UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-23304

Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-983-0903

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant's semi- annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

February 29, 2020

BSCK Invesco BulletShares 2020 Corporate Bond ETF

BSCL Invesco BulletShares 2021 Corporate Bond ETF

BSCM Invesco BulletShares 2022 Corporate Bond ETF

BSCN Invesco BulletShares 2023 Corporate Bond ETF

BSCO Invesco BulletShares 2024 Corporate Bond ETF

BSCP Invesco BulletShares 2025 Corporate Bond ETF

BSCQ Invesco BulletShares 2026 Corporate Bond ETF

BSCR Invesco BulletShares 2027 Corporate Bond ETF

BSCS Invesco BulletShares 2028 Corporate Bond ETF

BSCT Invesco BulletShares 2029 Corporate Bond ETF

BSJK Invesco BulletShares 2020 High Yield Corporate Bond ETF

BSJL Invesco BulletShares 2021 High Yield Corporate Bond ETF

BSJM Invesco BulletShares 2022 High Yield Corporate Bond ETF

BSJN Invesco BulletShares 2023 High Yield Corporate Bond ETF

(continued on inside front cover)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Invesco Semi-Annual Report to Shareholders (continued)

BSJO Invesco BulletShares 2024 High Yield Corporate Bond ETF

BSJP Invesco BulletShares 2025 High Yield Corporate Bond ETF

BSJQ Invesco BulletShares 2026 High Yield Corporate Bond ETF

BSJR Invesco BulletShares 2027 High Yield Corporate Bond ETF

BSML Invesco BulletShares 2021 Municipal Bond ETF

BSMM Invesco BulletShares 2022 Municipal Bond ETF

BSMN Invesco BulletShares 2023 Municipal Bond ETF

BSMO Invesco BulletShares 2024 Municipal Bond ETF

BSMP Invesco BulletShares 2025 Municipal Bond ETF

BSMQ Invesco BulletShares 2026 Municipal Bond ETF

BSMR Invesco BulletShares 2027 Municipal Bond ETF

BSMS Invesco BulletShares 2028 Municipal Bond ETF

BSMT Invesco BulletShares 2029 Municipal Bond ETF

BSAE Invesco BulletShares 2021 USD Emerging Markets Debt ETF

BSBE Invesco BulletShares 2022 USD Emerging Markets Debt ETF

BSCE Invesco BulletShares 2023 USD Emerging Markets Debt ETF

BSDE Invesco BulletShares 2024 USD Emerging Markets Debt ETF

Table of Contents
Schedules of Investments
Invesco BulletShares 2020 Corporate Bond ETF (BSCK) . . . . . . . . . . . . . . . . . . . . . . .	4
Invesco BulletShares 2021 Corporate Bond ETF (BSCL) . . . . . . . . . . . . . . . . . . . . . . .	10
Invesco BulletShares 2022 Corporate Bond ETF (BSCM). . . . . . . . . . . . . . . . . . . . . . .	17
Invesco BulletShares 2023 Corporate Bond ETF (BSCN) . . . . . . . . . . . . . . . . . . . . . . .	24
Invesco BulletShares 2024 Corporate Bond ETF (BSCO) . . . . . . . . . . . . . . . . . . . . . . .	31
Invesco BulletShares 2025 Corporate Bond ETF (BSCP) . . . . . . . . . . . . . . . . . . . . . . .	37
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) . . . . . . . . . . . . . . . . . . . . . . .	42
Invesco BulletShares 2027 Corporate Bond ETF (BSCR) . . . . . . . . . . . . . . . . . . . . . . .	48
Invesco BulletShares 2028 Corporate Bond ETF (BSCS) . . . . . . . . . . . . . . . . . . . . . . .	53
Invesco BulletShares 2029 Corporate Bond ETF (BSCT) . . . . . . . . . . . . . . . . . . . . . . .	57
Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK). . . . . . . . . . . .	61
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) . . . . . . . . . . . .	64
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) . . . . . . . . . . .	68
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN). . . . . . . . . . . .	73
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO). . . . . . . . . . . .	78
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP). . . . . . . . . . . .	83
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ). . . . . . . . . . . .	89
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR). . . . . . . . . . . .	93
Invesco BulletShares 2021 Municipal Bond ETF (BSML). . . . . . . . . . . . . . . . . . . . . . . .	96
Invesco BulletShares 2022 Municipal Bond ETF (BSMM) . . . . . . . . . . . . . . . . . . . . . . .	99
Invesco BulletShares 2023 Municipal Bond ETF (BSMN) . . . . . . . . . . . . . . . . . . . . . . .	103
Invesco BulletShares 2024 Municipal Bond ETF (BSMO) . . . . . . . . . . . . . . . . . . . . . . .	107
Invesco BulletShares 2025 Municipal Bond ETF (BSMP). . . . . . . . . . . . . . . . . . . . . . . .	111
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ) . . . . . . . . . . . . . . . . . . . . . . .	115
Invesco BulletShares 2027 Municipal Bond ETF (BSMR) . . . . . . . . . . . . . . . . . . . . . . .	118
Invesco BulletShares 2028 Municipal Bond ETF (BSMS). . . . . . . . . . . . . . . . . . . . . . . .	120
Invesco BulletShares 2029 Municipal Bond ETF (BSMT). . . . . . . . . . . . . . . . . . . . . . . .	123
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE). . . . . . . . . .	126
Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE). . . . . . . . . .	128
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE). . . . . . . . . .	130
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE). . . . . . . . . .	132
Statements of Assets and Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	136
Statements of Operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	142
Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	148
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	158
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	189
Fund Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	205
Board Considerations Regarding Approval of Investment Advisory Agreement . .	209

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-94.99%
Aerospace & Defense-2.30%
Arconic, Inc., 6.15%, 08/15/2020. . . . . . . .	$ 5,105,000	$5,184,230
General Dynamics Corp., 2.88%,
05/11/2020 . . . . . . . . . . . . . . . . . . . . . . . .	10,818,000	10,841,877
Lockheed Martin Corp., 2.50%,
11/23/2020 . . . . . . . . . . . . . . . . . . . . . . . .	7,311,000	7,346,134
Northrop Grumman Corp., 2.08%,
10/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .	6,357,000	6,369,741
Precision Castparts Corp., 2.25%,
06/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,382,000	3,386,969
Raytheon Co., 3.13%, 10/15/2020. . . . . . .	5,366,000	5,413,886
		38,542,837
Airlines-0.50%
Delta Air Lines, Inc., 2.88%, 03/13/2020. .	5,668,000	5,668,819
Southwest Airlines Co., 2.65%,
11/05/2020 . . . . . . . . . . . . . . . . . . . . . . . .	2,689,000	2,706,935
		8,375,754
Auto Components-0.17%
Lear Corp., 5.25%, 01/15/2025 . . . . . . . . .	2,805,000	2,882,227
Automobiles-4.92%
American Honda Finance Corp.
3.00%, 06/16/2020 . . . . . . . . . . . . . . . . .	2,155,000	2,164,251
1.95%, 07/20/2020 . . . . . . . . . . . . . . . . .	3,640,000	3,646,335
2.45%, 09/24/2020 . . . . . . . . . . . . . . . . .	6,901,000	6,944,200
Fiat Chrysler Automobiles N.V. (United
Kingdom), 4.50%, 04/15/2020 . . . . . . . .	8,250,000	8,275,121
Ford Motor Credit Co. LLC
2.46%, 03/27/2020 . . . . . . . . . . . . . . . . .	4,350,000	4,350,091
2.43%, 06/12/2020 . . . . . . . . . . . . . . . . .	4,200,000	4,203,720
3.16%, 08/04/2020 . . . . . . . . . . . . . . . . .	5,800,000	5,821,875
2.34%, 11/02/2020 . . . . . . . . . . . . . . . . .	5,600,000	5,614,848
General Motors Financial Co., Inc.
2.65%, 04/13/2020 . . . . . . . . . . . . . . . . .	5,280,000	5,284,189
3.20%, 07/13/2020 . . . . . . . . . . . . . . . . .	8,835,000	8,864,766
2.45%, 11/06/2020 . . . . . . . . . . . . . . . . .	5,222,000	5,242,828
3.70%, 11/24/2020 . . . . . . . . . . . . . . . . .	5,413,000	5,460,128
Toyota Motor Credit Corp.
2.15%, 03/12/2020 . . . . . . . . . . . . . . . . .	6,646,000	6,646,852
1.95%, 04/17/2020 . . . . . . . . . . . . . . . . .	5,979,000	5,980,736
4.50%, 06/17/2020 . . . . . . . . . . . . . . . . .	3,794,000	3,828,249
		82,328,189
Banks-25.19%
Banco Bilbao Vizcaya Argentaria S.A.
(Spain), 3.00%, 10/20/2020 . . . . . . . . . .	5,550,000	5,596,538
Bank of America Corp.
5.63%, 07/01/2020 . . . . . . . . . . . . . . . . .	10,410,000	10,552,526
2.63%, 10/19/2020 . . . . . . . . . . . . . . . . .	12,803,000	12,896,401
Series L, 2.25%, 04/21/2020 . . . . . . . . .	11,106,000	11,113,828
Bank of Montreal (Canada)
2.10%, 06/15/2020 . . . . . . . . . . . . . . . . .	4,884,000	4,891,974
3.10%, 07/13/2020 . . . . . . . . . . . . . . . . .	4,943,000	4,968,751
Bank of Nova Scotia (The) (Canada)
2.15%, 07/14/2020 . . . . . . . . . . . . . . . . .	6,209,000	6,224,928
2.35%, 10/21/2020 . . . . . . . . . . . . . . . . .	5,039,000	5,064,709
	Principal
	Amount	Value
Banks-(continued)
Barclays Bank PLC (United Kingdom),
5.14%, 10/14/2020 . . . . . . . . . . . . . . . . .	$ 5,070,000	$5,179,053
Barclays PLC (United Kingdom), 2.88%,
06/08/2020 . . . . . . . . . . . . . . . . . . . . . . . .	6,000,000	6,007,848
Canadian Imperial Bank of Commerce
(Canada), 2.10%, 10/05/2020 . . . . . . . .	7,034,000	7,056,302
Citibank N.A.
3.05%, 05/01/2020 . . . . . . . . . . . . . . . . .	11,000,000	11,011,153
2.10%, 06/12/2020 . . . . . . . . . . . . . . . . .	10,500,000	10,508,609
2.13%, 10/20/2020 . . . . . . . . . . . . . . . . .	11,550,000	11,601,205
Citigroup, Inc.
5.38%, 08/09/2020 . . . . . . . . . . . . . . . . .	5,502,000	5,592,189
2.65%, 10/26/2020 . . . . . . . . . . . . . . . . .	15,265,000	15,363,197
Citizens Bank N.A.
2.25%, 03/02/2020 . . . . . . . . . . . . . . . . .	4,577,000	4,577,000
2.20%, 05/26/2020 . . . . . . . . . . . . . . . . .	2,903,000	2,905,542
2.25%, 10/30/2020 . . . . . . . . . . . . . . . . .	4,251,000	4,262,192
Fifth Third Bancorp, 2.88%, 07/27/2020 . .	5,721,000	5,745,021
Fifth Third Bank, 2.20%, 10/30/2020 . . . .	4,200,000	4,212,794
First Horizon National Corp., 3.50%,
12/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,169,000	3,210,886
Goldman Sachs Bank USA, 3.20%,
06/05/2020 . . . . . . . . . . . . . . . . . . . . . . . .	4,325,000	4,343,359
HSBC Bank USA N.A., 4.88%,
08/24/2020 . . . . . . . . . . . . . . . . . . . . . . . .	6,800,000	6,909,290
HSBC USA, Inc.
2.35%, 03/05/2020 . . . . . . . . . . . . . . . . .	7,851,000	7,851,415
2.75%, 08/07/2020 . . . . . . . . . . . . . . . . .	9,025,000	9,068,920
5.00%, 09/27/2020 . . . . . . . . . . . . . . . . .	4,300,000	4,379,130
Huntington National Bank (The), 2.88%,
08/20/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,882,000	3,903,481
JPMorgan Chase & Co.
4.95%, 03/25/2020 . . . . . . . . . . . . . . . . .	6,134,000	6,147,030
2.75%, 06/23/2020 . . . . . . . . . . . . . . . . .	9,657,000	9,682,464
4.40%, 07/22/2020 . . . . . . . . . . . . . . . . .	10,782,000	10,899,816
4.25%, 10/15/2020 . . . . . . . . . . . . . . . . .	13,651,000	13,873,199
2.55%, 10/29/2020 . . . . . . . . . . . . . . . . .	13,844,000	13,924,916
KeyCorp, 2.90%, 09/15/2020 . . . . . . . . . . .	5,490,000	5,531,834
Lloyds Bank PLC (United Kingdom),
2.70%, 08/17/2020 . . . . . . . . . . . . . . . . .	3,900,000	3,920,304
Manufacturers and Traders Trust Co.,
2.05%, 08/17/2020 . . . . . . . . . . . . . . . . .	4,015,000	4,016,352
National Bank of Canada (Canada)
2.15%, 06/12/2020 . . . . . . . . . . . . . . . . .	5,400,000	5,407,418
2.20%, 11/02/2020 . . . . . . . . . . . . . . . . .	5,450,000	5,479,209
PNC Bank N.A.
2.00%, 05/19/2020 . . . . . . . . . . . . . . . . .	5,520,000	5,525,519
2.60%, 07/21/2020 . . . . . . . . . . . . . . . . .	4,250,000	4,265,076
2.45%, 11/05/2020 . . . . . . . . . . . . . . . . .	8,230,000	8,283,037
PNC Financial Services Group, Inc. (The),
4.38%, 08/11/2020 . . . . . . . . . . . . . . . . .	4,311,000	4,363,599
Royal Bank of Canada (Canada)
2.15%, 03/06/2020 . . . . . . . . . . . . . . . . .	3,808,000	3,808,010
2.15%, 10/26/2020 . . . . . . . . . . . . . . . . .	11,527,000	11,569,434
2.35%, 10/30/2020 . . . . . . . . . . . . . . . . .	8,444,000	8,496,370
Santander Holdings USA, Inc., 2.65%,
04/17/2020 . . . . . . . . . . . . . . . . . . . . . . . .	5,159,000	5,161,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Banks-(continued)
Santander UK PLC (United Kingdom)
2.38%, 03/16/2020 . . . . . . . . . . . . . . . . .	$ 4,876,000	$4,876,544
2.13%, 11/03/2020 . . . . . . . . . . . . . . . . .	6,500,000	6,528,670
Skandinaviska Enskilda Banken AB
(Sweden), 2.30%, 03/11/2020 . . . . . . . .	44,000	44,005
Sumitomo Mitsui Banking Corp. (Japan),
2.45%, 10/20/2020 . . . . . . . . . . . . . . . . .	2,100,000	2,110,617
Svenska Handelsbanken AB (Sweden)
1.95%, 09/08/2020 . . . . . . . . . . . . . . . . .	5,000,000	5,014,857
2.40%, 10/01/2020 . . . . . . . . . . . . . . . . .	7,000,000	7,038,993
Toronto-Dominion Bank (The) (Canada)
3.00%, 06/11/2020 . . . . . . . . . . . . . . . . .	2,127,000	2,135,152
1.85%, 09/11/2020 . . . . . . . . . . . . . . . . .	5,461,000	5,471,887
2.50%, 12/14/2020 . . . . . . . . . . . . . . . . .	10,377,000	10,450,550
Truist Bank, 2.25%, 06/01/2020. . . . . . . . .	4,250,000	4,255,237
Truist Financial Corp., 2.63%,
06/29/2020 . . . . . . . . . . . . . . . . . . . . . . . .	4,664,000	4,675,505
U.S. Bank N.A.
3.05%, 07/24/2020 . . . . . . . . . . . . . . . . .	3,950,000	3,970,911
2.05%, 10/23/2020 . . . . . . . . . . . . . . . . .	6,720,000	6,741,226
UBS AG (Switzerland), 4.88%,
08/04/2020 . . . . . . . . . . . . . . . . . . . . . . . .	6,200,000	6,285,632
Wells Fargo & Co.
2.60%, 07/22/2020 . . . . . . . . . . . . . . . . .	14,937,000	14,992,485
2.55%, 12/07/2020 . . . . . . . . . . . . . . . . .	11,885,000	11,969,359
		421,914,868
Beverages-2.56%
Coca-Cola Co. (The)
1.88%, 10/27/2020 . . . . . . . . . . . . . . . . .	8,243,000	8,266,275
2.45%, 11/01/2020 . . . . . . . . . . . . . . . . .	6,670,000	6,703,464
3.15%, 11/15/2020 . . . . . . . . . . . . . . . . .	4,811,000	4,863,214
Constellation Brands, Inc., 2.25%,
11/06/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,913,000	3,924,782
Diageo Capital PLC (United Kingdom)
3.00%, 05/18/2020 . . . . . . . . . . . . . . . . .	197,000	197,564
4.83%, 07/15/2020 . . . . . . . . . . . . . . . . .	3,472,000	3,513,638
PepsiCo, Inc.
1.85%, 04/30/2020 . . . . . . . . . . . . . . . . .	3,297,000	3,298,028
2.15%, 10/14/2020 . . . . . . . . . . . . . . . . .	6,439,000	6,458,247
3.13%, 11/01/2020 . . . . . . . . . . . . . . . . .	5,638,000	5,691,222
		42,916,434
Biotechnology-3.08%
AbbVie, Inc., 2.50%, 05/14/2020 . . . . . . . .	20,128,000	20,143,854
Amgen, Inc.
2.13%, 05/01/2020 . . . . . . . . . . . . . . . . .	4,626,000	4,626,990
2.20%, 05/11/2020 . . . . . . . . . . . . . . . . .	3,466,000	3,468,780
3.45%, 10/01/2020 . . . . . . . . . . . . . . . . .	5,060,000	5,114,906
Biogen, Inc., 2.90%, 09/15/2020 . . . . . . . .	7,261,000	7,317,593
Gilead Sciences, Inc., 2.55%, 09/01/2020 .	10,852,000	10,898,941
		51,571,064
Capital Markets-7.09%
Ameriprise Financial, Inc., 5.30%,
03/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,473,000	3,477,382
Bank of New York Mellon Corp. (The)
2.60%, 08/17/2020 . . . . . . . . . . . . . . . . .	6,694,000	6,717,158
2.45%, 11/27/2020 . . . . . . . . . . . . . . . . .	4,909,000	4,944,596
	Principal
	Amount	Value
Capital Markets-(continued)
Charles Schwab Corp. (The), 4.45%,
07/22/2020 . . . . . . . . . . . . . . . . . . . . . . . .	$ 4,008,000	$4,053,220
Credit Suisse AG (Switzerland), 4.38%,
08/05/2020 . . . . . . . . . . . . . . . . . . . . . . . .	6,404,000	6,480,561
Goldman Sachs Group, Inc. (The)
5.38%, 03/15/2020 . . . . . . . . . . . . . . . . .	13,497,000	13,513,829
2.60%, 04/23/2020 . . . . . . . . . . . . . . . . .	9,851,000	9,855,450
2.75%, 09/15/2020 . . . . . . . . . . . . . . . . .	10,603,000	10,651,975
2.60%, 12/27/2020 . . . . . . . . . . . . . . . . .	9,387,000	9,410,386
Series D, 6.00%, 06/15/2020 . . . . . . . . .	10,914,000	11,047,374
Morgan Stanley
2.80%, 06/16/2020 . . . . . . . . . . . . . . . . .	13,876,000	13,925,844
Series F, 5.50%, 07/24/2020. . . . . . . . . .	9,550,000	9,691,071
Nomura Holdings, Inc. (Japan), 6.70%,
03/04/2020 . . . . . . . . . . . . . . . . . . . . . . . .	6,642,000	6,642,985
Northern Trust Corp., 3.45%,
11/04/2020 . . . . . . . . . . . . . . . . . . . . . . . .	2,712,000	2,746,189
State Street Corp., 2.55%, 08/18/2020 . . .	5,508,000	5,532,080
		118,690,100
Chemicals-0.49%
PPG Industries, Inc., 3.60%, 11/15/2020. .	2,108,000	2,138,979
Sherwin-Williams Co. (The), 2.25%,
05/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .	6,130,000	6,135,098
		8,274,077
Commercial Services & Supplies-0.46%
Republic Services, Inc., 5.00%,
03/01/2020 . . . . . . . . . . . . . . . . . . . . . . . .	4,627,000	4,627,000
Waste Management, Inc., 4.75%,
06/30/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,018,000	3,049,634
		7,676,634
Communications Equipment-0.53%
Cisco Systems, Inc., 2.45%, 06/15/2020 . .	8,798,000	8,813,376
Consumer Finance-2.81%
American Express Co., 2.20%,
10/30/2020 . . . . . . . . . . . . . . . . . . . . . . . .	8,839,000	8,865,326
American Express Credit Corp.
2.38%, 05/26/2020 . . . . . . . . . . . . . . . . .	8,692,000	8,700,760
Series F, 2.60%, 09/14/2020 . . . . . . . . .	8,784,000	8,822,009
Capital One Financial Corp.
2.50%, 05/12/2020 . . . . . . . . . . . . . . . . .	6,311,000	6,315,808
2.40%, 10/30/2020 . . . . . . . . . . . . . . . . .	3,324,000	3,337,351
Discover Bank
7.00%, 04/15/2020 . . . . . . . . . . . . . . . . .	4,001,000	4,026,120
3.10%, 06/04/2020 . . . . . . . . . . . . . . . . .	7,000,000	7,015,047
		47,082,421
Diversified Consumer Services-0.21%
Block Financial LLC, 4.13%, 10/01/2020. .	3,470,000	3,510,152
Diversified Financial Services-0.15%
Berkshire Hathaway Finance Corp., 2.90%,
10/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .	2,543,000	2,567,701
Diversified Telecommunication Services-1.41%
AT&T, Inc., 2.45%, 06/30/2020 . . . . . . . . .	15,645,000	15,660,731
Telefonica Emisiones S.A.U. (Spain),
5.13%, 04/27/2020 . . . . . . . . . . . . . . . . .	7,928,000	7,965,654
		23,626,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Electric Utilities-1.68%
American Electric Power Co., Inc., 2.15%,
11/13/2020 . . . . . . . . . . . . . . . . . . . . . . . .	$ 3,450,000	$3,464,752
Commonwealth Edison Co., 4.00%,
08/01/2020 . . . . . . . . . . . . . . . . . . . . . . . .	2,357,000	2,366,843
Duke Energy Indiana LLC, 3.75%,
07/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,059,000	3,082,471
Exelon Corp.
2.85%, 06/15/2020 . . . . . . . . . . . . . . . . .	5,098,000	5,110,265
5.15%, 12/01/2020 . . . . . . . . . . . . . . . . .	3,904,000	3,970,499
Exelon Generation Co. LLC, 4.00%,
10/01/2020 . . . . . . . . . . . . . . . . . . . . . . . .	2,989,000	3,014,699
NextEra Energy Capital Holdings, Inc.,
Series H, 3.34%, 09/01/2020 . . . . . . . . .	3,599,000	3,628,863
Southern Co. (The), 2.75%, 06/15/2020 . .	3,535,000	3,543,223
		28,181,615
Entertainment-0.68%
TWDC Enterprises 18 Corp.
1.95%, 03/04/2020 . . . . . . . . . . . . . . . . .	2,545,000	2,545,028
1.80%, 06/05/2020 . . . . . . . . . . . . . . . . .	3,675,000	3,678,791
2.15%, 09/17/2020 . . . . . . . . . . . . . . . . .	5,215,000	5,230,920
		11,454,739
Equity REITs-0.58%
American Tower Corp., 2.80%,
06/01/2020 . . . . . . . . . . . . . . . . . . . . . . . .	4,661,000	4,669,354
MPT Operating Partnership L.P./MPT
Finance Corp., 6.38%, 03/01/2024. . . . .	2,135,000	2,204,388
Simon Property Group L.P., 2.50%,
09/01/2020 . . . . . . . . . . . . . . . . . . . . . . . .	2,807,000	2,811,555
		9,685,297
Food & Staples Retailing-1.73%
Sysco Corp., 2.60%, 10/01/2020 . . . . . . . .	3,457,000	3,476,672
Walmart, Inc.
2.85%, 06/23/2020 . . . . . . . . . . . . . . . . .	7,146,000	7,181,879
3.63%, 07/08/2020 . . . . . . . . . . . . . . . . .	4,836,000	4,867,748
3.25%, 10/25/2020 . . . . . . . . . . . . . . . . .	6,493,000	6,573,648
1.90%, 12/15/2020 . . . . . . . . . . . . . . . . .	6,863,000	6,885,681
		28,985,628
Food Products-0.82%
Bunge Ltd. Finance Corp., 3.50%,
11/24/2020 . . . . . . . . . . . . . . . . . . . . . . . .	2,481,000	2,515,206
Kellogg Co., 4.00%, 12/15/2020 . . . . . . . .	4,160,000	4,235,375
Mead Johnson Nutrition Co. (United
Kingdom), 3.00%, 11/15/2020 . . . . . . . .	3,675,000	3,707,424
Mondelez International, Inc., 3.00%,
05/07/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,228,000	3,234,604
		13,692,609
Health Care Equipment & Supplies-1.06%
Becton, Dickinson and Co.
2.40%, 06/05/2020 . . . . . . . . . . . . . . . . .	6,338,000	6,350,588
3.25%, 11/12/2020 . . . . . . . . . . . . . . . . .	4,071,000	4,116,174
Zimmer Biomet Holdings, Inc., 2.70%,
04/01/2020 . . . . . . . . . . . . . . . . . . . . . . . .	7,344,000	7,348,749
		17,815,511
	Principal
	Amount	Value
Health Care Providers & Services-4.36%
Anthem, Inc.
4.35%, 08/15/2020 . . . . . . . . . . . . . . . . .	$ 4,048,000	$4,095,885
2.50%, 11/21/2020 . . . . . . . . . . . . . . . . .	4,577,000	4,600,677
Cardinal Health, Inc., 4.63%, 12/15/2020 .	2,725,000	2,785,027
Centene Corp.
4.75%, 05/15/2022 . . . . . . . . . . . . . . . . .	5,325,000	5,399,444
6.13%, 02/15/2024 . . . . . . . . . . . . . . . . .	5,185,000	5,346,772
Cigna Corp.
4.13%, 09/15/2020(b). . . . . . . . . . . . . . . .	2,232,000	2,262,419
3.20%, 09/17/2020 . . . . . . . . . . . . . . . . .	9,712,000	9,787,788
CVS Health Corp.
3.13%, 03/09/2020 . . . . . . . . . . . . . . . . .	8,173,000	8,171,012
2.80%, 07/20/2020 . . . . . . . . . . . . . . . . .	14,026,000	14,067,380
Express Scripts Holding Co., 2.60%,
11/30/2020 . . . . . . . . . . . . . . . . . . . . . . . .	2,421,000	2,441,692
Laboratory Corp. of America Holdings,
4.63%, 11/15/2020 . . . . . . . . . . . . . . . . .	8,000	8,108
UnitedHealth Group, Inc.
2.70%, 07/15/2020 . . . . . . . . . . . . . . . . .	7,790,000	7,818,609
1.95%, 10/15/2020 . . . . . . . . . . . . . . . . .	6,177,000	6,186,950
		72,971,763
Hotels, Restaurants & Leisure-0.98%
Carnival Corp., 3.95%, 10/15/2020 . . . . . .	4,026,000	4,082,627
McDonald's Corp.
2.20%, 05/26/2020 . . . . . . . . . . . . . . . . .	4,369,000	4,370,870
2.75%, 12/09/2020 . . . . . . . . . . . . . . . . .	5,403,000	5,445,307
Starbucks Corp., 2.20%, 11/22/2020. . . . .	2,455,000	2,464,248
		16,363,052
Household Products-0.24%
Procter & Gamble Co. (The), 1.90%,
10/23/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,960,000	3,967,731
Independent Power and Renewable Electricity Producers-0.36%
AES Corp. (The)
4.50%, 03/15/2023 . . . . . . . . . . . . . . . . .	2,225,000	2,218,559
4.88%, 05/15/2023 . . . . . . . . . . . . . . . . .	1,214,000	1,205,326
5.50%, 04/15/2025 . . . . . . . . . . . . . . . . .	2,455,000	2,517,381
		5,941,266
Industrial Conglomerates-2.98%
3M Co., 2.00%, 08/07/2020 . . . . . . . . . . . .	2,434,000	2,438,816
GE Capital International Funding Co.
Unlimited Co., 2.34%, 11/15/2020 . . . . .	33,800,000	33,895,901
General Electric Co.
5.55%, 05/04/2020 . . . . . . . . . . . . . . . . .	2,320,000	2,334,212
4.38%, 09/16/2020 . . . . . . . . . . . . . . . . .	7,177,000	7,270,233
Roper Technologies, Inc., 3.00%,
12/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,939,000	3,973,885
		49,913,047
Insurance-2.27%
AEGON Funding Co. LLC (Netherlands),
5.75%, 12/15/2020 . . . . . . . . . . . . . . . . .	2,390,000	2,466,377
American International Group, Inc.
3.38%, 08/15/2020 . . . . . . . . . . . . . . . . .	3,960,000	3,992,668
6.40%, 12/15/2020 . . . . . . . . . . . . . . . . .	4,328,000	4,494,747
Aon Corp., 5.00%, 09/30/2020 . . . . . . . . . .	3,793,000	3,865,049
Chubb INA Holdings, Inc., 2.30%,
11/03/2020 . . . . . . . . . . . . . . . . . . . . . . . .	7,025,000	7,052,016

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Insurance-(continued)
Hartford Financial Services Group, Inc.
(The), 5.50%, 03/30/2020 . . . . . . . . . . . .	$ 2,263,000	$2,269,506
Manulife Financial Corp. (Canada), 4.90%,
09/17/2020 . . . . . . . . . . . . . . . . . . . . . . . .	2,349,000	2,389,301
Marsh & McLennan Cos., Inc., 2.35%,
03/06/2020 . . . . . . . . . . . . . . . . . . . . . . . .	2,336,000	2,336,344
Prudential Financial, Inc.
5.38%, 06/21/2020 . . . . . . . . . . . . . . . . .	3,800,000	3,842,053
4.50%, 11/15/2020 . . . . . . . . . . . . . . . . .	2,187,000	2,224,897
Travelers Cos., Inc. (The), 3.90%,
11/01/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,078,000	3,124,805
		38,057,763
Internet & Direct Marketing Retail-1.02%
Amazon.com, Inc., 1.90%, 08/21/2020 . . .	5,883,000	5,899,404
eBay, Inc.
2.15%, 06/05/2020 . . . . . . . . . . . . . . . . .	2,837,000	2,838,134
3.25%, 10/15/2020 . . . . . . . . . . . . . . . . .	3,442,000	3,466,520
Expedia Group, Inc., 5.95%, 08/15/2020 . .	4,866,000	4,946,095
		17,150,153
IT Services-2.26%
Automatic Data Processing, Inc., 2.25%,
09/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .	5,563,000	5,584,913
Fiserv, Inc., 2.70%, 06/01/2020 . . . . . . . . .	4,729,000	4,734,367
International Business Machines Corp.,
1.63%, 05/15/2020 . . . . . . . . . . . . . . . . .	6,500,000	6,500,131
VeriSign, Inc., 4.63%, 05/01/2023 . . . . . . .	4,471,000	4,517,118
Visa, Inc., 2.20%, 12/14/2020 . . . . . . . . . .	16,472,000	16,552,875
		37,889,404
Machinery-1.34%
Caterpillar Financial Services Corp.
2.00%, 03/05/2020 . . . . . . . . . . . . . . . . .	3,174,000	3,174,081
2.95%, 05/15/2020 . . . . . . . . . . . . . . . . .	3,261,000	3,270,171
1.85%, 09/04/2020 . . . . . . . . . . . . . . . . .	4,623,000	4,631,925
CNH Industrial Capital LLC, 4.38%,
11/06/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,349,000	3,410,669
John Deere Capital Corp.
2.05%, 03/10/2020 . . . . . . . . . . . . . . . . .	2,537,000	2,537,250
1.95%, 06/22/2020 . . . . . . . . . . . . . . . . .	2,994,000	2,998,662
2.38%, 07/14/2020 . . . . . . . . . . . . . . . . .	2,426,000	2,434,814
		22,457,572
Media-0.88%
	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-7.37%
Chevron Corp.
1.96%, 03/03/2020 . . . . . . . . . . . . . . . . .	$ 7,985,000	$7,985,000
1.99%, 03/03/2020 . . . . . . . . . . . . . . . . .	3,700,000	3,700,000
2.43%, 06/24/2020 . . . . . . . . . . . . . . . . .	5,626,000	5,636,054
2.42%, 11/17/2020 . . . . . . . . . . . . . . . . .	7,362,000	7,402,379
Columbia Pipeline Group, Inc., 3.30%,
06/01/2020 . . . . . . . . . . . . . . . . . . . . . . . .	4,711,000	4,723,129
Concho Resources, Inc., 4.38%,
01/15/2025 . . . . . . . . . . . . . . . . . . . . . . . .	2,631,000	2,723,514
Continental Resources, Inc., 5.00%,
09/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	7,621,000	7,614,299
Diamondback Energy, Inc., 5.38%,
05/31/2025 . . . . . . . . . . . . . . . . . . . . . . . .	3,747,000	3,912,966
Enterprise Products Operating LLC,
5.20%, 09/01/2020 . . . . . . . . . . . . . . . . .	5,346,000	5,440,772
EOG Resources, Inc.
2.45%, 04/01/2020 . . . . . . . . . . . . . . . . .	3,532,000	3,533,716
4.40%, 06/01/2020 . . . . . . . . . . . . . . . . .	2,947,000	2,967,002
Exxon Mobil Corp., 1.91%, 03/06/2020 . . .	8,060,000	8,060,357
Kinder Morgan Energy Partners L.P.
6.50%, 04/01/2020 . . . . . . . . . . . . . . . . .	3,019,000	3,029,479
5.30%, 09/15/2020 . . . . . . . . . . . . . . . . .	3,087,000	3,143,195
Marathon Petroleum Corp., 3.40%,
12/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,885,000	3,921,500
Shell International Finance B.V.
(Netherlands)
4.38%, 03/25/2020 . . . . . . . . . . . . . . . . .	6,402,000	6,412,363
2.13%, 05/11/2020 . . . . . . . . . . . . . . . . .	12,208,000	12,214,811
2.25%, 11/10/2020 . . . . . . . . . . . . . . . . .	6,715,000	6,739,824
Total Capital S.A. (France), 4.45%,
06/24/2020 . . . . . . . . . . . . . . . . . . . . . . . .	6,358,000	6,410,390
TransCanada PipeLines Ltd. (Canada),
3.80%, 10/01/2020 . . . . . . . . . . . . . . . . .	5,730,000	5,804,734
Williams Cos., Inc. (The)
5.25%, 03/15/2020 . . . . . . . . . . . . . . . . .	8,498,000	8,508,296
4.13%, 11/15/2020 . . . . . . . . . . . . . . . . .	3,501,000	3,536,970
		123,420,750
Personal Products-0.39%
Unilever Capital Corp. (United Kingdom)
1.80%, 05/05/2020 . . . . . . . . . . . . . . . . .	4,000,000	4,001,400
2.10%, 07/30/2020 . . . . . . . . . . . . . . . . .	2,497,000	2,503,844
		6,505,244
Charter Communications Operating LLC/
Charter Communications Operating
Capital Corp., 3.58%, 07/23/2020 . . . . .	10,912,000	10,973,393
Omnicom Group, Inc./Omnicom Capital,
Inc., 4.45%, 08/15/2020 . . . . . . . . . . . . .	3,642,000	3,690,722
		14,664,115
Multi-Utilities-0.76%
Dominion Energy Gas Holdings LLC,
2.80%, 11/15/2020 . . . . . . . . . . . . . . . . .	3,954,000	3,974,882
Dominion Energy, Inc., 2.58%,
07/01/2020 . . . . . . . . . . . . . . . . . . . . . . . .	5,804,000	5,814,370
Sempra Energy, 2.40%, 03/15/2020 . . . . .	3,001,000	3,001,031
		12,790,283
Pharmaceuticals-2.88%
Allergan Funding S.C.S., 3.00%,
03/12/2020 . . . . . . . . . . . . . . . . . . . . . . . .	13,738,000	13,741,957
Allergan, Inc., 3.38%, 09/15/2020 . . . . . . .	3,190,000	3,223,732
AstraZeneca PLC (United Kingdom),
2.38%, 11/16/2020 . . . . . . . . . . . . . . . . .	8,823,000	8,878,440
Bristol-Myers Squibb Co.
2.88%, 08/15/2020(b). . . . . . . . . . . . . . . .	6,199,000	6,234,858
3.95%, 10/15/2020(b) . . . . . . . . . . . . . . .	1,902,000	1,933,332
Johnson & Johnson
2.95%, 09/01/2020 . . . . . . . . . . . . . . . . .	2,685,000	2,708,234
1.95%, 11/10/2020 . . . . . . . . . . . . . . . . .	2,765,000	2,774,574
Mylan N.V., 3.75%, 12/15/2020 . . . . . . . . .	170,000	172,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)

February 29, 2020 (Unaudited)

	Principal			Principal
	Amount	Value		Amount
Pharmaceuticals-(continued)			Technology Hardware, Storage & Peripherals-(continued)
Novartis Capital Corp. (Switzerland),			Hewlett Packard Enterprise Co., 3.60%,
4.40%, 04/24/2020 . . . . . . . . . . . . . . . . .	$ 5,511,000	$5,531,906	10/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .	$17,050,000
Zoetis, Inc., 3.45%, 11/13/2020. . . . . . . . .	3,049,000	3,086,504	HP, Inc., 3.75%, 12/01/2020. . . . . . . . . . . .	3,836,000
		48,286,290

Value

$17,196,726

3,881,378

40,614,095

Semiconductors & Semiconductor Equipment-1.96%

Applied Materials, Inc., 2.63%,
10/01/2020 . . . . . . . . . . . . . . . . . . . . . . . .	3,004,000
Intel Corp.
1.85%, 05/11/2020 . . . . . . . . . . . . . . . . .	4,663,000
2.45%, 07/29/2020 . . . . . . . . . . . . . . . . .	9,909,000
Lam Research Corp., 2.75%, 03/15/2020 .	2,381,000
QUALCOMM, Inc., 2.25%, 05/20/2020. . . .	10,054,000
Texas Instruments, Inc., 1.75%,
05/01/2020 . . . . . . . . . . . . . . . . . . . . . . . .	2,813,000
Software-1.84%
Microsoft Corp.
3.00%, 10/01/2020 . . . . . . . . . . . . . . . . .	5,399,000
2.00%, 11/03/2020 . . . . . . . . . . . . . . . . .	12,821,000
Oracle Corp., 3.88%, 07/15/2020. . . . . . . .	5,689,000
VMware, Inc., 2.30%, 08/21/2020 . . . . . . .	6,777,000
Specialty Retail-0.73%
AutoZone, Inc., 4.00%, 11/15/2020. . . . . .	2,324,000
Home Depot, Inc. (The)
1.80%, 06/05/2020 . . . . . . . . . . . . . . . . .	4,431,000
3.95%, 09/15/2020 . . . . . . . . . . . . . . . . .	3,024,000
Lowe's Cos., Inc., 4.63%, 04/15/2020 . . . .	2,459,000
Technology Hardware, Storage & Peripherals-2.43%
Apple, Inc.
2.00%, 05/06/2020 . . . . . . . . . . . . . . . . .	7,815,000
1.80%, 05/11/2020 . . . . . . . . . . . . . . . . .	5,861,000
2.00%, 11/13/2020 . . . . . . . . . . . . . . . . .	5,819,000

Investment Abbreviations:

REIT -Real Estate Investment Trust

3,021,899

4,666,315

9,938,134

2,381,902

10,069,502

2,813,321

32,891,073

5,438,024

12,862,040

5,740,635

6,785,289

30,825,988

2,346,586

4,433,976

3,051,170

2,464,376

12,296,108

7,820,526

5,863,273

5,852,192

Tobacco-0.68%
Philip Morris International, Inc., 4.50%,
03/26/2020 . . . . . . . . . . . . . . . . . . . . . . . .	4,587,000
Reynolds American, Inc. (United Kingdom)
6.88%, 05/01/2020 . . . . . . . . . . . . . . . . .	2,974,000
3.25%, 06/12/2020 . . . . . . . . . . . . . . . . .	3,774,000
Trading Companies & Distributors-0.84%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
4.25%, 07/01/2020 . . . . . . . . . . . . . . . . .	2,551,000
4.63%, 10/30/2020 . . . . . . . . . . . . . . . . .	5,700,000
International Lease Finance Corp., 8.25%,
12/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .	5,399,000
Total U.S. Dollar Denominated Bonds & Notes
(Cost $1,585,658,476) . . . . . . . . . . . . . .	. . . . . . . . . . . .
Shares
Money Market Funds-4.31%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(c)
(Cost $72,225,648) . . . . . . . . . . . . . . . . . .	72,225,648

TOTAL INVESTMENTS IN SECURITIES-99.30%

(Cost $1,657,884,124) . . . . . . . . . . . . . . . . . . . . . . . . . . . .

OTHER ASSETS LESS LIABILITIES-0.70% . . . . . . . . . . . . . . .

NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

4,594,273

2,998,050

3,788,196

11,380,519

2,572,833

5,789,760

5,659,196

14,021,789

1,590,995,623

72,225,648

1,663,221,271

11,771,741

$1,674,993,012

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $10,430,609, which represented less than 1% of the Fund's Net Assets.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	37.51
Health Care	11.38

Information Technology	9.02
Industrials	8.42

Consumer Discretionary	8.03
Energy	7.37

Consumer Staples	6.42
Sector Types Each Less Than 3%	6.84

Money Market Funds Plus Other Assets
Less Liabilities	5.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.68%
Aerospace & Defense-1.28%
Arconic, Inc., 5.40%, 04/15/2021. . . . . . . .	$ 5,545,000	$5,608,878
General Dynamics Corp.
3.00%, 05/11/2021 . . . . . . . . . . . . . . . . .	9,021,000	9,208,643
3.88%, 07/15/2021 . . . . . . . . . . . . . . . . .	2,341,000	2,409,470
Lockheed Martin Corp., 3.35%,
09/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	3,743,000	3,870,358
Northrop Grumman Corp., 3.50%,
03/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	3,124,000	3,187,582
		24,284,931
Air Freight & Logistics-0.51%
United Parcel Service, Inc.
3.13%, 01/15/2021 . . . . . . . . . . . . . . . . .	6,596,000	6,678,447
2.05%, 04/01/2021 . . . . . . . . . . . . . . . . .	3,030,000	3,050,494
		9,728,941
Airlines-0.15%
Delta Air Lines, Inc., 3.40%, 04/19/2021. .	2,710,000	2,760,858
Automobiles-5.24%
American Honda Finance Corp.
2.65%, 02/12/2021 . . . . . . . . . . . . . . . . .	3,342,000	3,377,565
1.65%, 07/12/2021 . . . . . . . . . . . . . . . . .	2,986,000	2,999,120
1.70%, 09/09/2021 . . . . . . . . . . . . . . . . .	4,771,000	4,797,440
Ford Motor Credit Co. LLC
3.20%, 01/15/2021 . . . . . . . . . . . . . . . . .	5,800,000	5,839,010
5.75%, 02/01/2021 . . . . . . . . . . . . . . . . .	5,700,000	5,865,806
3.34%, 03/18/2021 . . . . . . . . . . . . . . . . .	7,500,000	7,566,000
3.47%, 04/05/2021 . . . . . . . . . . . . . . . . .	4,500,000	4,549,187
5.88%, 08/02/2021 . . . . . . . . . . . . . . . . .	8,250,000	8,620,449
3.81%, 10/12/2021 . . . . . . . . . . . . . . . . .	4,300,000	4,388,843
General Motors Financial Co., Inc.
4.20%, 03/01/2021 . . . . . . . . . . . . . . . . .	6,674,000	6,776,603
3.55%, 04/09/2021 . . . . . . . . . . . . . . . . .	4,622,000	4,697,650
3.20%, 07/06/2021 . . . . . . . . . . . . . . . . .	9,049,000	9,158,187
4.38%, 09/25/2021 . . . . . . . . . . . . . . . . .	5,727,000	5,922,153
Toyota Motor Corp. (Japan), 3.18%,
07/20/2021 . . . . . . . . . . . . . . . . . . . . . . . .	3,348,000	3,425,808
Toyota Motor Credit Corp.
4.25%, 01/11/2021 . . . . . . . . . . . . . . . . .	3,400,000	3,476,703
1.90%, 04/08/2021 . . . . . . . . . . . . . . . . .	5,687,000	5,733,391
2.95%, 04/13/2021 . . . . . . . . . . . . . . . . .	4,337,000	4,414,812
2.75%, 05/17/2021 . . . . . . . . . . . . . . . . .	3,198,000	3,252,427
3.40%, 09/15/2021 . . . . . . . . . . . . . . . . .	4,362,000	4,503,571
		99,364,725
Banks-31.73%
Bank of America Corp.
5.88%, 01/05/2021 . . . . . . . . . . . . . . . . .	4,780,000	4,951,630
2.63%, 04/19/2021 . . . . . . . . . . . . . . . . .	9,004,000	9,107,872
5.00%, 05/13/2021 . . . . . . . . . . . . . . . . .	6,250,000	6,508,971
Bank of Montreal (Canada)
1.90%, 08/27/2021 . . . . . . . . . . . . . . . . .	8,536,000	8,601,581
Series D, 3.10%, 04/13/2021 . . . . . . . . .	6,321,000	6,440,276
	Principal
	Amount	Value
Banks-(continued)
Bank of Nova Scotia (The) (Canada)
2.50%, 01/08/2021 . . . . . . . . . . . . . . . . .	$ 4,119,000	$4,150,320
4.38%, 01/13/2021 . . . . . . . . . . . . . . . . .	3,324,000	3,401,320
2.45%, 03/22/2021 . . . . . . . . . . . . . . . . .	5,931,000	5,990,476
3.13%, 04/20/2021 . . . . . . . . . . . . . . . . .	5,470,000	5,573,057
2.80%, 07/21/2021 . . . . . . . . . . . . . . . . .	4,917,000	5,018,189
Barclays Bank PLC (United Kingdom),
2.65%, 01/11/2021 . . . . . . . . . . . . . . . . .	9,000,000	9,075,907
Barclays PLC (United Kingdom)
3.25%, 01/12/2021 . . . . . . . . . . . . . . . . .	6,500,000	6,564,259
3.20%, 08/10/2021 . . . . . . . . . . . . . . . . .	5,220,000	5,333,519
BBVA USA, 3.50%, 06/11/2021 . . . . . . . . .	4,250,000	4,357,709
BNP Paribas S.A. (France), 5.00%,
01/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	13,107,000	13,484,802
BPCE S.A. (France)
2.65%, 02/03/2021(b). . . . . . . . . . . . . . . .	4,250,000	4,296,729
2.75%, 12/02/2021 . . . . . . . . . . . . . . . . .	4,300,000	4,400,031
Branch Banking & Trust Co., 2.85%,
04/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	4,500,000	4,570,163
Canadian Imperial Bank of Commerce
(Canada), 2.70%, 02/02/2021(b) . . . . . . .	3,142,000	3,174,295
CIT Group, Inc., 4.13%, 03/09/2021. . . . . .	3,026,000	3,061,767
Citibank N.A.
2.85%, 02/12/2021 . . . . . . . . . . . . . . . . .	5,550,000	5,607,417
3.40%, 07/23/2021 . . . . . . . . . . . . . . . . .	8,000,000	8,181,613
Citigroup, Inc.
2.70%, 03/30/2021 . . . . . . . . . . . . . . . . .	11,559,000	11,682,371
2.35%, 08/02/2021 . . . . . . . . . . . . . . . . .	7,915,000	8,018,111
2.90%, 12/08/2021 . . . . . . . . . . . . . . . . .	11,281,000	11,515,245
Citizens Bank N.A., 2.55%, 05/13/2021. . .	4,500,000	4,560,992
Cooperatieve Rabobank U.A. (Netherlands)
4.50%, 01/11/2021 . . . . . . . . . . . . . . . . .	6,393,000	6,565,121
2.50%, 01/19/2021 . . . . . . . . . . . . . . . . .	9,350,000	9,444,362
3.13%, 04/26/2021 . . . . . . . . . . . . . . . . .	4,250,000	4,340,480
Deutsche Bank AG (Germany)
3.13%, 01/13/2021 . . . . . . . . . . . . . . . . .	4,600,000	4,645,894
3.15%, 01/22/2021 . . . . . . . . . . . . . . . . .	4,904,000	4,949,011
3.38%, 05/12/2021 . . . . . . . . . . . . . . . . .	4,572,000	4,644,410
4.25%, 10/14/2021 . . . . . . . . . . . . . . . . .	15,392,000	15,890,295
Fifth Third Bank
2.25%, 06/14/2021(b). . . . . . . . . . . . . . . .	4,350,000	4,400,840
3.35%, 07/26/2021 . . . . . . . . . . . . . . . . .	4,700,000	4,828,571
2.88%, 10/01/2021 . . . . . . . . . . . . . . . . .	4,427,000	4,534,344
HSBC Holdings PLC (United Kingdom)
3.40%, 03/08/2021 . . . . . . . . . . . . . . . . .	12,900,000	13,121,863
5.10%, 04/05/2021 . . . . . . . . . . . . . . . . .	11,917,000	12,344,675
2.95%, 05/25/2021 . . . . . . . . . . . . . . . . .	10,300,000	10,465,405
Huntington Bancshares, Inc., 3.15%,
03/14/2021 . . . . . . . . . . . . . . . . . . . . . . . .	4,277,000	4,333,665
Huntington National Bank (The), 3.25%,
05/14/2021 . . . . . . . . . . . . . . . . . . . . . . . .	4,500,000	4,589,349
JPMorgan Chase & Co.
2.55%, 03/01/2021 . . . . . . . . . . . . . . . . .	10,723,000	10,816,263
4.63%, 05/10/2021 . . . . . . . . . . . . . . . . .	8,762,000	9,088,876
2.40%, 06/07/2021 . . . . . . . . . . . . . . . . .	6,598,000	6,666,979
2.30%, 08/15/2021 . . . . . . . . . . . . . . . . .	11,819,000	11,847,961
4.35%, 08/15/2021 . . . . . . . . . . . . . . . . .	13,477,000	14,019,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Banks-(continued)
KeyBank N.A.
3.35%, 06/15/2021 . . . . . . . . . . . . . . . . .	$ 4,500,000	$4,607,246
2.50%, 11/22/2021 . . . . . . . . . . . . . . . . .	7,450,000	7,604,095
KeyCorp, 5.10%, 03/24/2021 . . . . . . . . . . .	4,184,000	4,332,337
Lloyds Bank PLC (United Kingdom),
6.38%, 01/21/2021 . . . . . . . . . . . . . . . . .	4,740,000	4,952,054
Lloyds Banking Group PLC (United
Kingdom), 3.10%, 07/06/2021 . . . . . . . .	6,900,000	7,031,368
Manufacturers and Traders Trust Co.,
2.63%, 01/25/2021 . . . . . . . . . . . . . . . . .	4,500,000	4,533,020
Mitsubishi UFJ Financial Group, Inc.
(Japan)
2.95%, 03/01/2021 . . . . . . . . . . . . . . . . .	9,576,000	9,697,615
3.54%, 07/26/2021 . . . . . . . . . . . . . . . . .	3,196,000	3,293,148
2.19%, 09/13/2021 . . . . . . . . . . . . . . . . .	6,500,000	6,580,057
Mizuho Financial Group, Inc. (Japan),
2.27%, 09/13/2021 . . . . . . . . . . . . . . . . .	4,400,000	4,460,260
PNC Bank N.A.
2.50%, 01/22/2021 . . . . . . . . . . . . . . . . .	5,450,000	5,492,529
2.15%, 04/29/2021 . . . . . . . . . . . . . . . . .	5,400,000	5,449,210
2.55%, 12/09/2021 . . . . . . . . . . . . . . . . .	5,650,000	5,772,607
Regions Bank, 2.75%, 04/01/2021. . . . . . .	4,250,000	4,303,326
Royal Bank of Canada (Canada)
2.50%, 01/19/2021(b). . . . . . . . . . . . . . . .	5,170,000	5,217,347
3.20%, 04/30/2021 . . . . . . . . . . . . . . . . .	6,612,000	6,754,933
Santander UK Group Holdings PLC (United
Kingdom)
3.13%, 01/08/2021 . . . . . . . . . . . . . . . . .	4,307,000	4,363,680
2.88%, 08/05/2021 . . . . . . . . . . . . . . . . .	5,100,000	5,190,967
Santander UK PLC (United Kingdom),
2.50%, 01/05/2021 . . . . . . . . . . . . . . . . .	4,500,000	4,536,269
Skandinaviska Enskilda Banken AB
(Sweden)
2.63%, 03/15/2021 . . . . . . . . . . . . . . . . .	5,550,000	5,601,269
1.88%, 09/13/2021 . . . . . . . . . . . . . . . . .	4,310,000	4,341,538
Sumitomo Mitsui Financial Group, Inc.
(Japan)
2.93%, 03/09/2021 . . . . . . . . . . . . . . . . .	8,055,000	8,146,660
2.06%, 07/14/2021 . . . . . . . . . . . . . . . . .	7,657,000	7,714,009
2.44%, 10/19/2021 . . . . . . . . . . . . . . . . .	6,305,000	6,400,863
SunTrust Banks, Inc., 2.90%, 03/03/2021.	4,068,000	4,114,293
Svenska Handelsbanken AB (Sweden)
2.45%, 03/30/2021 . . . . . . . . . . . . . . . . .	6,000,000	6,071,534
3.35%, 05/24/2021 . . . . . . . . . . . . . . . . .	4,500,000	4,611,485
1.88%, 09/07/2021 . . . . . . . . . . . . . . . . .	4,500,000	4,537,048
Synchrony Bank, 3.65%, 05/24/2021 . . . .	5,100,000	5,226,803
Toronto-Dominion Bank (The) (Canada)
2.55%, 01/25/2021 . . . . . . . . . . . . . . . . .	4,342,000	4,376,199
2.13%, 04/07/2021 . . . . . . . . . . . . . . . . .	7,634,000	7,686,065
3.25%, 06/11/2021 . . . . . . . . . . . . . . . . .	4,253,000	4,350,735
1.80%, 07/13/2021 . . . . . . . . . . . . . . . . .	7,127,000	7,167,187
Truist Financial Corp.
2.15%, 02/01/2021 . . . . . . . . . . . . . . . . .	4,122,000	4,134,245
2.05%, 05/10/2021 . . . . . . . . . . . . . . . . .	5,346,000	5,384,910
3.20%, 09/03/2021 . . . . . . . . . . . . . . . . .	2,343,000	2,405,955
U.S. Bancorp
2.35%, 01/29/2021 . . . . . . . . . . . . . . . . .	6,352,000	6,393,707
4.13%, 05/24/2021 . . . . . . . . . . . . . . . . .	4,216,000	4,343,861
U.S. Bank N.A., 3.15%, 04/26/2021. . . . . .	4,250,000	4,335,977
Principal
Amount
Banks-(continued)
Wells Fargo & Co.
3.00%, 01/22/2021 . . . . . . . . . . . . . . . . .	$ 6,376,000
2.50%, 03/04/2021 . . . . . . . . . . . . . . . . .	12,132,000
4.60%, 04/01/2021 . . . . . . . . . . . . . . . . .	11,331,000
2.10%, 07/26/2021(b). . . . . . . . . . . . . . . .	13,666,000
Wells Fargo Bank N.A., 2.60%,
01/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	11,200,000
Zions Bancorporation N.A., 3.50%,
08/27/2021 . . . . . . . . . . . . . . . . . . . . . . . .	5,500,000
Beverages-1.54%
Anheuser-Busch InBev Worldwide, Inc.
(Belgium), 4.38%, 02/15/2021 . . . . . . . .	10,000
Coca-Cola Co. (The)
1.55%, 09/01/2021 . . . . . . . . . . . . . . . . .	5,233,000
3.30%, 09/01/2021 . . . . . . . . . . . . . . . . .	5,836,000
Constellation Brands, Inc., 3.75%,
05/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	1,988,000
Molson Coors Beverage Co., 2.10%,
07/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	4,567,000
PepsiCo, Inc.
2.00%, 04/15/2021 . . . . . . . . . . . . . . . . .	4,306,000
3.00%, 08/25/2021(b). . . . . . . . . . . . . . . .	3,567,000
1.70%, 10/06/2021 . . . . . . . . . . . . . . . . .	3,304,000
Biotechnology-2.61%
AbbVie, Inc., 2.30%, 05/14/2021 . . . . . . . .	8,363,000
Amgen, Inc.
4.10%, 06/15/2021 . . . . . . . . . . . . . . . . .	4,556,000
1.85%, 08/19/2021 . . . . . . . . . . . . . . . . .	3,386,000
3.88%, 11/15/2021 . . . . . . . . . . . . . . . . .	7,229,000
Gilead Sciences, Inc.
4.50%, 04/01/2021 . . . . . . . . . . . . . . . . .	4,359,000
4.40%, 12/01/2021 . . . . . . . . . . . . . . . . .	5,464,000
Shire Acquisitions Investments Ireland
DAC, 2.40%, 09/23/2021. . . . . . . . . . . . .	15,006,000
Capital Markets-7.71%
Bank of New York Mellon Corp. (The)
4.15%, 02/01/2021 . . . . . . . . . . . . . . . . .	1,980,000
2.50%, 04/15/2021 . . . . . . . . . . . . . . . . .	4,260,000
2.05%, 05/03/2021 . . . . . . . . . . . . . . . . .	5,183,000
3.55%, 09/23/2021 . . . . . . . . . . . . . . . . .	6,882,000
BlackRock, Inc., 4.25%, 05/24/2021 . . . . .	3,166,000
Charles Schwab Corp. (The), 3.25%,
05/21/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,601,000
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021 . . . . . . . . . . . . . . . . .	9,080,000
2.10%, 11/12/2021 . . . . . . . . . . . . . . . . .	8,700,000
Goldman Sachs Group, Inc. (The)
2.88%, 02/25/2021 . . . . . . . . . . . . . . . . .	5,786,000
2.63%, 04/25/2021 . . . . . . . . . . . . . . . . .	6,701,000
5.25%, 07/27/2021 . . . . . . . . . . . . . . . . .	16,976,000
2.35%, 11/15/2021 . . . . . . . . . . . . . . . . .	9,356,000
Jefferies Group LLC, 6.88%, 04/15/2021 .	3,724,000
Moody's Corp., 2.75%, 12/15/2021 . . . . . .	2,360,000

Value

$6,457,333

12,227,788

11,705,804

13,793,244

11,301,268

5,658,466

601,826,778

10,268

5,259,744

6,025,489

2,043,528

4,603,791

4,343,386

3,652,632

3,324,123

29,262,961

8,412,910

4,686,076

3,408,926

7,493,309

4,522,743

5,742,360

15,209,796

49,476,120

2,023,645

4,308,916

5,224,202

7,094,276

3,285,328

2,660,900

9,290,843

8,786,367

5,845,978

6,779,106

17,818,822

9,408,795

3,932,032

2,418,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Capital Markets-(continued)
Morgan Stanley
5.75%, 01/25/2021 . . . . . . . . . . . . . . . . .	$10,599,000	$ 10,980,728
2.50%, 04/21/2021 . . . . . . . . . . . . . . . . .	11,324,000	11,448,351
5.50%, 07/28/2021 . . . . . . . . . . . . . . . . .	11,259,000	11,866,648
2.63%, 11/17/2021 . . . . . . . . . . . . . . . . .	14,804,000	15,069,724
Northern Trust Corp., 3.38%,
08/23/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,304,000	2,370,046
State Street Corp.
4.38%, 03/07/2021 . . . . . . . . . . . . . . . . .	2,572,000	2,647,017
1.95%, 05/19/2021 . . . . . . . . . . . . . . . . .	2,908,000	2,929,878
		146,189,874
Chemicals-0.75%
Ecolab, Inc., 4.35%, 12/08/2021 . . . . . . . .	5,101,000	5,371,220
Lyondellbasell Industries N.V., 6.00%,
11/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	4,100,000	4,366,342
Praxair, Inc.
4.05%, 03/15/2021 . . . . . . . . . . . . . . . . .	2,019,000	2,075,467
3.00%, 09/01/2021 . . . . . . . . . . . . . . . . .	2,337,000	2,401,299
		14,214,328
Commercial Services & Supplies-0.19%
Republic Services, Inc., 5.25%,
11/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	3,374,000	3,597,678
Communications Equipment-1.15%
Cisco Systems, Inc.
2.20%, 02/28/2021 . . . . . . . . . . . . . . . . .	10,836,000	10,908,910
2.90%, 03/04/2021 . . . . . . . . . . . . . . . . .	1,943,000	1,969,711
1.85%, 09/20/2021 . . . . . . . . . . . . . . . . .	8,867,000	8,932,649
		21,811,270
Consumer Finance-2.44%
Ally Financial, Inc., 4.25%, 04/15/2021 . . .	3,949,000	4,040,103
American Express Co., 3.38%,
05/17/2021 . . . . . . . . . . . . . . . . . . . . . . . .	5,087,000	5,187,463
American Express Credit Corp., 2.25%,
05/05/2021 . . . . . . . . . . . . . . . . . . . . . . . .	7,187,000	7,249,920
Capital One Financial Corp.
3.45%, 04/30/2021 . . . . . . . . . . . . . . . . .	5,707,000	5,818,439
4.75%, 07/15/2021 . . . . . . . . . . . . . . . . .	5,192,000	5,413,467
Capital One N.A.
2.95%, 07/23/2021 . . . . . . . . . . . . . . . . .	5,250,000	5,349,888
2.25%, 09/13/2021 . . . . . . . . . . . . . . . . .	5,000,000	5,048,515
Discover Bank, 3.20%, 08/09/2021 . . . . . .	4,350,000	4,444,580
HSBC Finance Corp., 6.68%, 01/15/2021 .	136,000	141,370
Synchrony Financial, 3.75%, 08/15/2021 .	3,514,000	3,606,763
		46,300,508
Containers & Packaging-0.11%
International Paper Co., 7.50%,
08/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	1,974,000	2,145,085
Diversified Financial Services-0.58%
Berkshire Hathaway Finance Corp., 4.25%,
01/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	3,900,000	3,996,033
Berkshire Hathaway, Inc.
2.20%, 03/15/2021 . . . . . . . . . . . . . . . . .	4,490,000	4,522,590
3.75%, 08/15/2021(b). . . . . . . . . . . . . . . .	2,420,000	2,505,924
		11,024,547
	Principal
	Amount	Value
Diversified Telecommunication Services-2.36%
AT&T, Inc.
4.60%, 02/15/2021 . . . . . . . . . . . . . . . . .	$ 2,959,000	$3,016,258
2.80%, 02/17/2021 . . . . . . . . . . . . . . . . .	8,059,000	8,125,180
4.45%, 05/15/2021 . . . . . . . . . . . . . . . . .	4,070,000	4,204,611
3.88%, 08/15/2021 . . . . . . . . . . . . . . . . .	5,284,000	5,461,937
Orange S.A. (France), 4.13%,
09/14/2021 . . . . . . . . . . . . . . . . . . . . . . . .	4,605,000	4,806,964
Qwest Corp., 6.75%, 12/01/2021. . . . . . . .	4,039,000	4,272,495
Telefonica Emisiones S.A.U. (Spain),
5.46%, 02/16/2021 . . . . . . . . . . . . . . . . .	7,106,000	7,349,438
Verizon Communications, Inc.
3.45%, 03/15/2021 . . . . . . . . . . . . . . . . .	2,994,000	3,055,147
4.60%, 04/01/2021 . . . . . . . . . . . . . . . . .	4,317,000	4,464,776
		44,756,806
Electric Utilities-1.82%
Duke Energy Carolinas LLC, 3.90%,
06/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,318,000	2,375,844
Duke Energy Corp.
1.80%, 09/01/2021 . . . . . . . . . . . . . . . . .	3,158,000	3,176,398
3.55%, 09/15/2021 . . . . . . . . . . . . . . . . .	2,175,000	2,235,176
Duke Energy Progress LLC, 3.00%,
09/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,524,000	2,571,583
Emera US Finance L.P. (Canada), 2.70%,
06/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	3,155,000	3,204,940
NextEra Energy Capital Holdings, Inc.,
2.40%, 09/01/2021 . . . . . . . . . . . . . . . . .	6,936,000	7,044,960
Ohio Power Co., Series M, 5.38%,
10/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,230,000	2,375,893
Progress Energy, Inc., 4.40%,
01/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,267,000	2,303,479
Southern California Edison Co., 3.88%,
06/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,296,000	2,339,915
Southern Co. (The), 2.35%, 07/01/2021 . .	6,912,000	6,965,902
		34,594,090
Electrical Equipment-0.13%
Emerson Electric Co., 2.63%,
12/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,424,000	2,478,884
Energy Equipment & Services-0.15%
Halliburton Co., 3.25%, 11/15/2021. . . . . .	2,744,000	2,808,387
Entertainment-0.77%
Activision Blizzard, Inc., 2.30%,
09/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,735,000	2,763,989
Electronic Arts, Inc., 3.70%, 03/01/2021. .	2,860,000	2,920,086
TWDC Enterprises 18 Corp.
2.30%, 02/12/2021(b). . . . . . . . . . . . . . . .	3,159,000	3,183,845
3.75%, 06/01/2021 . . . . . . . . . . . . . . . . .	2,211,000	2,281,527
2.75%, 08/16/2021 . . . . . . . . . . . . . . . . .	3,326,000	3,396,174
		14,545,621
Equity REITs-1.96%
American Tower Corp.
3.30%, 02/15/2021 . . . . . . . . . . . . . . . . .	3,436,000	3,480,859
3.45%, 09/15/2021 . . . . . . . . . . . . . . . . .	2,786,000	2,868,701
Boston Properties L.P., 4.13%,
05/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	4,265,000	4,375,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Equity REITs-(continued)
Crown Castle International Corp.
3.40%, 02/15/2021 . . . . . . . . . . . . . . . . .	$ 3,927,000	$3,981,608
2.25%, 09/01/2021 . . . . . . . . . . . . . . . . .	3,124,000	3,148,360
Equinix, Inc., 5.88%, 01/15/2026 . . . . . . . .	5,336,000	5,640,739
ERP Operating L.P., 4.63%, 12/15/2021. .	3,430,000	3,600,512
Kimco Realty Corp., 3.20%, 05/01/2021 . .	2,233,000	2,272,518
MPT Operating Partnership L.P./MPT
Finance Corp., 5.25%, 08/01/2026. . . . .	2,460,000	2,570,264
Simon Property Group L.P., 2.50%,
07/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,619,000	2,651,516
Weyerhaeuser Co., 4.70%, 03/15/2021 . . .	2,553,000	2,615,228
		37,205,466
Food & Staples Retailing-1.61%
	Principal
	Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
2.13%, 03/15/2021 . . . . . . . . . . . . . . . . .	$ 3,617,000	$3,633,739
3.38%, 11/15/2021 . . . . . . . . . . . . . . . . .	2,335,000	2,401,487
2.88%, 12/15/2021 . . . . . . . . . . . . . . . . .	3,434,000	3,524,657
		43,837,351
Hotels, Restaurants & Leisure-0.18%
Starbucks Corp., 2.10%, 02/04/2021. . . . .	3,372,000	3,385,572
Household Durables-0.26%
Lennar Corp., 4.75%, 04/01/2021 . . . . . . .	2,425,000	2,468,820
Tupperware Brands Corp., 4.75%,
06/01/2021(b) . . . . . . . . . . . . . . . . . . . . . .	2,878,000	2,397,297
		4,866,117
Costco Wholesale Corp., 2.15%,
05/18/2021(b) . . . . . . . . . . . . . . . . . . . . . .	4,513,000	4,552,765
Kroger Co. (The)
3.30%, 01/15/2021 . . . . . . . . . . . . . . . . .	3,124,000	3,152,277
2.95%, 11/01/2021(b) . . . . . . . . . . . . . . .	2,348,000	2,400,503
Sysco Corp., 2.50%, 07/15/2021 . . . . . . . .	2,419,000	2,457,334
Walgreens Boots Alliance, Inc., 3.30%,
11/18/2021 . . . . . . . . . . . . . . . . . . . . . . . .	6,304,000	6,469,912
Walmart, Inc.
4.25%, 04/15/2021(b). . . . . . . . . . . . . . . .	3,178,000	3,280,020
3.13%, 06/23/2021 . . . . . . . . . . . . . . . . .	7,968,000	8,154,379
		30,467,190
Food Products-0.82%
Archer-Daniels-Midland Co., 4.48%,
03/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	1,930,000	1,987,755
General Mills, Inc.
3.20%, 04/16/2021 . . . . . . . . . . . . . . . . .	2,710,000	2,776,120
3.15%, 12/15/2021 . . . . . . . . . . . . . . . . .	4,589,000	4,717,439
JM Smucker Co. (The), 3.50%,
10/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	3,434,000	3,544,751
Tyson Foods, Inc., 2.25%, 08/23/2021 . . .	2,541,000	2,561,342
		15,587,407
Gas Utilities-0.13%
National Fuel Gas Co., 4.90%,
12/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,402,000	2,514,887
Health Care Equipment & Supplies-0.39%
Becton, Dickinson and Co., 3.13%,
11/08/2021 . . . . . . . . . . . . . . . . . . . . . . . .	4,552,000	4,659,018
Stryker Corp., 2.63%, 03/15/2021 . . . . . . .	2,747,000	2,769,832
		7,428,850
Health Care Providers & Services-2.31%
Household Products-0.36%
Procter & Gamble Co. (The)
1.85%, 02/02/2021(b). . . . . . . . . . . . . . . .	2,724,000	2,735,036
1.70%, 11/03/2021 . . . . . . . . . . . . . . . . .	4,077,000	4,124,896
		6,859,932
Independent Power and Renewable Electricity Producers-0.34%
AES Corp. (The)
4.00%, 03/15/2021 . . . . . . . . . . . . . . . . .	3,083,000	3,093,081
6.00%, 05/15/2026 . . . . . . . . . . . . . . . . .	3,335,000	3,437,718
		6,530,799
Industrial Conglomerates-1.80%
3M Co., 1.63%, 09/19/2021 . . . . . . . . . . . .	2,910,000	2,922,985
General Electric Co.
4.63%, 01/07/2021 . . . . . . . . . . . . . . . . .	6,191,000	6,340,340
5.30%, 02/11/2021 . . . . . . . . . . . . . . . . .	5,007,000	5,156,581
4.65%, 10/17/2021 . . . . . . . . . . . . . . . . .	6,793,000	7,086,436
Honeywell International, Inc.
4.25%, 03/01/2021 . . . . . . . . . . . . . . . . .	3,450,000	3,546,363
1.85%, 11/01/2021 . . . . . . . . . . . . . . . . .	6,641,000	6,711,476
Roper Technologies, Inc., 2.80%,
12/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,258,000	2,313,198
		34,077,379
Insurance-0.72%
American International Group, Inc., 3.30%,
03/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	6,914,000	7,013,883
Marsh & McLennan Cos., Inc., 4.80%,
07/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,324,000	2,413,556
Progressive Corp. (The), 3.75%,
08/23/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,262,000	2,349,354
Willis Towers Watson PLC, 5.75%,
03/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	1,878,000	1,955,367
AmerisourceBergen Corp., 3.50%,					13,732,160
. . . . .11/15/2021 . . . . . . . . . . . . . . . . . . .	2,304,000	2,368,574	Interactive Media & Services-0.19%
Anthem, Inc., 3.70%, 08/15/2021 . . . . . . .	3,007,000	3,082,102	Alphabet, Inc., 3.63%, 05/19/2021. . . . . . .	3,595,000	3,695,978
Cigna Corp., 3.40%, 09/17/2021	6,130,000	6,296,329	Internet & Direct Marketing Retail-0.44%

CVS Health Corp.
			Amazon.com, Inc., 3.30%, 12/05/2021 . . .	4,650,000	4,794,539
3.35%, 03/09/2021 . . . . . . . . . . . .	12,450,000	12,657,031
			eBay, Inc., 2.88%, 08/01/2021 . . . . . . . . . .	3,405,000	3,459,535
2.13%, 06/01/2021 . . . . . . . . . . . . . . . . .	7,781,000	7,827,859
					8,254,074
McKesson Corp., 4.75%, 03/01/2021. . . . .	178,000	182,133
Quest Diagnostics, Inc., 4.70%,			IT Services-0.84%
04/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	1,805,000	1,863,440	Global Payments, Inc., 3.80%,
			04/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	3,196,000	3,268,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
IT Services-(continued)
International Business Machines Corp.
2.25%, 02/19/2021 . . . . . . . . . . . . . . . . .	$ 5,000,000	$5,040,895
2.90%, 11/01/2021 . . . . . . . . . . . . . . . . .	4,500,000	4,615,163
Mastercard, Inc., 2.00%, 11/21/2021 . . . .	2,871,000	2,910,316
		15,834,671
Machinery-1.99%
Caterpillar Financial Services Corp.
1.70%, 08/09/2021 . . . . . . . . . . . . . . . . .	4,872,000	4,886,144
3.15%, 09/07/2021 . . . . . . . . . . . . . . . . .	3,528,000	3,625,863
Caterpillar, Inc., 3.90%, 05/27/2021 . . . . .	5,687,000	5,866,983
CNH Industrial Capital LLC, 4.88%,
04/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,550,000	2,636,903
Fortive Corp., 2.35%, 06/15/2021 . . . . . . .	3,330,000	3,365,233
John Deere Capital Corp.
2.35%, 01/08/2021 . . . . . . . . . . . . . . . . .	2,402,000	2,418,014
2.55%, 01/08/2021 . . . . . . . . . . . . . . . . .	2,251,000	2,269,981
2.80%, 03/04/2021 . . . . . . . . . . . . . . . . .	2,261,000	2,293,472
3.90%, 07/12/2021 . . . . . . . . . . . . . . . . .	2,240,000	2,323,409
3.13%, 09/10/2021 . . . . . . . . . . . . . . . . .	2,796,000	2,874,239
3.15%, 10/15/2021 . . . . . . . . . . . . . . . . .	2,330,000	2,402,514
Xylem, Inc., 4.88%, 10/01/2021. . . . . . . . .	2,724,000	2,869,903
		37,832,658
Media-1.35%
Discovery Communications LLC, 4.38%,
06/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,927,000	3,027,339
NBCUniversal Media LLC, 4.38%,
04/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	9,562,000	9,855,623
Time Warner Cable LLC
4.13%, 02/15/2021 . . . . . . . . . . . . . . . . .	3,153,000	3,199,975
4.00%, 09/01/2021 . . . . . . . . . . . . . . . . .	4,293,000	4,413,605
Viacom, Inc.
4.50%, 03/01/2021 . . . . . . . . . . . . . . . . .	2,521,000	2,592,853
3.88%, 12/15/2021 . . . . . . . . . . . . . . . . .	2,452,000	2,556,686
		25,646,081
Metals & Mining-0.21%
Goldcorp, Inc. (Canada), 3.63%,
06/09/2021 . . . . . . . . . . . . . . . . . . . . . . . .	1,693,000	1,710,893
Kinross Gold Corp. (Canada), 5.13%,
09/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,267,000	2,348,612
		4,059,505
Multiline Retail-0.25%
Macy's Retail Holdings, Inc., 3.45%,
01/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,324,000	2,347,846
Nordstrom, Inc., 4.00%, 10/15/2021 . . . . .	2,248,000	2,308,875
		4,656,721
Multi-Utilities-0.73%
CenterPoint Energy Resources Corp.,
4.50%, 01/15/2021 . . . . . . . . . . . . . . . . .	3,369,000	3,421,995
Consolidated Edison, Inc., 2.00%,
05/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	1,989,000	2,005,145
PSEG Power LLC, 3.00%, 06/15/2021 . . . .	3,090,000	3,148,395
Puget Energy, Inc., 6.00%, 09/01/2021. . .	2,235,000	2,386,605
WEC Energy Group, Inc., 3.38%,
06/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,730,000	2,793,050
		13,755,190
	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-6.07%
BP Capital Markets PLC (United Kingdom),
3.56%, 11/01/2021 . . . . . . . . . . . . . . . . .	$ 4,874,000	$5,041,871
Canadian Natural Resources Ltd. (Canada),
3.45%, 11/15/2021(b) . . . . . . . . . . . . . . .	2,336,000	2,401,692
Chevron Corp., 2.10%, 05/16/2021 . . . . . .	6,023,000	6,079,741
Enbridge Energy Partners L.P., 4.20%,
09/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,751,000	2,841,085
Energy Transfer Operating L.P., 4.65%,
06/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	3,403,000	3,510,881
Enterprise Products Operating LLC
2.80%, 02/15/2021 . . . . . . . . . . . . . . . . .	3,438,000	3,473,413
2.85%, 04/15/2021 . . . . . . . . . . . . . . . . .	2,769,000	2,806,571
EOG Resources, Inc., 4.10%, 02/01/2021 .	3,463,000	3,540,302
EQT Corp., 4.88%, 11/15/2021 . . . . . . . . .	3,188,000	3,132,210
Exxon Mobil Corp., 2.22%, 03/01/2021 . . .	11,531,000	11,583,031
Kinder Morgan Energy Partners L.P.
3.50%, 03/01/2021 . . . . . . . . . . . . . . . . .	3,018,000	3,053,969
5.00%, 10/01/2021 . . . . . . . . . . . . . . . . .	2,197,000	2,290,163
Magellan Midstream Partners L.P., 4.25%,
02/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,460,000	2,512,844
Marathon Petroleum Corp., 5.13%,
03/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	4,518,000	4,672,651
Occidental Petroleum Corp.
4.85%, 03/15/2021 . . . . . . . . . . . . . . . . .	2,722,000	2,793,296
Series 1, 4.10%, 02/01/2021 . . . . . . . . .	5,726,000	5,794,625
Ovintiv, Inc., 3.90%, 11/15/2021 . . . . . . . .	2,489,000	2,568,209
Pioneer Natural Resources Co., 3.45%,
01/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,209,000	2,239,401
Plains All American Pipeline L.P./PAA
Finance Corp., 5.00%, 02/01/2021. . . . .	2,533,000	2,579,144
Sabine Pass Liquefaction LLC, 5.63%,
02/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	9,400,000	9,619,568
Shell International Finance B.V.
(Netherlands)
1.88%, 05/10/2021 . . . . . . . . . . . . . . . . .	6,930,000	6,961,216
1.75%, 09/12/2021 . . . . . . . . . . . . . . . . .	4,639,000	4,661,614
Sunoco Logistics Partners Operations L.P.,
4.40%, 04/01/2021 . . . . . . . . . . . . . . . . .	2,707,000	2,771,081
Total Capital International S.A. (France)
2.75%, 06/19/2021 . . . . . . . . . . . . . . . . .	4,670,000	4,745,571
2.22%, 07/12/2021 . . . . . . . . . . . . . . . . .	3,468,000	3,513,725
Total Capital S.A. (France)
4.13%, 01/28/2021 . . . . . . . . . . . . . . . . .	2,306,000	2,364,773
4.25%, 12/15/2021 . . . . . . . . . . . . . . . . .	2,303,000	2,428,189
Western Midstream Operating L.P., 5.38%,
06/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,741,000	2,827,589
Williams Cos., Inc. (The), 4.00%,
11/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,322,000	2,405,273
		115,213,698
Personal Products-0.47%
Unilever Capital Corp. (United Kingdom)
4.25%, 02/10/2021 . . . . . . . . . . . . . . . . .	4,300,000	4,409,734
1.38%, 07/28/2021 . . . . . . . . . . . . . . . . .	4,501,000	4,509,950
		8,919,684
Pharmaceuticals-3.05%
Elanco Animal Health, Inc., 4.66%,
08/27/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,265,000	2,375,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Pharmaceuticals-(continued)
GlaxoSmithKline Capital PLC (United
Kingdom), 3.13%, 05/14/2021 . . . . . . . .	$ 5,303,000	$5,427,596
Johnson & Johnson, 1.65%, 03/01/2021 .	4,312,000	4,319,921
Merck & Co., Inc., 3.88%, 01/15/2021 . . . .	5,240,000	5,331,245
Mylan N.V., 3.15%, 06/15/2021 . . . . . . . . .	9,914,000	10,074,243
Pfizer, Inc.
1.95%, 06/03/2021 . . . . . . . . . . . . . . . . .	5,403,000	5,456,264
3.00%, 09/15/2021 . . . . . . . . . . . . . . . . .	4,567,000	4,681,850
2.20%, 12/15/2021 . . . . . . . . . . . . . . . . .	4,813,000	4,891,890
Sanofi (France), 4.00%, 03/29/2021 . . . . .	8,780,000	9,014,748
Takeda Pharmaceutical Co. Ltd. (Japan),
4.00%, 11/26/2021 . . . . . . . . . . . . . . . . .	6,000,000	6,257,208
		57,830,785
Professional Services-0.11%
Equifax, Inc., 2.30%, 06/01/2021 . . . . . . . .	1,982,000	2,004,695
Road & Rail-0.40%
Norfolk Southern Corp., 3.25%,
12/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,183,000	2,243,176
Union Pacific Corp.
4.00%, 02/01/2021 . . . . . . . . . . . . . . . . .	2,237,000	2,271,749
3.20%, 06/08/2021 . . . . . . . . . . . . . . . . .	3,002,000	3,059,846
		7,574,771
Semiconductors & Semiconductor Equipment-1.69%
Applied Materials, Inc., 4.30%,
06/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,327,000	2,417,419
Broadcom Corp./Broadcom Cayman
Finance Ltd., 2.20%, 01/15/2021 . . . . . .	3,329,000	3,341,242
Intel Corp.
1.70%, 05/19/2021 . . . . . . . . . . . . . . . . .	1,829,000	1,840,744
3.30%, 10/01/2021 . . . . . . . . . . . . . . . . .	8,745,000	9,023,701
KLA Corp., 4.13%, 11/01/2021 . . . . . . . . .	2,016,000	2,096,508
Lam Research Corp., 2.80%, 06/15/2021 .	4,068,000	4,134,770
NVIDIA Corp., 2.20%, 09/16/2021 . . . . . . .	4,904,000	4,964,326
Texas Instruments, Inc., 2.75%,
03/12/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,286,000	2,312,427
Xilinx, Inc., 3.00%, 03/15/2021 . . . . . . . . . .	1,816,000	1,845,185
		31,976,322
Software-2.65%
IBM Credit LLC
1.80%, 01/20/2021 . . . . . . . . . . . . . . . . .	4,500,000	4,514,797
2.65%, 02/05/2021 . . . . . . . . . . . . . . . . .	4,400,000	4,450,171
Microsoft Corp.
4.00%, 02/08/2021 . . . . . . . . . . . . . . . . .	2,263,000	2,315,261
1.55%, 08/08/2021 . . . . . . . . . . . . . . . . .	12,560,000	12,625,000
Oracle Corp.
2.80%, 07/08/2021 . . . . . . . . . . . . . . . . .	6,684,000	6,828,686
1.90%, 09/15/2021 . . . . . . . . . . . . . . . . .	19,364,000	19,522,051
		50,255,966
Specialty Retail-1.59%
Best Buy Co., Inc., 5.50%, 03/15/2021 . . .	3,022,000	3,114,239
Gap, Inc. (The), 5.95%, 04/12/2021 . . . . . .	5,948,000	6,060,180
Home Depot, Inc. (The)
2.00%, 04/01/2021 . . . . . . . . . . . . . . . . .	6,100,000	6,146,005
4.40%, 04/01/2021 . . . . . . . . . . . . . . . . .	4,251,000	4,353,130
Principal
Amount
Specialty Retail-(continued)
Lowe's Cos., Inc.
3.75%, 04/15/2021 . . . . . . . . . . . . . . . . .	$ 2,280,000
3.80%, 11/15/2021 . . . . . . . . . . . . . . . . .	2,295,000
O'Reilly Automotive, Inc., 4.88%,
01/14/2021 . . . . . . . . . . . . . . . . . . . . . . . .	2,314,000
TJX Cos., Inc. (The), 2.75%, 06/15/2021 .	3,390,000
Technology Hardware, Storage & Peripherals-2.49%
Apple, Inc.
2.25%, 02/23/2021 . . . . . . . . . . . . . . . . .	12,832,000
2.85%, 05/06/2021 . . . . . . . . . . . . . . . . .	13,561,000
1.55%, 08/04/2021 . . . . . . . . . . . . . . . . .	5,831,000
HP, Inc.
4.30%, 06/01/2021 . . . . . . . . . . . . . . . . .	3,986,000
4.38%, 09/15/2021 . . . . . . . . . . . . . . . . .	3,371,000
4.65%, 12/09/2021 . . . . . . . . . . . . . . . . .	4,633,000
NetApp, Inc., 3.38%, 06/15/2021. . . . . . . .	2,159,000
Textiles, Apparel & Luxury Goods-0.14%
VF Corp., 3.50%, 09/01/2021 . . . . . . . . . . .	2,584,000
Tobacco-0.74%
Altria Group, Inc., 4.75%, 05/05/2021 . . . .	6,728,000
Philip Morris International, Inc.
1.88%, 02/25/2021 . . . . . . . . . . . . . . . . .	3,497,000
2.90%, 11/15/2021 . . . . . . . . . . . . . . . . .	3,397,000
Trading Companies & Distributors-1.18%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
4.50%, 05/15/2021 . . . . . . . . . . . . . . . . .	4,700,000
5.00%, 10/01/2021 . . . . . . . . . . . . . . . . .	5,977,000
Air Lease Corp.
2.50%, 03/01/2021 . . . . . . . . . . . . . . . . .	2,551,000
3.88%, 04/01/2021 . . . . . . . . . . . . . . . . .	1,941,000
3.38%, 06/01/2021 . . . . . . . . . . . . . . . . .	2,223,000
Aircastle Ltd., 5.13%, 03/15/2021 . . . . . . .	2,534,000
International Lease Finance Corp., 4.63%,
04/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	1,808,000
Total U.S. Dollar Denominated Bonds & Notes
(Cost $1,847,594,274) . . . . . . . . . . . . . .	. . . . . . . . . . . .
Shares
Money Market Funds-0.05%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(c)
(Cost $970,339). . . . . . . . . . . . . . . . . . . . .	970,339

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-98.73%

(Cost $1,848,564,613) . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Value

$2,323,686

2,379,190

2,359,523

3,450,656

30,186,609

12,922,516

13,797,959

5,857,287

4,098,882

3,504,844

4,856,343

2,199,651

47,237,482

2,660,431

6,976,517

3,506,748

3,474,888

13,958,153

4,856,329

6,264,034

2,563,899

1,988,545

2,270,364

2,613,657

1,862,134

22,418,962

1,871,637,938

970,339

1,872,608,277

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral
from Securities on Loan
Money Market Funds-0.44%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(c)(d) . . . . . . . . . .	6,167,898	$6,167,898
Invesco Liquid Assets Portfolio,
Institutional Class, 1.64%(c)(d) . . . . . . . . . .	2,054,931	2,055,959
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $8,223,658) . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	8,223,857
TOTAL INVESTMENTS IN SECURITIES-99.17%
(Cost $1,856,788,271) . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	1,880,832,134
OTHER ASSETS LESS LIABILITIES-0.83% . . . . .	. . . . . . . . . .	15,835,848
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	$1,896,667,982

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	43.18
Information Technology	8.82

Health Care	8.36
Consumer Discretionary	8.10

Industrials	7.74
Energy	6.22

Consumer Staples	5.54
Communication Services	4.67

Utilities	3.02
Sector Types Each Less Than 3%	3.03

Money Market Funds Plus Other Assets
Less Liabilities	1.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.45%
Aerospace & Defense-1.48%
Arconic, Inc., 5.87%, 02/23/2022. . . . . . . .	$ 4,100,000	$4,316,521
General Dynamics Corp., 2.25%,
11/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	4,972,000	5,090,566
Northrop Grumman Corp., 2.55%,
10/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	6,765,000	6,970,521
Raytheon Co., 2.50%, 12/15/2022. . . . . . .	4,996,000	5,140,748
Rockwell Collins, Inc., 2.80%, 03/15/2022.	5,001,000	5,144,049
		26,662,405
Air Freight & Logistics-0.54%
FedEx Corp., 2.63%, 08/01/2022 . . . . . . . .	2,241,000	2,300,638
United Parcel Service, Inc.
2.35%, 05/16/2022 . . . . . . . . . . . . . . . . .	2,774,000	2,831,764
2.45%, 10/01/2022 . . . . . . . . . . . . . . . . .	4,442,000	4,557,390
		9,689,792
Airlines-0.26%
Delta Air Lines, Inc., 3.63%, 03/15/2022. .	4,514,000	4,653,501
Automobiles-3.68%
American Honda Finance Corp.
1.95%, 05/20/2022 . . . . . . . . . . . . . . . . .	2,810,000	2,842,296
2.20%, 06/27/2022 . . . . . . . . . . . . . . . . .	3,992,000	4,074,417
2.60%, 11/16/2022 . . . . . . . . . . . . . . . . .	3,084,000	3,189,578
Ford Motor Credit Co. LLC
3.22%, 01/09/2022 . . . . . . . . . . . . . . . . .	4,400,000	4,419,388
3.34%, 03/28/2022 . . . . . . . . . . . . . . . . .	3,800,000	3,840,035
2.98%, 08/03/2022 . . . . . . . . . . . . . . . . .	4,000,000	4,042,582
4.25%, 09/20/2022 . . . . . . . . . . . . . . . . .	4,100,000	4,222,503
3.55%, 10/07/2022 . . . . . . . . . . . . . . . . .	4,000,000	4,072,456
General Motors Financial Co., Inc.
3.45%, 01/14/2022 . . . . . . . . . . . . . . . . .	5,467,000	5,586,981
3.45%, 04/10/2022 . . . . . . . . . . . . . . . . .	5,556,000	5,698,932
3.15%, 06/30/2022 . . . . . . . . . . . . . . . . .	5,519,000	5,649,882
Toyota Motor Corp. (Japan), 2.16%,
07/02/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,257,000	2,307,366
Toyota Motor Credit Corp.
2.60%, 01/11/2022 . . . . . . . . . . . . . . . . .	5,367,000	5,508,246
3.30%, 01/12/2022 . . . . . . . . . . . . . . . . .	4,238,000	4,405,279
2.80%, 07/13/2022 . . . . . . . . . . . . . . . . .	2,266,000	2,350,179
2.15%, 09/08/2022(b). . . . . . . . . . . . . . . .	3,779,000	3,870,990
		66,081,110
Banks-23.18%
Bank of America Corp.
5.70%, 01/24/2022 . . . . . . . . . . . . . . . . .	7,033,000	7,608,666
2.50%, 10/21/2022 . . . . . . . . . . . . . . . . .	8,181,000	8,308,271
Bank of Montreal (Canada)
2.35%, 09/11/2022 . . . . . . . . . . . . . . . . .	4,459,000	4,559,765
2.55%, 11/06/2022 . . . . . . . . . . . . . . . . .	4,193,000	4,325,222
Bank of Nova Scotia (The) (Canada)
2.70%, 03/07/2022 . . . . . . . . . . . . . . . . .	6,493,000	6,642,540
2.45%, 09/19/2022 . . . . . . . . . . . . . . . . .	4,257,000	4,368,552
Barclays Bank PLC (United Kingdom),
7.63%, 11/21/2022 . . . . . . . . . . . . . . . . .	12,350,000	13,768,645
BBVA USA, 2.88%, 06/29/2022 . . . . . . . . .	4,550,000	4,687,713
Branch Banking & Trust Co., 2.63%,
01/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	4,750,000	4,843,635
	Principal
	Amount	Value
Banks-(continued)
Canadian Imperial Bank of Commerce
(Canada), 2.55%, 06/16/2022. . . . . . . . .	$ 4,536,000	$4,647,572
CIT Group, Inc., 5.00%, 08/15/2022. . . . . .	7,077,000	7,416,788
Citigroup, Inc.
4.50%, 01/14/2022 . . . . . . . . . . . . . . . . .	10,640,000	11,201,957
2.75%, 04/25/2022 . . . . . . . . . . . . . . . . .	9,437,000	9,657,400
4.05%, 07/30/2022 . . . . . . . . . . . . . . . . .	3,975,000	4,196,165
2.70%, 10/27/2022 . . . . . . . . . . . . . . . . .	8,200,000	8,445,829
Citizens Bank N.A., 2.65%, 05/26/2022. . .	5,002,000	5,139,557
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2022 . . . . . . . . . . . . . . . . .	4,750,000	4,861,499
3.88%, 02/08/2022 . . . . . . . . . . . . . . . . .	13,789,000	14,443,527
3.95%, 11/09/2022 . . . . . . . . . . . . . . . . .	5,000,000	5,266,289
Deutsche Bank AG (Germany), 3.30%,
11/16/2022 . . . . . . . . . . . . . . . . . . . . . . . .	4,100,000	4,211,263
Fifth Third Bancorp
3.50%, 03/15/2022 . . . . . . . . . . . . . . . . .	2,296,000	2,387,039
2.60%, 06/15/2022 . . . . . . . . . . . . . . . . .	2,700,000	2,776,704
First Republic Bank, 2.50%, 06/06/2022 . .	4,003,000	4,097,551
HSBC Holdings PLC (United Kingdom)
2.65%, 01/05/2022 . . . . . . . . . . . . . . . . .	9,700,000	9,875,106
4.88%, 01/14/2022 . . . . . . . . . . . . . . . . .	3,968,000	4,200,420
4.00%, 03/30/2022 . . . . . . . . . . . . . . . . .	9,336,000	9,752,189
Huntington Bancshares, Inc., 2.30%,
01/14/2022 . . . . . . . . . . . . . . . . . . . . . . . .	4,678,000	4,725,043
Huntington National Bank (The), 2.50%,
08/07/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,802,000	3,900,469
JPMorgan Chase & Co.
4.50%, 01/24/2022 . . . . . . . . . . . . . . . . .	13,977,000	14,735,415
3.25%, 09/23/2022 . . . . . . . . . . . . . . . . .	13,889,000	14,485,355
KeyBank N.A.
2.40%, 06/09/2022 . . . . . . . . . . . . . . . . .	3,879,000	3,954,373
2.30%, 09/14/2022 . . . . . . . . . . . . . . . . .	4,200,000	4,292,905
Lloyds Banking Group PLC (United
Kingdom), 3.00%, 01/11/2022 . . . . . . . .	7,000,000	7,163,658
Manufacturers and Traders Trust Co.,
2.50%, 05/18/2022 . . . . . . . . . . . . . . . . .	4,452,000	4,551,527
Mitsubishi UFJ Financial Group, Inc.
(Japan)
3.00%, 02/22/2022 . . . . . . . . . . . . . . . . .	4,852,000	4,990,141
2.62%, 07/18/2022 . . . . . . . . . . . . . . . . .	9,000,000	9,214,533
2.67%, 07/25/2022 . . . . . . . . . . . . . . . . .	8,662,000	8,891,873
Mizuho Financial Group, Inc. (Japan)
2.95%, 02/28/2022 . . . . . . . . . . . . . . . . .	6,000,000	6,173,857
2.60%, 09/11/2022 . . . . . . . . . . . . . . . . .	4,450,000	4,576,743
MUFG Union Bank N.A., 2.10%,
12/09/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,800,000	3,864,955
People's United Financial, Inc., 3.65%,
12/06/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,282,000	2,385,811
PNC Bank N.A.
2.63%, 02/17/2022 . . . . . . . . . . . . . . . . .	5,700,000	5,827,740
2.45%, 07/28/2022 . . . . . . . . . . . . . . . . .	4,045,000	4,137,119
2.70%, 11/01/2022 . . . . . . . . . . . . . . . . .	3,950,000	4,071,958
PNC Financial Services Group, Inc. (The)
3.30%, 03/08/2022 . . . . . . . . . . . . . . . . .	3,904,000	4,038,208
2.85%, 11/09/2022(c). . . . . . . . . . . . . . . .	2,377,000	2,452,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Banks-(continued)
Regions Financial Corp., 2.75%,
08/14/2022 . . . . . . . . . . . . . . . . . . . . . . . .	$ 4,470,000	$4,593,307
Royal Bank of Canada (Canada), 2.75%,
02/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	5,400,000	5,558,091
Royal Bank of Scotland Group PLC (The)
(United Kingdom), 6.13%, 12/15/2022 .	9,606,000	10,487,065
Santander Holdings USA, Inc., 3.70%,
03/28/2022 . . . . . . . . . . . . . . . . . . . . . . . .	5,066,000	5,280,195
Skandinaviska Enskilda Banken AB
(Sweden), 2.80%, 03/11/2022 . . . . . . . .	4,051,000	4,155,705
Sumitomo Mitsui Banking Corp. (Japan),
3.20%, 07/18/2022 . . . . . . . . . . . . . . . . .	4,285,000	4,451,482
Sumitomo Mitsui Financial Group, Inc.
(Japan)
2.85%, 01/11/2022 . . . . . . . . . . . . . . . . .	3,338,000	3,422,128
2.78%, 07/12/2022 . . . . . . . . . . . . . . . . .	8,556,000	8,829,635
2.78%, 10/18/2022 . . . . . . . . . . . . . . . . .	5,527,000	5,695,678
SunTrust Banks, Inc., 2.70%, 01/27/2022.	4,748,000	4,855,643
Synchrony Bank, 3.00%, 06/15/2022 . . . .	5,550,000	5,692,234
Truist Bank, 2.45%, 08/01/2022(b) . . . . . . .	4,193,000	4,287,815
Truist Financial Corp., 2.75%,
04/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	4,248,000	4,357,661
U.S. Bancorp
3.00%, 03/15/2022 . . . . . . . . . . . . . . . . .	3,833,000	3,955,178
2.95%, 07/15/2022 . . . . . . . . . . . . . . . . .	5,853,000	6,062,045
Series V, 2.63%, 01/24/2022 . . . . . . . . .	5,232,000	5,358,195
UBS AG (Switzerland), 7.63%,
08/17/2022 . . . . . . . . . . . . . . . . . . . . . . . .	9,100,000	10,235,589
Wells Fargo & Co.
3.50%, 03/08/2022 . . . . . . . . . . . . . . . . .	11,556,000	12,000,707
2.63%, 07/22/2022 . . . . . . . . . . . . . . . . .	16,846,000	17,275,989
		416,678,271
Beverages-1.76%
Anheuser-Busch InBev Worldwide, Inc.
(Belgium), 2.50%, 07/15/2022 . . . . . . . .	3,333,000	3,425,131
Coca-Cola Co. (The), 2.20%, 05/25/2022 .	2,581,000	2,633,634
Constellation Brands, Inc.
2.70%, 05/09/2022 . . . . . . . . . . . . . . . . .	2,306,000	2,372,079
2.65%, 11/07/2022 . . . . . . . . . . . . . . . . .	3,092,000	3,192,362
Diageo Investment Corp. (United Kingdom),
2.88%, 05/11/2022 . . . . . . . . . . . . . . . . .	4,427,000	4,578,460
Molson Coors Beverage Co., 3.50%,
05/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,183,000	2,271,581
PepsiCo, Inc.
2.75%, 03/05/2022 . . . . . . . . . . . . . . . . .	5,534,000	5,680,537
2.25%, 05/02/2022 . . . . . . . . . . . . . . . . .	3,410,000	3,474,130
3.10%, 07/17/2022 . . . . . . . . . . . . . . . . .	3,843,000	3,993,732
		31,621,646
Biotechnology-2.44%
	Principal
	Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc.
1.95%, 03/01/2022 . . . . . . . . . . . . . . . . .	$ 2,551,000	$2,596,025
3.25%, 09/01/2022 . . . . . . . . . . . . . . . . .	4,824,000	5,036,541
		43,820,353
Capital Markets-5.12%
Ares Capital Corp., 3.63%, 01/19/2022 . . .	2,254,000	2,312,882
Bank of New York Mellon Corp. (The)
2.60%, 02/07/2022 . . . . . . . . . . . . . . . . .	5,496,000	5,611,015
1.95%, 08/23/2022 . . . . . . . . . . . . . . . . .	4,474,000	4,543,965
BlackRock, Inc., 3.38%, 06/01/2022 . . . . .	4,941,000	5,174,382
CME Group, Inc., 3.00%, 09/15/2022. . . . .	3,782,000	3,946,720
E*TRADE Financial Corp., 2.95%,
08/24/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,309,000	3,424,630
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022 . . . . . . . . . . . . . . . . .	19,582,000	21,094,335
3.00%, 04/26/2022 . . . . . . . . . . . . . . . . .	13,844,000	14,074,155
Moody's Corp., 4.50%, 09/01/2022 . . . . . .	2,167,000	2,308,035
Morgan Stanley
2.75%, 05/19/2022 . . . . . . . . . . . . . . . . .	13,847,000	14,240,011
4.88%, 11/01/2022 . . . . . . . . . . . . . . . . .	8,500,000	9,175,047
Northern Trust Corp., 2.38%,
08/02/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,401,000	2,468,176
TD Ameritrade Holding Corp., 2.95%,
04/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,537,000	3,628,394
		92,001,747
Chemicals-1.52%
Celanese US Holdings LLC, 4.63%,
11/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,109,000	2,273,271
Dow Chemical Co. (The), 3.00%,
11/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	4,817,000	5,028,224
Eastman Chemical Co., 3.60%,
08/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,691,000	2,810,863
Ecolab, Inc., 2.38%, 08/10/2022. . . . . . . . .	1,844,000	1,883,116
Mosaic Co. (The), 3.25%, 11/15/2022 . . . .	2,270,000	2,362,024
Praxair, Inc.
2.45%, 02/15/2022 . . . . . . . . . . . . . . . . .	2,733,000	2,780,067
2.20%, 08/15/2022 . . . . . . . . . . . . . . . . .	2,198,000	2,240,277
Sherwin-Williams Co. (The), 2.75%,
06/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	5,575,000	5,739,727
Syngenta Finance N.V. (Switzerland),
3.13%, 03/28/2022 . . . . . . . . . . . . . . . . .	2,219,000	2,263,385
		27,380,954
Commercial Services & Supplies-0.52%
Cintas Corp. No. 2, 2.90%, 04/01/2022. . .	2,871,000	2,943,873
Republic Services, Inc., 3.55%,
06/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,846,000	4,021,604
Waste Management, Inc., 2.90%,
09/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,274,000	2,354,061
AbbVie, Inc.
2.90%, 11/06/2022 . . . . . . . . . . . . . . . . .	14,302,000	14,765,456
3.20%, 11/06/2022 . . . . . . . . . . . . . . . . .	4,361,000	4,515,546
Amgen, Inc.
2.70%, 05/01/2022 . . . . . . . . . . . . . . . . .	2,169,000	2,227,594
2.65%, 05/11/2022 . . . . . . . . . . . . . . . . .	6,476,000	6,625,669
3.63%, 05/15/2022 . . . . . . . . . . . . . . . . .	3,189,000	3,305,813
Biogen, Inc., 3.63%, 09/15/2022 . . . . . . . .	4,497,000	4,747,709
		9,319,538
Communications Equipment-0.72%
Cisco Systems, Inc., 3.00%, 06/15/2022 . .	2,647,000	2,759,411
Motorola Solutions, Inc., 3.75%,
05/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,220,000	3,348,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Communications Equipment-(continued)
Nokia OYJ (Finland), 3.38%, 06/12/2022 . $ 2,304,000		$2,315,550
Telefonaktiebolaget LM Ericsson (Sweden),
4.13%, 05/15/2022 . . . . . . . . . . . . . . . . .	4,360,000	4,499,492
		12,923,349
Consumer Finance-2.30%
Ally Financial, Inc., 4.13%, 02/13/2022 . . .	4,546,000	4,724,703
American Express Co.
2.50%, 08/01/2022 . . . . . . . . . . . . . . . . .	7,716,000	7,877,745
2.65%, 12/02/2022 . . . . . . . . . . . . . . . . .	5,640,000	5,824,862
American Express Credit Corp., 2.70%,
03/03/2022 . . . . . . . . . . . . . . . . . . . . . . . .	7,306,000	7,486,181
Capital One Financial Corp., 3.05%,
03/09/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,819,000	3,922,243
Capital One N.A.
2.65%, 08/08/2022 . . . . . . . . . . . . . . . . .	3,850,000	3,948,107
2.15%, 09/06/2022 . . . . . . . . . . . . . . . . .	5,500,000	5,566,829
Discover Financial Services, 3.85%,
11/21/2022 . . . . . . . . . . . . . . . . . . . . . . . .	1,837,000	1,951,999
		41,302,669
Diversified Consumer Services-0.15%
Block Financial LLC, 5.50%, 11/01/2022. .	2,572,000	2,785,954
Diversified Financial Services-0.58%
Berkshire Hathaway Finance Corp., 3.00%,
05/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,681,000	3,808,104
Berkshire Hathaway, Inc., 3.40%,
01/31/2022(b) . . . . . . . . . . . . . . . . . . . . . .	3,138,000	3,254,349
ORIX Corp. (Japan), 2.90%, 07/18/2022. .	3,195,000	3,289,067
		10,351,520
Diversified Telecommunication Services-2.90%
AT&T, Inc.
4.00%, 01/15/2022 . . . . . . . . . . . . . . . . .	2,247,000	2,351,533
3.00%, 02/15/2022 . . . . . . . . . . . . . . . . .	6,562,000	6,742,791
3.20%, 03/01/2022 . . . . . . . . . . . . . . . . .	5,338,000	5,507,550
3.80%, 03/15/2022 . . . . . . . . . . . . . . . . .	4,224,000	4,409,975
3.40%, 06/15/2022 . . . . . . . . . . . . . . . . .	2,583,000	2,690,286
3.00%, 06/30/2022 . . . . . . . . . . . . . . . . .	8,903,000	9,191,197
2.63%, 12/01/2022 . . . . . . . . . . . . . . . . .	4,827,000	4,966,811
Verizon Communications, Inc.
2.95%, 03/15/2022 . . . . . . . . . . . . . . . . .	4,826,000	4,973,333
3.13%, 03/16/2022 . . . . . . . . . . . . . . . . .	5,880,000	6,097,402
2.45%, 11/01/2022 . . . . . . . . . . . . . . . . .	5,004,000	5,138,937
		52,069,815
Electric Utilities-1.86%
Alabama Power Co., Series 17A, 2.45%,
03/30/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,895,000	2,962,523
Duke Energy Corp.
2.40%, 08/15/2022 . . . . . . . . . . . . . . . . .	2,280,000	2,320,735
3.05%, 08/15/2022 . . . . . . . . . . . . . . . . .	2,135,000	2,199,660
Duke Energy Progress LLC, 2.80%,
05/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	1,931,000	1,979,312
Entergy Corp., 4.00%, 07/15/2022 . . . . . .	2,381,000	2,499,698
Eversource Energy, Series K, 2.75%,
03/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,099,000	3,177,300
Exelon Corp., 3.50%, 06/01/2022. . . . . . . .	5,336,000	5,537,890
	Principal
	Amount	Value
Electric Utilities-(continued)
Exelon Generation Co. LLC
3.40%, 03/15/2022 . . . . . . . . . . . . . . . . .	$ 2,347,000	$2,420,520
4.25%, 06/15/2022 . . . . . . . . . . . . . . . . .	1,883,000	1,983,487
FirstEnergy Corp., Series A, 2.85%,
07/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,283,000	2,348,335
ITC Holdings Corp., 2.70%, 11/15/2022 . .	2,265,000	2,337,858
Oncor Electric Delivery Co. LLC, 7.00%,
09/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,260,000	3,698,964
		33,466,282
Electrical Equipment-0.34%
ABB Finance USA, Inc. (Switzerland),
2.88%, 05/08/2022 . . . . . . . . . . . . . . . . .	5,916,000	6,110,219
Electronic Equipment, Instruments & Components-0.38%
Jabil, Inc., 4.70%, 09/15/2022 . . . . . . . . . .	2,111,000	2,263,745
Tech Data Corp., 3.70%, 02/15/2022 . . . .	2,164,000	2,209,831
Tyco Electronics Group S.A. (Switzerland),
3.50%, 02/03/2022 . . . . . . . . . . . . . . . . .	2,203,000	2,287,763
		6,761,339
Energy Equipment & Services-0.42%
Baker Hughes, a GE Co. LLC/Baker Hughes
Co-Obligor, Inc., 2.77%, 12/15/2022 . . .	5,331,000	5,463,187
National Oilwell Varco, Inc., 2.60%,
12/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,040,000	2,077,520
		7,540,707
Entertainment-0.54%
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022 . . . . . . . . . . . . . . . . .	2,331,000	2,391,793
2.35%, 12/01/2022 . . . . . . . . . . . . . . . . .	4,761,000	4,913,590
Walt Disney Co. (The), 1.65%,
09/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,315,000	2,340,069
		9,645,452
Equity REITs-2.71%
American Tower Corp.
2.25%, 01/15/2022 . . . . . . . . . . . . . . . . .	2,660,000	2,695,133
4.70%, 03/15/2022 . . . . . . . . . . . . . . . . .	2,841,000	3,017,892
Brixmor Operating Partnership L.P.,
3.88%, 08/15/2022 . . . . . . . . . . . . . . . . .	2,167,000	2,280,330
Crown Castle International Corp., 4.88%,
04/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,473,000	3,687,730
Digital Realty Trust L.P., 3.95%,
07/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,621,000	2,751,205
Equinix, Inc., 5.38%, 05/15/2027 . . . . . . . .	6,096,000	6,575,450
Kimco Realty Corp., 3.40%, 11/01/2022. .	2,157,000	2,257,631
MPT Operating Partnership L.P./MPT
Finance Corp., 5.00%, 10/15/2027 . . . .	6,615,000	6,919,522
Public Storage, 2.37%, 09/15/2022 . . . . . .	2,384,000	2,447,829
Realty Income Corp., 3.25%, 10/15/2022 .	3,883,000	4,063,492
Service Properties Trust, 5.00%,
08/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,201,000	2,335,811
Simon Property Group L.P.
2.35%, 01/30/2022 . . . . . . . . . . . . . . . . .	2,230,000	2,261,060
2.63%, 06/15/2022 . . . . . . . . . . . . . . . . .	2,600,000	2,663,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Equity REITs-(continued)
SL Green Operating Partnership L.P.,
3.25%, 10/15/2022 . . . . . . . . . . . . . . . . .	$ 2,275,000	$2,365,509
Ventas Realty L.P./Ventas Capital Corp.,
3.25%, 08/15/2022 . . . . . . . . . . . . . . . . .	2,214,000	2,303,669
		48,625,837
Food & Staples Retailing-1.12%
Costco Wholesale Corp.
2.25%, 02/15/2022 . . . . . . . . . . . . . . . . .	2,573,000	2,627,265
2.30%, 05/18/2022 . . . . . . . . . . . . . . . . .	3,683,000	3,774,241
Kroger Co. (The), 3.40%, 04/15/2022 . . . .	2,320,000	2,404,259
Walgreen Co., 3.10%, 09/15/2022 . . . . . . .	5,375,000	5,539,725
Walmart, Inc., 2.35%, 12/15/2022 . . . . . . .	5,593,000	5,760,732
		20,106,222
Food Products-0.85%
General Mills, Inc., 2.60%, 10/12/2022 . . .	2,383,000	2,455,258
Kraft Heinz Foods Co. (The), 3.50%,
07/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	4,262,000	4,348,153
McCormick & Co., Inc., 2.70%,
08/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,747,000	3,854,156
Tyson Foods, Inc., 4.50%, 06/15/2022 . . .	4,380,000	4,633,628
		15,291,195
Health Care Equipment & Supplies-1.74%
Abbott Laboratories, 2.55%, 03/15/2022 .	3,345,000	3,434,906
Becton, Dickinson and Co., 2.89%,
06/06/2022 . . . . . . . . . . . . . . . . . . . . . . . .	7,623,000	7,819,212
Boston Scientific Corp., 3.38%,
05/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,251,000	2,330,425
Covidien International Finance S.A.,
3.20%, 06/15/2022 . . . . . . . . . . . . . . . . .	2,989,000	3,097,311
Medtronic, Inc., 3.15%, 03/15/2022. . . . . .	10,940,000	11,350,877
Zimmer Biomet Holdings, Inc., 3.15%,
04/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,200,000	3,295,913
		31,328,644
Health Care Providers & Services-3.16%
Aetna, Inc., 2.75%, 11/15/2022 . . . . . . . . .	4,352,000	4,458,144
Anthem, Inc.
3.13%, 05/15/2022 . . . . . . . . . . . . . . . . .	3,752,000	3,875,730
2.95%, 12/01/2022 . . . . . . . . . . . . . . . . .	3,642,000	3,760,869
Cardinal Health, Inc., 2.62%, 06/15/2022 .	5,274,000	5,399,323
CommonSpirit Health, 2.95%,
11/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,173,000	2,237,411
CVS Health Corp.
3.50%, 07/20/2022 . . . . . . . . . . . . . . . . .	6,544,000	6,799,184
2.75%, 12/01/2022 . . . . . . . . . . . . . . . . .	5,545,000	5,703,593
DH Europe Finance II S.a.r.l., 2.05%,
11/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,011,000	3,066,753
Humana, Inc., 3.15%, 12/01/2022 . . . . . . .	2,818,000	2,928,613
Laboratory Corp. of America Holdings
3.20%, 02/01/2022 . . . . . . . . . . . . . . . . .	2,119,000	2,179,248
3.75%, 08/23/2022 . . . . . . . . . . . . . . . . .	2,104,000	2,198,401
UnitedHealth Group, Inc.
2.88%, 03/15/2022 . . . . . . . . . . . . . . . . .	4,782,000	4,909,090
3.35%, 07/15/2022 . . . . . . . . . . . . . . . . .	4,589,000	4,793,512
2.38%, 10/15/2022 . . . . . . . . . . . . . . . . .	4,438,000	4,552,640
		56,862,511
	Principal
	Amount	Value
Hotels, Restaurants & Leisure-0.85%
Marriott International, Inc.
2.30%, 01/15/2022 . . . . . . . . . . . . . . . . .	$ 3,743,000	$3,792,598
2.13%, 10/03/2022 . . . . . . . . . . . . . . . . .	2,547,000	2,563,258
McDonald's Corp., 2.63%, 01/15/2022 . . .	5,916,000	6,048,128
Starbucks Corp., 2.70%, 06/15/2022. . . . .	2,765,000	2,839,916
		15,243,900
Household Durables-0.47%
Lennar Corp.
4.13%, 01/15/2022 . . . . . . . . . . . . . . . . .	2,653,000	2,714,603
4.75%, 11/15/2022 . . . . . . . . . . . . . . . . .	2,615,000	2,741,095
NVR, Inc., 3.95%, 09/15/2022 . . . . . . . . . .	2,755,000	2,914,864
		8,370,562
Household Products-0.91%
Clorox Co. (The), 3.05%, 09/15/2022 . . . .	2,823,000	2,928,256
Colgate-Palmolive Co., 2.30%,
05/03/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,136,000	3,213,006
Procter & Gamble Co. (The)
2.30%, 02/06/2022 . . . . . . . . . . . . . . . . .	4,542,000	4,645,923
2.15%, 08/11/2022 . . . . . . . . . . . . . . . . .	5,423,000	5,565,991
		16,353,176
Independent Power and Renewable Electricity Producers-0.19%
AES Corp. (The), 5.13%, 09/01/2027 . . . .	3,339,000	3,474,730
Industrial Conglomerates-1.43%
3M Co., 2.00%, 06/26/2022 . . . . . . . . . . . .	2,753,000	2,798,377
General Electric Co.
3.15%, 09/07/2022 . . . . . . . . . . . . . . . . .	6,111,000	6,302,580
2.70%, 10/09/2022 . . . . . . . . . . . . . . . . .	13,626,000	13,929,092
Roper Technologies, Inc., 3.13%,
11/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,604,000	2,713,163
		25,743,212
Insurance-1.08%
American International Group, Inc., 4.88%,
06/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	6,482,000	6,910,515
Aon Corp., 2.20%, 11/15/2022. . . . . . . . . .	2,606,000	2,668,288
Chubb INA Holdings, Inc., 2.88%,
11/03/2022 . . . . . . . . . . . . . . . . . . . . . . . .	4,800,000	4,993,932
Marsh & McLennan Cos., Inc., 2.75%,
01/30/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,372,000	2,428,750
MetLife, Inc., 3.05%, 12/15/2022. . . . . . . .	2,373,000	2,474,437
		19,475,922
Internet & Direct Marketing Retail-0.77%
Amazon.com, Inc., 2.50%, 11/29/2022 . . .	5,455,000	5,623,292
eBay, Inc.
3.80%, 03/09/2022 . . . . . . . . . . . . . . . . .	3,153,000	3,280,949
2.60%, 07/15/2022 . . . . . . . . . . . . . . . . .	4,745,000	4,852,772
		13,757,013
IT Services-2.23%
Fiserv, Inc., 3.50%, 10/01/2022 . . . . . . . . .	3,415,000	3,571,152
International Business Machines Corp.
2.50%, 01/27/2022 . . . . . . . . . . . . . . . . .	4,400,000	4,501,623
1.88%, 08/01/2022 . . . . . . . . . . . . . . . . .	4,400,000	4,457,049
2.88%, 11/09/2022 . . . . . . . . . . . . . . . . .	4,450,000	4,628,842
PayPal Holdings, Inc., 2.20%,
09/26/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,370,000	2,405,691
VeriSign, Inc., 4.75%, 07/15/2027 . . . . . . .	2,566,000	2,677,698

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
IT Services-(continued)
Visa, Inc.
2.15%, 09/15/2022 . . . . . . . . . . . . . . . . .	$ 4,422,000	$4,512,085
2.80%, 12/14/2022 . . . . . . . . . . . . . . . . .	10,492,000	10,894,881
Western Union Co. (The), 3.60%,
03/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,277,000	2,371,115
		40,020,136
Machinery-2.38%
Caterpillar Financial Services Corp.
2.85%, 06/01/2022 . . . . . . . . . . . . . . . . .	2,385,000	2,459,185
2.40%, 06/06/2022 . . . . . . . . . . . . . . . . .	2,604,000	2,661,587
1.90%, 09/06/2022 . . . . . . . . . . . . . . . . .	3,406,000	3,446,890
2.55%, 11/29/2022 . . . . . . . . . . . . . . . . .	2,695,000	2,781,088
Caterpillar, Inc., 2.60%, 06/26/2022 . . . . .	2,237,000	2,292,393
CNH Industrial Capital LLC, 4.38%,
04/05/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,377,000	2,497,223
Deere & Co., 2.60%, 06/08/2022 . . . . . . . .	4,310,000	4,402,238
Eaton Corp., 2.75%, 11/02/2022 . . . . . . . .	7,872,000	8,159,683
Flowserve Corp., 3.50%, 09/15/2022. . . . .	2,674,000	2,763,991
John Deere Capital Corp.
2.65%, 01/06/2022 . . . . . . . . . . . . . . . . .	2,618,000	2,688,185
2.75%, 03/15/2022 . . . . . . . . . . . . . . . . .	2,136,000	2,207,303
2.15%, 09/08/2022 . . . . . . . . . . . . . . . . .	2,793,000	2,855,188
Stanley Black & Decker, Inc., 2.90%,
11/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,458,000	3,596,054
		42,811,008
Media-2.29%
Charter Communications Operating LLC/
Charter Communications Operating
Capital Corp., 4.46%, 07/23/2022 . . . . .	13,683,000	14,509,700
Comcast Cable Communications Holdings,
Inc., 9.46%, 11/15/2022 . . . . . . . . . . . . .	4,419,000	5,367,809
Comcast Corp.
1.63%, 01/15/2022 . . . . . . . . . . . . . . . . .	2,876,000	2,895,790
3.13%, 07/15/2022 . . . . . . . . . . . . . . . . .	4,412,000	4,600,306
Discovery Communications LLC, 3.30%,
05/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,304,000	2,385,616
Omnicom Group, Inc./Omnicom Capital,
Inc., 3.63%, 05/01/2022 . . . . . . . . . . . . .	5,059,000	5,291,322
ViacomCBS, Inc., 3.38%, 03/01/2022 . . . .	3,366,000	3,466,554
WPP Finance 2010 (United Kingdom),
3.63%, 09/07/2022 . . . . . . . . . . . . . . . . .	2,552,000	2,681,316
		41,198,413
Metals & Mining-0.60%
ArcelorMittal S.A. (Luxembourg), 6.25%,
02/25/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,779,000	4,058,425
Newmont Goldcorp Corp., 3.50%,
03/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	4,428,000	4,536,065
Nucor Corp., 4.13%, 09/15/2022 . . . . . . . .	2,134,000	2,260,310
		10,854,800
Multiline Retail-0.41%
Macy's Retail Holdings, Inc., 3.88%,
01/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,584,000	2,643,644
Target Corp., 2.90%, 01/15/2022. . . . . . . .	4,641,000	4,783,836
		7,427,480
	Principal
	Amount	Value
Multi-Utilities-0.74%
CenterPoint Energy, Inc., 2.50%,
09/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	$ 2,654,000	$2,721,064
DTE Energy Co., 2.25%, 11/01/2022. . . . .	2,370,000	2,407,992
NiSource, Inc., 2.65%, 11/17/2022 . . . . . .	2,653,000	2,717,424
Public Service Enterprise Group, Inc.,
2.65%, 11/15/2022 . . . . . . . . . . . . . . . . .	2,632,000	2,705,448
Sempra Energy, 2.88%, 10/01/2022 . . . . .	2,630,000	2,711,951
		13,263,879
Oil, Gas & Consumable Fuels-7.42%
Apache Corp., 3.25%, 04/15/2022. . . . . . .	2,841,000	2,898,886
BP Capital Markets PLC (United Kingdom)
3.06%, 03/17/2022 . . . . . . . . . . . . . . . . .	4,925,000	5,083,360
2.50%, 11/06/2022 . . . . . . . . . . . . . . . . .	4,506,000	4,630,201
Cenovus Energy, Inc. (Canada), 3.00%,
08/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,701,000	2,779,356
Chevron Corp.
2.41%, 03/03/2022 . . . . . . . . . . . . . . . . .	3,680,000	3,757,366
2.50%, 03/03/2022 . . . . . . . . . . . . . . . . .	2,921,000	2,982,686
2.36%, 12/05/2022 . . . . . . . . . . . . . . . . .	9,098,000	9,326,058
Enbridge, Inc. (Canada), 2.90%,
07/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,808,991	2,885,908
Energy Transfer Operating L.P., 5.20%,
02/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	4,456,000	4,698,742
Energy Transfer Partners L.P./Regency
Energy Finance Corp.
5.88%, 03/01/2022 . . . . . . . . . . . . . . . . .	3,883,000	4,148,386
5.00%, 10/01/2022 . . . . . . . . . . . . . . . . .	3,089,000	3,303,836
Enterprise Products Operating LLC,
4.05%, 02/15/2022 . . . . . . . . . . . . . . . . .	2,768,000	2,913,251
EQT Corp., 3.00%, 10/01/2022(b). . . . . . . .	3,411,000	2,852,449
Exxon Mobil Corp.
2.40%, 03/06/2022 . . . . . . . . . . . . . . . . .	5,090,000	5,182,874
1.90%, 08/16/2022 . . . . . . . . . . . . . . . . .	3,691,000	3,739,551
Husky Energy, Inc. (Canada), 3.95%,
04/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,148,000	2,219,602
Kinder Morgan Energy Partners L.P.,
3.95%, 09/01/2022 . . . . . . . . . . . . . . . . .	4,442,000	4,654,410
Marathon Oil Corp., 2.80%, 11/01/2022 . .	4,420,000	4,497,008
Newfield Exploration Co., 5.75%,
01/30/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,737,000	4,008,367
Occidental Petroleum Corp., 3.13%,
02/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,980,000	4,075,063
ONEOK Partners L.P., 3.38%,
10/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,884,000	4,024,816
ONEOK, Inc., 4.25%, 02/01/2022 . . . . . . . .	3,118,000	3,246,358
Phillips 66, 4.30%, 04/01/2022. . . . . . . . . .	8,713,000	9,172,294
Pioneer Natural Resources Co., 3.95%,
07/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,834,000	2,966,541
Plains All American Pipeline L.P./PAA
Finance Corp., 3.65%, 06/01/2022. . . . .	3,418,000	3,515,211
Sabine Pass Liquefaction LLC, 6.25%,
03/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,800,000	4,089,821
Shell International Finance B.V.
(Netherlands), 2.38%, 08/21/2022. . . . .	4,778,000	4,897,490
Total Capital International S.A. (France),
2.88%, 02/17/2022 . . . . . . . . . . . . . . . . .	4,406,000	4,537,226
TransCanada PipeLines Ltd. (Canada),
2.50%, 08/01/2022 . . . . . . . . . . . . . . . . .	4,189,000	4,283,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Western Midstream Operating L.P., 4.00%,
07/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	$ 3,179,000	$3,257,657
Williams Cos., Inc. (The)
3.60%, 03/15/2022 . . . . . . . . . . . . . . . . .	5,549,000	5,723,886
3.35%, 08/15/2022 . . . . . . . . . . . . . . . . .	2,926,000	3,039,006
		133,390,854
Personal Products-0.47%
Unilever Capital Corp. (United Kingdom)
3.00%, 03/07/2022 . . . . . . . . . . . . . . . . .	4,100,000	4,245,018
2.20%, 05/05/2022 . . . . . . . . . . . . . . . . .	4,100,000	4,193,322
		8,438,340
Pharmaceuticals-3.55%
Allergan Finance LLC, 3.25%,
10/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	6,298,000	6,565,863
Allergan Funding S.C.S., 3.45%,
03/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	10,042,000	10,407,151
AstraZeneca PLC (United Kingdom),
2.38%, 06/12/2022 . . . . . . . . . . . . . . . . .	4,906,000	5,014,913
Bristol-Myers Squibb Co., 2.00%,
08/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,086,000	3,154,262
Eli Lilly and Co., 2.35%, 05/15/2022 . . . . .	3,091,000	3,161,942
GlaxoSmithKline Capital PLC (United
Kingdom), 2.85%, 05/08/2022 . . . . . . . .	9,165,000	9,488,652
Johnson & Johnson, 2.25%, 03/03/2022 .	4,471,000	4,553,651
Merck & Co., Inc.
2.35%, 02/10/2022 . . . . . . . . . . . . . . . . .	5,450,000	5,539,165
2.40%, 09/15/2022 . . . . . . . . . . . . . . . . .	4,492,000	4,586,476
Novartis Capital Corp. (Switzerland)
2.40%, 05/17/2022 . . . . . . . . . . . . . . . . .	4,305,000	4,414,080
2.40%, 09/21/2022 . . . . . . . . . . . . . . . . .	6,664,000	6,861,929
		63,748,084
Professional Services-0.15%
Equifax, Inc., 3.30%, 12/15/2022. . . . . . . .	2,599,000	2,717,646
Road & Rail-0.69%
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022 . . . . . . . . . . . . . . . . .	2,791,000	2,876,118
3.05%, 09/01/2022 . . . . . . . . . . . . . . . . .	2,822,000	2,925,498
Norfolk Southern Corp., 3.00%,
04/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,636,000	2,710,297
Union Pacific Corp., 4.16%, 07/15/2022 . .	3,760,000	3,979,425
		12,491,338
Semiconductors & Semiconductor Equipment-2.43%
Broadcom Corp./Broadcom Cayman
Finance Ltd., 3.00%, 01/15/2022 . . . . . .	16,302,000	16,621,968
Intel Corp.
2.35%, 05/11/2022 . . . . . . . . . . . . . . . . .	3,104,000	3,163,203
3.10%, 07/29/2022 . . . . . . . . . . . . . . . . .	5,062,000	5,287,050
2.70%, 12/15/2022 . . . . . . . . . . . . . . . . .	6,516,000	6,758,184
QUALCOMM, Inc., 3.00%, 05/20/2022. . . .	9,281,000	9,617,758
Texas Instruments, Inc., 1.85%,
05/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	2,267,000	2,282,192
		43,730,355
Software-3.29%
CA, Inc., 3.60%, 08/15/2022. . . . . . . . . . . .	2,324,000	2,399,014
IBM Credit LLC, 2.20%, 09/08/2022. . . . . .	4,401,000	4,495,864
	Principal
	Amount	Value
Software-(continued)
Microsoft Corp.
2.40%, 02/06/2022 . . . . . . . . . . . . . . . . .	$ 7,562,000	$7,733,547
2.38%, 02/12/2022 . . . . . . . . . . . . . . . . .	6,996,000	7,156,796
2.65%, 11/03/2022 . . . . . . . . . . . . . . . . .	4,485,000	4,646,856
2.13%, 11/15/2022 . . . . . . . . . . . . . . . . .	3,376,000	3,459,669
Oracle Corp.
2.50%, 05/15/2022 . . . . . . . . . . . . . . . . .	11,055,000	11,300,189
2.50%, 10/15/2022 . . . . . . . . . . . . . . . . .	11,157,000	11,473,876
VMware, Inc., 2.95%, 08/21/2022 . . . . . . .	6,339,000	6,527,369
		59,193,180
Specialty Retail-0.63%
AutoZone, Inc., 3.70%, 04/15/2022. . . . . .	2,141,000	2,231,731
Home Depot, Inc. (The), 2.63%,
06/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	5,503,000	5,658,240
Lowe's Cos., Inc., 3.12%, 04/15/2022 . . . .	3,358,000	3,457,007
		11,346,978
Technology Hardware, Storage & Peripherals-2.47%
Apple, Inc.
2.15%, 02/09/2022 . . . . . . . . . . . . . . . . .	5,850,000	5,960,896
2.50%, 02/09/2022 . . . . . . . . . . . . . . . . .	6,849,000	7,011,521
2.30%, 05/11/2022 . . . . . . . . . . . . . . . . .	4,748,000	4,853,853
2.70%, 05/13/2022 . . . . . . . . . . . . . . . . .	5,451,000	5,615,165
1.70%, 09/11/2022(b). . . . . . . . . . . . . . . .	4,316,000	4,372,560
2.10%, 09/12/2022 . . . . . . . . . . . . . . . . .	4,606,000	4,699,965
Hewlett Packard Enterprise Co., 4.40%,
10/15/2022 . . . . . . . . . . . . . . . . . . . . . . . .	6,051,000	6,453,685
HP, Inc., 4.05%, 09/15/2022. . . . . . . . . . . .	1,887,000	1,989,751
Seagate HDD Cayman, 4.25%,
03/01/2022 . . . . . . . . . . . . . . . . . . . . . . . .	3,388,000	3,460,306
		44,417,702
Tobacco-1.39%
Altria Group, Inc., 2.85%, 08/09/2022 . . . .	8,285,000	8,517,754
Philip Morris International, Inc.
2.63%, 02/18/2022 . . . . . . . . . . . . . . . . .	2,301,000	2,356,319
2.38%, 08/17/2022 . . . . . . . . . . . . . . . . .	3,177,000	3,242,014
2.50%, 08/22/2022 . . . . . . . . . . . . . . . . .	3,094,000	3,183,156
2.50%, 11/02/2022 . . . . . . . . . . . . . . . . .	2,987,000	3,077,693
Reynolds American, Inc. (United Kingdom),
4.00%, 06/12/2022 . . . . . . . . . . . . . . . . .	4,442,000	4,678,324
		25,055,260
Trading Companies & Distributors-1.34%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.95%, 02/01/2022 . . . . . . . . . . . . . . . . .	4,200,000	4,353,885
3.50%, 05/26/2022 . . . . . . . . . . . . . . . . .	4,051,000	4,166,915
4.63%, 07/01/2022 . . . . . . . . . . . . . . . . .	4,051,000	4,295,986
Air Lease Corp.
3.75%, 02/01/2022 . . . . . . . . . . . . . . . . .	2,214,000	2,280,670
2.63%, 07/01/2022 . . . . . . . . . . . . . . . . .	2,340,000	2,371,837
International Lease Finance Corp.
8.63%, 01/15/2022 . . . . . . . . . . . . . . . . .	2,654,000	2,962,463
5.88%, 08/15/2022 . . . . . . . . . . . . . . . . .	3,368,000	3,676,304
		24,108,060
Total U.S. Dollar Denominated Bonds & Notes
(Cost $1,726,916,874) . . . . . . . . . . . . . .	. . . . . . . . . . . .	1,769,713,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)

February 29, 2020 (Unaudited)

SharesValueSharesValue

Money Market Funds-0.69%			Money Market Funds-(continued)
Invesco Premier U.S. Government Money			Invesco Liquid Assets Portfolio,
Portfolio, Institutional Class, 1.46%(d)			Institutional Class, 1.64%(d)(e) . . . . . . . . . .	2,456,210	$2,457,438
. . . . . . . . . . . . . . . . . .(Cost $12,403,207)	12,403,207	$ 12,403,207	Total Investments Purchased with Cash Collateral from
TOTAL INVESTMENTS IN SECURITIES			Securities on Loan
(excluding investments purchased with cash collateral			(Cost $9,650,739) . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	9,650,985
from securities on loan)-99.14%			TOTAL INVESTMENTS IN SECURITIES-99.67%
(Cost $1,739,320,081) . . . . . . . . . . . . .		1,782,116,267
	. . . . . . . . . . .		(Cost $1,748,970,820) . . . . . . . . . . . . . . . . .		1,791,767,252
				. . . . . . . . . .

Investments Purchased with Cash Collateral			OTHER ASSETS LESS LIABILITIES-0.33% . . . . .	. . . . . . . . . .	5,846,098
			NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . .		$1,797,613,350
from Securities on Loan				. . . . . . . . . .

Money Market Funds-0.53%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(d)(e) . . . . . . . . . .	7,193,547	7,193,547

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	32.26
Information Technology	11.52

Health Care	10.89
Industrials	9.13

Energy	7.84
Consumer Discretionary	6.96

Consumer Staples	6.50
Communication Services	5.73

Sector Types Each Less Than 3%	7.62
Money Market Funds Plus Other Assets
Less Liabilities	1.55

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.10%
Aerospace & Defense-2.08%
General Dynamics Corp.
3.38%, 05/15/2023 . . . . . . . . . . . . . . . . .	$ 2,452,000	$2,601,822
1.88%, 08/15/2023 . . . . . . . . . . . . . . . . .	2,099,000	2,133,729
L3Harris Technologies, Inc., 3.85%,
06/15/2023(b) . . . . . . . . . . . . . . . . . . . . . .	1,795,000	1,922,880
Lockheed Martin Corp., 3.10%,
01/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,791,000	1,874,207
Northrop Grumman Corp., 3.25%,
08/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,287,000	3,487,001
Precision Castparts Corp., 2.50%,
01/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,315,000	3,431,272
United Technologies Corp., 3.65%,
08/16/2023 . . . . . . . . . . . . . . . . . . . . . . . .	7,861,000	8,495,216
		23,946,127
Air Freight & Logistics-0.29%
United Parcel Service, Inc., 2.50%,
04/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,275,000	3,391,260
Airlines-0.15%
Delta Air Lines, Inc., 3.80%, 04/19/2023. .	1,709,000	1,784,952
Automobiles-4.26%
American Honda Finance Corp.
2.05%, 01/10/2023 . . . . . . . . . . . . . . . . .	2,588,000	2,631,668
3.45%, 07/14/2023 . . . . . . . . . . . . . . . . .	1,729,000	1,844,134
Fiat Chrysler Automobiles N.V. (United
Kingdom), 5.25%, 04/15/2023(c) . . . . . .	3,200,000	3,352,000
Ford Motor Credit Co. LLC
3.09%, 01/09/2023 . . . . . . . . . . . . . . . . .	5,000,000	5,016,740
4.14%, 02/15/2023 . . . . . . . . . . . . . . . . .	3,400,000	3,501,092
3.10%, 05/04/2023 . . . . . . . . . . . . . . . . .	2,800,000	2,812,295
4.38%, 08/06/2023 . . . . . . . . . . . . . . . . .	2,800,000	2,903,650
General Motors Co., 4.88%, 10/02/2023 . .	4,632,000	5,038,788
General Motors Financial Co., Inc.
3.25%, 01/05/2023 . . . . . . . . . . . . . . . . .	2,799,000	2,880,548
3.70%, 05/09/2023 . . . . . . . . . . . . . . . . .	3,798,000	3,946,953
4.25%, 05/15/2023 . . . . . . . . . . . . . . . . .	2,454,000	2,600,747
4.15%, 06/19/2023 . . . . . . . . . . . . . . . . .	3,147,000	3,340,361
Toyota Motor Corp. (Japan), 3.42%,
07/20/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,424,000	2,596,918
Toyota Motor Credit Corp.
2.63%, 01/10/2023 . . . . . . . . . . . . . . . . .	2,476,000	2,576,738
2.70%, 01/11/2023 . . . . . . . . . . . . . . . . .	2,120,000	2,213,284
2.25%, 10/18/2023 . . . . . . . . . . . . . . . . .	1,758,000	1,806,893
		49,062,809
Banks-20.04%
Banco Santander S.A. (Spain)
3.13%, 02/23/2023 . . . . . . . . . . . . . . . . .	3,000,000	3,113,679
3.85%, 04/12/2023 . . . . . . . . . . . . . . . . .	2,800,000	2,965,944
Bank of America Corp.
3.30%, 01/11/2023 . . . . . . . . . . . . . . . . .	14,871,000	15,609,135
4.10%, 07/24/2023 . . . . . . . . . . . . . . . . .	6,424,000	6,975,839
Barclays PLC (United Kingdom), 3.68%,
01/10/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,200,000	3,313,931
Canadian Imperial Bank of Commerce
(Canada), 3.50%, 09/13/2023. . . . . . . . .	3,573,000	3,819,676
	Principal
	Amount	Value
Banks-(continued)
CIT Group, Inc., 5.00%, 08/01/2023. . . . . .	$ 2,253,000	$2,401,326
Citigroup, Inc.
3.50%, 05/15/2023 . . . . . . . . . . . . . . . . .	4,147,000	4,358,401
3.88%, 10/25/2023 . . . . . . . . . . . . . . . . .	3,138,000	3,389,416
Citizens Bank N.A., 3.70%, 03/29/2023. . .	2,752,000	2,933,434
Comerica, Inc., 3.70%, 07/31/2023 . . . . . .	2,544,000	2,733,984
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2023 . . . . . . . . . . . . . . . . .	5,150,000	5,352,757
4.63%, 12/01/2023 . . . . . . . . . . . . . . . . .	3,800,000	4,133,579
Deutsche Bank AG (Germany), 3.95%,
02/27/2023 . . . . . . . . . . . . . . . . . . . . . . . .	4,300,000	4,479,097
HSBC Holdings PLC (United Kingdom),
3.60%, 05/25/2023 . . . . . . . . . . . . . . . . .	5,100,000	5,397,003
Huntington National Bank (The), 3.55%,
10/06/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,850,000	3,059,989
JPMorgan Chase & Co.
2.97%, 01/15/2023 . . . . . . . . . . . . . . . . .	4,689,000	4,820,276
3.20%, 01/25/2023 . . . . . . . . . . . . . . . . .	8,811,000	9,241,685
3.38%, 05/01/2023 . . . . . . . . . . . . . . . . .	6,624,000	6,953,238
2.70%, 05/18/2023 . . . . . . . . . . . . . . . . .	6,406,000	6,647,547
KeyBank N.A., 3.38%, 03/07/2023. . . . . . .	3,250,000	3,438,831
M&T Bank Corp., 3.55%, 07/26/2023 . . . .	1,729,000	1,852,860
Mitsubishi UFJ Financial Group, Inc.
(Japan)
3.46%, 03/02/2023 . . . . . . . . . . . . . . . . .	4,848,000	5,103,046
3.76%, 07/26/2023 . . . . . . . . . . . . . . . . .	6,687,000	7,161,788
2.53%, 09/13/2023 . . . . . . . . . . . . . . . . .	3,101,000	3,212,366
Mizuho Financial Group, Inc. (Japan),
3.55%, 03/05/2023 . . . . . . . . . . . . . . . . .	2,700,000	2,842,969
PNC Bank N.A.
2.95%, 01/30/2023 . . . . . . . . . . . . . . . . .	2,850,000	2,958,040
3.50%, 06/08/2023 . . . . . . . . . . . . . . . . .	3,000,000	3,188,753
3.80%, 07/25/2023 . . . . . . . . . . . . . . . . .	3,700,000	3,974,061
Regions Financial Corp., 3.80%,
08/14/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,267,000	3,518,783
Royal Bank of Scotland Group PLC (The)
(United Kingdom)
6.10%, 06/10/2023 . . . . . . . . . . . . . . . . .	3,154,000	3,486,278
3.88%, 09/12/2023 . . . . . . . . . . . . . . . . .	6,000,000	6,377,613
6.00%, 12/19/2023 . . . . . . . . . . . . . . . . .	6,099,000	6,833,323
Santander Holdings USA, Inc., 3.40%,
01/18/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,468,000	3,602,827
Santander UK Group Holdings PLC (United
Kingdom), 3.57%, 01/10/2023 . . . . . . . .	2,700,000	2,783,917
Sumitomo Mitsui Banking Corp. (Japan)
3.00%, 01/18/2023 . . . . . . . . . . . . . . . . .	2,785,000	2,899,547
3.95%, 07/19/2023 . . . . . . . . . . . . . . . . .	3,850,000	4,153,871
Sumitomo Mitsui Financial Group, Inc.
(Japan)
3.10%, 01/17/2023 . . . . . . . . . . . . . . . . .	4,623,000	4,825,696
3.75%, 07/19/2023 . . . . . . . . . . . . . . . . .	2,226,000	2,378,565
Toronto-Dominion Bank (The) (Canada),
3.50%, 07/19/2023 . . . . . . . . . . . . . . . . .	5,199,000	5,564,627
Truist Bank
3.00%, 02/02/2023 . . . . . . . . . . . . . . . . .	1,718,000	1,791,289
2.75%, 05/01/2023 . . . . . . . . . . . . . . . . .	3,001,000	3,118,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Banks-(continued)
U.S. Bank N.A.
1.95%, 01/09/2023 . . . . . . . . . . . . . . . . .	$ 3,100,000	$3,161,417
2.85%, 01/23/2023 . . . . . . . . . . . . . . . . .	3,100,000	3,235,236
3.40%, 07/24/2023 . . . . . . . . . . . . . . . . .	3,300,000	3,511,652
Wells Fargo & Co.
3.07%, 01/24/2023 . . . . . . . . . . . . . . . . .	12,373,000	12,695,956
4.13%, 08/15/2023 . . . . . . . . . . . . . . . . .	4,616,000	4,979,445
Series M, 3.45%, 02/13/2023 . . . . . . . . .	6,723,000	7,051,168
Wells Fargo Bank N.A., 3.55%,
08/14/2023 . . . . . . . . . . . . . . . . . . . . . . . .	8,800,000	9,388,537
		230,790,774
Beverages-3.43%
Anheuser-Busch InBev Finance, Inc.
(Belgium), 3.30%, 02/01/2023 . . . . . . . .	10,164,000	10,689,901
Coca-Cola Co. (The)
2.50%, 04/01/2023 . . . . . . . . . . . . . . . . .	2,586,000	2,681,671
3.20%, 11/01/2023 . . . . . . . . . . . . . . . . .	5,184,000	5,527,086
Constellation Brands, Inc.
3.20%, 02/15/2023 . . . . . . . . . . . . . . . . .	2,110,000	2,203,171
4.25%, 05/01/2023 . . . . . . . . . . . . . . . . .	3,236,000	3,498,028
Diageo Capital PLC (United Kingdom)
2.63%, 04/29/2023 . . . . . . . . . . . . . . . . .	4,243,000	4,395,654
3.50%, 09/18/2023 . . . . . . . . . . . . . . . . .	2,901,000	3,103,928
Keurig Dr Pepper, Inc., 3.13%,
12/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,355,000	2,480,959
PepsiCo, Inc., 2.75%, 03/01/2023 . . . . . . .	4,680,000	4,870,185
		39,450,583
Biotechnology-1.46%
	Principal
	Amount	Value
Chemicals-0.65%
LYB International Finance B.V., 4.00%,
07/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	$ 2,489,000	$2,685,386
Mosaic Co. (The), 4.25%, 11/15/2023 . . . .	2,923,000	3,148,388
Praxair, Inc., 2.70%, 02/21/2023 . . . . . . . .	1,557,000	1,608,791
		7,442,565
Commercial Services & Supplies-0.33%
Republic Services, Inc., 4.75%,
05/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,840,000	2,017,206
Waste Management, Inc., 2.40%,
05/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,735,000	1,783,808
		3,801,014
Communications Equipment-0.53%
Cisco Systems, Inc.
2.60%, 02/28/2023 . . . . . . . . . . . . . . . . .	1,733,000	1,800,097
2.20%, 09/20/2023 . . . . . . . . . . . . . . . . .	2,399,000	2,463,679
Motorola Solutions, Inc., 3.50%,
03/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,807,000	1,884,781
		6,148,557
Consumer Finance-1.62%
American Express Co., 3.40%,
02/27/2023 . . . . . . . . . . . . . . . . . . . . . . . .	4,961,000	5,225,569
Capital One Bank USA N.A., 3.38%,
02/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,100,000	3,254,121
Capital One Financial Corp.
3.20%, 01/30/2023 . . . . . . . . . . . . . . . . .	3,931,000	4,087,669
3.50%, 06/15/2023 . . . . . . . . . . . . . . . . .	2,436,000	2,581,921
Discover Bank, 3.35%, 02/06/2023 . . . . . .	3,400,000	3,567,337
AbbVie, Inc., 2.85%, 05/14/2023 . . . . . . . .	3,242,000	3,350,242
Amgen, Inc., 2.25%, 08/19/2023 . . . . . . . .	2,454,000	2,505,034
Gilead Sciences, Inc., 2.50%, 09/01/2023 .	2,249,000	2,331,235
Shire Acquisitions Investments Ireland
DAC, 2.88%, 09/23/2023. . . . . . . . . . . . .	8,258,000	8,578,068
		16,764,579
Capital Markets-5.80%
Ameriprise Financial, Inc., 4.00%,
10/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,577,000	2,797,182
Ares Capital Corp., 3.50%, 02/10/2023 . . .	2,429,000	2,510,653
Bank of New York Mellon Corp. (The)
2.95%, 01/29/2023 . . . . . . . . . . . . . . . . .	3,264,000	3,391,567
3.50%, 04/28/2023 . . . . . . . . . . . . . . . . .	2,575,000	2,739,494
3.45%, 08/11/2023 . . . . . . . . . . . . . . . . .	2,359,000	2,519,034
2.20%, 08/16/2023 . . . . . . . . . . . . . . . . .	3,866,000	3,964,090
Charles Schwab Corp. (The), 2.65%,
01/25/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,452,000	2,554,362
Goldman Sachs Group, Inc. (The)
3.63%, 01/22/2023 . . . . . . . . . . . . . . . . .	7,590,000	8,009,891
3.20%, 02/23/2023 . . . . . . . . . . . . . . . . .	5,627,000	5,880,978
Jefferies Group LLC, 5.13%, 01/20/2023 .	2,090,000	2,283,248
Morgan Stanley
3.13%, 01/23/2023 . . . . . . . . . . . . . . . . .	8,085,000	8,446,434
3.75%, 02/25/2023 . . . . . . . . . . . . . . . . .	8,113,000	8,621,564
4.10%, 05/22/2023 . . . . . . . . . . . . . . . . .	6,080,000	6,501,971
State Street Corp.
3.10%, 05/15/2023 . . . . . . . . . . . . . . . . .	3,083,000	3,233,084
3.70%, 11/20/2023 . . . . . . . . . . . . . . . . .	3,114,000	3,377,542
		66,831,094
		18,716,617
Containers & Packaging-0.23%
Packaging Corp. of America, 4.50%,
11/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,418,000	2,653,793
Diversified Financial Services-1.04%
Berkshire Hathaway, Inc.
3.00%, 02/11/2023 . . . . . . . . . . . . . . . . .	1,714,000	1,798,315
2.75%, 03/15/2023 . . . . . . . . . . . . . . . . .	7,102,000	7,384,700
Jefferies Financial Group, Inc., 5.50%,
10/18/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,516,000	2,749,313
		11,932,328
Diversified Telecommunication Services-2.54%
AT&T, Inc.
3.60%, 02/17/2023 . . . . . . . . . . . . . . . . .	7,071,000	7,467,107
4.05%, 12/15/2023 . . . . . . . . . . . . . . . . .	1,193,000	1,298,906
Telefonica Emisiones S.A.U. (Spain),
4.57%, 04/27/2023 . . . . . . . . . . . . . . . . .	3,451,000	3,773,322
Verizon Communications, Inc., 5.15%,
09/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	14,881,000	16,747,870
		29,287,205
Electric Utilities-1.90%
Duke Energy Carolinas LLC
2.50%, 03/15/2023 . . . . . . . . . . . . . . . . .	1,745,000	1,793,761
3.05%, 03/15/2023 . . . . . . . . . . . . . . . . .	2,020,000	2,117,330
FirstEnergy Corp., Series B, 4.25%,
03/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,775,000	2,970,133
Florida Power & Light Co., 2.75%,
06/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,739,000	1,814,472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc.,
2.80%, 01/15/2023 . . . . . . . . . . . . . . . . .	$ 1,730,000	$1,793,766
PPL Capital Funding, Inc., 3.40%,
06/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,219,000	2,331,450
Southern California Edison Co., Series C,
3.50%, 10/01/2023 . . . . . . . . . . . . . . . . .	2,004,000	2,139,729
Southern Co. (The), 2.95%, 07/01/2023 . .	4,141,000	4,316,266
Virginia Electric & Power Co., Series C,
2.75%, 03/15/2023 . . . . . . . . . . . . . . . . .	2,508,000	2,589,424
		21,866,331
Electrical Equipment-0.16%
Emerson Electric Co., 2.63%, 02/15/2023.	1,811,000	1,876,802
Energy Equipment & Services-0.78%
Halliburton Co., 3.50%, 08/01/2023. . . . . .	3,601,000	3,793,937
Schlumberger Investment S.A., 3.65%,
12/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	4,903,000	5,235,175
		9,029,112
Equity REITs-4.68%
Alexandria Real Estate Equities, Inc.,
3.90%, 06/15/2023 . . . . . . . . . . . . . . . . .	1,517,000	1,617,569
American Tower Corp.
3.50%, 01/31/2023 . . . . . . . . . . . . . . . . .	3,287,000	3,466,645
3.00%, 06/15/2023 . . . . . . . . . . . . . . . . .	2,359,000	2,457,750
Boston Properties L.P.
3.85%, 02/01/2023 . . . . . . . . . . . . . . . . .	3,248,000	3,452,260
3.13%, 09/01/2023 . . . . . . . . . . . . . . . . .	1,759,000	1,854,158
Brixmor Operating Partnership L.P.,
3.25%, 09/15/2023 . . . . . . . . . . . . . . . . .	1,722,000	1,812,249
CC Holdings GS V LLC/Crown Castle GS III
Corp., 3.85%, 04/15/2023. . . . . . . . . . . .	3,771,000	4,006,062
Crown Castle International Corp.
5.25%, 01/15/2023 . . . . . . . . . . . . . . . . .	5,719,000	6,278,296
3.15%, 07/15/2023 . . . . . . . . . . . . . . . . .	2,121,000	2,212,790
ERP Operating L.P., 3.00%, 04/15/2023 . .	1,720,000	1,796,662
GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 11/01/2023 . . . . . . . . . . . . . . . . .	1,703,000	1,862,128
Healthpeak Properties, Inc., 4.25%,
11/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,071,000	3,344,516
Hospitality Properties Trust, 4.50%,
06/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,880,000	1,987,624
Omega Healthcare Investors, Inc., 4.38%,
08/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,437,000	2,633,093
Prologis L.P., 4.25%, 08/15/2023. . . . . . . .	2,750,000	2,994,977
Realty Income Corp., 4.65%, 08/01/2023 .	2,483,000	2,737,718
Simon Property Group L.P.
2.75%, 02/01/2023 . . . . . . . . . . . . . . . . .	1,726,000	1,778,938
2.75%, 06/01/2023 . . . . . . . . . . . . . . . . .	2,016,000	2,087,772
Welltower, Inc.
3.75%, 03/15/2023 . . . . . . . . . . . . . . . . .	1,862,000	1,973,421
3.95%, 09/01/2023 . . . . . . . . . . . . . . . . .	1,686,000	1,812,965
Weyerhaeuser Co., 4.63%, 09/15/2023 . . .	1,587,000	1,745,281
	Principal
	Amount	Value
Food & Staples Retailing-(continued)
Walmart, Inc.
2.55%, 04/11/2023 . . . . . . . . . . . . . . . . .	$ 5,700,000	$5,906,096
3.40%, 06/26/2023 . . . . . . . . . . . . . . . . .	10,172,000	10,873,161
		18,958,617
Food Products-1.99%
Campbell Soup Co., 3.65%, 03/15/2023 . .	3,931,000	4,157,228
Conagra Brands, Inc., 3.20%,
01/25/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,837,000	2,944,563
General Mills, Inc., 3.70%, 10/17/2023 . . .	3,129,000	3,367,816
Hershey Co. (The), 3.38%, 05/15/2023. . .	1,995,000	2,131,113
Kellogg Co., 2.65%, 12/01/2023 . . . . . . . .	1,869,000	1,948,055
Kraft Heinz Foods Co. (The), 4.00%,
06/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	5,306,000	5,537,152
Mondelez International, Inc., 3.63%,
05/07/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,605,000	2,779,840
		22,865,767
Gas Utilities-0.16%
National Fuel Gas Co., 3.75%,
03/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,749,000	1,834,432
Health Care Equipment & Supplies-0.49%
Abbott Laboratories, 3.40%, 11/30/2023 .	3,574,000	3,822,464
Medtronic, Inc., 2.75%, 04/01/2023. . . . . .	1,733,000	1,798,726
		5,621,190
Health Care Providers & Services-4.60%
Aetna, Inc., 2.80%, 06/15/2023 . . . . . . . . .	4,165,000	4,277,750
Anthem, Inc., 3.30%, 01/15/2023 . . . . . . .	3,432,000	3,591,169
Cardinal Health, Inc., 3.20%, 03/15/2023 .	1,723,000	1,799,668
Cigna Corp., 3.75%, 07/15/2023 . . . . . . . .	4,292,000	4,578,790
CVS Health Corp.
3.70%, 03/09/2023 . . . . . . . . . . . . . . . . .	20,971,000	22,163,071
4.00%, 12/05/2023 . . . . . . . . . . . . . . . . .	4,200,000	4,512,926
HCA, Inc., 4.75%, 05/01/2023 . . . . . . . . . .	4,157,000	4,501,634
UnitedHealth Group, Inc.
2.75%, 02/15/2023 . . . . . . . . . . . . . . . . .	2,000,000	2,070,905
2.88%, 03/15/2023 . . . . . . . . . . . . . . . . .	2,768,000	2,887,657
3.50%, 06/15/2023 . . . . . . . . . . . . . . . . .	2,447,000	2,604,350
		52,987,920
Hotels, Restaurants & Leisure-0.88%
McDonald's Corp., 3.35%, 04/01/2023 . . .	2,936,000	3,102,793
Starbucks Corp.
3.10%, 03/01/2023 . . . . . . . . . . . . . . . . .	3,803,000	3,988,629
3.85%, 10/01/2023 . . . . . . . . . . . . . . . . .	2,786,000	3,000,684
		10,092,106
Household Durables-0.71%
Mohawk Industries, Inc., 3.85%,
02/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,782,000	1,890,954
Newell Brands, Inc., 3.85%, 04/01/2023 . .	5,999,000	6,234,257
		8,125,211
Household Products-0.44%
		53,912,874	Colgate-Palmolive Co., 1.95%,
Food & Staples Retailing-1.65%			. . . . . .02/01/2023 . . . . . . . . . . . . . . . . . .	1,556,000	1,590,802
Kroger Co. (The), 3.85%, 08/01/2023 . . . .	2,024,000	2,179,360	Procter & Gamble Co. (The), 3.10%,
			08/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,222,000	3,437,942
					5,028,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Industrial Conglomerates-0.87%
3M Co., 2.25%, 03/15/2023 . . . . . . . . . . . .	$ 2,127,000	$2,182,468
General Electric Co., 3.10%, 01/09/2023. .	4,611,000	4,785,010
Roper Technologies, Inc., 3.65%,
09/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,881,000	3,086,236
		10,053,714
Insurance-1.02%
Aflac, Inc., 3.63%, 06/15/2023 . . . . . . . . . .	2,399,000	2,557,903
Allstate Corp. (The), 3.15%, 06/15/2023 .	1,795,000	1,905,668
Lincoln National Corp., 4.00%,
09/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,687,000	1,824,059
Loews Corp., 2.63%, 05/15/2023. . . . . . . .	1,783,000	1,851,883
MetLife, Inc., Series D, 4.37%,
09/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,216,000	3,556,616
		11,696,129
Internet & Direct Marketing Retail-0.95%
Amazon.com, Inc., 2.40%, 02/22/2023 . . .	3,825,000	3,944,491
Booking Holdings, Inc., 2.75%,
03/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,816,000	1,883,527
eBay, Inc., 2.75%, 01/30/2023 . . . . . . . . . .	2,543,000	2,617,551
QVC, Inc., 4.38%, 03/15/2023 . . . . . . . . . .	2,424,000	2,511,225
		10,956,794
IT Services-0.94%
Fidelity National Information Services, Inc.,
3.50%, 04/15/2023 . . . . . . . . . . . . . . . . .	2,771,000	2,934,886
Global Payments, Inc.
3.75%, 06/01/2023 . . . . . . . . . . . . . . . . .	1,868,000	1,979,748
4.00%, 06/01/2023 . . . . . . . . . . . . . . . . .	1,694,000	1,815,383
International Business Machines Corp.,
3.38%, 08/01/2023 . . . . . . . . . . . . . . . . .	3,800,000	4,044,879
		10,774,896
Life Sciences Tools & Services-0.51%
Agilent Technologies, Inc., 3.88%,
07/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,374,000	2,527,330
Thermo Fisher Scientific, Inc., 3.00%,
04/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,230,000	3,373,866
		5,901,196
Machinery-1.50%
Caterpillar Financial Services Corp.
3.45%, 05/15/2023 . . . . . . . . . . . . . . . . .	1,702,000	1,814,488
3.75%, 11/24/2023 . . . . . . . . . . . . . . . . .	1,675,000	1,821,037
CNH Industrial N.V. (United Kingdom),
4.50%, 08/15/2023 . . . . . . . . . . . . . . . . .	2,063,000	2,247,361
Cummins, Inc., 3.65%, 10/01/2023 . . . . . .	1,713,000	1,845,469
Ingersoll-Rand Global Holding Co. Ltd.,
4.25%, 06/15/2023 . . . . . . . . . . . . . . . . .	2,127,000	2,325,876
John Deere Capital Corp.
2.70%, 01/06/2023 . . . . . . . . . . . . . . . . .	1,728,000	1,795,598
2.80%, 01/27/2023 . . . . . . . . . . . . . . . . .	1,721,000	1,797,145
2.80%, 03/06/2023 . . . . . . . . . . . . . . . . .	3,417,000	3,573,507
		17,220,481
Media-2.53%
Comcast Corp.
2.85%, 01/15/2023 . . . . . . . . . . . . . . . . .	2,848,000	2,974,546
2.75%, 03/01/2023 . . . . . . . . . . . . . . . . .	4,261,000	4,446,915
	Principal
	Amount	Value
Media-(continued)
Discovery Communications LLC, 2.95%,
03/20/2023 . . . . . . . . . . . . . . . . . . . . . . . .	$ 4,503,000	$4,659,043
Interpublic Group of Cos., Inc. (The),
3.75%, 02/15/2023 . . . . . . . . . . . . . . . . .	1,574,000	1,678,236
NBCUniversal Media LLC, 2.88%,
01/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,500,000	3,658,134
RELX Capital, Inc. (United Kingdom),
3.50%, 03/16/2023 . . . . . . . . . . . . . . . . .	2,830,000	2,996,548
Time Warner Entertainment Co. L.P.,
8.38%, 03/15/2023 . . . . . . . . . . . . . . . . .	3,125,000	3,722,314
Viacom, Inc., 4.25%, 09/01/2023 . . . . . . . .	4,594,000	4,971,193
		29,106,929
Metals & Mining-0.35%
Nucor Corp., 4.00%, 08/01/2023 . . . . . . . .	1,670,000	1,798,651
Reliance Steel & Aluminum Co., 4.50%,
04/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,106,000	2,268,249
		4,066,900
Multiline Retail-0.77%
Dollar General Corp., 3.25%, 04/15/2023 .	2,897,000	3,042,555
Dollar Tree, Inc., 3.70%, 05/15/2023. . . . .	3,137,000	3,329,942
Macy's Retail Holdings, Inc., 2.88%,
02/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,464,000	2,466,898
		8,839,395
Multi-Utilities-1.18%
Black Hills Corp., 4.25%, 11/30/2023 . . . .	1,681,000	1,827,364
Delmarva Power & Light Co., 3.50%,
11/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,699,000	1,815,885
DTE Energy Co., Series D, 3.70%,
08/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,729,000	1,835,227
PSEG Power LLC, 3.85%, 06/01/2023 . . . .	2,828,000	3,010,504
Public Service Electric & Gas Co., 2.38%,
05/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,569,000	1,614,977
Sempra Energy
2.90%, 02/01/2023 . . . . . . . . . . . . . . . . .	1,568,000	1,628,456
4.05%, 12/01/2023 . . . . . . . . . . . . . . . . .	1,698,000	1,839,053
		13,571,466
Oil, Gas & Consumable Fuels-8.49%
BP Capital Markets PLC (United Kingdom),
3.99%, 09/26/2023 . . . . . . . . . . . . . . . . .	2,429,000	2,632,458
Canadian Natural Resources Ltd. (Canada),
2.95%, 01/15/2023 . . . . . . . . . . . . . . . . .	3,274,000	3,381,150
Chevron Corp.
2.57%, 05/16/2023 . . . . . . . . . . . . . . . . .	2,461,000	2,548,525
3.19%, 06/24/2023 . . . . . . . . . . . . . . . . .	8,395,000	8,811,949
Continental Resources, Inc., 4.50%,
04/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	5,395,000	5,654,968
Enbridge, Inc. (Canada), 4.00%,
10/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,608,000	2,790,210
Energy Transfer Operating L.P.
3.60%, 02/01/2023 . . . . . . . . . . . . . . . . .	3,075,000	3,188,579
4.20%, 09/15/2023 . . . . . . . . . . . . . . . . .	1,565,000	1,678,634
Energy Transfer Partners L.P./Regency
Energy Finance Corp., 4.50%,
11/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,899,000	2,044,441
Enterprise Products Operating LLC,
3.35%, 03/15/2023 . . . . . . . . . . . . . . . . .	4,358,000	4,551,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EOG Resources, Inc., 2.63%, 03/15/2023 . $ 4,167,000		$4,291,166
EQM Midstream Partners L.P., 4.75%,
07/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,989,000	3,687,332
Exxon Mobil Corp., 2.73%, 03/01/2023 . . .	4,756,000	4,929,760
Kinder Morgan Energy Partners L.P.
3.45%, 02/15/2023 . . . . . . . . . . . . . . . . .	2,037,000	2,126,177
3.50%, 09/01/2023 . . . . . . . . . . . . . . . . .	1,856,000	1,940,423
Kinder Morgan, Inc., 3.15%, 01/15/2023. .	3,303,000	3,425,685
MPLX L.P.
3.38%, 03/15/2023 . . . . . . . . . . . . . . . . .	1,568,000	1,641,719
4.50%, 07/15/2023 . . . . . . . . . . . . . . . . .	3,865,000	4,170,983
Occidental Petroleum Corp., 2.70%,
02/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	4,123,000	4,177,854
ONEOK, Inc., 7.50%, 09/01/2023 . . . . . . . .	1,799,000	2,117,268
Plains All American Pipeline L.P./PAA
Finance Corp., 3.85%, 10/15/2023 . . . .	2,224,000	2,336,976
Sabine Pass Liquefaction LLC, 5.63%,
04/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,700,000	4,065,316
	Principal
	Amount	Value
Pharmaceuticals-(continued)
Takeda Pharmaceutical Co. Ltd. (Japan),
4.40%, 11/26/2023 . . . . . . . . . . . . . . . . .	$ 5,000,000	$5,495,020
Zoetis, Inc., 3.25%, 02/01/2023 . . . . . . . . .	4,602,000	4,825,435
		51,271,161
Professional Services-0.17%
Thomson Reuters Corp. (Canada), 4.30%,
11/23/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,805,000	1,968,056
Road & Rail-1.03%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 . . . . . . . . . . . . . . . . .	2,410,000	2,520,372
3.85%, 09/01/2023 . . . . . . . . . . . . . . . . .	2,707,000	2,923,371
CSX Corp., 3.70%, 11/01/2023. . . . . . . . . .	2,120,000	2,276,275
Norfolk Southern Corp., 2.90%,
02/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,815,000	1,884,399
Union Pacific Corp., 3.50%, 06/08/2023 . .	2,103,000	2,236,404
		11,840,821
Shell International Finance B.V.
(Netherlands)
2.25%, 01/06/2023 . . . . . . . . . . . . . . . . .	3,290,000	3,372,729
3.40%, 08/12/2023 . . . . . . . . . . . . . . . . .	3,666,000	3,910,265
Total Capital Canada Ltd. (France), 2.75%,
07/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,257,000	3,393,643
Total Capital International S.A. (France),
2.70%, 01/25/2023 . . . . . . . . . . . . . . . . .	3,223,000	3,334,467
TransCanada PipeLines Ltd. (Canada),
3.75%, 10/16/2023 . . . . . . . . . . . . . . . . .	2,358,000	2,514,820
Williams Cos., Inc. (The)
3.70%, 01/15/2023 . . . . . . . . . . . . . . . . .	2,738,000	2,859,184
4.50%, 11/15/2023 . . . . . . . . . . . . . . . . .	2,027,000	2,196,287
		97,774,757
Personal Products-0.36%
Unilever Capital Corp. (United Kingdom),
3.13%, 03/22/2023 . . . . . . . . . . . . . . . . .	3,901,000	4,125,198
Pharmaceuticals-4.45%
AstraZeneca PLC (United Kingdom),
3.50%, 08/17/2023 . . . . . . . . . . . . . . . . .	2,816,000	3,011,080
Bristol-Myers Squibb Co.
3.25%, 02/20/2023(b). . . . . . . . . . . . . . . .	20,000	21,052
3.25%, 11/01/2023 . . . . . . . . . . . . . . . . .	1,862,000	1,983,126
Elanco Animal Health, Inc., 5.02%,
08/28/2023 . . . . . . . . . . . . . . . . . . . . . . . .	2,744,000	2,940,980
GlaxoSmithKline Capital, Inc. (United
Kingdom)
2.80%, 03/18/2023 . . . . . . . . . . . . . . . . .	4,963,000	5,168,151
3.38%, 05/15/2023 . . . . . . . . . . . . . . . . .	3,936,000	4,165,014
Johnson & Johnson
2.05%, 03/01/2023 . . . . . . . . . . . . . . . . .	1,549,000	1,586,602
3.38%, 12/05/2023 . . . . . . . . . . . . . . . . .	2,484,000	2,681,476
Merck & Co., Inc., 2.80%, 05/18/2023 . . . .	6,667,000	6,961,365
Mylan, Inc., 4.20%, 11/29/2023 . . . . . . . . .	1,741,000	1,876,763
Pfizer, Inc.
3.00%, 06/15/2023 . . . . . . . . . . . . . . . . .	3,226,000	3,383,157
3.20%, 09/15/2023 . . . . . . . . . . . . . . . . .	3,485,000	3,705,590
Sanofi (France), 3.38%, 06/19/2023 . . . . .	3,250,000	3,466,350

Semiconductors & Semiconductor Equipment-1.32%

Analog Devices, Inc.
2.88%, 06/01/2023 . . . . . . . . . . . . . . . . .	1,743,000
3.13%, 12/05/2023 . . . . . . . . . . . . . . . . .	1,734,000
Broadcom Corp./Broadcom Cayman
Finance Ltd., 2.65%, 01/15/2023 . . . . . .	3,134,000
Maxim Integrated Products, Inc., 3.38%,
03/15/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,636,000
QUALCOMM, Inc., 2.60%, 01/30/2023. . . .	4,851,000
Texas Instruments, Inc., 2.25%,
05/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	1,578,000
Software-3.48%
IBM Credit LLC, 3.00%, 02/06/2023 . . . . .	4,100,000
Microsoft Corp.
2.38%, 05/01/2023 . . . . . . . . . . . . . . . . .	3,830,000
2.00%, 08/08/2023. . . . . . . . . . . . . . . . . .	5,621,000
3.63%, 12/15/2023 . . . . . . . . . . . . . . . . .	5,566,000
Oracle Corp.
2.63%, 02/15/2023 . . . . . . . . . . . . . . . . .	3,926,000
3.63%, 07/15/2023 . . . . . . . . . . . . . . . . .	3,416,000
2.40%, 09/15/2023 . . . . . . . . . . . . . . . . .	8,567,000
salesforce.com, inc., 3.25%, 04/11/2023 .	3,254,000
Specialty Retail-0.80%
AutoZone, Inc., 3.13%, 07/15/2023. . . . . .	2,171,000
Home Depot, Inc. (The), 2.70%,
04/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,211,000
Lowe's Cos., Inc., 3.88%, 09/15/2023 . . . .	1,698,000
TJX Cos., Inc. (The), 2.50%, 05/15/2023 .	1,745,000
Technology Hardware, Storage & Peripherals-2.91%
Apple, Inc.
2.40%, 01/13/2023 . . . . . . . . . . . . . . . . .	2,460,000
2.85%, 02/23/2023 . . . . . . . . . . . . . . . . .	5,031,000
2.40%, 05/03/2023 . . . . . . . . . . . . . . . . .	18,923,000

1,813,593

1,832,621

3,191,271

1,722,468

5,003,592

1,617,851

15,181,396

4,287,470

3,957,741

5,759,561

6,026,969

4,065,572

3,669,145

8,846,878

3,431,209

40,044,545

2,279,902

3,341,246

1,834,960

1,799,650

9,255,758

2,538,871

5,252,505

19,548,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Hewlett Packard Enterprise Co., 2.25%,
04/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	$ 2,772,000	$2,825,473
Seagate HDD Cayman, 4.75%,
06/01/2023 . . . . . . . . . . . . . . . . . . . . . . . .	3,125,000	3,302,146
		33,467,242
Textiles, Apparel & Luxury Goods-0.14%

Shares

Money Market Funds-0.12%

Invesco Premier U.S. Government Money

Portfolio, Institutional Class, 1.46%(d)

(Cost $1,379,396) . . . . . . . . . . . . . . . . . . . 1,379,396

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-99.22%

(Cost $1,100,848,090) . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Value

$1,379,396

1,142,432,133

NIKE, Inc., 2.25%, 05/01/2023 . . . . . . . . . .	1,586,000
Tobacco-0.67%
Philip Morris International, Inc.
2.63%, 03/06/2023 . . . . . . . . . . . . . . . . .	1,789,000
2.13%, 05/10/2023 . . . . . . . . . . . . . . . . .	2,122,000
3.60%, 11/15/2023 . . . . . . . . . . . . . . . . .	1,701,000
Reynolds American, Inc. (United Kingdom),
4.85%, 09/15/2023 . . . . . . . . . . . . . . . . .	1,668,000
Trading Companies & Distributors-1.31%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.30%, 01/23/2023 . . . . . . . . . . . . . . . . .	4,452,000
4.13%, 07/03/2023 . . . . . . . . . . . . . . . . .	4,001,000
Air Lease Corp.
2.75%, 01/15/2023 . . . . . . . . . . . . . . . . .	2,030,000
3.88%, 07/03/2023 . . . . . . . . . . . . . . . . .	1,566,000
3.00%, 09/15/2023 . . . . . . . . . . . . . . . . .	2,471,000
Wireless Telecommunication Services-0.46%
Rogers Communications, Inc. (Canada)
3.00%, 03/15/2023 . . . . . . . . . . . . . . . . .	1,725,000
4.10%, 10/01/2023 . . . . . . . . . . . . . . . . .	3,161,000
Vodafone Group PLC (United Kingdom),
2.95%, 02/19/2023 . . . . . . . . . . . . . . . . .	14,000

1,636,335

1,852,870

2,158,489

1,830,552

1,850,804

7,692,715

4,618,038

4,259,215

2,066,046

1,654,412

2,549,430

15,147,141

1,802,417

3,439,387

14,545

5,256,349

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.04%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . .	347,335
Invesco Liquid Assets Portfolio,
Institutional Class, 1.64%(d)(e) . . . . . . . . . .	115,720

Total Investments Purchased with Cash Collateral from Securities on Loan

(Cost $463,102) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

TOTAL INVESTMENTS IN SECURITIES-99.26%

(Cost $1,101,311,192) . . . . . . . . . . . . . . . . . . . . . . . . . . . .

OTHER ASSETS LESS LIABILITIES-0.74% . . . . . . . . . . . . . . .

NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

347,335

115,778

463,113

1,142,895,246

8,539,694

$1,151,434,940

Total U.S. Dollar Denominated Bonds & Notes
(Cost $1,099,468,694) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,141,052,737

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $1,943,932, which represented less than 1% of the Fund's Net Assets.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	29.52
Health Care	11.51

Energy	9.27
Information Technology	9.18

Consumer Staples	8.54
Consumer Discretionary	8.51

Industrials	7.89
Communication Services	5.53

Real Estate	4.68
Utilities	3.24

Materials	1.23
Money Market Funds Plus Other Assets
Less Liabilities	0.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.81%
Aerospace & Defense-1.40%
Arconic, Inc., 5.13%, 10/01/2024 . . . . . . . . .	$ 4,377,000	$4,699,563
General Dynamics Corp., 2.38%,
11/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,739,000	1,803,868
Rockwell Collins, Inc., 3.20%, 03/15/2024 . .	3,374,000	3,591,082
United Technologies Corp., 2.80%,
05/04/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,814,000	2,992,189
		13,086,702
Air Freight & Logistics-0.49%
FedEx Corp., 4.00%, 01/15/2024 . . . . . . . . . .	2,525,000	2,733,776
United Parcel Service, Inc., 2.80%,
11/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,759,000	1,862,672
		4,596,448
Airlines-0.19%
Delta Air Lines, Inc., 2.90%, 10/28/2024 . . .	1,744,000	1,775,170
Auto Components-0.58%
Aptiv PLC, 4.15%, 03/15/2024. . . . . . . . . . . .	2,507,000	2,735,939
Magna International, Inc. (Canada), 3.63%,
06/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,462,000	2,677,619
		5,413,558
Automobiles-2.43%
American Honda Finance Corp.
2.90%, 02/16/2024 . . . . . . . . . . . . . . . . . . .	1,128,000	1,186,212
2.40%, 06/27/2024 . . . . . . . . . . . . . . . . . . .	2,213,000	2,285,881
2.15%, 09/10/2024 . . . . . . . . . . . . . . . . . . .	2,534,000	2,591,396
Ford Motor Credit Co. LLC
3.81%, 01/09/2024 . . . . . . . . . . . . . . . . . . .	2,400,000	2,429,008
3.66%, 09/08/2024 . . . . . . . . . . . . . . . . . . .	2,600,000	2,597,519
General Motors Financial Co., Inc.
3.95%, 04/13/2024 . . . . . . . . . . . . . . . . . . .	4,184,000	4,418,370
3.50%, 11/07/2024 . . . . . . . . . . . . . . . . . . .	2,477,000	2,571,691
Toyota Motor Corp. (Japan), 2.36%,
07/02/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,306,000	2,391,989
Toyota Motor Credit Corp., 2.90%,
04/17/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,065,000	2,186,386
		22,658,452
Banks-16.58%
Bank of America Corp.
4.13%, 01/22/2024 . . . . . . . . . . . . . . . . . . .	8,662,000	9,387,537
4.00%, 04/01/2024 . . . . . . . . . . . . . . . . . . .	8,202,000	8,933,591
4.20%, 08/26/2024 . . . . . . . . . . . . . . . . . . .	10,843,000	11,862,643
Barclays Bank PLC (United Kingdom), 3.75%,
05/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,300,000	2,466,289
Barclays PLC (United Kingdom), 4.38%,
09/11/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,000,000	3,191,484
BBVA USA, 2.50%, 08/27/2024 . . . . . . . . . . .	2,750,000	2,819,950
BNP Paribas S.A. (France), 4.25%,
10/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,400,000	2,616,162
BPCE S.A. (France), 4.00%, 04/15/2024. . . .	3,450,000	3,737,909
CIT Group, Inc., 4.75%, 02/16/2024 . . . . . . .	654,000	695,692
Citigroup, Inc.
3.75%, 06/16/2024 . . . . . . . . . . . . . . . . . . .	2,208,000	2,384,735
4.00%, 08/05/2024 . . . . . . . . . . . . . . . . . . .	2,841,000	3,084,546
	Principal
	Amount	Value
Banks-(continued)
Deutsche Bank AG (Germany), 3.70%,
05/30/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 3,800,000	$ 3,951,019
Fifth Third Bancorp, 4.30%, 01/16/2024 . . .	2,568,000	2,787,059
HSBC Holdings PLC (United Kingdom),
4.25%, 03/14/2024 . . . . . . . . . . . . . . . . . . .	4,550,000	4,874,299
HSBC USA, Inc., 3.50%, 06/23/2024 . . . . . . .	3,300,000	3,564,147
JPMorgan Chase & Co.
3.88%, 02/01/2024 . . . . . . . . . . . . . . . . . . .	5,318,000	5,759,088
3.63%, 05/13/2024 . . . . . . . . . . . . . . . . . . .	7,007,000	7,603,780
3.88%, 09/10/2024 . . . . . . . . . . . . . . . . . . .	10,846,000	11,750,957
Lloyds Banking Group PLC (United Kingdom),
4.50%, 11/04/2024 . . . . . . . . . . . . . . . . . . .	2,600,000	2,821,706
Mitsubishi UFJ Financial Group, Inc. (Japan),
2.80%, 07/18/2024 . . . . . . . . . . . . . . . . . . .	3,001,000	3,137,464
PNC Bank N.A., 3.30%, 10/30/2024 . . . . . . .	2,555,000	2,751,009
PNC Financial Services Group, Inc. (The),
3.90%, 04/29/2024 . . . . . . . . . . . . . . . . . . .	2,785,000	3,013,697
Royal Bank of Scotland Group PLC (The)
(United Kingdom), 5.13%, 05/28/2024 . . .	6,100,000	6,682,023
Santander UK PLC (United Kingdom), 4.00%,
03/13/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,433,000	3,724,700
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024 . . . . . . . . . . . . . . . . . . .	2,152,000	2,331,939
3.40%, 07/11/2024 . . . . . . . . . . . . . . . . . . .	2,253,000	2,422,126
Sumitomo Mitsui Financial Group, Inc.
(Japan)
2.70%, 07/16/2024 . . . . . . . . . . . . . . . . . . .	6,100,000	6,346,636
2.45%, 09/27/2024 . . . . . . . . . . . . . . . . . . .	3,000,000	3,087,787
Truist Bank, 2.15%, 12/06/2024 . . . . . . . . . .	4,000,000	4,098,312
Truist Financial Corp., 2.85%, 10/26/2024 . .	3,732,000	3,913,179
U.S. Bancorp, 3.60%, 09/11/2024 . . . . . . . . .	3,807,000	4,138,180
US Bancorp, 3.70%, 01/30/2024 . . . . . . . . . .	2,482,000	2,688,028
Wells Fargo & Co.
4.48%, 01/16/2024 . . . . . . . . . . . . . . . . . . .	3,085,000	3,379,697
3.30%, 09/09/2024 . . . . . . . . . . . . . . . . . . .	7,887,000	8,436,145
		154,443,515
Beverages-1.83%
Anheuser-Busch InBev Finance, Inc.
(Belgium), 3.70%, 02/01/2024 . . . . . . . . . .	4,097,000	4,423,056
Anheuser-Busch InBev Worldwide, Inc.
(Belgium), 3.50%, 01/12/2024 . . . . . . . . . .	4,929,000	5,294,441
Coca-Cola Co. (The), 1.75%, 09/06/2024 . . .	2,527,000	2,569,110
PepsiCo, Inc., 3.60%, 03/01/2024 . . . . . . . . .	4,442,000	4,799,318
		17,085,925
Biotechnology-1.30%
Amgen, Inc., 3.63%, 05/22/2024 . . . . . . . . . .	5,209,000	5,629,901
Gilead Sciences, Inc., 3.70%, 04/01/2024 . . .	6,061,000	6,511,328
		12,141,229
Capital Markets-8.35%
Ameriprise Financial, Inc., 3.70%,
10/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,969,000	2,165,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Capital Markets-(continued)
Bank of New York Mellon Corp. (The)
3.40%, 05/15/2024 . . . . . . . . . . . . . . . . . . .	$ 1,699,000	$ 1,822,640
3.25%, 09/11/2024 . . . . . . . . . . . . . . . . . . .	1,915,000	2,062,564
2.10%, 10/24/2024 . . . . . . . . . . . . . . . . . . .	3,264,000	3,354,465
Series 12, 3.65%, 02/04/2024 . . . . . . . . . .	3,029,000	3,266,729
BlackRock, Inc., 3.50%, 03/18/2024 . . . . . . .	3,960,000	4,277,062
Credit Suisse AG (Switzerland), 3.63%,
09/09/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	6,850,000	7,264,551
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024 . . . . . . . . . . . . . . . . . . .	10,579,000	11,509,281
3.85%, 07/08/2024 . . . . . . . . . . . . . . . . . . .	7,894,000	8,532,407
Moody's Corp., 4.88%, 02/15/2024 . . . . . . . .	1,639,000	1,827,780
Morgan Stanley
3.70%, 10/23/2024 . . . . . . . . . . . . . . . . . . .	10,795,000	11,711,201
Series F, 3.88%, 04/29/2024 . . . . . . . . . . .	10,908,000	11,850,559
Nasdaq, Inc., 4.25%, 06/01/2024. . . . . . . . . .	2,008,000	2,201,985
State Street Corp., 3.30%, 12/16/2024 . . . .	3,725,000	4,033,325
Stifel Financial Corp., 4.25%, 07/18/2024. . .	1,735,000	1,908,093
		77,788,312
Chemicals-1.12%
Dow Chemical Co. (The), 3.50%,
10/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,130,000	3,380,456
LyondellBasell Industries N.V., 5.75%,
04/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,150,000	2,467,082
Nutrien Ltd. (Canada), 3.63%, 03/15/2024 .	2,553,000	2,745,625
Sherwin-Williams Co. (The), 3.13%,
06/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,765,000	1,877,335
		10,470,498
Communications Equipment-0.91%
	Principal
	Amount	Value
Diversified Financial Services-(continued)
MidAmerican Energy Co., 3.50%,
10/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 1,904,000	$ 2,059,572
ORIX Corp. (Japan), 3.25%, 12/04/2024 . . .	3,036,000	3,252,823
		8,136,972
Diversified Telecommunication Services-2.73%
AT&T, Inc.
3.80%, 03/01/2024 . . . . . . . . . . . . . . . . . . .	2,458,000	2,654,083
3.90%, 03/11/2024 . . . . . . . . . . . . . . . . . . .	3,315,000	3,600,210
4.45%, 04/01/2024 . . . . . . . . . . . . . . . . . . .	4,002,000	4,413,603
3.55%, 06/01/2024 . . . . . . . . . . . . . . . . . . .	2,438,000	2,602,543
Verizon Communications, Inc.
4.15%, 03/15/2024 . . . . . . . . . . . . . . . . . . .	3,046,000	3,335,651
3.50%, 11/01/2024 . . . . . . . . . . . . . . . . . . .	8,150,000	8,829,064
		25,435,154
Electric Utilities-1.36%
Avangrid, Inc., 3.15%, 12/01/2024 . . . . . . . .	1,945,000	2,064,097
Duke Energy Corp., 3.75%, 04/15/2024 . . . .	3,419,000	3,676,436
Evergy, Inc., 2.45%, 09/15/2024 . . . . . . . . . .	2,630,000	2,708,606
Florida Power & Light Co., 3.25%,
06/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,913,000	2,052,557
Interstate Power and Light Co., 3.25%,
12/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,025,000	2,160,008
		12,661,704
Electronic Equipment, Instruments & Components-0.66%
Arrow Electronics, Inc., 3.25%, 09/08/2024 .	1,939,000	2,005,463
Ingram Micro, Inc., 5.45%, 12/15/2024. . . . .	1,769,000	1,844,130
Keysight Technologies, Inc., 4.55%,
10/30/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,036,000	2,276,951
Cisco Systems, Inc., 3.63%, 03/04/2024. . . .	3,590,000	3,911,066
Juniper Networks, Inc., 4.50%, 03/15/2024.	1,982,000	2,189,230
Motorola Solutions, Inc., 4.00%,
09/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,177,000	2,361,148
		8,461,444
Construction & Engineering-0.20%
Fluor Corp., 3.50%, 12/15/2024 . . . . . . . . . .	1,917,000	1,858,170
Consumer Finance-2.05%
Ally Financial, Inc., 5.13%, 09/30/2024. . . . .	903,000	1,000,664
American Express Co.
3.00%, 10/30/2024 . . . . . . . . . . . . . . . . . . .	5,871,000	6,214,759
3.63%, 12/05/2024 . . . . . . . . . . . . . . . . . . .	2,002,000	2,181,124
Capital One Financial Corp., 3.75%,
04/24/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,695,000	2,895,995
Discover Financial Services, 3.95%,
11/06/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,947,000	2,109,081
Synchrony Financial, 4.25%, 08/15/2024 . . .	4,404,000	4,738,220
		19,139,843
Containers & Packaging-0.29%
International Paper Co., 3.65%,
06/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,531,000	2,734,042
Diversified Financial Services-0.87%
Brookfield Finance, Inc. (Canada), 4.00%,
04/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,591,000	2,824,577
		6,126,544
Equity REITs-2.98%
American Tower Corp., 5.00%, 02/15/2024 .	3,374,000	3,787,951
Boston Properties L.P., 3.80%, 02/01/2024 .	2,866,000	3,095,050
Brixmor Operating Partnership L.P., 3.65%,
06/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,075,000	2,232,034
Crown Castle International Corp., 3.20%,
09/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,329,000	2,465,092
CyrusOne L.P./CyrusOne Finance Corp.,
2.90%, 11/15/2024 . . . . . . . . . . . . . . . . . . .	1,965,000	1,995,015
Healthpeak Properties, Inc., 3.88%,
08/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,892,000	3,149,781
Simon Property Group L.P.
3.75%, 02/01/2024 . . . . . . . . . . . . . . . . . . .	2,415,000	2,600,324
2.00%, 09/13/2024 . . . . . . . . . . . . . . . . . . .	1,100,000	1,117,600
3.38%, 10/01/2024 . . . . . . . . . . . . . . . . . . .	3,118,000	3,349,358
VEREIT Operating Partnership L.P., 4.60%,
02/06/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,690,000	1,860,544
WP Carey, Inc., 4.60%, 04/01/2024. . . . . . . .	1,902,000	2,081,153
		27,733,902
Food & Staples Retailing-2.50%
Costco Wholesale Corp., 2.75%,
05/18/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,938,000	4,166,036
Kroger Co. (The), 4.00%, 02/01/2024. . . . . .	1,942,000	2,109,312
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	7,168,000	7,653,943

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Food & Staples Retailing-(continued)
Walmart, Inc.
3.30%, 04/22/2024 . . . . . . . . . . . . . . . . . . .	$ 5,368,000	$ 5,779,350
2.65%, 12/15/2024 . . . . . . . . . . . . . . . . . . .	3,408,000	3,601,210
		23,309,851
Food Products-1.36%
Bunge Ltd. Finance Corp., 4.35%,
03/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,056,000	2,218,882
General Mills, Inc., 3.65%, 02/15/2024 . . . . .	1,747,000	1,873,955
McCormick & Co., Inc., 3.15%, 08/15/2024 .	1,998,000	2,130,797
Mondelez International, Inc., 4.00%,
02/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,003,000	2,178,418
Tyson Foods, Inc., 3.95%, 08/15/2024 . . . . .	3,875,000	4,232,602
		12,634,654
Gas Utilities-0.23%
Southern California Gas Co., 3.15%,
09/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,973,000	2,115,063
Health Care Equipment & Supplies-1.84%
Becton, Dickinson and Co.
3.36%, 06/06/2024 . . . . . . . . . . . . . . . . . . .	6,035,000	6,402,268
3.73%, 12/15/2024 . . . . . . . . . . . . . . . . . . .	5,078,000	5,503,086
Medtronic, Inc., 3.63%, 03/15/2024 . . . . . . .	2,959,000	3,197,207
Stryker Corp., 3.38%, 05/15/2024(b) . . . . . . .	1,922,000	2,047,681
		17,150,242
Health Care Providers & Services-3.61%
Aetna, Inc., 3.50%, 11/15/2024. . . . . . . . . . .	2,558,000	2,740,657
AmerisourceBergen Corp., 3.40%,
05/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,749,000	1,860,702
Anthem, Inc.
3.50%, 08/15/2024 . . . . . . . . . . . . . . . . . . .	2,841,000	3,037,746
3.35%, 12/01/2024 . . . . . . . . . . . . . . . . . . .	3,361,000	3,581,117
Cardinal Health, Inc., 3.08%, 06/15/2024 . . .	2,558,000	2,669,668
CommonSpirit Health, 2.76%, 10/01/2024. .	2,617,000	2,729,222
CVS Health Corp., 3.38%, 08/12/2024 . . . . .	1,916,000	2,033,899
HCA, Inc., 5.00%, 03/15/2024 . . . . . . . . . . . .	6,212,000	6,909,696
Humana, Inc., 3.85%, 10/01/2024. . . . . . . . .	1,927,000	2,088,931
Laboratory Corp. of America Holdings,
3.25%, 09/01/2024 . . . . . . . . . . . . . . . . . . .	1,946,000	2,065,370
McKesson Corp., 3.80%, 03/15/2024 . . . . . .	3,608,000	3,882,629
		33,599,637
Hotels, Restaurants & Leisure-0.19%
McDonald's Corp., 3.25%, 06/10/2024 . . . . .	1,668,000	1,789,969
Household Durables-0.24%
Lennar Corp., 4.50%, 04/30/2024 . . . . . . . . .	2,055,000	2,186,859
Household Products-0.40%
Clorox Co. (The), 3.50%, 12/15/2024 . . . . . .	1,757,000	1,918,309
Colgate-Palmolive Co., 3.25%, 03/15/2024 .	1,661,000	1,800,239
		3,718,548
Industrial Conglomerates-0.54%
General Electric Co.
3.38%, 03/11/2024 . . . . . . . . . . . . . . . . . . .	2,739,000	2,898,517
3.45%, 05/15/2024 . . . . . . . . . . . . . . . . . . .	1,973,000	2,089,830
		4,988,347
Insurance-3.22%
Aflac, Inc., 3.63%, 11/15/2024 . . . . . . . . . . .	2,864,000	3,125,432
	Principal
	Amount	Value
Insurance-(continued)
American International Group, Inc., 4.13%,
02/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 4,080,000	$ 4,443,414
Aon PLC, 3.50%, 06/14/2024. . . . . . . . . . . . .	2,460,000	2,635,682
Assured Guaranty US Holdings, Inc., 5.00%,
07/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,779,000	2,024,394
Brown & Brown, Inc., 4.20%, 09/15/2024. . .	1,918,000	2,086,677
Chubb INA Holdings, Inc., 3.35%,
05/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,579,000	2,781,557
CNA Financial Corp., 3.95%, 05/15/2024 . . .	1,761,000	1,911,840
Marsh & McLennan Cos., Inc., 3.50%,
06/03/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,925,000	2,059,379
MetLife, Inc., 3.60%, 04/10/2024 . . . . . . . . .	3,419,000	3,732,254
Prudential Financial, Inc., 3.50%,
05/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,803,000	3,023,764
Willis North America, Inc., 3.60%,
05/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,020,000	2,177,040
		30,001,433
Interactive Media & Services-0.37%
Alphabet, Inc., 3.38%, 02/25/2024 . . . . . . . .	3,165,000	3,424,085
Internet & Direct Marketing Retail-2.12%
Amazon.com, Inc.
2.80%, 08/22/2024 . . . . . . . . . . . . . . . . . . .	7,350,000	7,754,378
3.80%, 12/05/2024 . . . . . . . . . . . . . . . . . . .	4,641,000	5,109,326
eBay, Inc., 3.45%, 08/01/2024. . . . . . . . . . . .	2,737,000	2,906,510
Expedia Group, Inc., 4.50%, 08/15/2024. . . .	1,553,000	1,694,937
QVC, Inc., 4.85%, 04/01/2024 . . . . . . . . . . . .	2,192,000	2,301,177
		19,766,328
IT Services-1.74%
DXC Technology Co., 4.25%, 04/15/2024. . .	1,781,000	1,912,109
Fidelity National Information Services, Inc.,
3.88%, 06/05/2024 . . . . . . . . . . . . . . . . . . .	1,559,000	1,696,316
Fiserv, Inc., 2.75%, 07/01/2024 . . . . . . . . . . .	3,113,000	3,248,484
International Business Machines Corp.,
3.63%, 02/12/2024 . . . . . . . . . . . . . . . . . . .	5,200,000	5,612,886
Mastercard, Inc., 3.38%, 04/01/2024 . . . . . .	3,443,000	3,732,552
		16,202,347
Life Sciences Tools & Services-0.45%
Thermo Fisher Scientific, Inc., 4.15%,
02/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,810,000	4,158,039
Machinery-2.41%
Caterpillar Financial Services Corp., 3.25%,
12/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,055,000	2,214,349
Caterpillar, Inc., 3.40%, 05/15/2024 . . . . . . .	3,683,000	3,956,255
CNH Industrial Capital LLC, 4.20%,
01/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,737,000	1,895,909
Illinois Tool Works, Inc., 3.50%, 03/01/2024.	2,835,000	3,073,468
Ingersoll-Rand Luxembourg Finance S.A.,
3.55%, 11/01/2024 . . . . . . . . . . . . . . . . . . .	1,758,000	1,900,227
John Deere Capital Corp.
3.35%, 06/12/2024 . . . . . . . . . . . . . . . . . . .	1,776,000	1,911,569
2.65%, 06/24/2024 . . . . . . . . . . . . . . . . . . .	2,240,000	2,359,377
Parker-Hannifin Corp., 3.30%, 11/21/2024 .	1,682,000	1,803,708
Westinghouse Air Brake Technologies Corp.,
4.40%, 03/15/2024 . . . . . . . . . . . . . . . . . . .	3,084,000	3,344,097
		22,458,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Media-2.65%
Charter Communications Operating LLC/
Charter Communications Operating Capital
Corp., 4.50%, 02/01/2024 . . . . . . . . . . . . .	$ 3,514,000	$ 3,838,738
Comcast Corp.
3.00%, 02/01/2024 . . . . . . . . . . . . . . . . . . .	4,480,000	4,734,721
3.60%, 03/01/2024 . . . . . . . . . . . . . . . . . . .	3,830,000	4,137,617
Interpublic Group of Cos., Inc. (The), 4.20%,
04/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,209,000	2,435,706
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.65%, 11/01/2024 . . . . . . . . . . . . . . . . . . .	2,676,000	2,889,089
Viacom, Inc., 3.88%, 04/01/2024. . . . . . . . . .	1,755,000	1,888,643
ViacomCBS, Inc., 3.70%, 08/15/2024 . . . . . .	1,986,000	2,133,558
WPP Finance 2010 (United Kingdom),
3.75%, 09/19/2024 . . . . . . . . . . . . . . . . . . .	2,442,000	2,659,104
		24,717,176
Metals & Mining-0.28%
ArcelorMittal S.A. (Luxembourg), 3.60%,
07/16/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,530,000	2,626,845
Multiline Retail-0.69%
Macy's Retail Holdings, Inc., 3.63%,
06/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,982,000	2,012,835
Target Corp., 3.50%, 07/01/2024 . . . . . . . . .	3,976,000	4,367,385
		6,380,220
Multi-Utilities-0.46%
Dominion Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 . . . . . . . . . . . . . . . . . . .	2,101,000	2,168,267
Sempra Energy, 3.55%, 06/15/2024 . . . . . . .	1,980,000	2,120,306
		4,288,573
Oil, Gas & Consumable Fuels-11.92%
Boardwalk Pipelines L.P., 4.95%,
12/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,023,000	2,215,332
BP Capital Markets PLC (United Kingdom)
3.81%, 02/10/2024 . . . . . . . . . . . . . . . . . . .	4,842,000	5,234,300
3.54%, 11/04/2024 . . . . . . . . . . . . . . . . . . .	2,885,000	3,131,308
Canadian Natural Resources Ltd. (Canada),
3.80%, 04/15/2024 . . . . . . . . . . . . . . . . . . .	1,899,000	2,011,061
Cheniere Corpus Christi Holdings LLC,
7.00%, 06/30/2024 . . . . . . . . . . . . . . . . . . .	2,651,000	3,039,446
Chevron Corp., 2.90%, 03/03/2024. . . . . . . .	3,621,000	3,801,603
Cimarex Energy Co., 4.38%, 06/01/2024 . . .	2,766,000	2,936,559
Continental Resources, Inc., 3.80%,
06/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,597,000	3,663,220
Diamondback Energy, Inc., 2.88%,
12/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,332,000	3,403,402
Enable Midstream Partners L.P., 3.90%,
05/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,228,000	2,273,480
Enbridge, Inc. (Canada), 3.50%,
06/10/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,796,000	1,904,071
EnLink Midstream Partners L.P., 4.40%,
04/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,992,000	1,823,118
Enterprise Products Operating LLC, 3.90%,
02/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,362,000	3,620,756
EQM Midstream Partners L.P., 4.00%,
08/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,945,000	1,733,481
Equinor ASA (Norway), 3.70%, 03/01/2024.	3,918,000	4,250,886
Exxon Mobil Corp., 3.18%, 03/15/2024 . . . . .	3,925,000	4,161,287
	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Husky Energy, Inc. (Canada), 4.00%,
04/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 2,840,000	$ 3,036,278
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024 . . . . . . . . . . . . . . . . . . .	2,492,000	2,685,189
4.30%, 05/01/2024 . . . . . . . . . . . . . . . . . . .	2,225,000	2,412,870
4.25%, 09/01/2024 . . . . . . . . . . . . . . . . . . .	2,469,000	2,683,196
Marathon Petroleum Corp., 3.63%,
09/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,725,000	2,903,454
MPLX L.P., 4.88%, 12/01/2024 . . . . . . . . . . .	3,988,000	4,426,856
Newfield Exploration Co., 5.63%,
07/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,430,000	3,736,944
Noble Energy, Inc., 3.90%, 11/15/2024 . . . .	2,311,000	2,460,238
Occidental Petroleum Corp., 6.95%,
07/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,316,000	2,728,586
Plains All American Pipeline L.P./PAA
Finance Corp., 3.60%, 11/01/2024 . . . . . .	2,558,000	2,647,910
Sabine Pass Liquefaction LLC, 5.75%,
05/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,900,000	5,514,865
Spectra Energy Partners L.P., 4.75%,
03/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,450,000	3,824,331
Suncor Energy, Inc. (Canada), 3.60%,
12/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,783,000	3,010,538
Sunoco Logistics Partners Operations L.P.,
4.25%, 04/01/2024 . . . . . . . . . . . . . . . . . . .	1,792,000	1,919,366
Total Capital International S.A. (France)
3.70%, 01/15/2024 . . . . . . . . . . . . . . . . . . .	3,624,000	3,913,223
3.75%, 04/10/2024 . . . . . . . . . . . . . . . . . . .	4,530,000	4,931,849
Williams Cos., Inc. (The)
4.30%, 03/04/2024 . . . . . . . . . . . . . . . . . . .	3,527,000	3,813,479
4.55%, 06/24/2024 . . . . . . . . . . . . . . . . . . .	4,776,000	5,217,023
		111,069,505
Paper & Forest Products-0.24%
Georgia-Pacific LLC, 8.00%, 01/15/2024. . . .	1,772,000	2,203,539
Personal Products-0.89%
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024 . . . . . . . . . . . . . . . . . . .	3,700,000	3,958,048
2.60%, 05/05/2024 . . . . . . . . . . . . . . . . . . .	4,103,000	4,312,087
		8,270,135
Pharmaceuticals-2.00%
Allergan Funding S.C.S., 3.85%,
06/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,851,000	3,092,705
Novartis Capital Corp. (Switzerland), 3.40%,
05/06/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	7,371,000	7,984,746
Perrigo Finance Unlimited Co., 3.90%,
12/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,300,000	2,462,571
Pfizer, Inc., 3.40%, 05/15/2024 . . . . . . . . . . .	3,107,000	3,361,778
Wyeth LLC, 6.45%, 02/01/2024. . . . . . . . . . .	1,462,000	1,735,325
		18,637,125
Professional Services-0.36%
Equifax, Inc., 2.60%, 12/01/2024 . . . . . . . . .	3,264,000	3,389,683
Road & Rail-0.77%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024 . . . . . . . . . . . . . . . . . . .	1,738,000	1,885,157
3.40%, 09/01/2024 . . . . . . . . . . . . . . . . . . .	2,771,000	3,004,587
CSX Corp., 3.40%, 08/01/2024 . . . . . . . . . . .	2,163,000	2,316,261
		7,206,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Semiconductors & Semiconductor Equipment-3.05%
Broadcom Corp./Broadcom Cayman Finance
Ltd., 3.63%, 01/15/2024. . . . . . . . . . . . . . .	$ 9,473,000	$ 9,949,569
Intel Corp., 2.88%, 05/11/2024 . . . . . . . . . . .	4,464,000	4,695,449
KLA Corp., 4.65%, 11/01/2024 . . . . . . . . . . .	4,496,000	5,078,327
QUALCOMM, Inc., 2.90%, 05/20/2024 . . . . .	5,375,000	5,660,882
Xilinx, Inc., 2.95%, 06/01/2024 . . . . . . . . . . .	2,892,000	3,035,023
		28,419,250
Software-2.58%
Microsoft Corp., 2.88%, 02/06/2024 . . . . . . .	8,073,000	8,524,786
Oracle Corp.
3.40%, 07/08/2024 . . . . . . . . . . . . . . . . . . .	7,167,000	7,693,626
2.95%, 11/15/2024 . . . . . . . . . . . . . . . . . . .	7,362,000	7,820,740
		24,039,152
Specialty Retail-0.46%
Home Depot, Inc. (The), 3.75%,
02/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,948,000	4,314,094
Technology Hardware, Storage & Peripherals-3.07%
Apple, Inc.
3.00%, 02/09/2024 . . . . . . . . . . . . . . . . . . .	6,811,000	7,224,907
3.45%, 05/06/2024 . . . . . . . . . . . . . . . . . . .	9,129,000	9,889,662
2.85%, 05/11/2024 . . . . . . . . . . . . . . . . . . .	6,516,000	6,883,286
1.80%, 09/11/2024 . . . . . . . . . . . . . . . . . . .	2,553,000	2,589,566
Seagate HDD Cayman, 4.88%,
03/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,930,000	2,045,723
		28,633,144
Tobacco-0.90%
Altria Group, Inc., 4.00%, 01/31/2024 . . . . .	4,937,000	5,335,117
Philip Morris International, Inc., 3.25%,
11/10/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,854,000	3,039,900
		8,375,017
Trading Companies & Distributors-0.22%
Air Lease Corp., 4.25%, 09/15/2024 . . . . . . .	1,912,000	2,055,527

Investment Abbreviations:

REIT -Real Estate Investment Trust

Principal
Amount
Wireless Telecommunication Services-0.73%
Vodafone Group PLC (United Kingdom),
3.75%, 01/16/2024 . . . . . . . . . . . . . . . . . . .	$ 6,357,000
Total U.S. Dollar Denominated Bonds & Notes
(Cost $882,367,460). . . . . . . . . . . . . . . . . .	. . . . . . . . . . . .
Shares
Money Market Funds-0.26%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(c)
(Cost $2,421,177). . . . . . . . . . . . . . . . . . . . .	2,421,177

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-99.07%

(Cost $884,788,637). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.23%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(c)(d) . . . . . . . . . . .	1,566,514
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(c)(d) . . . . . . . . . . . . . . . . . . . . . .	559,250

Total Investments Purchased with Cash Collateral from Securities on Loan

(Cost $2,125,994) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

TOTAL INVESTMENTS IN SECURITIES-99.30%

(Cost $886,914,631). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

OTHER ASSETS LESS LIABILITIES-0.70% . . . . . . . . . . . . . . . . .

NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Value

$6,839,111

920,716,046

2,421,177

923,137,223

1,566,514

559,530

2,126,044

925,263,267

6,532,883

$931,796,150

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	31.07
Information Technology	12.01

Energy	11.92
Health Care	9.20

Consumer Staples	7.88
Consumer Discretionary	6.71

Industrials	6.58
Communication Services	6.48

Sector Types Each Less Than 3%	6.96
Money Market Funds Plus Other Assets
Less Liabilities	1.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.81%
Aerospace & Defense-2.13%
General Dynamics Corp., 3.50%, 05/15/2025 . $1,229,000		$1,350,828
L3Harris Technologies, Inc., 3.83%,
04/27/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	933,000	1,028,525
Lockheed Martin Corp., 2.90%, 03/01/2025 . .	1,168,000	1,247,061
Northrop Grumman Corp., 2.93%,
01/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,229,000	2,363,865
Precision Castparts Corp., 3.25%,
06/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,341,000	1,438,700
United Technologies Corp., 3.95%,
08/16/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,622,000	2,935,957
		10,364,936
Air Freight & Logistics-0.21%
FedEx Corp., 3.20%, 02/01/2025 . . . . . . . . . . .	958,000	1,019,576
Auto Components-0.48%
BorgWarner, Inc., 3.38%, 03/15/2025. . . . . . .	1,178,000	1,255,234
Magna International, Inc. (Canada), 4.15%,
10/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	947,000	1,063,003
		2,318,237
Automobiles-2.80%
Ford Motor Credit Co. LLC
4.69%, 06/09/2025 . . . . . . . . . . . . . . . . . . . .	2,200,000	2,284,063
4.13%, 08/04/2025 . . . . . . . . . . . . . . . . . . . .	2,000,000	2,031,288
General Motors Co., 4.00%, 04/01/2025 . . . . .	906,000	956,879
General Motors Financial Co., Inc.
4.00%, 01/15/2025 . . . . . . . . . . . . . . . . . . . .	1,808,000	1,918,382
2.90%, 02/26/2025 . . . . . . . . . . . . . . . . . . . .	2,084,000	2,106,345
4.35%, 04/09/2025 . . . . . . . . . . . . . . . . . . . .	2,048,000	2,193,816
4.30%, 07/13/2025 . . . . . . . . . . . . . . . . . . . .	1,306,000	1,388,584
Toyota Motor Credit Corp., 3.40%,
04/14/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	665,000	727,586
		13,606,943
Banks-14.70%
Banco Santander S.A. (Spain), 5.18%,
11/19/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,600,000	1,823,183
Bank of America Corp.
4.00%, 01/22/2025 . . . . . . . . . . . . . . . . . . . .	4,347,000	4,745,287
3.88%, 08/01/2025 . . . . . . . . . . . . . . . . . . . .	3,057,000	3,387,185
Series L, 3.95%, 04/21/2025 . . . . . . . . . . . .	4,009,000	4,377,747
CIT Group, Inc., 5.25%, 03/07/2025. . . . . . . . .	483,000	531,099
Citigroup, Inc.
3.88%, 03/26/2025 . . . . . . . . . . . . . . . . . . . .	1,367,000	1,481,716
3.30%, 04/27/2025 . . . . . . . . . . . . . . . . . . . .	2,691,000	2,881,531
4.40%, 06/10/2025 . . . . . . . . . . . . . . . . . . . .	3,938,000	4,392,612
5.50%, 09/13/2025 . . . . . . . . . . . . . . . . . . . .	2,181,000	2,559,537
Citizens Financial Group, Inc., 4.30%,
12/03/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	958,000	1,070,242
Cooperatieve Rabobank U.A. (Netherlands),
4.38%, 08/04/2025 . . . . . . . . . . . . . . . . . . . .	2,050,000	2,274,010
Deutsche Bank AG (Germany), 4.50%,
04/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,100,000	2,105,956
Fifth Third Bancorp, 2.38%, 01/28/2025. . . . .	1,196,000	1,229,286
Fifth Third Bank, 3.95%, 07/28/2025. . . . . . . .	1,800,000	2,018,232
HSBC Holdings PLC (United Kingdom), 4.25%,
08/18/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,700,000	1,842,523
	Principal
	Amount	Value
Banks-(continued)
Huntington Bancshares, Inc., 4.00%,
05/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 661,000	$737,196
JPMorgan Chase & Co.
3.13%, 01/23/2025 . . . . . . . . . . . . . . . . . . . .	4,194,000	4,451,308
3.90%, 07/15/2025 . . . . . . . . . . . . . . . . . . . .	3,721,000	4,107,759
KeyBank N.A., 3.30%, 06/01/2025 . . . . . . . . .	1,000,000	1,083,410
Lloyds Bank PLC (United Kingdom), 3.50%,
05/14/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,809,000	1,951,129
Lloyds Banking Group PLC (United Kingdom),
4.58%, 12/10/2025 . . . . . . . . . . . . . . . . . . . .	2,200,000	2,405,174
Mitsubishi UFJ Financial Group, Inc. (Japan),
3.78%, 03/02/2025 . . . . . . . . . . . . . . . . . . . .	1,040,000	1,140,382
MUFG Americas Holdings Corp., 3.00%,
02/10/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	643,000	682,157
PNC Bank N.A., 3.25%, 06/01/2025 . . . . . . . .	1,500,000	1,612,452
Santander Holdings USA, Inc., 4.50%,
07/17/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,739,000	1,934,146
Sumitomo Mitsui Banking Corp. (Japan),
3.65%, 07/23/2025 . . . . . . . . . . . . . . . . . . . .	400,000	438,709
Truist Bank, 3.63%, 09/16/2025 . . . . . . . . . . .	1,900,000	2,082,135
Truist Financial Corp.
4.00%, 05/01/2025 . . . . . . . . . . . . . . . . . . . .	1,345,000	1,491,258
3.70%, 06/05/2025(b). . . . . . . . . . . . . . . . . . .	1,493,000	1,649,929
Wells Fargo & Co.
3.00%, 02/19/2025 . . . . . . . . . . . . . . . . . . . .	4,233,000	4,477,158
3.55%, 09/29/2025 . . . . . . . . . . . . . . . . . . . .	4,131,000	4,495,221
		71,459,669
Beverages-1.48%
Coca-Cola Co. (The), 2.88%, 10/27/2025 . . . .	3,107,000	3,358,285
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025 . .	749,000	806,072
PepsiCo, Inc.
2.75%, 04/30/2025 . . . . . . . . . . . . . . . . . . . .	1,633,000	1,731,279
3.50%, 07/17/2025 . . . . . . . . . . . . . . . . . . . .	1,175,000	1,286,479
		7,182,115
Biotechnology-3.42%
AbbVie, Inc., 3.60%, 05/14/2025 . . . . . . . . . . .	6,308,000	6,808,723
Amgen, Inc., 3.13%, 05/01/2025 . . . . . . . . . . .	1,732,000	1,857,200
Baxalta, Inc., 4.00%, 06/23/2025 . . . . . . . . . . .	1,636,000	1,810,798
Biogen, Inc., 4.05%, 09/15/2025 . . . . . . . . . . .	2,791,000	3,134,994
Gilead Sciences, Inc., 3.50%, 02/01/2025 . . . .	2,791,000	3,025,868
		16,637,583
Building Products-0.38%
Fortune Brands Home & Security, Inc., 4.00%,
06/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	758,000	833,906
Masco Corp., 4.45%, 04/01/2025. . . . . . . . . . .	902,000	1,005,638
		1,839,544
Capital Markets-6.78%
Ares Capital Corp., 4.25%, 03/01/2025. . . . . .	1,042,000	1,117,628
Bank of New York Mellon Corp. (The),
Series G, 3.00%, 02/24/2025 . . . . . . . . . . . .	1,094,000	1,163,987
Brookfield Asset Management, Inc. (Canada),
4.00%, 01/15/2025 . . . . . . . . . . . . . . . . . . . .	881,000	972,104
Charles Schwab Corp. (The), 3.85%,
05/21/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,199,000	1,335,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Capital Markets-(continued)
CME Group, Inc., 3.00%, 03/15/2025 . . . . . . .	$1,170,000	$ 1,246,749
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025 . . . . . . . . . . . . . . . . . . . .	4,424,000	4,724,185
3.75%, 05/22/2025 . . . . . . . . . . . . . . . . . . . .	3,498,000	3,788,854
4.25%, 10/21/2025 . . . . . . . . . . . . . . . . . . . .	3,380,000	3,694,270
Morgan Stanley
4.00%, 07/23/2025 . . . . . . . . . . . . . . . . . . . .	5,176,000	5,740,470
5.00%, 11/24/2025 . . . . . . . . . . . . . . . . . . . .	3,079,000	3,555,536
Northern Trust Corp., 3.95%, 10/30/2025 . . .	1,309,000	1,473,616
S&P Global, Inc., 4.00%, 06/15/2025. . . . . . . .	1,010,000	1,136,472
State Street Corp., 3.55%, 08/18/2025. . . . . .	1,932,000	2,129,722
TD Ameritrade Holding Corp., 3.63%,
04/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	782,000	855,158
		32,934,655
Chemicals-0.47%
Eastman Chemical Co., 3.80%, 03/15/2025 . .	1,453,000	1,584,883
Nutrien Ltd. (Canada), 3.38%, 03/15/2025. . .	665,000	710,523
		2,295,406
Commercial Services & Supplies-0.41%
Republic Services, Inc., 3.20%, 03/15/2025 . .	786,000	844,394
Waste Management, Inc., 3.13%,
03/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,070,000	1,141,223
		1,985,617
Communications Equipment-0.21%
Cisco Systems, Inc., 3.50%, 06/15/2025 . . . . .	933,000	1,026,709
Consumer Finance-1.87%
Ally Financial, Inc., 4.63%, 03/30/2025 . . . . . .	870,000	954,812
Capital One Financial Corp.
3.20%, 02/05/2025 . . . . . . . . . . . . . . . . . . . .	1,497,000	1,580,073
4.25%, 04/30/2025 . . . . . . . . . . . . . . . . . . . .	1,486,000	1,650,097
4.20%, 10/29/2025 . . . . . . . . . . . . . . . . . . . .	2,224,000	2,412,033
Discover Financial Services, 3.75%,
03/04/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	773,000	831,257
Synchrony Financial, 4.50%, 07/23/2025 . . . .	1,497,000	1,646,640
		9,074,912
Containers & Packaging-0.24%
WRKCo Inc., 3.75%, 03/15/2025 . . . . . . . . . . .	1,070,000	1,158,724
Diversified Financial Services-0.20%
National Rural Utilities Cooperative Finance
Corp., 2.85%, 01/27/2025. . . . . . . . . . . . . . .	902,000	959,322
Diversified Telecommunication Services-3.46%
AT&T, Inc.
3.95%, 01/15/2025 . . . . . . . . . . . . . . . . . . . .	1,592,000	1,741,088
3.40%, 05/15/2025 . . . . . . . . . . . . . . . . . . . .	8,331,000	8,880,286
Verizon Communications, Inc., 3.38%,
02/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,713,000	6,189,230
		16,810,604
Electric Utilities-1.07%
Duke Energy Progress LLC, 3.25%,
08/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	767,000	830,998
Exelon Corp., 3.95%, 06/15/2025 . . . . . . . . . .	1,468,000	1,620,524
Florida Power & Light Co., 3.13%,
12/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	447,000	486,141
	Principal
	Amount	Value
Electric Utilities-(continued)
Southern Power Co., 4.15%, 12/01/2025 . . . .	$ 958,000	$ 1,070,675
Xcel Energy, Inc., 3.30%, 06/01/2025 . . . . . . .	1,094,000	1,171,055
		5,179,393
Electrical Equipment-0.23%
Emerson Electric Co., 3.15%, 06/01/2025 . . .	1,048,000	1,133,018
Energy Equipment & Services-0.76%
Halliburton Co., 3.80%, 11/15/2025 . . . . . . . .	3,373,000	3,702,461
Entertainment-0.23%
TWDC Enterprises 18 Corp., 3.15%,
09/17/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,022,000	1,117,983
Equity REITs-4.09%
Alexandria Real Estate Equities, Inc., 3.45%,
04/30/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	875,000	947,946
American Tower Corp., 4.00%, 06/01/2025 . .	1,179,000	1,294,523
AvalonBay Communities, Inc., 3.45%,
06/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,004,000	1,098,421
Boston Properties L.P., 3.20%, 01/15/2025 . .	1,642,000	1,763,508
Brixmor Operating Partnership L.P., 3.85%,
02/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,203,000	1,305,424
Essex Portfolio L.P., 3.50%, 04/01/2025. . . . .	767,000	831,945
GLP Capital L.P./GLP Financing II, Inc., 5.25%,
06/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,218,000	1,366,157
Healthpeak Properties, Inc.
3.40%, 02/01/2025 . . . . . . . . . . . . . . . . . . . .	958,000	1,029,803
4.00%, 06/01/2025 . . . . . . . . . . . . . . . . . . . .	1,297,000	1,440,723
Host Hotels & Resorts L.P., Series E, 4.00%,
06/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	933,000	1,020,589
Kimco Realty Corp., 3.30%, 02/01/2025 . . . . .	665,000	713,322
Prologis L.P., 3.75%, 11/01/2025 . . . . . . . . . .	1,073,000	1,191,676
Realty Income Corp., 3.88%, 04/15/2025 . . . .	1,039,000	1,158,765
Simon Property Group L.P., 3.50%,
09/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	773,000	840,207
SITE Centers Corp., 3.63%, 02/01/2025 . . . . .	493,000	523,861
Ventas Realty L.P., 3.50%, 02/01/2025 . . . . .	958,000	1,022,685
Welltower, Inc., 4.00%, 06/01/2025. . . . . . . . .	2,095,000	2,314,547
		19,864,102
Food & Staples Retailing-1.06%
Sysco Corp.
3.55%, 03/15/2025 . . . . . . . . . . . . . . . . . . . .	665,000	727,543
3.75%, 10/01/2025 . . . . . . . . . . . . . . . . . . . .	1,616,000	1,799,956
Walmart, Inc., 3.55%, 06/26/2025 . . . . . . . . . .	2,378,000	2,620,383
		5,147,882
Food Products-1.97%
Campbell Soup Co., 3.95%, 03/15/2025 . . . . .	1,349,000	1,467,466
General Mills, Inc., 4.00%, 04/17/2025 . . . . . .	1,348,000	1,490,858
JM Smucker Co. (The), 3.50%, 03/15/2025 . .	1,476,000	1,603,397
Kraft Heinz Foods Co. (The), 3.95%,
07/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,388,000	3,535,350
Mead Johnson Nutrition Co. (United Kingdom),
4.13%, 11/15/2025 . . . . . . . . . . . . . . . . . . . .	1,303,000	1,465,714
		9,562,785
Health Care Equipment & Supplies-3.23%
Abbott Laboratories, 2.95%, 03/15/2025 . . . .	1,502,000	1,611,340
Boston Scientific Corp., 3.85%, 05/15/2025 . .	1,297,000	1,430,074
Danaher Corp., 3.35%, 09/15/2025 . . . . . . . . .	767,000	836,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Health Care Equipment & Supplies-(continued)
Medtronic, Inc., 3.50%, 03/15/2025 . . . . . . . .	$6,604,000	$ 7,248,458
Stryker Corp., 3.38%, 11/01/2025. . . . . . . . . .	1,180,000	1,284,662
Zimmer Biomet Holdings, Inc., 3.55%,
04/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,076,000	3,304,633
		15,715,331
Health Care Providers & Services-6.05%
AmerisourceBergen Corp., 3.25%,
03/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	907,000	968,275
Anthem, Inc., 2.38%, 01/15/2025 . . . . . . . . . .	1,364,000	1,401,505
Cardinal Health, Inc., 3.75%, 09/15/2025 . . . .	1,052,000	1,144,599
Centene Corp., 4.75%, 01/15/2025 . . . . . . . . .	2,048,000	2,103,224
CVS Health Corp.
4.10%, 03/25/2025 . . . . . . . . . . . . . . . . . . . .	8,119,000	8,906,362
3.88%, 07/20/2025 . . . . . . . . . . . . . . . . . . . .	4,928,000	5,387,935
HCA, Inc., 5.25%, 04/15/2025 . . . . . . . . . . . . .	2,330,000	2,649,610
Laboratory Corp. of America Holdings, 3.60%,
02/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,928,000	2,080,434
Quest Diagnostics, Inc., 3.50%, 03/30/2025 . .	908,000	980,649
UnitedHealth Group, Inc., 3.75%,
07/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,388,000	3,757,457
		29,380,050
Hotels, Restaurants & Leisure-0.93%
Las Vegas Sands Corp., 2.90%, 06/25/2025. .	1,202,000	1,224,973
McDonald's Corp., 3.38%, 05/26/2025 . . . . . .	933,000	1,008,277
Starbucks Corp., 3.80%, 08/15/2025. . . . . . . .	2,068,000	2,282,480
		4,515,730
Household Durables-0.20%
Lennar Corp., 4.75%, 05/30/2025 . . . . . . . . . .	919,000	995,015
Industrial Conglomerates-0.79%
3M Co., 3.00%, 08/07/2025 . . . . . . . . . . . . . . .	1,071,000	1,150,857
GE Capital International Funding Co. Unlimited
Co., 3.37%, 11/15/2025 . . . . . . . . . . . . . . . .	2,500,000	2,667,265
		3,818,122
Insurance-1.71%
American International Group, Inc., 3.75%,
07/10/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,103,000	2,295,333
Aon PLC, 3.88%, 12/15/2025. . . . . . . . . . . . . .	1,201,000	1,335,637
Chubb INA Holdings, Inc., 3.15%,
03/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,314,000	1,420,478
CNO Financial Group, Inc., 5.25%,
05/30/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	661,000	749,305
Marsh & McLennan Cos., Inc., 3.50%,
03/10/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	774,000	833,284
MetLife, Inc.
3.00%, 03/01/2025 . . . . . . . . . . . . . . . . . . . .	769,000	824,266
3.60%, 11/13/2025 . . . . . . . . . . . . . . . . . . . .	773,000	852,644
		8,310,947
Internet & Direct Marketing Retail-0.74%
Amazon.com, Inc., 5.20%, 12/03/2025 . . . . . .	1,308,000	1,555,147
Booking Holdings, Inc., 3.65%, 03/15/2025 . .	783,000	850,545
QVC, Inc., 4.45%, 02/15/2025(b) . . . . . . . . . . .	1,170,000	1,200,348
		3,606,040
IT Services-2.90%
Automatic Data Processing, Inc., 3.38%,
09/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,661,000	1,832,344
	Principal
	Amount	Value
IT Services-(continued)
Fidelity National Information Services, Inc.,
5.00%, 10/15/2025 . . . . . . . . . . . . . . . . . . . .	$1,330,000	$ 1,564,122
Fiserv, Inc., 3.85%, 06/01/2025 . . . . . . . . . . . .	1,331,000	1,459,509
International Business Machines Corp., 7.00%,
10/30/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	913,000	1,163,978
VeriSign, Inc., 5.25%, 04/01/2025 . . . . . . . . . .	898,000	975,304
Visa, Inc., 3.15%, 12/14/2025 . . . . . . . . . . . . .	6,544,000	7,112,847
		14,108,104
Machinery-0.32%
John Deere Capital Corp., 3.45%,
03/13/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,446,000	1,575,267
Media-2.64%
Charter Communications Operating LLC/
Charter Communications Operating Capital
Corp., 4.91%, 07/23/2025. . . . . . . . . . . . . . .	6,990,000	7,871,040
Comcast Corp.
3.38%, 02/15/2025 . . . . . . . . . . . . . . . . . . . .	1,578,000	1,707,029
3.38%, 08/15/2025 . . . . . . . . . . . . . . . . . . . .	2,215,000	2,409,252
ViacomCBS, Inc., 3.50%, 01/15/2025 . . . . . . .	786,000	840,524
		12,827,845
Metals & Mining-0.20%
ArcelorMittal S.A. (Luxembourg), 6.13%,
06/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	863,000	999,647
Multiline Retail-0.74%
Dollar General Corp., 4.15%, 11/01/2025 . . . .	900,000	1,003,106
Dollar Tree, Inc., 4.00%, 05/15/2025. . . . . . . .	1,448,000	1,593,306
Kohl's Corp., 4.25%, 07/17/2025 . . . . . . . . . . .	947,000	1,024,521
		3,620,933
Multi-Utilities-0.45%
Dominion Energy, Inc., 3.90%, 10/01/2025 . .	1,077,000	1,190,134
WEC Energy Group, Inc., 3.55%, 06/15/2025.	905,000	986,439
		2,176,573
Oil, Gas & Consumable Fuels-10.00%
BP Capital Markets PLC (United Kingdom),
3.51%, 03/17/2025 . . . . . . . . . . . . . . . . . . . .	1,885,000	2,050,927
Canadian Natural Resources Ltd. (Canada),
3.90%, 02/01/2025 . . . . . . . . . . . . . . . . . . . .	1,584,000	1,716,974
Cheniere Corpus Christi Holdings LLC, 5.88%,
03/31/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,605,000	2,925,389
Chevron Corp., 3.33%, 11/17/2025. . . . . . . . .	1,317,000	1,447,644
Columbia Pipeline Group, Inc., 4.50%,
06/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,504,000	1,677,663
Devon Energy Corp., 5.85%, 12/15/2025 . . . .	898,000	1,066,460
Enbridge Energy Partners L.P., 5.88%,
10/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	761,000	911,498
Energy Transfer Operating L.P., 4.05%,
03/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,369,000	1,468,133
EnLink Midstream Partners L.P., 4.15%,
06/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,010,000	855,758
Enterprise Products Operating LLC, 3.75%,
02/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,752,000	1,909,198
EOG Resources, Inc., 3.15%, 04/01/2025 . . . .	772,000	820,961
Exxon Mobil Corp., 2.71%, 03/06/2025 . . . . . .	2,790,000	2,932,426
Kinder Morgan, Inc., 4.30%, 06/01/2025 . . . .	3,016,000	3,328,303
Marathon Oil Corp., 3.85%, 06/01/2025 . . . . .	1,329,000	1,405,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
MPLX L.P.
4.00%, 02/15/2025 . . . . . . . . . . . . . . . . . . . .	$1,056,000	$ 1,128,938
4.88%, 06/01/2025 . . . . . . . . . . . . . . . . . . . .	1,919,000	2,138,070
Occidental Petroleum Corp., 3.50%,
06/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,298,000	1,340,250
ONEOK Partners L.P., 4.90%, 03/15/2025 . . .	802,000	901,600
Phillips 66 Partners L.P., 3.61%, 02/15/2025.	918,000	979,350
Plains All American Pipeline L.P./PAA Finance
Corp., 4.65%, 10/15/2025 . . . . . . . . . . . . . .	1,720,000	1,874,115
Sabine Pass Liquefaction LLC, 5.63%,
03/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,127,000	3,558,201
Shell International Finance B.V. (Netherlands),
3.25%, 05/11/2025 . . . . . . . . . . . . . . . . . . . .	4,824,000	5,195,742
Spectra Energy Partners L.P., 3.50%,
03/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	786,000	840,358
Total Capital International S.A. (France),
2.43%, 01/10/2025 . . . . . . . . . . . . . . . . . . . .	1,664,000	1,727,269
Valero Energy Corp., 3.65%, 03/15/2025 . . . .	933,000	1,006,924
Western Midstream Operating L.P., 3.95%,
06/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	890,000	902,868
Williams Cos., Inc. (The)
3.90%, 01/15/2025 . . . . . . . . . . . . . . . . . . . .	1,147,000	1,230,978
4.00%, 09/15/2025 . . . . . . . . . . . . . . . . . . . .	1,145,000	1,240,514
		48,581,933
Personal Products-0.43%
Unilever Capital Corp. (United Kingdom),
3.10%, 07/30/2025 . . . . . . . . . . . . . . . . . . . .	1,909,000	2,072,805
Pharmaceuticals-4.38%
Allergan Funding S.C.S., 3.80%, 03/15/2025 .	3,552,000	3,884,123
AstraZeneca PLC (United Kingdom), 3.38%,
11/16/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,379,000	3,704,216
Eli Lilly and Co., 2.75%, 06/01/2025 . . . . . . . .	1,327,000	1,422,481
GlaxoSmithKline Capital, Inc. (United
Kingdom), 3.63%, 05/15/2025 . . . . . . . . . . .	2,053,000	2,264,516
Johnson & Johnson, 2.63%, 01/15/2025 . . . .	1,334,000	1,412,205
Merck & Co., Inc., 2.75%, 02/10/2025 . . . . . . .	3,909,000	4,120,787
Novartis Capital Corp. (Switzerland), 3.00%,
11/20/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,926,000	3,166,363
Zoetis, Inc., 4.50%, 11/13/2025. . . . . . . . . . . .	1,143,000	1,310,476
		21,285,167
Professional Services-0.34%
Verisk Analytics, Inc., 4.00%, 06/15/2025 . . .	1,497,000	1,662,473
Road & Rail-1.03%
Burlington Northern Santa Fe LLC, 3.00%,
04/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	761,000	815,068
Canadian Pacific Railway Co. (Canada),
2.90%, 02/01/2025 . . . . . . . . . . . . . . . . . . . .	1,094,000	1,168,998
CSX Corp., 3.35%, 11/01/2025 . . . . . . . . . . . .	958,000	1,039,774
Union Pacific Corp.
3.75%, 07/15/2025 . . . . . . . . . . . . . . . . . . . .	1,040,000	1,149,323
3.25%, 08/15/2025 . . . . . . . . . . . . . . . . . . . .	767,000	833,064
		5,006,227
Semiconductors & Semiconductor Equipment-2.67%
Analog Devices, Inc., 3.90%, 12/15/2025 . . . .	1,177,000	1,306,373
Applied Materials, Inc., 3.90%, 10/01/2025 . .	1,143,000	1,285,441
	Principal
	Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom Corp./Broadcom Cayman Finance
Ltd., 3.13%, 01/15/2025 . . . . . . . . . . . . . . . .	$1,575,000	$ 1,628,962
Intel Corp., 3.70%, 07/29/2025 . . . . . . . . . . . .	4,097,000	4,526,041
Lam Research Corp., 3.80%, 03/15/2025 . . . .	785,000	864,420
QUALCOMM, Inc., 3.45%, 05/20/2025 . . . . . .	3,078,000	3,348,517
		12,959,754
Software-3.39%
Adobe, Inc., 3.25%, 02/01/2025. . . . . . . . . . . .	1,886,000	2,033,072
Microsoft Corp.
2.70%, 02/12/2025(b). . . . . . . . . . . . . . . . . . .	3,839,000	4,065,320
3.13%, 11/03/2025 . . . . . . . . . . . . . . . . . . . .	5,231,000	5,697,171
Oracle Corp., 2.95%, 05/15/2025. . . . . . . . . . .	4,402,000	4,676,258
		16,471,821
Specialty Retail-0.63%
Home Depot, Inc. (The), 3.35%, 09/15/2025 .	1,495,000	1,638,684
Lowe's Cos., Inc., 3.38%, 09/15/2025 . . . . . . .	1,299,000	1,413,688
		3,052,372
Technology Hardware, Storage & Peripherals-2.72%
Apple, Inc.
2.75%, 01/13/2025 . . . . . . . . . . . . . . . . . . . .	2,390,000	2,529,327
2.50%, 02/09/2025 . . . . . . . . . . . . . . . . . . . .	2,224,000	2,333,230
3.20%, 05/13/2025 . . . . . . . . . . . . . . . . . . . .	3,407,000	3,679,323
Hewlett Packard Enterprise Co., 4.90%,
10/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,106,000	4,669,218
		13,211,098
Textiles, Apparel & Luxury Goods-0.21%
Tapestry, Inc., 4.25%, 04/01/2025. . . . . . . . . .	958,000	1,015,870
Tobacco-1.21%
Philip Morris International, Inc., 3.38%,
08/11/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,083,000	1,177,625
Reynolds American, Inc. (United Kingdom),
4.45%, 06/12/2025 . . . . . . . . . . . . . . . . . . . .	4,250,000	4,686,795
		5,864,420
Trading Companies & Distributors-1.17%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.50%, 01/15/2025 . . . . . . . . . . . . . . . . . . . .	1,902,000	1,987,374
4.45%, 10/01/2025 . . . . . . . . . . . . . . . . . . . .	1,953,000	2,154,947
Air Lease Corp., 3.25%, 03/01/2025 . . . . . . . .	1,479,000	1,534,663
		5,676,984
Water Utilities-0.29%
American Water Capital Corp., 3.40%,
03/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,289,000	1,403,524
Wireless Telecommunication Services-0.79%
Rogers Communications, Inc. (Canada),
3.63%, 12/15/2025 . . . . . . . . . . . . . . . . . . . .	1,144,000	1,264,275
Vodafone Group PLC (United Kingdom),
4.13%, 05/30/2025 . . . . . . . . . . . . . . . . . . . .	2,328,000	2,601,505
		3,865,780
Total U.S. Dollar Denominated Bonds & Notes
(Cost $454,787,173). . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	480,162,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)

February 29, 2020 (Unaudited)

Shares ValueShares Value

Money Market Funds-0.22%			Money Market Funds-(continued)
Invesco Premier U.S. Government Money			Invesco Liquid Assets Portfolio, Institutional
Portfolio, Institutional Class, 1.46%(c)			Class, 1.64%(c)(d) . . . . . . . . . . . . . . . . . . . . . . .	388,414	$388,608
. . . . . . . . . . . . . . . . . . . . . .(Cost $1,053,335)	1,053,335	$ 1,053,335	Total Investments Purchased with Cash Collateral from
TOTAL INVESTMENTS IN SECURITIES			Securities on Loan
(excluding investments purchased with cash collateral			(Cost $1,554,394) . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . .	1,554,431
from securities on loan)-99.03%			TOTAL INVESTMENTS IN SECURITIES-99.35%
(Cost $455,840,508). . . . . . . . . . . . . . .		481,215,343
	. . . . . . . . . .		(Cost $457,394,902). . . . . . . . . . . . . . . . . . . .		482,769,774
				. . . . . . . . .

Investments Purchased with Cash Collateral			OTHER ASSETS LESS LIABILITIES-0.65% . . . . . . . .	. . . . . . . . .	3,165,137
			NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . .		$485,934,911
from Securities on Loan				. . . . . . . . .

Money Market Funds-0.32%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(c)(d) . . . . . . . . . . . . .	1,165,823	1,165,823

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	25.26
Health Care	17.08

Information Technology	11.89
Energy	10.76

Communication Services	7.12
Industrials	7.01

Consumer Discretionary	6.73
Consumer Staples	6.15

Real Estate	4.09
Sector Types Each Less Than 3%	2.72

Money Market Funds Plus Other Assets
Less Liabilities	1.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.51%
Aerospace & Defense-0.79%
General Dynamics Corp., 2.13%, 08/15/2026 . $	275,000	$283,094
Lockheed Martin Corp., 3.55%, 01/15/2026 . .	1,268,000	1,406,574
		1,689,668
Air Freight & Logistics-0.45%
FedEx Corp., 3.25%, 04/01/2026 . . . . . . . . . . .	571,000	612,982
United Parcel Service, Inc., 2.40%,
11/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	338,000	351,951
		964,933
Automobiles-1.60%
American Honda Finance Corp., 2.30%,
09/09/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	273,000	283,793
Ford Motor Co., 4.35%, 12/08/2026 . . . . . . . .	926,000	933,519
Ford Motor Credit Co. LLC, 4.39%,
01/08/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	800,000	801,808
General Motors Financial Co., Inc.
5.25%, 03/01/2026 . . . . . . . . . . . . . . . . . . . .	880,000	974,999
4.00%, 10/06/2026 . . . . . . . . . . . . . . . . . . . .	433,000	446,968
		3,441,087
Banks-21.87%
Bank of America Corp.
4.45%, 03/03/2026 . . . . . . . . . . . . . . . . . . . .	1,419,000	1,601,839
3.50%, 04/19/2026 . . . . . . . . . . . . . . . . . . . .	1,690,000	1,847,874
4.25%, 10/22/2026 . . . . . . . . . . . . . . . . . . . .	1,311,000	1,465,091
Barclays PLC (United Kingdom), 5.20%,
05/12/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,600,000	1,787,736
BPCE S.A. (France), 3.38%, 12/02/2026. . . . .	550,000	595,744
Citigroup, Inc.
3.70%, 01/12/2026 . . . . . . . . . . . . . . . . . . . .	1,399,000	1,534,432
4.60%, 03/09/2026 . . . . . . . . . . . . . . . . . . . .	1,131,000	1,283,096
3.40%, 05/01/2026 . . . . . . . . . . . . . . . . . . . .	1,310,000	1,420,051
3.20%, 10/21/2026 . . . . . . . . . . . . . . . . . . . .	2,022,000	2,154,796
4.30%, 11/20/2026 . . . . . . . . . . . . . . . . . . . .	838,000	930,043
Cooperatieve Rabobank U.A. (Netherlands),
3.75%, 07/21/2026 . . . . . . . . . . . . . . . . . . . .	1,100,000	1,193,511
Fifth Third Bank, 3.85%, 03/15/2026. . . . . . . .	400,000	440,213
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026 . . . . . . . . . . . . . . . . . . . .	2,200,000	2,446,781
4.38%, 11/23/2026 . . . . . . . . . . . . . . . . . . . .	1,000,000	1,087,509
JPMorgan Chase & Co.
3.30%, 04/01/2026 . . . . . . . . . . . . . . . . . . . .	1,497,000	1,630,677
3.20%, 06/15/2026 . . . . . . . . . . . . . . . . . . . .	1,379,000	1,483,049
2.95%, 10/01/2026 . . . . . . . . . . . . . . . . . . . .	2,159,000	2,291,270
7.63%, 10/15/2026 . . . . . . . . . . . . . . . . . . . .	389,000	516,175
4.13%, 12/15/2026 . . . . . . . . . . . . . . . . . . . .	1,389,000	1,565,995
KeyBank N.A., 3.40%, 05/20/2026 . . . . . . . . .	550,000	594,719
Lloyds Banking Group PLC (United Kingdom),
4.65%, 03/24/2026 . . . . . . . . . . . . . . . . . . . .	1,000,000	1,095,959
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026 . . . . . . . . . . . . . . . . . . . .	2,100,000	2,336,877
2.76%, 09/13/2026 . . . . . . . . . . . . . . . . . . . .	600,000	632,338
Mizuho Financial Group, Inc. (Japan), 2.84%,
09/13/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	600,000	634,296
Royal Bank of Scotland Group PLC (The)
(United Kingdom), 4.80%, 04/05/2026 . . . .	1,000,000	1,144,293
	Principal
	Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.78%, 03/09/2026 . . . . . . . . . . . . . . . . . . . .	$ 942,000	$ 1,041,424
2.63%, 07/14/2026 . . . . . . . . . . . . . . . . . . . .	1,499,000	1,566,629
3.01%, 10/19/2026 . . . . . . . . . . . . . . . . . . . .	1,083,000	1,149,774
Truist Bank
3.30%, 05/15/2026 . . . . . . . . . . . . . . . . . . . .	400,000	432,694
3.80%, 10/30/2026 . . . . . . . . . . . . . . . . . . . .	550,000	618,249
U.S. Bancorp
Series V, 2.38%, 07/22/2026 . . . . . . . . . . . .	968,000	1,014,097
Series W, 3.10%, 04/27/2026 . . . . . . . . . . . .	659,000	711,033
Wells Fargo & Co.
3.00%, 04/22/2026 . . . . . . . . . . . . . . . . . . . .	2,297,000	2,436,031
4.10%, 06/03/2026 . . . . . . . . . . . . . . . . . . . .	1,360,000	1,502,296
3.00%, 10/23/2026 . . . . . . . . . . . . . . . . . . . .	2,604,000	2,760,589
		46,947,180
Beverages-3.61%
Anheuser-Busch InBev Finance, Inc. (Belgium),
3.65%, 02/01/2026 . . . . . . . . . . . . . . . . . . . .	3,894,000	4,255,670
Coca-Cola Co. (The)
2.55%, 06/01/2026 . . . . . . . . . . . . . . . . . . . .	200,000	213,979
2.25%, 09/01/2026 . . . . . . . . . . . . . . . . . . . .	598,000	631,420
Constellation Brands, Inc., 3.70%,
12/06/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	390,000	428,535
Molson Coors Beverage Co., 3.00%,
07/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,026,000	1,073,630
PepsiCo, Inc.
2.85%, 02/24/2026 . . . . . . . . . . . . . . . . . . . .	390,000	417,318
2.38%, 10/06/2026(b) . . . . . . . . . . . . . . . . . .	693,000	725,024
		7,745,576
Biotechnology-2.80%
AbbVie, Inc., 3.20%, 05/14/2026 . . . . . . . . . . .	1,378,000	1,456,062
Amgen, Inc., 2.60%, 08/19/2026 . . . . . . . . . . .	677,000	716,854
Gilead Sciences, Inc., 3.65%, 03/01/2026 . . . .	1,915,000	2,107,554
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/2026 . . . . . . . . . . . . . . . . . . . .	1,618,000	1,739,098
		6,019,568
Building Products-0.48%
Johnson Controls International PLC, 3.90%,
02/14/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	570,000	636,097
Masco Corp., 4.38%, 04/01/2026. . . . . . . . . . .	338,000	382,387
		1,018,484
Capital Markets-6.19%
Ameriprise Financial, Inc., 2.88%,
09/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	410,000	434,756
Bank of New York Mellon Corp. (The)
2.80%, 05/04/2026 . . . . . . . . . . . . . . . . . . . .	419,000	445,611
2.45%, 08/17/2026 . . . . . . . . . . . . . . . . . . . .	523,000	547,852
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026 . . . . . . . . . . . . . . . . . . . .	1,198,000	1,310,770
3.50%, 11/16/2026 . . . . . . . . . . . . . . . . . . . .	1,823,000	1,959,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Capital Markets-(continued)
Morgan Stanley
3.88%, 01/27/2026 . . . . . . . . . . . . . . . . . . . .	$1,959,000	$ 2,166,933
3.13%, 07/27/2026 . . . . . . . . . . . . . . . . . . . .	1,976,000	2,108,050
6.25%, 08/09/2026 . . . . . . . . . . . . . . . . . . . .	400,000	499,052
4.35%, 09/08/2026 . . . . . . . . . . . . . . . . . . . .	1,560,000	1,746,707
Nasdaq, Inc., 3.85%, 06/30/2026. . . . . . . . . . .	385,000	423,870
Raymond James Financial, Inc., 3.63%,
09/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	385,000	424,673
S&P Global, Inc., 4.40%, 02/15/2026. . . . . . . .	681,000	782,424
State Street Corp., 2.65%, 05/19/2026. . . . . .	419,000	441,660
		13,291,745
Chemicals-0.97%
Ecolab, Inc., 2.70%, 11/01/2026 . . . . . . . . . . .	518,000	554,834
FMC Corp., 3.20%, 10/01/2026 . . . . . . . . . . . .	419,000	447,767
Praxair, Inc., 3.20%, 01/30/2026 . . . . . . . . . . .	523,000	566,709
Westlake Chemical Corp., 3.60%,
08/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	487,000	521,247
		2,090,557
Commercial Services & Supplies-0.13%
Republic Services, Inc., 2.90%, 07/01/2026 . .	269,000	286,133
Communications Equipment-1.11%
Cisco Systems, Inc.
2.95%, 02/28/2026 . . . . . . . . . . . . . . . . . . . .	433,000	467,217
2.50%, 09/20/2026 . . . . . . . . . . . . . . . . . . . .	1,129,000	1,193,530
Hughes Satellite Systems Corp., 5.25%,
08/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	663,000	728,702
		2,389,449
Consumer Finance-1.05%
Capital One Financial Corp., 3.75%,
07/28/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	934,000	991,604
Discover Bank, 3.45%, 07/27/2026 . . . . . . . . .	800,000	853,779
Synchrony Financial, 3.70%, 08/04/2026 . . . .	390,000	410,691
		2,256,074
Containers & Packaging-0.20%
International Paper Co., 3.80%, 01/15/2026 .	395,000	438,798
Diversified Financial Services-1.34%
Berkshire Hathaway, Inc., 3.13%,
03/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,837,000	1,991,149
Brookfield Finance, Inc. (Canada), 4.25%,
06/02/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	456,000	517,742
Voya Financial, Inc., 3.65%, 06/15/2026. . . . .	338,000	373,850
		2,882,741
Diversified Telecommunication Services-1.82%
AT&T, Inc.
4.13%, 02/17/2026 . . . . . . . . . . . . . . . . . . . .	1,730,000	1,924,373
7.13%, 03/15/2026 . . . . . . . . . . . . . . . . . . . .	266,000	340,314
Verizon Communications, Inc., 2.63%,
08/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,553,000	1,631,198
		3,895,885
Electric Utilities-3.65%
Cleco Corporate Holdings LLC, 3.74%,
05/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	338,000	365,348
Commonwealth Edison Co., 2.55%,
06/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	346,000	361,720
	Principal
	Amount	Value
Electric Utilities-(continued)
Duke Energy Carolinas LLC, 2.95%,
12/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 332,000	$356,110
Duke Energy Corp., 2.65%, 09/01/2026 . . . . .	934,000	973,863
Emera US Finance L.P. (Canada), 3.55%,
06/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	523,000	568,430
Entergy Arkansas LLC, 3.50%, 04/01/2026 . .	338,000	372,858
Entergy Corp., 2.95%, 09/01/2026 . . . . . . . . .	419,000	441,804
Exelon Corp., 3.40%, 04/15/2026 . . . . . . . . . .	419,000	452,984
Fortis, Inc. (Canada), 3.06%, 10/04/2026. . . .	1,050,000	1,115,261
PPL Capital Funding, Inc., 3.10%,
05/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	419,000	444,658
Southern Co. (The), 3.25%, 07/01/2026 . . . . .	1,233,000	1,323,559
Virginia Electric & Power Co., Series A, 3.15%,
01/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	618,000	665,808
Xcel Energy, Inc., 3.35%, 12/01/2026 . . . . . . .	358,000	392,312
		7,834,715
Electronic Equipment, Instruments & Components-0.20%
Avnet, Inc., 4.63%, 04/15/2026 . . . . . . . . . . . .	390,000	426,181
Entertainment-0.78%
Activision Blizzard, Inc., 3.40%, 09/15/2026. .	390,000	419,844
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026 . . . . . . . . . . . . . . . . . . . .	598,000	650,324
1.85%, 07/30/2026 . . . . . . . . . . . . . . . . . . . .	598,000	611,064
		1,681,232
Equity REITs-5.19%
American Tower Corp.
4.40%, 02/15/2026 . . . . . . . . . . . . . . . . . . . .	211,000	237,129
3.38%, 10/15/2026 . . . . . . . . . . . . . . . . . . . .	768,000	826,827
Boston Properties L.P.
3.65%, 02/01/2026 . . . . . . . . . . . . . . . . . . . .	935,000	1,026,230
2.75%, 10/01/2026 . . . . . . . . . . . . . . . . . . . .	875,000	926,727
Brixmor Operating Partnership L.P., 4.13%,
06/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	338,000	375,116
CBRE Services, Inc., 4.88%, 03/01/2026. . . . .	353,000	405,942
Crown Castle International Corp.
4.45%, 02/15/2026 . . . . . . . . . . . . . . . . . . . .	547,000	616,428
3.70%, 06/15/2026 . . . . . . . . . . . . . . . . . . . .	604,000	656,421
ERP Operating L.P., 2.85%, 11/01/2026. . . . .	272,000	288,606
GLP Capital L.P./GLP Financing II, Inc., 5.38%,
04/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	790,000	893,198
Healthpeak Properties, Inc., 3.25%,
07/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	419,000	452,474
Kimco Realty Corp., 2.80%, 10/01/2026. . . . .	273,000	286,719
LifeStorage L.P., 3.50%, 07/01/2026 . . . . . . .	338,000	364,115
Omega Healthcare Investors, Inc., 5.25%,
01/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	408,000	468,701
Realty Income Corp., 4.13%, 10/15/2026. . . .	194,000	222,406
Sabra Health Care L.P., 5.13%, 08/15/2026 . .	506,000	563,147
Simon Property Group L.P.
3.30%, 01/15/2026 . . . . . . . . . . . . . . . . . . . .	666,000	723,500
3.25%, 11/30/2026 . . . . . . . . . . . . . . . . . . . .	482,000	526,329
Ventas Realty L.P., 4.13%, 01/15/2026 . . . . .	390,000	432,497
VEREIT Operating Partnership L.P., 4.88%,
06/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	338,000	386,719
Welltower, Inc., 4.25%, 04/01/2026. . . . . . . . .	416,000	468,363
		11,147,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Food & Staples Retailing-1.52%
Kroger Co. (The)
3.50%, 02/01/2026 . . . . . . . . . . . . . . . . . . . .	$ 390,000	$423,706
2.65%, 10/15/2026 . . . . . . . . . . . . . . . . . . . .	562,000	583,138
Sysco Corp., 3.30%, 07/15/2026 . . . . . . . . . . .	729,000	793,372
Walgreens Boots Alliance, Inc., 3.45%,
06/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,381,000	1,453,513
		3,253,729
Food Products-1.66%
Archer-Daniels-Midland Co., 2.50%,
08/11/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	950,000	990,341
Bunge Ltd. Finance Corp., 3.25%,
08/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	276,000	285,816
Hershey Co. (The), 2.30%, 08/15/2026. . . . . .	390,000	409,587
Ingredion, Inc., 3.20%, 10/01/2026 . . . . . . . . .	201,000	214,613
Kellogg Co., 3.25%, 04/01/2026. . . . . . . . . . . .	269,000	292,413
Kraft Heinz Foods Co. (The), 3.00%,
06/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,378,000	1,377,217
		3,569,987
Gas Utilities-0.13%
Southern California Gas Co., Series TT, 2.60%,
06/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	274,000	287,220
Health Care Equipment & Supplies-0.80%
Abbott Laboratories, 3.75%, 11/30/2026 . . . .	897,000	1,012,722
Baxter International, Inc., 2.60%,
08/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	273,000	286,011
Stryker Corp., 3.50%, 03/15/2026 . . . . . . . . . .	390,000	427,225
		1,725,958
Health Care Providers & Services-1.42%
CVS Health Corp., 2.88%, 06/01/2026 . . . . . .	1,249,000	1,296,555
HCA, Inc., 5.25%, 06/15/2026 . . . . . . . . . . . . .	774,000	885,630
Quest Diagnostics, Inc., 3.45%, 06/01/2026 . .	194,000	211,212
UnitedHealth Group, Inc., 3.10%,
03/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	598,000	643,975
		3,037,372
Hotels, Restaurants & Leisure-1.08%
Marriott International, Inc., Series R, 3.13%,
06/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	433,000	454,826
McDonald's Corp., 3.70%, 01/30/2026 . . . . . .	1,366,000	1,501,490
Starbucks Corp., 2.45%, 06/15/2026. . . . . . . .	353,000	368,398
		2,324,714
Household Durables-0.58%
Newell Brands, Inc., 4.20%, 04/01/2026(c) . . .	1,195,000	1,248,411
Household Products-0.42%
Procter & Gamble Co. (The)
2.70%, 02/02/2026 . . . . . . . . . . . . . . . . . . . .	269,000	290,993
2.45%, 11/03/2026 . . . . . . . . . . . . . . . . . . . .	571,000	617,262
		908,255
Industrial Conglomerates-0.98%
3M Co., 2.25%, 09/19/2026 . . . . . . . . . . . . . . .	419,000	431,479
Honeywell International, Inc., 2.50%,
11/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,071,000	1,140,067
Roper Technologies, Inc., 3.80%,
12/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	482,000	536,181
		2,107,727
	Principal
	Amount	Value
Insurance-2.81%
Allstate Corp. (The), 3.28%, 12/15/2026 . . . .	$ 338,000	$367,795
American International Group, Inc., 3.90%,
04/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,059,000	1,173,430
Arch Capital Finance LLC, 4.01%,
12/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	338,000	389,881
Chubb INA Holdings, Inc., 3.35%,
05/03/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,021,000	1,127,899
CNA Financial Corp., 4.50%, 03/01/2026 . . . .	338,000	384,183
Loews Corp., 3.75%, 04/01/2026. . . . . . . . . . .	506,000	564,697
Manulife Financial Corp. (Canada), 4.15%,
03/04/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	751,000	854,159
Marsh & McLennan Cos., Inc., 3.75%,
03/14/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	390,000	429,513
Old Republic International Corp., 3.88%,
08/26/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	269,000	297,683
Trinity Acquisition PLC, 4.40%, 03/15/2026 . .	390,000	441,963
		6,031,203
Interactive Media & Services-0.60%
Alphabet, Inc., 2.00%, 08/15/2026. . . . . . . . . .	1,251,000	1,295,228
Internet & Direct Marketing Retail-0.66%
Booking Holdings, Inc., 3.60%, 06/01/2026 . .	735,000	805,462
Expedia Group, Inc., 5.00%, 02/15/2026 . . . . .	532,000	599,814
		1,405,276
IT Services-2.76%
Broadridge Financial Solutions, Inc., 3.40%,
06/27/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	409,000	442,331
Fidelity National Information Services, Inc.,
3.00%, 08/15/2026 . . . . . . . . . . . . . . . . . . . .	677,000	724,065
Fiserv, Inc., 3.20%, 07/01/2026 . . . . . . . . . . . .	1,399,000	1,497,273
Global Payments, Inc., 4.80%, 04/01/2026 . . .	502,000	576,206
International Business Machines Corp., 3.45%,
02/19/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,095,129
Mastercard, Inc., 2.95%, 11/21/2026 . . . . . . .	525,000	568,039
PayPal Holdings, Inc., 2.65%, 10/01/2026 . . .	977,000	1,021,505
		5,924,548
Leisure Products-0.29%
Hasbro, Inc., 3.55%, 11/19/2026 . . . . . . . . . . .	599,000	628,852
Life Sciences Tools & Services-0.30%
Thermo Fisher Scientific, Inc., 2.95%,
09/19/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	598,000	638,925
Machinery-1.26%
Fortive Corp., 3.15%, 06/15/2026 . . . . . . . . . .	535,000	565,655
Illinois Tool Works, Inc., 2.65%, 11/15/2026. .	585,000	629,918
John Deere Capital Corp., 2.65%,
06/10/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	332,000	354,192
Westinghouse Air Brake Technologies Corp.,
3.45%, 11/15/2026 . . . . . . . . . . . . . . . . . . . .	532,000	556,671
Xylem, Inc., 3.25%, 11/01/2026. . . . . . . . . . . .	546,000	594,195
		2,700,631
Media-1.91%
Comcast Corp., 3.15%, 03/01/2026. . . . . . . . .	1,268,000	1,368,949
Discovery Communications LLC, 4.90%,
03/11/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	505,000	575,724
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 04/15/2026 . . . . . . . . . . . . . . . . . . . .	1,241,000	1,363,922

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Media-(continued)
ViacomCBS, Inc.
4.00%, 01/15/2026 . . . . . . . . . . . . . . . . . . . .	$ 568,000	$623,345
3.45%, 10/04/2026 . . . . . . . . . . . . . . . . . . . .	166,000	173,675
		4,105,615
Multiline Retail-0.41%
Target Corp., 2.50%, 04/15/2026 . . . . . . . . . .	818,000	868,367
Multi-Utilities-0.46%
DTE Energy Co., 2.85%, 10/01/2026. . . . . . . .	516,000	538,806
San Diego Gas & Electric Co., 2.50%,
05/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	428,000	441,440
		980,246
Oil, Gas & Consumable Fuels-10.08%
Boardwalk Pipelines L.P., 5.95%,
06/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	338,000	390,241
BP Capital Markets PLC (United Kingdom),
3.12%, 05/04/2026 . . . . . . . . . . . . . . . . . . . .	269,000	287,681
Chevron Corp., 2.95%, 05/16/2026 . . . . . . . . .	1,484,000	1,589,091
ConocoPhillips Co., 4.95%, 03/15/2026. . . . . .	1,001,000	1,171,203
Diamondback Energy, Inc., 3.25%,
12/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	721,000	733,085
Enbridge, Inc. (Canada), 4.25%, 12/01/2026 .	483,000	540,357
Energy Transfer Operating L.P., 4.75%,
01/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	585,000	645,442
EnLink Midstream Partners L.P., 4.85%,
07/15/2026(b) . . . . . . . . . . . . . . . . . . . . . . . . .	333,000	285,905
Enterprise Products Operating LLC, 3.70%,
02/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	535,000	582,790
EOG Resources, Inc., 4.15%, 01/15/2026 . . . .	618,000	694,021
EQM Midstream Partners L.P., 4.13%,
12/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	338,000	271,688
Exxon Mobil Corp.
3.04%, 03/01/2026 . . . . . . . . . . . . . . . . . . . .	1,986,000	2,132,129
2.28%, 08/16/2026 . . . . . . . . . . . . . . . . . . . .	698,000	721,588
HollyFrontier Corp., 5.88%, 04/01/2026 . . . . .	806,000	901,216
Magellan Midstream Partners L.P., 5.00%,
03/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	390,000	454,054
Newfield Exploration Co., 5.38%,
01/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	609,000	647,691
Occidental Petroleum Corp.
5.55%, 03/15/2026 . . . . . . . . . . . . . . . . . . . .	705,000	799,832
3.40%, 04/15/2026 . . . . . . . . . . . . . . . . . . . .	668,000	684,014
Phillips 66 Partners L.P., 3.55%,
10/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	268,000	285,907
Pioneer Natural Resources Co., 4.45%,
01/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	353,000	394,728
Plains All American Pipeline L.P./PAA Finance
Corp., 4.50%, 12/15/2026 . . . . . . . . . . . . . .	570,000	621,088
Sabine Pass Liquefaction LLC, 5.88%,
06/30/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	907,000	1,053,504
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026 . . . . . . . . . . . . . . . . . . . .	1,241,000	1,322,300
2.50%, 09/12/2026 . . . . . . . . . . . . . . . . . . . .	598,000	621,463
Spectra Energy Partners L.P., 3.38%,
10/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	410,000	440,898
Sunoco Logistics Partners Operations L.P.,
3.90%, 07/15/2026 . . . . . . . . . . . . . . . . . . . .	269,000	284,672
	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
TransCanada PipeLines Ltd. (Canada), 4.88%,
01/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 548,000	$623,338
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 02/01/2026 . . . . . . . . . . . . . . . . . . . .	585,000	756,551
Valero Energy Corp., 3.40%, 09/15/2026 . . . .	905,000	967,123
Valero Energy Partners L.P., 4.38%,
12/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	338,000	377,655
Western Midstream Operating L.P., 4.65%,
07/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	338,000	355,130
		21,636,385
Personal Products-0.78%
Unilever Capital Corp. (United Kingdom),
2.00%, 07/28/2026 . . . . . . . . . . . . . . . . . . . .	1,603,000	1,673,270
Pharmaceuticals-2.73%
Johnson & Johnson, 2.45%, 03/01/2026 . . . .	1,109,000	1,167,841
Mylan N.V., 3.95%, 06/15/2026 . . . . . . . . . . . .	1,360,000	1,480,087
Perrigo Finance Unlimited Co., 4.38%,
03/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	800,000	873,207
Pfizer, Inc.
2.75%, 06/03/2026 . . . . . . . . . . . . . . . . . . . .	902,000	963,272
3.00%, 12/15/2026 . . . . . . . . . . . . . . . . . . . .	1,270,000	1,384,055
		5,868,462
Professional Services-0.17%
Thomson Reuters Corp. (Canada), 3.35%,
05/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	332,000	353,557
Road & Rail-0.85%
Canadian National Railway Co. (Canada),
2.75%, 03/01/2026 . . . . . . . . . . . . . . . . . . . .	390,000	416,460
CSX Corp., 2.60%, 11/01/2026 . . . . . . . . . . . .	540,000	569,163
Norfolk Southern Corp., 2.90%, 06/15/2026 .	268,000	287,006
Union Pacific Corp., 2.75%, 03/01/2026 . . . . .	514,000	540,072
		1,812,701
Semiconductors & Semiconductor Equipment-0.97%
Analog Devices, Inc., 3.50%, 12/05/2026 . . . .	535,000	586,778
Intel Corp., 2.60%, 05/19/2026 . . . . . . . . . . . .	659,000	690,505
NVIDIA Corp., 3.20%, 09/16/2026 . . . . . . . . . .	735,000	802,064
		2,079,347
Software-2.31%
Microsoft Corp., 2.40%, 08/08/2026 . . . . . . . .	2,671,000	2,812,351
Oracle Corp., 2.65%, 07/15/2026. . . . . . . . . . .	2,030,000	2,145,320
		4,957,671
Specialty Retail-1.63%
Home Depot, Inc. (The)
3.00%, 04/01/2026 . . . . . . . . . . . . . . . . . . . .	838,000	905,515
2.13%, 09/15/2026 . . . . . . . . . . . . . . . . . . . .	659,000	678,583
Lowe's Cos., Inc., 2.50%, 04/15/2026 . . . . . . .	908,000	940,017
O'Reilly Automotive, Inc., 3.55%,
03/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	338,000	368,954
TJX Cos., Inc. (The), 2.25%, 09/15/2026 . . . .	585,000	602,661
		3,495,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Technology Hardware, Storage & Peripherals-3.40%
Apple, Inc.
3.25%, 02/23/2026 . . . . . . . . . . . . . . . . . . . .	$2,360,000	$ 2,579,491
2.45%, 08/04/2026 . . . . . . . . . . . . . . . . . . . .	1,521,000	1,596,328
2.05%, 09/11/2026 . . . . . . . . . . . . . . . . . . . .	1,399,000	1,436,115
Western Digital Corp., 4.75%, 02/15/2026 . . .	1,630,000	1,686,031
		7,297,965
Textiles, Apparel & Luxury Goods-0.51%
NIKE, Inc., 2.38%, 11/01/2026 . . . . . . . . . . . . .	668,000	703,703
Under Armour, Inc., 3.25%, 06/15/2026. . . . .	419,000	393,488
		1,097,191
Tobacco-0.63%
Altria Group, Inc., 2.63%, 09/16/2026. . . . . . .	202,000	206,604
BAT Capital Corp. (United Kingdom), 3.22%,
09/06/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	698,000	729,017
Philip Morris International, Inc., 2.75%,
02/25/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .	390,000	406,470
		1,342,091
Wireless Telecommunication Services-0.17%
Rogers Communications, Inc. (Canada),
2.90%, 11/15/2026 . . . . . . . . . . . . . . . . . . . .	338,000	358,567
Total U.S. Dollar Denominated Bonds & Notes
(Cost $199,342,136). . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	211,462,801

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Money Market Funds-0.15%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(d)
(Cost $317,783). . . . . . . . . . . . . . . . . . . . . . . .	317,783	$317,783
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-98.66%
(Cost $199,659,919). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	211,780,584

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.09%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e). . . . . . . . . . . . .	144,124	144,124
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . .	48,357	48,381
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $192,500). . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . .	192,505
TOTAL INVESTMENTS IN SECURITIES-98.75%
(Cost $199,852,419). . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . .	211,973,089
OTHER ASSETS LESS LIABILITIES-1.25% . . . . . . . .	. . . . . . . . .	2,691,351
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . .	$214,664,440

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)Step coupon bond. Rate shown is the rate in effect on February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	33.26
Information Technology	10.75

Energy	10.08
Consumer Staples	8.62

Health Care	8.05
Consumer Discretionary	6.76

Communication Services	5.28
Real Estate	5.19

Industrials	5.11
Utilities	4.24

Materials	1.17
Money Market Funds Plus Other Assets
Less Liabilities	1.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.94%
Aerospace & Defense-2.35%
Arconic, Inc., 5.90%, 02/01/2027. . . . . . . . . . .	$ 353,000	$402,715
General Dynamics Corp., 2.63%, 11/15/2027.	281,000	298,194
Huntington Ingalls Industries, Inc., 3.48%,
12/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	518,000	561,140
Northrop Grumman Corp., 3.20%,
02/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	673,000	722,621
Rockwell Collins, Inc., 3.50%, 03/15/2027. . . .	784,000	873,128
United Technologies Corp., 3.13%,
05/04/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	706,000	768,295
		3,626,093
Air Freight & Logistics-0.43%
United Parcel Service, Inc., 3.05%,
11/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	608,000	658,769
Auto Components-0.34%
Lear Corp., 3.80%, 09/15/2027 . . . . . . . . . . . .	493,000	523,248
Automobiles-2.50%
American Honda Finance Corp., 2.35%,
01/08/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	342,000	351,518
Ford Motor Credit Co. LLC
4.27%, 01/09/2027 . . . . . . . . . . . . . . . . . . . .	600,000	601,880
3.82%, 11/02/2027 . . . . . . . . . . . . . . . . . . . .	600,000	572,096
General Motors Co., 4.20%, 10/01/2027 . . . . .	673,000	707,105
General Motors Financial Co., Inc., 4.35%,
01/17/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	964,000	1,036,589
Toyota Motor Credit Corp., 3.20%,
01/11/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	535,000	589,227
		3,858,415
Banks-13.39%
Banco Santander S.A. (Spain), 4.25%,
04/11/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	600,000	668,500
Bank of America Corp.
3.25%, 10/21/2027 . . . . . . . . . . . . . . . . . . . .	1,744,000	1,873,365
Series L, 4.18%, 11/25/2027 . . . . . . . . . . . .	1,423,000	1,584,653
Citigroup, Inc., 4.45%, 09/29/2027 . . . . . . . . .	2,562,000	2,895,554
ING Groep N.V. (Netherlands), 3.95%,
03/29/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	500,000	560,754
JPMorgan Chase & Co.
8.00%, 04/29/2027 . . . . . . . . . . . . . . . . . . . .	353,000	484,449
4.25%, 10/01/2027 . . . . . . . . . . . . . . . . . . . .	993,000	1,123,629
3.63%, 12/01/2027 . . . . . . . . . . . . . . . . . . . .	785,000	847,426
Lloyds Banking Group PLC (United Kingdom),
3.75%, 01/11/2027 . . . . . . . . . . . . . . . . . . . .	850,000	922,108
Manufacturers and Traders Trust Co., 3.40%,
08/17/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	250,000	276,801
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027 . . . . . . . . . . . . . . . . . . . .	608,000	671,833
3.29%, 07/25/2027 . . . . . . . . . . . . . . . . . . . .	608,000	658,196
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027 . . . . . . . . . . . . . . . . . . . .	200,000	220,296
3.17%, 09/11/2027 . . . . . . . . . . . . . . . . . . . .	700,000	755,220
PNC Bank N.A., 3.10%, 10/25/2027 . . . . . . . .	600,000	647,536
PNC Financial Services Group, Inc. (The),
3.15%, 05/19/2027 . . . . . . . . . . . . . . . . . . . .	354,000	378,569
	Principal
	Amount	Value
Banks-(continued)
Santander Holdings USA, Inc., 4.40%,
07/13/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 608,000	$667,267
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027 . . . . . . . . . . . . . . . . . . . .	915,000	999,777
3.36%, 07/12/2027 . . . . . . . . . . . . . . . . . . . .	1,053,000	1,153,294
3.35%, 10/18/2027 . . . . . . . . . . . . . . . . . . . .	519,000	569,398
U.S. Bancorp, Series X, 3.15%, 04/27/2027 . .	866,000	948,539
Wells Fargo & Co., 4.30%, 07/22/2027 . . . . . .	1,582,000	1,775,533
		20,682,697
Beverages-1.17%
Coca-Cola Co. (The), 2.90%, 05/25/2027 . . . .	275,000	300,998
Constellation Brands, Inc., 3.50%,
05/09/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	275,000	297,159
PepsiCo, Inc., 3.00%, 10/15/2027 . . . . . . . . . .	1,115,000	1,216,371
		1,814,528
Biotechnology-1.14%
Amgen, Inc., 3.20%, 11/02/2027 . . . . . . . . . . .	735,000	804,042
Gilead Sciences, Inc., 2.95%, 03/01/2027 . . . .	903,000	964,395
		1,768,437
Capital Markets-6.56%
Bank of New York Mellon Corp. (The), 3.25%,
05/16/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	653,000	712,765
BlackRock, Inc., 3.20%, 03/15/2027 . . . . . . . .	438,000	484,546
Cboe Global Markets, Inc., 3.65%,
01/12/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	353,000	392,214
Charles Schwab Corp. (The), 3.20%,
03/02/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	354,000	386,160
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027 . . . . . . . . . . . . . . . . . . . .	631,000	773,949
3.85%, 01/26/2027 . . . . . . . . . . . . . . . . . . . .	2,075,000	2,280,880
Jefferies Group LLC/Jefferies Group Capital
Finance, Inc., 4.85%, 01/15/2027 . . . . . . . .	666,000	738,448
Morgan Stanley
3.63%, 01/20/2027 . . . . . . . . . . . . . . . . . . . .	1,923,000	2,105,265
3.95%, 04/23/2027 . . . . . . . . . . . . . . . . . . . .	1,346,000	1,477,020
S&P Global, Inc., 2.95%, 01/22/2027. . . . . . . .	281,000	301,109
TD Ameritrade Holding Corp., 3.30%,
04/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	443,000	480,587
		10,132,943
Chemicals-1.72%
Ecolab, Inc., 3.25%, 12/01/2027 . . . . . . . . . . .	274,000	303,602
LYB International Finance II B.V., 3.50%,
03/02/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	619,000	672,499
Mosaic Co. (The), 4.05%, 11/15/2027. . . . . . .	438,000	463,797
Sherwin-Williams Co. (The), 3.45%,
06/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,110,000	1,210,932
		2,650,830
Commercial Services & Supplies-1.29%
Cintas Corp. No. 2, 3.70%, 04/01/2027 . . . . .	735,000	829,563
Republic Services, Inc., 3.38%, 11/15/2027 . .	437,000	482,617
Waste Management, Inc., 3.15%,
11/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	632,000	681,346
		1,993,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Communications Equipment-0.19%
Nokia OYJ (Finland), 4.38%, 06/12/2027 . . . .	$276,000	$291,644
Construction Materials-0.25%
Martin Marietta Materials, Inc., 3.50%,
12/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	350,000	384,294
Consumer Finance-2.45%
American Express Credit Corp., 3.30%,
05/03/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,436,000	1,577,642
Capital One Financial Corp., 3.75%,
03/09/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	965,000	1,052,525
Discover Financial Services, 4.10%,
02/09/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	535,000	585,277
Synchrony Financial, 3.95%, 12/01/2027 . . . .	535,000	574,870
		3,790,314
Containers & Packaging-0.57%
International Paper Co., 3.00%, 02/15/2027 .	535,000	574,752
Packaging Corp. of America, 3.40%,
12/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	277,000	304,672
		879,424
Diversified Financial Services-0.23%
ORIX Corp. (Japan), 3.70%, 07/18/2027. . . . .	328,000	361,247
Diversified Telecommunication Services-4.17%
AT&T, Inc.
3.80%, 02/15/2027 . . . . . . . . . . . . . . . . . . . .	640,000	702,235
4.25%, 03/01/2027 . . . . . . . . . . . . . . . . . . . .	1,068,000	1,204,529
Telefonica Emisiones S.A. (Spain), 4.10%,
03/08/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	800,000	889,249
TELUS Corp. (Canada)
2.80%, 02/16/2027 . . . . . . . . . . . . . . . . . . . .	578,000	612,720
3.70%, 09/15/2027 . . . . . . . . . . . . . . . . . . . .	354,000	394,095
Verizon Communications, Inc., 4.13%,
03/16/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,317,000	2,637,841
		6,440,669
Electric Utilities-3.49%
	Principal
	Amount	Value
Energy Equipment & Services-0.58%
Baker Hughes, a GE Co. LLC/Baker Hughes
Co-Obligor, Inc., 3.34%, 12/15/2027 . . . . . .	$ 854,000	$897,938
Entertainment-0.38%
TWDC Enterprises 18 Corp., 2.95%,
06/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . .	535,000	585,624
Equity REITs-4.67%
American Tower Corp.
2.75%, 01/15/2027 . . . . . . . . . . . . . . . . . . . .	489,000	504,890
3.55%, 07/15/2027 . . . . . . . . . . . . . . . . . . . .	614,000	664,589
Crown Castle International Corp.
4.00%, 03/01/2027 . . . . . . . . . . . . . . . . . . . .	243,000	269,237
3.65%, 09/01/2027 . . . . . . . . . . . . . . . . . . . .	535,000	583,533
Digital Realty Trust L.P., 3.70%, 08/15/2027 .	533,000	586,254
Healthcare Trust of America Holdings L.P.,
3.75%, 07/01/2027 . . . . . . . . . . . . . . . . . . . .	354,000	391,332
Mid-America Apartments L.P., 3.60%,
06/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	518,000	565,857
Omega Healthcare Investors, Inc., 4.50%,
04/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	543,000	605,512
Public Storage, 3.09%, 09/15/2027 . . . . . . . . .	245,000	265,266
Realty Income Corp., 3.00%, 01/15/2027 . . . .	354,000	380,019
Regency Centers L.P., 3.60%, 02/01/2027 . . .	354,000	387,885
Simon Property Group L.P.
3.38%, 06/15/2027 . . . . . . . . . . . . . . . . . . . .	631,000	692,058
3.38%, 12/01/2027 . . . . . . . . . . . . . . . . . . . .	518,000	569,707
VEREIT Operating Partnership L.P., 3.95%,
08/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	354,000	390,912
Welltower, Inc., 2.70%, 02/15/2027. . . . . . . . .	342,000	356,776
		7,213,827
Food & Staples Retailing-1.27%
Costco Wholesale Corp., 3.00%, 05/18/2027 .	672,000	731,550
Kroger Co. (The), 3.70%, 08/01/2027 . . . . . . .	353,000	393,146
Sysco Corp., 3.25%, 07/15/2027 . . . . . . . . . . .	443,000	483,624
Walmart, Inc., 5.88%, 04/05/2027 . . . . . . . . . .	274,000	348,979
American Electric Power Co., Inc., 3.20%,					1,957,299
11/13/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	278,000	299,535	Food Products-1.96%
Duke Energy Corp., 3.15%, 08/15/2027 . . . . .	438,000	470,193	Bunge Ltd. Finance Corp., 3.75%,
Duke Energy Florida LLC, 3.20%,			09/25/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	354,000	374,110
01/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	354,000	385,278	General Mills, Inc., 3.20%, 02/10/2027 . . . . . .	443,000	480,284
Edison International, 5.75%, 06/15/2027 . . . .	489,000	579,038	JM Smucker Co. (The), 3.38%, 12/15/2027 . .	277,000	301,135
FirstEnergy Corp., Series B, 3.90%,			Kellogg Co., 3.40%, 11/15/2027 . . . . . . . . . . .	354,000	385,282
07/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,155,000	1,280,749	McCormick & Co., Inc., 3.40%, 08/15/2027. . .	443,000	483,903
ITC Holdings Corp., 3.35%, 11/15/2027 . . . . .	278,000	300,948	Tyson Foods, Inc., 3.55%, 06/02/2027 . . . . . .	913,000	1,000,045
NextEra Energy Capital Holdings, Inc., 3.55%,					3,024,759
05/01/2027	959,000	1,043,559
			Gas Utilities-0.19%
NSTAR Electric Co., 3.20%, 05/15/2027 . . . . .	443,000	481,795
			Atmos Energy Corp., 3.00%, 06/15/2027 . .	279,000	299,752
Virginia Electric & Power Co., Series A, 3.50%,
			Health Care Equipment & Supplies-1.21%
03/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	492,000	543,073
		5,384,168	Becton, Dickinson and Co., 3.70%,
			06/06/2027	1,248,000	1,378,290
Electronic Equipment, Instruments & Components-0.59%
			Medtronic Global Holdings S.C.A., 3.35%,
Keysight Technologies, Inc., 4.60%,
			04/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . .	443,000	490,673
04/06/2027	543,000	621,401
					1,868,963
Tech Data Corp., 4.95%, 02/15/2027 . . . . . . .	278,000	293,095
			Health Care Providers & Services-4.35%
		914,496
			AmerisourceBergen Corp., 3.45%,

			12/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	443,000	480,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Health Care Providers & Services-(continued)
Anthem, Inc., 3.65%, 12/01/2027 . . . . . . . . . .	$ 978,000	$ 1,070,780
Cardinal Health, Inc., 3.41%, 06/15/2027 . . . .	965,000	1,028,788
HCA, Inc., 4.50%, 02/15/2027 . . . . . . . . . . . . .	875,000	969,085
Humana, Inc., 3.95%, 03/15/2027 . . . . . . . . . .	353,000	391,122
Kaiser Foundation Hospitals, 3.15%,
05/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	275,000	300,387
Laboratory Corp. of America Holdings, 3.60%,
09/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	354,000	388,678
SSM Health Care Corp., Series A, 3.82%,
06/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	353,000	392,138
UnitedHealth Group, Inc.
3.45%, 01/15/2027 . . . . . . . . . . . . . . . . . . . .	672,000	735,445
3.38%, 04/15/2027 . . . . . . . . . . . . . . . . . . . .	354,000	385,743
2.95%, 10/15/2027 . . . . . . . . . . . . . . . . . . . .	535,000	570,983
		6,713,209
Hotels, Restaurants & Leisure-0.70%
	Principal
	Amount	Value
Machinery-1.07%
CNH Industrial N.V. (United Kingdom), 3.85%,
11/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 276,000	$294,525
Eaton Corp., 3.10%, 09/15/2027 . . . . . . . . . . .	614,000	670,497
John Deere Capital Corp., 2.80%,
09/08/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	280,000	302,123
Parker-Hannifin Corp., 3.25%, 03/01/2027. . .	354,000	383,793
		1,650,938
Media-1.42%
Comcast Corp.
2.35%, 01/15/2027 . . . . . . . . . . . . . . . . . . . .	1,015,000	1,049,750
3.30%, 02/01/2027 . . . . . . . . . . . . . . . . . . . .	715,000	778,068
ViacomCBS, Inc., 2.90%, 01/15/2027 . . . . . . .	354,000	363,310
		2,191,128
Multiline Retail-0.25%
Dollar General Corp., 3.88%, 04/15/2027 . . . .	353,000	393,675
Darden Restaurants, Inc., 3.85%,			Multi-Utilities-0.99%
05/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	274,000	300,562	DTE Energy Co., 3.80%, 03/15/2027 . . . . . . . .	354,000	386,427
McDonald's Corp., 3.50%, 03/01/2027 . . . . . .	721,000	788,459	NiSource, Inc., 3.49%, 05/15/2027 . . . . . . . . .	619,000	674,930
			Sempra Energy, 3.25%, 06/15/2027	438,000	468,490
		1,089,021

Household Durables-0.58%	1,529,847

Leggett & Platt, Inc., 3.50%, 11/15/2027 . . . .	278,000	300,942
Lennar Corp., 4.75%, 11/29/2027 . . . . . . . . . .	527,000	587,921
		888,863
Household Products-0.44%
Procter & Gamble Co. (The), 2.85%,
08/11/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	614,000	675,467
Industrial Conglomerates-0.61%
3M Co., 2.88%, 10/15/2027 . . . . . . . . . . . . . . .	527,000	558,371
Carlisle Cos., Inc., 3.75%, 12/01/2027. . . . . . .	354,000	390,560
		948,931
Insurance-1.63%
American Equity Investment Life Holding Co.,
5.00%, 06/15/2027 . . . . . . . . . . . . . . . . . . . .	274,000	303,595
Aon Corp., 8.21%, 01/01/2027 . . . . . . . . . . . . .	300,000	388,000
Brighthouse Financial, Inc., 3.70%,
06/22/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,120,000	1,159,737
CNA Financial Corp., 3.45%, 08/15/2027 . . . .	275,000	298,303
Progressive Corp. (The), 2.45%, 01/15/2027 .	343,000	361,096
		2,510,731
Internet & Direct Marketing Retail-2.25%
Amazon.com, Inc., 3.15%, 08/22/2027 . . . . . .	2,446,000	2,684,248
eBay, Inc., 3.60%, 06/05/2027 . . . . . . . . . . . . .	721,000	787,241
		3,471,489
IT Services-0.59%
International Business Machines Corp., 3.30%,
01/27/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,000	438,734
Visa, Inc., 2.75%, 09/15/2027 . . . . . . . . . . . . .	438,000	467,146
		905,880
Leisure Products-0.19%
Hasbro, Inc., 3.50%, 09/15/2027 . . . . . . . . . . .	283,000	296,170
Life Sciences Tools & Services-0.31%
Thermo Fisher Scientific, Inc., 3.20%,
08/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	443,000	480,057
Oil, Gas & Consumable Fuels-9.05%
Boardwalk Pipelines L.P., 4.45%,
07/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	442,000	464,172
BP Capital Markets PLC (United Kingdom)
3.02%, 01/16/2027 . . . . . . . . . . . . . . . . . . . .	260,000	272,360
3.59%, 04/14/2027 . . . . . . . . . . . . . . . . . . . .	137,000	147,149
3.28%, 09/19/2027 . . . . . . . . . . . . . . . . . . . .	1,095,000	1,177,981
Canadian Natural Resources Ltd. (Canada),
3.85%, 06/01/2027 . . . . . . . . . . . . . . . . . . . .	944,000	1,003,870
Cenovus Energy, Inc. (Canada), 4.25%,
04/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	535,000	574,222
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	978,000	1,092,439
Cimarex Energy Co., 3.90%, 05/15/2027 . . . .	614,000	637,305
Concho Resources, Inc., 3.75%, 10/01/2027 .	535,000	556,562
Enable Midstream Partners L.P., 4.40%,
03/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	354,000	353,856
Enbridge, Inc. (Canada), 3.70%, 07/15/2027 .	354,000	385,519
Energy Transfer Operating L.P., 4.20%,
04/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	354,000	381,014
Enterprise Products Operating LLC, 3.95%,
02/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	353,000	390,920
EQT Corp., 3.90%, 10/01/2027(b) . . . . . . . . . .	954,000	615,330
Hess Corp., 4.30%, 04/01/2027 . . . . . . . . . . . .	589,000	624,069
Marathon Oil Corp., 4.40%, 07/15/2027 . . . . .	535,000	585,475
MPLX L.P., 4.13%, 03/01/2027 . . . . . . . . . . . .	713,000	765,462
Occidental Petroleum Corp., 3.00%,
02/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	654,000	649,423
ONEOK, Inc., 4.00%, 07/13/2027. . . . . . . . . . .	354,000	385,529
Sabine Pass Liquefaction LLC, 5.00%,
03/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	898,000	993,459
Sunoco Logistics Partners Operations L.P.,
4.00%, 10/01/2027 . . . . . . . . . . . . . . . . . . . .	443,000	464,334
TC PipeLines L.P., 3.90%, 05/25/2027 . . . . . .	354,000	377,926
Williams Cos., Inc. (The), 3.75%, 06/15/2027 .	1,024,000	1,075,447
		13,973,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Personal Products-0.62%
Estee Lauder Cos., Inc. (The), 3.15%,
03/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 274,000	$302,848
Unilever Capital Corp. (United Kingdom),
2.90%, 05/05/2027 . . . . . . . . . . . . . . . . . . . .	600,000	648,695
		951,543
Pharmaceuticals-2.20%
AstraZeneca PLC (United Kingdom), 3.13%,
06/12/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	654,000	710,092
Bristol-Myers Squibb Co., 3.25%,
02/27/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	353,000	391,348
Eli Lilly and Co., 3.10%, 05/15/2027 . . . . . . . .	354,000	387,093
Johnson & Johnson, 2.95%, 03/03/2027 . . . .	785,000	857,413
Novartis Capital Corp. (Switzerland), 3.10%,
05/17/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	535,000	583,203
Zoetis, Inc., 3.00%, 09/12/2027 . . . . . . . . . . . .	443,000	476,517
		3,405,666
Road & Rail-0.97%
Burlington Northern Santa Fe LLC, 3.25%,
06/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	353,000	390,396
CSX Corp., 3.25%, 06/01/2027. . . . . . . . . . . . .	681,000	732,528
Union Pacific Corp., 3.00%, 04/15/2027 . . . . .	354,000	379,161
		1,502,085
Semiconductors & Semiconductor Equipment-5.06%
Applied Materials, Inc., 3.30%, 04/01/2027 . .	715,000	784,299
Broadcom Corp./Broadcom Cayman Finance
Ltd., 3.88%, 01/15/2027 . . . . . . . . . . . . . . . .	3,351,000	3,505,012
Intel Corp., 3.15%, 05/11/2027 . . . . . . . . . . . .	813,000	886,146
Maxim Integrated Products, Inc., 3.45%,
06/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	279,000	303,649
Micron Technology, Inc., 4.19%, 02/15/2027 .	658,000	712,947
QUALCOMM, Inc., 3.25%, 05/20/2027 . . . . . .	1,231,000	1,327,884
Texas Instruments, Inc., 2.90%, 11/03/2027 .	277,000	296,422
		7,816,359
Software-4.62%
Autodesk, Inc., 3.50%, 06/15/2027 . . . . . . . . .	354,000	389,459
Citrix Systems, Inc., 4.50%, 12/01/2027. . . . .	492,000	545,343
Microsoft Corp., 3.30%, 02/06/2027 . . . . . . . .	2,787,000	3,089,618
Oracle Corp., 3.25%, 11/15/2027 . . . . . . . . . .	1,878,000	2,065,366
VMware, Inc., 3.90%, 08/21/2027 . . . . . . . . . .	965,000	1,039,355
		7,129,141
Specialty Retail-1.62%
AutoZone, Inc., 3.75%, 06/01/2027. . . . . . . . .	353,000	393,299
Home Depot, Inc. (The), 2.80%, 09/14/2027 .	535,000	570,529
Lowe's Cos., Inc., 3.10%, 05/03/2027 . . . . . . .	877,000	946,915
O'Reilly Automotive, Inc., 3.60%,
09/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	535,000	595,879
		2,506,622
	Principal
	Amount	Value
Technology Hardware, Storage & Peripherals-4.37%
Apple, Inc.
3.35%, 02/09/2027 . . . . . . . . . . . . . . . . . . . .	$1,554,000	$1,713,051
3.20%, 05/11/2027 . . . . . . . . . . . . . . . . . . . .	1,233,000	1,350,747
3.00%, 06/20/2027 . . . . . . . . . . . . . . . . . . . .	674,000	730,518
2.90%, 09/12/2027 . . . . . . . . . . . . . . . . . . . .	1,483,000	1,597,667
3.00%, 11/13/2027 . . . . . . . . . . . . . . . . . . . .	898,000	973,667
Seagate HDD Cayman, 4.88%, 06/01/2027 . .	353,000	376,842
		6,742,492
Textiles, Apparel & Luxury Goods-0.24%
Tapestry, Inc., 4.13%, 07/15/2027. . . . . . . . . .	354,000	373,655
Tobacco-0.19%
Philip Morris International, Inc., 3.13%,
08/17/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	276,000	295,600
Trading Companies & Distributors-1.29%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland), 3.65%,
07/21/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	650,000	670,896
Air Lease Corp.
3.63%, 04/01/2027 . . . . . . . . . . . . . . . . . . . .	354,000	375,757
3.63%, 12/01/2027 . . . . . . . . . . . . . . . . . . . .	328,000	349,927
United Rentals North America, Inc., 3.88%,
11/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	583,000	589,180
		1,985,760
Water Utilities-0.24%
American Water Capital Corp., 2.95%,
09/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . .	350,000	371,911
Total U.S. Dollar Denominated Bonds & Notes
(Cost $144,996,487). . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	152,803,967
	Shares
Money Market Funds-0.22%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(c)
(Cost $338,750). . . . . . . . . . . . . . . . . . . . . . . .	338,750	338,750
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-99.16%
(Cost $145,335,237). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	153,142,717
Investments Purchased with Cash Collateral
from Securities on Loan
Money Market Funds-0.51%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(c)(d) . . . . . . . . . . . . .	586,874	586,874
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(c)(d) . . . . . . . . . . . . . . . . . . . . . . .	195,529	195,627
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $782,481). . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	782,501
TOTAL INVESTMENTS IN SECURITIES-99.67%
(Cost $146,117,718). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	153,925,218
OTHER ASSETS LESS LIABILITIES-0.33% . . . . . .	. . . . . . . . . . .	511,950
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$154,437,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)

February 29, 2020

(Unaudited)

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	24.51
Information Technology	15.42

Energy	9.63
Health Care	9.21

Consumer Discretionary	8.67
Industrials	8.01

Communication Services	5.97
Consumer Staples	5.65

Utilities	4.91
Real Estate	4.42

Materials	2.54
Money Market Funds Plus Other Assets
Less Liabilities	1.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.36%
Aerospace & Defense-5.06%
General Dynamics Corp., 3.75%, 05/15/2028 . $	581,000	$660,237
L3Harris Technologies, Inc., 4.40%,
06/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	641,000	744,391
Northrop Grumman Corp., 3.25%,
01/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,318,000	1,423,231
Spirit AeroSystems, Inc., 4.60%,
06/15/2028(b) . . . . . . . . . . . . . . . . . . . . . . . . .	386,000	383,702
United Technologies Corp., 4.13%,
11/16/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,090,000	2,450,403
		5,661,964
Air Freight & Logistics-0.76%
C.H. Robinson Worldwide, Inc., 4.20%,
04/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	384,000	434,668
FedEx Corp., 3.40%, 02/15/2028 . . . . . . . . . . .	389,000	417,142
		851,810
Airlines-0.32%
Delta Air Lines, Inc., 4.38%, 04/19/2028. . . . .	335,000	355,164
Automobiles-2.41%
American Honda Finance Corp., 3.50%,
02/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	550,000	615,158
Ford Motor Co., 6.63%, 10/01/2028 . . . . . . . .	641,000	739,175
General Motors Co., 5.00%, 10/01/2028 . . . . .	581,000	632,532
Toyota Motor Corp. (Japan), 3.67%,
07/20/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	327,000	377,311
Toyota Motor Credit Corp., 3.05%,
01/11/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	301,000	330,545
		2,694,721
Banks-11.41%
Banco Santander S.A. (Spain)
3.80%, 02/23/2028 . . . . . . . . . . . . . . . . . . . .	200,000	216,434
4.38%, 04/12/2028 . . . . . . . . . . . . . . . . . . . .	1,000,000	1,131,695
Barclays PLC (United Kingdom)
4.34%, 01/10/2028 . . . . . . . . . . . . . . . . . . . .	200,000	220,098
4.84%, 05/09/2028 . . . . . . . . . . . . . . . . . . . .	1,000,000	1,099,168
Citigroup, Inc., 4.13%, 07/25/2028 . . . . . . . . .	1,443,000	1,607,036
Fifth Third Bancorp, 3.95%, 03/14/2028. . . . .	448,000	512,966
KeyCorp, 4.10%, 04/30/2028 . . . . . . . . . . . . . .	645,000	737,304
Lloyds Banking Group PLC (United Kingdom),
4.38%, 03/22/2028 . . . . . . . . . . . . . . . . . . . .	925,000	1,036,374
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028 . . . . . . . . . . . . . . . . . . . .	932,000	1,052,627
4.05%, 09/11/2028 . . . . . . . . . . . . . . . . . . . .	787,000	893,519
Mizuho Financial Group, Inc. (Japan), 4.02%,
03/05/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,025,000	1,170,332
PNC Bank N.A.
3.25%, 01/22/2028 . . . . . . . . . . . . . . . . . . . .	250,000	271,333
4.05%, 07/26/2028 . . . . . . . . . . . . . . . . . . . .	950,000	1,081,254
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.54%, 01/17/2028 . . . . . . . . . . . . . . . . . . . .	523,000	578,536
3.94%, 07/19/2028 . . . . . . . . . . . . . . . . . . . .	422,000	479,866
U.S. Bancorp, 3.90%, 04/26/2028 . . . . . . . . . .	581,000	680,760
		12,769,302
	Principal
	Amount	Value
Beverages-2.86%
Anheuser-Busch InBev Worldwide, Inc.
(Belgium), 4.00%, 04/13/2028(b) . . . . . . . . .	$1,965,000	$ 2,220,094
Constellation Brands, Inc., 3.60%,
02/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	482,000	519,165
Diageo Capital PLC (United Kingdom), 3.88%,
05/18/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,000	459,096
		3,198,355
Capital Markets-2.69%
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028 . . . . . . . . . . . . . . . . . . . .	645,000	710,451
3.85%, 04/28/2028 . . . . . . . . . . . . . . . . . . . .	581,000	665,122
3.00%, 10/30/2028 . . . . . . . . . . . . . . . . . . . .	335,000	357,362
Charles Schwab Corp. (The), 3.20%,
01/25/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	482,000	526,211
CME Group, Inc., 3.75%, 06/15/2028 . . . . . . .	331,000	377,433
Northern Trust Corp., 3.65%, 08/03/2028 . . .	330,000	376,753
		3,013,332
Chemicals-0.49%
PPG Industries, Inc., 3.75%, 03/15/2028(b) . . .	482,000	543,035
Commercial Services & Supplies-0.49%
Republic Services, Inc., 3.95%, 05/15/2028 . .	482,000	553,450
Communications Equipment-0.49%
Motorola Solutions, Inc., 4.60%, 02/23/2028 .	482,000	545,040
Construction & Engineering-0.33%
Fluor Corp., 4.25%, 09/15/2028(b) . . . . . . . . . .	389,000	364,762
Consumer Finance-1.67%
Capital One Financial Corp., 3.80%,
01/31/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,069,000	1,168,061
Discover Bank, 4.65%, 09/13/2028 . . . . . . . . .	600,000	704,823
		1,872,884
Containers & Packaging-0.38%
WRKCo Inc., 4.00%, 03/15/2028 . . . . . . . . . . .	389,000	430,161
Diversified Financial Services-1.36%
Berkshire Hathaway Energy Co., 3.25%,
04/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	435,000	476,122
Brookfield Finance, Inc. (Canada), 3.90%,
01/25/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	448,000	498,111
National Rural Utilities Cooperative Finance
Corp., 3.40%, 02/07/2028. . . . . . . . . . . . . . .	482,000	541,614
		1,515,847
Electric Utilities-2.95%
Commonwealth Edison Co., 3.70%,
08/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	422,000	478,986
Duke Energy Florida LLC, 3.80%,
07/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	550,000	625,090
Duke Energy Progress LLC, 3.70%,
09/01/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	333,000	378,049
Edison International, 4.13%, 03/15/2028 . . . .	389,000	424,853
Southwestern Electric Power Co., Series M,
4.10%, 09/15/2028 . . . . . . . . . . . . . . . . . . . .	300,000	343,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., Series A, 3.80%,
04/01/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 587,000	$664,618
Xcel Energy, Inc., 4.00%, 06/15/2028 . . . . . . .	342,000	389,920
		3,305,482
Electrical Equipment-0.75%
ABB Finance USA, Inc. (Switzerland), 3.80%,
04/03/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	736,000	839,896
Electronic Equipment, Instruments & Components-1.22%
Arrow Electronics, Inc., 3.88%, 01/12/2028 . .	335,000	361,170
Jabil, Inc., 3.95%, 01/12/2028 . . . . . . . . . . . . .	389,000	423,892
Trimble, Inc., 4.90%, 06/15/2028. . . . . . . . . . .	505,000	581,002
		1,366,064
Energy Equipment & Services-0.29%
Patterson-UTI Energy, Inc., 3.95%,
02/01/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	336,000	324,211
Equity REITs-4.99%
American Homes 4 Rent L.P., 4.25%,
02/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	458,000	505,661
American Tower Corp., 3.60%, 01/15/2028 . .	389,000	420,601
Crown Castle International Corp., 3.80%,
02/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	836,000	919,283
Digital Realty Trust L.P., 4.45%, 07/15/2028 .	386,000	443,948
Diversified Healthcare Trust, 4.75%,
02/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	337,000	353,461
ERP Operating L.P., 3.50%, 03/01/2028 . . . . .	389,000	428,186
GLP Capital L.P./GLP Financing II, Inc., 5.75%,
06/01/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	299,000	351,209
Omega Healthcare Investors, Inc., 4.75%,
01/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	501,000	563,818
Realty Income Corp., 3.65%, 01/15/2028 . . . .	389,000	436,832
Ventas Realty L.P., 4.00%, 03/01/2028 . . . . .	549,000	610,470
Welltower, Inc., 4.25%, 04/15/2028. . . . . . . . .	482,000	551,092
	Principal
	Amount	Value
Health Care Providers & Services-(continued)
McKesson Corp., 3.95%, 02/16/2028. . . . . . . .	$362,000	$400,780
UnitedHealth Group, Inc., 3.85%,
06/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	964,000	1,093,410
		10,474,152
Hotels, Restaurants & Leisure-1.59%
McDonald's Corp., 3.80%, 04/01/2028 . . . . . .	708,000	793,088
Starbucks Corp.
3.50%, 03/01/2028 . . . . . . . . . . . . . . . . . . . .	389,000	430,015
4.00%, 11/15/2028 . . . . . . . . . . . . . . . . . . . .	482,000	551,663
		1,774,766
Household Products-0.48%
Clorox Co. (The), 3.90%, 05/15/2028 . . . . . . .	458,000	532,928
Industrial Conglomerates-1.33%
3M Co., 3.63%, 09/14/2028 . . . . . . . . . . . . . . .	566,000	633,488
Roper Technologies, Inc., 4.20%,
09/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	736,000	848,601
		1,482,089
Insurance-1.66%
American International Group, Inc., 4.20%,
04/01/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	482,000	539,827
Lincoln National Corp., 3.80%, 03/01/2028 . .	335,000	375,740
Prudential Financial, Inc., 3.88%,
03/27/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	389,000	438,081
Willis North America, Inc., 4.50%,
09/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	435,000	502,660
		1,856,308
Internet & Direct Marketing Retail-0.95%
Booking Holdings, Inc., 3.55%, 03/15/2028 . .	300,000	328,499
Expedia Group, Inc., 3.80%, 02/15/2028 . . . . .	708,000	728,497
		1,056,996
IT Services-0.30%
		5,584,561
Food & Staples Retailing-2.29%
CVS Pass-Through Trust, 6.04%,
12/10/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	148,355	171,252
Walmart, Inc., 3.70%, 06/26/2028 . . . . . . . . . .	2,101,000	2,388,189
		2,559,441
Food Products-2.75%
Campbell Soup Co., 4.15%, 03/15/2028 . . . . .	787,000	877,841
General Mills, Inc., 4.20%, 04/17/2028 . . . . . .	1,031,000	1,187,443
Kellogg Co., 4.30%, 05/15/2028. . . . . . . . . . . .	386,000	445,562
Mondelez International, Inc., 4.13%,
05/07/2028(b) . . . . . . . . . . . . . . . . . . . . . . . . .	482,000	564,021
		3,074,867
Health Care Equipment & Supplies-1.34%
Boston Scientific Corp., 4.00%, 03/01/2028 . .	581,000	659,560
Edwards Lifesciences Corp., 4.30%,
06/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	352,000	408,112
Stryker Corp., 3.65%, 03/07/2028 . . . . . . . . . .	389,000	431,743
		1,499,415
Health Care Providers & Services-9.36%
Anthem, Inc., 4.10%, 03/01/2028 . . . . . . . . . .	868,000	974,765
Cigna Corp., 4.38%, 10/15/2028 . . . . . . . . . . .	2,623,000	2,988,993
CVS Health Corp., 4.30%, 03/25/2028 . . . . . .	4,474,000	5,016,204
Mastercard, Inc., 3.50%, 02/26/2028 . . . . . . .	300,000	335,311
Machinery-1.30%
Ingersoll-Rand Global Holding Co. Ltd., 3.75%,
08/21/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	344,000	389,612
Westinghouse Air Brake Technologies Corp.,
4.95%, 09/15/2028 . . . . . . . . . . . . . . . . . . . .	932,000	1,069,923
		1,459,535
Marine-0.38%
Kirby Corp., 4.20%, 03/01/2028. . . . . . . . . . . .	389,000	429,571
Media-4.98%
Charter Communications Operating LLC/
Charter Communications Operating Capital
Corp.
3.75%, 02/15/2028 . . . . . . . . . . . . . . . . . . . .	778,000	830,720
4.20%, 03/15/2028 . . . . . . . . . . . . . . . . . . . .	775,000	845,850
Comcast Corp.
3.15%, 02/15/2028 . . . . . . . . . . . . . . . . . . . .	1,174,000	1,276,210
3.55%, 05/01/2028 . . . . . . . . . . . . . . . . . . . .	836,000	930,599
Discovery Communications LLC, 3.95%,
03/20/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,219,000	1,333,607
ViacomCBS, Inc., 3.38%, 02/15/2028 . . . . . . .	335,000	357,204
		5,574,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Metals & Mining-0.34%
Nucor Corp., 3.95%, 05/01/2028 . . . . . . . . . . .	$ 335,000	$376,789
Multiline Retail-1.27%
Dollar General Corp., 4.13%, 05/01/2028 . . . .	329,000	378,562
Dollar Tree, Inc., 4.20%, 05/15/2028. . . . . . . .	932,000	1,042,433
		1,420,995
Multi-Utilities-0.76%
Sempra Energy, 3.40%, 02/01/2028 . . . . . . . .	794,000	854,898
Oil, Gas & Consumable Fuels-11.37%
Apache Corp., 4.38%, 10/15/2028 . . . . . . . . .	708,000	745,664
BP Capital Markets PLC (United Kingdom),
3.72%, 11/28/2028 . . . . . . . . . . . . . . . . . . . .	688,000	766,887
Concho Resources, Inc., 4.30%, 08/15/2028 .	708,000	770,781
Continental Resources, Inc., 4.38%,
01/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	708,000	691,045
Enable Midstream Partners L.P., 4.95%,
05/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	500,000	498,721
Energy Transfer Operating L.P., 4.95%,
06/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	708,000	781,223
EQM Midstream Partners L.P., 5.50%,
07/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	680,000	570,350
Equinor ASA (Norway), 3.63%, 09/10/2028 . .	794,000	897,228
Kinder Morgan, Inc., 4.30%, 03/01/2028 . . . .	1,031,000	1,151,143
MPLX L.P., 4.00%, 03/15/2028 . . . . . . . . . . . .	775,000	816,836
Noble Energy, Inc., 3.85%, 01/15/2028. . . . . .	501,000	519,269
ONEOK, Inc., 4.55%, 07/15/2028. . . . . . . . . . .	482,000	540,250
Phillips 66, 3.90%, 03/15/2028 . . . . . . . . . . . .	482,000	531,982
Phillips 66 Partners L.P., 3.75%, 03/01/2028.	301,000	324,809
Sabine Pass Liquefaction LLC, 4.20%,
03/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	903,000	958,999
TransCanada PipeLines Ltd. (Canada), 4.25%,
05/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,110,000	1,244,450
Valero Energy Corp., 4.35%, 06/01/2028 . . . .	482,000	542,720
Valero Energy Partners L.P., 4.50%,
03/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	330,000	370,763
		12,723,120
Personal Products-0.90%
Unilever Capital Corp. (United Kingdom),
3.50%, 03/22/2028(b). . . . . . . . . . . . . . . . . . .	900,000	1,006,305
Pharmaceuticals-6.44%
Elanco Animal Health, Inc., 5.65%,
08/28/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	389,000	446,168
GlaxoSmithKline Capital, Inc. (United
Kingdom), 3.88%, 05/15/2028 . . . . . . . . . . .	1,219,000	1,399,181
Johnson & Johnson, 2.90%, 01/15/2028 . . . .	1,031,000	1,124,653
Pfizer, Inc., 3.60%, 09/15/2028 . . . . . . . . . . . .	787,000	898,640
Pharmacia LLC, 6.60%, 12/01/2028 . . . . . . . .	525,000	716,450
Sanofi (France), 3.63%, 06/19/2028 . . . . . . . .	581,000	668,596
Takeda Pharmaceutical Co. Ltd. (Japan),
5.00%, 11/26/2028 . . . . . . . . . . . . . . . . . . . .	1,100,000	1,344,563
Zoetis, Inc., 3.90%, 08/20/2028 . . . . . . . . . . . .	527,000	603,109
		7,201,360
Road & Rail-2.05%
Principal
Amount
Road & Rail-(continued)
CSX Corp., 3.80%, 03/01/2028. . . . . . . . . . . . .	$ 482,000
Union Pacific Corp., 3.95%, 09/10/2028 . . . . .	1,075,000
Semiconductors & Semiconductor Equipment-0.85%
Broadcom Corp./Broadcom Cayman Finance
Ltd., 3.50%, 01/15/2028 . . . . . . . . . . . . . . . .	926,000
Software-1.03%
salesforce.com, inc., 3.70%, 04/11/2028 . . . .	1,017,000
Specialty Retail-0.31%
O'Reilly Automotive, Inc., 4.35%,
06/01/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	299,000
Tobacco-0.37%
Philip Morris International, Inc., 3.13%,
03/02/2028(b) . . . . . . . . . . . . . . . . . . . . . . . . .	389,000
Trading Companies & Distributors-0.28%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland), 3.88%,
01/23/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	300,000
Water Utilities-0.39%
American Water Capital Corp., 3.75%,
09/01/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .	389,000
Wireless Telecommunication Services-2.37%
Vodafone Group PLC (United Kingdom),
4.38%, 05/30/2028 . . . . . . . . . . . . . . . . . . . .	2,304,000
Total U.S. Dollar Denominated Bonds & Notes
(Cost $104,912,155). . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .
Shares
Money Market Funds-0.59%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(c)
(Cost $664,771). . . . . . . . . . . . . . . . . . . . . . . .	664,771

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-98.95%

(Cost $105,576,926). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.28%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(c)(d) . . . . . . . . . . . . .	1,915,309
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(c)(d) . . . . . . . . . . . . . . . . . . . . . . .	638,107

Total Investments Purchased with Cash Collateral from Securities on Loan

(Cost $2,553,682) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

TOTAL INVESTMENTS IN SECURITIES-101.23%

(Cost $108,130,608). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

OTHER ASSETS LESS LIABILITIES-(1.23)% . . . . . . . . . . . . . . .

Value

$537,709

1,225,364

2,287,527

953,542

1,150,893

345,234

415,045

316,443

436,007

2,649,114

110,036,882

664,771

110,701,653

1,915,309

638,426

2,553,735

113,255,388

(1,380,782)

Canadian Pacific Railway Co. (Canada),		NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
4.00%, 06/01/2028 . . . . . . . . . . . . . . . . . . . .	454,000	524,454

$111,874,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)

February 29, 2020

(Unaudited)

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	18.79
Health Care	17.14

Industrials	13.05
Energy	11.66

Consumer Staples	9.65
Communication Services	7.35

Consumer Discretionary	6.53
Real Estate	4.99

Utilities	4.10
Information Technology	3.89

Materials	1.21
Money Market Funds Plus Other Assets
Less Liabilities	1.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.81%
Aerospace & Defense-1.02%
Boeing Co. (The), 3.20%, 03/01/2029. . . . . . . . . .	$ 77,000	$82,450
United Technologies Corp., 7.50%, 09/15/2029 .	74,000	107,778
		190,228
Air Freight & Logistics-0.45%
United Parcel Service, Inc., 3.40%, 03/15/2029. .	77,000	84,938
Airlines-0.42%
Delta Air Lines, Inc., 3.75%, 10/28/2029(b) . . . . .	77,000	77,892
Automobiles-1.11%
General Motors Financial Co., Inc., 5.65%,
01/17/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,000	44,623
Toyota Motor Corp. (Japan), 2.76%,
07/02/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	162,643
		207,266
Banks-6.20%
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029 . . . . . . . . . . . . . . . . . . . . . . .	150,000	168,422
3.20%, 07/18/2029 . . . . . . . . . . . . . . . . . . . . . . .	200,000	214,579
PNC Financial Services Group, Inc. (The), 3.45%,
04/23/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	165,713
Sumitomo Mitsui Financial Group, Inc. (Japan),
3.04%, 07/16/2029 . . . . . . . . . . . . . . . . . . . . . . .	200,000	212,787
Truist Financial Corp., 3.88%, 03/19/2029 . . . . . .	83,000	94,974
Wells Fargo & Co., 4.15%, 01/24/2029 . . . . . . . . .	263,000	303,473
		1,159,948
Beverages-3.83%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.75%, 01/23/2029 . . . . . . . . . . . . . . . . . . . . . . .	450,000	533,706
Coca-Cola Co. (The), 2.13%, 09/06/2029 . . . . . . .	77,000	78,764
PepsiCo, Inc., 7.00%, 03/01/2029 . . . . . . . . . . . . .	74,000	104,262
		716,732
Building Products-0.44%
Fortune Brands Home & Security, Inc., 3.25%,
09/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	82,192
Capital Markets-2.68%
Bank of New York Mellon Corp. (The), 3.30%,
08/23/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	84,342
BlackRock, Inc., 3.25%, 04/30/2029 . . . . . . . . . . .	77,000	85,073
Charles Schwab Corp. (The)
4.00%, 02/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	75,000	86,693
3.25%, 05/22/2029 . . . . . . . . . . . . . . . . . . . . . . .	150,000	165,337
S&P Global, Inc., 2.50%, 12/01/2029 . . . . . . . . . .	77,000	79,925
		501,370
Chemicals-3.41%
Dow Chemical Co. (The), 7.38%, 11/01/2029 . . .	150,000	206,251
Huntsman International LLC, 4.50%,
05/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	120,000	132,302
Methanex Corp. (Canada), 5.25%, 12/15/2029 . .	77,000	82,045
Rohm & Haas Co., 7.85%, 07/15/2029 . . . . . . . . .	100,000	136,212
Sherwin-Williams Co. (The), 2.95%, 08/15/2029 .	77,000	80,821
		637,631
	Principal
	Amount	Value
Commercial Services & Supplies-0.91%
Waste Connections, Inc., 3.50%, 05/01/2029 . . .	$ 77,000	$85,520
Waste Management, Inc., 3.45%, 06/15/2029 . . .	77,000	85,266
		170,786
Communications Equipment-0.90%
Juniper Networks, Inc., 3.75%, 08/15/2029. . . . .	77,000	83,409
Motorola Solutions, Inc., 4.60%, 05/23/2029 . . . .	75,000	86,108
		169,517
Consumer Finance-0.46%
Synchrony Financial, 5.15%, 03/19/2029 . . . . . . .	74,000	86,394
Containers & Packaging-0.94%
WRKCo Inc., 4.90%, 03/15/2029 . . . . . . . . . . . . . .	150,000	176,094
Diversified Financial Services-1.39%
Brookfield Finance, Inc. (Canada), 4.85%,
03/29/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	74,000	88,060
Lazard Group LLC, 4.38%, 03/11/2029 . . . . . . . .	75,000	84,587
MidAmerican Energy Co., 3.65%, 04/15/2029 . . .	77,000	87,445
		260,092
Diversified Telecommunication Services-5.08%
AT&T, Inc., 4.35%, 03/01/2029 . . . . . . . . . . . . . . .	300,000	341,976
Verizon Communications, Inc.
3.88%, 02/08/2029 . . . . . . . . . . . . . . . . . . . . . . .	75,000	85,922
4.02%, 12/03/2029 . . . . . . . . . . . . . . . . . . . . . . .	450,000	523,132
		951,030
Electric Utilities-4.44%
Avangrid, Inc., 3.80%, 06/01/2029 . . . . . . . . . . . .	150,000	166,829
Duke Energy Corp., 3.40%, 06/15/2029 . . . . . . . .	77,000	84,774
Duke Energy Florida LLC, 2.50%, 12/01/2029. . .	77,000	80,325
Duke Energy Progress LLC, 3.45%, 03/15/2029 .	77,000	86,092
Evergy, Inc., 2.90%, 09/15/2029 . . . . . . . . . . . . . .	77,000	79,636
Nevada Power Co., Series CC, 3.70%,
05/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	87,373
NextEra Energy Capital Holdings, Inc., 2.75%,
11/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	113,000	118,308
Southern California Edison Co., Series A, 4.20%,
03/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75,000	86,775
Virginia Electric & Power Co., Series A, 2.88%,
07/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,000	41,763
		831,875
Electronic Equipment, Instruments & Components-0.90%
Amphenol Corp., 4.35%, 06/01/2029 . . . . . . . . . .	75,000	86,198
Keysight Technologies, Inc., 3.00%, 10/30/2029.	77,000	81,507
		167,705
Energy Equipment & Services-0.42%
Baker Hughes, a GE Co. LLC/Baker Hughes
Co-Obligor, Inc., 3.14%, 11/07/2029. . . . . . . . .	77,000	79,077
Entertainment-1.27%
RELX Capital, Inc. (United Kingdom), 4.00%,
03/18/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75,000	85,900
Walt Disney Co. (The), 2.00%, 09/01/2029 . . . . .	150,000	151,418
		237,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Equity REITs-9.80%
American Tower Corp.
3.95%, 03/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	$ 77,000	$85,393
3.80%, 08/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	150,000	165,567
Boston Properties L.P., 3.40%, 06/21/2029. . . . .	77,000	84,698
Camden Property Trust, 3.15%, 07/01/2029 . . . .	77,000	83,865
Crown Castle International Corp., 4.30%,
02/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75,000	85,839
CyrusOne L.P./CyrusOne Finance Corp., 3.45%,
11/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	78,646
Digital Realty Trust L.P., 3.60%, 07/01/2029. . . .	150,000	165,456
ERP Operating L.P., 3.00%, 07/01/2029. . . . . . . .	77,000	83,176
Essex Portfolio L.P., 4.00%, 03/01/2029 . . . . . . .	75,000	85,501
GLP Capital L.P./GLP Financing II, Inc., 5.30%,
01/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	173,688
Healthpeak Properties, Inc., 3.50%, 07/15/2029 .	77,000	84,832
Omega Healthcare Investors, Inc., 3.63%,
10/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	81,095
Simon Property Group L.P., 2.45%, 09/13/2029 .	150,000	153,122
Ventas Realty L.P., 4.40%, 01/15/2029 . . . . . . . .	75,000	85,877
VEREIT Operating Partnership L.P., 3.10%,
12/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	79,922
Welltower, Inc., 4.13%, 03/15/2029 . . . . . . . . . . .	75,000	85,958
Weyerhaeuser Co., 4.00%, 11/15/2029 . . . . . . . .	150,000	171,426
		1,834,061
Food & Staples Retailing-2.35%
Ahold Finance USA LLC (Netherlands), 6.88%,
05/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	74,000	103,410
Kroger Co. (The), 4.50%, 01/15/2029. . . . . . . . . .	75,000	88,431
Walmart, Inc.
3.25%, 07/08/2029 . . . . . . . . . . . . . . . . . . . . . . .	150,000	167,436
2.38%, 09/24/2029 . . . . . . . . . . . . . . . . . . . . . . .	77,000	80,613
		439,890
Food Products-1.33%
Kraft Heinz Foods Co. (The), 4.63%,
01/30/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	161,964
Tyson Foods, Inc., 4.35%, 03/01/2029 . . . . . . . . .	74,000	87,004
		248,968
Gas Utilities-0.46%
Piedmont Natural Gas Co., Inc., 3.50%,
06/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	86,062
Health Care Equipment & Supplies-0.92%
Boston Scientific Corp., 4.00%, 03/01/2029. . . . .	150,000	172,425

Health Care Providers & Services-3.06%

	Principal
	Amount	Value
Household Durables-0.92%
Leggett & Platt, Inc., 4.40%, 03/15/2029 . . . . . . .	$ 75,000	$85,758
Whirlpool Corp., 4.75%, 02/26/2029 . . . . . . . . . . .	74,000	86,091
		171,849
Household Products-0.46%
Kimberly-Clark Corp., 3.20%, 04/25/2029 . . . . . .	77,000	85,708
Industrial Conglomerates-1.51%
3M Co.
3.38%, 03/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	77,000	84,984
2.38%, 08/26/2029 . . . . . . . . . . . . . . . . . . . . . . .	113,000	116,041
Roper Technologies, Inc., 2.95%, 09/15/2029 . . .	77,000	81,866
		282,891
Insurance-4.16%
American International Group, Inc., 4.25%,
03/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75,000	85,686
Aon Corp., 3.75%, 05/02/2029 . . . . . . . . . . . . . . .	77,000	85,930
CNA Financial Corp., 3.90%, 05/01/2029 . . . . . . .	77,000	88,283
Hartford Financial Services Group, Inc. (The),
2.80%, 08/19/2029 . . . . . . . . . . . . . . . . . . . . . . .	77,000	81,645
Marsh & McLennan Cos., Inc., 4.38%,
03/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	175,043
PartnerRe Finance B LLC, 3.70%, 07/02/2029 . .	77,000	85,793
Principal Financial Group, Inc., 3.70%,
05/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	87,724
Progressive Corp. (The), 4.00%, 03/01/2029. . . .	75,000	88,418
		778,522
IT Services-4.99%
Broadridge Financial Solutions, Inc., 2.90%,
12/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	79,811
Fidelity National Information Services, Inc.,
3.75%, 05/21/2029 . . . . . . . . . . . . . . . . . . . . . . .	77,000	86,906
Fiserv, Inc., 3.50%, 07/01/2029. . . . . . . . . . . . . . .	224,000	245,899
International Business Machines Corp., 3.50%,
05/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	250,000	280,672
Mastercard, Inc., 2.95%, 06/01/2029 . . . . . . . . . .	77,000	83,535
PayPal Holdings, Inc., 2.85%, 10/01/2029 . . . . . .	150,000	157,672
		934,495
Leisure Products-0.43%
Hasbro, Inc., 3.90%, 11/19/2029. . . . . . . . . . . . . .	77,000	81,070
Life Sciences Tools & Services-1.27%
PerkinElmer, Inc., 3.30%, 09/15/2029 . . . . . . . . .	113,000	120,435
Thermo Fisher Scientific, Inc., 2.60%,
10/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	113,000	118,224
Anthem, Inc., 2.88%, 09/15/2029 . . . . . . . . . . . . .	77,000	79,428
CommonSpirit Health, 3.35%, 10/01/2029. . . . . .	77,000	81,860
DH Europe Finance II S.a.r.l., 2.60%,
11/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	80,245
HCA, Inc., 4.13%, 06/15/2029 . . . . . . . . . . . . . . . .	150,000	164,782
Laboratory Corp. of America Holdings, 2.95%,
12/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	80,352
Quest Diagnostics, Inc., 4.20%, 06/30/2029 . . . .	75,000	86,217
		572,884
Hotels, Restaurants & Leisure-0.46%
Starbucks Corp., 3.55%, 08/15/2029 . . . . . . . . . .	77,000	86,420
		238,659
Machinery-1.89%
Deere & Co., 5.38%, 10/16/2029 . . . . . . . . . . . . . .	74,000	96,838
Ingersoll-Rand Luxembourg Finance S.A., 3.80%,
03/21/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	86,699
John Deere Capital Corp., 3.45%, 03/07/2029(b).	77,000	87,220
Parker-Hannifin Corp., 3.25%, 06/14/2029 . . . . .	77,000	83,801
		354,558
Media-1.85%
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp.,
5.05%, 03/30/2029 . . . . . . . . . . . . . . . . . . . . . . .	150,000	173,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Media-(continued)
Discovery Communications LLC, 4.13%,
05/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 77,000	$85,208
ViacomCBS, Inc., 4.20%, 06/01/2029 . . . . . . . . . .	77,000	86,501
		345,701
Multiline Retail-0.67%
Target Corp., 3.38%, 04/15/2029 . . . . . . . . . . . . .	113,000	125,867
Multi-Utilities-0.66%
Dominion Energy Gas Holdings LLC, Series B,
3.00%, 11/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	77,000	80,728
DTE Energy Co., Series C, 3.40%, 06/15/2029 . .	39,000	42,093
		122,821
Oil, Gas & Consumable Fuels-9.85%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029 . . .	77,000	81,883
ConocoPhillips Holding Co., 6.95%, 04/15/2029 .	150,000	204,803
Diamondback Energy, Inc., 3.50%, 12/01/2029. .	150,000	148,398
Enable Midstream Partners L.P., 4.15%,
09/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	73,045
Enbridge, Inc. (Canada), 3.13%, 11/15/2029 . . . .	77,000	79,966
Energy Transfer Operating L.P., 5.25%,
04/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	168,897
Enterprise Products Operating LLC, 3.13%,
07/31/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	157,086
Exxon Mobil Corp., 2.44%, 08/16/2029. . . . . . . . .	150,000	156,386
Husky Energy, Inc. (Canada), 4.40%,
04/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	83,106
MPLX L.P., 4.80%, 02/15/2029(b) . . . . . . . . . . . . .	75,000	83,939
ONEOK, Inc., 4.35%, 03/15/2029 . . . . . . . . . . . . .	77,000	85,993
Phillips 66 Partners L.P., 3.15%, 12/15/2029 . . .	77,000	78,197
Shell International Finance B.V. (Netherlands),
2.38%, 11/07/2029 . . . . . . . . . . . . . . . . . . . . . . .	150,000	153,034
Total Capital International S.A. (France), 3.46%,
02/19/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	166,193
Valero Energy Corp., 4.00%, 04/01/2029. . . . . . .	113,000	122,299
		1,843,225
Paper & Forest Products-0.31%
Georgia-Pacific LLC, 7.75%, 11/15/2029 . . . . . . .	39,000	58,106
Personal Products-0.96%
Estee Lauder Cos., Inc. (The), 2.38%,
12/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	79,587
Unilever Capital Corp. (United Kingdom), 2.13%,
09/06/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	100,488
		180,075
Pharmaceuticals-3.18%
AstraZeneca PLC (United Kingdom), 4.00%,
01/17/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75,000	86,295
Eli Lilly and Co., 3.38%, 03/15/2029 . . . . . . . . . . .	77,000	86,529
GlaxoSmithKline Capital PLC (United Kingdom),
3.38%, 06/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	77,000	85,771
Merck & Co., Inc., 3.40%, 03/07/2029. . . . . . . . . .	150,000	167,774
Pfizer, Inc., 3.45%, 03/15/2029 . . . . . . . . . . . . . . .	150,000	168,226
		594,595
Road & Rail-1.14%
	Principal
	Amount	Value
Semiconductors & Semiconductor Equipment-2.45%
Intel Corp., 2.45%, 11/15/2029 . . . . . . . . . . . . . . .	$ 77,000	$80,173
KLA Corp., 4.10%, 03/15/2029 . . . . . . . . . . . . . . .	75,000	85,540
Lam Research Corp., 4.00%, 03/15/2029. . . . . . .	113,000	128,329
Micron Technology, Inc., 5.33%, 02/06/2029. . . .	75,000	86,231
Texas Instruments, Inc., 2.25%, 09/04/2029 . . . .	77,000	78,849
		459,122
Specialty Retail-2.70%
Home Depot, Inc. (The), 2.95%, 06/15/2029 . . . .	233,000	251,841
Lowe's Cos., Inc., 3.65%, 04/05/2029. . . . . . . . . .	150,000	166,530
O'Reilly Automotive, Inc., 3.90%, 06/01/2029(b) .	77,000	87,731
		506,102
Technology Hardware, Storage & Peripherals-0.82%
Apple, Inc., 2.20%, 09/11/2029 . . . . . . . . . . . . . . .	150,000	153,557
Tobacco-2.71%
Altria Group, Inc., 4.80%, 02/14/2029 . . . . . . . . .	300,000	343,083
BAT Capital Corp. (United Kingdom), 3.46%,
09/06/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	80,814
Philip Morris International, Inc., 3.38%,
08/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,000	84,041
		507,938
Water Utilities-0.23%
American Water Capital Corp., 3.45%,
06/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,000	43,429
Total U.S. Dollar Denominated Bonds & Notes
(Cost $17,802,278) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		18,310,527
	Shares
Money Market Funds-1.22%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(c)
(Cost $228,058) . . . . . . . . . . . . . . . . . . . . . . . . . .	228,058	228,058
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-99.03%
(Cost $18,030,336) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		18,538,585
Investments Purchased with Cash Collateral
from Securities on Loan
Money Market Funds-1.40%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(c)(d) . . . . . . . . . . . . . . .	196,080	196,080
Invesco Liquid Assets Portfolio, Institutional Class,
1.64%(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	65,327	65,360
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $261,433) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		261,440
TOTAL INVESTMENTS IN SECURITIES-100.43%
(Cost $18,291,769) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		18,800,025
OTHER ASSETS LESS LIABILITIES-(0.43)%. . . . . . . . . . . . . . . . .		(80,273)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$18,719,752

CSX Corp., 4.25%, 03/15/2029 . . . . . . . . . . . . . . .	74,000	85,862
Union Pacific Corp., 3.70%, 03/01/2029. . . . . . . .	113,000	127,580
		213,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)

February 29, 2020

(Unaudited)

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	14.89
Consumer Staples	11.64

Energy	10.27
Information Technology	10.06

Real Estate	9.80
Health Care	8.43

Communication Services	8.20
Industrials	7.78

Consumer Discretionary	6.29
Utilities	5.79

Materials	4.66
Money Market Funds Plus Other Assets
Less Liabilities	2.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

Principal

AmountValue

U.S. Dollar Denominated Bonds & Notes-77.39%

Principal
Amount	Value
Electronic Equipment, Instruments & Components-0.09%

Airlines-2.13%

American Airlines Group, Inc., 4.63%,

03/01/2020(b) . . . . . . . . . . . . . . . . . . . . . $ 14,093,000

United Airlines Holdings, Inc., 6.00%,

12/01/2020 . . . . . . . . . . . . . . . . . . . . . . . 8,213,000

Auto Components-0.76%
Goodyear Tire & Rubber Co. (The),
8.75%, 08/15/2020 . . . . . . . . . . . . . . . .	7,868,000
Automobiles-1.54%
Jaguar Land Rover Automotive PLC
(United Kingdom), 3.50%,
03/15/2020(b) . . . . . . . . . . . . . . . . . . . . .	16,350,000
Capital Markets-1.39%
APX Group, Inc., 8.75%, 12/01/2020 . . . .	14,624,000
Chemicals-5.36%
Blue Cube Spinco LLC
9.75%, 10/15/2023 . . . . . . . . . . . . . . . .	21,633,000
10.00%, 10/15/2025 . . . . . . . . . . . . . . .	15,013,000
PQ Corp., 6.75%, 11/15/2022(b). . . . . . . .	16,960,000
Commercial Services & Supplies-0.06%
Covanta Holding Corp., 5.88%,
03/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	259,000
Ritchie Bros Auctioneers, Inc. (Canada),
5.38%, 01/15/2025(b) . . . . . . . . . . . . . .	322,000
Construction & Engineering-1.32%
Omnimax International, Inc., 12.00%,
08/15/2020(b) . . . . . . . . . . . . . . . . . . . . .	10,791,000
Zekelman Industries, Inc., 9.88%,
06/15/2023(b) . . . . . . . . . . . . . . . . . . . . .	3,112,000
Consumer Finance-6.92%
LoanCore Capital Markets LLC/JLC
Finance Corp., 6.88%, 06/01/2020(b). .	8,479,000
Navient Corp.
8.00%, 03/25/2020 . . . . . . . . . . . . . . . .	18,161,000
5.00%, 10/26/2020 . . . . . . . . . . . . . . . .	13,537,000
Springleaf Finance Corp., 8.25%,
12/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	31,252,000
Stearns Holdings LLC/Stearns Co-Issuer,
Inc., 5.00%, 11/05/2024(b) . . . . . . . . . .	107,069

$14,093,000

8,365,146

22,458,146

8,028,409

16,246,831

14,655,442

22,829,305

16,282,875

17,362,681

56,474,861

262,669

333,275

595,944

10,714,249

3,264,099

13,978,348

8,431,306

18,255,710

13,683,876

32,533,332

71,736

72,975,960

CDW LLC/CDW Finance Corp., 5.00%,
09/01/2025 . . . . . . . . . . . . . . . . . . . . . . .	$949,000	$986,566
Energy Equipment & Services-2.37%
Archrock Partners L.P./Archrock Partners
Finance Corp., 6.00%, 10/01/2022 . . .	10,308,000	10,326,297
Nabors Industries, Inc., 5.00%,
09/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	8,834,000	8,881,593
Transocean, Inc., 6.50%, 11/15/2020 . . .	5,839,000	5,826,665
		25,034,555
Food Products-0.12%
TreeHouse Foods, Inc., 6.00%,
02/15/2024(b) . . . . . . . . . . . . . . . . . . . . .	1,181,000	1,221,845
Hotels, Restaurants & Leisure-0.75%
Yum! Brands, Inc., 3.88%, 11/01/2020 . .	7,860,000	7,921,996
Household Durables-0.52%
Prestige Brands, Inc., 6.38%,
03/01/2024(b) . . . . . . . . . . . . . . . . . . . . .	5,317,000	5,492,009
Industrial Conglomerates-0.04%
Icahn Enterprises L.P./Icahn Enterprises
Finance Corp., 6.75%, 02/01/2024 . . .	387,000	401,673
IT Services-1.41%
Unisys Corp., 10.75%, 04/15/2022(b) . . .	13,942,000	14,852,580
Machinery-1.64%
Briggs & Stratton Corp., 6.88%,
12/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	5,698,000	5,287,174
Welbilt, Inc., 9.50%, 02/15/2024. . . . . . . .	11,341,000	12,004,902
		17,292,076
Media-9.01%
CCO Holdings LLC/CCO Holdings Capital
Corp., 5.13%, 02/15/2023. . . . . . . . . . .	17,967,000	18,146,490
CSC Holdings LLC, 10.88%,
10/15/2025(b) . . . . . . . . . . . . . . . . . . . . .	39,848,000	43,795,940
DISH DBS Corp., 5.13%, 05/01/2020 . . . .	32,891,000	33,020,262
		94,962,692
Metals & Mining-0.29%
Constellium SE, 6.63%, 03/01/2025(b) . . .	3,003,000	3,067,084
Oil, Gas & Consumable Fuels-7.12%
Chesapeake Energy Corp., 6.63%,
08/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	5,828,000	5,116,328
CITGO Petroleum Corp., 6.25%,
08/15/2022(b) . . . . . . . . . . . . . . . . . . . . .	20,387,000	20,437,825
DCP Midstream Operating L.P., 5.35%,
03/15/2020(b) . . . . . . . . . . . . . . . . . . . . .	18,471,000	18,494,435
Murphy Oil Corp., 6.88%, 08/15/2024 . . .	16,445,000	16,436,531
Diversified Telecommunication Services-4.79%
CenturyLink, Inc., Series V, 5.63%,
04/01/2020 . . . . . . . . . . . . . . . . . . . . . . .	30,244,000	30,336,698
Level 3 Financing, Inc.
5.63%, 02/01/2023 . . . . . . . . . . . . . . . .	13,136,000	13,217,968
5.38%, 01/15/2024 . . . . . . . . . . . . . . . .	6,997,000	7,000,044
		50,554,710
NuStar Logistics L.P., 4.80%,
09/01/2020 . . . . . . . . . . . . . . . . . . . . . . .	14,419,000	14,550,753
		75,035,872
Paper & Forest Products-0.54%
Mercer International, Inc. (Germany),
6.50%, 02/01/2024 . . . . . . . . . . . . . . . .	5,554,000	5,702,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Pharmaceuticals-1.09%
Bausch Health Cos., Inc., 5.50%,
03/01/2023(b) . . . . . . . . . . . . . . . . . . . . .	$ 11,443,000	$ 11,462,053
Professional Services-2.29%
Nielsen Finance LLC/Nielsen Finance Co.,
4.50%, 10/01/2020 . . . . . . . . . . . . . . . .	24,124,000	24,184,310
Software-6.13%
NortonLifeLock, Inc., 4.20%,
09/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	15,452,000	15,522,869
Open Text Corp. (Canada), 5.63%,
01/15/2023(b) . . . . . . . . . . . . . . . . . . . . .	21,524,000	21,807,041
PTC, Inc., 6.00%, 05/15/2024. . . . . . . . . .	11,101,000	11,457,176
Solera LLC/Solera Finance, Inc., 10.50%,
03/01/2024(b) . . . . . . . . . . . . . . . . . . . . .	14,931,000	15,816,931
		64,604,017
Specialty Retail-1.25%
Caleres, Inc., 6.25%, 08/15/2023 . . . . . . .	4,921,000	5,044,025
Penske Automotive Group, Inc., 3.75%,
08/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	8,057,000	8,100,407
		13,144,432
Technology Hardware, Storage & Peripherals-4.34%
	Principal
	Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
6.00%, 03/01/2023 . . . . . . . . . . . . . . . .	$ 15,559,000	$ 15,785,928
6.50%, 01/15/2024 . . . . . . . . . . . . . . . .	5,722,000	5,872,145
6.00%, 04/15/2024 . . . . . . . . . . . . . . . .	24,890,000	25,473,422
		148,852,903
Total U.S. Dollar Denominated Bonds & Notes
(Cost $816,958,130) . . . . . . . . . . . . . . .	. . . . . . . . . . . . .	815,963,285

U.S. Treasury Securities-20.88%

U.S. Treasury Bills-20.88%(c)
1.52%–1.55%, 04/23/2020. . . . . . . . . . . .	136,460,000	136,193,607
1.48%–1.51%, 03/12/2020. . . . . . . . . . . .	83,954,000	83,919,742
Total U.S. Treasury Securities
(Cost $220,067,785) . . . . . . . . . . . . . . .	. . . . . . . . . . . . .	220,113,349
	Shares
Common Stocks & Other Equity Interests-0.03%
Consumer Finance-0.03%
Stearns Holdings LLC(d)(e)(f)
(Cost $353,155). . . . . . . . . . . . . . . . . . . .	4,069,000	352,215
Dell International LLC/EMC Corp., 5.88%,
06/15/2021(b) . . . . . . . . . . . . . . . . . . . . .	19,652,000	19,793,494
EMC Corp., 2.65%, 06/01/2020 . . . . . . . .	16,693,000	16,658,779
Lexmark International, Inc., 7.13%,
03/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	9,338,000	9,323,601
		45,775,874
Wireless Telecommunication Services-14.12%
Intelsat Jackson Holdings S.A.
(Luxembourg), 8.00%, 02/15/2024(b) .	40,763,000	41,867,066
Sprint Communications, Inc.
7.00%, 03/01/2020(b). . . . . . . . . . . . . . .	23,482,000	23,482,000
7.00%, 08/15/2020 . . . . . . . . . . . . . . . .	35,619,000	36,372,342

Money Market Funds-0.91%

Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(g)
(Cost $9,561,288) . . . . . . . . . . . . . . . . . .	9,561,288

TOTAL INVESTMENTS IN SECURITIES-99.21%

(Cost $1,046,940,358) . . . . . . . . . . . . . . . . . . . . . . . . . . . .

OTHER ASSETS LESS LIABILITIES-0.79% . . . . . . . . . . . . . . .

NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

9,561,288

1,045,990,137

8,361,372

$1,054,351,509

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $312,107,480, which represented 29.60% of the Fund's Net Assets.

(c)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)Non-income producing security.

(e)Acquired as part of a bankruptcy restructuring.

(f)Security valued using significant unobservable inputs (Level 3). See Note 5.

(g)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Communication Services	27.92
U.S. Treasury Securities	20.88

Information Technology	11.97
Energy	9.49

Financials	8.34
Industrials	7.48

Materials	6.19
Consumer Discretionary	4.82

Sector Types Each Less Than 3%	1.21
Money Market Funds Plus Other Assets
Less Liabilities	1.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.24%
Aerospace & Defense-1.72%
Bombardier, Inc. (Canada), 8.75%,
12/01/2021(b) . . . . . . . . . . . . . . . . . . . . . .	$18,475,000	$19,597,726
Airlines-0.63%
Air Canada (Canada), 7.75%,
04/15/2021(b) . . . . . . . . . . . . . . . . . . . . . .	6,826,000	7,135,900
Chemicals-1.06%
WR Grace & Co.-Conn, 5.13%,
10/01/2021(b) . . . . . . . . . . . . . . . . . . . . . .	11,785,000	12,120,872
Commercial Services & Supplies-1.81%
ADT Security Corp. (The), 6.25%,
10/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	16,790,000	17,537,827
R.R. Donnelley & Sons Co., 7.88%,
03/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	3,054,000	3,150,659
		20,688,486
Communications Equipment-1.41%
Hughes Satellite Systems Corp., 7.63%,
06/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	15,276,000	16,114,347
Construction Materials-0.47%
CPG Merger Sub LLC, 8.00%,
10/01/2021(b) . . . . . . . . . . . . . . . . . . . . . .	5,356,000	5,384,922
Consumer Finance-3.15%
Navient Corp.
5.88%, 03/25/2021 . . . . . . . . . . . . . . . . .	10,608,000	10,844,028
6.63%, 07/26/2021 . . . . . . . . . . . . . . . . .	13,327,000	13,750,399
Springleaf Finance Corp., 7.75%,
10/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	10,656,000	11,373,575
		35,968,002
Containers & Packaging-0.69%
Graphic Packaging International LLC,
4.75%, 04/15/2021 . . . . . . . . . . . . . . . . .	7,698,000	7,835,563
Distributors-0.69%
American Builders & Contractors Supply
Co., Inc., 5.88%, 05/15/2026(b). . . . . . . .	7,600,000	7,883,100
Diversified Financial Services-0.45%
Voyager Aviation Holdings LLC/Voyager
Finance Co., 8.50%, 08/15/2021(b)(c) . . .	5,054,000	5,106,562
Diversified Telecommunication Services-2.22%
CenturyLink, Inc., Series S, 6.45%,
06/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	20,938,000	21,764,004
Cogent Communications Group, Inc.,
5.63%, 04/15/2021(b)(c) . . . . . . . . . . . . . .	2,782,000	2,788,955
CommScope, Inc., 5.00%, 06/15/2021(b). .	802,000	804,326
		25,357,285
Electric Utilities-1.48%
Vistra Operations Co. LLC, 5.50%,
09/01/2026(b) . . . . . . . . . . . . . . . . . . . . . .	16,652,000	16,883,921
Electrical Equipment-0.90%
Sensata Technologies UK Financing Co.
PLC, 6.25%, 02/15/2026(b) . . . . . . . . . . .	9,840,000	10,308,876
	Principal
	Amount	Value
Energy Equipment & Services-2.61%
Forum Energy Technologies, Inc., 6.25%,
10/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	$ 5,445,000	$4,589,591
Nabors Industries, Inc., 4.63%,
09/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	10,594,000	10,564,866
Tervita Escrow Corp. (Canada), 7.63%,
12/01/2021(b) . . . . . . . . . . . . . . . . . . . . . .	10,478,000	10,606,355
Transocean, Inc., 8.38%, 12/15/2021(c) . .	3,990,000	4,061,421
		29,822,233
Entertainment-1.68%
Guitar Center Escrow Issuer, Inc., 9.50%,
10/15/2021(b) . . . . . . . . . . . . . . . . . . . . . .	10,481,000	10,055,995
Live Nation Entertainment, Inc., 5.63%,
03/15/2026(b) . . . . . . . . . . . . . . . . . . . . . .	255,000	262,739
Netflix, Inc., 5.38%, 02/01/2021 . . . . . . . . .	8,607,000	8,798,506
		19,117,240
Equity REITs-1.53%
HAT Holdings I LLC/HAT Holdings II LLC,
5.25%, 07/15/2024(b). . . . . . . . . . . . . . . .	7,926,000	8,299,195
Iron Mountain, Inc., 4.38%,
06/01/2021(b) . . . . . . . . . . . . . . . . . . . . . .	9,188,000	9,176,699
		17,475,894
Food Products-0.40%
Simmons Foods, Inc., 7.75%,
01/15/2024(b) . . . . . . . . . . . . . . . . . . . . . .	4,306,000	4,576,912
Gas Utilities-0.61%
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 05/01/2021(c) . . . . . . . . . . . . . . . .	8,088,000	6,979,135
Health Care Providers & Services-2.07%
HCA Healthcare, Inc., 6.25%,
02/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	17,885,000	18,590,116
Owens & Minor, Inc., 3.88%,
09/15/2021(c). . . . . . . . . . . . . . . . . . . . . . .	5,140,000	5,000,706
		23,590,822
Hotels, Restaurants & Leisure-9.71%
Boyd Gaming Corp., 6.38%, 04/01/2026 . .	12,360,000	12,908,166
Boyne USA, Inc., 7.25%, 05/01/2025(b) . . .	8,197,000	8,794,684
Hilton Domestic Operating Co., Inc.,
5.13%, 05/01/2026 . . . . . . . . . . . . . . . . .	19,104,000	19,666,565
KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC, 5.25%,
06/01/2026(b) . . . . . . . . . . . . . . . . . . . . . .	16,112,000	16,515,364
Marriott Ownership Resorts, Inc./ILG LLC,
6.50%, 09/15/2026 . . . . . . . . . . . . . . . . .	12,425,000	13,380,184
Scientific Games International, Inc., 6.63%,
05/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	5,411,000	5,419,928
Stars Group Holdings B.V./Stars Group US
Co-Borrower LLC (Canada), 7.00%,
07/15/2026(b) . . . . . . . . . . . . . . . . . . . . . .	14,618,000	15,741,394
Wyndham Destinations, Inc., 5.63%,
03/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	4,009,000	4,110,548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Hotels, Restaurants & Leisure-(continued)
Wyndham Hotels & Resorts, Inc., 5.38%,
04/15/2026(b) . . . . . . . . . . . . . . . . . . . . . .	$ 7,699,000	$7,998,703
Yum! Brands, Inc., 3.75%, 11/01/2021 . . .	6,298,000	6,326,026
		110,861,562
Household Durables-1.18%
KB Home, 7.00%, 12/15/2021 . . . . . . . . . .	7,627,000	8,116,272
Lennar Corp., 8.38%, 01/15/2021 . . . . . . .	8,000	8,372
TRI Pointe Group, Inc., 4.88%,
07/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	5,145,000	5,275,683
		13,400,327
Independent Power and Renewable Electricity Producers-4.94%
AES Andres B.V./Dominican Power
Partners/Empresa Generadora de
Electricidad Itabo S.A. (Dominican
Republic), 7.95%, 05/11/2026(b). . . . . . .	4,606,000	4,917,400
Clearway Energy Operating LLC, 5.75%,
10/15/2025 . . . . . . . . . . . . . . . . . . . . . . . .	9,887,000	10,237,148
Enviva Partners L.P./Enviva Partners
Finance Corp., 6.50%, 01/15/2026(b) . . .	1,775,000	1,850,473
NRG Energy, Inc.
7.25%, 05/15/2026 . . . . . . . . . . . . . . . . .	17,002,000	18,054,424
6.63%, 01/15/2027 . . . . . . . . . . . . . . . . .	20,415,000	21,322,855
		56,382,300
Insurance-1.68%
Genworth Holdings, Inc.
7.20%, 02/15/2021(c) . . . . . . . . . . . . . . . .	7,225,000	7,318,203
7.63%, 09/24/2021(c) . . . . . . . . . . . . . . . .	11,544,000	11,879,584
		19,197,787
IT Services-1.04%
Vericast Corp., 9.25%, 03/01/2021(b)(c) . . .	11,834,000	11,863,585
Life Sciences Tools & Services-0.05%
Charles River Laboratories International,
Inc., 5.50%, 04/01/2026(b) . . . . . . . . . . .	514,000	541,626
Media-14.53%
Altice Financing S.A. (Luxembourg),
7.50%, 05/15/2026(b). . . . . . . . . . . . . . . .	37,103,000	39,212,305
CCO Holdings LLC/CCO Holdings Capital
Corp.
5.75%, 02/15/2026(b). . . . . . . . . . . . . . . .	19,349,000	20,152,951
5.88%, 05/01/2027(b). . . . . . . . . . . . . . . .	4,470,000	4,658,288
CSC Holdings LLC, 6.75%, 11/15/2021 . . .	16,810,000	17,823,139
DISH DBS Corp., 6.75%, 06/01/2021 . . . . .	34,247,000	35,525,440
Lamar Media Corp., 5.75%, 02/01/2026 . .	10,889,000	11,345,249
Meredith Corp., 6.88%, 02/01/2026. . . . . .	20,931,000	21,047,115
Sirius XM Radio, Inc., 5.38%,
07/15/2026(b) . . . . . . . . . . . . . . . . . . . . . .	10,508,000	10,900,211
TEGNA, Inc., 4.88%, 09/15/2021(b) . . . . . .	5,219,000	5,233,248
		165,897,946
Metals & Mining-1.85%
AK Steel Corp., 7.63%, 10/01/2021(c) . . . .	6,630,000	6,636,299
Alcoa Nederland Holding B.V., 7.00%,
09/30/2026(b) . . . . . . . . . . . . . . . . . . . . . .	6,469,000	6,852,935
	Principal
	Amount	Value
Metals & Mining-(continued)
Century Aluminum Co., 7.50%,
06/01/2021(b) . . . . . . . . . . . . . . . . . . . . . .	$ 4,286,000	$4,266,284
Freeport-McMoRan, Inc., 4.00%,
11/14/2021 . . . . . . . . . . . . . . . . . . . . . . . .	3,284,000	3,393,686
		21,149,204
Mortgage REITs-1.48%
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp., 5.88%,
08/01/2021(b) . . . . . . . . . . . . . . . . . . . . . .	4,707,000	4,761,837
Starwood Property Trust, Inc., 5.00%,
12/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	12,224,000	12,114,228
		16,876,065
Multiline Retail-0.47%
DriveTime Automotive Group,
Inc./Bridgecrest Acceptance Corp.,
8.00%, 06/01/2021(b). . . . . . . . . . . . . . . .	5,376,000	5,372,640
Oil, Gas & Consumable Fuels-7.45%
American Midstream Partners
L.P./American Midstream Finance Corp.,
9.50%, 12/15/2021(b) . . . . . . . . . . . . . . .	7,152,000	7,101,221
Antero Resources Corp., 5.38%,
11/01/2021(c). . . . . . . . . . . . . . . . . . . . . . .	16,354,000	13,707,596
Chesapeake Energy Corp., 6.13%,
02/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	5,873,000	4,010,672
DCP Midstream Operating L.P., 4.75%,
09/30/2021(b) . . . . . . . . . . . . . . . . . . . . . .	8,272,000	8,242,634
Denbury Resources, Inc., 9.00%,
05/15/2021(b) . . . . . . . . . . . . . . . . . . . . . .	10,392,000	9,116,382
Great Western Petroleum LLC/Great
Western Finance Corp., 9.00%,
09/30/2021(b) . . . . . . . . . . . . . . . . . . . . . .	4,479,000	4,044,089
Hess Midstream Operations L.P., 5.63%,
02/15/2026(b) . . . . . . . . . . . . . . . . . . . . . .	11,679,000	11,677,161
Martin Midstream Partners L.P./Martin
Midstream Finance Corp., 7.25%,
02/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	6,320,000	5,864,328
NuStar Logistics L.P., 6.75%,
02/01/2021 . . . . . . . . . . . . . . . . . . . . . . . .	5,701,000	5,832,123
QEP Resources, Inc., 6.88%, 03/01/2021 .	6,820,000	6,703,378
Whiting Petroleum Corp., 5.75%,
03/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	15,221,000	8,786,322
		85,085,906
Paper & Forest Products-0.91%
Eldorado International Finance GmbH
(Brazil), 8.63%, 06/16/2021(b) . . . . . . . .	4,000,000	4,146,640
Mercer International, Inc. (Germany),
7.38%, 01/15/2025 . . . . . . . . . . . . . . . . .	6,166,000	6,226,365
		10,373,005
Personal Products-1.46%
Edgewell Personal Care Co., 4.70%,
05/19/2021 . . . . . . . . . . . . . . . . . . . . . . . .	10,047,000	10,187,658
Revlon Consumer Products Corp., 5.75%,
02/15/2021(c). . . . . . . . . . . . . . . . . . . . . . .	7,361,000	6,494,242
		16,681,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Pharmaceuticals-2.43%
Bausch Health Cos., Inc., 9.00%,
12/15/2025(b) . . . . . . . . . . . . . . . . . . . . . .	$24,794,000	$ 27,669,112
Real Estate Management & Development-0.88%
Realogy Group LLC/Realogy Co.-Issuer
Corp., 5.25%, 12/01/2021(b) . . . . . . . . . .	9,962,000	10,034,224
Semiconductors & Semiconductor Equipment-1.34%
Qorvo, Inc., 5.50%, 07/15/2026 . . . . . . . . .	14,801,000	15,317,170
Software-2.10%
CDK Global, Inc., 5.88%, 06/15/2026. . . . .	8,262,000	8,659,815
Open Text Corp. (Canada), 5.88%,
06/01/2026(b) . . . . . . . . . . . . . . . . . . . . . .	14,448,000	15,324,271
		23,984,086
Specialty Retail-1.65%
Gamestop Corp., 6.75%, 03/15/2021(b)(c) .	7,666,000	7,265,835
L Brands, Inc., 6.63%, 04/01/2021. . . . . . .	11,112,000	11,603,150
		18,868,985
Technology Hardware, Storage & Peripherals-2.16%

Principal

Amount

Wireless Telecommunication Services-8.24%

Sprint Communications, Inc., 11.50%,

11/15/2021 . . . . . . . . . . . . . . . . . . . . . . . . $17,455,000

Sprint Corp., 7.25%, 09/15/2021 . . . . . . . . 37,092,000

T-Mobile USA, Inc., 6.50%, 01/15/2026. . . 32,864,000

Total U.S. Dollar Denominated Bonds & Notes

(Cost $1,103,644,802) . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares

Money Market Funds-2.21%

Invesco Premier U.S. Government Money

Portfolio, Institutional Class, 1.46%(d)

(Cost $25,172,938) . . . . . . . . . . . . . . . . . . 25,172,938

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-97.45%

(Cost $1,128,817,740) . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Value

$19,974,106

39,435,102

34,659,452

94,068,660

1,087,203,653

25,172,938

1,112,376,591

Dell, Inc., 4.63%, 04/01/2021(c) . . . . . . . . .	6,674,000	6,761,763
Xerox Corp., 4.50%, 05/15/2021 . . . . . . . .	17,576,000	17,917,326
		24,679,089
Textiles, Apparel & Luxury Goods-0.30%
J Crew Brand LLC/J Crew Brand Corp.,
13.00%, 09/15/2021(b) . . . . . . . . . . . . . .	3,323,000	3,447,613
Thrifts & Mortgage Finance-1.22%
Nationstar Mortgage Holdings, Inc., 9.13%,
07/15/2026(b) . . . . . . . . . . . . . . . . . . . . . .	12,875,000	13,959,976
Tobacco-0.40%
Pyxus International, Inc., 8.50%,
04/15/2021(b) . . . . . . . . . . . . . . . . . . . . . .	4,739,000	4,584,983
Trading Companies & Distributors-2.19%
United Rentals North America, Inc., 5.88%,
09/15/2026 . . . . . . . . . . . . . . . . . . . . . . . .	16,972,000	17,905,036
WESCO Distribution, Inc., 5.38%,
12/15/2021 . . . . . . . . . . . . . . . . . . . . . . . .	7,014,000	7,053,068
		24,958,104

Investment Abbreviations:

REIT -Real Estate Investment Trust

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.81%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . .	32,653,981	32,653,981
Invesco Liquid Assets Portfolio,
Institutional Class, 1.64%(d)(e) . . . . . . . . . .	10,879,233	10,884,672
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $43,537,827) . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	43,538,653
TOTAL INVESTMENTS IN SECURITIES-101.26%
(Cost $1,172,355,567) . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	1,155,915,244
OTHER ASSETS LESS LIABILITIES-(1.26)%. . .	. . . . . . . . . . .	(14,423,963)
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$1,141,491,281

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $427,241,124, which represented 37.43% of the Fund's Net Assets.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Communication Services	26.67
Consumer Discretionary	13.53

Energy	10.06
Information Technology	8.05

Financials	7.98
Industrials	7.72

Utilities	7.03
Materials	4.98

Health Care	4.55
Sector Types Each Less Than 3%	4.67

Money Market Funds Plus Other Assets
Less Liabilities	4.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.37%
Aerospace & Defense-2.37%
Bombardier, Inc. (Canada)
5.75%, 03/15/2022(b) . . . . . . . . . . . . . . . . .	$ 3,542,000	$3,619,145
6.00%, 10/15/2022(b) . . . . . . . . . . . . . . . . .	8,686,000	8,533,995
TransDigm, Inc., 7.50%, 03/15/2027. . . . . . .	3,876,000	4,091,699
Triumph Group, Inc., 5.25%, 06/01/2022 . . .	1,958,000	1,918,229
		18,163,068
Air Freight & Logistics-0.76%
XPO Logistics, Inc., 6.50%, 06/15/2022(b) . .	5,838,000	5,844,889
Airlines-0.38%
United Airlines Holdings, Inc., 4.25%,
10/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,891,000	2,894,614
Auto Components-2.08%
American Axle & Manufacturing, Inc., 6.63%,
10/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,328,000	2,344,733
Hertz Corp. (The)
7.63%, 06/01/2022(b) . . . . . . . . . . . . . . . . .	9,860,000	9,958,600
6.25%, 10/15/2022 . . . . . . . . . . . . . . . . . . .	3,732,000	3,657,782
		15,961,115
Automobiles-0.41%
Mclaren Finance PLC (United Kingdom),
5.75%, 08/01/2022(b) . . . . . . . . . . . . . . . . .	3,402,000	3,116,402
Beverages-0.44%
Ajecorp B.V. (Spain), 6.50%, 05/14/2022(b) .	3,402,000	3,339,703
Building Products-0.14%
Griffon Corp., 5.25%, 03/01/2022 . . . . . . . . .	1,061,000	1,063,645
Capital Markets-1.49%
APX Group, Inc., 7.88%, 12/01/2022(c) . . . . .	6,862,000	6,982,040
MSCI, Inc., 5.38%, 05/15/2027(b) . . . . . . . . . .	4,164,000	4,465,151
		11,447,191
Chemicals-1.86%
Ashland LLC, 4.75%, 08/15/2022 . . . . . . . . .	7,602,000	7,925,085
Cooke Omega Investment, Inc./Alpha
VesselCo. Holdings Inc. (Canada), 8.50%,
12/15/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,320,000	2,384,524
Kissner Holdings L.P./Kissner Milling Co.
Ltd./BSC Holding, Inc./Kissner USA
(Canada), 8.38%, 12/01/2022(b) . . . . . . . .	2,500,000	2,620,625
Olin Corp., 5.50%, 08/15/2022(c) . . . . . . . . . .	1,260,000	1,332,843
		14,263,077
Commercial Services & Supplies-2.54%
ADT Security Corp. (The), 3.50%,
07/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	7,046,000	7,048,065
Clean Harbors, Inc., 4.88%, 07/15/2027(b) . .	4,144,000	4,336,903
GFL Environmental, Inc. (Canada)
5.63%, 05/01/2022(b) . . . . . . . . . . . . . . . . .	2,168,000	2,201,196
5.13%, 12/15/2026(b) . . . . . . . . . . . . . . . . .	1,970,000	2,043,875
Midas Intermediate Holdco II LLC/Midas
Intermediate Holdco II Finance, Inc.,
7.88%, 10/01/2022(b) . . . . . . . . . . . . . . . . .	2,023,000	1,949,035
Quad/Graphics, Inc., 7.00%, 05/01/2022(c). .	1,982,000	1,910,771
		19,489,845
	Principal
	Amount	Value
Construction & Engineering-1.11%
AECOM Global II LLC/URS Fox US L.P.,
5.00%, 04/01/2022 . . . . . . . . . . . . . . . . . . .	$ 1,591,000	$ 1,646,685
Great Lakes Dredge & Dock Corp., 8.00%,
05/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,188,000	3,343,932
New Enterprise Stone & Lime Co., Inc.,
10.13%, 04/01/2022(b) . . . . . . . . . . . . . . . .	1,598,000	1,672,406
Williams Scotsman International, Inc., 7.88%,
12/15/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,749,000	1,823,878
		8,486,901
Consumer Finance-2.86%
Navient Corp.
7.25%, 01/25/2022 . . . . . . . . . . . . . . . . . . .	5,210,000	5,492,799
6.50%, 06/15/2022 . . . . . . . . . . . . . . . . . . .	7,084,000	7,402,780
SLM Corp., 5.13%, 04/05/2022 . . . . . . . . . . .	1,545,000	1,579,762
Springleaf Finance Corp., 6.13%,
05/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	7,055,000	7,454,454
		21,929,795
Containers & Packaging-3.37%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc., 4.25%,
09/15/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	4,276,000	4,271,780
Ball Corp., 5.00%, 03/15/2022 . . . . . . . . . . . .	7,147,000	7,463,469
Berry Global, Inc., 5.50%, 05/15/2022 . . . . .	3,544,000	3,570,555
Graphic Packaging International LLC, 4.88%,
11/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,651,000	2,771,122
LABL Escrow Issuer LLC, 6.75%,
07/15/2026(b) . . . . . . . . . . . . . . . . . . . . . . . .	647,000	679,075
Owens-Brockway Glass Container, Inc.,
5.00%, 01/15/2022(b) . . . . . . . . . . . . . . . . .	4,254,000	4,389,192
Sealed Air Corp., 4.88%, 12/01/2022(b) . . . .	2,581,000	2,685,045
		25,830,238
Distributors-0.23%
SunOpta Foods, Inc., 9.50%, 10/09/2022(b) .	1,768,000	1,772,420
Diversified Financial Services-0.71%
Allied Universal Holdco LLC/Allied Universal
Finance Corp., 6.63%, 07/15/2026(b) . . . .	2,981,000	3,131,910
Oxford Finance LLC/Oxford Finance
Co-Issuer II, Inc., 6.38%, 12/15/2022(b) . .	2,236,000	2,300,983
		5,432,893
Diversified Telecommunication Services-4.27%
CenturyLink, Inc., Series T, 5.80%,
03/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	9,892,000	10,333,974
Cogent Communications Group, Inc., 5.38%,
03/01/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,130,000	3,217,052
Level 3 Financing, Inc., 5.38%, 08/15/2022 .	6,012,000	6,043,563
Numericable-SFR S.A. (France), 8.13%,
02/01/2027(b) . . . . . . . . . . . . . . . . . . . . . . . .	12,000,000	13,099,560
		32,694,149
Energy Equipment & Services-1.47%
Borets Finance DAC (Russia), 6.50%,
04/07/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,304,000	2,392,128
CSI Compressco L.P./CSI Compressco
Finance, Inc., 7.25%, 08/15/2022 . . . . . . .	2,558,000	2,307,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Energy Equipment & Services-(continued)
Summit Midstream Holdings LLC/Summit
Midstream Finance Corp., 5.50%,
08/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 2,261,000	$ 1,942,339
Valaris PLC, 4.88%, 06/01/2022 . . . . . . . . . .	3,177,000	2,073,984
Welltec A/S (Denmark), 9.50%,
12/01/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,500,000	2,532,030
		11,248,278
Entertainment-0.68%
Netflix, Inc., 5.50%, 02/15/2022. . . . . . . . . . .	4,939,000	5,190,642
Equity REITs-1.89%
CoreCivic, Inc., 5.00%, 10/15/2022 . . . . . . . .	1,983,000	2,043,109
GEO Group, Inc. (The), 5.88%, 01/15/2022 .	1,605,000	1,597,476
iStar, Inc., 5.25%, 09/15/2022 . . . . . . . . . . . .	2,805,000	2,861,975
Mack-Cali Realty L.P., 4.50%, 04/18/2022 . .	2,647,000	2,728,998
SBA Communications Corp., 4.00%,
10/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	5,193,000	5,263,173
		14,494,731
Food & Staples Retailing-1.48%
C&S Group Enterprises LLC, 5.38%,
07/15/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,108,000	3,162,701
Performance Food Group, Inc., 5.50%,
10/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . .	7,752,000	8,197,934
		11,360,635
Food Products-2.32%
Pilgrim's Pride Corp., 5.88%, 09/30/2027(b) .	6,221,000	6,458,331
Post Holdings, Inc.
5.75%, 03/01/2027(b) . . . . . . . . . . . . . . . . .	2,676,000	2,790,981
5.63%, 01/15/2028(b) . . . . . . . . . . . . . . . . .	5,810,000	6,083,419
TreeHouse Foods, Inc., 4.88%, 03/15/2022 .	2,484,000	2,484,775
		17,817,506
Gas Utilities-0.36%
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.75%, 01/15/2022(c) . . . . . . . . . . . . . . . . .	3,263,000	2,750,095
Health Care Equipment & Supplies-1.32%
Avanos Medical, Inc., 6.25%, 10/15/2022 . .	1,419,000	1,430,085
Immucor, Inc., 11.13%, 02/15/2022(b) . . . . .	2,996,000	2,974,465
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics S.A., 6.63%, 05/15/2022(b) . .	2,217,000	2,205,235
Teleflex, Inc., 4.63%, 11/15/2027 . . . . . . . . .	3,300,000	3,469,125
		10,078,910
Health Care Providers & Services-7.85%
Acadia Healthcare Co., Inc., 5.13%,
07/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,687,000	1,691,744
HCA, Inc., 7.50%, 02/15/2022 . . . . . . . . . . . .	15,988,000	17,698,396
Molina Healthcare, Inc., 5.38%,
11/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	5,680,000	5,921,400
Tenet Healthcare Corp.
8.13%, 04/01/2022 . . . . . . . . . . . . . . . . . . .	19,324,000	20,970,985
4.88%, 01/01/2026(b) . . . . . . . . . . . . . . . . .	13,588,000	13,859,760
		60,142,285
Hotels, Restaurants & Leisure-4.73%
CCM Merger, Inc., 6.00%, 03/15/2022(b) . . .	1,958,000	1,982,475
CEC Entertainment, Inc., 8.00%,
02/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,896,000	1,844,452
Cinemark USA, Inc., 5.13%, 12/15/2022 . . .	2,346,000	2,352,597
	Principal
	Amount	Value
Hotels, Restaurants & Leisure-(continued)
Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp., 4.88%,
04/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 3,860,000	$ 3,953,991
International Game Technology PLC, 6.25%,
02/15/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	10,000,000	10,319,700
MGM Resorts International, 7.75%,
03/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	7,011,000	7,671,997
Six Flags Entertainment Corp., 5.50%,
04/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,330,000	3,186,310
Wyndham Destinations, Inc., 4.25%,
03/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	5,015,000	4,964,815
		36,276,337
Household Durables-1.56%
Brookfield Residential Properties,
Inc./Brookfield Residential US Corp.
(Canada), 6.13%, 07/01/2022(b) . . . . . . . .	3,897,000	3,950,194
KB Home, 7.50%, 09/15/2022 . . . . . . . . . . . .	2,938,000	3,306,167
Meritage Homes Corp., 7.00%, 04/01/2022 .	1,854,000	2,012,168
New Home Co., Inc. (The), 7.25%,
04/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,644,000	2,691,095
		11,959,624
Industrial Conglomerates-2.44%
Icahn Enterprises L.P./Icahn Enterprises
Finance Corp.
6.25%, 02/01/2022 . . . . . . . . . . . . . . . . . . .	8,321,000	8,478,267
6.25%, 05/15/2026 . . . . . . . . . . . . . . . . . . .	9,953,000	10,221,572
		18,699,839
Interactive Media & Services-0.05%
Cumulus Media New Holdings, Inc., 6.75%,
07/01/2026(b) . . . . . . . . . . . . . . . . . . . . . . . .	342,000	355,791
IT Services-0.88%
Atento Luxco 1 S.A. (Spain), 6.13%,
08/10/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,327,000	3,310,365
Vericast Corp., 8.38%, 08/15/2022(b) . . . . . .	4,120,000	3,431,185
		6,741,550
Machinery-0.25%
Enerpac Tool Group Corp., 5.63%,
06/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,864,000	1,878,561
Media-12.10%
AMC Networks, Inc., 4.75%, 12/15/2022 . . .	4,140,000	4,178,419
Cablevision Systems Corp., 5.88%,
09/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,434,000	4,664,258
CCO Holdings LLC/CCO Holdings Capital
Corp.
5.25%, 09/30/2022 . . . . . . . . . . . . . . . . . . .	8,308,000	8,413,761
5.00%, 02/01/2028(b) . . . . . . . . . . . . . . . . .	15,705,000	16,362,254
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/2027(b) . . . . . . . . . . . . . . . . .	10,166,000	10,212,459
CSC Holdings LLC, 5.50%, 04/15/2027(b) . . .	7,000,000	7,380,450
DISH DBS Corp., 5.88%, 07/15/2022. . . . . . .	13,816,000	14,440,898
Lee Enterprises, Inc., 9.50%,
03/15/2022(b)(c) . . . . . . . . . . . . . . . . . . . . . .	2,585,000	2,591,462
Sirius XM Radio, Inc., 3.88%, 08/01/2022(b) .	6,867,000	6,867,845
Urban One, Inc., 7.38%, 04/15/2022(b) . . . . .	2,781,000	2,767,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Media-(continued)
Videotron Ltd. (Canada)
5.00%, 07/15/2022 . . . . . . . . . . . . . . . . . . .	$ 5,844,000	$ 6,048,557
5.13%, 04/15/2027(b) . . . . . . . . . . . . . . . . .	391,000	410,952
Ziggo B.V. (Netherlands), 5.50%,
01/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . .	8,105,000	8,363,468
		92,702,746
Metals & Mining-3.56%
Compass Minerals International, Inc., 6.75%,
12/01/2027(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,077,000	2,205,462
Freeport-McMoRan, Inc., 3.55%,
03/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	13,059,000	13,198,470
Joseph T Ryerson & Son, Inc., 11.00%,
05/15/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	4,140,000	4,305,629
Mountain Province Diamonds, Inc. (Canada),
8.00%, 12/15/2022(b) . . . . . . . . . . . . . . . . .	1,989,000	1,946,137
New Gold, Inc. (Canada), 6.25%,
11/15/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,450,000	3,484,478
Taseko Mines Ltd. (Canada), 8.75%,
06/15/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,337,000	2,109,872
		27,250,048
Mortgage REITs-0.42%
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp., 5.25%,
03/15/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,159,000	3,230,055
Oil, Gas & Consumable Fuels-8.20%
Antero Resources Corp., 5.13%,
12/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	6,177,000	3,840,735
Ascent Resources Utica Holdings LLC/ARU
Finance Corp., 10.00%, 04/01/2022(b) . . .	6,701,000	5,727,435
Athabasca Oil Corp. (Canada), 9.88%,
02/24/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,160,000	2,588,236
Blue Racer Midstream LLC/Blue Racer
Finance Corp., 6.13%, 11/15/2022(b) . . . .	5,710,000	5,230,474
Calumet Specialty Products Partners
L.P./Calumet Finance Corp., 7.63%,
01/15/2022(c) . . . . . . . . . . . . . . . . . . . . . . . .	2,616,000	2,595,564
CNX Resources Corp., 5.88%, 04/15/2022 . .	5,908,000	5,457,810
DCP Midstream Operating L.P., 4.95%,
04/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,877,000	2,935,438
Denbury Resources, Inc., 9.25%,
03/31/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,127,000	2,510,393
HighPoint Operating Corp., 7.00%,
10/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,498,000	2,180,284
Murphy Oil Corp., 4.45%, 12/01/2022. . . . . .	2,219,000	2,272,352
NuStar Logistics L.P., 4.75%, 02/01/2022 . .	2,174,000	2,223,593
Oasis Petroleum, Inc., 6.88%, 03/15/2022 . .	6,316,000	4,973,850
Peabody Energy Corp., 6.00%,
03/31/2022(b)(c) . . . . . . . . . . . . . . . . . . . . . .	3,190,000	2,733,830
QEP Resources, Inc., 5.38%, 10/01/2022 . . .	3,191,000	2,918,770
Range Resources Corp.
5.88%, 07/01/2022(c) . . . . . . . . . . . . . . . . .	2,179,000	1,862,365
5.00%, 08/15/2022 . . . . . . . . . . . . . . . . . . .	3,651,000	3,002,948
SM Energy Co., 6.13%, 11/15/2022 . . . . . . .	2,371,000	2,128,712
Southwestern Energy Co., 4.10%,
03/15/2022(c) . . . . . . . . . . . . . . . . . . . . . . . .	1,617,000	1,556,867
	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Targa Resources Partners L.P./Targa
Resources Partners Finance Corp., 6.50%,
07/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 4,000,000	$ 4,185,000
Teine Energy Ltd. (Canada), 6.88%,
09/30/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,956,000	1,951,720
		62,876,376
Personal Products-1.36%
Avon International Capital PLC (United
Kingdom), 6.50%, 08/15/2022(b) . . . . . . . .	2,521,000	2,594,391
Avon International Operations, Inc. (United
Kingdom), 7.88%, 08/15/2022(b) . . . . . . . .	3,504,000	3,574,406
Edgewell Personal Care Co., 4.70%,
05/24/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,173,000	4,283,055
		10,451,852
Pharmaceuticals-4.78%
Bausch Health Americas, Inc.
9.25%, 04/01/2026(b) . . . . . . . . . . . . . . . . .	10,301,000	11,528,570
8.50%, 01/31/2027(b) . . . . . . . . . . . . . . . . .	12,116,000	13,350,015
Bausch Health Cos., Inc., 6.50%,
03/15/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	8,636,000	8,765,108
Endo Finance LLC, 5.75%, 01/15/2022(b) . . .	3,607,000	2,975,775
		36,619,468
Professional Services-2.20%
Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 04/15/2022(b) . . . . . . . . . . . . . . . . .	16,909,000	16,883,975
Semiconductors & Semiconductor Equipment-0.38%
Advanced Micro Devices, Inc., 7.50%,
08/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,602,000	2,923,186
Software-1.49%
CDK Global, Inc., 4.88%, 06/01/2027 . . . . . .	391,000	403,638
Infor (US), Inc., 6.50%, 05/15/2022 . . . . . . .	10,953,000	10,988,269
		11,391,907
Specialty Retail-2.93%
Conn's, Inc., 7.25%, 07/15/2022(c) . . . . . . . .	1,964,000	1,944,973
Group 1 Automotive, Inc., 5.00%,
06/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,520,000	4,514,382
Hillman Group, Inc. (The), 6.38%,
07/15/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,260,000	2,033,295
L Brands, Inc., 5.63%, 02/15/2022 . . . . . . . .	7,388,000	7,752,819
Men's Wearhouse, Inc. (The), 7.00%,
07/01/2022(c) . . . . . . . . . . . . . . . . . . . . . . . .	1,418,000	1,386,537
Murphy Oil USA, Inc., 5.63%, 05/01/2027. . .	1,420,000	1,504,706
Penske Automotive Group, Inc., 5.75%,
10/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,267,000	3,307,815
		22,444,527
Technology Hardware, Storage & Peripherals-1.02%
NCR Corp.
5.00%, 07/15/2022 . . . . . . . . . . . . . . . . . . .	3,428,000	3,449,425
5.75%, 09/01/2027(b) . . . . . . . . . . . . . . . . .	4,144,000	4,371,184
		7,820,609
Thrifts & Mortgage Finance-0.25%
Ocwen Loan Servicing LLC, 8.38%,
11/15/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,171,000	1,927,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)

February 29, 2020 (Unaudited)

Principal
Amount
Trading Companies & Distributors-1.66%
Fortress Transportation & Infrastructure
Investors LLC, 6.75%, 03/15/2022(b) . . . . $	5,432,000
United Rentals North America, Inc., 5.50%,
05/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . .	6,976,000
Wireless Telecommunication Services-4.72%
Consolidated Communications, Inc., 6.50%,
10/01/2022(c) . . . . . . . . . . . . . . . . . . . . . . . .	2,943,000
Intelsat Jackson Holdings S.A.
(Luxembourg), 9.50%, 09/30/2022(b) . . . .	3,536,000
Sprint Communications, Inc.
9.25%, 04/15/2022 . . . . . . . . . . . . . . . . . . .	1,239,000
6.00%, 11/15/2022 . . . . . . . . . . . . . . . . . . .	16,040,000
T-Mobile USA, Inc.
4.00%, 04/15/2022 . . . . . . . . . . . . . . . . . . .	3,174,000
5.38%, 04/15/2027 . . . . . . . . . . . . . . . . . . .	4,279,000
Trilogy International Partners LLC/Trilogy
International Finance, Inc. (New Zealand),
8.88%, 05/01/2022(b)(c). . . . . . . . . . . . . . . .	3,115,000
Total U.S. Dollar Denominated Bonds & Notes
(Cost $754,384,808). . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .
Shares
Money Market Funds-1.63%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(d)
(Cost $12,522,516) . . . . . . . . . . . . . . . . . . .	12,522,516

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-99.00%

(Cost $766,907,324). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Investment Abbreviations:

REIT -Real Estate Investment Trust

Value

$5,452,642

7,307,534

12,760,176

2,839,995

4,014,463

1,406,652

17,233,055

3,265,230

4,545,678

2,888,191

36,193,264

746,200,358

12,522,516

758,722,874

	Shares	Value
Investments Purchased with Cash Collateral
from Securities on Loan
Money Market Funds-2.18%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(d)(e) . . . . . . . . . . .	12,519,008	$12,519,008
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . .	4,170,923	4,173,009
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $16,691,600) . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	16,692,017
TOTAL INVESTMENTS IN SECURITIES-101.18%
(Cost $783,598,924). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	775,414,891
OTHER ASSETS LESS LIABILITIES-(1.18)% . . . .	. . . . . . . . . . .	(9,017,371)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$766,397,520

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $343,990,377, which represented 44.88% of the Fund's Net Assets.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Communication Services	22.13
Health Care	13.95

Industrials	13.85
Consumer Discretionary	11.63

Energy	9.67
Materials	8.79

Financials	5.73
Consumer Staples	5.60

Information Technology	3.77
Sector Types Each Less Than 3%	2.25

Money Market Funds Plus Other Assets
Less Liabilities	2.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-94.04%
Aerospace & Defense-1.99%
Bombardier, Inc. (Canada), 6.13%,
01/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	$ 4,189,000	$4,206,950
SSL Robotics LLC, 9.75%, 12/31/2023(b) . . .	3,360,000	3,579,408
		7,786,358
Air Freight & Logistics-0.47%
XPO Logistics, Inc., 6.13%, 09/01/2023(b) . .	1,802,000	1,846,663
Airlines-0.34%
Air Medical Group Holdings, Inc., 6.38%,
05/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,380,000	1,321,923
Auto Components-1.10%
Ahern Rentals, Inc., 7.38%, 05/15/2023(b) . .	1,425,000	1,106,634
Goodyear Tire & Rubber Co. (The), 5.13%,
11/15/2023(c) . . . . . . . . . . . . . . . . . . . . . . . .	3,221,000	3,203,896
		4,310,530
Automobiles-0.37%
Jaguar Land Rover Automotive PLC (United
Kingdom), 5.63%, 02/01/2023(b)(c) . . . . . .	1,503,000	1,459,398
Capital Markets-1.33%
APX Group, Inc., 7.63%, 09/01/2023(c) . . . . .	1,255,000	1,195,909
DKT Finance ApS (Denmark), 9.38%,
06/17/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,500,000	1,597,425
FS Energy and Power Fund, 7.50%,
08/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,332,000	2,409,737
		5,203,071
Chemicals-3.78%
Aruba Investments, Inc., 8.75%,
02/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	644,000	642,657
CF Industries, Inc., 3.45%, 06/01/2023 . . . . .	2,495,000	2,532,450
Chemours Co. (The), 6.63%, 05/15/2023 . . .	3,100,000	3,004,784
CVR Partners L.P./CVR Nitrogen Finance
Corp., 9.25%, 06/15/2023(b) . . . . . . . . . . . .	2,015,000	2,059,501
LSB Industries, Inc., 9.63%,
05/01/2023(b)(c) . . . . . . . . . . . . . . . . . . . . . .	2,287,000	2,308,921
OCI N.V. (Netherlands), 6.63%,
04/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,800,000	1,871,100
PolyOne Corp., 5.25%, 03/15/2023 . . . . . . . .	2,213,000	2,362,355
		14,781,768
Commercial Services & Supplies-3.96%
ADT Security Corp. (The), 4.13%,
06/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,412,000	2,459,239
Algeco Global Finance 2 PLC (United
Kingdom), 10.00%, 08/15/2023(b) . . . . . . .	1,402,000	1,380,970
Algeco Global Finance PLC (United Kingdom),
8.00%, 02/15/2023(b) . . . . . . . . . . . . . . . . .	1,700,000	1,682,983
GFL Environmental, Inc. (Canada), 5.38%,
03/01/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,184,000	2,246,790
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/2023(b) . . . . . . . . . . . . . . . . .	2,713,000	2,685,029

Principal

Amount

Commercial Services & Supplies-(continued)

Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%,

08/01/2023(b) . . . . . . . . . . . . . . . . . . . . . . .$ 3,784,000 RR Donnelley & Sons Co., 6.50%,

11/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . 1,095,000

Communications Equipment-0.40%
Plantronics, Inc., 5.50%, 05/31/2023(b). . . . .	1,704,000
Construction & Engineering-1.19%
MasTec, Inc., 4.88%, 03/15/2023 . . . . . . . . .	667,000
Michael Baker International LLC, 8.75%,
03/01/2023(b)(c) . . . . . . . . . . . . . . . . . . . . . .	1,529,000
Weekley Homes LLC/Weekley Finance Corp.,
6.00%, 02/01/2023 . . . . . . . . . . . . . . . . . . .	958,000
Williams Scotsman International, Inc., 6.88%,
08/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,392,000
Construction Materials-0.56%
Summit Materials LLC/Summit Materials
Finance Corp., 6.13%, 07/15/2023 . . . . . .	2,185,000
Consumer Finance-3.17%
Credit Acceptance Corp., 7.38%,
03/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	935,000
Navient Corp.
5.50%, 01/25/2023 . . . . . . . . . . . . . . . . . . .	3,541,000
7.25%, 09/25/2023 . . . . . . . . . . . . . . . . . . .	1,789,000
Springleaf Finance Corp.
5.63%, 03/15/2023 . . . . . . . . . . . . . . . . . . .	2,896,000
8.25%, 10/01/2023 . . . . . . . . . . . . . . . . . . .	1,146,000
TMX Finance LLC/TitleMax Finance Corp.,
11.13%, 04/01/2023(b) . . . . . . . . . . . . . . . .	1,690,000
Containers & Packaging-4.13%
Ball Corp., 4.00%, 11/15/2023. . . . . . . . . . . .	3,653,000
Berry Global, Inc., 5.13%, 07/15/2023 . . . . .	2,303,000
Cascades, Inc. (Canada), 5.75%,
07/15/2023(b)(c) . . . . . . . . . . . . . . . . . . . . . .	688,000
Crown Americas LLC/Crown Americas
Capital Corp. IV, 4.50%, 01/15/2023 . . . . .	3,230,000
OI European Group B.V., 4.00%,
03/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,832,000
Owens-Brockway Glass Container, Inc.,
5.88%, 08/15/2023(b) . . . . . . . . . . . . . . . . .	2,590,000
Sealed Air Corp., 5.25%, 04/01/2023(b) . . . .	1,409,000

Diversified Telecommunication Services-2.55%

CenturyLink, Inc., Series W, 6.75%,

12/01/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . 2,764,000

Level 3 Financing, Inc., 5.13%, 05/01/2023 . 2,443,000

Zayo Group LLC/Zayo Capital, Inc., 6.00%,

04/01/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . 4,378,000

Value

$3,904,634

1,111,879

15,471,524

1,554,917

669,458

1,574,870

960,792

1,437,818

4,642,938

2,204,119

952,578

3,629,525

1,927,630

2,991,973

1,309,780

1,566,774

12,378,260

3,762,736

2,309,863

703,765

3,283,263

1,857,950

2,744,636

1,488,841

16,151,054

3,045,361

2,454,201

4,480,161

9,979,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Electrical Equipment-0.75%
EnerSys, 5.00%, 04/30/2023(b) . . . . . . . . . . .	$ 1,114,000	$ 1,169,238
Sensata Technologies B.V., 4.88%,
10/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,684,000	1,780,813
		2,950,051
Energy Equipment & Services-1.58%
Archrock Partners L.P./Archrock Partners
Finance Corp., 6.25%, 04/01/2028(b) . . . .	2,561,000	2,471,621
CGG Holding (U.S.), Inc. (France), 9.00%,
05/01/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,543,000	1,592,376
Nabors Industries, Inc., 5.10%, 09/15/2023 .	1,133,000	943,472
Precision Drilling Corp. (Canada), 7.75%,
12/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,196,000	1,175,566
		6,183,035
Entertainment-0.28%
WMG Acquisition Corp., 5.00%,
08/01/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,057,000	1,078,579
Equity REITs-2.48%
CBL & Associates L.P., 5.25%,
12/01/2023(c) . . . . . . . . . . . . . . . . . . . . . . . .	971,000	492,649
CoreCivic, Inc., 4.63%, 05/01/2023 . . . . . . . .	2,006,000	2,015,428
GEO Group, Inc. (The), 5.13%, 04/01/2023 .	823,000	779,957
Mack-Cali Realty L.P., 3.15%, 05/15/2023 . .	971,000	978,937
RHP Hotel Properties L.P./RHP Finance
Corp., 5.00%, 04/15/2023 . . . . . . . . . . . . .	921,000	936,349
Uniti Group L.P./Uniti Group Finance,
Inc./CSL Capital LLC
6.00%, 04/15/2023(b)(c). . . . . . . . . . . . . . . .	1,789,000	1,753,220
8.25%, 10/15/2023 . . . . . . . . . . . . . . . . . . .	2,928,000	2,730,360
		9,686,900
Food & Staples Retailing-1.30%
Albertson's Cos., Inc./Safeway, Inc./New
Albertson's L.P./Albertson's LLC, 3.50%,
02/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,700,000	2,710,125
Ingles Markets, Inc., 5.75%, 06/15/2023. . . .	2,331,000	2,354,333
		5,064,458
Food Products-0.93%
JBS USA LUX S.A./JBS USA Finance, Inc.,
6.75%, 02/15/2028(b) . . . . . . . . . . . . . . . . .	3,344,000	3,632,086
Gas Utilities-0.68%
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.75%, 06/15/2023(c) . . . . . . . . . . . . . . . . .	990,000	828,714
LBC Tank Terminals Holding Netherlands
B.V. (Belgium), 6.88%, 05/15/2023(b) . . . .	1,808,000	1,831,387
		2,660,101
Health Care Equipment & Supplies-0.39%
Hologic, Inc., 4.63%, 02/01/2028(b) . . . . . . . .	1,473,000	1,539,797
Health Care Providers & Services-6.51%
Acadia Healthcare Co., Inc., 5.63%,
02/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,118,000	2,138,301
Community Health Systems, Inc., 6.25%,
03/31/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	10,674,000	10,620,630
Encompass Health Corp., 5.13%,
03/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,119,000	1,125,059
	Principal
	Amount	Value
Health Care Providers & Services-(continued)
HCA, Inc., 5.88%, 05/01/2023 . . . . . . . . . . . .	$ 4,266,000	$ 4,669,500
Tenet Healthcare Corp., 6.75%,
06/15/2023(c) . . . . . . . . . . . . . . . . . . . . . . . .	6,407,000	6,898,321
		25,451,811
Hotels, Restaurants & Leisure-6.45%
Brinker International, Inc., 3.88%,
05/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	942,000	944,355
Buena Vista Gaming Authority, 13.00%,
04/01/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	513,000	509,365
Carlson Travel, Inc., 6.75%,
12/15/2023(b)(c) . . . . . . . . . . . . . . . . . . . . . .	1,394,000	1,398,064
Cinemark USA, Inc., 4.88%, 06/01/2023. . . .	2,479,000	2,469,729
Cirsa Finance International S.a.r.l. (Spain),
7.88%, 12/20/2023(b) . . . . . . . . . . . . . . . . .	1,500,000	1,571,083
Diamond Resorts International, Inc., 7.75%,
09/01/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,415,000	1,418,523
Downstream Development Authority of the
Quapaw Tribe of Oklahoma, 10.50%,
02/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	949,000	961,256
Eldorado Resorts, Inc., 7.00%, 08/01/2023 .	817,000	846,016
MGM Resorts International, 6.00%,
03/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,271,000	4,605,569
Sabre GLBL, Inc.
5.38%, 04/15/2023(b) . . . . . . . . . . . . . . . . .	1,995,000	1,999,160
5.25%, 11/15/2023(b) . . . . . . . . . . . . . . . . .	1,657,000	1,657,315
Scientific Games International, Inc., 7.00%,
05/15/2028(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,350,000	2,277,267
Wyndham Destinations, Inc., 3.90%,
03/01/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,681,000	1,681,630
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp., 4.25%, 05/30/2023(b) . . . . .	1,840,000	1,872,182
Yum! Brands, Inc., 3.88%, 11/01/2023 . . . . .	974,000	1,002,134
		25,213,648
Household Durables-2.23%
Apex Tool Group LLC/BC Mountain Finance,
Inc., 9.00%, 02/15/2023(b) . . . . . . . . . . . . .	1,260,000	1,092,527
Installed Building Products, Inc., 5.75%,
02/01/2028(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,027,000	1,105,722
KB Home, 7.63%, 05/15/2023 . . . . . . . . . . . .	970,000	1,091,653
Prestige Brands, Inc., 5.13%, 01/15/2028(b).	1,469,000	1,538,777
Taylor Morrison Communities, Inc., 6.00%,
09/01/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	944,000	978,031
Taylor Morrison Communities, Inc./Taylor
Morrison Holdings II, Inc., 5.88%,
04/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,204,000	1,291,790
Tempur Sealy International, Inc., 5.63%,
10/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,583,000	1,615,634
		8,714,134
Household Products-2.90%
Central Garden & Pet Co.
6.13%, 11/15/2023 . . . . . . . . . . . . . . . . . . .	1,366,000	1,406,413
5.13%, 02/01/2028 . . . . . . . . . . . . . . . . . . .	1,029,000	1,075,663
Kronos Acquisition Holdings, Inc. (Canada),
9.00%, 08/15/2023(b) . . . . . . . . . . . . . . . . .	3,117,000	3,016,991
Reynolds Group Issuer, Inc./LLC, 5.13%,
07/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	5,768,000	5,837,706
		11,336,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Independent Power and Renewable Electricity Producers-1.29%
InterGen N.V. (Netherlands), 7.00%,
06/30/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	$ 1,302,000	$1,282,470
TerraForm Power Operating LLC, 4.25%,
01/31/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,988,000	2,025,295
Vistra Energy Corp., 5.88%, 06/01/2023 . . .	1,715,000	1,735,340
		5,043,105
Insurance-0.65%
Ardonagh Midco 3 PLC (United Kingdom),
8.63%, 07/15/2023(b) . . . . . . . . . . . . . . . . .	2,500,000	2,530,213
IT Services-0.33%
WEX, Inc., 4.75%, 02/01/2023(b) . . . . . . . . . .	1,272,000	1,280,478
Leisure Products-0.76%
Mattel, Inc., 3.15%, 03/15/2023. . . . . . . . . . .	923,000	911,845
Party City Holdings, Inc., 6.13%,
08/15/2023(b)(c) . . . . . . . . . . . . . . . . . . . . . .	1,072,000	865,640
Vista Outdoor, Inc., 5.88%, 10/01/2023 . . . .	1,228,000	1,191,670
		2,969,155
Machinery-0.87%
ATS Automation Tooling Systems, Inc.
(Canada), 6.50%, 06/15/2023(b) . . . . . . . .	817,000	833,655
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b) .	1,536,000	1,517,437
Titan International, Inc., 6.50%,
11/30/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,392,000	1,061,978
		3,413,070
Media-7.14%
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.00%, 03/01/2023(b) . . . . . . . . . . . . . . . . .	1,679,000	1,699,971
5.13%, 05/01/2023(b) . . . . . . . . . . . . . . . . .	3,819,000	3,871,645
5.75%, 09/01/2023 . . . . . . . . . . . . . . . . . . .	1,392,000	1,407,834
Dish DBS Corp., 5.00%, 03/15/2023 . . . . . . .	5,838,000	5,889,608
Lamar Media Corp., 5.00%, 05/01/2023 . . . .	1,523,000	1,538,215
National CineMedia LLC, 5.88%,
04/15/2028(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,024,000	2,073,876
Quebecor Media, Inc. (Canada), 5.75%,
01/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,926,000	3,109,124
Radiate Holdco LLC/Radiate Finance, Inc.,
6.88%, 02/15/2023(b) . . . . . . . . . . . . . . . . .	966,000	973,510
Sirius XM Radio, Inc., 4.63%, 05/15/2023(b) .	2,345,000	2,367,477
Townsquare Media, Inc., 6.50%,
04/01/2023(b)(c) . . . . . . . . . . . . . . . . . . . . . .	958,000	970,372
Univision Communications, Inc., 5.13%,
05/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	4,129,000	3,992,743
		27,894,375
Metals & Mining-4.76%
AK Steel Corp., 7.50%, 07/15/2023. . . . . . . .	1,389,000	1,440,511
Alcoa Nederland Holding B.V., 6.13%,
05/15/2028(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,400,000	1,439,410
Aleris International, Inc., 10.75%,
07/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,121,000	2,193,772
Allegheny Technologies, Inc., 7.88%,
08/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,826,000	1,940,645
Arconic Rolled Products Corp., 6.13%,
02/15/2028(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,200,000	2,271,500
Commercial Metals Co., 4.88%,
05/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,550,000	1,606,009
	Principal
	Amount	Value
Metals & Mining-(continued)
Freeport-McMoRan, Inc., 3.88%,
03/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 6,251,000	$ 6,297,164
Hudbay Minerals, Inc. (Canada), 7.25%,
01/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,397,000	1,408,057
		18,597,068
Multiline Retail-0.27%
JC Penney Corp., Inc., 5.88%,
07/01/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,290,000	1,070,068
Oil, Gas & Consumable Fuels-10.36%
Antero Resources Corp., 5.63%,
06/01/2023(c) . . . . . . . . . . . . . . . . . . . . . . . .	2,807,000	1,522,797
Bruin E&P Partners LLC, 8.88%,
08/01/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,612,000	1,391,974
Buckeye Partners L.P., 4.15%, 07/01/2023 .	1,952,000	1,971,325
Callon Petroleum Co., 6.25%, 04/15/2023 . .	2,313,000	1,960,291
Calumet Specialty Products Partners
L.P./Calumet Finance Corp., 7.75%,
04/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,793,000	1,726,507
Crestwood Midstream Partners L.P./
Crestwood Midstream Finance Corp.,
6.25%, 04/01/2023 . . . . . . . . . . . . . . . . . . .	2,916,000	2,776,863
DCP Midstream Operating L.P., 3.88%,
03/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,677,000	1,685,368
Energy Transfer Operating L.P., 4.25%,
03/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,748,000	1,853,544
Energy Ventures Gom LLC/EnVen Finance
Corp., 11.00%, 02/15/2023(b) . . . . . . . . . .	1,681,000	1,669,090
Frontera Energy Corp. (Colombia), 9.70%,
06/25/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,201,000	1,239,042
Genesis Energy L.P./Genesis Energy Finance
Corp., 6.00%, 05/15/2023 . . . . . . . . . . . . .	1,562,000	1,488,453
Global Partners L.P./GLP Finance Corp.,
7.00%, 06/15/2023 . . . . . . . . . . . . . . . . . . .	765,000	787,311
Gulfport Energy Corp., 6.63%,
05/01/2023(c) . . . . . . . . . . . . . . . . . . . . . . . .	691,000	362,989
Lonestar Resources America, Inc., 11.25%,
01/01/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	817,000	537,178
Montage Resources Corp., 8.88%,
07/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,136,000	831,768
NGL Energy Partners L.P./NGL Energy
Finance Corp., 7.50%, 11/01/2023 . . . . . .	2,024,000	1,877,240
Oasis Petroleum, Inc., 6.88%,
01/15/2023(c) . . . . . . . . . . . . . . . . . . . . . . . .	1,336,000	1,038,740
PBF Logistics L.P./PBF Logistics Finance
Corp., 6.88%, 05/15/2023 . . . . . . . . . . . . .	1,831,000	1,880,052
QEP Resources, Inc., 5.25%, 05/01/2023 . . .	2,130,000	1,877,595
Range Resources Corp., 5.00%,
03/15/2023(c) . . . . . . . . . . . . . . . . . . . . . . . .	2,618,000	1,903,783
Rockpoint Gas Storage Canada Ltd.
(Canada), 7.00%, 03/31/2023(b) . . . . . . . .	1,419,000	1,337,996
Seven Generations Energy Ltd. (Canada)
6.75%, 05/01/2023(b) . . . . . . . . . . . . . . . . .	1,421,000	1,407,678
6.88%, 06/30/2023(b) . . . . . . . . . . . . . . . . .	1,625,000	1,637,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Targa Resources Partners L.P./Targa
Resources Partners Finance Corp.
5.25%, 05/01/2023 . . . . . . . . . . . . . . . . . . .	$ 2,083,000	$ 2,082,344
4.25%, 11/15/2023 . . . . . . . . . . . . . . . . . . .	2,122,000	2,093,958
WPX Energy, Inc., 8.25%, 08/01/2023. . . . . .	1,401,000	1,566,199
		40,507,947
Paper & Forest Products-0.53%
Clearwater Paper Corp., 4.50%,
02/01/2023(c) . . . . . . . . . . . . . . . . . . . . . . . .	833,000	839,247
Norbord, Inc. (Canada), 6.25%,
04/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,132,000	1,213,125
		2,052,372
Personal Products-0.56%
Avon Products, Inc. (United Kingdom),
7.00%, 03/15/2023 . . . . . . . . . . . . . . . . . . .	2,003,000	2,183,294
Pharmaceuticals-0.84%
Bausch Health Cos., Inc., 5.88%,
05/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,693,000	1,700,407
Endo Dac/Endo Finance LLC/Endo Finco,
Inc., 6.00%, 07/15/2023(b) . . . . . . . . . . . . .	2,000,000	1,575,180
		3,275,587
Real Estate Management & Development-0.43%
Realogy Group LLC/Realogy Co.-Issuer Corp.,
4.88%, 06/01/2023(b)(c). . . . . . . . . . . . . . . .	1,695,000	1,689,703
Road & Rail-1.71%
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc., 5.50%, 04/01/2023 . . . . . . .	786,000	788,291
(b)

Principal

Amount

Technology Hardware, Storage & Peripherals-2.48%

EMC Corp., 3.38%, 06/01/2023 . . . . . . . . . . .	$ 3,327,000
NCR Corp., 6.38%, 12/15/2023 . . . . . . . . . . .	2,318,000
Xerox Corp., 4.13%, 03/15/2023 . . . . . . . . . .	3,894,000

Thrifts & Mortgage Finance-1.37%

MGIC Investment Corp., 5.75%,

08/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . 1,682,000

Nationstar Mortgage Holdings, Inc., 8.13%,

07/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . . 3,358,000

Wireless Telecommunication Services-5.96%

Intelsat Jackson Holdings S.A.

(Luxembourg), 5.50%, 08/01/2023 . . . . . . 6,867,000

Sprint Corp., 7.88%, 09/15/2023. . . . . . . . . . 15,177,000

Total U.S. Dollar Denominated Bonds & Notes

(Cost $371,512,846). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares

Money Market Funds-4.34%

Invesco Premier U.S. Government Money

Portfolio, Institutional Class, 1.46%(d)

(Cost $16,962,794) . . . . . . . . . . . . . . . . . . . 16,962,794

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-98.38%

(Cost $388,475,640). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Value

$3,342,770

2,367,733

3,980,562

9,691,065

1,842,488

3,498,314

5,340,802

5,919,938

17,371,366

23,291,304

367,538,154

16,962,794

384,500,948

BCD Acquisition, Inc., 9.63%, 09/15/2023 .	2,912,000	3,021,171
Kenan Advantage Group, Inc. (The), 7.88%,
07/31/2023(b)(c) . . . . . . . . . . . . . . . . . . . . . .	984,000	972,108
Watco Cos. LLC/Watco Finance Corp.,
6.38%, 04/01/2023(b) . . . . . . . . . . . . . . . . .	1,874,000	1,893,518
		6,675,088
Software-0.83%
Sophia L.P./Sophia Finance, Inc., 9.00%,
09/30/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,745,000	1,795,893
Veritas US, Inc./Veritas Bermuda Ltd.,
7.50%, 02/01/2023(b) . . . . . . . . . . . . . . . . .	1,502,000	1,431,278
		3,227,171
Specialty Retail-1.08%
Group 1 Automotive, Inc., 5.25%,
12/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	765,000	774,245
KGA Escrow LLC, 7.50%, 08/15/2023(b) . . . .	1,242,000	1,289,090
L Brands, Inc., 5.63%, 10/15/2023 . . . . . . . .	1,410,000	1,522,215
Sally Holdings LLC/Sally Capital, Inc., 5.50%,
11/01/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	608,000	617,120
		4,202,670

Investment Abbreviations:

REIT -Real Estate Investment Trust

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.53%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . . .	19,138,786	19,138,786
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . .	6,376,416	6,379,605
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $25,517,715) . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	25,518,391
TOTAL INVESTMENTS IN SECURITIES-104.91%
(Cost $413,993,355). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	410,019,339
OTHER ASSETS LESS LIABILITIES-(4.91)% . . . .	. . . . . . . . . . .	(19,187,896)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$390,831,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $162,067,736, which represented 41.47% of the Fund's Net Assets.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Communication Services	15.93
Materials	13.76

Consumer Discretionary	12.26
Energy	11.94

Industrials	11.28
Health Care	7.74

Financials	7.67
Consumer Staples	5.69

Information Technology	4.04
Sector Types Each Less Than 3%	3.73

Money Market Funds Plus Other Assets
Less Liabilities	5.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.21%
Aerospace & Defense-1.77%
Bombardier, Inc. (Canada), 7.50%,
12/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	$1,467,000	$1,481,061
TransDigm, Inc., 6.50%, 07/15/2024 . . . . . . . .	1,513,000	1,550,197
		3,031,258
Airlines-0.26%
United Airlines Holdings, Inc., 5.00%,
02/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	429,000	435,435
Auto Components-1.82%
Dana, Inc., 5.50%, 12/15/2024. . . . . . . . . . . . .	493,000	499,554
FXI Holdings, Inc., 7.88%, 11/01/2024(b) . . . .	824,000	776,612
Hertz Corp. (The), 5.50%, 10/15/2024(b)(c). . .	1,194,000	1,145,542
Tenneco, Inc., 5.38%, 12/15/2024(c) . . . . . . . .	527,000	476,495
Tupy Overseas S.A. (Brazil), 6.63%,
07/17/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	203,000	208,821
		3,107,024
Capital Markets-0.64%
Donnelley Financial Solutions, Inc., 8.25%,
10/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	499,000	514,027
MSCI, Inc., 5.25%, 11/15/2024(b) . . . . . . . . . . .	570,000	586,807
		1,100,834
Chemicals-2.60%
Axalta Coating Systems LLC, 4.88%,
08/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	750,000	761,441
Cornerstone Chemical Co., 6.75%,
08/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	716,000	642,313
INEOS Group Holdings S.A. (Luxembourg),
5.63%, 08/01/2024(b). . . . . . . . . . . . . . . . . . .	1,100,000	1,106,864
OCI N.V. (Netherlands), 5.25%,
11/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,025,000
Valvoline, Inc., 5.50%, 07/15/2024 . . . . . . . . .	419,000	436,598
WR Grace & Co.-Conn, 5.63%, 10/01/2024(b) .	432,000	478,619
		4,450,835
Commercial Services & Supplies-2.13%
ACCO Brands Corp., 5.25%, 12/15/2024(b). . .	672,000	692,721
Advanced Disposal Services, Inc., 5.63%,
11/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	426,000	445,496
Clean Harbors, Inc., 5.13%, 07/15/2029(b) . . .	635,000	682,052
Mobile Mini, Inc., 5.88%, 07/01/2024. . . . . . . .	426,000	440,910
Pitney Bowes, Inc., 4.63%, 03/15/2024(c) . . . .	810,000	765,114
R.R. Donnelley & Sons Co., 6.00%,
04/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	607,000	608,769
		3,635,062
Construction & Engineering-0.81%
AECOM, 5.88%, 10/15/2024. . . . . . . . . . . . . . .	1,263,000	1,388,776
Construction Materials-0.88%
CIMPOR Financial Operations B.V. (Brazil),
5.75%, 07/17/2024(b). . . . . . . . . . . . . . . . . . .	700,000	595,291
US Concrete, Inc., 6.38%, 06/01/2024 . . . . . .	885,000	902,421
		1,497,712
Consumer Finance-2.37%
Enova International, Inc., 8.50%,
09/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	571,000	539,358
Principal
Amount
Consumer Finance-(continued)
FirstCash, Inc., 5.38%, 06/01/2024(b) . . . . . . .	$354,000
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b) .	1,148,000
Navient Corp.
6.13%, 03/25/2024 . . . . . . . . . . . . . . . . . . . .	1,300,000
5.88%, 10/25/2024 . . . . . . . . . . . . . . . . . . . .	607,000
Containers & Packaging-1.81%
Graphic Packaging International LLC, 4.13%,
08/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	349,000
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/2024(b). . . . . . . . . . . . . . . . . . .	2,002,000
Sealed Air Corp., 5.13%, 12/01/2024(b) . . . . .	678,000
Distributors-0.74%
Wolverine Escrow LLC, 8.50%,
11/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,285,000
Diversified Consumer Services-1.68%
Blackboard, Inc., 10.38%, 11/15/2024(b) . . . .	365,000
Cengage Learning, Inc., 9.50%,
06/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	762,000
Service Corp. International, 5.38%,
05/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	954,000
ServiceMaster Co. LLC (The), 5.13%,
11/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	838,000
Diversified Financial Services-2.38%
Fairstone Financial, Inc. (Canada), 7.88%,
07/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	943,000
Freedom Mortgage Corp., 8.13%,
11/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	614,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.25%, 08/15/2024(b). . . . . . . . . . . . . . . . . . .	400,000
Lions Gate Capital Holdings LLC, 5.88%,
11/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	901,000
Stena International S.A. (Sweden), 5.75%,
03/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	200,000
Washington Prime Group L.P., 6.45%,
08/15/2024(c) . . . . . . . . . . . . . . . . . . . . . . . . .	1,159,000
Diversified Telecommunication Services-2.72%
CenturyLink, Inc., Series Y, 7.50%,
04/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,578,000
Cincinnati Bell, Inc., 7.00%, 07/15/2024(b) . . .	971,000
CommScope, Inc., 5.50%, 06/15/2024(b). . . . .	830,000
ORBCOMM, Inc., 8.00%, 04/01/2024(b) . . . . . .	357,000
Virgin Media Finance PLC (United Kingdom),
6.00%, 10/15/2024(b) . . . . . . . . . . . . . . . . . .	700,000
Electric Utilities-0.93%
NextEra Energy Operating Partners L.P.
4.25%, 07/15/2024(b). . . . . . . . . . . . . . . . . . .	901,000
4.25%, 09/15/2024(b). . . . . . . . . . . . . . . . . . .	670,000

Value

$362,997

1,184,834

1,345,487

623,698

4,056,374

365,722

1,998,877

728,850

3,093,449

1,255,811

365,912

665,641

973,877

865,935

2,871,365

1,025,904

592,765

413,166

874,073

201,417

957,143

4,064,468

1,766,705

1,023,182

790,650

355,661

717,419

4,653,617

919,547

675,886

1,595,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Electrical Equipment-0.99%
Sensata Technologies B.V., 5.63%,
11/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	$ 630,000	$680,819
Vertiv Group Corp., 9.25%, 10/15/2024(b) . . .	951,000	1,016,980
		1,697,799
Electronic Equipment, Instruments & Components-0.55%
CDW LLC/CDW Finance Corp., 5.50%,
12/01/2024(c) . . . . . . . . . . . . . . . . . . . . . . . . .	846,000	932,364
Energy Equipment & Services-0.70%
Oceaneering International, Inc., 4.65%,
11/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,055,000	986,699
Valaris PLC, 4.75%, 01/15/2024(c). . . . . . . . . .	449,000	210,094
		1,196,793
Entertainment-1.00%
Live Nation Entertainment, Inc., 4.88%,
11/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	672,000	687,113
Netflix, Inc., 5.75%, 03/01/2024. . . . . . . . . . . .	742,000	820,218
WMG Acquisition Corp., 4.88%,
11/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	194,000	199,901
		1,707,232
Equity REITs-3.71%
GEO Group, Inc. (The), 5.88%, 10/15/2024 . .	431,000	404,241
Iron Mountain, Inc., 5.75%, 08/15/2024 . . . . .	1,173,000	1,184,718
MGM Growth Properties Operating Partnership
L.P./MGP Finance Co.-Issuer, Inc., 5.63%,
05/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,536,000	1,665,923
Rayonier A.M. Products, Inc., 5.50%,
06/01/2024(b)(c). . . . . . . . . . . . . . . . . . . . . . . .	761,000	437,419
SBA Communications Corp., 4.88%,
09/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,905,000	1,961,759
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL
Capital LLC, 7.13%, 12/15/2024(b). . . . . . . .	750,000	680,618
		6,334,678
Food & Staples Retailing-1.71%
Albertson's Cos., Inc./Safeway, Inc./New
Albertson's L.P./Albertson's LLC, 6.63%,
06/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,742,000	1,794,242
Performance Food Group, Inc., 5.50%,
06/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	427,000	432,515
US Foods, Inc., 5.88%, 06/15/2024(b) . . . . . . .	685,000	698,416
		2,925,173
Food Products-3.45%
JBS USA LUX S.A./JBS USA Finance, Inc.,
5.88%, 07/15/2024(b). . . . . . . . . . . . . . . . . . .	1,431,000	1,457,860
JBS USA LUX S.A./JBS USA Food Co./JBS
USA Finance, Inc., 6.50%, 04/15/2029(b) . .	1,983,000	2,154,629
Lamb Weston Holdings, Inc., 4.63%,
11/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,313,000	1,368,284
Simmons Foods, Inc., 5.75%, 11/01/2024(b). .	909,000	906,350
		5,887,123
Gas Utilities-1.10%
AmeriGas Partners L.P./AmeriGas Finance
Corp., 5.63%, 05/20/2024. . . . . . . . . . . . . . .	1,090,000	1,135,987
Suburban Propane Partners L.P./Suburban
Energy Finance Corp., 5.50%, 06/01/2024 .	756,000	749,960
		1,885,947
	Principal
	Amount	Value
Health Care Providers & Services-6.72%
Acadia Healthcare Co., Inc., 6.50%,
03/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 426,000	$438,424
AMN Healthcare, Inc., 5.13%, 10/01/2024(b) .	494,000	507,790
Community Health Systems, Inc., 8.63%,
01/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,897,000	1,976,466
DaVita, Inc., 5.13%, 07/15/2024 . . . . . . . . . . .	2,337,000	2,371,085
Encompass Health Corp., 5.75%,
11/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	821,000	829,961
MPH Acquisition Holdings LLC, 7.13%,
06/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	2,270,000	2,117,252
Tenet Healthcare Corp.
4.63%, 07/15/2024 . . . . . . . . . . . . . . . . . . . .	2,401,000	2,406,054
4.63%, 09/01/2024(b). . . . . . . . . . . . . . . . . . .	824,000	838,420
		11,485,452
Hotels, Restaurants & Leisure-8.63%
1011778 BC ULC/New Red Finance, Inc.
(Canada), 4.25%, 05/15/2024(b). . . . . . . . . .	2,079,000	2,085,310
Carlson Travel, Inc., 9.50%, 12/15/2024(b)(c) .	200,000	195,583
Cedar Fair L.P., 5.25%, 07/15/2029(b) . . . . . . .	824,000	825,524
Cedar Fair L.P./Canada's Wonderland
Co./Magnum Management Corp., 5.38%,
06/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	491,000	501,024
Diamond Resorts International, Inc., 10.75%,
09/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	892,000	923,590
Enterprise Development Authority (The),
12.00%, 07/15/2024(b) . . . . . . . . . . . . . . . . .	709,000	813,872
Gateway Casinos & Entertainment Ltd.
(Canada), 8.25%, 03/01/2024(b) . . . . . . . . . .	307,000	316,337
Golden Nugget, Inc., 6.75%, 10/15/2024(b) . .	1,802,000	1,774,411
Hilton Domestic Operating Co., Inc., 4.25%,
09/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,436,000	1,444,968
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc., 6.13%,
12/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	346,000	371,229
Jacobs Entertainment, Inc., 7.88%,
02/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	494,000	520,140
KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC, 5.00%, 06/01/2024(b).	1,528,000	1,543,227
Mohegan Gaming & Entertainment, 7.88%,
10/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	607,000	602,196
Scientific Games International, Inc., 7.25%,
11/15/2029(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,025,000	1,001,271
Six Flags Entertainment Corp., 4.88%,
07/31/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,469,000	1,452,966
Wyndham Destinations, Inc., 5.40%,
04/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	348,000	374,244
		14,745,892
Household Durables-0.81%
Taylor Morrison Communities, Inc./Taylor
Morrison Holdings II, Inc., 5.63%,
03/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	670,000	727,228
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
5.88%, 06/15/2024 . . . . . . . . . . . . . . . . . . . .	606,000	658,519
		1,385,747

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Household Products-0.75%
Reynolds Group Issuer, Inc./LLC, 7.00%,
07/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	$ 947,000	$957,658
Spectrum Brands, Inc., 6.13%, 12/15/2024 . .	307,000	316,083
		1,273,741
Independent Power and Renewable Electricity Producers-1.43%
Calpine Corp., 5.50%, 02/01/2024 . . . . . . . . . .	838,000	825,438
NRG Energy, Inc., 5.25%, 06/15/2029(b) . . . . .	1,159,000	1,206,797
Pattern Energy Group, Inc., 5.88%,
02/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	405,000	414,281
		2,446,516
Industrial Conglomerates-0.40%
Icahn Enterprises L.P./Icahn Enterprises
Finance Corp., 4.75%, 09/15/2024(b). . . . . .	672,000	686,280
Interactive Media & Services-0.47%
Match Group, Inc.
6.38%, 06/01/2024 . . . . . . . . . . . . . . . . . . . .	349,000	361,838
5.63%, 02/15/2029(b). . . . . . . . . . . . . . . . . . .	418,000	442,703
		804,541
IT Services-1.43%
EIG Investors Corp., 10.88%, 02/01/2024 . . . .	426,000	446,143
GTT Communications, Inc., 7.88%,
12/31/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	612,000	469,710
Rackspace Hosting, Inc., 8.63%,
11/15/2024(b)(c). . . . . . . . . . . . . . . . . . . . . . . .	1,590,000	1,526,400
		2,442,253
Life Sciences Tools & Services-1.27%
Avantor, Inc., 6.00%, 10/01/2024(b) . . . . . . . .	2,060,000	2,166,430
Machinery-2.75%
Allison Transmission, Inc.
5.00%, 10/01/2024(b) . . . . . . . . . . . . . . . . . .	1,608,000	1,630,030
5.88%, 06/01/2029(b). . . . . . . . . . . . . . . . . . .	1,025,000	1,113,224
Cloud Crane LLC, 10.13%, 08/01/2024(b) . . . .	697,000	738,531
JPW Industries Holding Corp., 9.00%,
10/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	282,000	267,312
Meritor, Inc., 6.25%, 02/15/2024(c) . . . . . . . . .	496,000	509,299
SPX FLOW, Inc., 5.63%, 08/15/2024(b) . . . . . .	426,000	441,355
		4,699,751
Marine-0.29%
Stena AB (Sweden), 7.00%, 02/01/2024(b)(c) .	500,000	501,458
Media-12.33%
AMC Networks, Inc., 5.00%, 04/01/2024. . . . .	1,501,000	1,512,258
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 01/15/2024 . . . . . . . . . . . . . . . . . . . .	203,000	207,510
5.88%, 04/01/2024(b). . . . . . . . . . . . . . . . . . .	1,660,000	1,708,613
CSC Holdings LLC
5.25%, 06/01/2024(c). . . . . . . . . . . . . . . . . . .	888,000	960,891
6.50%, 02/01/2029(b). . . . . . . . . . . . . . . . . . .	2,500,000	2,766,937
DISH DBS Corp., 5.88%, 11/15/2024. . . . . . . .	2,682,000	2,756,600
Entercom Media Corp., 7.25%,
11/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	494,000	519,523
Gray Television, Inc., 5.13%, 10/15/2024(b) . .	883,000	906,916
McGraw-Hill Global Education Holdings LLC/
McGraw-Hill Global Education Finance,
7.88%, 05/15/2024(b). . . . . . . . . . . . . . . . . . .	431,000	367,606
MDC Partners, Inc., 6.50%, 05/01/2024(b) . . .	1,246,000	1,140,090
	Principal
	Amount	Value
Media-(continued)
Nexstar Broadcasting, Inc., 5.63%,
08/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	$1,022,000	$ 1,053,258
Outfront Media Capital LLC/Outfront Media
Capital Corp., 5.63%, 02/15/2024 . . . . . . . .	494,000	504,292
Salem Media Group, Inc., 6.75%,
06/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	635,000	612,775
Sinclair Television Group, Inc., 5.63%,
08/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	607,000	622,427
Sirius XM Radio, Inc.
4.63%, 07/15/2024(b). . . . . . . . . . . . . . . . . . .	1,934,000	1,997,890
5.50%, 07/01/2029(b). . . . . . . . . . . . . . . . . . .	1,920,000	2,062,176
TEGNA, Inc., 5.50%, 09/15/2024(b) . . . . . . . . .	542,000	556,905
Videotron Ltd. (Canada), 5.38%,
06/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	755,000	807,993
		21,064,660
Metals & Mining-2.66%
Alcoa Nederland Holding B.V., 6.75%,
09/30/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,030,000	1,058,335
Cleveland-Cliffs, Inc., 4.88%, 01/15/2024(b) . .	747,000	739,840
Coeur Mining, Inc., 5.88%, 06/01/2024(c) . . . .	428,000	403,212
Compass Minerals International, Inc., 4.88%,
07/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	291,000	294,031
Constellium SE, 5.75%, 05/15/2024(b) . . . . . . .	300,000	306,875
Freeport-McMoRan, Inc., 4.55%, 11/14/2024.	1,300,000	1,318,961
Warrior Met Coal, Inc., 8.00%,
11/01/2024(b)(c). . . . . . . . . . . . . . . . . . . . . . . .	419,000	430,742
		4,551,996
Oil, Gas & Consumable Fuels-5.44%
Antero Midstream Partners L.P./Antero
Midstream Finance Corp., 5.38%,
09/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,036,000	789,950
Baytex Energy Corp. (Canada), 5.63%,
06/01/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	431,000	389,156
Callon Petroleum Co., 6.13%, 10/01/2024 . . .	821,000	654,912
Energy Transfer Operating L.P., 5.88%,
01/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,093,000	1,222,352
Extraction Oil & Gas, Inc., 7.38%,
05/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	356,000	123,562
Genesis Energy L.P./Genesis Energy Finance
Corp., 5.63%, 06/15/2024. . . . . . . . . . . . . . .	431,000	371,916
Gulfport Energy Corp., 6.00%, 10/15/2024 . .	845,000	283,075
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.00%, 12/01/2024(b) . . . . . . . . . . . . . . . . . .	571,000	452,755
MEG Energy Corp. (Canada), 7.00%,
03/31/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	934,000	886,912
Parsley Energy LLC/Parsley Finance Corp.,
6.25%, 06/01/2024(b). . . . . . . . . . . . . . . . . . .	755,000	792,761
PDC Energy, Inc., 6.13%, 09/15/2024 . . . . . . .	638,000	598,326
SM Energy Co., 5.00%, 01/15/2024. . . . . . . . .	558,000	436,571
Targa Resources Partners L.P./Targa
Resources Partners Finance Corp., 6.88%,
01/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,159,000	1,253,169
WPX Energy, Inc., 5.25%, 09/15/2024. . . . . . .	1,039,000	1,039,374
		9,294,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Paper & Forest Products-0.66%
Boise Cascade Co., 5.63%, 09/01/2024(b) . . . .	$ 670,000	$693,728
Louisiana-Pacific Corp., 4.88%, 09/15/2024 . .	427,000	436,785
		1,130,513
Pharmaceuticals-2.82%
Bausch Health Cos., Inc.
7.00%, 03/15/2024(b). . . . . . . . . . . . . . . . . . .	2,617,000	2,699,867
7.25%, 05/30/2029(b). . . . . . . . . . . . . . . . . . .	1,285,000	1,415,877
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
5.88%, 10/15/2024(b) . . . . . . . . . . . . . . . . . .	700,000	705,541
		4,821,285
Real Estate Management & Development-0.99%
Kennedy-Wilson, Inc., 5.88%, 04/01/2024. . . .	1,667,000	1,698,273
Road & Rail-0.25%
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc., 6.38%, 04/01/2024(b). . . . . . .	426,000	429,372
Semiconductors & Semiconductor Equipment-0.47%
Qorvo, Inc., 4.38%, 10/15/2029(b) . . . . . . . . . .	765,000	796,078
Software-2.41%
CDK Global, Inc.
5.00%, 10/15/2024 . . . . . . . . . . . . . . . . . . . .	760,000	825,884
5.25%, 05/15/2029(b). . . . . . . . . . . . . . . . . . .	1,025,000	1,094,188
Genesys Telecommunications Laboratories,
Inc./Greeneden Lux 3 S.a.r.l./Greeneden US
Holdings II LLC, 10.00%, 11/30/2024(b) . . .	1,089,000	1,163,907
RP Crown Parent LLC, 7.38%, 10/15/2024(b).	496,000	514,394
Veritas US, Inc./Veritas Bermuda Ltd.,
10.50%, 02/01/2024(b)(c). . . . . . . . . . . . . . . .	601,000	515,607
		4,113,980
Specialty Retail-0.98%
AAG FH L.P./AAG FH Finco, Inc. (Canada),
9.75%, 07/15/2024(b). . . . . . . . . . . . . . . . . . .	357,000	330,225
Asbury Automotive Group, Inc., 6.00%,
12/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	951,000	981,513
Penske Automotive Group, Inc., 5.38%,
12/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	354,000	363,439
		1,675,177
Technology Hardware, Storage & Peripherals-2.18%
Dell International LLC/EMC Corp., 7.13%,
06/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . .	2,302,000	2,411,345
Diebold Nixdorf, Inc., 8.50%, 04/15/2024(c) . .	642,000	579,671
NCR Corp., 6.13%, 09/01/2029(b) . . . . . . . . . .	670,000	728,391
		3,719,407

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Principal
	Amount	Value
Textiles, Apparel & Luxury Goods-0.76%
Hanesbrands, Inc., 4.63%, 05/15/2024(b) . . . .	$1,232,000	$ 1,290,009
Thrifts & Mortgage Finance-0.50%
Radian Group, Inc., 4.50%, 10/01/2024 . . . . .	809,000	855,853
Trading Companies & Distributors-0.66%
BMC East LLC, 5.50%, 10/01/2024(b) . . . . . . .	670,000	692,053
WESCO Distribution, Inc., 5.38%,
06/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . .	426,000	440,022
		1,132,075
Wireless Telecommunication Services-2.40%
Sprint Corp., 7.13%, 06/15/2024 . . . . . . . . . . .	3,611,000	4,104,497
Total U.S. Dollar Denominated Bonds & Notes
(Cost $168,018,984). . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	166,120,589
	Shares
Money Market Funds-2.19%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(d)
(Cost $3,747,231) . . . . . . . . . . . . . . . . . . . . . .	3,747,231	3,747,231
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-99.40%
(Cost $171,766,215). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	169,867,820

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.10%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e). . . . . . . . . . . . .	5,257,186	5,257,186
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . .	1,751,492	1,752,367
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $7,009,420) . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	7,009,553
TOTAL INVESTMENTS IN SECURITIES-103.50%
(Cost $178,775,635). . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	176,877,373
OTHER ASSETS LESS LIABILITIES-(3.50)% . . . . .	. . . . . . . . . .	(5,977,399)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	$170,899,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $103,769,841, which represented 60.72% of the Fund's Net Assets.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Communication Services	18.92
Consumer Discretionary	15.42

Health Care	10.81
Industrials	10.31

Materials	8.61
Information Technology	7.04

Energy	6.14
Consumer Staples	5.91

Financials	5.89
Real Estate	4.70

Utilities	3.46
Money Market Funds Plus Other Assets
Less Liabilities	2.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.79%
Aerospace & Defense-2.16%
Bombardier, Inc. (Canada), 7.50%,
03/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	$1,413,000	$1,398,870
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/2025(b) . . . . . . . . . . . . . . . . . .	172,000	182,391
TransDigm, Inc., 6.50%, 05/15/2025(c) . . . . . .	602,000	622,640
Triumph Group, Inc., 7.75%, 08/15/2025 . . . .	394,000	391,208
		2,595,109
Auto Components-0.58%
American Axle & Manufacturing, Inc., 6.25%,
04/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	456,000	442,450
Dana Financing Luxembourg S.a.r.l., 5.75%,
04/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	240,000	247,900
		690,350
Automobiles-1.04%
Tesla, Inc., 5.30%, 08/15/2025(b)(c) . . . . . . . . .	1,250,000	1,251,550
Beverages-0.46%
Cott Holdings, Inc. (Canada), 5.50%,
04/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	542,000	555,775
Building Products-0.26%
JELD-WEN, Inc., 4.63%, 12/15/2025(b) . . . . . .	305,000	308,177
Capital Markets-1.32%
MSCI, Inc., 5.75%, 08/15/2025(b) . . . . . . . . . . .	544,000	564,395
NFP Corp.
6.88%, 07/15/2025(b). . . . . . . . . . . . . . . . . . .	446,000	447,119
8.00%, 07/15/2025(b). . . . . . . . . . . . . . . . . . .	554,000	566,695
		1,578,209
Chemicals-3.36%
Atotech Alpha 3 B.V./Alpha US Bidco, Inc.
(United Kingdom), 6.25%, 02/01/2025(b) . .	200,000	206,238
Chemours Co. (The), 7.00%, 05/15/2025(c) . .	535,000	500,003
Consolidated Energy Finance S.A.
(Switzerland), 6.88%, 06/15/2025(b) . . . . . .	206,000	200,951
Element Solutions, Inc., 5.88%,
12/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	616,000	620,626
Koppers, Inc., 6.00%, 02/15/2025(b) . . . . . . . .	346,000	341,672
Kraton Polymers LLC/Kraton Polymers Capital
Corp., 7.00%, 04/15/2025(b)(c) . . . . . . . . . . .	244,000	232,486
PQ Corp., 5.75%, 12/15/2025(b). . . . . . . . . . . .	172,000	177,231
Rain CII Carbon LLC/CII Carbon Corp., 7.25%,
04/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	461,000	443,708
SPCM S.A. (France), 4.88%, 09/15/2025(b) . .	200,000	205,498
Trinseo Materials Operating S.C.A./Trinseo
Materials Finance, Inc., 5.38%,
09/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	305,000	283,650
Tronox Finance PLC, 5.75%, 10/01/2025(b) . .	248,000	235,133
Valvoline, Inc., 4.38%, 08/15/2025 . . . . . . . . .	394,000	406,968
Venator Finance S.a.r.l./Venator
Materials LLC, 5.75%, 07/15/2025(b)(c) . . . .	197,000	176,807
		4,030,971
Commercial Services & Supplies-1.71%
Aptim Corp., 7.75%, 06/15/2025(b)(c) . . . . . . .	108,000	61,785
Core & Main L.P., 6.13%, 08/15/2025(b)(c) . . .	305,000	309,603
	Principal
	Amount	Value
Commercial Services & Supplies-(continued)
Covanta Holding Corp., 5.88%, 07/01/2025 . .	$ 259,000	$266,230
Intrado Corp., 8.50%, 10/15/2025(b)(c) . . . . . .	788,000	531,900
KAR Auction Services, Inc., 5.13%,
06/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	689,000	709,315
Matthews International Corp., 5.25%,
12/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	172,000	171,211
		2,050,044
Communications Equipment-1.36%
CommScope Technologies LLC, 6.00%,
06/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,243,000	1,168,420
ViaSat, Inc., 5.63%, 09/15/2025(b) . . . . . . . . . .	462,000	457,281
		1,625,701
Construction & Engineering-0.55%
Shea Homes L.P./Shea Homes Funding Corp.,
6.13%, 04/01/2025(b). . . . . . . . . . . . . . . . . . .	223,000	230,340
Tutor Perini Corp., 6.88%, 05/01/2025(b)(c) . .	318,000	289,380
Weekley Homes LLC/Weekley Finance Corp.,
6.63%, 08/15/2025 . . . . . . . . . . . . . . . . . . . .	135,000	140,794
		660,514
Construction Materials-0.28%
Summit Materials LLC/Summit Materials
Finance Corp., 5.13%, 06/01/2025(b) . . . . . .	172,000	175,082
Werner FinCo L.P./Werner FinCo, Inc., 8.75%,
07/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	172,000	163,041
		338,123
Consumer Finance-2.03%
Ally Financial, Inc., 5.75%, 11/20/2025 . . . . . .	610,000	686,750
Curo Group Holdings Corp., 8.25%,
09/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	462,000	392,705
Navient Corp., 6.75%, 06/25/2025 . . . . . . . . .	388,000	410,310
Springleaf Finance Corp., 6.88%,
03/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	856,000	943,731
		2,433,496
Containers & Packaging-4.20%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc., 6.00%, 02/15/2025(b). .	851,000	889,295
Ball Corp., 5.25%, 07/01/2025 . . . . . . . . . . . . .	696,000	760,230
Flex Acquisition Co., Inc., 6.88%,
01/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	410,000	402,829
Mauser Packaging Solutions Holding Co.,
7.25%, 04/15/2025(b). . . . . . . . . . . . . . . . . . .	1,064,000	1,033,868
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025(b). . . . . . . . . . . . . . . . . . .	208,000	218,857
6.38%, 08/15/2025(b). . . . . . . . . . . . . . . . . . .	172,000	190,060
Pactiv LLC, 7.95%, 12/15/2025 . . . . . . . . . . . .	195,000	222,868
Plastipak Holdings, Inc., 6.25%,
10/15/2025(b)(c). . . . . . . . . . . . . . . . . . . . . . . .	256,000	228,403
Sealed Air Corp., 5.50%, 09/15/2025(b). . . . . .	462,000	503,772
Silgan Holdings, Inc., 4.75%, 03/15/2025 . . . .	210,000	213,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Containers & Packaging-(continued)
Smurfit Kappa Treasury Funding DAC
(Ireland), 7.50%, 11/20/2025 . . . . . . . . . . . .	$172,000	$215,645
Trident TPI Holdings, Inc., 6.63%,
11/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	172,000	158,581
		5,037,471
Diversified Consumer Services-0.68%
Laureate Education, Inc., 8.25%,
05/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	610,000	648,198
WW International, Inc., 8.63%,
12/01/2025(b)(c). . . . . . . . . . . . . . . . . . . . . . . .	159,000	166,221
		814,419
Diversified Financial Services-2.72%
eG Global Finance PLC (United Kingdom),
8.50%, 10/30/2025(b) . . . . . . . . . . . . . . . . . .	400,000	412,714
Freedom Mortgage Corp., 8.25%,
04/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	548,000	520,430
LPL Holdings, Inc., 5.75%, 09/15/2025(b) . . . .	610,000	634,394
NSG Holdings LLC/NSG Holdings, Inc., 7.75%,
12/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	67,565	75,194
Quicken Loans, Inc., 5.75%, 05/01/2025(b) . . .	1,141,000	1,171,425
Tempo Acquisition LLC/Tempo Acquisition
Finance Corp., 6.75%, 06/01/2025(b). . . . . .	449,000	448,017
		3,262,174
Diversified Telecommunication Services-2.30%
Altice Finco S.A. (Luxembourg), 7.63%,
02/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	300,000	313,250
CenturyLink, Inc., 5.63%, 04/01/2025 . . . . . . .	299,000	312,331
Cincinnati Bell, Inc., 8.00%, 10/15/2025(b) . . .	309,000	332,884
GCI LLC, 6.88%, 04/15/2025 . . . . . . . . . . . . . .	243,000	251,100
Level 3 Financing, Inc., 5.38%, 05/01/2025 . .	600,000	613,749
Virgin Media Finance PLC (United Kingdom),
5.75%, 01/15/2025(b). . . . . . . . . . . . . . . . . . .	200,000	204,083
Zayo Group LLC/Zayo Capital, Inc., 6.38%,
05/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	716,000	733,603
		2,761,000
Electric Utilities-0.44%
Drax Finco PLC (United Kingdom), 6.63%,
11/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	209,227
Talen Energy Supply LLC, 6.50%,
06/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	446,000	321,305
		530,532
Electrical Equipment-0.40%
Sensata Technologies B.V., 5.00%,
10/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	456,000	480,936
Electronic Equipment, Instruments & Components-0.26%
TTM Technologies, Inc., 5.63%,
10/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	303,000	309,943
Energy Equipment & Services-1.15%
CSI Compressco L.P./CSI Compressco Finance,
Inc., 7.50%, 04/01/2025(b) . . . . . . . . . . . . . .	462,000	454,107
Diamond Offshore Drilling, Inc., 7.88%,
08/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	309,000	218,617
Exterran Energy Solutions L.P./EES Finance
Corp., 8.13%, 05/01/2025 . . . . . . . . . . . . . . .	462,000	454,661
	Principal
	Amount	Value
Energy Equipment & Services-(continued)
Summit Midstream Holdings LLC/Summit
Midstream Finance Corp., 5.75%,
04/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 250,000	$185,729
Valaris PLC, 7.38%, 06/15/2025 . . . . . . . . . . .	144,000	63,720
		1,376,834
Entertainment-0.92%
AMC Entertainment Holdings, Inc., 5.75%,
06/15/2025(c) . . . . . . . . . . . . . . . . . . . . . . . . .	610,000	499,947
Netflix, Inc., 5.88%, 02/15/2025. . . . . . . . . . . .	542,000	605,460
		1,105,407
Equity REITs-2.47%
CTR Partnership L.P./CareTrust Capital Corp.,
5.25%, 06/01/2025 . . . . . . . . . . . . . . . . . . . .	394,000	410,908
FelCor Lodging L.P., 6.00%, 06/01/2025 . . . .	286,000	296,844
iStar, Inc., 4.25%, 08/01/2025 . . . . . . . . . . . . .	500,000	494,900
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL
Capital LLC, 7.88%, 02/15/2025(b) . . . . . . . .	1,700,000	1,756,610
		2,959,262
Food & Staples Retailing-1.03%
Albertson's Cos., Inc./Safeway, Inc./New
Albertson's L.P./Albertson's LLC, 5.75%,
03/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	997,000	1,036,047
Dole Food Co., Inc., 7.25%, 06/15/2025(b) . . .	203,000	199,532
		1,235,579
Food Products-1.77%
B&G Foods, Inc., 5.25%, 04/01/2025 . . . . . . . .	764,000	756,035
Chobani LLC/Chobani Finance Corp., Inc.,
7.50%, 04/15/2025(b). . . . . . . . . . . . . . . . . . .	313,000	311,438
Clearwater Seafoods, Inc. (Canada), 6.88%,
05/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	172,000	178,091
Post Holdings, Inc., 5.50%, 03/01/2025(b). . . .	843,000	879,532
		2,125,096
Gas Utilities-0.67%
AmeriGas Partners L.P./AmeriGas Finance
Corp., 5.50%, 05/20/2025. . . . . . . . . . . . . . .	542,000	552,845
Suburban Propane Partners L.P./Suburban
Energy Finance Corp., 5.75%, 03/01/2025 .	246,000	249,485
		802,330
Health Care Equipment & Supplies-0.75%
Hill-Rom Holdings, Inc., 5.00%,
02/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	172,000	178,900
Hologic, Inc., 4.38%, 10/15/2025(b) . . . . . . . . .	702,000	716,415
		895,315
Health Care Providers & Services-6.85%
Centene Corp., 5.25%, 04/01/2025(b) . . . . . . .	649,000	669,281
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc., 5.75%,
03/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	689,000	698,467
DaVita, Inc., 5.00%, 05/01/2025 . . . . . . . . . . .	1,447,000	1,471,360
Encompass Health Corp., 5.75%,
09/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	204,000	212,245
HCA, Inc.
5.38%, 02/01/2025 . . . . . . . . . . . . . . . . . . . .	1,910,000	2,115,487
7.69%, 06/15/2025 . . . . . . . . . . . . . . . . . . . .	172,000	206,901

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Health Care Providers & Services-(continued)
Molina Healthcare, Inc., 4.88%,
06/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	$ 246,000	$250,407
Surgery Center Holdings, Inc., 6.75%,
07/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	246,000	242,240
Team Health Holdings, Inc., 6.38%,
02/01/2025(b)(c). . . . . . . . . . . . . . . . . . . . . . . .	450,000	243,187
Tenet Healthcare Corp.
5.13%, 05/01/2025 . . . . . . . . . . . . . . . . . . . .	1,151,000	1,160,726
7.00%, 08/01/2025(c) . . . . . . . . . . . . . . . . . . .	394,000	405,657
West Street Merger Sub, Inc., 6.38%,
09/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	548,000	539,062
		8,215,020
Hotels, Restaurants & Leisure-10.02%
1011778 BC ULC/New Red Finance, Inc.
(Canada), 5.00%, 10/15/2025(b). . . . . . . . . .	2,038,000	2,057,738
Aramark Services, Inc., 5.00%,
04/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	651,000	673,778
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.25%, 10/15/2025(b) . . . . . . . . . . . . . . . . . .	1,250,000	1,230,650
Constellation Merger Sub, Inc., 8.50%,
09/15/2025(b)(c). . . . . . . . . . . . . . . . . . . . . . . .	256,000	220,906
Eldorado Resorts, Inc., 6.00%, 04/01/2025 . .	756,000	791,596
ESH Hospitality, Inc., 5.25%, 05/01/2025(b) . .	911,000	918,211
Golden Nugget, Inc., 8.75%, 10/01/2025(b). . .	594,000	597,980
Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp., 4.63%,
04/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	846,000	851,639
International Game Technology PLC, 6.50%,
02/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	800,000	868,992
MGM Resorts International, 5.75%,
06/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	616,000	676,054
Scientific Games International, Inc., 5.00%,
10/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,010,000	1,015,050
Station Casinos LLC, 5.00%, 10/01/2025(b) . .	305,000	307,287
Sugarhouse HSP Gaming Prop Mezz
L.P./Sugarhouse HSP Gaming Finance
Corp., 5.88%, 05/15/2025(b)(c) . . . . . . . . . . .	248,000	243,763
Wyndham Destinations, Inc., 6.35%,
10/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	172,000	188,841
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp., 5.50%, 03/01/2025(b) . . . . . . . . . . . . .	1,390,000	1,367,399
		12,009,884
Household Durables-2.21%
American Greetings Corp., 8.75%,
04/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	172,000	159,601
Ashton Woods USA LLC/Ashton Woods
Finance Co., 6.75%, 08/01/2025(b) . . . . . . .	172,000	178,091
Beazer Homes USA, Inc., 6.75%,
03/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	172,000	177,661
Brookfield Residential Properties,
Inc./Brookfield Residential US Corp.
(Canada), 6.38%, 05/15/2025(b). . . . . . . . . .	172,000	178,522
Century Communities, Inc., 5.88%,
07/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	462,000	484,137
M/I Homes, Inc., 5.63%, 08/01/2025 . . . . . . . .	135,000	141,469
Mattamy Group Corp. (Canada), 6.50%,
10/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	462,000	496,629
	Principal
	Amount	Value
Household Durables-(continued)
Meritage Homes Corp., 6.00%, 06/01/2025 . .	$ 462,000	$520,713
Taylor Morrison Communities, Inc., 5.88%,
01/31/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	306,000	314,608
		2,651,431
Household Products-0.94%
Energizer Holdings, Inc., 5.50%,
06/15/2025(b)(c). . . . . . . . . . . . . . . . . . . . . . . .	406,000	412,855
Spectrum Brands, Inc., 5.75%, 07/15/2025 . .	699,000	718,216
		1,131,071
Independent Power and Renewable Electricity Producers-0.84%
Calpine Corp., 5.75%, 01/15/2025 . . . . . . . . . .	997,000	1,002,484
Industrial Conglomerates-1.03%
Brand Industrial Services, Inc., 8.50%,
07/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	688,000	668,213
Icahn Enterprises L.P./Icahn Enterprises
Finance Corp., 6.38%, 12/15/2025 . . . . . . .	548,000	566,953
		1,235,166
Insurance-1.77%
Acrisure LLC/Acrisure Finance, Inc., 7.00%,
11/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	616,000	603,489
AssuredPartners, Inc., 7.00%, 08/15/2025(b) .	388,000	390,138
Fidelity & Guaranty Life Holdings, Inc., 5.50%,
05/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	394,000	438,321
USI, Inc., 6.88%, 05/01/2025(b) . . . . . . . . . . . .	696,000	694,517
		2,126,465
IT Services-1.04%
Booz Allen Hamilton, Inc., 5.13%,
05/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	246,000	252,360
Cardtronics, Inc./Cardtronics USA, Inc.,
5.50%, 05/01/2025(b). . . . . . . . . . . . . . . . . . .	172,000	176,801
Gartner, Inc., 5.13%, 04/01/2025(b) . . . . . . . . .	788,000	815,332
		1,244,493
Leisure Products-1.11%
Mattel, Inc., 6.75%, 12/31/2025(b) . . . . . . . . . .	1,265,000	1,332,089
Life Sciences Tools & Services-1.46%
Avantor, Inc., 9.00%, 10/01/2025(b) . . . . . . . .	1,604,000	1,753,950
Machinery-1.96%
Navistar International Corp., 6.63%,
11/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	738,000	765,981
RBS Global, Inc./Rexnord LLC, 4.88%,
12/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	394,000	398,972
Tennant Co., 5.63%, 05/01/2025 . . . . . . . . . . .	172,000	179,382
Terex Corp., 5.63%, 02/01/2025(b) . . . . . . . . .	610,000	619,913
TriMas Corp., 4.88%, 10/15/2025(b) . . . . . . . .	208,000	212,030
Wabash National Corp., 5.50%,
10/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	172,000	169,491
		2,345,769
Media-4.76%
Altice Luxembourg S.A. (Luxembourg),
7.63%, 02/15/2025(b). . . . . . . . . . . . . . . . . . .	200,000	208,000
AMC Networks, Inc., 4.75%, 08/01/2025 . . . .	548,000	547,334
Block Communications, Inc., 6.88%,
02/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	358,000	371,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Media-(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 05/01/2025(b). . . . . . . . . . . . . . . . . . .	$ 539,000	$555,000
CSC Holdings LLC, 6.63%, 10/15/2025(b) . . . .	809,000	847,436
E.W. Scripps Co. (The), 5.13%,
05/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	248,000	249,343
Houghton Mifflin Harcourt Publishers, Inc.,
9.00%, 02/15/2025(b). . . . . . . . . . . . . . . . . . .	696,000	716,010
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 02/15/2025(b). . . . . . . . . . . . . . . . . . .	246,000	247,332
Sirius XM Radio, Inc., 5.38%, 04/15/2025(b) . .	853,000	876,812
Univision Communications, Inc., 5.13%,
02/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,151,000	1,088,869
		5,707,199
Metals & Mining-2.89%
AK Steel Corp., 6.38%, 10/15/2025. . . . . . . . .	348,000	340,314
Big River Steel LLC/BRS Finance Corp.,
7.25%, 09/01/2025(b). . . . . . . . . . . . . . . . . . .	757,000	766,455
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025(c) . .	757,000	690,763
Hudbay Minerals, Inc. (Canada), 7.63%,
01/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	437,000	423,162
IAMGOLD Corp. (Canada), 7.00%,
04/15/2025(b)(c). . . . . . . . . . . . . . . . . . . . . . . .	334,000	343,223
New Gold, Inc. (Canada), 6.38%,
05/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	307,000	299,198
TMS International Holding Corp., 7.25%,
08/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	135,000	126,281
United States Steel Corp., 6.88%,
08/15/2025(c) . . . . . . . . . . . . . . . . . . . . . . . . .	548,000	475,618
		3,465,014
Mortgage REITs-0.54%
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp., 5.25%,
10/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	244,000	248,066
Starwood Property Trust, Inc., 4.75%,
03/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	394,000	403,029
		651,095
Oil, Gas & Consumable Fuels-10.32%
Aker BP ASA (Norway), 5.88%,
03/31/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	210,159
Antero Resources Corp., 5.00%,
03/01/2025(c) . . . . . . . . . . . . . . . . . . . . . . . . .	957,000	495,248
Callon Petroleum Co., 8.25%, 07/15/2025 . . .	171,000	152,688
Calumet Specialty Products Partners
L.P./Calumet Finance Corp., 11.00%,
04/15/2025(b)(c). . . . . . . . . . . . . . . . . . . . . . . .	403,000	426,168
Cheniere Energy Partners L.P., 5.25%,
10/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,250,000	1,255,847
Comstock Resources, Inc., 7.50%,
05/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	312,000	230,916
CONSOL Energy, Inc., 11.00%,
11/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	258,000	152,972
Crestwood Midstream Partners L.P./
Crestwood Midstream Finance Corp.,
5.75%, 04/01/2025 . . . . . . . . . . . . . . . . . . . .	388,000	380,236
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/2025(b) . . . . . . . . . . . . . . . . . .	1,010,000	974,640
	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
DCP Midstream Operating L.P., 5.38%,
07/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 616,000	$646,806
Delek Logistics Partners L.P./Delek Logistics
Finance Corp., 6.75%, 05/15/2025 . . . . . . .	172,000	175,193
Genesis Energy L.P./Genesis Energy Finance
Corp., 6.50%, 10/01/2025 . . . . . . . . . . . . . .	307,000	259,320
Gulfport Energy Corp., 6.38%, 05/15/2025 . .	456,000	146,109
HighPoint Operating Corp., 8.75%,
06/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	153,000	129,285
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 10/01/2025(b) . . . . . . . . . . . . . . . . . .	394,000	316,349
MEG Energy Corp. (Canada), 6.50%,
01/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	598,000	589,404
Murphy Oil Corp., 5.75%, 08/15/2025 . . . . . . .	540,000	525,342
Neptune Energy Bondco PLC (United
Kingdom), 6.63%, 05/15/2025(b) . . . . . . . . .	700,000	649,243
NGL Energy Partners L.P./NGL Energy
Finance Corp., 6.13%, 03/01/2025 . . . . . . .	264,000	219,890
Par Petroleum LLC/Par Petroleum Finance
Corp., 7.75%, 12/15/2025(b). . . . . . . . . . . . .	172,000	176,371
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 01/15/2025(b)(c) . . . . . . . . . . . . . . . . .	456,000	457,145
5.25%, 08/15/2025(b). . . . . . . . . . . . . . . . . . .	305,000	302,839
PBF Holding Co. LLC/PBF Finance Corp.,
7.25%, 06/15/2025 . . . . . . . . . . . . . . . . . . . .	448,000	461,254
PDC Energy, Inc., 6.25%, 12/01/2025. . . . . . .	394,000	386,116
Peabody Energy Corp., 6.38%,
03/31/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	161,000	111,090
Range Resources Corp., 4.88%,
05/15/2025(c) . . . . . . . . . . . . . . . . . . . . . . . . .	610,000	387,167
Seven Generations Energy Ltd. (Canada),
5.38%, 09/30/2025(b). . . . . . . . . . . . . . . . . . .	540,000	495,283
SM Energy Co., 5.63%, 06/01/2025. . . . . . . . .	248,000	193,543
Southwestern Energy Co., 6.20%,
01/23/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	749,000	556,125
SunCoke Energy Partners L.P./SunCoke
Energy Partners Finance Corp., 7.50%,
06/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	494,000	445,830
Targa Resources Partners L.P./Targa
Resources Partners Finance Corp., 5.13%,
02/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	305,000	306,909
Vermilion Energy, Inc. (Canada), 5.63%,
03/15/2025(b)(c). . . . . . . . . . . . . . . . . . . . . . . .	172,000	163,741
		12,379,228
Paper & Forest Products-0.22%
Clearwater Paper Corp., 5.38%,
02/01/2025(b)(c). . . . . . . . . . . . . . . . . . . . . . . .	248,000	257,300
Pharmaceuticals-3.35%
Bausch Health Cos., Inc.
6.13%, 04/15/2025(b). . . . . . . . . . . . . . . . . . .	2,353,000	2,404,260
5.50%, 11/01/2025(b) . . . . . . . . . . . . . . . . . .	1,409,000	1,453,616
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 02/01/2025(b). . . . . . . . . . . . . . . . . . .	201,000	155,335
		4,013,211
Real Estate Management & Development-2.03%
Five Point Operating Co. L.P./Five Point
Capital Corp., 7.88%, 11/15/2025(b) . . . . . .	616,000	620,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Real Estate Management & Development-(continued)
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	$ 616,000	$638,324
Howard Hughes Corp. (The), 5.38%,
03/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	744,000	754,929
WeWork Cos., Inc., 7.88%, 05/01/2025(b) . . . .	510,000	414,370
		2,427,855
Road & Rail-0.20%
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc., 5.25%, 03/15/2025(b)(c) . . . . .	240,000	242,826
Software-1.06%
Ascend Learning LLC, 6.88%, 08/01/2025(b) .	244,000	253,049
j2 Cloud Services LLC/j2 Cloud Co-Obligor,
Inc., 6.00%, 07/15/2025(b) . . . . . . . . . . . . . .	456,000	476,331
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.00%, 02/01/2025(b)(c) . . . . . . . . . . . . . . . . .	548,000	542,514
		1,271,894
Specialty Retail-1.84%
Lithia Motors, Inc., 5.25%, 08/01/2025(b) . . . .	172,000	179,811
PetSmart, Inc., 5.88%, 06/01/2025(b) . . . . . . .	1,065,000	1,074,372
Sally Holdings LLC/Sally Capital, Inc., 5.63%,
12/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	942,000	956,681
		2,210,864
Technology Hardware, Storage & Peripherals-0.19%
Everi Payments, Inc., 7.50%, 12/15/2025(b) . .	211,000	221,462
Textiles, Apparel & Luxury Goods-0.26%
Levi Strauss & Co., 5.00%, 05/01/2025 . . . . . .	301,000	310,456
Thrifts & Mortgage Finance-0.20%
Provident Funding Associates L.P./PFG
Finance Corp., 6.38%, 06/15/2025(b). . . . . .	236,000	236,688
Tobacco-0.65%
Vector Group Ltd., 6.13%, 02/01/2025(b) . . . .	812,000	783,588
Trading Companies & Distributors-2.54%
Beacon Roofing Supply, Inc., 4.88%,
11/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,096,000	1,059,596
H&E Equipment Services, Inc., 5.63%,
09/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . .	788,000	823,456
United Rentals North America, Inc.
5.50%, 07/15/2025 . . . . . . . . . . . . . . . . . . . .	591,000	610,453
4.63%, 10/15/2025 . . . . . . . . . . . . . . . . . . . .	548,000	556,448
		3,049,953

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Principal
	Amount	Value
Wireless Telecommunication Services-2.64%
Intelsat Jackson Holdings S.A. (Luxembourg),
9.75%, 07/15/2025(b). . . . . . . . . . . . . . . . . . .	$1,363,000	$ 1,204,838
Qualitytech L.P./QTS Finance Corp., 4.75%,
11/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . . .	462,000	475,474
Sprint Corp., 7.63%, 02/15/2025 . . . . . . . . . . .	1,047,000	1,217,138
T-Mobile USA, Inc., 5.13%, 04/15/2025. . . . . .	261,000	268,827
		3,166,277
Total U.S. Dollar Denominated Bonds & Notes
(Cost $118,674,870). . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	117,257,049
	Shares
Money Market Funds-2.02%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(d)
(Cost $2,412,398) . . . . . . . . . . . . . . . . . . . . . .	2,412,398	2,412,398
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-99.81%
(Cost $121,087,268). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	119,669,447

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.58%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e). . . . . . . . . . . . .	5,918,606	5,918,606
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . .	1,971,876	1,972,862
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $7,891,321) . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	7,891,468
TOTAL INVESTMENTS IN SECURITIES-106.39%
(Cost $128,978,589). . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	127,560,915
OTHER ASSETS LESS LIABILITIES-(6.39)% . . . . .	. . . . . . . . . .	(7,656,186)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	$119,904,729

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $77,227,757, which represented 64.41% of the Fund's Net Assets.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Consumer Discretionary	18.00
Health Care	12.41

Energy	11.47
Materials	10.95

Communication Services	10.62
Industrials	10.55

Financials	8.58
Consumer Staples	4.85

Real Estate	4.50
Information Technology	3.91

Utilities	1.95
Money Market Funds Plus Other Assets
Less Liabilities	2.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.80%
Aerospace & Defense-2.19%
BWX Technologies, Inc., 5.38%, 07/15/2026(b) . $ 349,000		$366,329
Signature Aviation US Holdings, Inc., 5.38%,
05/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	305,000	311,917
TransDigm, Inc., 6.38%, 06/15/2026 . . . . . . . . .	579,000	596,022
		1,274,268
Auto Components-3.03%
American Axle & Manufacturing, Inc., 6.25%,
03/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	246,000	237,353
Dana Financing Luxembourg S.a.r.l., 6.50%,
06/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	173,000	183,017
Gates Global LLC/Gates Corp., 6.25%,
01/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	385,000	387,631
Goodyear Tire & Rubber Co. (The), 5.00%,
05/31/2026(c). . . . . . . . . . . . . . . . . . . . . . . . . . .	640,000	630,784
Tenneco, Inc., 5.00%, 07/15/2026(c) . . . . . . . . .	370,000	319,134
		1,757,919
Automobiles-0.83%
Cooper-Standard Automotive, Inc., 5.63%,
11/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	250,000	224,087
J.B. Poindexter & Co., Inc., 7.13%,
04/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	245,000	259,308
		483,395
Building Products-2.11%
American Woodmark Corp., 4.88%,
03/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	347,000	352,084
Cornerstone Building Brands, Inc., 8.00%,
04/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	372,000	369,108
Masonite International Corp., 5.75%,
09/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	118,000	124,826
PGT Escrow Issuer, Inc., 6.75%, 08/01/2026(b).	349,000	377,914
		1,223,932
Capital Markets-0.57%
MSCI, Inc., 4.75%, 08/01/2026(b) . . . . . . . . . . . .	317,000	329,928
Chemicals-1.80%
Consolidated Energy Finance S.A. (Switzerland),
6.50%, 05/15/2026(b) . . . . . . . . . . . . . . . . . . . .	200,000	196,038
GCP Applied Technologies, Inc., 5.50%,
04/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	245,000	255,498
Ingevity Corp., 4.50%, 02/01/2026(b). . . . . . . . .	120,000	118,458
Scotts Miracle-Gro Co. (The), 5.25%,
12/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	118,000	125,416
Tronox, Inc., 6.50%, 04/15/2026(b)(c). . . . . . . . .	364,000	350,341
		1,045,751
Commercial Services & Supplies-1.86%
Cimpress PLC (Ireland), 7.00%, 06/15/2026(b) .	150,000	157,272
Crown Americas LLC/Crown Americas Capital
Corp. V, 4.25%, 09/30/2026 . . . . . . . . . . . . . .	234,000	241,524
GFL Environmental, Inc. (Canada), 7.00%,
06/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	364,000	383,691
Waste Pro USA, Inc., 5.50%, 02/15/2026(b) . . .	303,000	296,236
		1,078,723
	Principal
	Amount	Value
Communications Equipment-0.88%
Hughes Satellite Systems Corp., 6.63%,
08/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 464,000	$ 511,768
Construction & Engineering-0.42%
New Enterprise Stone & Lime Co., Inc., 6.25%,
03/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	234,000	246,204
Consumer Finance-2.43%
Navient Corp., 6.75%, 06/15/2026. . . . . . . . . . .	364,000	384,693
Springleaf Finance Corp., 7.13%, 03/15/2026 .	924,000	1,027,373
		1,412,066
Containers & Packaging-2.72%
Ball Corp., 4.88%, 03/15/2026 . . . . . . . . . . . . . .	479,000	527,786
Berry Global, Inc., 4.50%, 02/15/2026(b) . . . . . .	236,000	232,897
Cascades, Inc./Cascades USA, Inc. (Canada),
5.13%, 01/15/2026(b) . . . . . . . . . . . . . . . . . . . .	227,000	235,512
Crown Cork & Seal Co., Inc., 7.38%,
12/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	234,000	275,031
Flex Acquisition Co., Inc., 7.88%,
07/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	303,000	308,249
		1,579,475
Distributors-0.88%
Wolverine Escrow LLC, 9.00%, 11/15/2026(b). .	510,000	509,661
Diversified Consumer Services-1.28%
Carriage Services, Inc., 6.63%, 06/01/2026(b) .	345,000	356,467
frontdoor, inc., 6.75%, 08/15/2026(b) . . . . . . . .	126,000	138,241
Graham Holdings Co., 5.75%, 06/01/2026(b). . .	234,000	248,706
		743,414
Diversified Financial Services-1.68%
Compass Group Diversified Holdings LLC,
8.00%, 05/01/2026(b) . . . . . . . . . . . . . . . . . . . .	191,000	205,869
Verscend Escrow Corp., 9.75%, 08/15/2026(b) .	709,000	772,792
		978,661
Diversified Telecommunication Services-8.61%
Altice France S.A. (France), 7.38%,
05/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	2,500,000	2,626,375
CenturyLink, Inc., 5.13%, 12/15/2026(b) . . . . . .	784,000	791,840
Frontier Communications Corp., 8.50%,
04/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	1,087,000	1,102,599
Level 3 Financing, Inc., 5.25%, 03/15/2026 . . .	464,000	479,938
		5,000,752
Electric Utilities-1.87%
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/2026(b). . . . . . . . . . . . . . . . . . . .	320,000	324,440
Talen Energy Supply LLC, 10.50%,
01/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	579,000	516,655
Terraform Global Operating LLC, 6.13%,
03/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	234,000	242,856
		1,083,951
Electronic Equipment, Instruments & Components-0.62%
Itron, Inc., 5.00%, 01/15/2026(b) . . . . . . . . . . . .	349,000	360,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Energy Equipment & Services-0.57%
Precision Drilling Corp. (Canada), 7.13%,
01/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 236,000	$ 218,500
USA Compression Partners L.P./USA
Compression Finance Corp., 6.88%,
04/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	119,000	115,367
		333,867
Entertainment-2.47%
AMC Entertainment Holdings, Inc., 5.88%,
11/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	579,000	464,544
Netflix, Inc., 4.38%, 11/15/2026. . . . . . . . . . . . .	579,000	607,400
WMG Acquisition Corp., Series 19-A, 5.50%,
04/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	349,000	365,699
		1,437,643
Equity REITs-2.45%
CBL & Associates L.P., 5.95%, 12/15/2026. . . .	242,000	99,104
GEO Group, Inc. (The), 6.00%, 04/15/2026. . . .	120,000	108,903
Iron Mountain US Holdings, Inc., 5.38%,
06/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	120,000	124,542
MGM Growth Properties Operating Partnership
L.P./MGP Finance Co.-Issuer, Inc., 4.50%,
09/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	303,000	314,309
VICI Properties L.P./VICI Note Co, Inc., 4.25%,
12/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	765,000	774,130
		1,420,988
Food & Staples Retailing-0.68%
Sigma Holdco B.V. (Netherlands), 7.88%,
05/15/2026(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	400,000	392,740
Food Products-3.27%
FAGE International S.A./FAGE USA Dairy
Industry, Inc. (Luxembourg), 5.63%,
08/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	178,931
H-Food Holdings LLC/Hearthside Finance Co.,
Inc., 8.50%, 06/01/2026(b) . . . . . . . . . . . . . . . .	237,000	206,019
Lamb Weston Holdings, Inc., 4.88%,
11/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	441,000	458,375
Post Holdings, Inc., 5.00%, 08/15/2026(b) . . . . .	1,036,000	1,058,326
		1,901,651
Gas Utilities-1.29%
AmeriGas Partners L.P./AmeriGas Finance
Corp., 5.88%, 08/20/2026 . . . . . . . . . . . . . . . .	479,000	497,858
Superior Plus L.P./Superior General Partner,
Inc. (Canada), 7.00%, 07/15/2026(b) . . . . . . .	234,000	251,047
		748,905
Health Care Equipment & Supplies-0.44%
Teleflex, Inc., 4.88%, 06/01/2026. . . . . . . . . . . .	245,000	256,110
Health Care Providers & Services-5.00%
AHP Health Partners, Inc., 9.75%,
07/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	364,000	397,797
Centene Corp., 5.38%, 08/15/2026(b) . . . . . . . .	410,000	432,038
Hadrian Merger Sub, Inc., 8.50%,
05/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	349,000	357,846
HCA, Inc.
5.88%, 02/15/2026. . . . . . . . . . . . . . . . . . . . . .	924,000	1,045,829
5.38%, 09/01/2026. . . . . . . . . . . . . . . . . . . . . .	604,000	670,878
		2,904,388
	Principal
	Amount	Value
Hotels, Restaurants & Leisure-2.57%
Aramark Services, Inc., 4.75%, 06/01/2026 . . .	$ 314,000	$324,149
Boyd Gaming Corp., 6.00%, 08/15/2026 . . . . . .	395,000	406,869
IRB Holding Corp., 6.75%, 02/15/2026(b) . . . . .	234,000	232,911
Merlin Entertainments PLC (United Kingdom),
5.75%, 06/15/2026(b) . . . . . . . . . . . . . . . . . . . .	200,000	215,070
MGM Resorts International, 4.63%,
09/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	303,000	315,824
		1,494,823
Household Durables-2.60%
LGI Homes, Inc., 6.88%, 07/15/2026(b) . . . . . . .	120,000	125,592
PulteGroup, Inc., 5.50%, 03/01/2026. . . . . . . . .	479,000	528,971
SRS Distribution, Inc., 8.25%, 07/01/2026(b) . . .	234,000	246,366
Tempur Sealy International, Inc., 5.50%,
06/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	349,000	365,804
TopBuild Corp., 5.63%, 05/01/2026(b) . . . . . . . .	234,000	244,026
		1,510,759
Household Products-0.20%
Energizer Holdings, Inc., 6.38%,
07/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	114,000	118,463
Independent Power and Renewable Electricity Producers-1.52%
Calpine Corp., 5.25%, 06/01/2026(b) . . . . . . . . .	694,000	689,630
Clearway Energy Operating LLC, 5.00%,
09/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	191,000	196,186
		885,816
Insurance-2.23%
AmWINS Group, Inc., 7.75%, 07/01/2026(b) . . .	508,000	528,816
HUB International Ltd., 7.00%, 05/01/2026(b) .	755,000	764,419
		1,293,235
Leisure Products-0.24%
Party City Holdings, Inc., 6.63%,
08/01/2026(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	241,000	142,190
Life Sciences Tools & Services-1.07%
IQVIA, Inc., 5.00%, 10/15/2026(b) . . . . . . . . . . .	600,000	620,356
Machinery-1.52%
Mueller Water Products, Inc., 5.50%,
06/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	234,000	246,951
SPX FLOW, Inc., 5.88%, 08/15/2026(b) . . . . . . .	118,000	125,039
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada), 7.75%, 04/15/2026(b) . . . . . . . . . . .	533,000	509,110
		881,100
Media-6.20%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b) . . . . . . . . . . . . . . . . . . . .	755,000	785,141
DISH DBS Corp., 7.75%, 07/01/2026 . . . . . . . . .	1,202,000	1,293,845
Gray Television, Inc., 5.88%, 07/15/2026(b) . . .	349,000	359,575
McClatchy Co. (The), 9.00%, 07/15/2026(d) . . .	162,000	152,680
National CineMedia LLC, 5.75%, 08/15/2026 . .	121,000	120,317
Sinclair Television Group, Inc., 5.88%,
03/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	464,000	479,241
Virgin Media Secured Finance PLC (United
Kingdom), 5.50%, 08/15/2026(b) . . . . . . . . . .	400,000	412,556
		3,603,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Metals & Mining-3.76%
Baffinland Iron Mines Corp./Baffinland Iron
Mines L.P. (Canada), 8.75%, 07/15/2026(b). . $ 364,000		$ 371,953
Constellium SE, 5.88%, 02/15/2026(b) . . . . . . . .	250,000	254,694
JW Aluminum Continuous Cast Co., 10.25%,
06/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	234,000	245,196
Novelis Corp., 5.88%, 09/30/2026(b) . . . . . . . . .	985,000	1,019,650
United States Steel Corp., 6.25%, 03/15/2026 .	364,000	294,167
		2,185,660
Oil, Gas & Consumable Fuels-11.92%
Berry Petroleum Co. LLC, 7.00%,
02/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	236,000	205,992
Blue Racer Midstream LLC/Blue Racer Finance
Corp., 6.63%, 07/15/2026(b) . . . . . . . . . . . . . .	121,000	103,195
Buckeye Partners L.P., 3.95%, 12/01/2026 . . .	341,000	324,803
Callon Petroleum Co., 6.38%, 07/01/2026 . . . .	237,000	184,942
Centennial Resource Production LLC, 5.38%,
01/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	236,000	198,912
Cheniere Energy Partners L.P., 5.63%,
10/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	694,000	698,771
CNX Midstream Partners L.P./CNX Midstream
Finance Corp., 6.50%, 03/15/2026(b) . . . . . . .	236,000	194,192
Endeavor Energy Resources L.P./EER Finance,
Inc., 5.50%, 01/30/2026(b). . . . . . . . . . . . . . . .	234,000	232,204
Extraction Oil & Gas, Inc., 5.63%,
02/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	225,000	79,391
Genesis Energy L.P./Genesis Energy Finance
Corp., 6.25%, 05/15/2026 . . . . . . . . . . . . . . . .	236,000	197,732
Indigo Natural Resources LLC, 6.88%,
02/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	558,000	477,104
Jagged Peak Energy LLC, 5.88%, 05/01/2026 .	280,000	279,880
Magnolia Oil & Gas Operating LLC/Magnolia Oil &
Gas Finance Corp., 6.00%, 08/01/2026(b) . . .	234,000	234,666
Moss Creek Resources Holdings, Inc., 7.50%,
01/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	351,000	206,229
Oasis Petroleum, Inc., 6.25%, 05/01/2026(b) . .	249,000	153,764
Parkland Fuel Corp. (Canada), 6.00%,
04/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	257,000	269,040
PDC Energy, Inc., 5.75%, 05/15/2026 . . . . . . . .	303,000	270,435
QEP Resources, Inc., 5.63%, 03/01/2026(c). . . .	295,000	236,745
SM Energy Co., 6.75%, 09/15/2026(c) . . . . . . . .	295,000	233,890
Southwestern Energy Co., 7.50%,
04/01/2026(c). . . . . . . . . . . . . . . . . . . . . . . . . . .	533,000	406,426
Targa Resources Partners L.P./Targa Resources
Partners Finance Corp., 5.88%, 04/15/2026 .	694,000	716,190
TransMontaigne Partners L.P./TLP Finance
Corp., 6.13%, 02/15/2026 . . . . . . . . . . . . . . . .	349,000	346,261
Whiting Petroleum Corp., 6.63%, 01/15/2026 .	526,000	193,318
WPX Energy, Inc., 5.75%, 06/01/2026 . . . . . . . .	487,000	484,332
		6,928,414
Paper & Forest Products-0.20%
Mercer International, Inc. (Germany), 5.50%,
01/15/2026(c). . . . . . . . . . . . . . . . . . . . . . . . . . .	121,000	114,433
Personal Products-0.62%
Coty, Inc., 6.50%, 04/15/2026(b) . . . . . . . . . . . .	349,000	359,479
	Principal
	Amount	Value
Pharmaceuticals-0.83%
Catalent Pharma Solutions, Inc., 4.88%,
01/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	$236,000	$ 242,572
HLF Financing S.a.r.l. LLC/Herbalife
International, Inc., 7.25%, 08/15/2026(b). . . .	234,000	236,633
		479,205
Real Estate Management & Development-0.59%
Hunt Cos., Inc., 6.25%, 02/15/2026(b) . . . . . . . .	349,000	342,726
Semiconductors & Semiconductor Equipment-0.54%
Entegris, Inc., 4.63%, 02/10/2026(b) . . . . . . . . .	305,000	315,096
Software-3.08%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b) . . . .	234,000	250,006
Banff Merger Sub, Inc., 9.75%, 09/01/2026(b) .	939,000	946,019
Fair Isaac Corp., 5.25%, 05/15/2026(b) . . . . . . .	234,000	259,821
Nuance Communications, Inc., 5.63%,
12/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	318,000	336,229
		1,792,075
Specialty Retail-0.49%
Penske Automotive Group, Inc., 5.50%,
05/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	280,000	286,818
Textiles, Apparel & Luxury Goods-1.31%
Hanesbrands, Inc., 4.88%, 05/15/2026(b) . . . . .	604,000	633,807
Wolverine World Wide, Inc., 5.00%,
09/01/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	121,000	125,286
		759,093
Trading Companies & Distributors-0.32%
Beacon Roofing Supply, Inc., 4.50%,
11/15/2026(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	187,000	185,831
Wireless Telecommunication Services-5.04%
Connect Finco S.a.r.l./Connect US Finco LLC
(United Kingdom), 6.75%, 10/01/2026(b). . . .	1,250,000	1,273,287
Sprint Corp., 7.63%, 03/01/2026 . . . . . . . . . . . .	870,000	1,027,957
T-Mobile USA, Inc., 4.50%, 02/01/2026. . . . . . .	619,000	628,471
		2,929,715
Total U.S. Dollar Denominated Bonds & Notes
(Cost $57,899,282) . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	56,245,023

Shares

Money Market Funds-1.10%

Invesco Premier U.S. Government Money

Portfolio, Institutional Class, 1.46%(e)
(Cost $639,503) . . . . . . . . . . . . . . . . . . . . . . . . .	639,503	639,503
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-97.90%
(Cost $58,538,785) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	56,884,526

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.00%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(e)(f) . . . . . . . . . . . . . .	1,740,278	1,740,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(e)(f) . . . . . . . . . . . . . . . . . . . . . . . . .	579,807	$580,097
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $2,320,320) . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	2,320,375
TOTAL INVESTMENTS IN SECURITIES-101.90%
(Cost $60,859,105) . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	59,204,901
OTHER ASSETS LESS LIABILITIES-(1.90)%. . . . . .	. . . . . . . . . . .	(1,101,718)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$58,103,183

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $35,741,454, which represented 61.51% of the Fund's Net Assets.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at February 29, 2020 represented less than 1% of the Fund's Net Assets.

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Communication Services	20.97
Consumer Discretionary	14.58

Energy	12.49
Materials	8.48

Industrials	8.42
Financials	8.24

Health Care	7.34
Information Technology	5.12

Consumer Staples	4.77
Utilities	4.68

Real Estate	1.71
Money Market Funds Plus Other Assets
Less Liabilities	3.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.34%
Aerospace & Defense-0.89%
Moog, Inc., 4.25%, 12/15/2027(b) . . . . . . . . . . . . .	$130,000	$132,600
Auto Components-3.96%
American Axle & Manufacturing, Inc., 6.50%,
04/01/2027(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	253,000	243,392
Dana, Inc., 5.38%, 11/15/2027 . . . . . . . . . . . . . . .	100,000	101,250
Goodyear Tire & Rubber Co. (The), 4.88%,
03/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	253,000	245,246
		589,888
Building Products-1.76%
JELD-WEN, Inc., 4.88%, 12/15/2027(b). . . . . . . . .	253,000	262,400
Chemicals-3.41%
Hexion, Inc., 7.88%, 07/15/2027(b) . . . . . . . . . . . .	253,000	251,741
Olin Corp., 5.13%, 09/15/2027. . . . . . . . . . . . . . . .	253,000	255,536
		507,277
Commercial Services & Supplies-3.43%
Brink's Co. (The), 4.63%, 10/15/2027(b) . . . . . . . .	253,000	259,912
Harsco Corp., 5.75%, 07/31/2027(b) . . . . . . . . . . .	253,000	249,844
		509,756
Construction & Engineering-1.76%
AECOM, 5.13%, 03/15/2027. . . . . . . . . . . . . . . . . .	253,000	262,138
Consumer Finance-1.30%
Navient Corp., 5.00%, 03/15/2027 . . . . . . . . . . . .	200,000	193,940
Containers & Packaging-2.43%
LABL Escrow Issuer LLC, 10.50%,
07/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	253,000	262,443
Sealed Air Corp., 4.00%, 12/01/2027(b) . . . . . . . .	100,000	99,750
		362,193
Distributors-1.06%
Wolverine Escrow LLC, 13.13%, 11/15/2027(b) . .	150,000	157,875
Diversified Consumer Services-3.79%
Garda World Security Corp. (Canada), 4.63%,
02/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	99,000
Service Corp. International, 4.63%, 12/15/2027 .	253,000	265,605
Sotheby's, 7.38%, 10/15/2027(b)(c) . . . . . . . . . . . .	200,000	199,912
		564,517
Diversified Financial Services-2.81%
Allied Universal Holdco LLC/Allied Universal
Finance Corp., 9.75%, 07/15/2027(b) . . . . . . . .	303,000	322,702
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp., 4.25%, 02/01/2027(b) . .	100,000	95,125
		417,827
Diversified Telecommunication Services-2.61%
Zayo Group LLC/Zayo Capital, Inc., 5.75%,
01/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	378,000	387,581
Electric Utilities-4.35%
NextEra Energy Operating Partners L.P., 4.50%,
09/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	253,000	264,471
Vistra Operations Co. LLC, 5.00%,
07/31/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	378,000	382,479
		646,950

Principal

Amount

Electrical Equipment-0.68%

EnerSys, 4.38%, 12/15/2027(b) . . . . . . . . . . . . . . . $100,000

Electronic Equipment, Instruments & Components-0.69%

MTS Systems Corp., 5.75%, 08/15/2027(b) . . . . . 100,000

Energy Equipment & Services-1.32%
USA Compression Partners L.P./USA
Compression Finance Corp., 6.88%,
09/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000
Entertainment-3.12%
Live Nation Entertainment, Inc., 4.75%,
10/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000
Scripps Escrow, Inc., 5.88%, 07/15/2027(b) . . . . .	253,000
Equity REITs-4.21%
CoreCivic, Inc., 4.75%, 10/15/2027. . . . . . . . . . . .	100,000
Iron Mountain, Inc., 4.88%, 09/15/2027(b) . . . . . .	378,000
Ryman Hospitality Properties, Inc., 4.75%,
10/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000
Food & Staples Retailing-0.99%
Albertson's Cos., Inc./Safeway, Inc./New
Albertson's L.P./Albertson's LLC, 4.63%,
01/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000
Gas Utilities-1.78%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.75%, 05/20/2027 . . . . . . . . . . . . . . . . . . . . . . .	253,000
Health Care Providers & Services-5.36%
Community Health Systems, Inc., 8.00%,
12/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000
LifePoint Health, Inc., 4.38%, 02/15/2027(b) . . . .	150,000
Tenet Healthcare Corp., 5.13%, 11/01/2027(b) . .	350,000
US Renal Care, Inc., 10.63%, 07/15/2027(b). . . . .	128,000
Hotels, Restaurants & Leisure-4.44%
Boyd Gaming Corp., 4.75%, 12/01/2027(b) . . . . .	100,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC, 4.75%, 06/01/2027(b) . . .	178,000
Penn National Gaming, Inc., 5.63%,
01/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	128,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp., 5.25%, 05/15/2027(b). . . . . . . . . . . . . . . .	253,000
Household Durables-5.00%
Beazer Homes USA, Inc., 5.88%, 10/15/2027 . . .	253,000
Mattamy Group Corp. (Canada), 5.25%,
12/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000
PulteGroup, Inc., 5.00%, 01/15/2027 . . . . . . . . . .	253,000
Industrial Conglomerates-1.01%
Icahn Enterprises L.P./Icahn Enterprises Finance
Corp., 5.25%, 05/15/2027(b). . . . . . . . . . . . . . . .	150,000

Value

$101,375

102,035

196,810

201,370

262,955

464,325

91,453

383,603

151,780

626,836

147,847

264,897

154,500

148,455

364,000

129,964

796,919

98,948

182,418

132,845

245,726

659,937

256,802

209,000

278,351

744,153

150,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Insurance-1.01%
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 10/15/2027(b) . . . . . . . . . . . .	$150,000	$ 149,905
Interactive Media & Services-4.73%
Match Group, Inc., 5.00%, 12/15/2027(b) . . . . . . .	153,000	158,791
Nexstar Broadcasting, Inc., 5.63%,
07/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	378,000	391,948
Twitter, Inc., 3.88%, 12/15/2027(b) . . . . . . . . . . . .	150,000	153,562
		704,301
Leisure Products-1.06%
Mattel, Inc., 5.88%, 12/15/2027(b). . . . . . . . . . . . .	150,000	157,027
Machinery-0.69%
Allison Transmission, Inc., 4.75%,
10/01/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	102,785
Media-8.94%
Belo Corp., 7.25%, 09/15/2027 . . . . . . . . . . . . . . .	100,000	113,785
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b) . . . . . . . . . . . . . . . . . . . . .	503,000	523,900
Sinclair Television Group, Inc., 5.13%,
02/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	98,755
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b) . . . . .	378,000	394,813
Terrier Media Buyer, Inc., 8.88%, 12/15/2027(b) .	200,000	199,000
		1,330,253
Oil, Gas & Consumable Fuels-7.32%
MEG Energy Corp. (Canada), 7.13%,
02/01/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	141,866
Murphy Oil Corp., 5.88%, 12/01/2027. . . . . . . . . .	125,000	122,166
NuStar Logistics L.P., 5.63%, 04/28/2027 . . . . . .	153,000	156,374
Parkland Fuel Corp. (Canada), 5.88%,
07/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	153,000	157,487
Parsley Energy LLC/Parsley Finance Corp.,
5.63%, 10/15/2027(b) . . . . . . . . . . . . . . . . . . . . .	253,000	251,254
Targa Resources Partners L.P./Targa Resources
Partners Finance Corp., 5.38%, 02/01/2027 . .	253,000	259,793
		1,088,940
Pharmaceuticals-2.29%
Catalent Pharma Solutions, Inc., 5.00%,
07/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	128,000	133,517
Horizon Therapeutics USA, Inc., 5.50%,
08/01/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	207,870
		341,387
Professional Services-0.69%
Korn Ferry, 4.63%, 12/15/2027(b) . . . . . . . . . . . . .	100,000	102,750
Road & Rail-1.71%
Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 5.75%, 07/15/2027(b) . . . . . . . . . . . . . . . . .	253,000	253,639

Investment Abbreviations:

DAC -Designated Activity Co.

REIT -Real Estate Investment Trust

	Principal
	Amount	Value
Specialty Retail-0.72%
Michaels Stores, Inc., 8.00%, 07/15/2027(b)(c) . . .	$128,000	$ 106,938
Technology Hardware, Storage & Peripherals-0.67%
Presidio Holdings, Inc., 4.88%, 02/01/2027(b) . . .	100,000	100,187
Thrifts & Mortgage Finance-0.71%
Radian Group, Inc., 4.88%, 03/15/2027 . . . . . . . .	100,000	106,285
Trading Companies & Distributors-2.64%
Herc Holdings, Inc., 5.50%, 07/15/2027(b) . . . . . .	378,000	393,092
Wireless Telecommunication Services-3.00%
C&W Senior Financing DAC (Ireland), 6.88%,
09/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	300,000	317,197
Telesat Canada / Telesat LLC (Canada), 6.50%,
10/15/2027(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	125,000	129,606
		446,803
Total U.S. Dollar Denominated Bonds & Notes
(Cost $14,798,824) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		14,635,118
	Shares
Money Market Funds-0.70%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(d)
(Cost $103,585) . . . . . . . . . . . . . . . . . . . . . . . . . .	103,585	103,585
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-99.04%
(Cost $14,902,409) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		14,738,703

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.55%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . . .	396,747	396,747
Invesco Liquid Assets Portfolio, Institutional Class,
1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	132,183	132,250
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $528,983) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	528,997
TOTAL INVESTMENTS IN SECURITIES-102.59%
(Cost $15,431,392) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	15,267,700
OTHER ASSETS LESS LIABILITIES-(2.59)%. . . . . . . . .	. . . . . . . .	(385,243)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$14,882,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $11,221,295, which represented 75.40% of the Fund's Net Assets.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Communication Services	22.40
Consumer Discretionary	21.79

Industrials	13.50
Energy	8.64

Health Care	7.65
Utilities	6.13

Materials	5.84
Financials	5.83

Real Estate	4.21
Sector Types Each Less Than 3%	2.35

Money Market Funds Plus Other Assets
Less Liabilities	1.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-98.03%
Arizona-1.05%
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2021	$ 100	$ 105,535
California-12.42%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities), Series 2011, Ref. RB . . . .	6.13%	07/01/2041	150	159,603
California (State of), Series 2011, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2030	100	106,197
California (State of), Series 2011, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	09/01/2030	125	133,210
California (State of), Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2030	100	106,197
California (State of) Public Works Board, Series 2011 D, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2031	140	150,194
Los Angeles (City of), CA, Series 2012 C, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2021	100	105,433
Sacramento (City of), CA Municipal Utility District, Series 2011 X, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2027	100	106,239
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2021	200	212,686
San Francisco (City and County of), CA Public Utilities Commission, Series 2011 A, RB(a)(b) . . . . . . . . . . . .	4.50%	11/01/2021	160	170,379
				1,250,138
Colorado-1.33%
Colorado Springs (City of), CO, Series 2011 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2021	125	133,956
Connecticut-1.28%
Connecticut (State of), Series 2014 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	03/01/2021	125	128,954
District of Columbia-2.13%
District of Columbia, Series 2011 G, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2031	200	214,126
Florida-4.04%
Florida (State of) (Capital Outlay), Series 2011 E, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2027	50	52,614
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2021	35	36,839
Florida (State of) (State Board of Education), Series 2011 E, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2025	200	210,534
Orange (County of), FL Convention Center, Series 2017, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2021	25	26,663
Palm Beach (County of), FL Solid Waste Authority, Series 2011, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2031	75	79,831
				406,481
Georgia-1.06%
Valdosta & Lowndes (County of), GA Hospital Authority (South Medical Center), Series 2011 B, RB(a)(b) .	5.00%	10/01/2021	100	106,637
Hawaii-0.80%
Hawaii (State of), Series 2012 EF, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2021	75	80,225
Illinois-4.96%
Chicago (City of), IL Transit Authority, Series 2011, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	12/01/2025	175	188,398
Illinois (State of) Finance Authority (State Clean Water), Series 2016, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2021	300	310,500
				498,898
Maryland-1.94%
Maryland (State of), Series 2014 C, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2021	160	169,526
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2012 B, RB(a)(b) . . . . . . . . . . .	5.00%	11/15/2021	10	10,713
Washington (State of) Suburban Sanitary Commission, Series 2011, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	06/01/2021	15	15,423
				195,662
Massachusetts-6.39%
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2021	100	106,702
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2010 A, RB. . . . . . . .	5.00%	12/15/2021	200	215,212
Massachusetts (Commonwealth of) School Building Authority, Series 2011 B, RB(a)(b) . . . . . . . . . . . . . . . .	5.00%	10/15/2021	200	213,732
Massachusetts (Commonwealth of) School Building Authority, Series 2011 B, RB(a)(b) . . . . . . . . . . . . . . . .	5.25%	10/15/2021	100	107,267
				642,913
Michigan-2.10%
Michigan (State of) Finance Authority, Series 2014 C-3, RB, (INS -AGM)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2021	200	211,016
Missouri-1.05%
St Louis (City of), MO, Series 2017 A, Ref. RB, (INS -AGM)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2021	100	105,467

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
Nebraska-0.05%
West Haymarket Joint Public Agency, Series 2011, GO Bonds(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.25%	12/15/2021	$5
New Jersey-3.85%
New Jersey (State of), Series 2016 T, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2021	45
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(a) . . . . . . . . . . . . . . . . .	5.00%	03/01/2021	55
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2021	145
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(a)(b) . . . . . . . . . . . . . . . . . .	5.00%	06/15/2021	25
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB(a)(b) . . . . . . . . . . . . . . . . . .	5.25%	06/15/2021	100
New York-31.29%
Metropolitan Transportation Authority, Series 2012 F, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2021	400
Nassau (County of), NY, Series 2016 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2021	200
New York & New Jersey (States of) Port Authority, Series 2013 179, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2021	125
New York (City of), NY, Series 2011 HH, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2026	200
New York (City of), NY, Series 2016 E, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2021	200
New York (State of) Dormitory Authority, Series 2012, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2021	150
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2021	200
New York (State of) Thruway Authority, Series 2012 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2028	200
New York State Environmental Facilities Corp., Series 2017, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2021	500
New York State Urban Development Corp., Series 2011 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2023	200
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/15/2021	400
Triborough Bridge & Tunnel Authority, Series 2012 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2021	200
Ohio-2.17%
Lucas (County of), OH (ProMedica Healthcare), Series 2011 A, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.50%	11/15/2021	200
Pennsylvania-6.38%
Pennsylvania (Commonwealth of), Series 2012, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2021	300
Philadelphia (City of), PA, Series 2013 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2021	315
South Carolina-2.06%
Columbia (City of), SC, Series 2011 A, Ref. RB(a)(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2021	200
Tennessee-0.05%
Knoxville (City of), TN, Series 2012 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	04/01/2047	5
Texas-4.21%
Dallas/Fort Worth International Airport, Series 2011 D, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2021	75
Harris (County of), TX Flood Control District, Series 2008 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	10/01/2021	200
North Texas Tollway Authority, Series 2011, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2038	15
Odessa Junior College District, Series 2011, GO Bonds(a)(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.38%	08/15/2021	50
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB. . . . . . . . . . . . . . . . .	5.00%	10/01/2021	60
Washington-5.29%
Washington (State of), Series 2011 A, GO Bonds(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2021	100
Washington (State of), Series 2011 C, GO Bonds(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2025	75
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives), Series 2011 A,
RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2021	335
Wisconsin-2.13%
Wisconsin (State of), Series 2016 1, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2021	200

TOTAL INVESTMENTS IN SECURITIES(d)-98.03%

(Cost $9,803,940) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

OTHER ASSETS LESS LIABILITIES-1.97% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Value

$5,312

47,283

57,300

150,681

26,348

105,709

387,321

427,600

206,880

134,348

210,782

211,790

157,636

208,796

212,652

527,550

208,712

428,000

214,364

3,149,110

219,064

316,770

325,865

642,635

207,664

5,051

77,087

214,024

15,487

53,314

64,001

423,913

105,998

78,969

347,526

532,493

214,038

9,866,609

198,170

$10,064,779

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)

February 29, 2020

(Unaudited)

Investment Abbreviations:

AGM -Assured Guaranty Municipal Corp.

GO -General Obligation

INS -Insurer

RB -Revenue Bonds

Ref. -Refunding

Notes to Schedule of Investments:

(a)Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(b)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)Principal and/or interest payments are secured by the bond insurance company listed.

(d)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Ad Valorem Property Tax	18.72
Water Revenue	14.48

Sales Tax Revenue	12.02
Health, Hospital, Nursing Home Revenue	8.38

Lease Revenue	6.70
Income Tax Revenue	6.31

Appropriations	4.95
Electric Power Revenue	4.50

Transit Revenue	4.25
Special Tax	3.25

Sewer Revenue	3.20
Port, Airport & Marina Revenue	3.15

Revenue Types Each Less Than 3%	8.12
Other Assets Less Liabilities	1.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-98.47%
Arizona-1.62%
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB. . . . . . . . . . . . . . . . .	5.00%	12/01/2030	$ 35	$38,272
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB. . . . . . . . . . . . . . . . .	5.00%	12/01/2031	115	125,671
				163,943
Arkansas-0.51%
Arkansas (State of) (Four-Lane Highway Construction), Series 2013, GO Bonds . . . . . . . . . . . . . . . . . . . . .	3.25%	06/15/2022	50	51,561
California-15.77%
Bay Area Toll Authority, Series 2012 F-1, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2022	75	81,836
California (State of), Series 2012, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2042	100	108,272
California (State of), Series 2017, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2022	100	111,261
California (State of) Public Works Board, Series 2012 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2027	50	54,255
California (State of) Public Works Board, Series 2012 G, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2030	135	149,598
California (State of) Public Works Board (Department of Correction & Rehab), Series 2012, Ref. RB. . . . .	5.00%	06/01/2027	100	109,185
California (State of) Statewide Communities Development Authority (Episcopal Communities and
Services), Series 2012, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2047	100	108,083
Los Angeles (City of), CA, Series 2012 B, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2031	145	158,454
Los Angeles (City of), CA, Series 2012 C, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2025	135	148,002
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2022	100	109,962
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB. . . . . . . . . . .	5.00%	07/01/2022	30	33,055
Metropolitan Water District of Southern California, Series 2012 G, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2028	40	44,044
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2022	135	148,713
San Diego (County of), CA Regional Transportation Commission, Series 2012 A, RB(a)(b) . . . . . . . . . . . . . .	5.00%	04/01/2022	100	109,115
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB . . . . . . . . . . . .	5.00%	08/01/2022	100	110,366
University of California, Series 2012 G, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2037	10	10,923
				1,595,124
Colorado-0.27%
Regional Transportation District (Fastracks), Series 2012 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2031	25	27,626
Connecticut-3.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 A-1,
Ref.RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2042	200	219,240
South Central Connecticut Regional Water Authority, Series 2012, Ref. RB(a)(b) . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2022	150	165,090
				384,330
District of Columbia-1.91%
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2014 A,
Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2053	180	193,068
Florida-3.23%
Citizens Property Insurance Corp., Series 2015 A-1, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2022	100	107,100
Miami-Dade (County of), FL, Series 2012 B, Ref. RB, (INS -AGM)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2035	100	110,038
Volusia County School Board, Series 2019, COP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2022	100	109,860
				326,998
Georgia-1.13%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	12/01/2042	25	26,178
Georgia (State of), Series 2012 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2024	80	87,852
				114,030
Illinois-2.20%
Illinois (State of), Series 2013, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2022	100	108,435
Illinois (State of), Series 2016 C, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2022	105	113,857
				222,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Maryland-1.87%
Montgomery (County of), MD, Series 2014 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2022	$ 90	$ 100,059
Montgomery (County of), MD, Series 2016 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2022	80	89,219
				189,278
Massachusetts-2.83%
Massachusetts (Commonwealth of), Series 2013 A, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2022	25	27,413
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2022	100	109,815
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds(a)(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2022	20	21,967
Massachusetts (Commonwealth of) School Building Authority, Series 2012 A, Ref. RB . . . . . . . . . . . . . . . .	5.00%	08/15/2026	75	82,725
Massachusetts Clean Water Trust (The), Series 2014, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2022	40	44,075
				285,995
Michigan-1.08%
Michigan (State of) Finance Authority, Series 2015 A, Ref. RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2022	100	109,252
Nevada-0.27%
Clark County School District, Series 2017 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2022	25	27,341
New Jersey-5.89%
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2022	220	239,037
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB . . . . . . . . . . . . . . . . . . . . . .	5.25%	12/15/2022	30	33,359
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2022	195	214,182
North Hudson Sewerage Authority, Series 2012 A, COP(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2022	100	109,370
				595,948
New York-20.00%
Long Island Power Authority, Series 2012 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2037	400	441,620
Metropolitan Transportation Authority, Series 2012 D, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2025	200	221,994
Metropolitan Transportation Authority, Series 2015 A-1, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2022	100	110,940
Nassau (County of), NY, Series 2016 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2022	90	96,810
New York (City of), NY, Series 2012 A-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2025	100	110,668
New York (City of), NY, Series 2012 F, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2027	100	107,873
New York (City of), NY, Series 2015 A, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2022	100	110,062
New York (City of), NY Transitional Finance Authority, Series 2011 D, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	02/01/2022	100	104,087
New York (City of), NY Transitional Finance Authority, Series 2012 C-1, RB. . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2025	100	111,121
New York (State of) Dormitory Authority, Series 2012 D, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2027	100	108,194
New York (State of) Dormitory Authority, Series 2014 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2022	100	108,563
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/15/2022	100	111,296
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2022	250	278,703
				2,021,931
North Carolina-2.12%
North Carolina (State of) (Garvee), Series 2017, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2022	100	108,256
North Carolina Medical Care Commission, Series 2013, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	11/01/2046	100	106,161
				214,417
Ohio-2.30%
Allen (County of), OH (Catholic Health Partners), Series 2012 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2033	100	107,705
Ohio (State of), Series 2015 B, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2030	65	70,948
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health), Series 2012 A, RB . . . .	5.00%	01/01/2027	50	53,624
				232,277
Oklahoma-1.01%
Oklahoma (State of) Turnpike Authority, Series 2017 C, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2030	95	101,867
Pennsylvania-9.62%
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/15/2022	90	97,059
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University), Series 2012, RB . . .	5.00%	05/01/2037	400	433,072
Philadelphia (City of), PA, Series 2012, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2028	400	442,804
				972,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
Tennessee-6.49%
Nashville & Davidson (County of), TN, Series 2017, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2022	$ 400
Wilson (County of), TN, Series 2012, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2022	200
Texas-7.95%
Dallas (City of), TX, Series 2017, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2022	100
North Central Texas Health Facility Development Corp. (Childrens Medical Center Dallas), Series 2012,
RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2022	100
North Texas Tollway Authority, Series 2012 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2042	100
San Antonio (City of), TX, Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2022	100
Texas (State of), Series 2011, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2022	100
University of Texas Pernanent Fund (Permanent University Fund Boards), Series 2007 B, Ref. RB. . . . . .	5.25%	07/01/2022	240
Virginia-3.23%
Fairfax (County of), VA Economic Development Authority, Series 2014, Ref. RB . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2022	200
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2012, RB. . . . . .	5.00%	05/15/2040	100
Washington-3.37%
Washington (State of), Series 2012, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	07/01/2028	40
Washington (State of) (Senior 520 Corridor Program), Series 2012 F, RB. . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2022	150
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	10/01/2034	125

TOTAL INVESTMENTS IN SECURITIES(d)-98.47%

(Cost $9,847,116) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

OTHER ASSETS LESS LIABILITIES-1.53% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Investment Abbreviations:

AGM -Assured Guaranty Municipal Corp.

COP -Certificates of Participation

GO -General Obligation

INS -Insurer

RB -Revenue Bonds

Ref. -Refunding

Value

$438,968

217,280

656,248

107,907

110,221

106,531

107,949

106,622

264,468

803,698

218,286

107,977

326,263

41,904

165,453

133,445

340,802

9,957,224

154,999

$10,112,223

Notes to Schedule of Investments:

(a)Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(b)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)Principal and/or interest payments are secured by the bond insurance company listed.

(d)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Ad Valorem Property Tax	20.20
Highway Tolls Revenue	9.65

College & University Revenue	9.17
Health, Hospital, Nursing Home Revenue	8.53

Lease Revenue	7.42
Sewer Revenue	7.41

Electric Power Revenue	7.08
Sales Tax Revenue	6.87

Miscellaneous Revenue	6.28
Water Revenue	3.54

Transit Revenue	3.29
Income Tax Revenue	3.20

Revenue Types Each Less Than 3%	5.83
Other Assets Less Liabilities	1.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-96.68%
Arizona-2.44%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group),
Series 2016, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2023	$ 120	$ 133,705
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2023	100	113,548
				247,253
California-19.18%
Alameda (County of), CA Joint Powers Authority, Series 2013 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	12/01/2025	65	75,984
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2017 B, Ref. RB . . . . . . . . . . . . .	5.00%	10/01/2027	95	107,321
California (State of), Series 2013, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2031	100	114,179
California (State of), Series 2013, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2032	100	111,784
California (State of), Series 2014, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2025	100	115,655
California (State of), Series 2015, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2023	100	114,391
California (State of), Series 2018, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2029	100	112,578
California (State of) Public Works Board (University of California - Davidson Library), Series 2013 C,
RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2023	100	113,070
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences
Obligated Group), Series 2015 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2041	50	57,227
Desert Community College District (Riverside & Imperial), Series 2018, GO Bonds . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2043	100	113,016
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2029	500	569,510
Los Angeles Unified School District, Series 2014 B, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2023	100	114,151
San Diego (County of), CA Water Authority, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2023	100	113,754
San Jose (City of), CA Financing Authority, Series 2013 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2033	100	113,180
				1,945,800
Connecticut-1.40%
Connecticut (State of), Series 2012 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2027	25	27,825
Connecticut (State of), Series 2013 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/15/2027	100	114,273
				142,098
District of Columbia-0.89%
District of Columbia, Series 2013 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2027	80	90,516
Florida-3.29%
Florida (State of), Series 2019 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2023	195	222,247
School Board of Miami-Dade County (The), Series 2013 A, COP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2032	100	111,894
				334,141
Georgia-0.44%
Forsyth County School District, Series 2013, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2023	20	22,449
Gwinnett County School District, Series 2010, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2023	20	22,449
				44,898
Hawaii-4.53%
Hawaii (State of), Series 2016, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2023	400	459,416
Illinois-3.60%
Illinois (State of), Series 2013, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	07/01/2029	100	112,587
Illinois (State of), Series 2017 D, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2023	100	113,640
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2023	10	11,383
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds . . . .	4.00%	12/01/2023	55	60,639
Metropolitan Water Reclamation District of Greater Chicago, Series 2016 A, Ref. GO Bonds . . . . . . . . . . .	5.00%	12/01/2023	15	17,192
Springfield (City of), IL, Series 2015, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2023	45	50,085
				365,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Indiana-5.92%
Indiana (State of) Finance Authority, Series 2019, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2023	$ 150	$ 173,001
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C,
Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/15/2044	400	427,284
				600,285
Iowa-0.34%
Iowa (State of), Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2023	30	34,026
Maryland-1.68%
Maryland (State of) Department of Transportation, Series 2017, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2023	150	169,873
Massachusetts-2.20%
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2032	100	112,847
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2023	100	110,351
				223,198
Michigan-1.11%
Michigan (State of) Building Authority, Series 2015 I, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/15/2023	100	112,900
Minnesota-0.11%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 B, Ref. RB . . . . . . .	5.00%	01/01/2023	10	11,175
Nevada-0.56%
Clark County School District, Series 2016 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2023	50	56,703
New Jersey-3.90%
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2023	100	111,299
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB . . . . . . . . . . . . . . . . . . . . . .	5.50%	12/15/2023	150	174,075
Rutgers The State University of New Jersey, Series 2018 N, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	05/01/2023	100	109,900
				395,274
New York-24.37%
Battery Park City Authority, Series 2013 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2025	400	461,720
Metropolitan Transportation Authority, Series 2012 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2023	200	222,562
Metropolitan Transportation Authority, Series 2016 B, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2023	100	114,682
New York (City of), NY, Series 2012 I, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2023	100	110,163
New York (City of), NY, Series 2017 A, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2023	70	77,569
New York (City of), NY, Series 2019 BB-2, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2025	100	115,612
New York (City of), NY Transitional Finance Authority, Series 2012 E-1, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2023	200	216,104
New York (City of), NY Transitional Finance Authority, Series 2013 F-1, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2026	200	224,306
New York (State of) Dormitory Authority, Series 2012 D, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2023	100	108,296
New York (State of) Dormitory Authority, Series 2012, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2023	100	109,281
New York (State of) Dormitory Authority, Series 2014 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2023	200	225,442
New York State Urban Development Corp., Series 2013 E, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2031	200	224,364
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	10/15/2023	125	139,984
Utility Debt Securitization Authority, Series 2013 TE, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/15/2027	105	121,563
				2,471,648
North Carolina-1.12%
North Carolina (State of), Series 2016 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2023	100	113,628
Ohio-0.23%
Ohio (State of) Water Development Authority, Series 2016, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2023	20	23,115
Oregon-0.29%
Oregon (State of) Department of Transportation, Series 2013 A, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2023	25	28,880
Pennsylvania-2.24%
Pennsylvania (Commonwealth of), Series 2015, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2023	100	112,657
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/15/2023	100	114,711
				227,368

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
South Carolina-0.50%
South Carolina (State of) Public Service Authority, Series 2013 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.13%	12/01/2043	$ 30
South Carolina (State of) Public Service Authority, Series 2013 E, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2048	15
Tennessee-0.28%
Memphis (City of), TN, Series 2014 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2023	25
Texas-7.57%
Dallas (City of), TX, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2023	125
Dallas-Fort Worth (Cities of), TX International Airport, Series 2013 F, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	5.25%	11/01/2033	270
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2043	75
University of Texas System, Series 2016 D, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2023	200
Virginia-4.41%
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2023	100
Virginia Public School Authority, Series 2012, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2023	160
Virginia Public School Authority, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2023	140
Washington-2.42%
Energy Northwest, Series 2015 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2023	15
Washington (State of) (Senior 520 Corridor Program), Series 2013 C, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2023	200
West Virginia-0.28%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB . . . . . . .	5.00%	09/01/2023	25
Wisconsin-1.38%
Milwaukee (City of), WI, Series 2018 N1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2023	125

TOTAL INVESTMENTS IN SECURITIES-96.68%

(Cost $9,664,623) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

OTHER ASSETS LESS LIABILITIES-3.32% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Investment Abbreviations:

COP -Certificates of Participation

GO -General Obligation

RB -Revenue Bonds

Ref. -Refunding

Notes to Schedule of Investments:

(a)Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(b)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Value

$33,982

16,901

50,883

28,779

143,472

310,603

85,409

228,886

768,370

110,354

176,504

159,943

446,801

17,064

228,730

245,794

28,545

140,037

9,806,930

337,230

$10,144,160

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Ad Valorem Property Tax	17.39
Lease Revenue	13.01

Sales Tax Revenue	10.51
Electric Power Revenue	7.98

Income Tax Revenue	7.62
Health, Hospital, Nursing Home Revenue	7.24

Miscellaneous Revenue	6.79
General Fund	5.64

College & University Revenue	5.54
Water Revenue	4.02

Appropriations	3.89
Port, Airport & Marina Revenue	3.17

Revenue Types Each Less Than 3%	3.88
Other Assets Less Liabilities	3.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-98.17%
Alabama-0.35%
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2027	$ 30	$35,206
Arizona-1.96%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2015, Ref. RB. . .	5.00%	07/01/2032	170	199,816
California-18.42%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2046	100	116,277
California (State of), Series 2014 AS, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2026	100	120,381
California (State of), Series 2014, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2024	100	119,177
California (State of), Series 2014, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2024	200	231,470
California (State of), Series 2014, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2024	100	115,735
California State University, Series 2014 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2029	200	238,634
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2044	200	231,566
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2039	200	237,258
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2024	200	236,480
Southern California Public Power Authority (Apex Power), Series 2014 A, RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2037	200	233,498
				1,880,476
Colorado-0.12%
Denver (City & County of), CO, Series 2016 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2024	10	11,922
Connecticut-4.31%
Connecticut (State of), Series 2014 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2027	100	115,843
Connecticut (State of), Series 2014 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2026	75	88,240
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2014 E, RB . . . .	5.00%	07/01/2024	200	236,010
				440,093
Florida-4.98%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2014,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	12/01/2044	145	159,284
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS-AGM)(a) . . . .	5.00%	02/01/2040	100	114,760
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2028	90	105,617
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2029	110	128,806
				508,467
Georgia-2.86%
Atlanta (City of), GA, Series 2015, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2031	50	59,366
Atlanta (City of), GA Department of Aviation, Series 2014 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2030	100	114,691
Georgia (State of), Series 2019 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2024	100	118,099
				292,156
Illinois-6.07%
Chicago (City of), IL, Series 2014 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2034	100	111,486
Chicago (City of), IL Midway International Airport, Series 2014 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2027	150	172,830
Illinois (State of), Series 2013, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2024	95	106,425
Illinois (State of), Series 2014, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	02/01/2029	100	114,428
Illinois (State of), Series 2014, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	02/01/2030	100	114,172
				619,341
Louisiana-1.12%
New Orleans (City of), LA, Series 2014, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2044	100	114,377
Maryland-4.12%
Maryland (State of), Series 2016, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	06/01/2027	100	113,225
Maryland (State of), Series 2017 B, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2024	40	47,358
Maryland (State of), Series 2017 C, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2024	25	29,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2016, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	11/01/2029	$ 100	$ 114,371
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2014, Ref. RB. . . . . . . . . . . . .	5.00%	10/01/2045	100	116,113
				420,665
Minnesota-2.26%
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB . . . . . . . .	5.00%	01/01/2029	100	115,097
Western Minnesota Municipal Power Agency, Series 2014 A, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2024	100	116,047
				231,144
Missouri-0.23%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2024	20	23,705
Nevada-1.14%
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2029	100	116,795
New Jersey-5.67%
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2026	100	115,247
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2038	100	113,121
New Jersey (State of) Turnpike Authority, Series 2014 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2027	100	117,259
New Jersey (State of) Turnpike Authority, Series 2014 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2030	100	116,703
New Jersey (State of) Turnpike Authority, Series 2014 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2031	100	116,426
				578,756
New York-18.45%
Metropolitan Transportation Authority, Series 2014 C, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2024	100	118,560
Metropolitan Transportation Authority, Series 2014 D-1, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	11/15/2044	100	118,293
Metropolitan Transportation Authority, Series 2017 B2, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2024	15	17,914
New York & New Jersey (States of) Port Authority, Series 2014, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2033	100	117,550
New York (City of), NY, Series 2019 BB-2, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2026	200	241,052
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB. . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2029	100	117,205
New York (State of) Dormitory Authority, Series 2014 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2033	100	116,141
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2024	200	237,858
New York (State of) Thruway Authority, Series 2014 J, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2036	300	343,362
New York State Urban Development Corp., Series 2014, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2031	200	232,854
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS -AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	02/01/2024	200	223,264
				1,884,053
North Carolina-0.52%
North (State of) Carolina Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB. . . . . .	5.00%	10/01/2031	45	53,310
Ohio-2.33%
Ohio (State of), Series 2017 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2033	205	237,913
Oregon-0.41%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2027	35	41,823
Pennsylvania-3.47%
Pennsylvania (Commonwealth of), Series 2015, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2024	100	118,121
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/15/2024	100	118,454
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2024	100	117,585
				354,160
South Carolina-1.16%
South Carolina Public Service Authority, Series 2014 C, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2030	100	117,911
Texas-8.97%
Board of Regents of The University of Texas System, Series 2010 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2024	10	11,846
Board of Regents of The University of Texas System, Series 2014 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2024	15	17,659
Dallas (City of), TX, Series 2014, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2024	100	115,696
Dallas Area Rapid Transit, Series 2014 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2026	30	35,874
Harris (County of), TX, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2024	20	23,662
Houston (City of), TX, Series 2014 D, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2028	55	65,260
North Texas Tollway Authority, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2024	125	144,484
Texas (State of), Series 2014 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2030	100	118,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)

February 29, 2020

(Unaudited)

				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)	Value
Texas-(continued)
Texas (State of), Series 2014, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	04/01/2026	$20	$23,392
Texas (State of) Water Development Board, Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	04/15/2024	35	40,922
University of Houston, Series 2017 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	02/15/2024	275	319,327
					916,358
Virginia-1.08%
Virginia (Commonwealth of), Series 2013 B, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		4.00%	06/01/2024	100	110,457
Washington-7.06%
Energy Northwest, Series 2014 C, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	07/01/2027	150	176,481
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . .		5.00%	12/01/2024	200	238,282
Washington (State of), Series 2014 D, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	02/01/2028	200	231,774
Washington (State of), Series 2014 R, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		4.00%	07/01/2026	45	51,055
Washington (State of), Series 2015 R, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	07/01/2024	20	23,583
					721,175
Wisconsin-1.11%
Wisconsin (State of), Series 2018 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	05/01/2024	100	113,653
TOTAL INVESTMENTS IN SECURITIES(d)-98.17%
(Cost $9,814,965) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	10,023,732
OTHER ASSETS LESS LIABILITIES-1.83% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	186,619
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	$10,210,351
Investment Abbreviations:

AGM -Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds

Ref. -Refunding

Notes to Schedule of Investments:

(a)Principal and/or interest payments are secured by the bond insurance company listed.

(b)Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Ad Valorem Property Tax	25.22
Highway Tolls Revenue	8.44

Miscellaneous Revenue	7.87
Sales Tax Revenue	7.63

Electric Power Revenue	7.42
College & University Revenue	6.89

Port, Airport & Marina Revenue	6.36
Lease Revenue	5.79

Water Revenue	4.58
Health, Hospital, Nursing Home Revenue	4.39

Income Tax Revenue	3.43
General Fund	3.35

Revenue Types Each Less Than 3%	6.80
Other Assets Less Liabilities	1.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-98.43%
Alaska-1.16%
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2032	$ 100	$ 119,457
Arizona-1.06%
Arizona State University, Series 2015 D, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2041	25	29,484
City of Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2025	65	78,961
				108,445
California-15.73%
California (State of), Series 2015 C, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2031	100	119,693
California (State of), Series 2015, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2027	100	120,455
California (State of), Series 2015, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2027	100	122,158
California (State of), Series 2015, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2029	100	121,921
California (State of), Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2025	50	61,456
California (State of) Statewide Communities Development Authority (Beverly Community Hospital
Association), Series 2015, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2045	200	224,010
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2028	65	77,997
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2029	45	53,927
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2025	40	48,895
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2025	100	122,825
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2025	100	123,580
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP . . . . . .	3.00%	04/01/2031	65	70,635
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2025	100	123,002
San Francisco Bay Area Rapid Transit District, Series 2015 D, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2029	65	79,828
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB . . . . . . . . . . . .	5.00%	08/01/2025	100	122,992
Ventura County Community College District, Series 2015, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . .	3.13%	08/01/2031	20	21,642
				1,615,016
Connecticut-4.78%
Connecticut (State of), Series 2015 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2027	200	239,816
Connecticut (State of), Series 2015 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2028	210	251,286
				491,102
Delaware-2.34%
Delaware (State of), Series 2017 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2025	200	240,306
Florida-3.57%
Florida (State of), Series 2016 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2025	45	54,823
Jacksonville (City of), FL, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.25%	10/01/2032	100	107,111
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2028	100	120,176
School District of Broward County, Series 2015 B, Ref. COP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2030	70	83,971
				366,081
Georgia-2.91%
Atlanta (City of), GA, Series 2015, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2040	50	59,604
Gainesville & Hall (County of), GA Hospital Authority, Series 2014 S, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	08/15/2049	100	119,085
Gainesville & Hall (County of), GA Hospital Authority, Series 2014 S, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . .	5.50%	08/15/2054	100	119,705
				298,394
Hawaii-1.79%
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2027	150	183,735
Illinois-5.54%
Illinois (State of) Finance Authority (Ascension), Series 2016 C, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2025	475	568,760
Kansas-0.23%
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds . . . . . . . . . . . . . .	4.00%	10/01/2025	20	23,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Louisiana-2.88%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2039	$ 100	$ 118,065
Louisiana (State of), Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2041	150	177,194
				295,259
Maryland-1.14%
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2015 A, Ref. RB . . . . . . . . . . .	5.00%	07/01/2040	100	116,937
Massachusetts-2.60%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.50%	07/01/2034	85	100,111
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2025	50	61,002
Massachusetts (Commonwealth of), Series 2016 E, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	04/01/2044	100	105,262
				266,375
Michigan-1.83%
Michigan (State of) Finance Authority, Series 2014 C-3, RB, (INS -AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2025	60	70,681
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB. . . . . . . . . . . . . .	5.00%	11/01/2044	100	117,084
				187,765
Missouri-0.11%
Health & Educational Facilities Authority of the State of Missouri (BJC Health System), Series 2015 A,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	01/01/2045	10	11,015
Nevada-1.36%
Nevada (State of), Series 2015 B, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2025	115	139,118
New Jersey-3.09%
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2025	100	118,520
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2025	100	115,340
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2025	70	83,740
				317,600
New York-18.18%
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2027	75	91,242
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2030	70	84,521
New York (City of), NY, Series 2015 FF, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2029	90	109,491
New York (City of), NY, Series 2019 E, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2025	110	134,178
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB. . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2031	300	364,155
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB. . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2032	180	220,163
New York (City of), NY Transitional Finance Authority, Series 2017, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2025	100	123,392
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2032	85	101,636
New York (State of) Dormitory Authority, Series 2015 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2025	105	126,460
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2027	40	48,101
New York (State of) Dormitory Authority, Series 2018 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2025	100	122,938
New York (State of) Thruway Authority, Series 2014 K, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2025	110	131,764
New York Convention Center Development Corp., Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2033	95	116,101
Utility Debt Securitization Authority, Series 2015, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/15/2036	75	91,821
				1,865,963
North Carolina-3.51%
North Carolina (State of), Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2025	100	121,169
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB. . . .	5.00%	10/01/2055	200	239,114
				360,283
Ohio-1.44%
Bowling Green State University, Series 2016 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2042	100	118,226
Columbus (City of), OH, Series 2014, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2025	25	29,846
				148,072
Pennsylvania-4.85%
Pennsylvania (Commonwealth of), Series 2015, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2025	95	114,422
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/15/2025	120	146,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)

February 29, 2020

(Unaudited)

				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)	Value
Pennsylvania-(continued)
Pennsylvania (State of) Higher Educational Facilities Authority, Series 2015, Ref. RB . . . . . . . . . . . . . . . . .		5.00%	08/15/2040	$100	$118,894
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University),
Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	09/01/2039	100	117,898
					498,091
South Carolina-2.30%
Charleston (City of), SC, Series 2015, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	01/01/2040	200	235,928
Texas-5.65%
Harris (County of), TX, Series 2015 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	10/01/2027	70	86,258
North Texas Tollway Authority, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	01/01/2032	100	118,352
SA Energy Acquisition Public Facility Corp., Series 2007, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.50%	08/01/2025	100	121,196
Texas (State of), Series 2015 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	10/01/2028	100	122,141
Texas (State of) Water Development Board, Series 2015 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	10/15/2045	100	120,470
Texas State University System, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	03/15/2025	10	12,044
					580,461
Utah-2.36%
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	06/15/2025	140	170,764
Utah (State of) Transit Authority, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	06/15/2037	60	71,775
					242,539
Vermont-0.23%
University of Vermont & State Agricultural College, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	10/01/2045	20	23,570
Virginia-1.00%
Virginia Public School Authority, Series 2014, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		4.00%	08/01/2025	90	102,640
Washington-6.20%
Central Puget Sound Regional Transit Authority, Series 2015 S-1, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	11/01/2029	75	91,986
Central Puget Sound Regional Transit Authority, Series 2015 S-1, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	11/01/2030	30	36,795
Energy Northwest, Series 2015 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	07/01/2032	75	90,690
King (County of), WA, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	07/01/2036	40	47,656
Washington (State of), Series 2015 R, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	07/01/2026	15	17,971
Washington (State of), Series 2017 R, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	08/01/2025	250	305,692
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care), Series 2014, Ref. RB . . . . .		5.00%	03/01/2038	40	45,874
					636,664
Wisconsin-0.59%
Wisconsin (State of), Series 2017 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	05/01/2027	50	60,670
TOTAL INVESTMENTS IN SECURITIES(d)-98.43%
(Cost $9,840,964) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	10,103,697
OTHER ASSETS LESS LIABILITIES-1.57% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	160,726
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	$10,264,423
Investment Abbreviations:

AGM -Assured Guaranty Municipal Corp.
COP -Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds

Ref. -Refunding

Notes to Schedule of Investments:

(a)Principal and/or interest payments are secured by the bond insurance company listed.

(b)Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Ad Valorem Property Tax	20.06
Health, Hospital, Nursing Home Revenue	14.04

Miscellaneous Revenue	10.17
Income Tax Revenue	9.59

Lease Revenue	6.84
Water Revenue	6.32

Sales Tax Revenue	5.22
College & University Revenue	5.03

General Fund	3.58
Appropriations	3.46

Highway Tolls Revenue	3.25
Electric Power Revenue	3.06

Revenue Types Each Less Than 3%	7.81
Other Assets Less Liabilities	1.57

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-96.98%
Alabama-0.65%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB . . . . . . . . . .	5.00%	09/01/2026	$ 20	$25,240
Tuscaloosa City Board of Education, Series 2016, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2041	35	42,176
				67,416
Arizona-2.36%
Arizona State University, Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2042	200	244,284
California-21.57%
Alameda Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . .	4.00%	10/01/2037	100	115,442
Anaheim City School District, Series 2016, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	08/01/2046	100	105,553
California (State of), Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2032	420	527,260
California (State of), Series 2017, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2036	100	124,231
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB . . . . . . .	5.00%	11/15/2046	100	121,625
California (State of) Public Works Board, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	11/01/2032	170	199,517
California Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB. . . . . . . . . . . . . .	5.00%	10/15/2047	200	231,796
California State University, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2041	100	123,516
Central Unified School District, Series 2018 B, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2048	200	228,748
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2041	50	61,019
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2046	100	121,268
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	07/01/2032	140	151,642
Montebello Unified School District, Series 2016 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2041	100	120,571
				2,232,188
Colorado-2.57%
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP . . . . . . . . . . . . . . . . . .	5.38%	06/01/2043	215	265,437
Connecticut-1.58%
Connecticut (State of), Series 2018 E, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/15/2026	130	163,203
District of Columbia-2.09%
District of Columbia, Series 2016 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2032	175	216,797
Florida-3.90%
Central Florida Expressway Authority, Series 2016 B, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2035	100	116,117
Miami-Dade (County of), FL, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2026	100	121,839
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2031	35	43,477
Miami-Dade (County of), FL, Series 2016 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2041	100	122,366
				403,799
Georgia-0.24%
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2030	20	24,964
Illinois-4.72%
Illinois (State of), Series 2017 D, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2026	400	488,896
Louisiana-1.81%
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2026	150	187,423
Maryland-2.14%
Maryland (State of) Department of Transportation, Series 2018, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2028	75	94,822
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2026	100	126,936
				221,758
Massachusetts-4.59%
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	09/01/2046	400	425,460
Massachusetts (State of) School Building Authority, Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2046	40	49,568
				475,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Michigan-0.97%
Michigan (State of) Finance Authority, Series 2016, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	11/15/2046	$ 70	$78,387
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	05/01/2045	20	22,380
				100,767
Nevada-1.08%
Clark County School District, Series 2017 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2026	40	49,785
Nevada (State of), Series 2016, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2026	20	24,986
Nevada (State of), Series 2016, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2028	30	37,276
				112,047
New Jersey-5.70%
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2026	200	245,730
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016 A, Ref. RB. . . . . . . . . . . . . .	5.00%	07/01/2043	280	343,952
				589,682
New York-14.90%
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(a). . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	11/15/2026	350	446,803
Metropolitan Transportation Authority, Series 2016 B, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2037	100	122,802
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2026	65	79,178
New York & New Jersey (States of) Port Authority, Series 2016 198, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	5.25%	11/15/2056	100	123,069
New York (City of), NY, Series 2016, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2037	415	520,211
New York (City of), NY, Series 2016, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2038	100	125,108
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2026	100	124,214
				1,541,385
North Carolina-0.85%
North Carolina (State of), Series 2016 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2026	50	62,821
North Carolina (State of), Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2026	20	24,998
				87,819
Ohio-2.64%
Columbus (City of), OH, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2030	25	31,151
Ohio (State of), Series 2016 S, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2031	70	86,824
Ohio (State of), Series 2018 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2031	85	104,615
Ohio (State of) Water Development Authority, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2026	40	50,145
				272,735
Pennsylvania-4.56%
Lycoming (County of), PA Authority, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	10/01/2037	100	105,038
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2029	300	366,927
				471,965
Rhode Island-0.46%
Rhode (State of) Island Turnpike & Bridge Authority, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2040	40	47,585
Tennessee-0.60%
Nashville & Davidson (County of), TN, Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2026	50	62,028
Texas-7.81%
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB . . . . . . . . . . . .	5.00%	07/01/2046	100	110,534
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB . . . . . . . . . . . .	5.00%	07/01/2051	200	219,864
University of Houston, Series 2017 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2036	395	477,800
				808,198
Utah-0.96%
Utah (County of), UT, Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	05/15/2047	95	99,144
Virginia-2.41%
Virginia (State of) Commonwealth Transportation Board, Series 2017, Ref. RB . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2026	200	248,918
Washington-2.42%
University of Washington, Series 2016 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	12/01/2046	200	250,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
Wisconsin-3.40%
Wisconsin (State of), Series 2018 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2026	$ 200
Wisconsin (State of), Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2026	60
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2026	20

TOTAL INVESTMENTS IN SECURITIES(b)-96.98%

(Cost $9,689,265) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

OTHER ASSETS LESS LIABILITIES-3.02% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Investment Abbreviations:

AGM -Assured Guaranty Municipal Corp.

COP -Certificates of Participation

GO -General Obligation

INS -Insurer

RB -Revenue Bonds

Ref. -Refunding

Value

$251,420

75,077

25,147

351,644

10,035,584

312,694

$10,348,278

Notes to Schedule of Investments:

(a)Principal and/or interest payments are secured by the bond insurance company listed.

(b)This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.83%

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Miscellaneous Revenue	16.13
Ad Valorem Property Tax	15.89

Health, Hospital, Nursing Home Revenue	11.65
College & University Revenue	11.60

Water Revenue	9.66
Lease Revenue	9.30

Transit Revenue	6.62
General Fund	6.29

Port, Airport & Marina Revenue	3.14
Revenue Types Each Less Than 3%	6.70

Other Assets Less Liabilities	3.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-96.04%
Arizona-2.50%
Arizona (State of), Series 2019 A, Ref. COP. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2027	$ 100	$ 129,192
California-23.35%
California (State of), Series 2019, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2027	200	256,840
Etiwanda School District, Series 2017 A, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2046	180	221,072
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB . . . . . . . . . . . . . . . .	5.00%	07/01/2042	200	253,982
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2038	200	257,214
San Diego (City of), CA Association of Governments (Mid Coast Corridor), Series 2019, RB . . . . . . . . . . . . .	1.80%	11/15/2027	100	102,056
San Jose Unified School District, Series 2018 E, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2042	100	117,773
				1,208,937
Connecticut-2.38%
University of Connecticut, Series 2017 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/15/2033	100	123,272
District of Columbia-2.45%
Washington (State of) Metropolitan Area Transit Authority, Series 2017 B, RB. . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2035	100	126,858
Florida-1.95%
Miami (City of), FL Health Facilities Authority (Miami Jewish Health), Series 2017, Ref. RB . . . . . . . . . . . . .	5.13%	07/01/2046	100	101,058
Georgia-1.34%
Atlanta (City of), GA, Series 2018, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2041	55	69,206
Illinois-9.57%
Illinois (State of), Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2027	100	122,933
Illinois (State of), Series 2017 C, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2029	100	123,295
Illinois (State of), Series 2017 D, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2027	200	249,066
				495,294
Louisiana-3.62%
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2042	50	62,048
Louisiana (State of), Series 2016 B, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2027	100	125,328
				187,376
Maryland-2.57%
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2017 A, RB . . . . . . . . . . . . . . . .	5.00%	05/15/2045	110	133,077
Massachusetts-1.25%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.50%	01/01/2027	50	64,848
New Jersey-2.41%
New Jersey (State of) Economic Development Authority, Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2027	100	124,942
New York-22.73%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2039	200	248,990
Metropolitan Transportation Authority, Series 2017 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2047	100	123,271
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB . . . . . . . . . . . .	5.25%	11/15/2057	100	125,728
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2036	100	126,465
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2032	140	176,431
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2027	100	128,049
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . .	5.00%	07/01/2046	100	119,766
Utility Debt Securitization Authority, Series 2017, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/15/2039	100	128,350
				1,177,050
Ohio-2.75%
Franklin (County of), OH (Trinity Health Credit), Series 2017, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	12/01/2046	125	142,452
Pennsylvania-5.88%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2045	100	120,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)

February 29, 2020

(Unaudited)

				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	09/15/2027	$100	$125,602
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia),
Series 2017, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		4.00%	07/01/2035	50	58,321
					304,541
Texas-5.92%
Texas (State of), Series 2017, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	10/01/2032	65	83,164
Texas (State of), Series 2017, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	10/01/2033	175	223,471
					306,635
Virginia-3.89%
University of Virginia, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	04/01/2039	160	201,189
Washington-1.48%
Washington (State of), Series 2017 R, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	08/01/2032	60	76,537
TOTAL INVESTMENTS IN SECURITIES(b)-96.04%
(Cost $4,795,717). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	4,972,464
OTHER ASSETS LESS LIABILITIES-3.96% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	204,963
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	$5,177,427
Investment Abbreviations:

AGM	-Assured Guaranty Municipal Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL -National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)Principal and/or interest payments are secured by the bond insurance company listed.

(b)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Miscellaneous Revenue	20.30
Sales Tax Revenue	13.45

Health, Hospital, Nursing Home Revenue	10.73
Ad Valorem Property Tax	8.97

General Fund	8.86
College & University Revenue	8.58

Income Tax Revenue	8.32
Lease Revenue	4.91

Revenue Types Each Less Than 3%	11.92
Other Assets Less Liabilities	3.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-98.09%
Arizona-4.30%
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB. . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2037	$ 175	$ 224,236
Arkansas-0.74%
Fort Smith (City of), AR, Series 2018, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2034	30	38,435
California-17.13%
California (State of), Series 2019, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2028	100	131,798
California (State of) Statewide Communities Development Authority (Adventist Health System),
Series 2018, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	03/01/2048	120	134,327
California State University, Series 2018 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2043	95	123,739
Los Angeles (City of), CA Department of Water, Series 2018 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2043	200	257,748
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 A, RB . . . . . . . . . . . . . . . .	5.00%	07/01/2031	55	73,440
San Francisco (City of), CA Public Utilities Commission, Series 2017 D, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2028	85	111,682
Santa Barbara Unified School District, Series 2019 B, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2044	50	59,603
				892,337
Colorado-1.00%
University of Colorado, Series 2017 A-2, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2031	40	52,213
Connecticut-2.48%
Connecticut (State of), Series 2019 B, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2028	100	129,234
District of Columbia-0.76%
District of Columbia, Series 2018 B, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2030	30	39,405
Florida-2.11%
Gainesville (City of), FL, Series 2017 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2028	85	110,193
Illinois-2.38%
Illinois (State of), Series 2017 D, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2028	100	123,916
Indiana-4.35%
Indiana (State of) Finance Authority, Series 2018 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2033	175	226,867
Louisiana-0.56%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority
(Bossier City), Series 2018, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	12/01/2043	25	28,974
Maryland-3.16%
Maryland (State of), Series 2018, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2031	125	164,443
Massachusetts-6.77%
Massachusetts (State of) Health & Educational Facilities Authority, Series 1998 I, RB . . . . . . . . . . . . . . . . . .	5.20%	01/01/2028	90	119,542
Massachusetts (State of) School Building Authority, Series 2018 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	02/15/2043	200	233,336
				352,878
Minnesota-0.25%
Minnesota (State of), Series 2018 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2034	10	13,096
Nevada-1.26%
Clark (County of), NV, Series 2018 B, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2033	50	65,416
New Jersey-7.44%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	06/15/2043	200	250,194
South Jersey Port Corp., Series 2017 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2049	115	137,340
				387,534
New York-18.13%
Metropolitan Transportation Authority, Series 2017 D, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2035	70	88,609
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB . . . . . . . . . . .	5.00%	07/15/2036	100	129,271
New York (City of), NY, Series 2018 F-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2033	90	116,207
New York (City of), NY, Series 2019 DD-1, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	06/15/2049	200	233,440
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2036	75	95,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2039	$ 120	$ 155,226
New York (State of) Dormitory Authority, Series 2018 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2045	100	126,060
				944,761
Ohio-0.37%
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2028	15	19,120
Oregon-2.53%
University of Oregon, Series 2018 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2048	105	131,821
Pennsylvania-4.83%
Pennsylvania (State of) Turnpike Commission, Series 2018 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2048	200	251,842
Texas-6.69%
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2028	20	25,812
Grand Parkway Transportation Corp., Series 2018 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2033	60	76,919
Houston (City of), TX, Series 2018 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2028	50	65,529
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2028	120	154,044
Texas (State of) Water Development Board, Series 2018 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/15/2028	20	26,276
				348,580
Utah-0.48%
Salt Lake City Corp., Series 2018 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2048	20	24,984
Virginia-1.49%
Virginia (State of) Commonwealth Transportation Board, Series 2017, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2028	60	77,744
Washington-4.54%
Energy Northwest, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2028	100	128,369
Washington (State of), Series 2017 R, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2028	45	57,894
Washington (State of), Series 2018 C, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2041	40	50,464
				236,727
West Virginia-4.34%
West Virginia (State of) Hospital Finance Authority (University Health System), Series 2018 A, RB. . . . . . .	4.00%	06/01/2051	200	225,926
TOTAL INVESTMENTS IN SECURITIES-98.09%
(Cost $4,901,566). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				5,110,682
OTHER ASSETS LESS LIABILITIES-1.91% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				99,449
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				$5,210,131

Investment Abbreviations:

GO -General Obligation

RB -Revenue Bonds

Ref. -Refunding

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Water Revenue	17.17
Sales Tax Revenue	13.14

Ad Valorem Property Tax	13.08
College & University Revenue	11.18

Electric Power Revenue	8.88
Health, Hospital, Nursing Home Revenue	6.91

Port, Airport & Marina Revenue	6.85
Appropriations	4.80

Miscellaneous Revenue	4.63
General Fund	4.61

Revenue Types Each Less Than 3%	6.84
Other Assets Less Liabilities	1.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-97.75%
Arizona-3.14%
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2029	$ 125	$ 163,374
California-19.99%
California (State of), Series 2019, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2032	25	33,391
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2019, RB . . . . . . . . . . . . . .	4.00%	11/15/2045	100	117,655
California State University, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2049	100	131,304
East Bay Municipal Utility District Water System Revenue, Series 2019 A, RB. . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2049	200	260,908
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2045	100	129,281
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2049	100	128,860
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2029	65	89,579
Mount San Antonio Community College District, Series 2019 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2049	125	150,271
				1,041,249
District of Columbia-2.56%
District of Columbia, Series 2019 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/15/2031	100	133,512
Florida-8.53%
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref.
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2039	100	119,021
Gainesville (City of), FL, Series 2019 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2047	100	128,673
Palm Beach County School District, Series 2018 C, Ref. COP. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2029	150	196,695
				444,389
Georgia-2.25%
Development Authority for Fulton County (Georgia Institute of Technology), Series 2019, RB . . . . . . . . . . .	4.00%	06/15/2049	100	117,177
Hawaii-1.51%
Hawaii (State of), Series 2019 FW, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2034	60	78,710
Illinois-6.66%
Chicago (City of), IL, Series 2019 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.50%	01/01/2035	100	128,274
Illinois (State of) Finance Authority, Series 2019, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2037	70	91,169
Illinois (State of) Toll Highway Authority, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2044	100	127,649
				347,092
Indiana-2.43%
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB . . . . . . . . . . . .	5.00%	02/01/2054	100	126,578
Kansas-2.41%
University of Kansas Hospital Authority, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2048	100	125,230
Maryland-2.28%
Baltimore (City of), MD, Series 2019 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2044	100	118,498
Massachusetts-3.90%
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2031	70	92,711
Massachusetts (State of) Development Finance Agency, Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . .	4.00%	06/01/2049	100	110,610
				203,321
Michigan-4.48%
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2048	80	101,589
Michigan (State of) Building Authority, Series 2019, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/15/2036	100	131,973
				233,562
New Jersey-3.65%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB . . . . . . . . . . . . . . . . . . .	5.00%	12/15/2029	150	190,272
New York-16.29%
Battery Park City Authority, Series 2019 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2038	100	133,880
Metropolitan Transportation Authority, Series 2019 C, RB, (INS - BAM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2044	100	129,065
New York (City of), NY, Series 2019 A-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2039	100	130,551

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
New York-(continued)
New York (City of), NY, Series 2019 FF-2, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2038	$ 50
New York (City of), NY Transitional Finance Authority, Series 2019 A2, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2037	100
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2038	100
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels), Series 2019 A, RB . . . . . . . . . . . . . . . . .	5.00%	11/15/2049	100
North Carolina-2.34%
North Carolina (State of), Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	05/01/2034	100
Pennsylvania-4.79%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center),
Series 2019, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	07/15/2036	100
Philadelphia (City of), PA, Series 2019 B, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2037	100
Rhode Island-2.60%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB . . . . . . . . . . .	5.00%	09/01/2029	100
Texas-7.94%
North Texas Tollway Authority, Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2038	125
North Texas Tollway Authority, Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	01/01/2039	75
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB . . . . . . . . .	5.00%	07/01/2032	25
Travis (County of), TX, Series 2019 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2032	100

TOTAL INVESTMENTS IN SECURITIES(b)-97.75%

(Cost $4,883,960). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

OTHER ASSETS LESS LIABILITIES-2.25% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Investment Abbreviations:

BAM -Build America Mutual Assurance Co.

COP -Certificates of Participation

GO -General Obligation

INS -Insurer

MTA -Moving Treasury Average

RB -Revenue Bonds

Ref. -Refunding

Value

$65,503

130,715

130,298

128,710

848,722

121,655

119,200

130,278

249,478

135,627

160,616

88,288

32,132

132,293

413,329

5,091,775

117,099

$5,208,874

Notes to Schedule of Investments:

(a)Principal and/or interest payments are secured by the bond insurance company listed.

(b)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Ad Valorem Property Tax	17.81
Water Revenue	9.74

Highway Tolls Revenue	9.70
Health, Hospital, Nursing Home Revenue	9.69

College & University Revenue	9.66
Electric Power Revenue	9.38

Appropriations	8.52
Income Tax Revenue	7.44

Miscellaneous Revenue	5.13
Lease Revenue	3.78

Revenue Types Each Less Than 3%	6.90
Other Assets Less Liabilities	2.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)

February 29, 2020

(Unaudited)

Schedule of Investments

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-93.84%
Brazil-8.07%
Banco Bradesco S.A.
5.90%, 01/16/2021(a) . . . . . . . . . . . . . . . . . . . . .	$100,000	$102,350
5.90%, 01/16/2021(a) . . . . . . . . . . . . . . . . . . . . .	100,000	102,350
Banco do Brasil S.A., 5.38%, 01/15/2021(a) . . . . .	100,000	102,196
Brazilian Government International Bond, 4.88%,
01/22/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	205,452
Itau Unibanco Holding S.A., 5.75%,
01/22/2021(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	102,082
Petrobras Global Finance B.V.
5.38%, 01/27/2021 . . . . . . . . . . . . . . . . . . . . . . .	100,000	102,732
8.38%, 05/23/2021 . . . . . . . . . . . . . . . . . . . . . . .	100,000	106,990
		824,152
Chile-3.00%
Chile Government International Bond, 3.25%,
09/14/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	300,000	306,003
China-6.99%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021 .	100,000	102,568
CNOOC Finance (2011) Ltd., 4.25%,
01/26/2021(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	204,429
Huarong Finance II Co. Ltd., 3.63%,
11/22/2021(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	205,010
Sinopec Group Overseas Development (2016)
Ltd., 2.00%, 09/29/2021(a) . . . . . . . . . . . . . . . . .	200,000	200,941
		712,948
Colombia-3.03%
Colombia Government International Bond, 4.38%,
07/12/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	300,000	309,525
Hungary-4.11%
Hungary Government International Bond, 6.38%,
03/29/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,000	419,410
India-5.40%
Bank of India, 6.25%, 02/16/2021(a) . . . . . . . . . . .	200,000	207,155
Indian Oil Corp. Ltd., 5.63%, 08/02/2021(a) . . . . .	200,000	208,860
Jubilant Pharma Ltd., 4.88%, 10/06/2021(a) . . . .	133,333	134,943
		550,958
Indonesia-6.12%
Indonesia Government International Bond
4.88%, 05/05/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	207,024
4.88%, 05/05/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	207,025
PT Perusahaan Listrik Negara, 5.50%,
11/22/2021(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	210,720
		624,769
Malaysia-3.97%
Export-Import Bank of Malaysia Bhd., 2.48%,
10/20/2021(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	202,295
RHB Bank Bhd., 2.50%, 10/06/2021(a) . . . . . . . . .	200,000	202,723
		405,018
	Principal
	Amount	Value
Mexico-6.03%
Comision Federal de Electricidad
4.88%, 05/26/2021(a) . . . . . . . . . . . . . . . . . . . . .	$100,000	$ 103,166
4.88%, 05/26/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	206,332
Petroleos Mexicanos, 5.50%, 01/21/2021 . . . . . .	300,000	305,700
		615,198
Philippines-2.00%
Philippine Government International Bond,
4.00%, 01/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	200,000	204,024
Poland-4.08%
Republic of Poland Government International
Bond, 5.13%, 04/21/2021. . . . . . . . . . . . . . . . . .	400,000	416,100
Russia-6.20%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	212,159
7.75%, 04/28/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	212,158
Sberbank of Russia Via SB Capital S.A., Series 7,
5.72%, 06/16/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	208,315
		632,632
South Africa-3.93%
Eskom Holdings SOC Ltd., 5.75%,
01/26/2021(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,000	401,125
Supranational-7.99%
Asian Development Bank
2.25%, 01/20/2021 . . . . . . . . . . . . . . . . . . . . . . .	200,000	201,901
1.63%, 03/16/2021 . . . . . . . . . . . . . . . . . . . . . . .	200,000	200,950
Black Sea Trade & Development Bank
4.88%, 05/06/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	206,436
4.88%, 05/06/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	206,436
		815,723
Taiwan-2.95%
Foxconn (Far East) Ltd., 2.25%, 09/23/2021(a) . .	300,000	301,411
Turkey-9.89%
Hazine Mustesarligi Varlik Kiralama A.S.
4.25%, 06/08/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	201,431
4.25%, 06/08/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	201,430
Turkey Government International Bond, 5.63%,
03/30/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	202,687
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/27/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	201,819
5.50%, 10/27/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	201,819
		1,009,186
United Arab Emirates-10.08%
Abu Dhabi Government International Bond
2.13%, 05/03/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	200,871
2.13%, 05/03/2021(a) . . . . . . . . . . . . . . . . . . . . .	200,000	200,871
Abu Dhabi National Energy Co. PJSC, 5.88%,
12/13/2021(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	213,615
Dolphin Energy Ltd. LLC, 5.50%, 12/15/2021(a) .	200,000	211,047
EIB Sukuk Co. Ltd., 3.54%, 05/31/2021(a) . . . . . .	200,000	202,859
		1,029,263
Total U.S. Dollar Denominated Bonds & Notes
(Cost $9,368,457) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		9,577,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value
Money Market Funds-5.12%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(b)
(Cost $522,982) . . . . . . . . . . . . . . . . . . . . . . . . . .	522,982	$522,982
TOTAL INVESTMENTS IN SECURITIES-98.96%
(Cost $9,891,439) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		10,100,427
OTHER ASSETS LESS LIABILITIES-1.04% . . . . . . . . . . . . . . . . . .		106,135
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$10,206,562

Notes to Schedule of Investments:

(a)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $6,493,403, which represented 63.62% of the Fund's Net Assets.

(b)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Sovereign Debt	32.16
Financials	32.15

Energy	13.15
Utilities	11.11

Consumer Discretionary	3.95
Health Care	1.32

Money Market Funds Plus Other Assets
Less Liabilities	6.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)

February 29, 2020

(Unaudited)

Schedule of Investments

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.20%
Brazil-5.96%
Banco do Brasil S.A., 5.88%, 01/26/2022(a) . . . . .	$200,000	$209,356
Cielo USA, Inc., 3.75%, 11/16/2022(a) . . . . . . . . .	92,571	92,716
Itau Unibanco Holding S.A., 5.50%,
08/06/2022(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	210,562
Petrobras Global Finance B.V., 6.13%,
01/17/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	106,631
		619,265
Chile-1.49%
Banco del Estado de Chile, 3.88%,
02/08/2022(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	154,425
China-6.00%
CNOOC Finance (2012) Ltd., 3.88%,
05/02/2022(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	209,122
Sinopec Group Overseas Development (2012)
Ltd., 3.90%, 05/17/2022(a) . . . . . . . . . . . . . . . . .	200,000	209,210
State Grid Overseas Investment (2016) Ltd.,
2.75%, 05/04/2022(a) . . . . . . . . . . . . . . . . . . . . .	200,000	205,154
		623,486
Colombia-3.00%
Bancolombia S.A., 5.13%, 09/11/2022 . . . . . . . . .	100,000	105,529
Grupo Aval Ltd., 4.75%, 09/26/2022(a)(b) . . . . . . .	200,000	206,714
		312,243
Hong Kong-3.61%
WTT Investment Ltd.
5.50%, 11/21/2022(a) . . . . . . . . . . . . . . . . . . . . .	200,000	207,611
5.50%, 11/21/2022(a) . . . . . . . . . . . . . . . . . . . . .	161,000	167,127
		374,738
India-4.51%
JSW Steel Ltd., 5.25%, 04/13/2022(a) . . . . . . . . . .	200,000	202,289
Reliance Holding USA, Inc., 5.40%,
02/14/2022(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	250,000	266,654
		468,943
Indonesia-7.98%
Indonesia Government International Bond,
3.75%, 04/25/2022(a) . . . . . . . . . . . . . . . . . . . . .	200,000	207,032
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/2022(a) . . . . . . . . . . . . . . . . . . . . .	200,000	204,932
3.30%, 11/21/2022(a) . . . . . . . . . . . . . . . . . . . . .	200,000	206,358
PT Pertamina (Persero), 4.88%, 05/03/2022(a) . .	200,000	211,200
		829,522
Ireland-1.02%
Park Aerospace Holdings Ltd., 5.25%,
08/15/2022(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	106,481
Malaysia-4.16%
Petronas Capital Ltd.
3.13%, 03/18/2022(a) . . . . . . . . . . . . . . . . . . . . .	200,000	205,555
7.88%, 05/22/2022(a) . . . . . . . . . . . . . . . . . . . . .	200,000	226,599
		432,154
Mauritius Island-1.98%
Neerg Energy Ltd., 6.00%, 02/13/2022(a) . . . . . .	200,000	205,813
	Principal
	Amount	Value
Mexico-9.77%
America Movil S.A.B. de C.V., 3.13%,
07/16/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$200,000	$ 207,726
Banco Santander (Mexico) S.A., Institucion de
Banca Multiple, Grupo Financiero Santander,
4.13%, 11/09/2022(a) . . . . . . . . . . . . . . . . . . . . .	150,000	156,187
Grupo Bimbo S.A.B. de C.V., 4.50%,
01/25/2022(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	104,863
Mexico Government International Bond
3.63%, 03/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	150,000	155,701
8.00%, 09/24/2022 . . . . . . . . . . . . . . . . . . . . . . .	200,000	235,752
Petroleos Mexicanos, 4.88%, 01/24/2022 . . . . . .	150,000	154,922
		1,015,151
Panama-1.94%
Banistmo S.A., 3.65%, 09/19/2022(a) . . . . . . . . . .	200,000	201,564
Peru-2.99%
Banco BBVA Peru S.A., 5.00%, 08/26/2022(a) . . .	100,000	106,532
Volcan Cia Minera SAA, 5.38%, 02/02/2022(a). . .	200,000	204,744
		311,276
Poland-3.08%
Republic of Poland Government International
Bond, 5.00%, 03/23/2022. . . . . . . . . . . . . . . . . .	300,000	320,550
Russia-10.13%
Rosneft Oil Co. Via Rosneft International Finance
DAC, 4.20%, 03/06/2022(a) . . . . . . . . . . . . . . . .	200,000	204,183
Russian Foreign Bond - Eurobond, 4.50%,
04/04/2022(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	210,375
Sberbank of Russia Via SB Capital S.A.
6.13%, 02/07/2022(a) . . . . . . . . . . . . . . . . . . . . .	200,000	213,104
5.13%, 10/29/2022(a) . . . . . . . . . . . . . . . . . . . . .	200,000	210,731
VTB Bank OJSC Via VTB Capital S.A., 6.95%,
10/17/2022(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	214,803
		1,053,196
South Africa-4.99%
MTN (Mauritius) Investment Ltd., 5.37%,
02/13/2022(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	208,000
Republic of South Africa Government
International Bond, 5.88%, 05/30/2022 . . . . . .	100,000	106,875
Transnet SOC Ltd., 4.00%, 07/26/2022(a) . . . . . .	200,000	203,403
		518,278
Supranational-4.91%
Asian Development Bank
2.00%, 02/16/2022 . . . . . . . . . . . . . . . . . . . . . . .	200,000	203,979
1.88%, 02/18/2022 . . . . . . . . . . . . . . . . . . . . . . .	100,000	101,796
1.75%, 09/13/2022 . . . . . . . . . . . . . . . . . . . . . . .	200,000	204,094
		509,869
Thailand-2.02%
Bangkok Bank PCL, 3.88%, 09/27/2022(a) . . . . . .	200,000	210,229
Turkey-9.71%
QNB Finansbank A.S., 4.88%, 05/19/2022(a) . . . .	200,000	200,224
Turkey Government International Bond
5.13%, 03/25/2022 . . . . . . . . . . . . . . . . . . . . . . .	200,000	201,553
6.25%, 09/26/2022 . . . . . . . . . . . . . . . . . . . . . . .	200,000	206,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Turkey-(continued)
Turkiye Garanti Bankasi A.S., 5.25%,
09/13/2022(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$200,000	$ 200,056
Turkiye Is Bankasi A.S., 5.50%, 04/21/2022(a) . . .	200,000	200,550
		1,008,923
United Arab Emirates-7.95%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(a) . . . . . . . . . . . . . . . . . . . . .	200,000	203,814
2.50%, 10/11/2022(a) . . . . . . . . . . . . . . . . . . . . .	200,000	203,814
DIB Sukuk Ltd., 3.66%, 02/14/2022(a). . . . . . . . . .	200,000	204,752
MDGH - GMTN B.V., 5.50%, 03/01/2022(a) . . . . . .	200,000	214,240
		826,620
United States-1.00%
Pilgrim's Pride Corp., 5.88%, 09/30/2027(a) . . . . .	100,000	103,815
Total U.S. Dollar Denominated Bonds & Notes
(Cost $9,817,017) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		10,206,541
	Shares
Money Market Funds-0.62%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(c)
(Cost $64,483) . . . . . . . . . . . . . . . . . . . . . . . . . . .	64,483	64,483
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-98.82%
(Cost $9,881,500) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		10,271,024

Investment Abbreviations:

DAC-Designated Activity Co.

Shares Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.52%

Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(c)(d) . . . . . . . . . . . . . . .	40,750	$40,750
Invesco Liquid Assets Portfolio, Institutional Class,
1.64%(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,245	13,251
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $54,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	54,001
TOTAL INVESTMENTS IN SECURITIES-99.34%
(Cost $9,935,500) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	10,325,025
OTHER ASSETS LESS LIABILITIES-0.66% . . . . . . . . . .	. . . . . . . .	68,581
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$10,393,606

Notes to Schedule of Investments:

(a)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $7,894,893, which represented 75.96% of the Fund's Net Assets.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	37.79
Sovereign Debt	23.70

Energy	15.30
Communication Services	7.61

Utilities	5.91
Materials	3.92

Sector Types Each Less Than 3%	3.97
Money Market Funds Plus Other Assets
Less Liabilities	1.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

February 29, 2020

(Unaudited)

Schedule of Investments

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.37%
Brazil-9.02%
Banco do Brasil S.A., 5.88%, 01/19/2023(a) . . . . .	$200,000	$213,833
Brazilian Government International Bond, 2.63%,
01/05/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	203,102
Embraer Overseas Ltd., 5.70%, 09/16/2023(a) . .	150,000	164,089
Itau Unibanco Holding S.A., 5.13%,
05/13/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	208,083
Petrobras Global Finance B.V., 4.38%,
05/20/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	157,800
		946,907
Canada-0.95%
NOVA Chemicals Corp., 5.25%, 08/01/2023(a). . .	100,000	100,249
Chile-5.97%
Banco de Credito e Inversiones S.A., 4.00%,
02/11/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	209,004
Inversiones CMPC S.A., 4.38%, 05/15/2023(a) . . .	200,000	210,932
S.A.C.I. Falabella, 3.75%, 04/30/2023(a) . . . . . . . .	200,000	207,101
		627,037
China-8.09%
CNOOC Finance (2013) Ltd., 3.00%,
05/09/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	207,232
CNPC General Capital Ltd., 3.40%,
04/16/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	210,236
Sinopec Group Overseas Development (2013)
Ltd., 4.38%, 10/17/2023(a). . . . . . . . . . . . . . . . .	200,000	217,887
State Grid Overseas Investment (2016) Ltd.,
3.75%, 05/02/2023(a) . . . . . . . . . . . . . . . . . . . . .	200,000	213,319
		848,674
Colombia-2.91%
Colombia Government International Bond, 2.63%,
03/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	300,000	305,123
Hungary-4.26%
Hungary Government International Bond
5.38%, 02/21/2023 . . . . . . . . . . . . . . . . . . . . . . .	200,000	219,719
5.75%, 11/22/2023 . . . . . . . . . . . . . . . . . . . . . . .	200,000	227,326
		447,045
India-4.13%
Export-Import Bank of India, 4.00%,
01/14/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	210,645
Indian Oil Corp. Ltd., 5.75%, 08/01/2023(a) . . . . .	200,000	222,495
		433,140
Indonesia-8.19%
Indo Energy Finance II B.V., 6.38%,
01/24/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	114,000	110,865
Indonesia Government International Bond
3.38%, 04/15/2023(a) . . . . . . . . . . . . . . . . . . . . .	200,000	207,478
5.38%, 10/17/2023(a) . . . . . . . . . . . . . . . . . . . . .	200,000	223,410
PT Pertamina (Persero), 4.30%, 05/20/2023(a) . .	300,000	317,989
		859,742
Ireland-1.00%
Park Aerospace Holdings Ltd., 4.50%,
03/15/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	104,644
	Principal
	Amount	Value
Mexico-9.55%
Fresnillo PLC, 5.50%, 11/13/2023(a) . . . . . . . . . . .	$200,000	$ 219,683
Mexico Government International Bond, 4.00%,
10/02/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	350,000	374,649
Petroleos Mexicanos
3.50%, 01/30/2023 . . . . . . . . . . . . . . . . . . . . . . .	200,000	200,217
4.63%, 09/21/2023 . . . . . . . . . . . . . . . . . . . . . . .	200,000	207,537
		1,002,086
Peru-3.97%
Banco de Credito del Peru, 4.25%,
04/01/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	210,583
Banco Internacional del Peru SAA Interbank,
3.38%, 01/18/2023(a) . . . . . . . . . . . . . . . . . . . . .	200,000	205,583
		416,166
Philippines-1.99%
Rizal Commercial Banking Corp., 4.13%,
03/16/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	209,061
Poland-1.99%
Republic of Poland Government International
Bond, 3.00%, 03/17/2023. . . . . . . . . . . . . . . . . .	200,000	208,350
Russia-8.22%
LUKOIL International Finance B.V., 4.56%,
04/24/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	211,027
Mobile Telesystems OJSC Via MTS International
Funding DAC, 5.00%, 05/30/2023(a) . . . . . . . . .	200,000	212,996
Russian Foreign Bond - Eurobond, 4.88%,
09/16/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,000	438,218
		862,241
South Africa-2.87%
Eskom Holdings SOC Ltd., 6.75%,
08/06/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	300,000	300,750
Supranational-1.00%
Asian Development Bank, 2.75%, 03/17/2023. . .	100,000	105,400
Thailand-1.96%
Siam Commercial Bank PCL (The), 2.75%,
05/16/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	205,448
Turkey-9.50%
Hazine Mustesarligi Varlik Kiralama A.S., 5.00%,
04/06/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	203,131
KOC Holding A.S., 5.25%, 03/15/2023(a) . . . . . . .	200,000	202,220
Petkim Petrokimya Holding A.S., 5.88%,
01/26/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	199,321
Turkey Government International Bond, 3.25%,
03/23/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	190,500
Turkiye Garanti Bankasi A.S., 5.88%,
03/16/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	201,300
		996,472
United Arab Emirates-9.92%
Abu Dhabi National Energy Co. PJSC, 3.63%,
01/12/2023(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	208,128
ADCB Finance Cayman Ltd.
4.50%, 03/06/2023(a) . . . . . . . . . . . . . . . . . . . . .	200,000	211,578
4.00%, 03/29/2023(a) . . . . . . . . . . . . . . . . . . . . .	200,000	210,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
United Arab Emirates-(continued)
DP World Crescent Ltd., 3.91%, 05/31/2023(a) . . $200,000		$ 207,050
MDGH - GMTN B.V., 2.75%, 05/11/2023(a) . . . . . .	200,000	204,540
		1,041,413
United Kingdom-1.85%
Jaguar Land Rover Automotive PLC, 5.63%,
02/01/2023(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	194,198
United States-1.03%
JBS USA LUX S.A./JBS USA Finance, Inc.,
6.75%, 02/15/2028(a) . . . . . . . . . . . . . . . . . . . . .	100,000	108,615
Total U.S. Dollar Denominated Bonds & Notes
(Cost $9,832,877) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		10,322,761
	Shares
Money Market Funds-0.50%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(c)
(Cost $52,659) . . . . . . . . . . . . . . . . . . . . . . . . . . .	52,659	52,659
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-98.87%
(Cost $9,885,536) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		10,375,420

Investment Abbreviations:

DAC-Designated Activity Co.

Shares Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.73%

Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(c)(d) . . . . . . . . . . . . . . .	136,349	$136,349
Invesco Liquid Assets Portfolio, Institutional Class,
1.64%(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45,433	45,456
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $181,800) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	181,805
TOTAL INVESTMENTS IN SECURITIES-100.60%
(Cost $10,067,336) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	10,557,225
OTHER ASSETS LESS LIABILITIES-(0.60)%. . . . . . . . .	. . . . . . . .	(63,256)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$10,493,969

Notes to Schedule of Investments:

(a)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $7,715,806, which represented 73.53% of the Fund's Net Assets.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Sovereign Debt	26.71
Financials	25.83

Energy	19.66
Materials	6.95

Utilities	6.88
Industrials	5.46

Consumer Discretionary	3.82
Sector Types Each Less Than 3%	3.06

Money Market Funds Plus Other Assets
Less Liabilities	1.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

February 29, 2020

(Unaudited)

Schedule of Investments

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.99%
Brazil-8.74%
Banco Nacional de Desenvolvimento Economico e
Social, 4.75%, 05/09/2024(a) . . . . . . . . . . . . . . .	$200,000	$214,185
Braskem Finance Ltd., 6.45%, 02/03/2024 . . . . .	200,000	219,119
Brazilian Government International Bond, 8.88%,
04/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	126,417
Cemig Geracao e Transmissao S.A., 9.25%,
12/05/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	232,219
GTL Trade Finance, Inc./Gerdau Holdings, Inc.,
5.89%, 04/29/2024(a) . . . . . . . . . . . . . . . . . . . . .	200,000	219,333
Petrobras Global Finance B.V., 6.25%,
03/17/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	225,287
Rio Oil Finance Trust, Series 2014-1, 9.25%,
07/06/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	139,360	156,175
		1,392,735
Canada-0.61%
NOVA Chemicals Corp., 4.88%, 06/01/2024(a). . .	100,000	96,791
Cayman Islands-0.62%
Global Aircraft Leasing Co. Ltd., 7.25% PIK Rate,
6.50% Cash Rate, 09/15/2024(a)(b) . . . . . . . . . .	100,000	98,750
Chile-2.69%
Colbun S.A., 4.50%, 07/10/2024(a) . . . . . . . . . . . .	200,000	216,349
Empresa Nacional del Petroleo, 4.38%,
10/30/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	213,065
		429,414
China-10.16%
Alibaba Group Holding Ltd., 3.60%, 11/28/2024 .	200,000	215,091
CNOOC Nexen Finance 2014 ULC, 4.25%,
04/30/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	219,138
Export-Import Bank of China (The), 3.63%,
07/31/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	217,951
Sinopec Group Overseas Development (2014)
Ltd., 4.38%, 04/10/2024(a) . . . . . . . . . . . . . . . . .	300,000	330,069
Sinopec Group Overseas Development (2018)
Ltd., 2.50%, 11/12/2024(a). . . . . . . . . . . . . . . . .	200,000	205,426
State Grid Overseas Investment (2014) Ltd.,
4.13%, 05/07/2024(a) . . . . . . . . . . . . . . . . . . . . .	200,000	219,776
Tencent Holdings Ltd., 3.28%, 04/11/2024(a) . . .	200,000	211,864
		1,619,315
Colombia-4.16%
Colombia Government International Bond
4.00%, 02/26/2024 . . . . . . . . . . . . . . . . . . . . . . .	200,000	212,866
8.13%, 05/21/2024 . . . . . . . . . . . . . . . . . . . . . . .	200,000	247,869
GeoPark Ltd., 6.50%, 09/21/2024(a) . . . . . . . . . . .	200,000	202,783
		663,518
Hong Kong-1.45%
King Power Capital Ltd., 5.63%, 11/03/2024(a) . .	200,000	230,621
Hungary-2.14%
Hungary Government International Bond, 5.38%,
03/25/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	300,000	340,770
India-8.89%
ABJA Investment Co. Pte Ltd., 5.95%,
07/31/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	208,759
	Principal
	Amount	Value
India-(continued)
Bharti Airtel International Netherlands B.V.,
5.35%, 05/20/2024(a) . . . . . . . . . . . . . . . . . . . . .	$200,000	$ 220,923
Oil India Ltd., 5.38%, 04/17/2024(a) . . . . . . . . . . .	200,000	222,307
ONGC Videsh Ltd., 4.63%, 07/15/2024(a) . . . . . . .	200,000	218,893
ReNew Power Synthetic, 6.67%, 03/12/2024(a). .	200,000	208,763
Vedanta Resources Ltd.
6.13%, 08/09/2024(a) . . . . . . . . . . . . . . . . . . . . .	200,000	168,157
6.13%, 08/09/2024(a) . . . . . . . . . . . . . . . . . . . . .	200,000	168,157
		1,415,959
Indonesia-9.41%
Indika Energy Capital III Pte. Ltd., 5.88%,
11/09/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	184,239
Indonesia Government International Bond
5.88%, 01/15/2024(a) . . . . . . . . . . . . . . . . . . . . .	200,000	227,369
5.88%, 01/15/2024(a) . . . . . . . . . . . . . . . . . . . . .	200,000	227,369
4.45%, 02/11/2024 . . . . . . . . . . . . . . . . . . . . . . .	200,000	217,275
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/2024(a) . . . . . . . . . . . . . . . . . . . . .	200,000	219,964
5.13%, 05/16/2024 . . . . . . . . . . . . . . . . . . . . . . .	200,000	219,964
PT Saka Energi Indonesia, 4.45%, 05/05/2024(a).	200,000	202,975
		1,499,155
Ireland-1.38%
Park Aerospace Holdings Ltd., 5.50%,
02/15/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	220,123
Mexico-10.51%
Axtel S.A.B de C.V., 6.38%, 11/14/2024(a). . . . . .	200,000	206,217
Banco Inbursa S.A., Institucion De Banca Multiple
Grupo, Financiero Inbursa
4.13%, 06/06/2024(a) . . . . . . . . . . . . . . . . . . . . .	150,000	157,187
4.13%, 06/06/2024(a) . . . . . . . . . . . . . . . . . . . . .	150,000	157,187
Cemex S.A.B. de C.V.
5.45%, 11/19/2029(a) . . . . . . . . . . . . . . . . . . . . .	200,000	204,230
5.45%, 11/19/2029(a) . . . . . . . . . . . . . . . . . . . . .	200,000	204,230
Comision Federal de Electricidad, 4.88%,
01/15/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	216,585
Grupo Bimbo S.A.B. de C.V., 3.88%,
06/27/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	215,959
Petroleos Mexicanos, 4.88%, 01/18/2024 . . . . . .	300,000	313,174
		1,674,769
Peru-1.38%
Minsur S.A., 6.25%, 02/07/2024(a) . . . . . . . . . . . .	200,000	219,835
Philippines-4.91%
Philippine Government International Bond,
4.20%, 01/21/2024 . . . . . . . . . . . . . . . . . . . . . . .	300,000	326,102
Philippine National Bank, 3.28%, 09/27/2024(a) . .	200,000	208,716
Power Sector Assets and Liabilities Management
Corp., 7.39%, 12/02/2024(a) . . . . . . . . . . . . . . .	200,000	246,909
		781,727
Poland-2.74%
Republic of Poland Government International
Bond, 4.00%, 01/22/2024. . . . . . . . . . . . . . . . . .	400,000	436,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
South Africa-2.63%
MTN (Mauritius) Investment Ltd., 4.76%,
11/11/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$200,000	$ 209,845
Republic of South Africa Government
International Bond, 4.67%, 01/17/2024 . . . . . .	200,000	209,744
		419,589
Supranational-4.97%
Asian Development Bank
2.63%, 01/30/2024 . . . . . . . . . . . . . . . . . . . . . . .	550,000	585,044
1.50%, 10/18/2024 . . . . . . . . . . . . . . . . . . . . . . .	100,000	102,164
Asian Infrastructure Investment Bank (The),
2.25%, 05/16/2024 . . . . . . . . . . . . . . . . . . . . . . .	100,000	104,817
		792,025
Turkey-10.04%
Coca-Cola Icecek A.S., 4.22%, 09/19/2024(a). . . .	200,000	200,266
Hazine Mustesarligi Varlik Kiralama A.S., 4.49%,
11/25/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	198,284
Turk Telekomunikasyon A.S., 4.88%,
06/19/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	196,518
Turkey Government International Bond
5.75%, 03/22/2024 . . . . . . . . . . . . . . . . . . . . . . .	400,000	403,296
6.35%, 08/10/2024 . . . . . . . . . . . . . . . . . . . . . . .	200,000	205,573
5.60%, 11/14/2024 . . . . . . . . . . . . . . . . . . . . . . .	200,000	199,750
Turkiye Is Bankasi A.S., 6.13%, 04/25/2024(a) . . .	200,000	196,932
		1,600,619
United Arab Emirates-9.18%
Abu Dhabi Government International Bond
2.13%, 09/30/2024(a) . . . . . . . . . . . . . . . . . . . . .	200,000	202,828
2.13%, 09/30/2024(a) . . . . . . . . . . . . . . . . . . . . .	200,000	202,828

Investment Abbreviations:

PIK-Pay-in-Kind

	Principal
	Amount	Value
United Arab Emirates-(continued)
Abu Dhabi National Energy Co. PJSC, 3.88%,
05/06/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$200,000	$213,121
EMG Sukuk Ltd., 4.56%, 06/18/2024(a) . . . . . . . . .	200,000	210,670
MAF Global Securities Ltd., 4.75%,
05/07/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	213,696
MDGH - GMTN B.V., 3.00%, 04/19/2024(a) . . . . . .	200,000	207,500
Sharjah Sukuk Ltd., 3.76%, 09/17/2024(a) . . . . . .	200,000	212,100
		1,462,743
Vietnam-1.38%
Vietnam Government International Bond, 4.80%,
11/19/2024(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	220,021
Total U.S. Dollar Denominated Bonds & Notes
(Cost $15,063,052) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		15,614,551
	Shares
Money Market Funds-0.92%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(c)
(Cost $145,692) . . . . . . . . . . . . . . . . . . . . . . . . . .	145,692	145,692
TOTAL INVESTMENTS IN SECURITIES-98.91%
(Cost $15,208,744) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		15,760,243
OTHER ASSETS LESS LIABILITIES-1.09% . . . . . . . . . . . . . . . . . .		174,323
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$15,934,566

Notes to Schedule of Investments:

(a)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $10,485,019, which represented 65.80% of the Fund's Net Assets.

(b)All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Sovereign Debt	28.38
Financials	18.72

Energy	14.75
Utilities	10.97

Materials	10.72
Communication Services	6.56

Sector Types Each Less Than 3%	7.89
Money Market Funds Plus Other Assets
Less Liabilities	2.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Invesco	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares	BulletShares
	2020 Corporate	2021 Corporate	2022 Corporate	2023 Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSCK)	(BSCL)	(BSCM)	(BSCN)
Assets:
Unaffiliated investments in securities, at value(a) . . . . . . . . . . . . . . . . . . . . . .	$1,590,995,623	$1,871,637,938	$1,769,713,060	$1,141,052,737
Affiliated investments in securities, at value . . . . . . . . . . . . . . . . . . . . . . . . . .	72,225,648	9,194,196	22,054,192	1,842,509
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,897,066	8,175,999	1,715,010	23,055
Deposits with brokers:
Cash segregated as collateral . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	1,776,712	261,671
Receivable for:
Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,164,639	16,038,211	13,932,486	9,078,466
Securities lending . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	9,515	1,987	181
Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	205,303	1,048,364	153,787
Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,690,282,976	1,905,261,162	1,810,241,811	1,152,412,406
Liabilities:
Due to custodian. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Payable for:
Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,580,696	205,303	1,048,364	153,787
Collateral upon return of securities loaned . . . . . . . . . . . . . . . . . . . . . . . . .	-	8,223,658	9,650,739	463,102
Collateral upon receipt of securities in-kind. . . . . . . . . . . . . . . . . . . . . . . . .	-	-	1,776,712	261,671
Fund shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,568,128	-	-	-
Accrued unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	121,761	146,805	137,723	88,886
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,379	17,414	14,923	10,020
Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,289,964	8,593,180	12,628,461	977,466
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,674,993,012	$1,896,667,982	$1,797,613,350	$1,151,434,940

Net assets consist of:
Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,668,760,942	$1,870,777,865	$1,753,030,628	$1,109,214,351
Distributable earnings (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,232,070	25,890,117	44,582,722	42,220,589
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,674,993,012	$1,896,667,982	$1,797,613,350	$1,151,434,940

Shares outstanding (unlimited amount authorized, $0.01 par value) . . . . .	78,750,000	89,100,000	83,100,000	53,400,000
Net asset value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$21.27	$21.29	$21.63	$21.56

Market price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$21.27	$21.29	$21.64	$21.55

Unaffiliated investments in securities, at cost. . . . . . . . . . . . . . . . . . . . . . . . .	$1,585,658,476	$1,847,594,274	$1,726,916,874	$1,099,468,694

Affiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . .	$72,225,648	$9,193,997	$22,053,946	$1,842,498

(a)Includes securities on loan with an aggregate value of: . . . . . . . . . . . . . . .	$-	$7,841,259	$9,344,113	$440,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

						Invesco
Invesco	Invesco	Invesco	Invesco	Invesco	Invesco	BulletShares
BulletShares	BulletShares	BulletShares	BulletShares	BulletShares	BulletShares	2020 High Yield
2024 Corporate	2025 Corporate	2026 Corporate	2027 Corporate	2028 Corporate	2029 Corporate	Corporate
Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF
(BSCO)	(BSCP)	(BSCQ)	(BSCR)	(BSCS)	(BSCT)	(BSJK)
$920,716,046	$480,162,008	$211,462,801	$152,803,967	$110,036,882	$18,310,527	$1,036,428,849
4,547,221	2,607,766	510,288	1,121,251	3,218,506	489,498	9,561,288
32,898	7,613	1,051,665	272	-	-	-
269,960	215,778	-	201,464	185,766	-	-
8,704,336	4,229,495	1,852,698	1,307,100	1,184,049	182,388	14,255,745
475	84	15	1,517	437	-	-
-	-	-	-	-	-	265,615
122,989	6,693,475	-	173,418	26,134	-	-

934,393,925	493,916,219	214,877,467	155,608,989	114,651,774	18,982,413	1,060,511,497

-	-	-	-	-	-	252,410
122,989	6,169,054	-	173,418	26,134	-	517,042
2,125,994	1,554,394	192,500	782,481	2,553,682	261,433	-
269,960	215,777	-	201,464	185,766	-	-
-	-	-	-	-	-	5,017,849
70,969	36,446	16,476	10,899	8,354	1,228	359,561
7,863	5,637	4,051	3,559	3,232	-	13,126

2,597,775	7,981,308	213,027	1,171,821	2,777,168	262,661	6,159,988

$931,796,150	$485,934,911	$214,664,440	$154,437,168	$111,874,606	$18,719,752	$1,054,351,509

$894,298,507	$460,198,099	$202,427,744	$146,590,095	$106,748,834	$18,226,614	$1,084,539,323
37,497,643	25,736,812	12,236,696	7,847,073	5,125,772	493,138	(30,187,814)

$931,796,150	$485,934,911	$214,664,440	$154,437,168	$111,874,606	$18,719,752	$1,054,351,509

42,750,000	22,200,000	10,200,000	7,200,000	4,950,001	900,001	44,400,000
$21.80	$21.89	$21.05	$21.45	$22.60	$20.80	$23.75

$21.80	$21.88	$21.05	$21.44	$22.58	$20.81	$23.73

$882,367,460	$454,787,173	$199,342,136	$144,996,487	$104,912,155	$17,802,278	$1,037,379,070

$4,547,171	$2,607,729	$510,283	$1,121,231	$3,218,453	$489,491	$9,561,288

$2,042,247	$1,530,595	$186,185	$742,951	$2,460,228	$255,062	$-

Statements of Assets and Liabilities—(continued)

February 29, 2020 (Unaudited)

	Invesco	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares	BulletShares
	2021 High Yield	2022 High Yield	2023 High Yield	2024 High Yield
	Corporate	Corporate	Corporate	Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSJL)	(BSJM)	(BSJN)	(BSJO)
Assets:
Unaffiliated investments in securities, at value(a) . . . . . . . . . . . . . . . . . . . . . . .	$1,087,203,653	$746,200,358	$367,538,154	$166,120,589
Affiliated investments in securities, at value . . . . . . . . . . . . . . . . . . . . . . . . . . .	68,711,591	29,214,533	42,481,185	10,756,784
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,104,651	5,405	50,373	820
Deposits with brokers:
Cash segregated as collateral . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	656,268	1,702,161	324,962	151,949
Receivable for:
Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,809,683	12,160,402	6,210,922	2,728,135
Securities lending . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	69,721	19,401	17,278	5,348
Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,548,659	-	693,291	-
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	388,271	1,121,145	163,278	2,584,934
Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,187,492,497	790,423,405	417,479,443	182,348,559
Liabilities:
Payable for:
Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,420,376	5,372,770	675,078	4,229,122
Collateral upon return of securities loaned . . . . . . . . . . . . . . . . . . . . . . . . . .	43,537,827	16,691,600	25,517,715	7,009,420
Collateral upon receipt of securities in-kind . . . . . . . . . . . . . . . . . . . . . . . . .	656,268	1,702,161	324,962	151,949
Accrued unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	376,556	252,083	125,231	54,319
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,189	7,271	5,014	3,775
Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46,001,216	24,025,885	26,648,000	11,448,585

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,141,491,281	$766,397,520	$390,831,443	$170,899,974

Net assets consist of:
Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,169,526,050	$785,425,514	$398,864,482	$173,622,325
Distributable earnings (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(28,034,769)	(19,027,994)	(8,033,039)	(2,722,351)

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,141,491,281	$766,397,520	$390,831,443	$170,899,974

Shares outstanding (unlimited amount authorized, $0.01 par value) . . . . . .	47,400,000	32,100,000	15,300,000	6,900,000
Net asset value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$24.08	$23.88	$25.54	$24.77

Market price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$24.09	$23.93	$25.62	$24.84

Unaffiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . .	$1,103,644,802	$754,384,808	$371,512,846	$168,018,984

Affiliated investments in securities, at cost. . . . . . . . . . . . . . . . . . . . . . . . . . . .	$68,710,765	$29,214,116	$42,480,509	$10,756,651

(a)Includes securities on loan with an aggregate value of: . . . . . . . . . . . . . . . .	$41,806,329	$16,025,615	$23,825,240	$6,713,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco	Invesco	Invesco
BulletShares	BulletShares	BulletShares	Invesco	Invesco	Invesco	Invesco
2025 High Yield	2026 High Yield	2027 High Yield	BulletShares	BulletShares	BulletShares	BulletShares
Corporate	Corporate	Corporate	2021 Municipal	2022 Municipal	2023 Municipal	2024 Municipal
Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF
(BSJP)	(BSJQ)	(BSJR)	(BSML)	(BSMM)	(BSMN)	(BSMO)
$117,257,049	$56,245,023	$14,635,118	$9,866,609	$9,957,224	$9,806,930	$10,023,732
10,303,866	2,959,878	632,582	-	-	-	-
1,330	1,750	-	75,618	37,555	226,961	89,944
106,835	31,823	-	-	-	-	-
2,041,447	909,145	194,402	123,986	118,882	111,711	98,123
3,610	1,260	-	-	-	-	-
-	-	-	-	-	-	-
76,990	2,575,277	2,500,568	-	-	-	-

129,791,127	62,724,156	17,962,670	10,066,213	10,113,661	10,145,602	10,211,799

1,845,043	2,246,768	2,547,019	-	-	-	-
7,891,321	2,320,320	528,983	-	-	-	-
106,835	31,823	-	-	-	-	-
39,563	18,892	4,211	1,434	1,438	1,442	1,448
3,636	3,170	-	-	-	-	-

9,886,398	4,620,973	3,080,213	1,434	1,438	1,442	1,448

$119,904,729	$58,103,183	$14,882,457	$10,064,779	$10,112,223	$10,144,160	$10,210,351

$121,377,976	$58,741,898	$15,018,973	$10,000,025	$10,000,025	$10,000,025	$10,000,025
(1,473,247)	(638,715)	(136,516)	64,754	112,198	144,135	210,326

$119,904,729	$58,103,183	$14,882,457	$10,064,779	$10,112,223	$10,144,160	$10,210,351

5,000,000	2,300,001	600,001	400,001	400,001	400,001	400,001
$23.98	$25.26	$24.80	$25.16	$25.28	$25.36	$25.53

$24.07	$25.33	$24.92	$25.14	$25.27	$25.33	$25.49

$118,674,870	$57,899,282	$14,798,824	$9,803,940	$9,847,116	$9,664,623	$9,814,965

$10,303,719	$2,959,823	$632,568	$-	$-	$-	$-

$7,465,999	$2,191,060	$495,051	$-	$-	$-	$-

Statements of Assets and Liabilities—(continued)

February 29, 2020 (Unaudited)

	Invesco	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares	BulletShares
	2025 Municipal	2026 Municipal	2027 Municipal	2028 Municipal
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSMP)	(BSMQ)	(BSMR)	(BSMS)
Assets:
Unaffiliated investments in securities, at value(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,103,697	$10,035,584	$4,972,464	$5,110,682
Affiliated investments in securities, at value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64,015	210,062	158,219	56,040
Receivable for:
Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	98,165	104,090	47,472	44,140
Securities lending. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,265,877	10,349,736	5,178,155	5,210,862
Liabilities:
Payable for:
Collateral upon return of securities loaned . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Accrued unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,454	1,458	728	731
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,454	1,458	728	731
. . . . . . . . .Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,264,423	$10,348,278	$5,177,427	$5,210,131
Net assets consist of:

Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000,025	$10,000,025	$5,000,025	$5,000,025
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	264,398	348,253	177,402	210,106
. . . . . . . . .Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,264,423	$10,348,278	$5,177,427	$5,210,131

Shares outstanding (unlimited amount authorized, $0.01 par value) . . . . . . . . .	400,001	400,001	200,001	200,001
Net asset value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.66	$25.87	$25.89	$26.05

Market price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.62	$25.82	$25.83	$25.98

Unaffiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$9,840,964	$9,689,265	$4,795,717	$4,901,566

Affiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$-	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:. . . . . . . . . .
	$-	$-	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

	Invesco	Invesco	Invesco	Invesco
Invesco	BulletShares	BulletShares	BulletShares	BulletShares
BulletShares	2021 USD	2022 USD	2023 USD	2024 USD
2029 Municipal	Emerging Markets	Emerging Markets	Emerging Markets	Emerging Markets
Bond ETF	Debt ETF	Debt ETF	Debt ETF	Debt ETF
(BSMT)	(BSAE)	(BSBE)	(BSCE)	(BSDE)
$5,091,775	$9,577,445	$10,206,541	$10,322,761	$15,614,551
-	522,982	118,484	234,464	145,692
66,124	-	-	-	-
51,704	111,488	127,826	123,720	180,988
-	-	172	268	17
5,209,603	10,211,915	10,453,023	10,681,213	15,941,248
-	-	54,000	181,800	-
729	2,325	2,388	2,414	3,652
-	3,028	3,029	3,030	3,030
729	5,353	59,417	187,244	6,682
$5,208,874	$10,206,562	$10,393,606	$10,493,969	$15,934,566

$5,000,025	$9,983,670	$10,000,025	$10,000,025	$15,353,620
208,849	222,892	393,581	493,944	580,946
$5,208,874	$10,206,562	$10,393,606	$10,493,969	$15,934,566

200,001	400,001	400,001	400,001	600,001
$26.04	$25.52	$25.98	$26.23	$26.56

$25.96	$25.56	$25.97	$26.23	$26.40

$4,883,960	$9,368,457	$9,817,017	$9,832,877	$15,063,052

$-	$522,982	$118,483	$234,459	$145,692

$-	$-	$51,679	$174,778	$-

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

	Invesco	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares	BulletShares
	2020 Corporate	2021 Corporate	2022 Corporate	2023 Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSCK)	(BSCL)	(BSCM)	(BSCN)
Investment income:
Unaffiliated interest income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$22,252,341	$23,239,811	$21,248,946	$13,892,233
Affiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	337,449	84,898	59,387	30,044
Securities lending income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,426	21,794	7,104	6,435
Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,595,216	23,346,503	21,315,437	13,928,712
Expenses:
Unitary management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	892,726	862,755	764,104	475,877
Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(41,227)	(10,026)	(6,517)	(3,428)
Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	851,499	852,729	757,587	472,449
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,743,717	22,493,774	20,557,850	13,456,263
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,472,948	1,820,633	1,490,781	268,857
In-kind redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(851)	579,901	711,831	360,890
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,472,097	2,400,534	2,202,612	629,747
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,469,244)	3,772,242	12,125,305	14,102,531
Affiliated investment securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	199	246	11
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . .	(2,469,244)	3,772,441	12,125,551	14,102,542

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(997,147)	6,172,975	14,328,163	14,732,289

Net increase in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .	$20,746,570	$28,666,749	$34,886,013	$28,188,552

(a)For the period September 10, 2019 (commencement of investment operations) through February 29, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

						Invesco
Invesco	Invesco	Invesco	Invesco	Invesco	Invesco	BulletShares
BulletShares	BulletShares	BulletShares	BulletShares	BulletShares	BulletShares	2020 High Yield
2024 Corporate	2025 Corporate	2026 Corporate	2027 Corporate	2028 Corporate	2029 Corporate	Corporate
Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF
(BSCO)	(BSCP)	(BSCQ)	(BSCR)	(BSCS)	(BSCT)(a)	(BSJK)
$10,677,570	$5,818,704	$2,470,906	$1,510,227	$1,023,531	$105,309	$21,659,802
39,010	14,797	8,289	4,655	5,211	911	717,917
3,503	2,542	641	6,990	2,088	-	118,738

10,720,083	5,836,043	2,479,836	1,521,872	1,030,830	106,220	22,496,457

358,696	186,152	79,457	46,727	32,055	3,769	2,423,824

(4,489)	(1,713)	(984)	(544)	(717)	(106)	(81,031)

354,207	184,439	78,473	46,183	31,338	3,663	2,342,793

10,365,876	5,651,604	2,401,363	1,475,689	999,492	102,557	20,153,664

266,191	304,153	159,489	136,259	38,112	-	(5,375,177)
-	278,717	-	-	-	-	228,174

266,191	582,870	159,489	136,259	38,112	-	(5,147,003)
14,931,144	9,574,018	4,928,431	3,054,782	2,574,952	508,249	(2,659,115)
50	37	5	18	53	7	(401)

14,931,194	9,574,055	4,928,436	3,054,800	2,575,005	508,256	(2,659,516)

15,197,385	10,156,925	5,087,925	3,191,059	2,613,117	508,256	(7,806,519)

$25,563,261	$15,808,529	$7,489,288	$4,666,748	$3,612,609	$610,813	$12,347,145

Statements of Operations—(continued)

For the six months ended February 29, 2020 (Unaudited)

	Invesco	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares	BulletShares
	2021 High Yield	2022 High Yield	2023 High Yield	2024 High Yield
	Corporate	Corporate	Corporate	Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSJL)	(BSJM)	(BSJN)	(BSJO)
Investment income:
Unaffiliated interest income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$23,358,285	$16,142,033	$ 8,278,609	$3,239,132
Affiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	305,453	148,267	76,478	24,131
Securities lending income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	475,980	121,377	123,783	32,123

Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,139,718	16,411,677	8,478,870	3,295,386
Expenses:
Unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,042,030	1,323,712	630,357	263,748

Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(34,287)	(16,688)	(8,913)	(2,873)
Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,007,743	1,307,024	621,444	260,875

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,131,975	15,104,653	7,857,426	3,034,511
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,440,307)	(5,430,821)	(2,231,435)	(474,079)
In-kind redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	271,035	-	-	229,635

Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,169,272)	(5,430,821)	(2,231,435)	(244,444)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(22,217,257)	(9,961,537)	(3,939,894)	(2,744,738)
Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	670	417	638	133
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . .	(22,216,587)	(9,961,120)	(3,939,256)	(2,744,605)

Net realized and unrealized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(23,385,859)	(15,391,941)	(6,170,691)	(2,989,049)

Net increase (decrease) in net assets resulting from operations . . . . . . . . . .	$(1,253,884)	$(287,288)	$ 1,686,735	$45,462

(a)For the period September 10, 2019 (commencement of investment operations) through February 29, 2020.

(b)For the period September 23, 2019 (commencement of investment operations) through February 29, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco	Invesco	Invesco
BulletShares	BulletShares	BulletShares	Invesco	Invesco	Invesco	Invesco
2025 High Yield	2026 High Yield	2027 High Yield	BulletShares	BulletShares	BulletShares	BulletShares
Corporate	Corporate	Corporate	2021 Municipal	2022 Municipal	2023 Municipal	2024 Municipal
Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF
(BSJP)	(BSJQ)	(BSJR)(a)	(BSML)(b)	(BSMM)(b)	(BSMN)(b)	(BSMO)(b)
$2,650,503	$1,095,757	$216,392	$ 55,806	$ 60,706	$ 57,585	$ 63,996
10,219	6,387	1,011	48	225	20	223
23,823	6,967	-	-	-	-	-

2,684,545	1,109,111	217,403	55,854	60,931	57,605	64,219

191,410	83,275	18,568	7,793	7,795	7,806	7,809
(1,194)	(691)	(125)	(8)	(36)	(3)	(43)

190,216	82,584	18,443	7,785	7,759	7,803	7,766

2,494,329	1,026,527	198,960	48,069	53,172	49,802	56,453
(33,302)	94,408	26,862	-	694	1,102	70
448,711	932,261	-	-	-	-	-
415,409	1,026,669	26,862	-	694	1,102	70
(3,026,454)	(2,070,587)	(163,706)	62,669	110,108	142,307	208,767
147	55	14	-	-	-	-
(3,026,307)	(2,070,532)	(163,692)	62,669	110,108	142,307	208,767

(2,610,898)	(1,043,863)	(136,830)	62,669	110,802	143,409	208,837

$(116,569)	$(17,336)	$62,130	$110,738	$163,974	$193,211	$265,290

Statements of Operations—(continued)

For the six months ended February 29, 2020 (Unaudited)

	Invesco	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares	BulletShares
	2025 Municipal	2026 Municipal	2027 Municipal	2028 Municipal
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSMP)(a)	(BSMQ)(a)	(BSMR)(a)	(BSMS)(a)
Investment income:
Unaffiliated interest income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 68,273	$ 82,666	$ 41,346	$ 43,235
Affiliated dividend income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	126	60	8	13
Securities lending income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-

Total investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68,399	82,726	41,354	43,248
Expenses:
Unitary management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,816	7,808	3,898	3,904

Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(24)	(12)	(1)	(2)

Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,792	7,796	3,897	3,902

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60,607	74,930	37,457	39,346
Realized and unrealized gain (loss) from:
Net realized gain from investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	178	-	-	-
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	262,733	346,319	176,747	209,116
Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-

Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . .	262,733	346,319	176,747	209,116

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	262,911	346,319	176,747	209,116

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . .	$323,518	$421,249	$214,204	$248,462

(a)For the period September 23, 2019 (commencement of investment operations) through February 29, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

	Invesco	Invesco	Invesco	Invesco
Invesco	BulletShares	BulletShares	BulletShares	BulletShares
BulletShares	2021 USD	2022 USD	2023 USD	2024 USD
2029 Municipal	Emerging Markets	Emerging Markets	Emerging Markets	Emerging Markets
Bond ETF	Debt ETF	Debt ETF	Debt ETF	Debt ETF
(BSMT)(a)	(BSAE)	(BSBE)	(BSCE)	(BSDE)
$ 44,925	$207,411	$221,816	$223,893	$253,551
16	942	878	668	806
-	15	1,400	2,581	379
44,941	208,368	224,094	227,142	254,736
3,891	14,741	15,005	15,152	16,908
(2)	(99)	(101)	(72)	(97)
3,889	14,642	14,904	15,080	16,811
41,052	193,726	209,190	212,062	237,925
-	18,048	4,906	26,375	59,556
207,815	(20,569)	43,981	45,829	(4,403)
-	-	1	5	-
207,815	(20,569)	43,982	45,834	(4,403)

207,815	(2,521)	48,888	72,209	55,153

$248,867	$191,205	$258,078	$284,271	$293,078

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco BulletShares 2020		Invesco BulletShares 2021
	Corporate Bond ETF (BSCK)		Corporate Bond ETF (BSCL)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$21,743,717	$39,757,807	$22,493,774	$36,452,550
Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,472,097	(535,950)	2,400,534	212,336
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . .	(2,469,244)	21,527,710	3,772,441	34,842,003

Net increase in net assets resulting from operations. . . . . . . . . . . . . .	20,746,570	60,749,567	28,666,749	71,506,889
Distributions to Shareholders from:
Distributable earnings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(21,864,436)	(40,425,963)	(23,370,747)	(37,206,197)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44,713,865	536,977,598	296,318,618	590,557,047
Value of shares repurchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(159,631,344)	(9,552,845)	(25,465,366)	-
Net increase (decrease) in net assets resulting from share
transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(114,917,479)	527,424,753	270,853,252	590,557,047

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . .	(116,035,345)	547,748,357	276,149,254	624,857,739
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,791,028,357	1,243,280,000	1,620,518,728	995,660,989

End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,674,993,012	$1,791,028,357	$1,896,667,982	$1,620,518,728
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,100,000	25,500,000	13,950,000	28,350,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(7,500,000)	(450,000)	(1,200,000)	-
Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . .	84,150,000	59,100,000	76,350,000	48,000,000

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	78,750,000	84,150,000	89,100,000	76,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2022		Invesco BulletShares 2023			Invesco BulletShares 2024		Invesco BulletShares 2025
Corporate Bond ETF (BSCM)		Corporate Bond ETF (BSCN)			Corporate Bond ETF (BSCO)		Corporate Bond ETF (BSCP)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 29,	August 31,	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
2020	2019	2020	2019	2020	2019	2020	2019
$20,557,850	$31,522,130	$13,456,263	$18,652,802	$10,365,876	$13,629,700	$5,651,604	$7,049,670
2,202,612	542,081	629,747	228,567	266,191	6,779	582,870	216,386
12,125,551	45,493,276	14,102,542	35,215,574	14,931,194	29,834,712	9,574,055	18,947,463
34,886,013	77,557,487	28,188,552	54,096,943	25,563,261	43,471,191	15,808,529	26,213,519
(21,835,647)	(32,201,177)	(13,751,772)	(18,964,323)	(10,482,461)	(13,963,422)	(5,765,060)	(7,067,388)

434,900,297	498,202,441	319,275,416	409,117,640	341,017,376	241,215,529	167,556,124	182,143,533
(19,324,831)	-	(6,435,822)	(3,160,788)	-	(6,388,072)	(3,225,372)	(6,073,017)

415,575,466	498,202,441	312,839,594	405,956,852	341,017,376	234,827,457	164,330,752	176,070,516

428,625,832	543,558,751	327,276,374	441,089,472	356,098,176	264,335,226	174,374,221	195,216,647
1,368,987,518	825,428,767	824,158,566	383,069,094	575,697,974	311,362,748	311,560,690	116,344,043
$1,797,613,350	$1,368,987,518	$1,151,434,940	$824,158,566	$931,796,150	$575,697,974	$485,934,911	$311,560,690

20,250,000	23,850,000	15,000,000	19,950,000	15,900,000	11,700,000	7,800,000	9,000,000
(900,000)	-	(300,000)	(150,000)	-	(300,000)	(150,000)	(300,000)
63,750,000	39,900,000	38,700,000	18,900,000	26,850,000	15,450,000	14,550,000	5,850,000

83,100,000	63,750,000	53,400,000	38,700,000	42,750,000	26,850,000	22,200,000	14,550,000

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco BulletShares 2026		Invesco BulletShares 2027
	Corporate Bond ETF (BSCQ)		Corporate Bond ETF (BSCR)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,401,363	$2,918,573	$1,475,689	$ 1,697,595
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	159,489	96,291	136,259	25,123
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . .	4,928,436	9,286,995	3,054,800	5,517,193

Net increase (decrease) in net assets resulting from operations . . . . . . . . .	7,489,288	12,301,859	4,666,748	7,239,911
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,570,592)	(2,987,273)	(1,589,637)	(1,757,099)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,035,549	69,564,091	78,925,207	41,024,857
Value of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Transaction fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,297	107,559	25,140	80,077

Net increase (decrease) in net assets resulting from share transactions . .	77,066,846	69,671,650	78,950,347	41,104,934

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	81,985,542	78,986,236	82,027,458	46,587,746
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	132,678,898	53,692,662	72,409,710	25,821,964

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$214,664,440	$132,678,898	$154,437,168	$72,409,710
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,750,000	3,600,000	3,750,000	2,100,000
Shares repurchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,450,000	2,850,000	3,450,000	1,350,000

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,200,000	6,450,000	7,200,000	3,450,000

(a)For the period September 10, 2019 (commencement of investment operations) through February 29, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028		Invesco BulletShares 2029	Invesco BulletShares 2020			Invesco BulletShares 2021
Corporate Bond ETF (BSCS)		Corporate Bond ETF (BSCT)	High Yield Corporate Bond ETF (BSJK)		High Yield Corporate Bond ETF (BSJL)
Six Months Ended	Year Ended	Period Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 29,	August 31,	February 29,	February 29,	August 31,	February 29,	August 31,
2020	2019	2020(a)	2020	2019	2020	2019
$999,492	$636,478	$102,557	$20,153,664	$45,178,233	$22,131,975	$33,834,650
38,112	12,412	-	(5,147,003)	(14,900,763)	(1,169,272)	(7,602,968)
2,575,005	2,546,797	508,256	(2,659,516)	1,052,127	(22,216,587)	5,367,174

3,612,609	3,195,687	610,813	12,347,145	31,329,597	(1,253,884)	31,598,856

(1,059,899)	(640,417)	(117,675)	(20,400,304)	(48,820,774)	(23,044,030)	(34,170,323)

72,772,674	27,848,759	18,226,614	38,240,775	315,151,901	324,682,613	398,461,859
-	-	-	(133,700,006)	(76,180,877)	(7,399,462)	(4,909,894)
66,003	61,378	-	-	-	-	-
72,838,677	27,910,137	18,226,614	(95,459,231)	238,971,024	317,283,151	393,551,965

75,391,387	30,465,407	18,719,752	(103,512,390)	221,479,847	292,985,237	390,980,498

36,483,219	6,017,812	-	1,157,863,899	936,384,052	848,506,044	457,525,546

$111,874,606	$36,483,219	$18,719,752	$1,054,351,509	$1,157,863,899	$1,141,491,281	$848,506,044

3,300,000	1,350,000	900,001	1,600,000	13,100,000	13,200,000	16,200,000
-	-	-	(5,600,000)	(3,200,000)	(300,000)	(200,000)
1,650,001	300,001	-	48,400,000	38,500,000	34,500,000	18,500,000

4,950,001	1,650,001	900,001	44,400,000	48,400,000	47,400,000	34,500,000

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco BulletShares 2022			Invesco BulletShares 2023
	High Yield Corporate Bond ETF (BSJM)		High Yield Corporate Bond ETF (BSJN)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 15,104,653	$20,007,018	$7,857,426	$9,388,542
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(5,430,821)	(3,088,813)	(2,231,435)	(1,312,189)
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . .	(9,961,120)	1,931,864	(3,939,256)	487,965

Net increase (decrease) in net assets resulting from operations . . . .	(287,288)	18,850,069	1,686,735	8,564,318
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(15,473,306)	(20,443,849)	(8,093,340)	(9,637,906)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	270,417,238	270,142,410	153,502,650	134,651,506
Value of shares repurchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	(2,575,251)
Transaction fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	44,751	267,308

Net increase in net assets resulting from share transactions . . . . . . .	270,417,238	270,142,410	153,547,401	132,343,563

Net increase in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	254,656,644	268,548,630	147,140,796	131,269,975
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	511,740,876	243,192,246	243,690,647	112,420,672

End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$766,397,520	$511,740,876	$390,831,443	$243,690,647
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,100,000	11,100,000	5,900,000	5,200,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	(100,000)
Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . .	21,000,000	9,900,000	9,400,000	4,300,000

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32,100,000	21,000,000	15,300,000	9,400,000

(a)For the period September 10, 2019 (commencement of investment operations) through February 29, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco		Invesco		Invesco		Invesco
BulletShares		BulletShares		BulletShares		BulletShares
2024 High Yield		2025 High Yield		2026 High Yield		2027 High Yield
Corporate Bond ETF (BSJO)		Corporate Bond ETF (BSJP)		Corporate Bond ETF (BSJQ)		Corporate Bond ETF (BSJR)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Period Ended
February 29,	August 31,	February 29,	August 31,	February 29,	August 31,	February 29,
2020	2019	2020	2019	2020	2019	2020(a)
$3,034,511	$ 3,713,200	$2,494,329	$ 2,808,872	$1,026,527	$665,120	$198,960
(244,444)	(140,559)	415,409	(335,808)	1,026,669	(395)	26,862
(2,744,605)	1,559,016	(3,026,307)	1,749,369	(2,070,532)	404,912	(163,692)

45,462	5,131,657	(116,569)	4,222,433	(17,336)	1,069,637	62,130

(3,161,193)	(3,927,807)	(2,580,024)	(2,834,330)	(1,036,782)	(688,685)	(198,646)

80,792,947	49,749,220	54,124,987	52,534,149	59,462,436	20,242,264	15,018,973
(5,056,920)	-	(7,408,289)	-	(26,006,830)	-	-
18,568	98,218	6,095	100,402	-	49,562	-

75,754,595	49,847,438	46,722,793	52,634,551	33,455,606	20,291,826	15,018,973

72,638,864	51,051,288	44,026,200	54,022,654	32,401,488	20,672,778	14,882,457

98,261,110	47,209,822	75,878,529	21,855,875	25,701,695	5,028,917	-

$170,899,974	$98,261,110	$119,904,729	$75,878,529	$58,103,183	$25,701,695	$14,882,457

3,200,000	2,000,000	2,200,000	2,200,000	2,300,000	800,000	600,001
(200,000)	-	(300,000)	-	(1,000,000)	-	-
3,900,000	1,900,000	3,100,000	900,000	1,000,001	200,001	-

6,900,000	3,900,000	5,000,000	3,100,000	2,300,001	1,000,001	600,001

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares
	2021 Municipal	2022 Municipal	2023 Municipal
	Bond ETF (BSML)	Bond ETF (BSMM)	Bond ETF (BSMN)
	Period Ended	Period Ended	Period Ended
	February 29,	February 29,	February 29,
	2020(a)	2020(a)	2020(a)
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$48,069	$53,172	$49,802
Net realized gain. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	694	1,102
Change in net unrealized appreciation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62,669	110,108	142,307
Net increase in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	110,738	163,974	193,211
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(45,984)	(51,776)	(49,076)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,000,025	10,000,025	10,000,025
Net increase in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,064,779	10,112,223	10,144,160
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-
End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,064,779	$10,112,223	$10,144,160
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,001	400,001	400,001
Shares outstanding, beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,001	400,001	400,001

(a)For the period September 23, 2019 (commencement of investment operations) through February 29, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco	Invesco	Invesco	Invesco	Invesco	Invesco
BulletShares	BulletShares	BulletShares	BulletShares	BulletShares	BulletShares
2024 Municipal	2025 Municipal	2026 Municipal	2027 Municipal	2028 Municipal	2029 Municipal
Bond ETF (BSMO)	Bond ETF (BSMP)	Bond ETF (BSMQ)	Bond ETF (BSMR)	Bond ETF (BSMS)	Bond ETF (BSMT)
Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
February 29,	February 29,	February 29,	February 29,	February 29,	February 29,
2020(a)	2020(a)	2020(a)	2020(a)	2020(a)	2020(a)
$56,453	$60,607	$74,930	$37,457	$39,346	$41,052
70	178	-	-	-	-
208,767	262,733	346,319	176,747	209,116	207,815

265,290	323,518	421,249	214,204	248,462	248,867

(54,964)	(59,120)	(72,996)	(36,802)	(38,356)	(40,018)

10,000,025	10,000,025	10,000,025	5,000,025	5,000,025	5,000,025

10,210,351	10,264,423	10,348,278	5,177,427	5,210,131	5,208,874

-	-	-	-	-	-

$10,210,351	$10,264,423	$10,348,278	$5,177,427	$5,210,131	$5,208,874

400,001	400,001	400,001	200,001	200,001	200,001
-	-	-	-	-	-

400,001	400,001	400,001	200,001	200,001	200,001

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco BulletShares		Invesco BulletShares
	2021 USD Emerging		2022 USD Emerging
	Markets Debt ETF		Markets Debt ETF
	(BSAE)		(BSBE)
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019(a)	2020	2019(a)
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$193,726	$353,272	$209,190	$380,641
Net realized gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,048	4,230	4,906	21,727
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . .	(20,569)	229,557	43,982	345,543

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . .	191,205	587,059	258,078	747,911
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(197,596)	(357,776)	(229,309)	(383,099)
Return of capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	(16,355)	-	-

Total distributions to shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(197,596)	(374,131)	(229,309)	(383,099)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	10,000,025	-	10,000,025
Transaction fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-

Net increase in net assets resulting from share transactions . . . . . . . . . . . . .	-	10,000,025	-	10,000,025

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(6,391)	10,212,953	28,769	10,364,837
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,212,953	-	10,364,837	-

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,206,562	$10,212,953	$10,393,606	$10,364,837
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	400,001	-	400,001
Shares outstanding, beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,001	-	400,001	-

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,001	400,001	400,001	400,001

(a)For the period October 2, 2018 (commencement of investment operations) through August 31, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares		Invesco BulletShares
2023 USD Emerging		2024 USD Emerging
Markets Debt ETF		Markets Debt ETF
(BSCE)		(BSDE)
Six Months Ended	Period Ended	Six Months Ended	Period Ended
February 29,	August 31,	February 29,	August 31,
2020	2019(a)	2020	2019(a)
$212,062	$393,373	$237,925	$420,545
26,375	20,216	59,556	25,232
45,834	444,055	(4,403)	555,902

284,271	857,644	293,078	1,001,679

(256,369)	(391,602)	(287,431)	(426,380)
-	-	-	-

(256,369)	(391,602)	(287,431)	(426,380)

-	10,000,025	5,333,328	10,000,025
-	-	20,267	-

-	10,000,025	5,353,595	10,000,025

27,902	10,466,067	5,359,242	10,575,324

10,466,067	-	10,575,324	-

$10,493,969	$10,466,067	$15,934,566	$10,575,324

-	400,001	200,000	400,001
400,001	-	400,001	-

400,001	400,001	600,001	400,001

Financial Highlights

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)

	Six Months Ended
	February 29,		Three Months Ended		Years Ended May 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2018	2017	2016	2015
Per Share Operating
Performance:
Net asset value at beginning
of period . . . . . . . . . . . . . . . .	$21.28	$21.04	$21.04	$21.46	$21.37	$21.38	$21.23
Net investment income(a) . . . .
	0.26	0.53	0.12	0.44	0.46	0.51	0.55
Net realized and unrealized
gain (loss) on investments .	(0.01)	0.24	0.01	(0.40)	0.08	(0.01)	0.13
Total from investment
operations . . . . . . . . . . . .	0.25	0.77	0.13	0.04	0.54	0.50	0.68
Distributions to
shareholders from:
Net investment income. . . . . .	(0.26)	(0.53)	(0.13)	(0.44)	(0.45)	(0.51)	(0.53)
Net realized gains . . . . . . . . . .	-	-	-	(0.02)	(0.00)(b)	-	-

Total distributions . . . . . . . .	(0.26)	(0.53)	(0.13)	(0.46)	(0.45)	(0.51)	(0.53)
Net asset value at end of
period . . . . . . . . . . . . . . . . . .	$21.27	$21.28	$21.04	$21.04	$21.46	$21.37	$21.38

Market price at end of period.	$21.27(c)	$21.33(c)	$21.10(c)	$21.10(c)	$21.52	$21.44	$21.44
Net Asset Value Total

Return(d) . . . . . . . . . . . . . . . . .	1.18%	3.71%	0.63%	0.17%	2.60%	2.39%	3.28%
Market Price Total Return(d) . .	0.95%	3.66%	0.63%	0.17%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted) . . . . . . . . . .	$1,674,993	$1,791,028	$1,243,280	$1,152,078	$930,225	$593,106	$311,088
Ratio to average net assets
of:	0.10%(e)	0.10%	0.10%(e)	0.22%	0.24%	0.24%	0.24%
Expenses, after Waivers . . .
Expenses, prior to Waivers .	0.10%(e)	0.10%	0.10%(e)	0.22%
Net investment income. . . .	2.44%(e)	2.49%	2.27%(e)	2.08%	2.17%	2.43%	2.60%
Portfolio turnover rate(f). . . . .	3%	9%	1%	9%	8%	9%	4%

(a)Based on average shares outstanding.

(b)Amount represents less than $0.005.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)

	Six Months Ended
	February 29,		Three Months Ended		Years Ended May 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2018	2017	2016	2015
Per Share Operating
Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . .	$21.22	$20.74	$20.76	$21.31	$21.14	$21.11	$20.95
Net investment income(a). . . . . .	0.27	0.57	0.13	0.50	0.52	0.57	0.59
Net realized and unrealized			(0.00)(b)	(0.53)	0.16	0.01	0.15
gain (loss) on investments . . .	0.09	0.49
Total from investment
operations . . . . . . . . . . . . . .	0.36	1.06	0.13	(0.03)	0.68	0.58	0.74
Distributions to shareholders
from:
Net investment income . . . . . . .	(0.28)	(0.58)	(0.15)	(0.50)	(0.50)	(0.55)	(0.58)
Net realized gains . . . . . . . . . . . .	(0.01)	(0.00)(b)	-	(0.02)	(0.01)	-	-

Total distributions . . . . . . . . . .	(0.29)	(0.58)	(0.15)	(0.52)	(0.51)	(0.55)	(0.58)
Net asset value at end of
period . . . . . . . . . . . . . . . . . . . .	$21.29	$21.22	$20.74	$20.76	$21.31	$21.14	$21.11

Market price at end of period . .	$21.29(c)	$21.28(c)	$20.81(c)	$20.79(c)	$21.36	$21.17	$21.18
Net Asset Value Total Return(d).
	1.67%	5.19%	0.62%	(0.15)%	3.28%	2.81%	3.61%
Market Price Total Return(d) . . . .	1.39%	5.12%	0.81%	(0.25)%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted) . . . . . . . . . . . .	$1,896,668	$1,620,519	$995,661	$921,704	$667,988	$361,425	$164,676
Ratio to average net assets of:	0.10%(e)	0.10%	0.10%(e)	0.22%	0.24%	0.24%	0.24%
Expenses, after Waivers . . . . .
Expenses, prior to Waivers. . .	0.10%(e)	0.10%	0.10%(e)	0.22%
Net investment income . . . . .	2.61%(e)	2.73%	2.57%(e)	2.36%	2.44%	2.75%	2.84%
Portfolio turnover rate(f) . . . . . .	8%	6%	3%	7%	5%	6%	3%

(a)Based on average shares outstanding.

(b)Amount represents less than $0.005.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

	Six Months Ended
	February 29,		Three Months Ended		Years Ended May 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2018	2017	2016	2015
Per Share Operating
Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . .	$21.47	$20.69	$20.69	$21.33	$21.08	$21.03	$20.86
Net investment income(a). . . . . .
	0.29	0.61	0.15	0.54	0.55	0.59	0.62
Net realized and unrealized
gain (loss) on investments . . .	0.17	0.79	0.01	(0.64)	0.25	0.05	0.14
Total from investment
operations . . . . . . . . . . . . . .	0.46	1.40	0.16	(0.10)	0.80	0.64	0.76
Distributions to shareholders
from:
Net investment income . . . . . . .	(0.29)	(0.62)	(0.16)	(0.53)	(0.54)	(0.59)	(0.59)
Net realized gains . . . . . . . . . . . .	(0.01)	-	-	(0.01)	(0.01)	(0.00)(b)	(0.00)(b)

Total distributions . . . . . . . . . .	(0.30)	(0.62)	(0.16)	(0.54)	(0.55)	(0.59)	(0.59)
Net asset value at end of
period . . . . . . . . . . . . . . . . . . . .	$21.63	$21.47	$20.69	$20.69	$21.33	$21.08	$21.03

Market price at end of period . .	$21.64(c)	$21.53(c)	$20.74(c)	$20.74(c)	$21.37	$21.11	$21.05
Net Asset Value Total Return(d).
	2.18%	6.89%	0.78%	(0.50)%	3.82%	3.15%	3.75%
Market Price Total Return(d) . . . .	1.94%	6.93%	0.77%	(0.45)%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted) . . . . . . . . . . . .	$1,797,613	$1,368,988	$825,429	$760,420	$518,404	$306,685	$211,352
Ratio to average net assets of:	0.10%(e)	0.10%	0.10%(e)	0.22%	0.24%	0.24%	0.24%
Expenses, after Waivers . . . . .
Expenses, prior to Waivers. . .	0.10%(e)	0.10%	0.10%(e)	0.22%
Net investment income . . . . .	2.69%(e)	2.91%	2.80%(e)	2.58%	2.63%	2.87%	2.99%
Portfolio turnover rate(f) . . . . . .	6%	4%	0%(g)	8%	10%	5%	2%

(a)Based on average shares outstanding.

(b)Amount represents less than $0.005.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

(g)Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

							For the Period
	Six Months Ended						September 17, 2014(a)
	February 29,		Three Months Ended	Years Ended May 31,			Through
	2020	Year Ended August 31,	August 31,				May 31,

	(Unaudited)	2019	2018	2018	2017	2016	2015
Per Share
Operating
Performance:
Net asset value at
beginning of
period . . . . . . . .	$21.30	$20.27	$20.27	$20.97	$20.82	$20.56	$20.00
Net investment
income(b). . . . . .	0.30	0.64	0.15	0.58	0.61	0.65	0.44
Net realized and
unrealized gain
(loss) on
investments . . .	0.26	1.03	0.02	(0.68)	0.19	0.22	0.46
Total from
investment
operations. . .	0.56	1.67	0.17	(0.10)	0.80	0.87	0.90
Distributions to
shareholders
from:
Net investment
income . . . . . . .	(0.30)	(0.64)	(0.17)	(0.56)	(0.60)	(0.61)	(0.34)
Net realized	(0.00)(c)	(0.00)(c)	-	(0.04)	(0.05)	(0.00)(c)	(0.00)(c)
gains . . . . . . . . .
Total
distributions .	(0.30)	(0.64)	(0.17)	(0.60)	(0.65)	(0.61)	(0.34)
Net asset value at
end of period . .	$21.56	$21.30	$20.27	$20.27	$20.97	$20.82	$20.56
Market price at
	21.55(d)	$21.35(d)	$20.31(d)	$20.30(d)	$21.03	$20.91	$20.58
end of period . .	$
Net Asset Value

Total Return(e) . .	2.67%	8.44%	0.84%	(0.50)%	3.92%	4.37%	4.50%
Market Price Total
Return(e) . . . . . . .	2.38%	8.47%	0.88%	(0.65)%
Ratios/
Supplemental Data:
Net assets at end
of period
(000's
omitted) . . . . . .	$1,151,435	$824,159	$383,069	$349,603	$188,736	$131,162	$18,501
Ratio to average
net assets of:
Expenses, after	0.10%(f)	0.10%	0.10%(f)	0.21%	0.24%	0.16%(g)	0.24%(f)
Waivers . . . . .
Expenses, prior	0.10%(f)		0.10%(f)				0.24%(f)
to Waivers. . .		0.10%		0.22%	0.24%	0.22%
Net investment	2.83%(f)	3.11%	3.00%(f)	2.80%	2.92%	3.21%	3.03%(f)
income . . . . .
Portfolio turnover
rate(h) . . . . . . . .	3%	6%	0%(i)	7%	15%	7%	1%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)Amount represents less than $0.005.

(d)The mean between the last bid and ask prices.

(e)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)Annualized.

(g)Reflects fees voluntarily waived or reimbursed by the Adviser.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

(i)Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

							For the Period
	Six Months Ended						September 17, 2014(a)
	February 29,		Three Months Ended	Years Ended May 31,			Through
	2020	Year Ended August 31,	August 31,				May 31,

	(Unaudited)	2019	2018	2018	2017	2016	2015
Per Share Operating
Performance:
Net asset value at
beginning of
period . . . . . . . . .	$21.44	$20.15	$20.13	$20.88	$20.74	$20.52	$19.98
Net investment
income(b) . . . . . . .	0.31	0.68	0.17	0.64	0.64	0.67	0.45
Net realized and
unrealized gain
(loss) on
investments . . . .	0.36	1.30	0.03	(0.76)	0.15	0.22	0.44
Total from
investment
operations. . . .	0.67	1.98	0.20	(0.12)	0.79	0.89	0.89
Distributions to
shareholders
from:
Net investment
income. . . . . . . . .	(0.31)	(0.69)	(0.18)	(0.63)	(0.62)	(0.65)	(0.35)
Net realized gains. .	-	-	-	-	(0.03)	(0.02)	-
Total
distributions . .	(0.31)	(0.69)	(0.18)	(0.63)	(0.65)	(0.67)	(0.35)
Net asset value at
end of period . . .	$21.80	$21.44	$20.15	$20.13	$20.88	$20.74	$20.52
Market price at end
	21.80(c)	$21.50(c)	$20.20(c)	$20.18(c)	$20.92	$20.80	$20.51
of period . . . . . . .	$
Net Asset Value

Total Return(d) . . .	3.15%	10.08%	1.01%	(0.62)%	3.88%	4.50%	4.37%
Market Price Total
Return(d). . . . . . . . .	2.86%	10.11%	1.01%	(0.58)%
Ratios/
Supplemental Data:
Net assets at end
of period (000's
omitted) . . . . . . .	$931,796	$575,698	$311,363	$292,963	$162,864	$96,423	$46,172
Ratio to average
net assets of:
Expenses, after	0.10%(e)	0.10%	0.10%(e)	0.21%	0.24%	0.11%(f)	0.24%(e)
Waivers . . . . . .
Expenses, prior	0.10%(e)		0.10%(e)				0.24%(e)
to Waivers. . . .		0.10%		0.22%	0.24%	0.21%
Net investment	2.89%(e)	3.29%	3.29%(e)	3.10%	3.12%	3.33%	3.12%(e)
income. . . . . . .
Portfolio turnover
rate(g) . . . . . . . . .	2%	5%	2%	5%	18%	9%	8%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Reflects fees voluntarily waived or reimbursed by the Adviser.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

						For the Period
	Six Months Ended					October 7, 2015(a)
	February 29,		Three Months Ended	Years Ended May 31,		Through
	2020	Year Ended August 31,	August 31,			May 31,

	(Unaudited)	2019	2018	2018	2017	2016
Per Share Operating
Performance:
Net asset value at
beginning of period . . .	$21.41	$19.89	$19.84	$20.67	$20.65	$20.02
Net investment
income(b) . . . . . . . . . . . .	0.32	0.70	0.17	0.64	0.62	0.42
Net realized and
unrealized gain (loss)
on investments . . . . . . .	0.49	1.51	0.07	(0.85)	0.05	0.53
Total from investment
operations . . . . . . . . .	0.81	2.21	0.24	(0.21)	0.67	0.95
Distributions to
shareholders from:
Net investment income . .	(0.33)	(0.69)	(0.19)	(0.62)	(0.59)	(0.32)
Net realized gains. . . . . . .	-	-	-	-	(0.06)	-

Total distributions. . . . .	(0.33)	(0.69)	(0.19)	(0.62)	(0.65)	(0.32)
Net asset value at end of
period . . . . . . . . . . . . . .	$21.89	$21.41	$19.89	$19.84	$20.67	$20.65
Market price at end of
	21.88(c)	$21.44(c)	$19.96(c)	$19.85(c)	$20.71	$20.71
period . . . . . . . . . . . . . .	$
Net Asset Value Total

Return(d) . . . . . . . . . . . . . .	3.82%	11.39%	1.19%	(1.04)%	3.29%	4.81%
Market Price Total
Return(d) . . . . . . . . . . . . . .	3.63%	11.14%	1.50%	(1.19)%
Ratios/Supplemental
Data:
Net assets at end of
period (000's omitted).	$485,935	$311,561	$116,344	$104,181	$68,198	$27,878
Ratio to average net
assets of:
Expenses, after	0.10%(e)	0.10%	0.10%(e)	0.22%	0.24%	0.24%(e)
Waivers . . . . . . . . . . .
Expenses, prior to	0.10%(e)	0.10%	0.10%(e)	0.22%
Waivers . . . . . . . . . . .
Net investment	3.04%(e)	3.42%	3.38%(e)	3.14%	3.04%	3.22%(e)
income. . . . . . . . . . . .
Portfolio turnover rate(f) .	3%	3%	1%	14%	18%	3%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

					For the Period
	Six Months Ended				September 14, 2016(a)
	February 29,		Three Months Ended		Through
	2020	Year Ended August 31,	August 31,	Year Ended May 31,	May 31,
	(Unaudited)	2019	2018	2018	2017
Per Share Operating
Performance:
Net asset value at
beginning of period . .	$20.57	$18.84	$18.82	$19.66	$19.88
Net investment
income(b) . . . . . . . . . . .	0.31	0.66	0.16	0.61	0.41
Net realized and
unrealized gain (loss)
on investments . . . . . .	0.50	1.71	0.04	(0.89)	(0.32)
Total from
investment
operations . . . . . . . .	0.81	2.37	0.20	(0.28)	0.09
Distributions to
shareholders from:
Net investment income .	(0.31)	(0.66)	(0.18)	(0.59)	(0.31)
Net realized gains. . . . . .	(0.02)	(0.00)(c)	-	(0.00)(c)	-

Total distributions. . . .	(0.33)	(0.66)	(0.18)	(0.59)	(0.31)

Transaction fees(b) . . . . .	0.00(c)	0.02	-	0.03	-
Net asset value at end
of period . . . . . . . . . . .	$21.05	$20.57	$18.84	$18.82	$19.66
Market price at end of
	21.05(d)	$20.62(d)	$18.88(d)	$18.81(d)	$19.69
period. . . . . . . . . . . . . .	$
Net Asset Value Total

Return(e) . . . . . . . . . . . . .	3.98%	13.05%	1.07%	(1.28)%	0.49%
Market Price Total
Return(e) . . . . . . . . . . . . .	3.72%	13.07%	1.34%	(1.50)%
Ratios/Supplemental
Data:
Net assets at end of
period (000's
omitted). . . . . . . . . . . .	$214,664	$132,679	$53,693	$53,638	$26,538
Ratio to average net
assets of:
Expenses, after	0.10%(f)	0.10%	0.10%(f)	0.21%	0.24%(f)
Waivers . . . . . . . . . .
Expenses, prior to	0.10%(f)		0.10%(f)
Waivers . . . . . . . . . .		0.10%		0.22%
Net investment	3.02%(f)	3.42%	3.41%(f)	3.16%	3.00%(f)
income . . . . . . . . . . .
Portfolio turnover
rate(g). . . . . . . . . . . . . .	3%	4%	0%	0%(h)	4%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)Amount represents less than $0.005.

(d)The mean between the last bid and ask prices.

(e)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

(h)Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

				For the Period
	Six Months Ended			September 27, 2017(a)
	February 29,		Three Months Ended	Through
	2020	Year Ended August 31,	August 31,	May 31,
	(Unaudited)	2019	2018	2018
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . .	$20.99	$19.13	$19.10	$19.99
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . .	0.33	0.71	0.17	0.44
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.46	1.84	0.04	(1.03)
Total from investment operations . . . . . . . . . . . . .	0.79	2.55	0.21	(0.59)
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . .	(0.33)	(0.72)	(0.19)	(0.34)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.01)	-	-	-

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.34)	(0.72)	(0.19)	(0.34)
Transaction fees(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.01	0.03	0.01	0.04
Net asset value at end of period . . . . . . . . . . . . . . . .	$21.45	$20.99	$19.13	$19.10
Market price at end of period(c) . . . . . . . . . . . . . . . . .
	$21.44	$21.05	$19.16	$19.09
Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . .
	3.87%	13.87%	1.16%	(2.77)%
Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . .	3.52%	14.01%	1.37%	(2.82)%
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . .	$154,437	$72,410	$25,822	$22,924
Ratio to average net assets of:	0.10%(e)	0.11%(f)	0.10%(e)	0.19%(e)
Expenses, after Waivers . . . . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers . . . . . . . . . . . . . . . . . . .	0.10%(e)	0.11%(f)	0.10%(e)	0.20%(e)
Net investment income. . . . . . . . . . . . . . . . . . . . . .	3.16%(e)	3.64%(f)	3.60%(e)	3.35%(e)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . .	3%	3%	0%	0%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

			For the Period
	Six Months Ended		August 7, 2018(a)
	February 29,		Through
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$22.11	$20.06	$20.00
Net investment income(b) . . . . . . . . . . . . . . . . . . .
	0.34	0.77	0.05
Net realized and unrealized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.48	1.97	0.01

Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.82	2.74	0.06
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.35)	(0.76)	-
Net realized gains. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.00)(c)	-	-

Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.35)	(0.76)	-
Transaction fees(b) . . . . . . . . . . . . . . . . . . . . . . . . .
	0.02	0.07	-

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$22.60	$22.11	$20.06
Market price at end of period(d) . . . . . . . . . . . . . .
	$22.58	$22.17	$20.09

Net Asset Value Total Return(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.87%	14.38%	0.30%(f)
Market Price Total Return(e). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.49%	14.51%	0.45%(f)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$111,875	$36,483	$6,018
Ratio to average net assets of:	0.10%(g)	0.12%(h)	0.10%(g)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.12%(g)	3.74%(h)	3.91%(g)
Portfolio turnover rate(i) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2%	1%	0%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)Amount represents less than $0.005.

(d)The mean between the last bid and ask prices.

(e)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)The net asset value total return from Fund Inception (August 9, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.30%. The market price total return from Fund Inception to August 31, 2018 was 0.30%.

(g)Annualized.

(h)Ratios include non-recurring costs associated with a proxy statement of 0.02%.

(i)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

For the Period
September 10, 2019(a)
Through
February 29,
2020
(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$20.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.26
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.80
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.06
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.26)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$20.80

Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$20.81

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

5.36%(e)

Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

5.40%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$18,720
Ratio to average net assets of:	0.10%(f)

Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

2.69%(f)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to February 29, 2020 was 5.99%. The market price total return from Fund Inception to February 29, 2020 was 5.56%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)

	Six Months Ended
	February 29,		Three Months Ended		Years Ended May 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2018	2017	2016	2015
Per Share Operating
Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . . .	$23.92	$24.32	$24.27	$24.86	$23.48	$25.67	$26.43
Net investment income(a) . . . . . . .
	0.41	1.07	0.30	1.17	1.27	1.28	1.27
Net realized and unrealized gain
(loss) on investments . . . . . . . .	(0.16)	(0.31)	0.08	(0.59)	1.32	(2.24)	(0.82)
Total from investment
operations . . . . . . . . . . . . . . .	0.25	0.76	0.38	0.58	2.59	(0.96)	0.45
Distributions to shareholders
from:
Net investment income. . . . . . . . .	(0.42)	(1.14)	(0.33)	(1.17)	(1.21)	(1.23)	(1.19)
Net realized gains . . . . . . . . . . . . .	-	(0.02)	-	-	-	-	(0.02)

Total distributions . . . . . . . . . . .	(0.42)	(1.16)	(0.33)	(1.17)	(1.21)	(1.23)	(1.21)

Net asset value at end of period .	$23.75	$23.92	$24.32	$24.27	$24.86	$23.48	$25.67

Market price at end of period. . . .	$23.73(b)	$23.91(b)	$24.35(b)	$24.24(b)	$24.91	$23.53	$25.75
Net Asset Value Total Return(c) . .
	1.06%	3.23%	1.56%	2.37%	11.29%	(3.64)%	1.82%
Market Price Total Return(c) . . . . .	1.02%	3.06%	1.81%	2.03%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted) . . . . . . . . . . . . .	$1,054,352	$1,157,864	$936,384	$827,638	$482,352	$154,968	$69,314
Ratio to average net assets of:	0.41%(d)	0.41%(e)	0.41%(d)	0.43%	0.44%	0.43%	0.43%
Expenses, after Waivers . . . . . .
Expenses, prior to Waivers. . . .	0.42%(d)	0.42%(e)	0.42%(d)
Net investment income. . . . . . .	3.49%(d)	4.45%	4.87%(d)	4.77%	5.24%	5.47%	4.98%
Portfolio turnover rate(f). . . . . . . .	35%	86%	27%	45%	45%	13%	22%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies' expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies' expenses that the Fund bears indirectly is included in the Fund's total return.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

							For the Period
	Six Months Ended						September 17, 2014(a)
	February 29,		Three Months Ended	Years Ended May 31,			Through
	2020	Year Ended August 31,	August 31,				May 31,

	(Unaudited)	2019	2018	2018	2017	2016	2015
Per Share Operating
Performance:
Net asset value at
beginning of
period . . . . . . . . .	$24.59	$24.73	$24.62	$25.17	$23.85	$25.09	$25.00
Net investment
income(b) . . . . . . .	0.55	1.30	0.30	1.25	1.33	1.26	0.86
Net realized and
unrealized gain
(loss) on
investments . . . .	(0.49)	(0.13)	0.14	(0.53)	1.24	(1.29)	(0.09)
Total from
investment
operations. . . .	0.06	1.17	0.44	0.72	2.57	(0.03)	0.77
Distributions to
shareholders
from:
Net investment
income. . . . . . . . .	(0.57)	(1.28)	(0.33)	(1.23)	(1.25)	(1.21)	(0.68)
Net realized gains. .	-	(0.03)	-	(0.04)	-	-	-
Total
distributions . .	(0.57)	(1.31)	(0.33)	(1.27)	(1.25)	(1.21)	(0.68)
Net asset value at
end of period . . .	$24.08	$24.59	$24.73	$24.62	$25.17	$23.85	$25.09
Market price at end
	24.09(c)	$24.67(c)	$24.78(c)	$24.58(c)	$25.24	$23.92	$25.15
of period . . . . . . .	$
Net Asset Value

Total Return(d) . . .	0.24%	4.89%	1.81%	2.92%	11.02%	0.04%	3.15%
Market Price Total
Return(d). . . . . . . . .	(0.05)%	5.01%	2.18%	2.47%
Ratios/
Supplemental Data:
Net assets at end
of period (000's
omitted) . . . . . . .	$1,141,491	$848,506	$457,526	$391,478	$168,624	$50,093	$20,073
Ratio to average
net assets of:
Expenses, after	0.41%(e)	0.42%(f)	0.41%(e)	0.43%	0.44%	0.43%	0.43%(e)
Waivers . . . . . .
Expenses, prior	0.42%(e)	0.42%(f)	0.42%(e)
to Waivers. . . .
Net investment	4.55%(e)	5.31%	4.87%(e)	5.04%	5.44%	5.37%	4.93%(e)
income. . . . . . .
Portfolio turnover
rate(g) . . . . . . . . .	29%	52%	14%	33%	50%	15%	3%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies' expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies' expenses that the Fund bears indirectly is included in the Fund's total return.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

							For the Period
	Six Months Ended						September 17, 2014(a)
	February 29,		Three Months Ended	Years Ended May 31,			Through
	2020	Year Ended August 31,	August 31,				May 31,

	(Unaudited)	2019	2018	2018	2017	2016	2015
Per Share Operating
Performance:
Net asset value at
beginning of
period . . . . . . . . .	$24.37	$24.56	$24.54	$25.46	$23.97	$25.22	$25.04
Net investment
income(b) . . . . . . .	0.58	1.32	0.33	1.36	1.36	1.28	0.86
Net realized and
unrealized gain
(loss) on
investments . . . .	(0.49)	(0.17)	0.06	(0.91)	1.39	(1.30)	0.02
Total from
investment
operations. . . .	0.09	1.15	0.39	0.45	2.75	(0.02)	0.88
Distributions to
shareholders
from:
Net investment
income. . . . . . . . .	(0.58)	(1.34)	(0.37)	(1.37)	(1.26)	(1.21)	(0.70)
Net realized gains. .	-	-	-	-	-	(0.02)	-
Total
distributions . .	(0.58)	(1.34)	(0.37)	(1.37)	(1.26)	(1.23)	(0.70)
Net asset value at
end of period . . .	$23.88	$24.37	$24.56	$24.54	$25.46	$23.97	$25.22
Market price at end
	23.93(c)	$24.43(c)	$24.61(c)	$24.49(c)	$25.52	$24.00	$25.17
of period . . . . . . .	$
Net Asset Value

Total Return(d). . . .	0.37%	4.90%	1.59%	1.79%	11.74%	0.11%	3.77%
Market Price Total
Return(d) . . . . . . . . .	0.32%	4.94%	2.00%	1.35%
Ratios/
Supplemental Data:
Net assets at end
of period (000's
omitted). . . . . . . .	$766,398	$511,741	$243,192	$208,598	$129,836	$38,345	$15,130
Ratio to average
net assets of:
Expenses, after	0.41%(e)	0.42%	0.42%(e)	0.43%	0.44%	0.43%	0.43%(e)
Waivers . . . . . .
Expenses, prior	0.42%(e)
to Waivers . . . .		0.42%
Net investment	4.79%(e)	5.45%	5.34%(e)	5.47%	5.50%	5.46%	4.92%(e)
income. . . . . . .
Portfolio turnover
rate(f) . . . . . . . . . .	25%	27%	17%	29%	17%	11%	6%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

						For the Period
	Six Months Ended					October 7, 2015(a)
	February 29,		Three Months Ended	Years Ended May 31,		Through
	2020	Year Ended August 31,	August 31,			May 31,

	(Unaudited)	2019	2018	2018	2017	2016
Per Share Operating
Performance:
Net asset value at
beginning of period . . .	$25.92	$26.14	$25.98	$26.95	$25.58	$24.97
Net investment
income(b) . . . . . . . . . . . .	0.67	1.45	0.35	1.43	1.43	0.87
Net realized and
unrealized gain (loss)
on investments . . . . . . .	(0.37)	(0.22)	0.20	(0.93)	1.27	0.40
Total from investment
operations . . . . . . . . .	0.30	1.23	0.55	0.50	2.70	1.27
Distributions to
shareholders from:
Net investment income . .	(0.68)	(1.47)	(0.39)	(1.43)	(1.33)	(0.66)
Net realized gains. . . . . . .	-	(0.02)	-	(0.04)	-	-

Total distributions. . . . .	(0.68)	(1.49)	(0.39)	(1.47)	(1.33)	(0.66)

Transaction fees(b) . . . . . .	0.00(c)	0.04	-	-	-	-
Net asset value at end of
period . . . . . . . . . . . . . .	$25.54	$25.92	$26.14	$25.98	$26.95	$25.58
Market price at end of
	25.62(d)	$25.98(d)	$26.22(d)	$25.93(d)	$27.03	$25.60
period . . . . . . . . . . . . . .	$
Net Asset Value Total

Return(e) . . . . . . . . . . . . . .	1.15%	5.06%	2.14%	1.90%	10.80%	5.20%
Market Price Total
Return(e) . . . . . . . . . . . . . .	1.23%	4.97%	2.65%	1.40%
Ratios/Supplemental
Data:
Net assets at end of
period (000's omitted).	$390,831	$243,691	$112,421	$101,314	$37,725	$10,230
Ratio to average net
assets of:
Expenses, after	0.41%(f)	0.42%	0.42%(f)	0.43%	0.44%	0.43%(f)
Waivers . . . . . . . . . . .
Expenses, prior to	0.42%(f)
Waivers . . . . . . . . . . .
Net investment	5.24%(f)		5.39%(f)			5.35%(f)
income. . . . . . . . . . . .		5.64%		5.45%	5.45%
Portfolio turnover rate(g) .	22%	19%	6%	18%	14%	3%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)Amount represents less than $0.005.

(d)The mean between the last bid and ask prices.

(e)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

					For the Period
	Six Months Ended				September 14, 2016(a)
	February 29,		Three Months Ended		Through
	2020	Year Ended August 31,	August 31,	Year Ended May 31,	May 31,
	(Unaudited)	2019	2018	2018	2017
Per Share Operating
Performance:
Net asset value at
beginning of period . .	$25.20	$24.85	$24.67	$25.67	$24.98
Net investment
income(b) . . . . . . . . . . .	0.60	1.34	0.33	1.30	0.91
Net realized and
unrealized gain (loss)
on investments . . . . . .	(0.41)	0.39	0.21	(1.02)	0.48
Total from
investment
operations . . . . . . . .	0.19	1.73	0.54	0.28	1.39
Distributions to
shareholders from:
Net investment income .	(0.62)	(1.37)	(0.36)	(1.27)	(0.70)
Net realized gains. . . . . .	-	(0.05)	-	(0.05)	-

Total distributions. . . .	(0.62)	(1.42)	(0.36)	(1.32)	(0.70)

Transaction fees(b) . . . . .	0.00(c)	0.04	-	0.04	-
Net asset value at end
of period . . . . . . . . . . .	$24.77	$25.20	$24.85	$24.67	$25.67
Market price at end of
	24.84(d)	$25.22(d)	$24.92(d)	$24.71(d)	$25.65
period. . . . . . . . . . . . . .	$
Net Asset Value Total

Return(e) . . . . . . . . . . . . .	0.75%	7.44%	2.22%	1.21%	5.67%
Market Price Total
Return(e) . . . . . . . . . . . . .	0.95%	7.22%	2.34%	1.44%
Ratios/Supplemental
Data:
Net assets at end of
period (000's
omitted). . . . . . . . . . . .	$170,900	$98,261	$47,210	$41,936	$23,103
Ratio to average net
assets of:
Expenses, after	0.42%(f)	0.42%(g)	0.42%(f)	0.44%	0.42%(f)
Waivers . . . . . . . . . .
Expenses, prior to	0.42%(f)	0.43%(g)
Waivers . . . . . . . . . .
Net investment	4.83%(f)	5.43%(g)	5.30%(f)		5.10%(f)
income . . . . . . . . . . .				5.14%
Portfolio turnover
rate(h). . . . . . . . . . . . . .	14%	22%	8%	24%	7%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)Amount represents less than $0.005.

(d)The mean between the last bid and ask prices.

(e)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

				For the Period
	Six Months Ended			September 27, 2017(a)
	February 29,		Three Months Ended	Through
	2020	Year Ended August 31,	August 31,	May 31,
	(Unaudited)	2019	2018	2018
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . .	$24.48	$24.28	$23.96	$25.01
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . .
	0.67	1.43	0.38	0.90
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.49)	0.15	0.31	(1.29)

Total from investment operations . . . . . . . . . . . . .	0.18	1.58	0.69	(0.39)
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . .	(0.68)	(1.43)	(0.38)	(0.73)

Transaction fees(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.00(c)	0.05	0.01	0.07

Net asset value at end of period . . . . . . . . . . . . . . . .	$23.98	$24.48	$24.28	$23.96
Market price at end of period(d) . . . . . . . . . . . . . . . . .
	$24.07	$24.53	$24.31	$24.03
Net Asset Value Total Return(e) . . . . . . . . . . . . . . . . .
	0.71%	7.06%	2.94%	(1.31)%
Market Price Total Return(e) . . . . . . . . . . . . . . . . . . . .	0.88%	7.15%	2.76%	(1.03)%
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . .	$119,905	$75,879	$21,856	$14,374
Ratio to average net assets of:	0.42%(f)	0.42%(g)	0.42%(f)	0.42%(f)
Expenses, after Waivers . . . . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers . . . . . . . . . . . . . . . . . . .	0.42%(f)	0.43%(g)
Net investment income. . . . . . . . . . . . . . . . . . . . . .	5.47%(f)	5.98%(g)	6.33%(f)	5.50%(f)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . .	9%	14%	9%	5%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)Amount represents less than 0.005%.

(d)The mean between the last bid and ask prices.

(e)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

			For the Period
	Six Months Ended		August 7, 2018(a)
	February 29,		Through
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.70	$25.14	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . .
	0.66	1.45	0.09
Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . .	(0.39)	0.51	0.05

Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.27	1.96	0.14
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.69)	(1.51)	-
Net realized gains. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.02)	-	-

Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.71)	(1.51)	-
Transaction fees(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	-	0.11	-

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.26	$25.70	$25.14
Market price at end of period(c) . . . . . . . . . . . . . . . . . . .
	$25.33	$25.75	$25.15

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.04%	8.62%	0.56%(e)
Market Price Total Return(d). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.11%	8.80%	0.60%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$58,103	$25,702	$5,029
Ratio to average net assets of:	0.42%(f)	0.44%(g)	0.42%(f)
Expenses, after Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.42%(f)	0.45%(g)
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.18%(f)	5.79%(g)	5.54%(f)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27%	48%	0%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (August 9, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.48%. The market price total return from Fund Inception to August 31, 2018 was 0.56%.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.03%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

For the Period
September 10, 2019(a)
Through
February 29,
2020
(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.53
Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.23)
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.30
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.50)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$24.80

Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$24.92

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.17%(e)

Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.66%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$14,882
Ratio to average net assets of:	0.41%(f)

Expenses, after Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Expenses, prior to Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

0.42%(f)

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

4.45%(f)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to February 29, 2020 was 1.37%. The market price total return from Fund Inception to February 29, 2020 was 1.66%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2021 Municipal Bond ETF (BSML)

For the Period
September 23, 2019(a)
Through
February 29,
2020
(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.12
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.15
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.27
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.11)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.16

Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$25.14

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.11%(e)

Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.03%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,065
Ratio to average net assets of:	0.18%(f)

Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.10%(f)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to February 29, 2020 was 1.15%. The market price total return from Fund Inception to February 29, 2020 was 1.03%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)

For the Period
September 23, 2019(a)
Through
February 29,
2020
(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.13
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.28
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.41
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.13)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.28

Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$25.27

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.64%(e)

Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.60%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,112
Ratio to average net assets of:	0.18%(f)

Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.21%(f)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to February 29, 2020 was 1.73%. The market price total return from Fund Inception to February 29, 2020 was 1.60%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)

For the Period
September 23, 2019(a)
Through
February 29,
2020
(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.12
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.36
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.48
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.12)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.36

Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$25.33

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.94%(e)

Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.82%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,144
Ratio to average net assets of:	0.18%(f)

Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.13%(f)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to February 29, 2020 was 2.02%. The market price total return from Fund Inception to February 29, 2020 was 1.78%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

For the Period
September 23, 2019(a)
Through
February 29,
2020
(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.14
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.53
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.67
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.14)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.53

Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$25.49

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

2.68%(e)

Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

2.52%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,210
Ratio to average net assets of:	0.18%(f)

Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.28%(f)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to February 29, 2020 was 2.68%. The market price total return from Fund Inception to February 29, 2020 was 2.52%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

For the Period
September 23, 2019(a)
Through
February 29,
2020
(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.15
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.66
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.81
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.15)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.66

Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$25.62

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

3.24%(e)

Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

3.08%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,264
Ratio to average net assets of:	0.18%(f)

Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.38%(f)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to February 29, 2020 was 3.24%. The market price total return from Fund Inception to February 29, 2020 was 3.04%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

For the Period
September 23, 2019(a)
Through
February 29,
2020
(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.19
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.86
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.05
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.18)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.87

Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$25.82

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

4.24%(e)

Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

4.03%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,348
Ratio to average net assets of:	0.18%(f)

Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.71%(f)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to February 29, 2020 was 4.24%. The market price total return from Fund Inception to February 29, 2020 was 4.41%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

For the Period
September 23, 2019(a)
Through
February 29,
2020
(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.19
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.88
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.07
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.18)
Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.89

Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$25.83

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

4.32%(e)

Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

4.08%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$5,177
Ratio to average net assets of:	0.18%(f)

Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.71%(f)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to February 29, 2020 was 4.32%. The market price total return from Fund Inception to February 29, 2020 was 4.20%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

For the Period
September 23, 2019(a)
Through
February 29,
2020
(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.20
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.04
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.24
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.19)
Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$26.05

Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$25.98

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

5.00%(e)

Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

4.71%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$5,210
Ratio to average net assets of:	0.18%(f)

Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.79%(f)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to February 29, 2020 was 4.91%. The market price total return from Fund Inception to February 29, 2020 was 4.59%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

For the Period
September 23, 2019(a)
Through
February 29,
2020
(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.21
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.03
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.24
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.20)
Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$26.04

Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$25.96

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

5.00%(e)

Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

4.67%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$5,209
Ratio to average net assets of:	0.18%(f)

Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1.88%(f)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to February 29, 2020 was 5.08%. The market price total return from Fund Inception to February 29, 2020 was 4.71%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)

		For the Period
	Six Months Ended	October 2, 2018(a)
	February 29,	Through
	2020	August 31,
	(Unaudited)	2019
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.53	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . .
	0.48	0.88
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.00)(c)	0.58

Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.48	1.46
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.48)	(0.88)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.01)	(0.01)
Return of capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	(0.04)

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.49)	(0.93)

Net asset value at end of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.52	$25.53
Market price at end of period(d) . . . . . . . . . . . . . .
	$25.56	$25.58

Net Asset Value Total Return(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.91%	5.98%(f)
Market Price Total Return(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.87%	6.18%(f)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,207	$10,213
Ratio to average net assets of:	0.29%(g)	0.32%(h)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.81%(g)	3.84%(h)
Portfolio turnover rate(i) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4%	13%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)Amount represents less than $(0.005).

(d)The mean between the last bid and ask prices.

(e)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the exchange) to August 31, 2019 was 6.62%. The market price total return from Fund Inception to August 31, 2019 was 6.70%.

(g)Annualized.

(h)Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.

(i)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)

		For the Period
	Six Months Ended	October 2, 2018(a)
	February 29,	Through
	2020	August 31,
	(Unaudited)	2019
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.91	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . .
	0.52	0.95
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.12	0.92

Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.64	1.87
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.52)	(0.96)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.05)	-

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.57)	(0.96)

Net asset value at end of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.98	$25.91
Market price at end of period(c) . . . . . . . . . . . . . .
	$25.97	$25.95

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.50%	7.63%(e)
Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.30%	7.79%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,394	$10,365
Ratio to average net assets of:	0.29%(f)	0.32%(g)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.04%(f)	4.11%(g)
Portfolio turnover rate(h). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1%	15%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the exchange) to August 31, 2019 was 8.41%. The market price total return from Fund Inception to August 31, 2019 was 8.45%.

(f)Annualized.

(g)Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

		For the Period
	Six Months Ended	October 2, 2018(a)
	February 29,	Through
	2020	August 31,
	(Unaudited)	2019
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$26.17	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . .
	0.53	0.98
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.17	1.17

Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.70	2.15
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.54)	(0.98)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.10)	-

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.64)	(0.98)

Net asset value at end of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$26.23	$26.17
Market price at end of period(c) . . . . . . . . . . . . . .
	$26.23	$26.19

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.70%	8.79%(e)
Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.62%	8.87%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,494	$10,466
Ratio to average net assets of:	0.29%(f)	0.32%(g)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.06%(f)	4.24%(g)
Portfolio turnover rate(h). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6%	16%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the exchange) to August 31, 2019 was 9.68%. The market price total return from Fund Inception to August 31, 2019 was 9.57%.

(f)Annualized.

(g)Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

		For the Period
	Six Months Ended	October 2, 2018(a)
	February 29,	Through
	2020	August 31,
	(Unaudited)	2019
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$26.44	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . .
	0.54	1.05
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.18	1.46

Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.72	2.51
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.55)	(1.07)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.10)	-

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.65)	(1.07)
Transaction fees(b). . . . . . . . . . . . . . . . . . . . . . . . .
	0.05	-

Net asset value at end of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$26.56	$26.44
Market price at end of period(c) . . . . . . . . . . . . . .
	$26.40	$26.53

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.96%	10.29%(e)
Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.99%	10.66%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$15,935	$10,575
Ratio to average net assets of:	0.29%(f)	0.32%(g)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.08%(f)	4.52%(g)
Portfolio turnover rate(h). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9%	10%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the exchange) to August 31, 2019 was 11.26%. The market price total return from Fund Inception to August 31, 2019 was 11.46%.

(f)Annualized.

(g)Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 29, 2020 (Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the "Trust") was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This report includes the following portfolios:

Full Name	Short Name

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)	"BulletShares 2020 Corporate Bond ETF"
Invesco BulletShares 2021 Corporate Bond ETF (BSCL)	"BulletShares 2021 Corporate Bond ETF"

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)	"BulletShares 2022 Corporate Bond ETF"
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	"BulletShares 2023 Corporate Bond ETF"

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	"BulletShares 2024 Corporate Bond ETF"
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	"BulletShares 2025 Corporate Bond ETF"

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	"BulletShares 2026 Corporate Bond ETF"
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	"BulletShares 2027 Corporate Bond ETF"

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	"BulletShares 2028 Corporate Bond ETF"
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)*	"BulletShares 2029 Corporate Bond ETF"

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)	"BulletShares 2020 High Yield Corporate Bond ETF"
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)	"BulletShares 2021 High Yield Corporate Bond ETF"

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)	"BulletShares 2022 High Yield Corporate Bond ETF"
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)	"BulletShares 2023 High Yield Corporate Bond ETF"

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	"BulletShares 2024 High Yield Corporate Bond ETF"
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	"BulletShares 2025 High Yield Corporate Bond ETF"

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	"BulletShares 2026 High Yield Corporate Bond ETF"
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)*	"BulletShares 2027 High Yield Corporate Bond ETF"

Invesco BulletShares 2021 Municipal Bond ETF (BSML)**	"BulletShares 2021 Municipal Bond ETF"
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)**	"BulletShares 2022 Municipal Bond ETF"

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)**	"BulletShares 2023 Municipal Bond ETF"
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)**	"BulletShares 2024 Municipal Bond ETF"

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)**	"BulletShares 2025 Municipal Bond ETF"
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)**	"BulletShares 2026 Municipal Bond ETF"

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)**	"BulletShares 2027 Municipal Bond ETF"
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)**	"BulletShares 2028 Municipal Bond ETF"

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)**	"BulletShares 2029 Municipal Bond ETF"
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)	"BulletShares 2021 USD Emerging Markets Debt ETF"

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)	"BulletShares 2022 USD Emerging Markets Debt ETF"
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	"BulletShares 2023 USD Emerging Markets Debt ETF"

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)	"BulletShares 2024 USD Emerging Markets Debt ETF"
* Commenced operations on September 10, 2019.
** Commenced operations on September 23, 2019.

Each portfolio (each, a "Fund", and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):

Fund	Underlying Index

BulletShares 2020 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2020 Index
BulletShares 2021 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2021 Index
BulletShares 2022 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2022 Index
BulletShares 2023 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2023 Index
BulletShares 2024 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2024 Index
BulletShares 2025 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2025 Index
BulletShares 2026 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2026 Index
BulletShares 2027 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2027 Index
BulletShares 2028 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2028 Index
BulletShares 2029 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2029 Index
BulletShares 2020 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2020 Index
BulletShares 2021 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2021 Index
BulletShares 2022 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2022 Index
BulletShares 2023 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2023 Index
BulletShares 2024 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index
BulletShares 2025 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2025 Index
BulletShares 2026 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2026 Index
BulletShares 2027 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2027 Index
BulletShares 2021 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2021 Index
BulletShares 2022 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2022 Index
BulletShares 2023 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2023 Index
BulletShares 2024 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2024 Index
BulletShares 2025 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2025 Index
BulletShares 2026 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2026 Index
BulletShares 2027 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2027 Index
BulletShares 2028 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2028 Index
BulletShares 2029 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2029 Index
BulletShares 2021 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2021 Index
BulletShares 2022 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2022 Index
BulletShares 2023 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2023 Index
BulletShares 2024 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2024 Index

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investment companies are valued using such company's NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts') prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants ("APs") may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to each Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund's net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund's investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of the return between each Fund and conventional ETFs.

Changing Global Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board ("FRB") keeping the federal funds rates at, near or below zero. The "tapering" in 2015 of the FRB's quantitative easing program, combined with the FRB's changes to the target range for the Federal Funds Rate may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund's investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and each Fund's transaction costs.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Emerging Markets Sovereign Debt Risk. For certain Funds, government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to each Fund's rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund's NAV.

Municipal Securities Risk. Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service ("IRS") determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Correlation Risk. Each Fund's return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because each Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund's use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Non-Investment Grade Securities Risk. Certain Funds invest in non-investment grade securities. The risk of investing in non-investment grade securities is a form of credit risk. Securities that are rated non-investment grade, commonly referred to as "junk bonds," are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. Non-investment grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of non-investment grade securities have found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on non-investment grade securities will fluctuate. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.

Sampling Risk. Certain Funds' use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

U.S. Treasury Obligations Risk. Certain Funds will invest in obligations issued or guaranteed by the U.S. Treasury.

U.S. Treasury securities are backed by the "full faith and credit" of the United States; however, the U.S. Government does not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Because

U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

C.Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's NAV and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund's Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a tax return of capital at fiscal year-end.

F.Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

Each Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses - Expenses of the Trust that are excluded from a Fund's unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund's unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications - Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.Securities Lending - Each Fund may participate in securities lending and loan portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of Net Assets)

BulletShares 2020 Corporate Bond ETF	0.10%
BulletShares 2021 Corporate Bond ETF	0.10%

BulletShares 2022 Corporate Bond ETF	0.10%
BulletShares 2023 Corporate Bond ETF	0.10%

BulletShares 2024 Corporate Bond ETF	0.10%
BulletShares 2025 Corporate Bond ETF	0.10%

BulletShares 2026 Corporate Bond ETF	0.10%
BulletShares 2027 Corporate Bond ETF	0.10%

BulletShares 2028 Corporate Bond ETF	0.10%
BulletShares 2029 Corporate Bond ETF	0.10%

BulletShares 2020 High Yield Corporate Bond ETF	0.42%
BulletShares 2021 High Yield Corporate Bond ETF	0.42%

BulletShares 2022 High Yield Corporate Bond ETF	0.42%
BulletShares 2023 High Yield Corporate Bond ETF	0.42%

BulletShares 2024 High Yield Corporate Bond ETF	0.42%
BulletShares 2025 High Yield Corporate Bond ETF	0.42%

BulletShares 2026 High Yield Corporate Bond ETF	0.42%
BulletShares 2027 High Yield Corporate Bond ETF	0.42%

BulletShares 2021 Municipal Bond ETF	0.18%
BulletShares 2022 Municipal Bond ETF	0.18%

BulletShares 2023 Municipal Bond ETF	0.18%
BulletShares 2024 Municipal Bond ETF	0.18%

BulletShares 2025 Municipal Bond ETF	0.18%
BulletShares 2026 Municipal Bond ETF	0.18%

BulletShares 2027 Municipal Bond ETF	0.18%
BulletShares 2028 Municipal Bond ETF	0.18%

BulletShares 2029 Municipal Bond ETF	0.18%
BulletShares 2021 USD Emerging Markets Debt ETF	0.29%

BulletShares 2022 USD Emerging Markets Debt ETF	0.29%
BulletShares 2023 USD Emerging Markets Debt ETF	0.29%

BulletShares 2024 USD Emerging Markets Debt ETF	0.29%

For BulletShares 2020 Corporate Bond ETF, BulletShares 2021 Corporate Bond ETF, BulletShares 2022 Corporate Bond ETF, BulletShares 2023 Corporate Bond ETF, BulletShares 2024 Corporate Bond ETF, BulletShares 2025 Corporate Bond ETF, BulletShares 2026 Corporate Bond ETF, BulletShares 2027 Corporate Bond ETF, BulletShares 2020 High Yield Corporate Bond ETF, BulletShares 2021 High Yield Corporate Bond ETF, BulletShares 2022 High Yield Corporate Bond ETF, BulletShares 2023 High Yield Corporate Bond ETF and BulletShares 2024 High Yield Corporate Bond ETF, the Adviser has agreed to waive a portion of each Fund's unitary management fee to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and litigation expenses, and extraordinary expenses) from exceeding each such Fund's unitary management fee in effect at the time of its reorganization through at least (i) April 6, 2020 for each such Fund and (ii) May 18, 2020 for BulletShares 2025 High Yield Corporate Bond ETF.

Further, through at least August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund's investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended February 29, 2020, the Adviser waived fees for each Fund in the following amounts:

BulletShares 2020 Corporate Bond ETF	$41,227
BulletShares 2021 Corporate Bond ETF	10,026

BulletShares 2022 Corporate Bond ETF	6,517
BulletShares 2023 Corporate Bond ETF	3,428

BulletShares 2024 Corporate Bond ETF	4,489
BulletShares 2025 Corporate Bond ETF	1,713

BulletShares 2026 Corporate Bond ETF	984
BulletShares 2027 Corporate Bond ETF	544

BulletShares 2028 Corporate Bond ETF	717
BulletShares 2029 Corporate Bond ETF*	106

BulletShares 2020 High Yield Corporate Bond ETF	81,031
BulletShares 2021 High Yield Corporate Bond ETF	34,287

BulletShares 2022 High Yield Corporate Bond ETF	16,688
BulletShares 2023 High Yield Corporate Bond ETF	8,913

BulletShares 2024 High Yield Corporate Bond ETF	2,873
BulletShares 2025 High Yield Corporate Bond ETF	1,194

BulletShares 2026 High Yield Corporate Bond ETF	691
BulletShares 2027 High Yield Corporate Bond ETF*	125

BulletShares 2021 Municipal Bond ETF**	8
BulletShares 2022 Municipal Bond ETF**	36

BulletShares 2023 Municipal Bond ETF**	3
BulletShares 2024 Municipal Bond ETF**	43

BulletShares 2025 Municipal Bond ETF**	24
BulletShares 2026 Municipal Bond ETF**	12

BulletShares 2027 Municipal Bond ETF**	1
BulletShares 2028 Municipal Bond ETF**	2

BulletShares 2029 Municipal Bond ETF**	2
BulletShares 2021 USD Emerging Markets Debt ETF	99

BulletShares 2022 USD Emerging Markets Debt ETF	101
BulletShares 2023 USD Emerging Markets Debt ETF	72

BulletShares 2024 USD Emerging Markets Debt ETF	97
* For the period September 10, 2019 (commencement of investment operations) through February 29, 2020.
** For the period September 23, 2019 (commencement of investment operations) through February 29, 2020.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the "Licensor"). "Nasdaq" is a trademark of The Nasdaq OMX Group, Inc. and has been licensed for use in the name of each Underlying Index by the Licensor. "BulletShares®" and the name of each Underlying Index are trademarks of the Licensor and have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with

Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six-month period ended February 29, 2020, the following Funds engaged in transactions with affiliates as listed below:

		Securities Purchases	Securities Sales	Net Realized Gains (Losses)
BulletShares 2020 Corporate Bond ETF		$12,745,652	$3,744,639	$ 22,658
BulletShares 2021 Corporate Bond ETF		12,942,978	2,757,165	(6,392)

BulletShares 2022 Corporate Bond ETF		11,004,691	3,617,055	(452,188)
BulletShares 2024	Corporate Bond ETF	724,680	-	-

BulletShares 2026	Corporate Bond ETF	359,220	-	-
BulletShares 2020 High Yield Corporate Bond ETF		14,522,307	4,274,331	17,735

BulletShares 2026	High Yield Corporate Bond ETF	-	626,119	13,078

NOTE 5—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of February 29, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3		Total
BulletShares 2020 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,590,995,623		$-	$1,590,995,623
Money Market Funds	72,225,648	-		-	72,225,648

Total Investments	$72,225,648	$1,590,995,623		$-	$1,663,221,271
BulletShares 2021 Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,871,637,938		$-	$1,871,637,938

Money Market Funds	9,194,196	-		-	9,194,196

Total Investments	$9,194,196	$1,871,637,938		$-	$1,880,832,134

BulletShares 2022 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,769,713,060		$-	$1,769,713,060
Money Market Funds	22,054,192	-		-	22,054,192

Total Investments	$22,054,192	$1,769,713,060		$-	$1,791,767,252
BulletShares 2023 Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,141,052,737		$-	$1,141,052,737

Money Market Funds	1,842,509	-		-	1,842,509

Total Investments	$1,842,509	$1,141,052,737		$-	$1,142,895,246

	Level 1	Level 2	Level 3	Total
BulletShares 2024 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$920,716,046	$-	$920,716,046
Money Market Funds	4,547,221	-	-	4,547,221

Total Investments	$4,547,221	$920,716,046	$-	$925,263,267
BulletShares 2025 Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$480,162,008	$-	$480,162,008

Money Market Funds	2,607,766	-	-	2,607,766

Total Investments	$2,607,766	$480,162,008	$-	$482,769,774

BulletShares 2026 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$211,462,801	$-	$211,462,801
Money Market Funds	510,288	-	-	510,288

Total Investments	$510,288	$211,462,801	$-	$211,973,089
BulletShares 2027 Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$152,803,967	$-	$152,803,967

Money Market Funds	1,121,251	-	-	1,121,251

Total Investments	$1,121,251	$152,803,967	$-	$153,925,218

BulletShares 2028 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$110,036,882	$-	$110,036,882
Money Market Funds	3,218,506	-	-	3,218,506

Total Investments	$3,218,506	$110,036,882	$-	$113,255,388
BulletShares 2029 Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$18,310,527	$-	$18,310,527

Money Market Funds	489,498	-	-	489,498

Total Investments	$489,498	$18,310,527	$-	$18,800,025

BulletShares 2020 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$815,963,285	$-	$815,963,285
U.S. Treasury Securities	-	220,113,349	-	220,113,349

Common Stocks & Other Equity Interests	-	-	352,215	352,215
Money Market Funds	9,561,288	-	-	9,561,288

Total Investments	$9,561,288	$1,036,076,634	$352,215	$1,045,990,137
BulletShares 2021 High Yield Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,087,203,653	$-	$1,087,203,653

Money Market Funds	68,711,591	-	-	68,711,591

Total Investments	$68,711,591	$1,087,203,653	$-	$1,155,915,244

BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$746,200,358	$-	$746,200,358
Money Market Funds	29,214,533	-	-	29,214,533

Total Investments	$29,214,533	$746,200,358	$-	$775,414,891
BulletShares 2023 High Yield Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$367,538,154	$-	$367,538,154

Money Market Funds	42,481,185	-	-	42,481,185

Total Investments	$42,481,185	$367,538,154	$-	$410,019,339

	Level 1	Level 2	Level 3		Total
BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$166,120,589		$-	$166,120,589
Money Market Funds	10,756,784	-		-	10,756,784

Total Investments	$10,756,784	$166,120,589		$-	$176,877,373
BulletShares 2025 High Yield Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$117,257,049		$-	$117,257,049

Money Market Funds	10,303,866	-		-	10,303,866

Total Investments	$10,303,866	$117,257,049		$-	$127,560,915

BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$56,245,023		$-	$56,245,023
Money Market Funds	2,959,878	-		-	2,959,878

Total Investments	$2,959,878	$56,245,023		$-	$59,204,901
BulletShares 2027 High Yield Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$14,635,118		$-	$14,635,118

Money Market Funds	632,582	-		-	632,582

Total Investments	$632,582	$14,635,118		$-	$15,267,700

BulletShares 2021 USD Emerging Markets Debt ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$9,577,445		$-	$9,577,445
Money Market Funds	522,982	-		-	522,982

Total Investments	$522,982	$9,577,445		$-	$10,100,427
BulletShares 2022 USD Emerging Markets Debt ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$10,206,541		$-	$10,206,541

Money Market Funds	118,484	-		-	118,484

Total Investments	$118,484	$10,206,541		$-	$10,325,025

BulletShares 2023 USD Emerging Markets Debt ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$10,322,761		$-	$10,322,761
Money Market Funds	234,464	-		-	234,464

Total Investments	$234,464	$10,322,761		$-	$10,557,225
BulletShares 2024 USD Emerging Markets Debt ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$15,614,551		$-	$15,614,551

Money Market Funds	145,692	-		-	145,692

Total Investments	$145,692	$15,614,551		$-	$15,760,243

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2019, as follows:

	No expiration
	Short-Term	Long-Term	Total*

BulletShares 2020 Corporate Bond ETF	$85,991	$ 791,703	$ 877,694
BulletShares 2021 Corporate Bond ETF	148,177	117,284	265,461

BulletShares 2022 Corporate Bond ETF	-	-	-
BulletShares 2023 Corporate Bond ETF	-	-	-

BulletShares 2024 Corporate Bond ETF	729,606	458,258	1,187,864
BulletShares 2025 Corporate Bond ETF	179,979	114,286	294,265

BulletShares 2026 Corporate Bond ETF	-	-	-
BulletShares 2027 Corporate Bond ETF	-	-	-

BulletShares 2028 Corporate Bond ETF	-	-	-
BulletShares 2020 High Yield Corporate Bond ETF	17,766,804	6,067,668	23,834,472

BulletShares 2021 High Yield Corporate Bond ETF	6,231,232	4,673,461	10,904,693
BulletShares 2022 High Yield Corporate Bond ETF	2,838,574	2,413,061	5,251,635

BulletShares 2023 High Yield Corporate Bond ETF	471,081	1,259,347	1,730,428
BulletShares 2024 High Yield Corporate Bond ETF	285,810	211,363	497,173

BulletShares 2025 High Yield Corporate Bond ETF	278,693	147,689	426,382
BulletShares 2026 High Yield Corporate Bond ETF	-	-	-

BulletShares 2021 USD Emerging Markets Debt ETF	-	-	-
BulletShares 2022 USD Emerging Markets Debt ETF	-	-	-

BulletShares 2023 USD Emerging Markets Debt ETF	-	-	-
BulletShares 2024 USD Emerging Markets Debt ETF	-	-	-

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
BulletShares 2020 Corporate Bond ETF	$ 39,749,283	$439,894,924
BulletShares 2021 Corporate Bond ETF	144,001,488	136,675,622

BulletShares 2022 Corporate Bond ETF	116,329,947	98,408,004
BulletShares 2023 Corporate Bond ETF	38,929,663	25,748,364

BulletShares 2024 Corporate Bond ETF	62,406,216	16,828,104
BulletShares 2025 Corporate Bond ETF	17,381,068	11,885,325

BulletShares 2026 Corporate Bond ETF	22,124,391	4,071,374
BulletShares 2027 Corporate Bond ETF	25,241,758	3,113,233

BulletShares 2028 Corporate Bond ETF	31,520,510	1,495,025
BulletShares 2029 Corporate Bond ETF*	12,073,028	-

BulletShares 2020 High Yield Corporate Bond ETF	316,425,201	551,241,477
BulletShares 2021 High Yield Corporate Bond ETF	338,482,498	270,197,451

BulletShares 2022 High Yield Corporate Bond ETF	222,888,783	154,328,740
BulletShares 2023 High Yield Corporate Bond ETF	84,000,745	64,930,969

BulletShares 2024 High Yield Corporate Bond ETF	30,045,408	17,123,591
BulletShares 2025 High Yield Corporate Bond ETF	13,083,418	8,200,362

BulletShares 2026 High Yield Corporate Bond ETF	14,259,255	10,786,293
BulletShares 2027 High Yield Corporate Bond ETF*	10,054,540	2,317,072

BulletShares 2021 Municipal Bond ETF**	10,148,246	200,000
BulletShares 2022 Municipal Bond ETF**	9,978,697	-

BulletShares 2023 Municipal Bond ETF**	9,790,947	-
BulletShares 2024 Municipal Bond ETF**	9,931,074	-

BulletShares 2025 Municipal Bond ETF**	9,950,207	-

	Purchases	Sales
BulletShares 2026 Municipal Bond ETF**	$ 9,776,479	$-

BulletShares 2027 Municipal Bond ETF**	4,838,373	-
BulletShares 2028 Municipal Bond ETF**	4,942,422	-

BulletShares 2029 Municipal Bond ETF**	4,922,036	-
BulletShares 2021 USD Emerging Markets Debt ETF	419,362	898,246

BulletShares 2022 USD Emerging Markets Debt ETF	105,417	144,788
BulletShares 2023 USD Emerging Markets Debt ETF	646,296	638,667

BulletShares 2024 USD Emerging Markets Debt ETF	6,255,339	1,085,513

*For the period September 10, 2019 (commencement of investment operations) through February 29, 2020. ** For the period September 23, 2019 (commencement of investment operations) through February 29, 2020.

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions) for BulletShares 2020 High Yield Corporate Bond ETF amounted to $0 and $0, respectively.

For the six-month period ended February 29, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered

BulletShares 2020 Corporate Bond ETF	$ 7,765,010	$69,182,525
BulletShares 2021 Corporate Bond ETF	272,284,596	25,138,631

BulletShares 2022 Corporate Bond ETF	404,999,441	18,856,158
BulletShares 2023 Corporate Bond ETF	304,809,565	5,945,774

BulletShares 2024 Corporate Bond ETF	293,281,139	-
BulletShares 2025 Corporate Bond ETF	160,119,882	3,161,181

BulletShares 2026 Corporate Bond ETF	57,174,727	-
BulletShares 2027 Corporate Bond ETF	55,937,252	-

BulletShares 2028 Corporate Bond ETF	41,596,127	-
BulletShares 2029 Corporate Bond ETF*	5,757,242	-

BulletShares 2020 High Yield Corporate Bond ETF	13,295,705	29,406,511
BulletShares 2021 High Yield Corporate Bond ETF	255,227,678	6,925,711

BulletShares 2022 High Yield Corporate Bond ETF	202,127,063	-
BulletShares 2023 High Yield Corporate Bond ETF	121,758,164	-

BulletShares 2024 High Yield Corporate Bond ETF	65,576,149	4,484,931
BulletShares 2025 High Yield Corporate Bond ETF	47,399,987	6,757,508

BulletShares 2026 High Yield Corporate Bond ETF	50,840,571	22,211,079
BulletShares 2027 High Yield Corporate Bond ETF*	7,056,210	-

BulletShares 2021 Municipal Bond ETF**	-	-
BulletShares 2022 Municipal Bond ETF**	-	-

BulletShares 2023 Municipal Bond ETF**	-	-
BulletShares 2024 Municipal Bond ETF**	-	-

BulletShares 2025 Municipal Bond ETF**	-	-
BulletShares 2026 Municipal Bond ETF**	-	-

BulletShares 2027 Municipal Bond ETF**	-	-
BulletShares 2028 Municipal Bond ETF**	-	-

BulletShares 2029 Municipal Bond ETF**	-	-
BulletShares 2021 USD Emerging Markets Debt ETF	-	-

BulletShares 2022 USD Emerging Markets Debt ETF	-	-
BulletShares 2023 USD Emerging Markets Debt ETF	-	-

BulletShares 2024 USD Emerging Markets Debt ETF	-	-

*For the period September 10, 2019 (commencement of investment operations) through February 29, 2020. ** For the period September 23, 2019 (commencement of investment operations) through February 29, 2020.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 29, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

BulletShares 2020 Corporate Bond ETF	$ 5,465,024	$ (130,229)	$ 5,334,795	$1,657,886,476
BulletShares 2021 Corporate Bond ETF	24,859,458	(832,722)	24,026,736	1,856,805,398

BulletShares 2022 Corporate Bond ETF	43,560,637	(1,123,038)	42,437,599	1,749,329,653
BulletShares 2023 Corporate Bond ETF	41,940,536	(452,204)	41,488,332	1,101,406,914

BulletShares 2024 Corporate Bond ETF	38,697,513	(349,233)	38,348,280	886,914,987
BulletShares 2025 Corporate Bond ETF	25,502,259	(128,367)	25,373,892	457,395,882

BulletShares 2026 Corporate Bond ETF	12,223,137	(102,467)	12,120,670	199,852,419
BulletShares 2027 Corporate Bond ETF	8,037,938	(230,438)	7,807,500	146,117,718

BulletShares 2028 Corporate Bond ETF	5,298,761	(173,981)	5,124,780	108,130,608
BulletShares 2029 Corporate Bond ETF*	517,404	(9,148)	508,256	18,291,769

BulletShares 2020 High Yield Corporate Bond ETF	2,090,544	(3,050,243)	(959,699)	1,046,949,836
BulletShares 2021 High Yield Corporate Bond ETF	5,449,426	(21,889,914)	(16,440,488)	1,172,355,732

BulletShares 2022 High Yield Corporate Bond ETF	6,352,551	(14,542,207)	(8,189,656)	783,604,547
BulletShares 2023 High Yield Corporate Bond ETF	3,800,023	(7,774,039)	(3,974,016)	413,993,355

BulletShares 2024 High Yield Corporate Bond ETF	1,391,275	(3,290,385)	(1,899,110)	178,776,483
BulletShares 2025 High Yield Corporate Bond ETF	1,549,423	(2,976,579)	(1,427,156)	128,988,071

BulletShares 2026 High Yield Corporate Bond ETF	233,147	(1,887,351)	(1,654,204)	60,859,105
BulletShares 2027 High Yield Corporate Bond ETF*	69,835	(233,527)	(163,692)	15,431,392

BulletShares 2021 Municipal Bond ETF*	62,709	(40)	62,669	9,803,940
BulletShares 2022 Municipal Bond ETF*	110,108	-	110,108	9,847,116

BulletShares 2023 Municipal Bond ETF*	142,307	-	142,307	9,664,623
BulletShares 2024 Municipal Bond ETF*	208,767	-	208,767	9,814,965

BulletShares 2025 Municipal Bond ETF*	262,733	-	262,733	9,840,964
BulletShares 2026 Municipal Bond ETF*	346,319	-	346,319	9,689,265

BulletShares 2027 Municipal Bond ETF*	188,950	(12,203)	176,747	4,795,717
BulletShares 2028 Municipal Bond ETF*	209,116	-	209,116	4,901,566

BulletShares 2029 Municipal Bond ETF*	207,815	-	207,815	4,883,960
BulletShares 2021 USD Emerging Markets Debt ETF	208,806	-	208,806	9,891,621

BulletShares 2022 USD Emerging Markets Debt ETF	394,320	(4,795)	389,525	9,935,500
BulletShares 2023 USD Emerging Markets Debt ETF	499,007	(9,118)	489,889	10,067,336

BulletShares 2024 USD Emerging Markets Debt ETF	655,957	(104,458)	551,499	15,208,744

* In the Fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until it's fiscal year-end reporting period.

NOTE 8—Trustees' and Officer's Fees

Trustees' and Officer's Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund's unitary management fee, pays for such compensation for the Funds. The Trustee who is an "interested person" of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of their compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9—Capital

Shares are issued and redeemed by the Funds only in Creation Units of 150,000 for BulletShares 2020 Corporate Bond ETF, BulletShares 2021 Corporate Bond ETF, BulletShares 2022 Corporate Bond ETF, BulletShares 2023 Corporate Bond ETF, BulletShares 2024 Corporate Bond ETF, BulletShares 2025 Corporate Bond ETF, BulletShares 2026 Corporate Bond ETF, BulletShares 2027 Corporate Bond ETF, BulletShares 2028 Corporate Bond ETF and BulletShares 2029 Corporate Bond ETF and

100,000 for BulletShares 2020 High Yield Corporate Bond ETF, BulletShares 2021 High Yield Corporate Bond ETF, BulletShares 2022 High Yield Corporate Bond ETF, BulletShares 2023 High Yield Corporate Bond ETF, BulletShares 2024 High Yield Corporate Bond ETF, BulletShares 2025 High Yield Corporate Bond ETF, BulletShares 2026 High Yield Corporate Bond ETF, BulletShares 2027 High Yield Corporate Bond ETF, BulletShares 2021 Municipal Bond ETF, BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2021 USD Emerging Markets Debt ETF, BulletShares 2022 USD Emerging Markets Debt ETF, BulletShares 2023 USD Emerging Markets Debt ETF and BulletShares 2024 USD Emerging Markets Debt ETF. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally in exchange for the deposit or delivery of cash. However, the Funds also reserve the right to permit or require Creation Units to be issued in exchange for the deposit or delivery of a basket of securities ("Deposit Securities").

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund's Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds' investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

In addition to the fees and expenses which the Invesco BulletShares 2020 High Yield Corporate Bond ETF and Invesco BulletShares 2021 High Yield Corporate Bond ETF (collectively the "Portfolios") bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies' expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies' expenses that the Portfolios bear indirectly is included in each Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco BulletShares 2020 Corporate Bond ETF (BSCK)

Actual	$1,000.00	$1,011.80	0.10%	$0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50
Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Actual	1,000.00	1,016.70	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

Actual	1,000.00	1,021.80	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50

Calculating your ongoing Fund expenses—(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Actual	$1,000.00	$1,026.70	0.10%	$0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

Actual	1,000.00	1,031.50	0.10	0.51
Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Actual	1,000.00	1,038.20	0.10	0.51
Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

Actual	1,000.00	1,039.80	0.10	0.51
Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Actual	1,000.00	1,038.70	0.10	0.51
Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

Actual	1,000.00	1,038.70	0.10	0.51
Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
Actual	1,000.00	1,053.60(2)	0.10	0.49(3)
Hypothetical (5% return before expenses)	1,000.00	1,024.37(2)	0.10	0.50(3)
Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)

Actual	1,000.00	1,010.60	0.41	2.05
Hypothetical (5% return before expenses)	1,000.00	1,022.82	0.41	2.06
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
Actual	1,000.00	1,002.40	0.41	2.04
Hypothetical (5% return before expenses)	1,000.00	1,022.82	0.41	2.06

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

Actual	1,000.00	1,003.70	0.41	2.04
Hypothetical (5% return before expenses)	1,000.00	1,022.82	0.41	2.06
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Actual	1,000.00	1,011.50	0.41	2.05
Hypothetical (5% return before expenses)	1,000.00	1,022.82	0.41	2.06

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

Actual	1,000.00	1,007.50	0.42	2.10
Hypothetical (5% return before expenses)	1,000.00	1,022.77	0.42	2.11
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Actual	1,000.00	1,007.10	0.42	2.10
Hypothetical (5% return before expenses)	1,000.00	1,022.77	0.42	2.11

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

Actual	1,000.00	1,010.40	0.42	2.10
Hypothetical (5% return before expenses)	1,000.00	1,022.77	0.42	2.11
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
Actual	1,000.00	1,011.70(2)	0.41	1.95(3)
Hypothetical (5% return before expenses)	1,000.00	1,022.82(2)	0.41	2.06(3)

Calculating your ongoing Fund expenses—(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco BulletShares 2021 Municipal Bond ETF (BSML)

Actual	$1,000.00	$1,011.10(4)	0.18%	$0.79(5)
Hypothetical (5% return before expenses)	1,000.00	1,023.97(4)	0.18	0.91(5)
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
Actual	1,000.00	1,016.40(4)	0.18	0.79(5)
Hypothetical (5% return before expenses)	1,000.00	1,023.97(4)	0.18	0.91(5)
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)

Actual	1,000.00	1,019.40(4)	0.18	0.79(5)
Hypothetical (5% return before expenses)	1,000.00	1,023.97(4)	0.18	0.91(5)
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
Actual	1,000.00	1,026.80(4)	0.18	0.80(5)
Hypothetical (5% return before expenses)	1,000.00	1,023.97(4)	0.18	0.91(5)
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

Actual	1,000.00	1,032.40(4)	0.18	0.80(5)
Hypothetical (5% return before expenses)	1,000.00	1,023.97(4)	0.18	0.91(5)
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
Actual	1,000.00	1,042.40(4)	0.18	0.80(5)
Hypothetical (5% return before expenses)	1,000.00	1,023.97(4)	0.18	0.91(5)
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

Actual	1,000.00	1,043.20(4)	0.18	0.80(5)
Hypothetical (5% return before expenses)	1,000.00	1,023.97(4)	0.18	0.91(5)
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
Actual	1,000.00	1,050.00(4)	0.18	0.81(5)
Hypothetical (5% return before expenses)	1,000.00	1,023.97(4)	0.18	0.91(5)
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

Actual	1,000.00	1,050.00(4)	0.18	0.81(5)
Hypothetical (5% return before expenses)	1,000.00	1,023.97(4)	0.18	0.91(5)
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
Actual	1,000.00	1,019.10	0.29	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)

Actual	1,000.00	1,025.00	0.29	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
Actual	1,000.00	1,027.00	0.29	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Calculating your ongoing Fund expenses—(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

Actual	$1,000.00	$1,029.60	0.29%	$1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

(1)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

(2)The actual ending account value is based on the actual total return of the Fund for the period September 10, 2019 (commencement of investment operations) through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(3)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period September 10, 2019 (commencement of investment operations) to February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 173/366. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

(4)The actual ending account value is based on the actual total return of the Fund for the period September 23, 2019 (commencement of investment operations) through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(5)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period September 23, 2019 (commencement of investment operations) to February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 160/366. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

Board Considerations Regarding Approval of Investment Advisory Agreement for

Invesco Emerging Markets Debt Defensive ETF	Invesco BulletShares 2021 USD Emerging Markets Debt ETF
Invesco Emerging Markets Debt Value ETF	Invesco BulletShares 2022 USD Emerging Markets Debt ETF
Invesco High Yield Defensive ETF	Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Invesco High Yield Value ETF	Invesco BulletShares 2024 USD Emerging Markets Debt ETF
Invesco Investment Grade Defensive ETF	Invesco Strategic Developed ex-US ETF
Invesco Investment Grade Value ETF	Invesco Strategic Developed ex-US Small Company ETF
Invesco Multi-Factor Core Fixed Income ETF	Invesco Strategic Emerging Markets ETF
Invesco Multi-Factor Core Plus Fixed Income ETF	Invesco Strategic US ETF
Invesco BulletShares 2028 Corporate Bond ETF	Invesco Strategic US Small Company ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF

At a meeting held on June 14, 2018, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement (the "Agreement") between Invesco Capital Management LLC (the "Adviser") and the Trust for the funds listed above (each, a "Fund" and collectively, the "Funds").

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser's current organization and staffing, including operational support that would be provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. ("Lipper") databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees noted that the proposed unitary advisory fees for Invesco BulletShares 2028 Corporate Bond ETF, Invesco Investment Grade Defensive ETF and Invesco Investment Grade Value ETF were compared to information on the median net expense ratios of peer funds in two Lipper classifications, Corporate Debt Funds A-Rated and Corporate Debt Funds BBB-Rated, that the proposed advisory fee for Invesco Strategic Developed ex-US ETF was compared to information on the median net expense ratios of peer funds in two Lipper classifications, International Multi-Cap Core Funds and International Large-Cap Core Funds and that the proposed advisory fee for Invesco Strategic US ETF was compared to information on the median net expense ratios of peer funds in two Lipper classifications, Multi-Cap Core Funds and Large-Cap Core Funds. The Trustees further noted that the fee data provided by the Adviser included only two passive peer ETFs and only one open-end index peer for certain Funds. The Trustees also considered fee and expense data on Adviser-identified selected peers. The Trustees noted that the fee data provided by the Adviser for certain Funds included only two or three Adviser-identified selected peers.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund's

12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other

Board Considerations Regarding Approval of Investment Advisory Agreement—(continued)

extraordinary expenses. The Trustees noted each Fund's proposed unitary advisory fee as compared to the median net expense ratio of its peer group(s) and select peer group as shown below:

Open-End
		Index Fund	Open-End Active
	ETF Peer Group	Peer Group	Fund Peer Group	Select Peer Group
Fund	(Number of Peers)1	(Number of Peers)2	(Number of Peers)	(Number of Peers)

Invesco Emerging Markets Debt Defensive ETF	Lower than	Lower than	Lower than	Lower than
	median (9)	median (1)	median (63)	median (6)
Invesco Emerging Markets Debt Value ETF	Lower than	Lower than	Lower than	Lower than
	median (9)	median (1)	median (63)	median (6)

Invesco High Yield Defensive ETF	Lower than	N/A	Lower than	Lower than
	median (18)		median (158)	median (2)
Invesco High Yield Value ETF	Lower than	N/A	Lower than	Lower than
	median (18)		median (158)	median (2)

Invesco Investment Grade Defensive ETF (Corporate Debt Funds	Higher than	Lower than	Lower than
A-Rated Lipper Classification)	median (2)	median (1)	median (16)
Invesco Investment Grade Defensive ETF (Corporate Debt Funds BBB	Lower than	Higher than	Lower than	Lower than
Rated Lipper Classification)	median (23)	median (3)	median (58)	median (3)

Invesco Investment Grade Value ETF (Corporate Debt Funds A-Rated	Higher than	Lower than	Lower than
Lipper Classification)	median (2)	median (1)	median (16)
Invesco Investment Grade Value ETF (Corporate Debt Funds BBB	Lower than	Higher than	Lower than	Lower than
Rated Lipper Classification)	median (23)	median (3)	median (58)	median (3)

Invesco Multi-Factor Core Fixed Income ETF	Higher than	Lower than	Lower than	Lower than
	median (8)	median (15)	median (121)	median (5)
Invesco Multi-Factor Core Plus Fixed Income ETF	N/A	Lower than	Lower than	Lower than
		median (1)	median (61)	median (5)

Invesco BulletShares 2028 Corporate Bond ETF (Corporate Debt	Lower than	Lower than	Lower than
Funds A-Rated Lipper Classification)	median (2)	median (1)	median (16)
Invesco BulletShares 2028 Corporate Bond ETF (Corporate Debt	Lower than	Higher than	Lower than	Same as the
Funds BBB Lipper Classification)	median (23)	median (3)	median (58)	median (9)

Invesco BulletShares 2026 High Yield Corporate Bond ETF	Higher than	N/A	Lower than	Higher than
	median (18)		median (158)	median (2)
Invesco BulletShares 2021 USD Emerging Markets Debt ETF	Lower than	Lower than	Lower than	Lower than
	median (9)	median (1)	median (63)	median (6)

Invesco BulletShares 2022 USD Emerging Markets Debt ETF	Lower than	Lower than	Lower than	Lower than
	median (9)	median (1)	median (63)	median (6)
Invesco BulletShares 2023 USD Emerging Markets Debt ETF	Lower than	Lower than	Lower than	Lower than
	median (9)	median (1)	median (63)	median (6)

Invesco BulletShares 2024 USD Emerging Markets Debt ETF	Lower than	Lower than	Lower than	Lower than
	median (9)	median (1)	median (63)	median (6)
Invesco Strategic Developed ex-US ETF (International Multi-Cap Core	Lower than	Lower than	Lower than
Funds Lipper Classification)	median (29)	median (34)	median (65)

Invesco Strategic Developed ex-US ETF (International Large-Cap Core	Lower than	Lower than	Lower than	Lower than
Funds Lipper Classification)	median (4)	median (6)	median (23)	median (7)
Invesco Strategic Developed ex-US Small Company ETF	Lower than	Lower than	Lower than	Lower than
	median (4)	median (1)	median (21)	median (3)

Invesco Strategic Emerging Markets ETF	Lower than	Higher than	Lower than	Lower than
	median (58)	median (10)	median (211)	median (9)
Invesco Strategic US ETF (Multi-Cap Core Funds Lipper Classification)	Lower than	Higher than	Lower than
	median (34)	median (22)	median (194)

Board Considerations Regarding Approval of Investment Advisory Agreement—(continued)

Open-End
		Index Fund	Open-End Active
	ETF Peer Group	Peer Group	Fund Peer Group	Select Peer Group
Fund	(Number of Peers)1	(Number of Peers)2	(Number of Peers)	(Number of Peers)

Invesco Strategic US ETF (Large-Cap Core Funds Lipper	Lower than	Lower than	Lower than	Lower than
Classification)	median (33)	median (26)	median (190)	median (11)
Invesco Strategic US Small Company ETF	Lower than	Same as	Lower than	Lower than
	median (29)	median (30)	median (258)	median (10)

1 The information provided by the Adviser indicated that certain Funds did not have any comparable passive ETF fund peers. Those Funds have been designated with an "N/A" for not available.

2The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated with an "N/A" for not available.

The Trustees noted that the proposed unitary advisory fee for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees considered each Fund's proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2018 meeting on the Adviser's overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with the Fund, and had noted that it does not have any soft-dollar arrangements. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for each Fund and would be paid a licensing fee by the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Approval of Investment Advisory Agreement for

Invesco BulletShares 2020 Municipal Bond ETF	Invesco BulletShares 2025 Municipal Bond ETF
Invesco BulletShares 2021 Municipal Bond ETF	Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2022 Municipal Bond ETF	Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2023 Municipal Bond ETF	Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2024 Municipal Bond ETF

At a meeting held on December 13, 2018, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement (the "Agreement") between Invesco Capital Management LLC (the "Adviser") and the Trust for the funds listed above (each, a "Fund" and collectively, the "Funds").

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser's current organization and staffing, including operational support that would be provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. ("Lipper") databases on the median net expense ratios of comparable passive ETFs and open-end (non-ETF) actively managed funds. The Trustees noted that the fee data provided by the Adviser included only one passive peer ETF for the Invesco BulletShares 2020 Municipal Bond ETF and the Invesco BulletShares 2021 Municipal Bond ETF. The Trustees also considered fee and expense data on Adviser-identified selected peers. The Trustees noted that the fee data provided by the Adviser included two Adviser-identified selected peers for each Fund other than the Invesco BulletShares 2020 Municipal Bond ETF, which had three Adviser-identified selected peers and Invesco BulletShares 2021 Municipal Bond ETF, which had one Adviser-identified selected peer.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund's

12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund's proposed unitary advisory fee as compared to the median net expense ratio of its peer groups and select peer group as shown below:

Open-End Active
	ETF Peer Group	Fund Peer Group	Select Peer Group
Fund	(Number of Peers)	(Number of Peers)	(Number of Peers)

Invesco BulletShares 2020 Municipal Bond ETF	Lower than	Lower than	Lower than
	median (1)	median (38)	median (3)
Invesco BulletShares 2021 Municipal Bond ETF	Lower than	Lower than	Same as
	median (1)	median (38)	median (1)

Board Considerations Regarding Approval of Investment Advisory Agreement—(continued)

Open-End Active
	ETF Peer Group	Fund Peer Group	Select Peer Group
Fund	(Number of Peers)	(Number of Peers)	(Number of Peers)

Invesco BulletShares 2022 Municipal Bond ETF	Same as	Lower than	Lower than
	median (5)	median (64)	median (2)
Invesco BulletShares 2023 Municipal Bond ETF	Same as	Lower than	Lower than
	median (5)	median (64)	median (2)

Invesco BulletShares 2024 Municipal Bond ETF	Same as	Lower than	Lower than
	median (5)	median (64)	median (2)
Invesco BulletShares 2025 Municipal Bond ETF	Same as	Lower than	Lower than
	median (5)	median (64)	median (2)

Invesco BulletShares 2026 Municipal Bond ETF	Same as	Lower than	Lower than
	median (5)	median (64)	median (2)
Invesco BulletShares 2027 Municipal Bond ETF	Same as	Lower than	Lower than
	median (5)	median (64)	median (2)

Invesco BulletShares 2028 Municipal Bond ETF	Same as	Lower than	Lower than
	median (5)	median (64)	median (2)

The Trustees considered each Fund's proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2018 meeting on the Adviser's overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund, and had noted that it does not have any soft-dollar arrangements. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for each Fund and would be paid a licensing fee by the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Approval of Investment Advisory Agreement for

Invesco BulletShares 2029	Corporate Bond ETF	Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2027	High Yield Corporate Bond ETF	Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2025	USD Emerging Markets Debt ETF

At a meeting held on June 20, 2019, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement (the "Agreement") between Invesco Capital Management LLC (the "Adviser") and the Trust for Invesco BulletShares 2029 Corporate Bond ETF, Invesco BulletShares 2027 High Yield Corporate Bond ETF, Invesco BulletShares 2025 USD Emerging Markets Debt ETF, Invesco BulletShares 2029 Municipal Bond ETF and Invesco BulletShares 2030 Municipal Bond ETF (each, a "Fund" and collectively, the "Funds").

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser's current organization and staffing, including operational support that would be provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. ("Lipper") databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees noted that the fee data provided by the Adviser included only one open-end (non-ETF) index peer fund for the Invesco BulletShares 2027 High Yield Corporate Bond ETF and Invesco BulletShares 2025 USD Emerging Markets Debt ETF. The Trustees also considered fee and expense data on Adviser-identified selected peers. The Trustees noted that the fee data provided by the Adviser included two Adviser-identified selected peers for Invesco BulletShares 2029 Municipal Bond ETF and Invesco BulletShares 2030 Municipal Bond ETF and three Adviser-identified selected peers for Invesco BulletShares 2027 High Yield Corporate Bond ETF.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund's

12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund's proposed unitary advisory fee as compared to the median net expense ratio of its peer groups and select peer group as shown below:

Open-End
		Index Fund	Open-End Active
	ETF Peer Group	Peer Group	Fund Peer Group	Select Peer Group
Fund	(Number of Peers)	(Number of Peers)1	(Number of Peers)	(Number of Peers)

Invesco BulletShares 2029 Corporate Bond ETF	Lower than	Higher than	Lower than	Same as
	median (23)	median (3)	median (57)	median (6)

Board Considerations Regarding Approval of Investment Advisory Agreement—(continued)

Open-End
		Index Fund	Open-End Active
	ETF Peer Group	Peer Group	Fund Peer Group	Select Peer Group
Fund	(Number of Peers)	(Number of Peers)1	(Number of Peers)	(Number of Peers)

Invesco BulletShares 2027 High Yield Corporate Bond ETF	Higher than	Lower than	Lower than	Lower than
	median (17)	median (1)	median (104)	median (3)

Invesco BulletShares 2025 USD Emerging Markets Debt ETF	Lower than	Lower than	Lower than	Lower than
	median (8)	median (1)	median (66)	median (5)
Invesco BulletShares 2029 Municipal Bond ETF	Same as	N/A	Lower than	Lower than
	median (4)		median (63)	median (2)

Invesco BulletShares 2030 Municipal Bond ETF	Same as	N/A	Lower than	Lower than
	median (4)		median (63)	median (2)

1The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated with an "N/A" for not available.

The Trustees considered each Fund's proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2019 meeting on the Adviser's overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund, and had noted that it does not have any soft-dollar arrangements. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for each Fund and would be paid a licensing fee by the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board's analysis.

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Proxy Voting Policies and Procedures

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust's Forms N-PORT are available on the Commission's website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SIFT-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 29, 2020

DEF Invesco Defensive Equity ETF

ISDX Invesco RAFITM Strategic Developed ex-US ETF

ISDS Invesco RAFITM Strategic Developed ex-US Small Company ETF

ISEM Invesco RAFITM Strategic Emerging Markets ETF

IUS Invesco RAFITM Strategic US ETF

IUSS Invesco RAFITM Strategic US Small Company ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Defensive Equity ETF (DEF)

February 29, 2020 (Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-7.09%
AT&T, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,594	$2,732,861
Charter Communications, Inc., Class A(b) . . . . . . .	6,359	3,136,068
Comcast Corp., Class A . . . . . . . . . . . . . . . . . . . . .	70,754	2,860,584
Omnicom Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	36,638	2,538,280
T-Mobile US, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	39,892	3,596,663
Verizon Communications, Inc. . . . . . . . . . . . . . . . .	48,492	2,626,327
Walt Disney Co. (The) . . . . . . . . . . . . . . . . . . . . . . .	20,069	2,361,118
		19,851,901
Consumer Discretionary-7.95%
Garmin Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,351	2,682,725
Home Depot, Inc. (The) . . . . . . . . . . . . . . . . . . . . .	14,042	3,058,909
McDonald's Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	15,291	2,969,054
O'Reilly Automotive, Inc.(b). . . . . . . . . . . . . . . . . . .	6,663	2,456,781
Ross Stores, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,791	2,805,545
Starbucks Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34,208	2,682,933
TJX Cos., Inc. (The). . . . . . . . . . . . . . . . . . . . . . . . .	49,045	2,932,891
Yum! Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	29,787	2,658,490
		22,247,328
Consumer Staples-8.86%
Coca-Cola Co. (The) . . . . . . . . . . . . . . . . . . . . . . . .	55,185	2,951,846
Colgate-Palmolive Co. . . . . . . . . . . . . . . . . . . . . . . .	43,909	2,966,931
Hershey Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	19,776	2,847,546
McCormick & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . .	17,359	2,537,712
Mondelez International, Inc., Class A . . . . . . . . . .	54,924	2,899,987
PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,604	2,852,376
Procter & Gamble Co. (The) . . . . . . . . . . . . . . . . . .	23,760	2,690,345
Sysco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,738	2,381,938
Walmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,887	2,679,832
		24,808,513
Energy-2.65%
Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,483	2,378,583
Exxon Mobil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	42,953	2,209,502
Kinder Morgan, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	147,374	2,825,160
		7,413,245
Financials-13.61%
American Express Co. . . . . . . . . . . . . . . . . . . . . . . .	24,671	2,712,083
Aon PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,501	3,016,208
Cboe Global Markets, Inc. . . . . . . . . . . . . . . . . . . . .	25,599	2,918,286
Cincinnati Financial Corp. . . . . . . . . . . . . . . . . . . . .	28,254	2,634,403
CME Group, Inc., Class A . . . . . . . . . . . . . . . . . . . .	14,469	2,876,726
Everest Re Group Ltd.. . . . . . . . . . . . . . . . . . . . . . .	10,876	2,695,943
Intercontinental Exchange, Inc. . . . . . . . . . . . . . . .	32,086	2,862,713
JPMorgan Chase & Co. . . . . . . . . . . . . . . . . . . . . . .	22,184	2,575,784
Nasdaq, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,639	2,936,929
PNC Financial Services Group, Inc. (The) . . . . . . .	19,109	2,415,378
S&P Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,936	2,907,992
Synchrony Financial . . . . . . . . . . . . . . . . . . . . . . . .	79,746	2,320,609
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49,991	2,321,582
Willis Towers Watson PLC. . . . . . . . . . . . . . . . . . . .	15,314	2,898,174
		38,092,810
Health Care-12.41%
Abbott Laboratories . . . . . . . . . . . . . . . . . . . . . . . .	34,883	2,687,037
Agilent Technologies, Inc.. . . . . . . . . . . . . . . . . . . .	35,685	2,750,243
Danaher Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,888	2,875,407
	Shares	Value
Health Care-(continued)
Eli Lilly and Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,656	$ 3,109,861
Laboratory Corp. of America Holdings(b) . . . . . . .	17,772	3,122,363
Medtronic PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,649	2,682,755
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,285	2,548,300
Quest Diagnostics, Inc. . . . . . . . . . . . . . . . . . . . . . .	28,282	2,999,589
ResMed, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,768	3,142,321
Stryker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,964	2,851,989
Zimmer Biomet Holdings, Inc. . . . . . . . . . . . . . . . .	20,151	2,743,559
Zoetis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,088	3,209,244
		34,722,668
Industrials-13.04%
Allegion PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,564	2,709,624
AMETEK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,019	2,581,634
Fortive Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,509	2,732,442
General Dynamics Corp. . . . . . . . . . . . . . . . . . . . . .	16,522	2,638,398
Honeywell International, Inc. . . . . . . . . . . . . . . . . .	16,829	2,729,159
Ingersoll-Rand PLC . . . . . . . . . . . . . . . . . . . . . . . . .	22,371	2,886,754
Jacobs Engineering Group, Inc. . . . . . . . . . . . . . . .	33,796	3,120,723
Johnson Controls International PLC . . . . . . . . . . .	69,364	2,536,642
Lockheed Martin Corp. . . . . . . . . . . . . . . . . . . . . . .	7,669	2,836,533
Republic Services, Inc. . . . . . . . . . . . . . . . . . . . . . .	33,496	3,023,349
Roper Technologies, Inc. . . . . . . . . . . . . . . . . . . . .	8,582	3,018,289
Union Pacific Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	17,066	2,727,318
Waste Management, Inc. . . . . . . . . . . . . . . . . . . . .	26,720	2,960,843
		36,501,708
Information Technology-18.20%
Accenture PLC, Class A . . . . . . . . . . . . . . . . . . . . .	14,644	2,644,560
Amphenol Corp., Class A . . . . . . . . . . . . . . . . . . . .	27,961	2,563,464
Automatic Data Processing, Inc. . . . . . . . . . . . . . .	17,804	2,754,991
Broadridge Financial Solutions, Inc. . . . . . . . . . . .	24,928	2,601,486
Citrix Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	27,065	2,798,250
Fidelity National Information Services, Inc. . . . . .	21,968	3,069,369
Fiserv, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,964	2,839,423
Global Payments, Inc. . . . . . . . . . . . . . . . . . . . . . . .	17,006	3,128,594
International Business Machines Corp. . . . . . . . . .	22,244	2,895,057
Intuit, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,814	3,140,752
Jack Henry & Associates, Inc. . . . . . . . . . . . . . . . .	20,436	3,100,959
Juniper Networks, Inc. . . . . . . . . . . . . . . . . . . . . . .	123,359	2,617,678
Motorola Solutions, Inc. . . . . . . . . . . . . . . . . . . . . .	18,312	3,033,932
Oracle Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52,599	2,601,546
Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,145	2,723,035
VeriSign, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,682	2,975,659
Visa, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . .	16,276	2,958,326
Western Union Co. (The) . . . . . . . . . . . . . . . . . . . .	111,389	2,494,000
		50,941,081
Materials-3.84%
Air Products and Chemicals, Inc. . . . . . . . . . . . . . .	12,972	2,848,781
Ecolab, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,073	2,900,373
PPG Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	22,384	2,338,009
Sherwin-Williams Co. (The). . . . . . . . . . . . . . . . . . .	5,149	2,660,745
		10,747,908
Real Estate-5.93%
Apartment Investment & Management Co.,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57,477	2,749,700
Boston Properties, Inc. . . . . . . . . . . . . . . . . . . . . . .	21,575	2,781,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Defensive Equity ETF (DEF)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Real Estate-(continued)			Utilities-(continued)
Duke Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	85,066	$ 2,762,093	Entergy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,174	$2,943,092
Equity Residential . . . . . . . . . . . . . . . . . . . . . . . . . .	35,826	2,690,533	Pinnacle West Capital Corp. . . . . . . . . . . . . . . . . . .	34,843	3,118,100
Prologis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,135	2,792,618	Xcel Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	47,861	2,982,698
Ventas, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	52,565	2,826,420			17,791,484

		16,603,244	TOTAL INVESTMENTS IN SECURITIES-99.94%

Utilities-6.36%			(Cost $276,194,607). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		279,721,890
American Water Works Co., Inc. . . . . . . . . . . . . . .	24,609	3,043,149	OTHER ASSETS LESS LIABILITIES-0.06% . . . . . . . . . . . . . . . . .		163,000
DTE Energy Co	23,633	2,639,097
			NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . .		$279,884,890
Duke Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	33,428	3,065,348

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Information Technology	18.20
Financials	13.61

Industrials	13.04
Health Care	12.41

Consumer Staples	8.86
Consumer Discretionary	7.95

Communication Services	7.09
Utilities	6.36

Real Estate	5.93
Materials	3.84

Energy	2.65
Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)

February 29, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.55%
Australia-4.73%
AGL Energy Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	13,292	$162,388
Aurizon Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . .	41,857	128,497
BHP Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	84,938	1,825,097
BHP Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . . .	96,592	1,742,240
BlueScope Steel Ltd.. . . . . . . . . . . . . . . . . . . . . . .	13,482	102,198
Brambles Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,801	135,618
Caltex Australia Ltd. . . . . . . . . . . . . . . . . . . . . . . .	8,940	185,562
Coca-Cola Amatil Ltd. . . . . . . . . . . . . . . . . . . . . . .	10,114	73,876
Computershare Ltd. . . . . . . . . . . . . . . . . . . . . . . .	4,331	42,365
Crown Resorts Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	7,476	49,402
CSL Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,812	355,788
Downer EDI Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	15,437	55,691
Fortescue Metals Group Ltd. . . . . . . . . . . . . . . . .	24,061	155,347
Incitec Pivot Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	37,995	66,027
Lendlease Group . . . . . . . . . . . . . . . . . . . . . . . . . .	15,157	169,879
Metcash Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45,755	71,808
Newcrest Mining Ltd. . . . . . . . . . . . . . . . . . . . . . .	8,357	142,783
Orica Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,657	83,692
Origin Energy Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	41,962	189,292
Ramsay Health Care Ltd.(a) . . . . . . . . . . . . . . . . .	2,305	99,591
Rio Tinto Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,861	1,447,114
Rio Tinto PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,597	1,241,867
Santos Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,410	110,204
Sonic Healthcare Ltd. . . . . . . . . . . . . . . . . . . . . . .	4,972	91,211
South32 Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	97,747	139,107
Tabcorp Holdings Ltd.. . . . . . . . . . . . . . . . . . . . . .	19,916	48,218
Treasury Wine Estates Ltd. . . . . . . . . . . . . . . . . .	5,896	41,930
Wesfarmers Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	33,266	859,581
Woodside Petroleum Ltd. . . . . . . . . . . . . . . . . . . .	17,044	307,691
Woolworths Group Ltd.. . . . . . . . . . . . . . . . . . . . .	24,071	593,379
		10,717,443
Austria-0.31%
ANDRITZ AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,211	78,090
Lenzing AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	477	31,959
OMV AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,538	191,023
UNIQA Insurance Group AG . . . . . . . . . . . . . . . . .	10,192	91,912
Verbund AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,028	48,537
Vienna Insurance Group AG Wiener
Versicherung Gruppe . . . . . . . . . . . . . . . . . . . .	2,132	51,674
voestalpine AG(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	6,226	136,749
Wienerberger AG. . . . . . . . . . . . . . . . . . . . . . . . . .	2,365	60,065
		690,009
Belgium-0.94%
Ackermans & van Haaren N.V. . . . . . . . . . . . . . . .	596	84,934
Anheuser-Busch InBev S.A./N.V.. . . . . . . . . . . . .	24,885	1,401,578
Bekaert S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,547	55,064
Colruyt S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	690	31,827
Groupe Bruxelles Lambert S.A. . . . . . . . . . . . . . .	1,495	136,064
Solvay S.A., Class A . . . . . . . . . . . . . . . . . . . . . . .	1,860	169,088
UCB S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,244	114,736
Umicore S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,115	129,881
		2,123,172
	Shares	Value
Brazil-0.18%
Adecoagro S.A.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	9,371	$61,286
Yamana Gold, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	89,973	350,549
		411,835
Canada-16.38%
Aecon Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	5,869	68,687
Agnico Eagle Mines Ltd. . . . . . . . . . . . . . . . . . . . .	5,880	278,986
Air Canada(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,792	453,962
Alamos Gold, Inc., Class A . . . . . . . . . . . . . . . . . .	20,970	122,007
Alimentation Couche-Tard, Inc., Class B . . . . . . .	42,348	1,285,883
AltaGas Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,196	182,347
ARC Resources Ltd.(a) . . . . . . . . . . . . . . . . . . . . .	28,263	122,960
Atco Ltd., Class I . . . . . . . . . . . . . . . . . . . . . . . . . .	4,977	185,680
B2Gold Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,183	140,486
Barrick Gold Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	47,906	913,617
Baytex Energy Corp.(b) . . . . . . . . . . . . . . . . . . . . .	42,067	38,860
BCE, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,757	735,892
Birchcliff Energy Ltd. . . . . . . . . . . . . . . . . . . . . . .	23,519	26,456
BlackBerry Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	9,618	49,654
Bombardier, Inc., Class B(b) . . . . . . . . . . . . . . . . .	101,720	72,746
Brookfield Asset Management, Inc., Class A . . .	42,766	2,557,326
BRP, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,250	215,225
CAE, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,136	137,396
Cameco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,346	80,834
Canadian National Railway Co. . . . . . . . . . . . . . .	14,875	1,260,943
Canadian Natural Resources Ltd. . . . . . . . . . . . .	69,806	1,796,698
Canadian Pacific Railway Ltd. . . . . . . . . . . . . . . .	2,491	617,336
Canadian Solar, Inc.(b). . . . . . . . . . . . . . . . . . . . . .	4,093	83,497
Canadian Tire Corp. Ltd., Class A . . . . . . . . . . . .	4,057	398,915
Canfor Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,992	82,922
Cascades, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,525	93,670
CCL Industries, Inc., Class B. . . . . . . . . . . . . . . . .	3,485	115,037
Celestica, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,373	134,701
Cenovus Energy, Inc. . . . . . . . . . . . . . . . . . . . . . .	94,784	696,926
Centerra Gold, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	13,081	82,636
CGI, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . . .	7,224	507,539
Chartwell Retirement Residences(a) . . . . . . . . . .	5,263	51,087
Chorus Aviation, Inc.(a) . . . . . . . . . . . . . . . . . . . . .	9,405	45,471
CI Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	14,222	236,159
Cineplex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,523	86,582
Cogeco Communications, Inc. . . . . . . . . . . . . . . .	960	75,965
Cogeco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	829	56,903
Constellation Software, Inc. . . . . . . . . . . . . . . . . .	149	151,784
Corus Entertainment, Inc., Class B . . . . . . . . . . .	10,207	32,012
Crescent Point Energy Corp. . . . . . . . . . . . . . . . .	92,000	250,158
Dollarama, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,618	165,148
Dorel Industries, Inc., Class B. . . . . . . . . . . . . . . .	9,153	25,297
ECN Capital Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	20,299	83,020
Emera, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,940	418,823
Empire Co. Ltd., Class A. . . . . . . . . . . . . . . . . . . .	18,776	419,482
Enbridge, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	76,611	2,851,332
Enerflex Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,038	27,773
Enerplus Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	11,841	51,427
Fairfax Financial Holdings Ltd.. . . . . . . . . . . . . . .	1,276	549,630
Finning International, Inc.. . . . . . . . . . . . . . . . . . .	9,307	137,697
George Weston Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	6,518	490,665
Gibson Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	8,751	167,021
Gildan Activewear, Inc. . . . . . . . . . . . . . . . . . . . . .	6,039	146,257

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Canada-(continued)
Great Canadian Gaming Corp.(b) . . . . . . . . . . . . .	1,759	$51,538
Hudbay Minerals, Inc. . . . . . . . . . . . . . . . . . . . . . .	22,442	54,669
Hudsons Bay Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	15,612	127,120
Husky Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	28,092	133,727
Hydro One Ltd.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	14,646	293,935
iA Financial Corp., Inc. . . . . . . . . . . . . . . . . . . . . .	7,748	368,771
IAMGOLD Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	42,454	120,814
IGM Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	3,310	88,252
Imperial Oil Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,593	341,400
Intact Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	4,287	464,645
Inter Pipeline Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . .	14,597	215,962
Interfor Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,014	62,336
Keyera Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,464	179,156
Kinross Gold Corp.(b). . . . . . . . . . . . . . . . . . . . . . .	81,708	410,868
Kirkland Lake Gold Ltd. . . . . . . . . . . . . . . . . . . . .	2,708	87,331
Linamar Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,358	119,862
Loblaw Cos. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	11,574	573,376
Magna International, Inc. . . . . . . . . . . . . . . . . . . .	36,794	1,674,485
Maple Leaf Foods, Inc. . . . . . . . . . . . . . . . . . . . . .	3,484	58,086
Martinrea International, Inc.. . . . . . . . . . . . . . . . .	11,161	95,617
MEG Energy Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .	29,504	135,832
Methanex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,734	165,055
Metro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,404	366,254
New Gold, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	110,891	85,088
NFI Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,299	72,353
Norbord, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,507	225,928
North West Co., Inc. (The)(a) . . . . . . . . . . . . . . . .	2,336	44,707
Nutrien Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,148	975,922
Onex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,855	440,982
Open Text Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,930	248,271
Pan American Silver Corp. . . . . . . . . . . . . . . . . . .	6,801	134,617
Paramount Resources Ltd., Class A(b) . . . . . . . .	10,184	32,471
Parkland Fuel Corp.. . . . . . . . . . . . . . . . . . . . . . . .	7,763	244,049
Pembina Pipeline Corp.(a) . . . . . . . . . . . . . . . . . . .	16,687	601,048
Precision Drilling Corp.(b) . . . . . . . . . . . . . . . . . . .	32,657	40,385
Premium Brands Holdings Corp. . . . . . . . . . . . . .	902	63,251
Quebecor, Inc., Class B. . . . . . . . . . . . . . . . . . . . .	3,987	93,144
Restaurant Brands International, Inc. . . . . . . . . .	10,018	590,400
Ritchie Bros Auctioneers, Inc. . . . . . . . . . . . . . . .	1,932	76,612
Rogers Communications, Inc., Class B . . . . . . . .	7,384	338,354
Russel Metals, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	4,442	65,190
Saputo, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,779	160,840
Secure Energy Services, Inc. . . . . . . . . . . . . . . . .	12,109	36,173
Seven Generations Energy Ltd., Class A(b) . . . . .	36,342	149,445
Shaw Communications, Inc., Class B. . . . . . . . . .	7,811	135,173
ShawCor Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,729	23,390
Shopify, Inc., Class A(b). . . . . . . . . . . . . . . . . . . . .	198	91,927
SNC-Lavalin Group, Inc.(a) . . . . . . . . . . . . . . . . . .	11,032	256,415
Spin Master Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . .	1,805	40,232
Stantec, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,249	126,930
Stars Group, Inc. (The)(b) . . . . . . . . . . . . . . . . . . .	6,937	158,962
Stella-Jones, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,914	48,608
Suncor Energy, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	84,814	2,337,147
Superior Plus Corp.(a) . . . . . . . . . . . . . . . . . . . . . .	9,184	68,623
Teck Resources Ltd., Class B. . . . . . . . . . . . . . . .	46,593	468,585
TELUS Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,659	384,640
TFI International, Inc. . . . . . . . . . . . . . . . . . . . . . .	4,544	140,144
Thomson Reuters Corp. . . . . . . . . . . . . . . . . . . . .	8,383	622,691
TORC Oil & Gas Ltd. . . . . . . . . . . . . . . . . . . . . . . .	16,260	39,610
Toromont Industries Ltd. . . . . . . . . . . . . . . . . . . .	2,331	115,235
	Shares	Value
Canada-(continued)
Tourmaline Oil Corp. . . . . . . . . . . . . . . . . . . . . . . .	16,853	$139,987
TransAlta Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,672	162,255
Transcontinental, Inc., Class A . . . . . . . . . . . . . .	8,418	101,717
Uni-Select, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,301	42,571
Vermilion Energy, Inc.(a) . . . . . . . . . . . . . . . . . . . .	6,555	65,728
West Fraser Timber Co. Ltd. . . . . . . . . . . . . . . . .	5,420	202,369
Whitecap Resources, Inc. . . . . . . . . . . . . . . . . . . .	38,577	113,229
WSP Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,768	248,337
		37,102,343
Chile-0.11%
Antofagasta PLC . . . . . . . . . . . . . . . . . . . . . . . . . .	6,639	64,575
Lundin Mining Corp. . . . . . . . . . . . . . . . . . . . . . . .	35,504	181,176
		245,751
China-0.04%
Fosun International Ltd. . . . . . . . . . . . . . . . . . . . .	69,261	89,161
Colombia-0.09%
Gran Tierra Energy, Inc.(b) . . . . . . . . . . . . . . . . . .	28,924	22,194
Millicom International Cellular S.A., SDR . . . . . .	2,440	111,799
Parex Resources, Inc.(b) . . . . . . . . . . . . . . . . . . . .	5,463	74,720
		208,713
Denmark-1.13%
Carlsberg A/S, Class B . . . . . . . . . . . . . . . . . . . . .	1,731	228,376
Chr Hansen Holding A/S. . . . . . . . . . . . . . . . . . . .	494	35,251
Coloplast A/S, Class B . . . . . . . . . . . . . . . . . . . . .	765	102,820
Demant A/S(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,509	46,216
DSV Panalpina A/S . . . . . . . . . . . . . . . . . . . . . . . .	739	74,256
H Lundbeck A/S. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,570	54,051
Novo Nordisk A/S, Class B . . . . . . . . . . . . . . . . . .	21,520	1,272,654
Novozymes A/S, Class B(a). . . . . . . . . . . . . . . . . .	2,254	114,315
Orsted A/S(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,287	131,782
Pandora A/S . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,976	180,256
Rockwool International A/S, Class B . . . . . . . . . .	196	45,316
Vestas Wind Systems A/S . . . . . . . . . . . . . . . . . .	2,733	266,552
		2,551,845
Finland-0.72%
Elisa OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,469	84,015
Fortum OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,960	169,902
Huhtamaki OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,328	54,993
Kesko OYJ, Class B. . . . . . . . . . . . . . . . . . . . . . . .	2,424	163,488
Kone OYJ, Class B(a) . . . . . . . . . . . . . . . . . . . . . . .	3,231	181,454
Metso OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,716	55,416
Neste OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,309	130,034
Nokian Renkaat OYJ(a) . . . . . . . . . . . . . . . . . . . . .	2,117	54,833
Orion OYJ, Class B . . . . . . . . . . . . . . . . . . . . . . . .	1,552	61,413
Outokumpu OYJ(a) . . . . . . . . . . . . . . . . . . . . . . . .	20,103	76,305
Stora Enso OYJ, Class R . . . . . . . . . . . . . . . . . . .	17,786	213,802
UPM-Kymmene OYJ . . . . . . . . . . . . . . . . . . . . . . .	10,863	332,512
Wartsila OYJ Abp . . . . . . . . . . . . . . . . . . . . . . . . .	5,514	57,136
		1,635,303
France-8.77%
Accor S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,835	103,804
Aeroports de Paris . . . . . . . . . . . . . . . . . . . . . . . .	316	46,548
Air France-KLM(b) . . . . . . . . . . . . . . . . . . . . . . . . .	6,088	47,124
Air Liquide S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,130	696,540
Airbus SE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,692	570,619
Alstom S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,581	126,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
France-(continued)			Germany-(continued)
Arkema S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,619	$152,819	Beiersdorf AG . . . . . . . . . . . . . . . . . . . . . . . . . . . .	550	$57,503
Atos SE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,147	160,581	Bilfinger SE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,836	54,645
Bollore S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,382	66,587	Brenntag AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,591	115,133
Bouygues S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,532	337,967	CECONOMY AG(b) . . . . . . . . . . . . . . . . . . . . . . . . .	27,818	132,526
Capgemini SE. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,292	251,596	Continental AG. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,891	325,783
Carrefour S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,122	520,155	Covestro AG(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,803	220,554
Casino Guichard Perrachon S.A.(a) . . . . . . . . . . .	6,300	244,279	Daimler AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,412	1,260,244
Cie de Saint-Gobain. . . . . . . . . . . . . . . . . . . . . . . .	17,117	606,026	Deutsche Lufthansa AG . . . . . . . . . . . . . . . . . . . .	12,665	162,418
Cie Generale des Etablissements Michelin			Deutsche Post AG . . . . . . . . . . . . . . . . . . . . . . . . .	14,014	417,476
S.C.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,887	413,731	Deutsche Telekom AG. . . . . . . . . . . . . . . . . . . . . .	74,946	1,219,613
Criteo S.A., ADR(b) . . . . . . . . . . . . . . . . . . . . . . . .	4,478	56,736	E.ON SE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	71,294	819,157
Danone S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,990	421,946	Evonik Industries AG . . . . . . . . . . . . . . . . . . . . . . .	3,965	97,808
Dassault Systemes SE. . . . . . . . . . . . . . . . . . . . . .	397	62,415	Freenet AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,693	71,673
Eiffage S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,421	257,528	Fresenius SE & Co. KGaA . . . . . . . . . . . . . . . . . . .	8,760	410,778
Electricite de France S.A. . . . . . . . . . . . . . . . . . . .	18,700	261,667	Fuchs Petrolub SE, Preference Shares . . . . . . . .	1,453	55,500
Elis S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,688	64,512	GEA Group AG . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,488	91,879
ENGIE S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	84,836	1,412,783	Hannover Rueck SE . . . . . . . . . . . . . . . . . . . . . . .	1,268	224,780
EssilorLuxottica S.A. . . . . . . . . . . . . . . . . . . . . . . .	1,515	207,774	HeidelbergCement AG . . . . . . . . . . . . . . . . . . . . .	3,746	221,701
Faurecia S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,962	134,814	Henkel AG& Co. KGaA, Preference Shares. . . . .	5,083	469,038
Hermes International . . . . . . . . . . . . . . . . . . . . . .	92	64,774	HOCHTIEF AG . . . . . . . . . . . . . . . . . . . . . . . . . . . .	576	56,422
Iliad S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	500	69,918	HUGO BOSS AG. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,084	47,233
Ingenico Group S.A. . . . . . . . . . . . . . . . . . . . . . . .	641	90,385	Infineon Technologies AG. . . . . . . . . . . . . . . . . . .	9,827	204,281
Kering S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	376	214,807	K+S AG(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,769	47,091
Korian S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,454	66,183	KION Group AG . . . . . . . . . . . . . . . . . . . . . . . . . . .	956	50,529
Lagardere S.C.A. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,040	87,164	LANXESS AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,123	110,620
Legrand S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,413	185,359	Leoni AG(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,179	31,489
L'Oreal S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,796	480,620	Merck KGaA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,759	452,259
LVMH Moet Hennessy Louis Vuitton SE . . . . . . .	1,594	654,373	MTU Aero Engines AG . . . . . . . . . . . . . . . . . . . . .	337	81,947
Nexity S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,145	52,735	Muenchener Rueckversicherungs-Gesellschaft
Orange S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64,637	872,608	AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,155	1,054,217
Pernod Ricard S.A. . . . . . . . . . . . . . . . . . . . . . . . .	1,480	239,820	OSRAM Licht AG(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,046	156,362
Peugeot S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,015	427,132	ProSiebenSat.1 Media SE. . . . . . . . . . . . . . . . . . .	9,403	113,713
Publicis Groupe S.A. . . . . . . . . . . . . . . . . . . . . . . .	3,882	149,416	Rheinmetall AG . . . . . . . . . . . . . . . . . . . . . . . . . . .	690	62,814
Rallye S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,157	108,271	RWE AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,271	695,670
Renault S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,311	275,993	Salzgitter AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,552	42,055
Rexel S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,481	165,291	SAP SE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,302	649,723
Rubis S.C.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,290	69,941	Schaeffler AG, Preference Shares. . . . . . . . . . . .	22,673	200,593
Safran S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,779	384,149	Symrise AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	641	62,122
Sanofi . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,841	2,009,872	Telefonica Deutschland Holding AG . . . . . . . . . .	27,181	70,795
Schneider Electric SE . . . . . . . . . . . . . . . . . . . . . .	8,992	911,927	Uniper SE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,571	369,654
SCOR SE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,179	221,252	United Internet AG . . . . . . . . . . . . . . . . . . . . . . . .	1,648	49,333
SEB S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	360	47,988	Volkswagen AG, Preference Shares . . . . . . . . . .	16,351	2,668,608
Sodexo S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,545	149,164			16,811,870
SPIE S.A	3,738	71,655
			Ghana-0.01%
Suez . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,078	205,140
			Tullow Oil PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,420	12,055
Teleperformance . . . . . . . . . . . . . . . . . . . . . . . . . .	396	96,192
			Hong Kong-0.92%
Thales S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,132	114,220
TOTAL S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59,566	2,539,655	CK Hutchison Holdings Ltd. . . . . . . . . . . . . . . . . .	77,358	678,110
Ubisoft Entertainment S.A.(b). . . . . . . . . . . . . . . .	651	48,856	CLP Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	27,300	287,729
Valeo S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,359	215,043	HKT Trust & HKT Ltd. . . . . . . . . . . . . . . . . . . . . . .	56,736	85,101
Vinci S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,453	855,540	Hong Kong & China Gas Co. Ltd. (The) . . . . . . . .	55,754	107,807
Vivendi S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,869	406,071	Li & Fung Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	750,115	62,306
Wendel S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	702	85,623	Melco Resorts & Entertainment Ltd., ADR . . . . .	13,791	239,136
			MTR Corp. Ltd	19,840	112,315
		19,861,822
			NWS Holdings Ltd	26,395	32,599
Germany-7.42%
			PCCW Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	115,633	69,750
adidas AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,193	330,736
			Swire Pacific Ltd., Class A . . . . . . . . . . . . . . . . . .	12,950	117,678
Aurubis AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,109	99,157
			Techtronic Industries Co. Ltd. . . . . . . . . . . . . . . .	11,047	90,326
BASF SE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,885	1,278,269
			WH Group Ltd.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	191,525	196,629
Bayer AG	19,406	1,397,969
					2,079,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Indonesia-0.04%
First Pacific Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . .	183,087	$51,658
Golden Agri-Resources Ltd. . . . . . . . . . . . . . . . . .	298,623	42,540
		94,198
Ireland-0.31%
Cimpress PLC(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . .	851	99,065
Kerry Group PLC, Class A . . . . . . . . . . . . . . . . . .	885	110,899
Ryanair Holdings PLC, ADR(b) . . . . . . . . . . . . . . .	4,388	314,532
Smurfit Kappa Group PLC . . . . . . . . . . . . . . . . . .	5,329	178,263
		702,759
Israel-0.13%
Check Point Software Technologies Ltd.(b) . . . .	2,894	300,397
Italy-1.74%
A2A S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37,374	65,098
Atlantia S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,581	183,231
Enel S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	215,246	1,793,403
Eni S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	87,595	1,078,979
Hera S.p.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,193	69,059
Leonardo S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . .	10,333	105,613
Saipem S.p.A.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	18,022	68,783
Saras S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44,612	52,422
Societa Cattolica di Assicurazioni SC . . . . . . . . .	13,255	96,397
Telecom Italia S.p.A.(b) . . . . . . . . . . . . . . . . . . . . .	783,292	433,302
		3,946,287
Japan-17.12%
Aeon Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,312	545,097
AGC, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,847	195,244
Aisin Seiki Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	6,844	217,090
Alfresa Holdings Corp. . . . . . . . . . . . . . . . . . . . . .	6,074	108,673
Alps Alpine Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	5,115	78,670
ANA Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	3,124	83,975
Asahi Group Holdings Ltd. . . . . . . . . . . . . . . . . . .	5,017	192,505
Astellas Pharma, Inc. . . . . . . . . . . . . . . . . . . . . . .	31,746	497,788
Bandai Namco Holdings, Inc. . . . . . . . . . . . . . . . .	1,793	89,066
Bridgestone Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	15,112	503,171
Brother Industries Ltd. . . . . . . . . . . . . . . . . . . . . .	5,227	93,956
Canon, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,600	542,794
Central Japan Railway Co. . . . . . . . . . . . . . . . . . .	1,926	316,283
Chugai Pharmaceutical Co. Ltd.. . . . . . . . . . . . . .	808	87,403
Chugoku Electric Power Co., Inc. (The) . . . . . . .	11,517	153,774
Coca-Cola Bottlers Japan Holdings, Inc.. . . . . . .	2,324	54,038
Dai Nippon Printing Co. Ltd.. . . . . . . . . . . . . . . . .	7,419	180,696
Daicel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,465	72,676
Daiichi Sankyo Co. Ltd.. . . . . . . . . . . . . . . . . . . . .	4,287	260,952
Daikin Industries Ltd. . . . . . . . . . . . . . . . . . . . . . .	2,242	304,426
Daito Trust Construction Co. Ltd. . . . . . . . . . . . .	1,425	146,679
Daiwa House Industry Co. Ltd. . . . . . . . . . . . . . .	13,379	368,348
Denso Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,987	465,659
Dentsu Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	4,560	118,332
East Japan Railway Co. . . . . . . . . . . . . . . . . . . . .	6,089	468,486
Ebara Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,224	52,642
Eisai Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,364	173,711
Electric Power Development Co. Ltd. . . . . . . . . .	6,203	132,730
FamilyMart Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . .	2,155	47,399
FANUC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,824	301,859
Fast Retailing Co. Ltd.. . . . . . . . . . . . . . . . . . . . . .	237	116,784
Fuji Electric Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . .	2,398	65,255
FUJIFILM Holdings Corp. . . . . . . . . . . . . . . . . . . .	7,235	352,220
Fujikura Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,384	55,427
	Shares	Value
Japan-(continued)
Fujitsu Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,810	$613,123
Furukawa Electric Co. Ltd. . . . . . . . . . . . . . . . . . .	3,105	67,951
H2O Retailing Corp. . . . . . . . . . . . . . . . . . . . . . . .	5,823	44,752
Hanwa Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,627	74,022
Haseko Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,743	111,235
Hitachi Construction Machinery Co. Ltd. . . . . . .	2,601	63,646
Hitachi Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,180	1,045,822
Hitachi Metals Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	6,427	93,673
Hokuriku Electric Power Co.(b) . . . . . . . . . . . . . . .	11,327	77,121
Honda Motor Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	66,684	1,704,399
Hoya Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,901	257,097
IHI Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,177	129,191
Iida Group Holdings Co. Ltd. . . . . . . . . . . . . . . . .	3,486	46,996
INPEX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,503	265,524
ITOCHU Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37,894	861,443
J Front Retailing Co. Ltd. . . . . . . . . . . . . . . . . . . .	7,834	82,878
Japan Airlines Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	3,320	82,203
Japan Tobacco, Inc. . . . . . . . . . . . . . . . . . . . . . . .	17,919	355,344
JFE Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	24,419	225,077
JSR Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,925	86,030
JTEKT Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,819	85,394
JXTG Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	171,441	686,673
Kajima Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,898	127,598
Kamigumi Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	2,147	41,146
Kaneka Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,587	42,533
Kansai Electric Power Co., Inc. (The) . . . . . . . . .	32,310	350,660
Kao Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,387	246,480
Kawasaki Heavy Industries Ltd.. . . . . . . . . . . . . .	6,534	117,750
Kawasaki Kisen Kaisha Ltd.(b) . . . . . . . . . . . . . . . .	6,424	71,726
KDDI Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,060	482,100
Keio Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	838	40,174
Keyence Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	522	168,402
Kikkoman Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,085	50,103
Kintetsu Group Holdings Co. Ltd. . . . . . . . . . . . .	2,584	111,442
Kirin Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	13,106	250,989
Kobe Steel Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,999	107,160
Koito Manufacturing Co. Ltd.. . . . . . . . . . . . . . . .	1,291	52,025
Komatsu Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,179	344,865
Konica Minolta, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	14,040	76,979
K's Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	6,312	69,460
Kubota Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,191	226,757
Kuraray Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	8,753	90,661
Kyushu Electric Power Co., Inc.. . . . . . . . . . . . . .	21,604	156,172
Lawson, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,332	71,530
LIXIL Group Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	13,944	208,520
Marubeni Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	94,659	625,800
Maruha Nichiro Corp. . . . . . . . . . . . . . . . . . . . . . .	1,716	36,484
Mazda Motor Corp. . . . . . . . . . . . . . . . . . . . . . . . .	28,708	198,107
Medipal Holdings Corp. . . . . . . . . . . . . . . . . . . . . .	8,160	148,588
MINEBEA MITSUMI, Inc. . . . . . . . . . . . . . . . . . . . .	5,935	103,965
Mitsubishi Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	43,997	1,093,479
Mitsubishi Estate Co. Ltd.. . . . . . . . . . . . . . . . . . .	10,563	182,031
Mitsubishi Gas Chemical Co., Inc. . . . . . . . . . . . .	5,910	88,820
Mitsubishi Materials Corp. . . . . . . . . . . . . . . . . . .	6,039	137,189
Mitsui & Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	55,677	916,773
Mitsui Chemicals, Inc. . . . . . . . . . . . . . . . . . . . . . .	6,247	134,412
Mitsui E&S Holdings Co. Ltd.(b) . . . . . . . . . . . . . .	7,683	54,844
Mitsui Fudosan Co. Ltd. . . . . . . . . . . . . . . . . . . . .	11,157	258,453
Mitsui Mining & Smelting Co. Ltd. . . . . . . . . . . . .	2,583	61,493
MS&AD Insurance Group Holdings, Inc. . . . . . . .	20,970	674,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Japan-(continued)			Japan-(continued)
Murata Manufacturing Co. Ltd. . . . . . . . . . . . . . .	6,005	$322,286	Suntory Beverage & Food Ltd.. . . . . . . . . . . . . . .	1,800	$68,416
Nagase & Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	3,741	44,789	Suzuken Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,047	67,494
Nagoya Railroad Co. Ltd. . . . . . . . . . . . . . . . . . . .	2,977	77,598	Suzuki Motor Corp. . . . . . . . . . . . . . . . . . . . . . . . .	8,222	335,105
NEC Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,437	277,587	Sysmex Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	708	45,215
NGK Insulators Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	5,116	80,022	Taiheiyo Cement Corp. . . . . . . . . . . . . . . . . . . . . .	3,807	93,407
NGK Spark Plug Co. Ltd. . . . . . . . . . . . . . . . . . . .	3,563	58,201	Taisho Pharmaceutical Holdings Co. Ltd. . . . . . .	633	38,671
NHK Spring Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . .	8,854	67,103	Takashimaya Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	7,899	73,592
Nikon Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,257	84,404	Takeda Pharmaceutical Co. Ltd. . . . . . . . . . . . . .	15,997	555,321
Nippon Electric Glass Co. Ltd. . . . . . . . . . . . . . . .	2,686	45,026	TDK Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,557	245,704
Nippon Express Co. Ltd. . . . . . . . . . . . . . . . . . . . .	1,318	62,858	Teijin Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,315	103,430
Nippon Paper Industries Co. Ltd.. . . . . . . . . . . . .	5,554	80,172	Tobu Railway Co. Ltd.. . . . . . . . . . . . . . . . . . . . . .	3,408	102,642
Nippon Sheet Glass Co. Ltd.. . . . . . . . . . . . . . . . .	8,463	37,805	Tokio Marine Holdings, Inc. . . . . . . . . . . . . . . . . .	16,615	889,536
Nippon Steel Corp. . . . . . . . . . . . . . . . . . . . . . . . .	40,027	448,432	Tokyo Electric Power Co. Holdings, Inc.(b) . . . . .	130,351	494,081
Nippon Steel Trading Corp. . . . . . . . . . . . . . . . . .	1,516	61,324	Tokyu Fudosan Holdings Corp. . . . . . . . . . . . . . .	15,104	95,024
Nippon Yusen KK. . . . . . . . . . . . . . . . . . . . . . . . . .	11,541	163,966	Toray Industries, Inc. . . . . . . . . . . . . . . . . . . . . . .	34,633	200,577
Nissan Motor Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	123,640	528,973	Toshiba Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,364	333,951
Nitori Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . .	599	83,004	Toyota Industries Corp. . . . . . . . . . . . . . . . . . . . .	3,589	188,951
Nitto Denko Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	3,914	195,148	Toyota Tsusho Corp.. . . . . . . . . . . . . . . . . . . . . . .	10,941	328,724
Nomura Real Estate Holdings, Inc. . . . . . . . . . . .	2,974	64,780	Unicharm Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,654	86,068
Nomura Research Institute Ltd. . . . . . . . . . . . . .	3,501	77,738	West Japan Railway Co. . . . . . . . . . . . . . . . . . . . .	3,126	220,473
NSK Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,943	98,303	Yamada Denki Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	23,177	111,169
Obayashi Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,078	191,585	Yamato Holdings Co. Ltd. . . . . . . . . . . . . . . . . . .	2,908	45,640
Odakyu Electric Railway Co. Ltd.. . . . . . . . . . . . .	2,857	55,008	Yaskawa Electric Corp. . . . . . . . . . . . . . . . . . . . . .	1,716	53,367
Oji Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	28,137	133,336	Yokogawa Electric Corp.. . . . . . . . . . . . . . . . . . . .	2,778	45,274
Olympus Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,603	137,506	Yokohama Rubber Co. Ltd. (The) . . . . . . . . . . . .	3,451	55,818
Omron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,602	139,909	Z Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	45,367	164,000
Ono Pharmaceutical Co. Ltd	3,983	81,267			38,777,805
Oriental Land Co. Ltd	654	74,153
			Luxembourg-0.30%
ORIX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,565	647,369
			ArcelorMittal S.A. . . . . . . . . . . . . . . . . . . . . . . . . .	34,191	495,937
Osaka Gas Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	10,946	176,452
			Orion Engineered Carbons S.A. . . . . . . . . . . . . . .	2,707	38,467
Otsuka Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . .	6,307	237,536
			Tenaris S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,242	65,335
Panasonic Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	81,791	777,563
			Ternium S.A., ADR . . . . . . . . . . . . . . . . . . . . . . . .	4,259	75,384
Persol Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . .	2,324	30,665
					675,123
Rakuten, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,236	77,016
Recruit Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . .	6,441	223,646	Macau-0.06%
Renesas Electronics Corp.(b) . . . . . . . . . . . . . . . .	13,690	81,909	Galaxy Entertainment Group Ltd. . . . . . . . . . . . .	19,783	132,146
Ricoh Co. Ltd	23,128	214,231	Netherlands-3.33%

Rohm Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,797	117,346
			Akzo Nobel N.V. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,223	257,464
Santen Pharmaceutical Co. Ltd. . . . . . . . . . . . . .	3,409	54,739
			ASM International N.V. . . . . . . . . . . . . . . . . . . . . .	855	99,757
Secom Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,405	190,429
			ASML Holding N.V. . . . . . . . . . . . . . . . . . . . . . . . .	1,875	516,718
Seibu Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	3,954	55,806
			EXOR N.V. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,514	818,660
Seiko Epson Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	7,481	105,457
			Heineken N.V. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,285	227,997
Sekisui House Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	15,912	311,482
			Koninklijke BAM Groep N.V. . . . . . . . . . . . . . . . . .	13,868	38,227
Seven & i Holdings Co. Ltd. . . . . . . . . . . . . . . . . .	18,370	627,263
			Koninklijke DSM N.V.. . . . . . . . . . . . . . . . . . . . . . .	1,887	212,625
Sharp Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,795	78,758
			Koninklijke KPN N.V. . . . . . . . . . . . . . . . . . . . . . . .	76,435	185,828
Shimano, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	448	62,564
			Koninklijke Philips N.V. . . . . . . . . . . . . . . . . . . . . .	11,165	477,537
Shiseido Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,588	96,530
			NXP Semiconductors N.V. . . . . . . . . . . . . . . . . . .	14,540	1,653,053
Showa Denko K.K. . . . . . . . . . . . . . . . . . . . . . . . . .	3,394	72,861
			Randstad N.V. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,303	170,540
SoftBank Group Corp.. . . . . . . . . . . . . . . . . . . . . .	11,843	545,588
			Royal Dutch Shell PLC, Class A . . . . . . . . . . . . . .	118,590	2,585,364
Sojitz Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,160	158,869
			Signify N.V.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,084	121,479
Sompo Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . .	9,717	357,411	Wolters Kluwer N.V. . . . . . . . . . . . . . . . . . . . . . . .	2,277	166,519
Stanley Electric Co. Ltd. . . . . . . . . . . . . . . . . . . . .	2,497	60,667
					7,531,768
Subaru Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,071	412,554
SUMCO Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,471	67,383	New Zealand-0.11%
Sumitomo Chemical Co. Ltd. . . . . . . . . . . . . . . . .	57,358	207,838	Contact Energy Ltd. . . . . . . . . . . . . . . . . . . . . . . .	14,288	59,448
Sumitomo Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	40,501	578,084	Fletcher Building Ltd. . . . . . . . . . . . . . . . . . . . . . .	29,731	95,969
Sumitomo Electric Industries Ltd. . . . . . . . . . . . .	28,719	340,877	Spark New Zealand Ltd. . . . . . . . . . . . . . . . . . . . .	33,813	93,510
Sumitomo Forestry Co. Ltd. . . . . . . . . . . . . . . .	5,614	83,312			248,927
Sumitomo Realty & Development Co. Ltd	3,409	107,547

Sumitomo Rubber Industries Ltd. . . . . . . . . . . . .	7,797	80,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Norway-0.14%
Gjensidige Forsikring ASA . . . . . . . . . . . . . . . . . .	5,965	$120,775
Mowi ASA(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,702	98,990
Orkla ASA. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,376	103,288
		323,053
Portugal-0.30%
EDP - Energias de Portugal S.A. . . . . . . . . . . . . .	80,371	373,401
Galp Energia SGPS S.A. . . . . . . . . . . . . . . . . . . . .	11,269	153,917
Jeronimo Martins SGPS S.A. . . . . . . . . . . . . . . . .	5,642	99,041
Sonae SGPS S.A.. . . . . . . . . . . . . . . . . . . . . . . . . .	79,733	62,276
		688,635
Russia-0.30%
Evraz PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,787	37,973
VEON Ltd., ADR . . . . . . . . . . . . . . . . . . . . . . . . . .	239,603	474,414
Yandex N.V., Class A(b). . . . . . . . . . . . . . . . . . . . .	4,143	168,247
		680,634
Singapore-0.40%
ComfortDelGro Corp. Ltd. . . . . . . . . . . . . . . . . . .	39,734	55,923
Genting Singapore Ltd. . . . . . . . . . . . . . . . . . . . . .	89,328	52,648
Keppel Corp. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	31,500	143,714
Sembcorp Industries Ltd. . . . . . . . . . . . . . . . . . . .	28,200	37,387
Singapore Airlines Ltd. . . . . . . . . . . . . . . . . . . . . .	19,038	110,018
Singapore Technologies Engineering Ltd. . . . . .	18,791	56,697
Singapore Telecommunications Ltd.. . . . . . . . . .	136,155	294,080
Wilmar International Ltd. . . . . . . . . . . . . . . . . . . .	55,694	158,419
		908,886
South Africa-0.21%
Anglo American PLC. . . . . . . . . . . . . . . . . . . . . . .	20,677	478,669
South Korea-6.36%
CJ CheilJedang Corp. . . . . . . . . . . . . . . . . . . . . . .	320	64,852
CJ Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,284	86,106
Daelim Industrial Co. Ltd.(b) . . . . . . . . . . . . . . . . .	1,039	61,943
DB Insurance Co. Ltd.. . . . . . . . . . . . . . . . . . . . . .	2,729	98,111
Doosan Heavy Industries & Construction Co.
Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,802	103,801
E-MART, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,039	91,484
GS Engineering & Construction Corp. . . . . . . . . .	2,299	49,627
GS Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	2,293	78,440
Hankook Tire & Technology Co. Ltd.. . . . . . . . . .	2,487	52,967
Hanwha Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,055	220,038
Hanwha Solutions Corp. . . . . . . . . . . . . . . . . . . . .	4,600	67,482
Hyosung Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	782	44,621
Hyundai Engineering & Construction Co. Ltd. . .	2,778	79,261
Hyundai Glovis Co. Ltd. . . . . . . . . . . . . . . . . . . . .	457	46,612
Hyundai Marine & Fire Insurance Co. Ltd. . . . . .	4,743	87,935
Hyundai Mobis Co. Ltd.. . . . . . . . . . . . . . . . . . . . .	2,023	353,512
Hyundai Motor Co. . . . . . . . . . . . . . . . . . . . . . . . .	7,871	752,731
Hyundai Steel Co. . . . . . . . . . . . . . . . . . . . . . . . . .	5,568	109,196
Kia Motors Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	11,930	360,582
Korea Electric Power Corp.(b) . . . . . . . . . . . . . . .	26,611	471,318
Korea Gas Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,915	67,790
Korea Shipbuilding & Offshore Engineering Co.
Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,000	170,911
Korea Zinc Co. Ltd.(b) . . . . . . . . . . . . . . . . . . . . . .	156	53,559
Korean Air Lines Co. Ltd.(b) . . . . . . . . . . . . . . . . .	3,302	61,637
Korean Reinsurance Co. . . . . . . . . . . . . . . . . . . . .	7,289	49,097
KT Corp., ADR(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	14,718	142,029
KT&G Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,702	118,150
	Shares	Value
South Korea-(continued)
LG Chem Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	893	$276,712
LG Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,123	118,824
LG Display Co. Ltd.(b) . . . . . . . . . . . . . . . . . . . . . .	18,732	209,422
LG Electronics, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	6,128	306,615
LG Household & Health Care Ltd. . . . . . . . . . . . .	51	52,221
LG International Corp.. . . . . . . . . . . . . . . . . . . . . .	4,092	38,257
LG Uplus Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,651	83,525
Lotte Chemical Corp. . . . . . . . . . . . . . . . . . . . . . .	530	81,685
Lotte Shopping Co. Ltd. . . . . . . . . . . . . . . . . . . . .	855	67,828
LS Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,439	43,051
NAVER Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	909	132,117
POSCO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,238	681,007
Posco International Corp.. . . . . . . . . . . . . . . . . . .	3,997	49,454
Samsung C&T Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,782	156,606
Samsung Electro-Mechanics Co. Ltd. . . . . . . . . .	978	103,895
Samsung Electronics Co. Ltd. . . . . . . . . . . . . . . .	133,586	6,043,433
Samsung Fire & Marine Insurance Co. Ltd.. . . . .	919	149,825
Samsung Heavy Industries Co. Ltd.(b). . . . . . . . .	11,736	56,935
Samsung SDI Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	586	146,448
Samsung SDS Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	335	46,361
SK Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . .	2,007	319,593
SK Hynix, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,483	828,835
SK Innovation Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	2,040	190,940
SK Networks Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	12,520	45,142
SK Telecom Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . .	1,072	188,128
Woongjin Coway Co. Ltd. . . . . . . . . . . . . . . . . . . .	804	45,875
		14,406,526
Spain-1.96%
Acciona S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	530	66,894
Aena SME S.A.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	642	102,827
Amadeus IT Group S.A. . . . . . . . . . . . . . . . . . . . .	2,483	175,051
Distribuidora Internacional de Alimentacion
S.A.(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	300,343	25,964
Endesa S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,448	293,423
Ferrovial S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,873	167,780
Grifols S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,477	111,362
Iberdrola S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	115,231	1,312,322
Industria de Diseno Textil S.A.. . . . . . . . . . . . . . .	9,413	291,507
Mapfre S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44,248	99,158
Naturgy Energy Group S.A. . . . . . . . . . . . . . . . . .	6,567	152,909
Repsol S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,012	564,930
Telefonica S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . .	183,356	1,079,543
		4,443,670
Sweden-1.55%
Alfa Laval AB . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,205	72,124
Atlas Copco AB, Class A(a) . . . . . . . . . . . . . . . . . .	9,848	350,345
Boliden AB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,326	111,805
Electrolux AB, Series B . . . . . . . . . . . . . . . . . . . . .	6,250	124,828
Hennes & Mauritz AB, Class B(a) . . . . . . . . . . . . .	16,680	299,069
Hexagon AB, Class B. . . . . . . . . . . . . . . . . . . . . . .	1,942	103,593
Husqvarna AB, Class B . . . . . . . . . . . . . . . . . . . . .	7,231	48,192
ICA Gruppen AB(a) . . . . . . . . . . . . . . . . . . . . . . . . .	1,847	68,439
NCC AB, Class B . . . . . . . . . . . . . . . . . . . . . . . . . .	3,664	64,281
Peab AB, Class B . . . . . . . . . . . . . . . . . . . . . . . . . .	6,087	60,654
Sandvik AB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,405	187,980
Securitas AB, Class B . . . . . . . . . . . . . . . . . . . . . .	6,068	82,018
Skanska AB, Class B . . . . . . . . . . . . . . . . . . . . . . .	11,381	247,962
SKF AB, Class B. . . . . . . . . . . . . . . . . . . . . . . . . . .	8,491	148,733
SSAB AB, Class A(a) . . . . . . . . . . . . . . . . . . . . . . .	27,536	84,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Sweden-(continued)
Swedish Match AB. . . . . . . . . . . . . . . . . . . . . . . . .	1,741	$101,009
Tele2 AB, Class B . . . . . . . . . . . . . . . . . . . . . . . . .	6,214	89,657
Telefonaktiebolaget LM Ericsson, Class B . . . . .	49,717	393,219
Telia Co. AB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	65,099	257,059
Trelleborg AB, Class B . . . . . . . . . . . . . . . . . . . . .	5,473	84,253
Volvo AB, Class B . . . . . . . . . . . . . . . . . . . . . . . . .	33,703	521,443
		3,501,324
Switzerland-6.13%
ABB Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,217	715,535
Adecco Group AG . . . . . . . . . . . . . . . . . . . . . . . . .	5,092	274,282
Aryzta AG(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64,102	54,881
Chocoladefabriken Lindt & Spruengli AG, PC(a) .	15	116,957
Cie Financiere Richemont S.A.. . . . . . . . . . . . . . .	6,744	461,642
Clariant AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,073	64,635
Coca-Cola HBC AG . . . . . . . . . . . . . . . . . . . . . . . .	1,949	61,845
DKSH Holding AG . . . . . . . . . . . . . . . . . . . . . . . . .	825	46,784
Dufry AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	787	57,377
Geberit AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	254	126,952
Georg Fischer AG. . . . . . . . . . . . . . . . . . . . . . . . . .	72	62,141
Givaudan S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60	186,332
Glencore PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	448,918	1,144,309
Kuehne + Nagel International AG . . . . . . . . . . . .	894	130,593
LafargeHolcim Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	9,335	434,237
Lonza Group AG . . . . . . . . . . . . . . . . . . . . . . . . . .	377	150,169
Nestle S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,336	3,132,792
Novartis AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,845	2,580,987
Pargesa Holding S.A., BR . . . . . . . . . . . . . . . . . . .	1,152	84,918
Partners Group Holding AG . . . . . . . . . . . . . . . . .	99	86,261
Roche Holding AG . . . . . . . . . . . . . . . . . . . . . . . . .	8,038	2,611,416
Schindler Holding AG, PC . . . . . . . . . . . . . . . . . . .	927	207,894
SGS S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47	116,746
Sika AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	973	173,275
Sonova Holding AG . . . . . . . . . . . . . . . . . . . . . . . .	355	84,738
STMicroelectronics N.V. . . . . . . . . . . . . . . . . . . . .	8,702	240,193
Swatch Group AG (The), BR . . . . . . . . . . . . . . . . .	980	226,424
Swisscom AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	451	239,828
		13,874,143
United Kingdom-12.22%
Admiral Group PLC . . . . . . . . . . . . . . . . . . . . . . . .	2,340	63,666
Aggreko PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,776	50,973
Ashtead Group PLC. . . . . . . . . . . . . . . . . . . . . . . .	2,996	93,424
Associated British Foods PLC . . . . . . . . . . . . . . .	4,765	138,314
AstraZeneca PLC. . . . . . . . . . . . . . . . . . . . . . . . . .	11,217	978,170
Babcock International Group PLC . . . . . . . . . . . .	17,199	99,336
BAE Systems PLC . . . . . . . . . . . . . . . . . . . . . . . . .	61,022	481,871
Balfour Beatty PLC . . . . . . . . . . . . . . . . . . . . . . . .	25,254	79,988
Barratt Developments PLC. . . . . . . . . . . . . . . . . .	19,057	186,499
Beazley PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,382	50,608
Bellway PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,845	88,644
Berkeley Group Holdings PLC . . . . . . . . . . . . . . .	2,255	138,164
BP PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	580,406	2,995,020
British American Tobacco PLC . . . . . . . . . . . . . .	35,511	1,405,862
BT Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	262,766	483,709
Bunzl PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,769	115,480
Burberry Group PLC . . . . . . . . . . . . . . . . . . . . . . .	4,811	104,704
Capita PLC(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57,736	95,627
Centrica PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	420,634	393,139
CNH Industrial N.V. . . . . . . . . . . . . . . . . . . . . . . . .	27,396	256,516
Coca-Cola European Partners PLC . . . . . . . . . . .	6,124	312,079
	Shares	Value
United Kingdom-(continued)
Compass Group PLC . . . . . . . . . . . . . . . . . . . . . . .	18,774	$410,636
Croda International PLC . . . . . . . . . . . . . . . . . . . .	795	46,443
Daily Mail and General Trust PLC, Class A . . . . .	5,868	55,831
DCC PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,758	125,969
Diageo PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,544	548,411
Direct Line Insurance Group PLC . . . . . . . . . . . .	40,830	161,222
Dixons Carphone PLC . . . . . . . . . . . . . . . . . . . . . .	73,309	116,900
Drax Group PLC. . . . . . . . . . . . . . . . . . . . . . . . . . .	17,006	59,345
DS Smith PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,324	90,743
Firstgroup PLC(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	67,692	101,853
G4S PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,622	89,150
GlaxoSmithKline PLC. . . . . . . . . . . . . . . . . . . . . . .	63,737	1,279,536
Hays PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,481	56,280
IMI PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,122	53,866
Imperial Brands PLC . . . . . . . . . . . . . . . . . . . . . . .	21,714	437,924
Inchcape PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,210	127,082
Informa PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,347	83,066
InterContinental Hotels Group PLC . . . . . . . . . . .	1,775	97,356
International Consolidated Airlines Group S.A. .	86	536
International Consolidated Airlines Group S.A.,
ADR(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,047	317,773
Intertek Group PLC . . . . . . . . . . . . . . . . . . . . . . . .	1,075	73,109
ITV PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	88,040	132,481
J Sainsbury PLC . . . . . . . . . . . . . . . . . . . . . . . . . .	126,716	319,705
Janus Henderson Group PLC. . . . . . . . . . . . . . . .	11,212	237,694
John Wood Group PLC . . . . . . . . . . . . . . . . . . . . .	15,869	75,388
Kier Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,717	18,439
Kingfisher PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	97,738	239,230
Liberty Global PLC, Class C(b) . . . . . . . . . . . . . . .	52,028	967,201
Man Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,617	67,365
Manchester United PLC, Class A . . . . . . . . . . . . .	2,909	50,878
Marks & Spencer Group PLC . . . . . . . . . . . . . . . .	72,539	148,781
Meggitt PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,242	92,484
Melrose Industries PLC . . . . . . . . . . . . . . . . . . . . .	75,922	206,405
Mondi PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,406	169,491
National Grid PLC . . . . . . . . . . . . . . . . . . . . . . . . .	81,456	1,028,217
Next PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,460	193,724
Nomad Foods Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . .	5,582	103,044
Pearson PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,677	140,867
Pennon Group PLC . . . . . . . . . . . . . . . . . . . . . . . .	7,662	106,370
Persimmon PLC. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,753	210,507
Petrofac Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,240	54,629
Playtech PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,510	33,880
Reckitt Benckiser Group PLC . . . . . . . . . . . . . . . .	7,145	525,407
RELX PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,482	421,161
Rentokil Initial PLC . . . . . . . . . . . . . . . . . . . . . . . .	10,583	65,954
Rolls-Royce Holdings PLC. . . . . . . . . . . . . . . . . . .	26,361	211,684
Royal Mail PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . .	72,197	150,806
RSA Insurance Group PLC . . . . . . . . . . . . . . . . . .	18,140	121,038
Saga PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	170,370	71,139
Sage Group PLC (The) . . . . . . . . . . . . . . . . . . . . .	7,798	69,196
Severn Trent PLC . . . . . . . . . . . . . . . . . . . . . . . . .	4,057	128,685
Signature Aviation PLC. . . . . . . . . . . . . . . . . . . . .	12,392	44,672
Smith & Nephew PLC . . . . . . . . . . . . . . . . . . . . . .	7,216	160,962
Smiths Group PLC . . . . . . . . . . . . . . . . . . . . . . . . .	5,553	110,141
SSE PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37,942	746,557
Subsea 7 S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,789	68,025
Tate & Lyle PLC . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,607	69,165
Taylor Wimpey PLC . . . . . . . . . . . . . . . . . . . . . . . .	64,906	169,692
Tesco PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	253,424	745,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Thomas Cook Group PLC(a)(b)(d) . . . . . . . . . . . . .	511,753	$0
Travis Perkins PLC . . . . . . . . . . . . . . . . . . . . . . . .	6,928	130,655
Unilever N.V. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,030	1,272,804
Unilever PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,786	1,430,761
Vodafone Group PLC . . . . . . . . . . . . . . . . . . . . . .	1,474,062	2,564,595
Weir Group PLC (The). . . . . . . . . . . . . . . . . . . . . .	3,112	52,557
Whitbread PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,149	107,919
William Hill PLC . . . . . . . . . . . . . . . . . . . . . . . . . . .	36,190	69,390
WM Morrison Supermarkets PLC(a) . . . . . . . . . . .	103,799	229,252
WPP PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,161	390,151
		27,669,701
United States-5.09%
Aon PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,431	921,648
Atlassian Corp. PLC, Class A(b) . . . . . . . . . . . . . .	549	79,583
Bausch Health Cos., Inc.(b) . . . . . . . . . . . . . . . . . .	16,058	355,768
Brightsphere Investment Group, Inc. . . . . . . . . .	5,079	47,489
Capri Holdings Ltd.(b) . . . . . . . . . . . . . . . . . . . . . .	6,832	176,402
Carnival PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,020	407,504
Chubb Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,857	2,734,831
Constellium SE(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	10,086	125,066
Cott Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,823	96,727
Delphi Technologies PLC(b). . . . . . . . . . . . . . . . . .	13,206	186,469
Flex Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36,866	409,581
Garmin Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,699	238,565
IHS Markit Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,092	647,714
International Game Technology PLC. . . . . . . . . .	6,426	68,373
James Hardie Industries PLC, CDI. . . . . . . . . . . .	4,090	73,619
LivaNova PLC(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	1,062	74,043
LyondellBasell Industries N.V., Class A. . . . . . . .	18,584	1,328,013
Masonite International Corp.(b) . . . . . . . . . . . . . .	1,787	131,344
Mellanox Technologies Ltd.(b) . . . . . . . . . . . . . . .	572	68,308
Mylan N.V.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,865	702,469
Pentair PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,120	319,847
Resolute Forest Products, Inc.(b) . . . . . . . . . . . . .	19,232	51,157
Samsonite International S.A.(c) . . . . . . . . . . . . . .	23,263	40,882

Investment Abbreviations:

ADR-American Depositary Receipt

BR-Bearer Shares

CDI-CREST Depository Interest

PC-Participation Certificate

SDR-Swedish Depository Receipt

	Shares	Value
United States-(continued)
Sensata Technologies Holding PLC(b) . . . . . . . . .	4,925	$200,940
TE Connectivity Ltd. . . . . . . . . . . . . . . . . . . . . . . .	10,927	905,520
Venator Materials PLC(b) . . . . . . . . . . . . . . . . . . .	11,486	30,668
Waste Connections, Inc. . . . . . . . . . . . . . . . . . . . .	4,309	414,866
Willis Towers Watson PLC . . . . . . . . . . . . . . . . . .	3,597	680,732
		11,518,128
Total Common Stocks & Other Equity Interests
(Cost $244,004,376). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		225,443,587

Money Market Funds-0.22%

Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(e)
(Cost $487,055) . . . . . . . . . . . . . . . . . . . . . . . .	487,055	487,055
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-99.77%
(Cost $244,491,431). . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	225,930,642

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.84%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(e)(f) . . . . . . . . . . . . .	3,133,774	3,133,774
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(e)(f) . . . . . . . . . . . . . . . . . . . . . . . .	1,027,612	1,028,126
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $4,161,797) . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	4,161,900
TOTAL INVESTMENTS IN SECURITIES-101.61%
(Cost $248,653,228). . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	230,092,542
OTHER ASSETS LESS LIABILITIES-(1.61)% . . . . .	. . . . . . . . . .	(3,639,210)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	$226,453,332

Notes to Schedule of Investments:

(a)All or a portion of this security was out on loan at February 29, 2020.

(b)Non-income producing security.

(c)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $1,148,320, which represented less than 1% of the Fund's Net Assets.

(d)Security valued using significant unobservable inputs (Level 3). See Note 4.

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Industrials	15.81
Consumer Discretionary	12.44

Materials	11.85
Consumer Staples	10.61

Energy	10.46
Information Technology	8.76

Health Care	8.35
Financials	7.16

Communication Services	6.89
Utilities	6.53

Real Estate	0.69
Money Market Funds Plus Other Assets
Less Liabilities	0.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)

February 29, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Argentina-0.08%
Globant S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	98	$11,075
Australia-5.23%
A2B Australia Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,136	6,426
Accent Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,599	4,893
Adelaide Brighton Ltd.(b). . . . . . . . . . . . . . . . . . . . . .	4,810	9,304
ALS Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,380	18,218
Ansell Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,440	27,482
AP Eagers Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,455	14,056
Aristocrat Leisure Ltd. . . . . . . . . . . . . . . . . . . . . . . .	1,329	28,371
Asaleo Care Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,132	6,859
Australian Pharmaceutical Industries Ltd.. . . . . . . .	16,091	12,398
Beach Energy Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,717	9,864
Breville Group Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . .	456	5,718
CIMIC Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	936	14,387
Cleanaway Waste Management Ltd. . . . . . . . . . . . .	13,986	20,470
Cochlear Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150	20,076
Costa Group Holdings Ltd.(b) . . . . . . . . . . . . . . . . . .	4,371	8,342
CSR Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,401	25,397
Estia Health Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,613	8,186
Evolution Mining Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	7,273	18,945
Flight Centre Travel Group Ltd.(b) . . . . . . . . . . . . . .	522	10,979
G8 Education Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,510	4,725
GrainCorp Ltd., Class A(a) . . . . . . . . . . . . . . . . . . . . .	4,395	22,103
Harvey Norman Holdings Ltd. . . . . . . . . . . . . . . . . .	9,212	22,035
Iluka Resources Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	2,726	14,658
InvoCare Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	730	6,825
IOOF Holdings Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,296	4,738
JB Hi-Fi Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,331	31,572
MACA Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,311	8,304
Magellan Financial Group Ltd. . . . . . . . . . . . . . . . . .	144	5,177
Mineral Resources Ltd.(b) . . . . . . . . . . . . . . . . . . . . .	1,496	15,963
Monadelphous Group Ltd.. . . . . . . . . . . . . . . . . . . . .	1,277	11,873
Myer Holdings Ltd.(a)(b) . . . . . . . . . . . . . . . . . . . . . . .	32,830	7,197
New Hope Corp. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	3,382	3,151
Nine Entertainment Co. Holdings Ltd.. . . . . . . . . . .	10,327	10,553
Northern Star Resources Ltd. . . . . . . . . . . . . . . . . .	1,919	16,654
Nufarm Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,594	11,841
Orora Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,885	22,680
OZ Minerals Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,611	20,954
Pact Group Holdings Ltd.(a) . . . . . . . . . . . . . . . . . . .	4,169	5,336
Pendal Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,114	5,315
Perenti Global Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,122	6,199
Platinum Asset Management Ltd.(b) . . . . . . . . . . . .	1,715	4,500
Premier Investments Ltd. . . . . . . . . . . . . . . . . . . . . .	953	10,360
Qube Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	11,212	21,108
REA Group Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	164	10,396
Regis Resources Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	3,586	9,318
Resolute Mining Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . .	10,322	6,788
Sandfire Resources Ltd. . . . . . . . . . . . . . . . . . . . . . .	2,191	6,018
Seven Group Holdings Ltd.(b) . . . . . . . . . . . . . . . . . .	969	10,977
Sigma Healthcare Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	42,854	15,335
St Barbara Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,626	5,494
Star Entertainment Group Ltd. (The) . . . . . . . . . . .	8,944	21,048
Super Retail Group Ltd.. . . . . . . . . . . . . . . . . . . . . . .	2,112	11,043
Tassal Group Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,424	8,499
Village Roadshow Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	2,987	6,760
	Shares	Value
Australia-(continued)
Vocus Group Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	4,312	$9,564
Whitehaven Coal Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	7,174	9,251
Worley Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,204	17,791
WPP AUNZ Ltd., Class A . . . . . . . . . . . . . . . . . . . . . .	20,374	7,947
		720,421
Austria-0.36%
ams AG(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	381	12,993
Oesterreichische Post AG(b) . . . . . . . . . . . . . . . . . . .	459	14,571
Porr AG(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	459	8,107
Semperit AG Holding(a) . . . . . . . . . . . . . . . . . . . . . . .	458	5,484
Zumtobel Group AG(a) . . . . . . . . . . . . . . . . . . . . . . . .	1,100	8,700
		49,855
Belgium-1.08%
AGFA-Gevaert N.V.(a). . . . . . . . . . . . . . . . . . . . . . . . .	4,128	18,083
Barco N.V. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	71	15,115
bpost S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,900	15,461
Dieteren S.A./N.V. . . . . . . . . . . . . . . . . . . . . . . . . . . .	430	24,939
Econocom Group S.A./N.V. . . . . . . . . . . . . . . . . . . .	2,952	8,210
Greenyard N.V.(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,060	8,961
Ontex Group N.V.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	905	13,520
Orange Belgium S.A. . . . . . . . . . . . . . . . . . . . . . . . . .	592	11,185
Recticel S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	808	5,964
Telenet Group Holding N.V. . . . . . . . . . . . . . . . . . . .	283	10,731
Tessenderlo Group S.A.(a) . . . . . . . . . . . . . . . . . . . . .	370	11,095
Viohalco S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,053	5,931
		149,195
Canada-5.98%
Ag Growth International, Inc. . . . . . . . . . . . . . . . . . .	324	9,334
AGF Management Ltd., Class B . . . . . . . . . . . . . . . .	4,186	19,022
Aimia, Inc.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,316	12,792
Alcanna, Inc.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,430	3,611
Altus Group Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	302	10,097
Athabasca Oil Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . .	29,468	7,903
ATS Automation Tooling Systems, Inc.(a) . . . . . . . .	1,331	17,778
AutoCanada, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,097	26,071
Badger Daylighting Ltd.. . . . . . . . . . . . . . . . . . . . . . .	421	9,848
Bird Construction, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	3,016	13,166
Calfrac Well Services Ltd.(a)(b) . . . . . . . . . . . . . . . . .	8,189	4,270
Canaccord Genuity Group, Inc.. . . . . . . . . . . . . . . . .	7,042	26,283
Canada Goose Holdings, Inc.(a). . . . . . . . . . . . . . . . .	229	6,312
Canfor Pulp Products, Inc. . . . . . . . . . . . . . . . . . . . .	1,523	8,112
Capstone Mining Corp.(a) . . . . . . . . . . . . . . . . . . . . .	35,218	16,791
Cardinal Energy Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	7,472	10,743
CES Energy Solutions Corp.(b) . . . . . . . . . . . . . . . . .	9,889	14,955
Clearwater Seafoods, Inc. . . . . . . . . . . . . . . . . . . . . .	1,784	6,246
Colliers International Group, Inc. . . . . . . . . . . . . . . .	314	25,450
Computer Modelling Group Ltd. . . . . . . . . . . . . . . . .	1,087	5,644
DIRTT Environmental Solutions(a) . . . . . . . . . . . . . .	1,145	2,064
Dundee Precious Metals, Inc.(a) . . . . . . . . . . . . . . . .	5,272	20,619
Enghouse Systems Ltd.. . . . . . . . . . . . . . . . . . . . . . .	447	16,950
Ensign Energy Services, Inc.. . . . . . . . . . . . . . . . . . .	5,767	9,022
Exchange Income Corp.. . . . . . . . . . . . . . . . . . . . . . .	907	27,588
Extendicare, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,174	18,325
Fiera Capital Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,732	13,948
FirstService Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	206	20,438
Fortuna Silver Mines, Inc.(a) . . . . . . . . . . . . . . . . . . .	6,407	18,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)— (continued)

February 29, 2020 (Unaudited)

	Shares	Value
Canada-(continued)
Guyana Goldfields, Inc.(a) . . . . . . . . . . . . . . . . . . . . .	14,560	$4,067
High Liner Foods, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,462	8,027
Horizon North Logistics, Inc. . . . . . . . . . . . . . . . . . .	5,385	3,249
Intertape Polymer Group, Inc. . . . . . . . . . . . . . . . . .	1,463	15,465
Just Energy Group, Inc. . . . . . . . . . . . . . . . . . . . . . .	6,057	5,776
Kelt Exploration Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . .	3,658	8,720
Magellan Aerospace Corp. . . . . . . . . . . . . . . . . . . . .	654	5,569
Medical Facilities Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,555	3,661
Morneau Shepell, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	862	21,281
MTY Food Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	223	8,519
Mullen Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,409	19,936
NuVista Energy Ltd.(a). . . . . . . . . . . . . . . . . . . . . . . .	8,801	12,982
Pason Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	835	7,657
Pretium Resources, Inc.(a) . . . . . . . . . . . . . . . . . . . .	2,839	20,198
Quarterhill, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,695	11,724
Recipe Unlimited Corp. . . . . . . . . . . . . . . . . . . . . . . .	940	11,274
Rogers Sugar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,339	15,968
SEMAFO, Inc.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,832	11,557
Sienna Senior Living, Inc. . . . . . . . . . . . . . . . . . . . . .	1,423	18,138
Sierra Wireless, Inc.(a)(b) . . . . . . . . . . . . . . . . . . . . . .	1,256	9,768
Sleep Country Canada Holdings, Inc.(c) . . . . . . . . . .	835	11,365
SSR Mining, Inc.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,010	31,445
Stelco Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,131	6,016
Tamarack Valley Energy Ltd.(a) . . . . . . . . . . . . . . . .	10,518	10,108
TMAC Resources, Inc.(a)(c) . . . . . . . . . . . . . . . . . . . .	1,227	1,463
Torex Gold Resources, Inc.(a) . . . . . . . . . . . . . . . . . .	2,421	32,067
Transat AT, Inc.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,865	31,631
Trevali Mining Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . .	64,640	6,742
Trican Well Service Ltd.(a) . . . . . . . . . . . . . . . . . . . . .	23,223	15,051
Wajax Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,316	12,911
Western Forest Products, Inc.(b) . . . . . . . . . . . . . . .	18,896	15,062
Westshore Terminals Investment Corp.(b) . . . . . . . .	962	10,098
Winpak Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	431	14,118
		823,753
China-0.74%
BYD Electronic International Co. Ltd. . . . . . . . . . . .	9,421	17,650
CGN New Energy Holdings Co. Ltd. . . . . . . . . . . . . .	44,801	6,841
COSCO SHIPPING International Hong Kong Co.
Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62,211	18,361
Kerry Logistics Network Ltd. . . . . . . . . . . . . . . . . . .	8,581	12,266
Road King Infrastructure Ltd. . . . . . . . . . . . . . . . . . .	5,925	10,112
Sinotruk Hong Kong Ltd.. . . . . . . . . . . . . . . . . . . . . .	7,565	14,464
Towngas China Co. Ltd.(a). . . . . . . . . . . . . . . . . . . . .	13,679	7,934
VSTECS Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	29,917	14,204
		101,832
Colombia-0.07%
Frontera Energy Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,745	9,867
Denmark-1.39%
ALK-Abello A/S(a). . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	8,621
D/S Norden A/S . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	742	8,529
FLSmidth & Co. A/S . . . . . . . . . . . . . . . . . . . . . . . . . .	545	18,409
Genmab A/S(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	71	15,884
GN Store Nord A/S . . . . . . . . . . . . . . . . . . . . . . . . . .	575	31,695
Matas A/S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	960	7,902
NKT A/S(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	795	19,375
NNIT A/S(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	361	5,508
Per Aarsleff Holding A/S. . . . . . . . . . . . . . . . . . . . . .	427	12,453
Schouw & Co. A/S . . . . . . . . . . . . . . . . . . . . . . . . . . .	196	14,636
	Shares	Value
Denmark-(continued)
Topdanmark A/S . . . . . . . . . . . . . . . . . . . . . . . . . . . .	553	$23,849
Tryg A/S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	874	24,050
		190,911
Egypt-0.21%
Centamin PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,177	28,292
Finland-1.42%
Bittium OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,488	9,071
Cargotec OYJ, Class B . . . . . . . . . . . . . . . . . . . . . . .	664	18,964
Caverion OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,492	10,358
Ferratum OYJ(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	257	2,879
Kemira OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,691	21,305
Konecranes OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . . .	561	16,410
Lehto Group OYJ. . . . . . . . . . . . . . . . . . . . . . . . . . . .	956	2,048
Outotec OYJ(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,027	10,233
Sanoma OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,242	14,025
Stockmann OYJ Abp, Class B(a) . . . . . . . . . . . . . . . .	4,918	13,965
TietoEVRY OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	775	21,827
Uponor OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	994	12,939
Valmet OYJ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,020	23,932
YIT OYJ. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,678	17,709
		195,665
France-3.48%
Akka Technologies(b) . . . . . . . . . . . . . . . . . . . . . . . . .	92	5,083
Albioma S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	353	11,478
Altran Technologies S.A.(b) . . . . . . . . . . . . . . . . . . . .	1,514	24,164
Beneteau S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	469	4,407
Bonduelle S.C.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	395	8,895
CGG S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,979	26,669
Cie des Alpes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	330	8,337
Cie Plastic Omnium S.A. . . . . . . . . . . . . . . . . . . . . . .	795	17,430
Dassault Aviation S.A. . . . . . . . . . . . . . . . . . . . . . . . .	21	21,660
Derichebourg S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,942	9,798
Elior Group S.A.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,085	26,040
Eramet(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	166	5,365
Fnac Darty S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	248	11,202
Gaztransport Et Technigaz S.A. . . . . . . . . . . . . . . . .	102	8,975
Imerys S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	482	18,573
Innate Pharma S.A.(a)(b) . . . . . . . . . . . . . . . . . . . . . .	523	3,651
Ipsen S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	135	8,690
Ipsos . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	695	21,261
JCDecaux S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	726	16,587
Kaufman & Broad S.A.. . . . . . . . . . . . . . . . . . . . . . . .	323	12,865
LISI . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	245	7,562
Maisons du Monde S.A.(c) . . . . . . . . . . . . . . . . . . . . .	496	6,031
Mersen S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	318	9,257
Metropole Television S.A. . . . . . . . . . . . . . . . . . . . . .	814	11,901
Nexans S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	760	34,395
Quadient . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,110	23,557
Societe BIC S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	299	17,982
Sopra Steria Group . . . . . . . . . . . . . . . . . . . . . . . . . .	218	34,890
Tarkett S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	528	8,468
Technicolor S.A.(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . .	19,720	5,147
Television Francaise 1. . . . . . . . . . . . . . . . . . . . . . . .	2,097	15,951
Vicat S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	409	15,904
Vilmorin & Cie S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . .	139	6,130
Worldline S.A.(a)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	143	10,815
		479,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)— (continued)

February 29, 2020 (Unaudited)

	Shares	Value
Germany-4.15%
AIXTRON SE(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	368	$3,700
Amadeus Fire AG . . . . . . . . . . . . . . . . . . . . . . . . . . . .	87	12,041
AURELIUS Equity Opportunities SE & Co. KGaA. . .	438	12,692
Bechtle AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	184	24,032
Bertrandt AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	139	6,482
CANCOM SE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	223	10,822
CTS Eventim AG& Co. KGaA. . . . . . . . . . . . . . . . . . .	283	14,872
Deutz AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,383	6,456
Draegerwerk AG& Co. KGaA, Preference Shares. .	239	15,292
Duerr AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	521	16,110
ElringKlinger AG(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,395	9,255
Fielmann AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	402	27,819
Fraport AG Frankfurt Airport Services Worldwide .	312	19,514
Gerresheimer AG . . . . . . . . . . . . . . . . . . . . . . . . . . . .	277	19,869
Heidelberger Druckmaschinen AG(a)(b) . . . . . . . . . .	8,271	7,232
Hella GmbH & Co. KGaA . . . . . . . . . . . . . . . . . . . . . .	492	20,180
Jungheinrich AG, Preference Shares . . . . . . . . . . .	831	16,549
Kloeckner & Co. SE . . . . . . . . . . . . . . . . . . . . . . . . . .	4,624	25,274
Krones AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	197	12,248
KSB SE & Co. KGaA, Preference Shares . . . . . . . . .	39	11,652
MLP SE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,508	13,444
Nordex SE(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	795	9,283
Norma Group SE . . . . . . . . . . . . . . . . . . . . . . . . . . . .	308	10,048
Puma SE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	275	20,904
QSC AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,745	5,859
Rational AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	9,342
RHOEN-KLINIKUM AG . . . . . . . . . . . . . . . . . . . . . . . .	717	14,177
RIB Software SE(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	205	6,526
SAF-Holland SE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	764	4,633
Sartorius AG, Preference Shares . . . . . . . . . . . . . . .	79	17,963
Scout24 AG(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	444	28,873
Siltronic AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	172	15,904
Sixt SE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68	5,886
SMA Solar Technology AG(a) . . . . . . . . . . . . . . . . . .	255	8,582
Stabilus S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	143	7,615
STO SE & Co. KGaA, Preference Shares . . . . . . . . .	95	9,757
Stroeer SE & Co. KGaA . . . . . . . . . . . . . . . . . . . . . . .	150	11,031
Suedzucker AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,359	21,004
Takkt AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	553	6,961
Trivago N.V., ADR(a) . . . . . . . . . . . . . . . . . . . . . . . . .	2,301	4,188
Wacker Chemie AG . . . . . . . . . . . . . . . . . . . . . . . . . .	199	13,876
Wirecard AG(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	159	20,076
Zalando SE(a)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	316	13,721
		571,744
Hong Kong-1.34%
ASM Pacific Technology Ltd. . . . . . . . . . . . . . . . . . .	2,416	28,630
Cafe de Coral Holdings Ltd. . . . . . . . . . . . . . . . . . . .	5,419	11,877
Cathay Pacific Airways Ltd.(b) . . . . . . . . . . . . . . . . .	12,847	16,518
Cosmopolitan International Holdings Ltd.(a) . . . . . .	13,606	2,095
Esprit Holdings Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . .	70,492	11,759
Giordano International Ltd.. . . . . . . . . . . . . . . . . . . .	28,774	6,757
Hutchison Telecommunications Hong Kong
Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,837	7,668
Luk Fook Holdings International Ltd.. . . . . . . . . . . .	4,191	10,218
Melco International Development Ltd.. . . . . . . . . . .	9,812	20,069
Pacific Basin Shipping Ltd. . . . . . . . . . . . . . . . . . . . .	73,286	10,909
Pacific Textiles Holdings Ltd. . . . . . . . . . . . . . . . . . .	18,148	11,341
Television Broadcasts Ltd. . . . . . . . . . . . . . . . . . . . .	7,605	10,774
Texhong Textile Group Ltd. . . . . . . . . . . . . . . . . . . .	5,901	6,217
	Shares	Value
Hong Kong-(continued)
Truly International Holdings Ltd.(a) . . . . . . . . . . . . .	84,494	$11,384
VTech Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	2,137	18,688
		184,904
Ireland-0.57%
Dalata Hotel Group PLC . . . . . . . . . . . . . . . . . . . . . .	1,299	5,936
Glanbia PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,182	13,698
Greencore Group PLC . . . . . . . . . . . . . . . . . . . . . . . .	5,992	16,019
Kingspan Group PLC . . . . . . . . . . . . . . . . . . . . . . . . .	556	34,842
Origin Enterprises PLC . . . . . . . . . . . . . . . . . . . . . . .	2,501	7,692
		78,187
Israel-0.29%
Ituran Location and Control Ltd. . . . . . . . . . . . . . . .	357	8,172
Plus500 Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,679	20,365
Wix.com Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	86	11,526
		40,063
Italy-1.88%
ACEA S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	603	12,545
ASTM S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	496	12,215
Autogrill S.p.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,887	15,131
Brunello Cucinelli S.p.A. . . . . . . . . . . . . . . . . . . . . . .	133	4,383
Davide Campari-Milano S.p.A. . . . . . . . . . . . . . . . . .	1,955	16,192
De Longhi S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	509	8,722
Fincantieri S.p.A.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	7,319	5,764
IMMSI S.p.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,472	6,977
Iren S.p.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,946	24,474
Italmobiliare S.p.A.. . . . . . . . . . . . . . . . . . . . . . . . . . .	722	20,818
Maire Tecnimont S.p.A.(b) . . . . . . . . . . . . . . . . . . . . .	3,029	7,712
MARR S.p.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	424	7,825
Mediaset S.p.A.(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	6,295	14,611
Moncler S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	385	14,895
OVS S.p.A.(a)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,608	9,086
Piaggio & C S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,736	6,504
PRADA S.p.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,089	13,275
Recordati S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	422	17,930
Safilo Group S.p.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . .	5,088	5,511
Salini Impregilo S.p.A.(a) . . . . . . . . . . . . . . . . . . . . . .	4,949	7,236
Salvatore Ferragamo S.p.A. . . . . . . . . . . . . . . . . . . .	298	4,678
Sogefi S.p.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,681	5,517
Tods S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	129	4,401
Zignago Vetro S.p.A. . . . . . . . . . . . . . . . . . . . . . . . . .	907	12,314
		258,716
Ivory Coast-0.20%
Endeavour Mining Corp.(a) . . . . . . . . . . . . . . . . . . . .	1,568	27,684
Japan-37.48%
ABC-Mart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	235	13,420
Achilles Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	930	14,709
Adastria Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	322	5,224
ADEKA Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,553	20,488
Advantest Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	772	35,177
Aeon Delight Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	424	12,932
Aeon Mall Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,214	17,231
Aica Kogyo Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	465	13,773
Aichi Steel Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	616	17,110
Ain Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	165	9,545
Aisan Industry Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . .	2,005	11,580
Alpen Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	871	12,888
Anritsu Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	746	12,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)— (continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Japan-(continued)			Japan-(continued)
AOKI Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,236	$10,405	Geo Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,045	$11,364
Aoyama Trading Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	1,203	13,439	GNI Group Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	390	4,653
Arata Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	599	22,935	Godo Steel Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	509	11,656
Ariake Japan Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	117	7,463	GS Yuasa Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,333	23,567
Aruhi Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	218	3,201	G-Tekt Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	851	10,280
Asahi Diamond Industrial Co. Ltd. . . . . . . . . . . . . . .	2,086	10,192	GungHo Online Entertainment, Inc. . . . . . . . . . . . . .	475	7,517
Asahi Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	435	9,893	Gunze Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	293	10,404
Asahi Intecc Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	326	7,816	Gurunavi, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,119	7,532
Asics Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,923	20,662	H.I.S. Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	510	10,071
ASKUL Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	302	8,511	Hamakyorex Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	261	6,811
Ateam, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	361	2,597	Hamamatsu Photonics K.K.. . . . . . . . . . . . . . . . . . . .	726	28,168
Autobacs Seven Co. Ltd.. . . . . . . . . . . . . . . . . . . . . .	1,234	15,822	Happinet Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	749	7,992
Axial Retailing, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	385	12,260	Hazama Ando Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	3,315	24,310
Belc Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	295	14,167	Heiwa Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	726	13,556
Benesse Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	1,025	26,436	Hibiya Engineering Ltd. . . . . . . . . . . . . . . . . . . . . . . .	890	14,464
Bic Camera, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,738	15,355	Hisamitsu Pharmaceutical Co., Inc. . . . . . . . . . . . . .	443	19,857
Canon Marketing Japan, Inc. . . . . . . . . . . . . . . . . . .	791	18,289	Hitachi Chemical Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	927	39,146
Capcom Co Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	500	13,619	Hitachi High-Technologies Corp. . . . . . . . . . . . . . . .	574	42,412
Casio Computer Co. Ltd.. . . . . . . . . . . . . . . . . . . . . .	2,108	36,291	Hitachi Transport System Ltd. . . . . . . . . . . . . . . . . .	678	18,266
Cawachi Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	748	13,925	Hitachi Zosen Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,779	20,091
Central Glass Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	828	15,752	Hokuto Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	973	16,580
Chiyoda Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	953	10,752	Hoshizaki Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	296	25,082
Chiyoda Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,659	13,131	Hosiden Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,156	9,988
Chugoku Marine Paints Ltd. . . . . . . . . . . . . . . . . . . .	1,085	9,284	House Foods Group, Inc.. . . . . . . . . . . . . . . . . . . . . .	564	16,654
CI Takiron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,910	10,996	Ichikoh Industries Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	484	2,930
Citizen Watch Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	5,861	23,202	IDOM Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,040	9,683
Cleanup Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,477	11,987	Inaba Denki Sangyo Co. Ltd.. . . . . . . . . . . . . . . . . . .	1,116	24,738
cocokara fine, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	365	16,767	Ines Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,247	17,041
Colowide Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	576	9,479	Iseki & Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,070	11,428
COMSYS Holdings Corp. . . . . . . . . . . . . . . . . . . . . . .	1,213	29,958	Ishihara Sangyo Kaisha Ltd. . . . . . . . . . . . . . . . . . . .	739	4,905
CyberAgent, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	377	14,312	Itochu Enex Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	2,489	19,429
Daido Steel Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . .	575	20,923	Itochu Techno-Solutions Corp. . . . . . . . . . . . . . . . . .	757	21,012
Daifuku Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	359	21,367	Itochu-Shokuhin Co. Ltd.. . . . . . . . . . . . . . . . . . . . . .	484	20,125
Daihen Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	338	8,877	Itoki Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,830	9,393
Daiichi Jitsugyo Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	618	19,108	Iwatani Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	866	28,461
Daiichikosho Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	405	16,558	Izumi Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	438	12,032
Dainichiseika Color & Chemicals Manufacturing			Japan Aviation Electronics Industry Ltd. . . . . . . . .	1,112	17,866
Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	525	11,414	Japan Petroleum Exploration Co. Ltd.. . . . . . . . . . .	916	19,625
Daio Paper Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,343	17,842	Japan Pulp & Paper Co. Ltd.. . . . . . . . . . . . . . . . . . .	672	21,680
DCM Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . .	2,309	21,042	Japan Wool Textile Co. Ltd. (The) . . . . . . . . . . . . . .	1,681	13,964
DeNA Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,001	12,890	Jeol Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	399	10,509
Disco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	133	26,979	J-Oil Mills, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	583	21,755
DMG Mori Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,982	25,045	Joshin Denki Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	637	10,636
Doutor Nichires Holdings Co. Ltd. . . . . . . . . . . . . . .	808	13,581	Joyful Honda Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	1,352	14,251
Duskin Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	860	22,244	Juki Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	831	5,300
EDION Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,159	26,534	Kaga Electronics Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	1,002	18,384
FCC Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	588	10,526	Kaken Pharmaceutical Co. Ltd. . . . . . . . . . . . . . . . .	428	20,792
FP Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	215	12,916	Kamei Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,620	14,824
Freebit Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	229	1,433	Kanamoto Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . .	636	14,086
Fudo Tetra Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	944	12,672	Kanematsu Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,636	28,641
Fuji Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,033	16,616	Kato Sangyo Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	836	23,329
Fuji Oil Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,474	10,302	Keihan Holdings Co. Ltd.. . . . . . . . . . . . . . . . . . . . . .	681	27,653
Fuji Oil Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	540	12,541	Keihin Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,246	29,872
Fuji Seal International, Inc. . . . . . . . . . . . . . . . . . . . .	356	6,340	Keikyu Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,675	25,436
Fujimori Kogyo Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . .	602	16,018	Keiyo Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,144	13,728
Fujitec Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,219	16,963	Klab, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	576	3,252
Fujitsu General Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	735	14,623	KNT-CT Holdings Co., Ltd.(a). . . . . . . . . . . . . . . . . . .	743	6,475
Funai Electric Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . . . .	1,007	5,293	Kobe Bussan Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	384	14,009
Futaba Industrial Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	2,768	14,704	Konami Holdings Corp.(b) . . . . . . . . . . . . . . . . . . . . .	667	24,085
Gakken Holdings Co., Ltd.. . . . . . . . . . . . . . . . . . . . .	115	7,090	Krosaki Harima Corp. . . . . . . . . . . . . . . . . . . . . . . . .	103	5,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)— (continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Japan-(continued)			Japan-(continued)
Kumiai Chemical Industry Co. Ltd.. . . . . . . . . . . . . .	1,114	$7,488	Nissha Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,164	$9,097
Kureha Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	226	11,440	Nisshin Oillio Group Ltd. (The) . . . . . . . . . . . . . . . . .	712	22,014
Kurita Water Industries Ltd. . . . . . . . . . . . . . . . . . . .	1,130	29,281	Nisshin Seifun Group, Inc.(b) . . . . . . . . . . . . . . . . . . .	1,706	28,880
KYB Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	603	13,383	Nissin Kogyo Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	1,107	22,937
Kyodo Printing Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . .	640	15,005	Nittetsu Mining Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	362	12,904
Kyoritsu Maintenance Co. Ltd. . . . . . . . . . . . . . . . . .	203	6,239	NOF Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	640	20,559
Kyowa Kirin Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	1,576	37,550	Nojima Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	870	15,494
Leopalace21 Corp.(a). . . . . . . . . . . . . . . . . . . . . . . . .	9,452	28,830	Obic Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	178	21,931
Life Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	712	15,519	Oki Electric Industry Co. Ltd. . . . . . . . . . . . . . . . . . .	2,337	25,783
Linical Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	339	2,671	Okinawa Electric Power Co., Inc. (The) . . . . . . . . . .	1,105	19,003
M3, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	493	12,733	OKUMA Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	289	12,271
Mabuchi Motor Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . .	599	20,797	Okuwa Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,405	17,311
Maeda Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,576	23,070	Onward Holdings Co. Ltd.(b) . . . . . . . . . . . . . . . . . . .	3,080	14,934
Makino Milling Machine Co. Ltd.. . . . . . . . . . . . . . . .	439	14,937	Open House Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	462	11,659
Marui Group Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	1,169	22,824	Oracle Corp. Japan . . . . . . . . . . . . . . . . . . . . . . . . . .	243	19,014
Maruwa Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	111	7,070	OSJB Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	3,356	7,747
Matsumotokiyoshi Holdings Co. Ltd. . . . . . . . . . . . .	761	24,940	Otsuka Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	675	28,880
Maxell Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	904	10,803	Outsourcing, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	649	4,735
McDonald's Holdings Co. Japan Ltd. . . . . . . . . . . . .	354	14,867	Pacific Industrial Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	771	8,406
Megmilk Snow Brand Co. Ltd. . . . . . . . . . . . . . . . . .	1,061	21,394	Pacific Metals Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . .	328	5,945
Meidensha Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,158	18,616	Paltac Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	372	15,761
Meitec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	296	13,995	Paramount Bed Holdings Co. Ltd. . . . . . . . . . . . . . .	368	14,278
Miraca Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	954	23,747	Park24 Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	846	16,494
Mirait Holdings Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	1,219	16,014	Pasona Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	536	5,501
MISUMI Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	972	20,519	Penta-Ocean Construction Co. Ltd. . . . . . . . . . . . . .	4,911	26,179
Mitsuba Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,473	14,031	Pigeon Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	320	10,858
Mitsubishi Logisnext Co. Ltd. . . . . . . . . . . . . . . . . . .	665	8,323	Pilot Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	327	10,656
Mitsubishi Paper Mills Ltd. . . . . . . . . . . . . . . . . . . . .	2,661	9,695	Plenus Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	764	12,091
Mitsubishi Shokuhin Co. Ltd. . . . . . . . . . . . . . . . . . .	1,206	29,327	Pola Orbis Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . .	754	14,428
Mitsuboshi Belting Ltd. . . . . . . . . . . . . . . . . . . . . . . .	617	8,454	Prima Meat Packers Ltd.. . . . . . . . . . . . . . . . . . . . . .	700	14,420
Mitsui High-Tec, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	509	6,460	Qol Holdings Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	494	5,688
Mitsui-Soko Holdings Co. Ltd.. . . . . . . . . . . . . . . . . .	872	12,692	Relo Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	532	11,645
Miura Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	393	12,861	Resorttrust, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	927	12,255
Mixi, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	960	15,246	Riken Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	295	8,273
Mizuno Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	636	12,636	Rinnai Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	365	24,939
Morinaga & Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	348	13,760	Riso Kagaku Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	730	11,336
Morinaga Milk Industry Co. Ltd. . . . . . . . . . . . . . . . .	658	23,364	Roland DG Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	664	9,991
Nabtesco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	855	23,082	Round One Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	591	4,416
Namura Shipbuilding Co. Ltd.. . . . . . . . . . . . . . . . . .	3,312	6,325	Royal Holdings Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . .	550	9,137
NET One Systems Co. Ltd. . . . . . . . . . . . . . . . . . . . .	465	9,669	Ryohin Keikaku Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	1,210	16,580
Neturen Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,464	9,243	Ryosan Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	937	19,389
Nichias Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,013	20,971	S Foods, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	388	8,061
Nichicon Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,287	9,486	Saibu Gas Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	709	14,362
Nihon Parkerizing Co. Ltd. . . . . . . . . . . . . . . . . . . . .	1,380	12,717	Saizeriya Co. Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	448	8,506
Nihon Unisys Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	508	15,330	Sakai Chemical Industry Co. Ltd. . . . . . . . . . . . . . . .	502	8,903
Nikkiso Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	720	6,435	Sakata INX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,243	10,878
Nikkon Holdings Co. Ltd.. . . . . . . . . . . . . . . . . . . . . .	1,060	20,509	San-Ai Oil Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,889	25,284
Nippon Carbon Co., Ltd. . . . . . . . . . . . . . . . . . . . . . .	117	3,889	Sanden Holdings Corp.(a) . . . . . . . . . . . . . . . . . . . . .	2,393	11,403
Nippon Chemical Industrial Co., Ltd. . . . . . . . . . . . .	317	6,821	Sanken Electric Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	577	13,678
Nippon Chemi-Con Corp.. . . . . . . . . . . . . . . . . . . . . .	535	7,663	Sanki Engineering Co. Ltd. . . . . . . . . . . . . . . . . . . . .	1,402	16,546
Nippon Flour Mills Co. Ltd. . . . . . . . . . . . . . . . . . . . .	1,540	22,900	Sankyo Tateyama, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,567	15,762
Nippon Gas Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . .	436	13,864	Sanoh Industrial Co. Ltd.(b) . . . . . . . . . . . . . . . . . . . .	2,676	20,914
Nippon Light Metal Holdings Co. Ltd. . . . . . . . . . . .	13,553	23,873	Sanwa Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . . .	2,193	20,168
Nippon Paint Holdings Co. Ltd. . . . . . . . . . . . . . . . .	639	29,176	Sanyo Denki Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	188	7,660
Nippon Shokubai Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	406	20,627	Sawai Pharmaceutical Co. Ltd.. . . . . . . . . . . . . . . . .	414	23,489
Nippon Soda Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	643	16,679	SBS Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	433	6,415
Nippon Yakin Kogyo Co. Ltd. . . . . . . . . . . . . . . . . . .	441	6,979	SCREEN Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . .	390	19,778
Nishimatsu Construction Co. Ltd. . . . . . . . . . . . . . .	1,072	22,580	SCSK Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	481	24,838
Nissan Chemical Corp.. . . . . . . . . . . . . . . . . . . . . . . .	609	25,774	Seed Co., Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	451	3,374
Nissan Shatai Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	1,915	17,647	Sega Sammy Holdings, Inc. . . . . . . . . . . . . . . . . . . .	1,954	25,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)— (continued)

February 29, 2020 (Unaudited)

	Shares	Value
Japan-(continued)
Seiko Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	558	$10,827
Senko Group Holdings Co. Ltd. . . . . . . . . . . . . . . . .	2,623	19,259
Seria Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	243	6,506
SG Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	886	17,479
Shima Seiki Manufacturing Ltd. . . . . . . . . . . . . . . . .	276	4,332
Shimadzu Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,082	26,362
Shimamura Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . .	335	22,392
Shinko Electric Industries Co. Ltd. . . . . . . . . . . . . . .	1,557	17,134
Shinmaywa Industries Ltd. . . . . . . . . . . . . . . . . . . . .	1,176	13,279
Shinoken Group Co., Ltd. . . . . . . . . . . . . . . . . . . . . .	681	6,440
Ship Healthcare Holdings, Inc. . . . . . . . . . . . . . . . . .	480	19,491
Shizuoka Gas Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	1,680	13,472
Showa Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	962	20,397
Showa Sangyo Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . .	774	21,125
Siix Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	810	9,079
SKY Perfect JSAT Holdings, Inc. . . . . . . . . . . . . . . .	2,720	11,726
Sohgo Security Services Co. Ltd.. . . . . . . . . . . . . . .	549	25,703
Square Enix Holdings Co. Ltd. . . . . . . . . . . . . . . . . .	541	21,818
Sugi Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	355	16,818
Sumida Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	592	5,214
Sumitomo Bakelite Co. Ltd. . . . . . . . . . . . . . . . . . . .	452	13,577
Sumitomo Dainippon Pharma Co. Ltd. . . . . . . . . . .	853	12,344
Sumitomo Mitsui Construction Co. Ltd.. . . . . . . . . .	3,457	17,563
Sumitomo Osaka Cement Co. Ltd.. . . . . . . . . . . . . .	630	21,581
Sumitomo Riko Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	1,703	11,352
Sundrug Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	766	23,967
Tachi-S Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,373	12,958
Tadano Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,406	11,770
Taiyo Nippon Sanso Corp.. . . . . . . . . . . . . . . . . . . . .	1,090	19,513
Taiyo Yuden Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	1,115	31,218
Takamatsu Construction Group Co. Ltd. . . . . . . . . .	637	13,795
Takasago International Corp. . . . . . . . . . . . . . . . . . .	460	8,644
Takasago Thermal Engineering Co. Ltd. . . . . . . . . .	1,179	18,232
Takeuchi Manufacturing Co. Ltd. . . . . . . . . . . . . . . .	568	8,715
Tamron Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	447	9,875
Tamura Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,918	8,713
Tateru, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,001	1,355
TechnoPro Holdings, Inc. . . . . . . . . . . . . . . . . . . . . .	190	11,309
T-Gaia Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	610	11,667
TIS, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	627	37,144
TKC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	341	15,459
Toa Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	551	8,066
Tobishima Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,153	12,496
Toenec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	537	16,304
Toho Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	606	18,680
Toho Zinc Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	456	6,434
Token Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200	13,869
Tokushu Tokai Paper Co. Ltd. . . . . . . . . . . . . . . . . .	428	14,245
Tokuyama Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	861	19,429
Tokyo Century Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	301	12,502
Tokyu Construction Co. Ltd.. . . . . . . . . . . . . . . . . . .	2,436	15,312
Tomy Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	975	8,632
Tonami Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	205	8,410
Topy Industries Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . .	612	8,567
Towa Pharmaceutical Co. Ltd. . . . . . . . . . . . . . . . . .	398	7,911
Toyo Construction Co. Ltd.. . . . . . . . . . . . . . . . . . . .	3,637	15,207
Toyo Tire Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,415	18,838
Toyobo Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,123	26,708
Toyota Boshoku Corp.. . . . . . . . . . . . . . . . . . . . . . . .	1,925	26,609
Transcosmos, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	646	14,200
	Shares	Value
Japan-(continued)
Trend Micro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	622	$30,966
TS Tech Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	828	21,632
TSI Holdings Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	1,961	7,599
Tsubaki Nakashima Co. Ltd. . . . . . . . . . . . . . . . . . . .	527	5,013
Tsubakimoto Chain Co. . . . . . . . . . . . . . . . . . . . . . . .	559	15,252
Tsugami Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	829	6,733
Tsuruha Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	284	32,991
UACJ Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,142	20,074
Uchida Yoko Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	339	15,494
Ulvac, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	525	15,283
United Super Markets Holdings, Inc. . . . . . . . . . . . .	1,839	14,577
Unitika Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,487	9,375
Valor Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . .	957	14,506
Wacoal Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . .	721	16,871
Wacom Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,521	7,806
Warabeya Nichiyo Holdings Co. Ltd. . . . . . . . . . . . .	904	13,610
Welcia Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	403	24,285
Yorozu Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,003	11,967
Yoshinoya Holdings Co. Ltd.. . . . . . . . . . . . . . . . . . .	893	17,758
Yuasa Trading Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . .	892	25,181
Zeon Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,225	21,308
Zojirushi Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	622	9,630
ZOZO, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	519	7,285
		5,164,351
Jordan-0.13%
Hikma Pharmaceuticals PLC. . . . . . . . . . . . . . . . . . .	758	17,311
Luxembourg-0.23%
Eurofins Scientific SE(b) . . . . . . . . . . . . . . . . . . . . . . .	38	18,984
L'Occitane International S.A. . . . . . . . . . . . . . . . . . .	6,988	12,213
		31,197
Macau-0.16%
SJM Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,113	22,763
Malta-0.07%
Kindred Group PLC, SDR . . . . . . . . . . . . . . . . . . . . .	2,082	10,050
Mexico-0.06%
Fresnillo PLC(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,076	8,298
Netherlands-2.08%
Aalberts N.V. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	767	28,435
Accell Group N.V.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	329	8,998
AMG Advanced Metallurgical Group N.V. . . . . . . . .	257	5,928
Arcadis N.V. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,248	28,377
BE Semiconductor Industries N.V. . . . . . . . . . . . . . .	502	19,355
Boskalis Westminster. . . . . . . . . . . . . . . . . . . . . . . . .	1,120	24,353
Corbion N.V.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	724	26,165
Euronext N.V.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	302	24,963
Fugro N.V., CVA(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,859	14,686
Heijmans N.V., CVA(a) . . . . . . . . . . . . . . . . . . . . . . . .	977	7,834
Intertrust N.V.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	827	13,817
InterXion Holding N.V.(a) . . . . . . . . . . . . . . . . . . . . . .	480	40,747
Just Eat Takeaway(a)(c) . . . . . . . . . . . . . . . . . . . . . . .	132	11,490
OCI N.V.(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	422	7,025
PostNL N.V. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,018	6,069
TKH Group N.V., CVA . . . . . . . . . . . . . . . . . . . . . . . .	313	14,083
TomTom N.V.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	464	4,654
		286,979
New Zealand-0.94%
Air New Zealand Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	12,685	17,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)— (continued)

February 29, 2020 (Unaudited)

	Shares	Value
New Zealand-(continued)
Fisher & Paykel Healthcare Corp. Ltd. . . . . . . . . . . .	1,868	$29,869
Genesis Energy Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . .	9,999	18,947
Meridian Energy Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	10,703	30,670
SKY Network Television Ltd. . . . . . . . . . . . . . . . . . .	21,079	7,060
SKYCITY Entertainment Group Ltd.. . . . . . . . . . . . .	6,833	13,562
Z Energy Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,349	10,952
		128,920
Norway-1.09%
Aker ASA, Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .	317	14,144
Atea ASA(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,007	22,333
Austevoll Seafood ASA . . . . . . . . . . . . . . . . . . . . . . .	1,440	12,588
BW Energy Ltd.(a). . . . . . . . . . . . . . . . . . . . . . . . . . . .	649	1,167
BW Offshore Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	3,183	12,058
DNO ASA(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,642	2,483
Frontline Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	831	6,334
Norwegian Air Shuttle ASA(a) . . . . . . . . . . . . . . . . . .	1,742	3,482
Odfjell Drilling Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . .	4,290	10,852
PGS ASA(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,460	11,692
Schibsted ASA, Class A . . . . . . . . . . . . . . . . . . . . . . .	841	21,061
TGS NOPEC Geophysical Co. ASA . . . . . . . . . . . . . .	909	20,499
TOMRA Systems ASA . . . . . . . . . . . . . . . . . . . . . . . .	368	11,516
		150,209
Portugal-0.25%
Mota-Engil SGPS S.A. . . . . . . . . . . . . . . . . . . . . . . . .	2,766	4,008
Navigator Co. S.A. (The). . . . . . . . . . . . . . . . . . . . . .	3,145	9,611
NOS, SGPS S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,922	11,458
Semapa-Sociedade de Investimento e Gestao . . . .	761	9,446
		34,523
Russia-0.17%
Highland Gold Mining Ltd.. . . . . . . . . . . . . . . . . . . . .	2,792	7,539
Petropavlovsk PLC(a) . . . . . . . . . . . . . . . . . . . . . . . . .	66,920	15,813
		23,352
Singapore-0.71%
Accordia Golf Trust . . . . . . . . . . . . . . . . . . . . . . . . . .	28,228	12,438
China Aviation Oil Singapore Corp. Ltd. . . . . . . . . .	18,311	14,956
Singapore Exchange Ltd. . . . . . . . . . . . . . . . . . . . . .	4,375	26,613
Singapore Post Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . .	16,140	9,078
StarHub Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,780	10,441
Venture Corp. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,081	24,527
		98,053
South Africa-0.01%
Petra Diamonds Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . .	30,939	1,640
South Korea-8.18%
Able C&C Co. Ltd.(a). . . . . . . . . . . . . . . . . . . . . . . . . .	325	2,716
AK Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	275	5,446
Amorepacific Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . .	170	22,536
Amorepacific Group(a) . . . . . . . . . . . . . . . . . . . . . . . .	374	19,093
Asiana Airlines, Inc.(a) . . . . . . . . . . . . . . . . . . . . . . . .	3,581	11,986
Celltrion, Inc.(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	101	14,138
Chabiotech Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . .	335	3,420
CJ CGV Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	279	5,421
CJ ENM Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77	7,976
CJ Logistics Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . .	119	13,081
CLIO Cosmetics Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	149	2,822
Coreana Cosmetics Co. Ltd.(a) . . . . . . . . . . . . . . . . .	2,358	8,455
COSON Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	773	3,552
	Shares	Value
South Korea-(continued)
Cuckoo Holdings Co. Ltd.(a) . . . . . . . . . . . . . . . . . . .	27	$2,152
Dae Hwa Pharmaceutical Co. Ltd. . . . . . . . . . . . . . .	487	3,938
Daesang Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . .	2,848	12,898
Daewoo Engineering & Construction Co. Ltd.(a) . . .	5,741	19,145
Daewoo Shipbuilding & Marine Engineering Co.
Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	501	9,137
DB HiTek Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	635	12,444
Dongkuk Steel Mill Co. Ltd.(a) . . . . . . . . . . . . . . . . . .	4,113	15,849
Dongwha Pharm Co., Ltd.. . . . . . . . . . . . . . . . . . . . .	1,434	8,064
Dongwon F&B Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . .	28	4,853
Doosan Bobcat, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	847	19,806
Doosan Infracore Co. Ltd.(a) . . . . . . . . . . . . . . . . . . .	4,540	15,700
DY Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,933	6,717
E1 Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	282	9,450
Eugene Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,241	3,873
Fila Holdings Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	130	4,110
Grand Korea Leisure Co. Ltd. . . . . . . . . . . . . . . . . . .	493	6,820
Gravity Co. Ltd., ADR . . . . . . . . . . . . . . . . . . . . . . . .	45	1,238
GS Global Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,446	6,260
GS Home Shopping, Inc. . . . . . . . . . . . . . . . . . . . . . .	72	7,351
GS Retail Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	523	15,223
Halla Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,225	4,580
Hana Tour Service, Inc.. . . . . . . . . . . . . . . . . . . . . . .	132	4,597
Hanjin Kal Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	198	10,956
Hanjin Transportation Co. Ltd.(a) . . . . . . . . . . . . . . .	201	5,114
Hanon Systems . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,566	13,603
Hansol Holdings Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . .	2,922	7,290
Hansol Technics Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . .	1,106	6,366
Hanwha Aerospace Co. Ltd.(a) . . . . . . . . . . . . . . . . .	644	14,582
Hanwha General Insurance Co. Ltd.(a) . . . . . . . . . . .	5,553	10,082
Hanyang Eng Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	587	4,538
HDC Holdings Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	1,687	12,654
Hite Jinro Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . .	826	18,091
Hotel Shilla Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . .	119	7,868
Humax Co., Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,153	4,111
Humedix Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	346	5,413
Hyundai Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	506	5,687
Hyundai Department Store Co. Ltd. . . . . . . . . . . . .	271	15,820
Hyundai Elevator Co. Ltd.(a) . . . . . . . . . . . . . . . . . . .	104	4,607
Hyundai Greenfood Co. Ltd. . . . . . . . . . . . . . . . . . . .	1,131	8,055
Hyundai Home Shopping Network Corp.. . . . . . . . .	132	8,065
Hyundai Merchant Marine Co. Ltd.(a). . . . . . . . . . . .	3,431	9,195
Hyundai Rotem Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . .	525	5,706
Hyundai Wia Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	690	21,845
iMarketKorea, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,155	8,825
Interpark Holdings Corp. . . . . . . . . . . . . . . . . . . . . . .	6,156	8,921
IS Dongseo Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . .	333	7,348
It's Hanbul Co., Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . .	191	2,367
JW Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,017	8,320
JW Shinyak Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,562	5,273
Kakao Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	175	24,784
Kangwon Land, Inc.(a) . . . . . . . . . . . . . . . . . . . . . . . .	1,055	19,806
KCC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	102	13,984
KCC Glass Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	96	2,103
KEPCO Plant Service & Engineering Co. Ltd.(a) . . .	377	10,321
KH Vatec Co. Ltd.(a). . . . . . . . . . . . . . . . . . . . . . . . . .	492	8,143
Kolon Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	711	8,284
Kolon Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	523	14,405
Korea Aerospace Industries Ltd.(a) . . . . . . . . . . . . .	506	10,687
Korea Line Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	291	4,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)— (continued)

February 29, 2020 (Unaudited)

	Shares	Value
South Korea-(continued)
Korea Petrochemical Ind Co. Ltd. . . . . . . . . . . . . . .	115	$8,105
Kumho Industrial Co. Ltd.(a) . . . . . . . . . . . . . . . . . . .	416	2,661
Kumho Petrochemical Co. Ltd.. . . . . . . . . . . . . . . . .	247	12,060
Kumho Tire Co., Inc.(a) . . . . . . . . . . . . . . . . . . . . . . .	2,504	7,556
LF Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	642	6,634
LG Hausys Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	301	11,326
LG Innotek Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	299	32,005
Lotte Chilsung Beverage Co. Ltd.(a). . . . . . . . . . . . .	98	9,078
LOTTE Fine Chemical Co. Ltd. . . . . . . . . . . . . . . . . .	308	8,420
Lotte Food Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . .	23	6,278
Lotte Non-Life Insurance Co. Ltd.(a) . . . . . . . . . . . .	6,165	7,589
LS Industrial Systems Co. Ltd. . . . . . . . . . . . . . . . . .	283	10,160
Mando Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	721	17,691
Meritz Fire & Marine Insurance Co. Ltd. . . . . . . . . .	1,511	18,289
NCSoft Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62	33,131
NHN Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	128	7,346
NICE Holdings Co. Ltd.(a). . . . . . . . . . . . . . . . . . . . . .	541	9,176
OCI Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	343	13,909
Ottogi Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	9,003
Pan Ocean Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . .	3,385	10,410
Paradise Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	435	5,874
Partron Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	543	4,002
POSCO Chemical Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	115	5,198
S&T Motiv Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . .	248	8,015
Sam Kwang Glass Co. Ltd. . . . . . . . . . . . . . . . . . . . .	180	4,150
Samchully Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . .	196	12,652
SAMPYO Cement Co. Ltd. . . . . . . . . . . . . . . . . . . . .	1,020	2,566
Samsung Engineering Co. Ltd.(a) . . . . . . . . . . . . . . .	1,395	16,196
Samyang Holdings Corp.. . . . . . . . . . . . . . . . . . . . . .	190	7,689
Seah Besteel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	786	7,054
Sejong Industrial Co., Ltd.. . . . . . . . . . . . . . . . . . . . .	963	3,116
Seoul Semiconductor Co. Ltd.(a) . . . . . . . . . . . . . . .	589	7,250
SFA Engineering Corp. . . . . . . . . . . . . . . . . . . . . . . .	282	8,533
SFA Semicon Co., Ltd.(a). . . . . . . . . . . . . . . . . . . . . .	1,550	7,121
Shinsegae, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	90	17,489
SK Discovery Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	739	13,143
SK Gas Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	179	11,437
SKC Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	464	19,637
Ssangyong Cement Industrial Co. Ltd. . . . . . . . . . .	1,237	5,026
Sungwoo Hitech Co. Ltd. . . . . . . . . . . . . . . . . . . . . .	4,168	10,433
Taekwang Industrial Co. Ltd.(a). . . . . . . . . . . . . . . . .	10	6,636
Taeyoung Engineering & Construction Co. Ltd. . . .	730	7,754
Youngone Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	287	7,444
Yuhan Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	91	16,035
		1,127,392
Spain-1.31%
Acerinox S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,235	20,529
Almirall S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	575	7,447
Construcciones y Auxiliar de Ferrocarriles S.A. . . .	407	17,547
Ence Energia y Celulosa S.A.(b) . . . . . . . . . . . . . . . .	1,903	6,727
Euskaltel S.A.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,357	11,970
Grupo Catalana Occidente S.A. . . . . . . . . . . . . . . . .	531	16,536
Indra Sistemas S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . .	1,863	20,198
Melia Hotels International S.A. . . . . . . . . . . . . . . . . .	1,277	8,746
Pharma Mar S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,348	5,822
Prosegur Cia de Seguridad S.A. . . . . . . . . . . . . . . . .	3,988	14,736
Sacyr S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,721	15,007
Tecnicas Reunidas S.A.(a) . . . . . . . . . . . . . . . . . . . . .	543	12,156
	Shares	Value
Spain-(continued)
Tubacex S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,206	$7,607
Zardoya Otis S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,035	15,144
		180,172
Sweden-3.55%
AAK AB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,290	22,014
Axfood AB(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,287	23,769
Betsson AB(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,888	9,480
Bilia AB, Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,891	18,061
BillerudKorsnas AB . . . . . . . . . . . . . . . . . . . . . . . . . .	2,189	26,349
Bravida Holding AB(c) . . . . . . . . . . . . . . . . . . . . . . . .	2,212	20,078
Clas Ohlson AB, Class B . . . . . . . . . . . . . . . . . . . . . .	1,011	9,886
Dometic Group AB(c) . . . . . . . . . . . . . . . . . . . . . . . . .	2,273	19,154
Elekta AB, Class B(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,721	17,964
Fingerprint Cards AB, Class B(a) . . . . . . . . . . . . . . . .	3,394	4,901
Granges AB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,438	11,421
Hexpol AB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,366	17,498
Holmen AB, Class B . . . . . . . . . . . . . . . . . . . . . . . . . .	1,466	40,766
Indutrade AB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	678	21,707
Intrum AB(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	600	14,636
JM AB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	782	21,173
Loomis AB, Class B . . . . . . . . . . . . . . . . . . . . . . . . . .	706	24,235
Lundin Petroleum AB . . . . . . . . . . . . . . . . . . . . . . . .	593	16,466
Mekonomen AB(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	694	5,433
New Wave Group AB, Class B. . . . . . . . . . . . . . . . . .	1,304	7,061
Nibe Industrier AB, Class B . . . . . . . . . . . . . . . . . . . .	2,049	32,843
Nobia AB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,594	16,642
Nobina Europe AB(c) . . . . . . . . . . . . . . . . . . . . . . . . .	1,648	11,380
Nolato AB, Class B . . . . . . . . . . . . . . . . . . . . . . . . . . .	177	9,192
Ratos AB, Class B . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,910	27,038
Saab AB, Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .	671	18,071
SAS AB(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,635	7,883
Thule Group AB(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	650	13,972
		489,073
Switzerland-3.83%
ALSO Holding AG(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	211	36,186
Ascom Holding AG. . . . . . . . . . . . . . . . . . . . . . . . . . .	787	6,822
Barry Callebaut AG . . . . . . . . . . . . . . . . . . . . . . . . . .	14	28,681
Bucher Industries AG. . . . . . . . . . . . . . . . . . . . . . . . .	63	19,461
Burckhardt Compression Holding AG . . . . . . . . . . .	48	11,282
Conzzeta AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	17,212
dormakaba Holding AG(a) . . . . . . . . . . . . . . . . . . . . .	24	14,207
Emmi AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	16,410
Forbo Holding AG. . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	14,660
GAM Holding AG(a). . . . . . . . . . . . . . . . . . . . . . . . . . .	6,061	20,225
Implenia AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	593	29,345
IWG PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,658	25,417
Kudelski S.A., BR(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,445	6,695
Logitech International S.A. . . . . . . . . . . . . . . . . . . . .	750	28,723
Metall Zug AG, Class B . . . . . . . . . . . . . . . . . . . . . . .	7	13,957
Meyer Burger Technology AG(a)(b) . . . . . . . . . . . . . .	6,064	1,729
Mobilezone Holding AG(a) . . . . . . . . . . . . . . . . . . . . .	983	10,643
OC Oerlikon Corp. AG . . . . . . . . . . . . . . . . . . . . . . . .	1,931	17,885
Schmolz + Bickenbach AG(a). . . . . . . . . . . . . . . . . . .	22,690	4,313
Schweiter Technologies AG, BR . . . . . . . . . . . . . . . .	22	25,501
SFS Group AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	281	23,195
Siegfried Holding AG(a) . . . . . . . . . . . . . . . . . . . . . . .	39	16,862
Sulzer AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	255	23,249
Sunrise Communications Group AG(a)(c) . . . . . . . . .	351	28,285
Tecan Group AG, Class R . . . . . . . . . . . . . . . . . . . . .	74	20,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)— (continued)

February 29, 2020 (Unaudited)

	Shares	Value
Switzerland-(continued)
Temenos AG(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	119	$16,874
Valora Holding AG(a) . . . . . . . . . . . . . . . . . . . . . . . . .	62	15,309
Vifor Pharma AG . . . . . . . . . . . . . . . . . . . . . . . . . . . .	209	34,698
		528,406
Taiwan-0.08%
Silicon Motion Technology Corp., ADR . . . . . . . . . .	293	10,905
Ukraine-0.04%
Ferrexpo PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,195	5,275
United Arab Emirates-0.01%
NMC Health PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	247	2,072
United Kingdom-10.18%
888 Holdings PLC . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,547	8,077
Abcam PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	570	8,416
AO World PLC(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,758	2,952
Ashmore Group PLC(b) . . . . . . . . . . . . . . . . . . . . . . .	3,123	18,437
ASOS PLC(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	189	7,235
B&M European Value Retail S.A. . . . . . . . . . . . . . . .	4,626	19,682
Bodycote PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,015	19,663
Cairn Energy PLC(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	5,858	10,408
Card Factory PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,966	4,992
Chemring Group PLC. . . . . . . . . . . . . . . . . . . . . . . . .	5,629	17,328
Cineworld Group PLC(b). . . . . . . . . . . . . . . . . . . . . . .	4,001	7,929
Coats Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,178	5,446
Computacenter PLC . . . . . . . . . . . . . . . . . . . . . . . . .	1,317	27,807
ConvaTec Group PLC(c) . . . . . . . . . . . . . . . . . . . . . . .	12,363	32,372
Costain Group PLC. . . . . . . . . . . . . . . . . . . . . . . . . . .	4,047	8,571
Countrywide PLC(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,203	8,577
Crest Nicholson Holdings PLC . . . . . . . . . . . . . . . . .	3,367	19,439
Dart Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,016	15,949
Debenhams PLC(a)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	10,288	0
Dechra Pharmaceuticals PLC . . . . . . . . . . . . . . . . . .	264	8,922
Dialog Semiconductor PLC(a) . . . . . . . . . . . . . . . . . .	522	17,551
Dignity PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	754	5,523
Diploma PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	698	16,761
Domino's Pizza Group PLC . . . . . . . . . . . . . . . . . . . .	3,262	12,333
Dunelm Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . .	847	11,771
Electrocomponents PLC . . . . . . . . . . . . . . . . . . . . . .	2,818	21,820
Elementis PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,028	9,103
EnQuest PLC(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	58,228	14,875
Essentra PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,815	17,474
Frasers Group PLC(a) . . . . . . . . . . . . . . . . . . . . . . . . .	3,870	18,972
Galliford Try Holdings PLC . . . . . . . . . . . . . . . . . . . .	3,396	6,707
Games Workshop Group PLC . . . . . . . . . . . . . . . . . .	104	8,369
Genus PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	322	12,989
Go-Ahead Group PLC (The) . . . . . . . . . . . . . . . . . . .	1,176	29,276
Greggs PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	576	15,377
GVC Holdings PLC . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,207	22,259
Halfords Group PLC. . . . . . . . . . . . . . . . . . . . . . . . . .	5,147	9,861
Halma PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,013	24,959
Hargreaves Lansdown PLC(b) . . . . . . . . . . . . . . . . . .	567	11,128
Hill & Smith Holdings PLC . . . . . . . . . . . . . . . . . . . . .	696	11,886
HomeServe PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,353	20,444
Howden Joinery Group PLC . . . . . . . . . . . . . . . . . . .	4,059	32,974
Hunting PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,629	6,617
Indivior PLC(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,564	15,780
International Personal Finance PLC. . . . . . . . . . . . .	6,197	11,525
J D Wetherspoon PLC . . . . . . . . . . . . . . . . . . . . . . . .	1,116	19,158
JD Sports Fashion PLC . . . . . . . . . . . . . . . . . . . . . . .	1,469	13,829
	Shares	Value
United Kingdom-(continued)
John Menzies PLC . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,257	$8,360
Keller Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,970	16,331
Lookers PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,328	12,327
Luxfer Holdings PLC . . . . . . . . . . . . . . . . . . . . . . . . .	358	5,553
Marshalls PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,397	12,972
Mitchells & Butlers PLC(a) . . . . . . . . . . . . . . . . . . . . .	4,609	19,722
Mitie Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,475	18,705
Moneysupermarket.com Group PLC . . . . . . . . . . . .	2,826	11,208
Morgan Advanced Materials PLC . . . . . . . . . . . . . . .	5,070	18,003
Morgan Sindall Group PLC . . . . . . . . . . . . . . . . . . . .	1,261	28,251
N Brown Group PLC. . . . . . . . . . . . . . . . . . . . . . . . . .	3,524	2,588
National Express Group PLC . . . . . . . . . . . . . . . . . . .	5,571	30,143
Ocado Group PLC(a). . . . . . . . . . . . . . . . . . . . . . . . . .	501	6,809
Pendragon PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	84,763	12,992
Pets at Home Group PLC . . . . . . . . . . . . . . . . . . . . .	8,099	26,628
Polypipe Group PLC. . . . . . . . . . . . . . . . . . . . . . . . . .	1,944	13,272
Premier Oil PLC(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . .	17,218	17,075
Provident Financial PLC . . . . . . . . . . . . . . . . . . . . . .	3,275	16,808
PZ Cussons PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,619	15,303
QinetiQ Group PLC. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,908	25,959
Redrow PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,286	21,782
Restaurant Group PLC (The) . . . . . . . . . . . . . . . . . .	7,125	9,647
Rightmove PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,565	28,187
Rotork PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,415	15,880
Senior PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,782	10,428
Serco Group PLC(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	11,842	23,082
SIG PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,724	9,449
Spectris PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	875	30,355
Spirax-Sarco Engineering PLC . . . . . . . . . . . . . . . . .	147	15,763
Spire Healthcare Group PLC(c) . . . . . . . . . . . . . . . . .	10,447	15,426
Spirent Communications PLC. . . . . . . . . . . . . . . . . .	4,341	11,644
SSP Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,025	19,590
Staffline Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . .	1,719	736
Stagecoach Group PLC . . . . . . . . . . . . . . . . . . . . . . .	13,778	22,896
Stobart Group Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,878	5,781
Superdry PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,168	4,625
Synthomer PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,212	11,553
TalkTalk Telecom Group PLC . . . . . . . . . . . . . . . . . .	10,174	14,282
Ted Baker PLC(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	450	1,670
Telecom Plus PLC . . . . . . . . . . . . . . . . . . . . . . . . . . .	626	10,666
Ultra Electronics Holdings PLC. . . . . . . . . . . . . . . . .	733	18,210
Vesuvius PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,468	18,720
Victrex PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	515	13,788
Vistry Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,532	57,703
WH Smith PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	814	20,035
		1,402,430
United States-0.68%
Altisource Portfolio Solutions S.A.(a) . . . . . . . . . . . .	600	9,534
Caesarstone Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	716	7,740
Core Laboratories N.V. . . . . . . . . . . . . . . . . . . . . . . .	427	11,461
CyberArk Software Ltd.(a). . . . . . . . . . . . . . . . . . . . .	132	13,820
Ferroglobe PLC(a). . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,841	7,895
Frank's International N.V.(a) . . . . . . . . . . . . . . . . . . .	1,594	6,248
IMAX Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	908	14,147
Playa Hotels & Resorts N.V.(a) . . . . . . . . . . . . . . . . .	1,941	10,287
Wright Medical Group N.V.(a) . . . . . . . . . . . . . . . . . .	438	13,250
		94,382
Total Common Stocks & Other Equity Interests
(Cost $15,382,847) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		13,739,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)— (continued)

February 29, 2020

(Unaudited)

Shares	Value	Shares	Value

Money Market Funds-0.06%

Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(e)
(Cost $8,542) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,542	$8,542

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-99.77%

(Cost $15,391,389) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13,747,579

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.23%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(e)(f) . . . . . . . . . . . . . . .	435,016	435,016

Investment Abbreviations:

ADR-American Depositary Receipt

BR-Bearer Shares

CVA-Dutch Certificates

SDR-Swedish Depository Receipt

Money Market Funds-(continued)

Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(e)(f) . . . . . . . . . . . . . . . . . . . . . . . . . .	147,991	$148,065
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $583,064) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	583,081
TOTAL INVESTMENTS IN SECURITIES-104.00%
(Cost $15,974,453) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	14,330,660
OTHER ASSETS LESS LIABILITIES-(4.00)%. . . . . . . . .	. . . . . . . .	(550,634)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$13,780,026

Notes to Schedule of Investments:

(a)Non-income producing security.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $318,688, which represented 2.31% of the Fund's Net Assets.

(d)Security valued using significant unobservable inputs (Level 3). See Note 4.

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Industrials	26.09
Consumer Discretionary	20.00

Materials	12.59
Information Technology	11.91

Consumer Staples	8.21
Health Care	6.38

Communication Services	4.85
Energy	3.76

Financials	3.08
Sector Types Each Less Than 3%	2.84

Money Market Funds Plus Other Assets
Less Liabilities	0.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)

February 29, 2020 (Unaudited)

Schedule of Investments

Shares                ValueShares         Value

Common Stocks & Other Equity Interests-99.95%			China-(continued)
Brazil-8.19%			Anhui Conch Cement Co. Ltd., H Shares . . .	. .	. .	19,571	$ 143,523
Banco Bradesco S.A., Preference Shares. . . . . . .	63,690	$430,985	Autohome, Inc., ADR(a) . . . . . . . . . . . . . . . . . .	. .	. .	188	14,602
BB Seguridade Participacoes S.A. . . . . . . . . . . . . .	3,130	22,096	AVIC International Holdings Ltd., H Shares(a) . . .			36,366	38,825
Braskem S.A., Class A, Preference Shares. . . . . .	4,207	25,074	BAIC Motor Corp. Ltd., H Shares(b) . . . . . . . .	. .	. .	113,950	55,856
BRF S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,807	40,797	Baidu, Inc., ADR(a) . . . . . . . . . . . . . . . . . . . . . .	. .	. .	2,240	268,755
CCR S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,326	26,517	BBMG Corp., H Shares. . . . . . . . . . . . . . . . . . .	. .	. .	140,461	39,472
Cia de Saneamento Basico do Estado de Sao			Beijing Capital International Airport Co. Ltd., H
Paulo . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,034	26,486	Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. .	. .	24,033	18,750
Cia de Saneamento do Parana, Preference			Beijing Enterprises Holdings Ltd. . . . . . . . . . .	. .	. .	5,493	23,190
Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,900	17,116	BEST, Inc., ADR(a) . . . . . . . . . . . . . . . . . . . . . .	. .	. .	4,968	26,877
Cia Energetica de Minas Gerais, Preference			BYD Co. Ltd., H Shares(c) . . . . . . . . . . . . . . . .	. .	. .	6,290	38,500
Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,957	33,903	CGN Power Co. Ltd., H Shares(b) . . . . . . . . . .	. .	. .	106,610	25,992
Cia Energetica de Sao Paulo, Class B,			Changyou.com Ltd., ADR(c) . . . . . . . . . . . . . .	. .	. .	921	9,910
Preference Shares. . . . . . . . . . . . . . . . . . . . . . . .	2,700	19,509	China Agri-Industries Holdings Ltd. . . . . . . . .	. .	. .	56,066	30,432
Cia Siderurgica Nacional S.A. . . . . . . . . . . . . . . . . .	3,718	9,213	China BlueChemical Ltd., H Shares . . . . . . . .	. .	. .	43,838	8,325
Cielo S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,642	20,713	China Coal Energy Co. Ltd., H Shares . . . . . .	. .	. .	100,005	32,338
Cogna Educacao . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,143	27,157	China Communications Construction Co. Ltd., H
Cosan Ltd., Class A(a) . . . . . . . . . . . . . . . . . . . . . . .	6,689	122,141	Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. .	. .	94,386	70,368
Cosan S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,473	23,889	China Communications Services Corp. Ltd., H
EDP - Energias do Brasil S.A. . . . . . . . . . . . . . . . . .	2,983	13,508	Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. .	. .	24,184	18,713
Embraer S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,200	27,066	China Conch Venture Holdings Ltd.. . . . . . . .	. .	. .	3,002	14,600
Equatorial Energia S.A. . . . . . . . . . . . . . . . . . . . . . .	4,400	24,050	China Datang Corp. Renewable Power Co. Ltd.,
Gerdau S.A., Preference Shares . . . . . . . . . . . . . .	18,709	70,206	H Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. .	. .	120,304	9,726
Hypera S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,650	12,544	China Eastern Airlines Corp. Ltd., H Shares(a) . . .			47,446	20,335
Lojas Americanas S.A., Preference Shares . . . . .	3,286	19,374	China Gas Holdings Ltd. . . . . . . . . . . . . . . . . .	. .	. .	3,608	13,195
Lojas Renner S.A. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,301	15,370	China International Marine Containers Group Co.
Metalurgica Gerdau S.A., Preference Shares . . . .	32,800	57,797	Ltd., H Shares . . . . . . . . . . . . . . . . . . . . . . .	. .	. .	12,709	11,660
Oi S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	102,053	22,620	China Jinmao Holdings Group Ltd. . . . . . . . .	. .	. .	25,926	18,930
Petroleo Brasileiro S.A., Preference Shares. . . . .	95,512	536,450	China Life Insurance Co. Ltd.(a) . . . . . . . . . . . . . . .			79,228	63,190
Telefonica Brasil S.A., Preference Shares . . . . . .	5,625	66,553	China Life Insurance Co. Ltd., H Shares . . . .	. .	. .	114,327	267,881
TIM Participacoes S.A. . . . . . . . . . . . . . . . . . . . . . .	7,054	25,219	China Longyuan Power Group Corp. Ltd., H
Ultrapar Participacoes S.A. . . . . . . . . . . . . . . . . . .	10,200	43,136	Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. .	. .	73,995	38,740
Usinas Siderurgicas de Minas Gerais S.A.,			China Machinery Engineering Corp., H Shares.		. .	54,134	20,075
Class A, Preference Shares . . . . . . . . . . . . . . . .	9,297	16,836	China Mengniu Dairy Co. Ltd.(a) . . . . . . . . . . . . . . .			7,110	25,500
Vale S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,098	217,030	China Mobile Ltd.. . . . . . . . . . . . . . . . . . . . . . .	. .	. .	46,586	366,445
		2,013,355	. . . . .China Molybdenum Co. Ltd., H Shares	. .	. .	104,745	39,113
			China National Building Material Co. Ltd., H
Canada-0.11%
			Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .			119,153	137,760
Atlas Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,540	26,924		. .	. .
			China Oilfield Services Ltd., H Shares . . . . . .			47,297	60,691
Chile-0.54%				. .	. .

			China Overseas Land & Investment Ltd. . . . .	. .	. .	15,934	53,467
Embotelladora Andina S.A., Class B, Preference			China Pacific Insurance (Group) Co. Ltd., H
Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,375	8,125	Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. .	. .	114,269	376,104
Empresas COPEC S.A.. . . . . . . . . . . . . . . . . . . . . . .	2,730	21,129	China Petroleum & Chemical Corp., H Shares .		. .	2,164,473	1,116,531
Enel Americas S.A. . . . . . . . . . . . . . . . . . . . . . . . . .	306,089	51,119	China Power International Development Ltd.. .		. .	70,748	13,164
Enel Chile S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	207,203	18,439	China Railway Construction Corp. Ltd., H
SACI Falabella . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,274	10,856	Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. .	. .	282,058	322,846
Sociedad Quimica y Minera de Chile S.A.,			China Railway Group Ltd., H Shares . . . . . . .	. .	. .	406,285	229,391
Class B, Preference Shares . . . . . . . . . . . . . . . .	905	23,670	China Railway Signal & Communication Corp.
		133,338	Ltd., H Shares(b). . . . . . . . . . . . . . . . . . . . . .	. .	. .	42,243	21,682
China-57.48%			China Reinsurance Group Corp., H Shares			487,835	66,355
				. .	. .
			China Resources Beer Holdings Co. Ltd.. . . .			3,740	17,325
58.com, Inc., ADR(a) . . . . . . . . . . . . . . . . . . . . . . . .	774	42,702		. .	. .
AAC Technologies Holdings, Inc. . . . . . . . . . . . . . .	2,917	19,108	China Resources Cement Holdings Ltd. . . . .	. .	. .	12,036	15,151
			China Resources Gas Group Ltd. . . . . . . . . . .			4,047	20,201
Agile Group Holdings Ltd.. . . . . . . . . . . . . . . . . . . .	14,515	20,376		. .	. .
			China Resources Land Ltd.. . . . . . . . . . . . . . .			12,352	56,981
Air China Ltd., H Shares . . . . . . . . . . . . . . . . . . . . .	50,567	40,684		. .	. .
			China Resources Pharmaceutical Group Ltd(b).		..	13,530	11,771
Alibaba Group Holding Ltd., ADR(a) . . . . . . . . . . . .	8,472	1,762,176
Aluminum Corp. of China Ltd., H Shares(a) . . . . .	210,514	55,917	China Resources Power Holdings Co. Ltd. . .	. .	. .	26,803	31,883
Angang Steel Co. Ltd., H Shares . . . . . . . . . . . . . .	47,338	15,793	China Shenhua Energy Co. Ltd., H Shares . .	. .	. .	241,454	418,894
			China Southern Airlines Co. Ltd., H Shares .			65,478	34,533
				. .	. .

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
China-(continued)			China-(continued)
China Taiping Insurance Holdings Co. Ltd. . . . . . .	27,767	$56,724	PetroChina Co. Ltd., H Shares . . . . . . . . . . . . . . . .	3,416,342	$ 1,323,917
China Telecom Corp. Ltd., H Shares . . . . . . . . . . .	179,158	67,359	PICC Property & Casualty Co. Ltd., H Shares . . . .	237,551	245,993
China Unicom Hong Kong Ltd. . . . . . . . . . . . . . . . .	75,463	59,553	Ping An Insurance (Group) Co. of China Ltd., H
China Vanke Co. Ltd., H Shares. . . . . . . . . . . . . . .	84,947	327,011	Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	74,626	829,758
China Yuchai International Ltd. . . . . . . . . . . . . . . .	758	9,414	Qingdao Port International Co. Ltd., H Shares(b) .	23,596	15,381
Chongqing Iron & Steel Co. Ltd., H Shares(a) . . . .	83,794	8,817	Qinhuangdao Port Co. Ltd., H Shares . . . . . . . . . .	87,402	15,253
CIFI Holdings Group Co. Ltd. . . . . . . . . . . . . . . . . .	18,040	13,774	Qudian, Inc., ADR(a)(c) . . . . . . . . . . . . . . . . . . . . . . .	4,110	10,768
CNOOC Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	118,002	161,716	Red Star Macalline Group Corp. Ltd., H
COSCO SHIPPING Energy Transportation Co.			Shares(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,274	22,875
Ltd., H Shares . . . . . . . . . . . . . . . . . . . . . . . . . . .	41,274	16,101	Semiconductor Manufacturing International
COSCO SHIPPING Holdings Co. Ltd., H Shares(a) .	115,025	38,376	Corp.(a)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,482	37,749
COSCO SHIPPING Ports Ltd.. . . . . . . . . . . . . . . . . .	18,040	12,014	Shandong Chenming Paper Holdings Ltd., H
Country Garden Holdings Co. Ltd.. . . . . . . . . . . . .	39,096	51,773	Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43,372	17,587
CRRC Corp. Ltd., H Shares. . . . . . . . . . . . . . . . . . .	199,103	127,744	Shanghai Electric Group Co. Ltd., H Shares . . . . .	158,204	44,661
CSPC Pharmaceutical Group Ltd. . . . . . . . . . . . . .	4,384	9,991	Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Datang International Power Generation Co. Ltd.,			H Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,867	22,158
H Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	163,578	25,608	Shanghai Industrial Holdings Ltd. . . . . . . . . . . . . .	5,560	9,817
Dongfang Electric Corp. Ltd., H Shares . . . . . . . .	42,031	23,407	Shanghai Industrial Urban Development Group
Dongfeng Motor Group Co. Ltd., H Shares. . . . . .	109,273	86,375	Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,560	621
ENN Energy Holdings Ltd. . . . . . . . . . . . . . . . . . . .	2,706	29,984	Shanghai Jin Jiang Capital Co. Ltd., H Shares . . .	62,756	10,871
FIH Mobile Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	106,718	16,159	Shanghai Pharmaceuticals Holding Co. Ltd., H
Fuyao Glass Industry Group Co. Ltd., H			Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,536	50,386
Shares(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,346	32,394	Shenzhen Expressway Co. Ltd., H Shares. . . . . . .	15,752	19,061
GCL-Poly Energy Holdings Ltd.(a)(c) . . . . . . . . . . . .	274,506	13,033	Shimao Property Holdings Ltd. . . . . . . . . . . . . . . .	7,528	26,951
Geely Automobile Holdings Ltd. . . . . . . . . . . . . . . .	16,677	29,660	SINA Corp.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	735	24,071
GOME Retail Holdings Ltd.(a)(c). . . . . . . . . . . . . . . .	143,879	14,770	Sinopec Engineering Group Co. Ltd., H Shares . .	43,961	21,775
Great Wall Motor Co. Ltd., H Shares . . . . . . . . . . .	106,209	76,866	Sinopec Shanghai Petrochemical Co. Ltd., H
Guangdong Investment Ltd. . . . . . . . . . . . . . . . . . .	6,043	11,352	Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	117,747	30,067
Guangshen Railway Co. Ltd., H Shares . . . . . . . . .	78,235	20,078	Sinopharm Group Co. Ltd., H Shares . . . . . . . . . .	30,100	92,891
Guangzhou Automobile Group Co. Ltd., H			Sinotrans Ltd., H Shares. . . . . . . . . . . . . . . . . . . . .	86,730	24,484
Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	63,992	71,357	Sogou, Inc., ADR(a)(c). . . . . . . . . . . . . . . . . . . . . . . .	2,829	12,023
Guangzhou R&F Properties Co. Ltd., H Shares . .	32,193	49,902	Sohu.com Ltd., ADR(a) . . . . . . . . . . . . . . . . . . . . . .	942	8,977
Harbin Electric Co. Ltd., H Shares(a) . . . . . . . . . . .	35,110	9,461	Sunac China Holdings Ltd. . . . . . . . . . . . . . . . . . . .	6,530	35,612
Hengan International Group Co. Ltd.. . . . . . . . . . .	2,981	22,129	TAL Education Group, ADR(a). . . . . . . . . . . . . . . . .	714	38,835
Hisense Home Appliances Group Co. Ltd., H			Tencent Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . .	4,543	225,021
Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,161	8,053	Tingyi Cayman Islands Holding Corp. . . . . . . . . . .	10,446	19,007
Hollysys Automation Technologies Ltd. . . . . . . . .	710	10,749	TravelSky Technology Ltd., H Shares . . . . . . . . . .	9,020	17,639
Huadian Fuxin Energy Corp. Ltd., H Shares . . . . .	150,366	25,469	Trip.com Group Ltd., ADR(a). . . . . . . . . . . . . . . . . .	3,874	117,615
Huadian Power International Corp. Ltd., H			Tsingtao Brewery Co. Ltd., H Shares . . . . . . . . . .	3,180	16,526
Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	214,690	64,740	Vipshop Holdings Ltd., ADR(a) . . . . . . . . . . . . . . . .	10,651	136,652
Huaneng Power International, Inc., H Shares. . . .	249,023	100,337	Want Want China Holdings Ltd. . . . . . . . . . . . . . . .	19,047	14,714
JD.com, Inc., ADR(a) . . . . . . . . . . . . . . . . . . . . . . . .	16,656	641,423	Weibo Corp., ADR(a)(c) . . . . . . . . . . . . . . . . . . . . . . .	441	18,584
Jiangsu Expressway Co. Ltd., H Shares . . . . . . . .	29,361	33,946	Weichai Power Co. Ltd., H Shares . . . . . . . . . . . . .	45,114	88,803
Jiangxi Copper Co. Ltd., H Shares. . . . . . . . . . . . .	62,441	73,233	Xinjiang Goldwind Science & Technology Co.
JinkoSolar Holding Co. Ltd., ADR(a) . . . . . . . . . . .	1,571	35,882	Ltd., H Shares . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,376	25,203
JOYY, Inc., ADR(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	482	26,014	Xinyuan Real Estate Co. Ltd., ADR . . . . . . . . . . . .	5,245	15,158
Kingboard Holdings Ltd. . . . . . . . . . . . . . . . . . . . . .	8,455	22,350	Yangzijiang Shipbuilding Holdings Ltd. . . . . . . . . .	17,512	11,857
Kunlun Energy Co. Ltd.. . . . . . . . . . . . . . . . . . . . . .	34,672	24,203	Yanzhou Coal Mining Co. Ltd., H Shares. . . . . . . .	50,505	38,301
Legend Holdings Corp., H Shares(b) . . . . . . . . . . .	18,917	32,527	Yuexiu Property Co. Ltd. . . . . . . . . . . . . . . . . . . . .	54,134	11,045
Lenovo Group Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . .	88,403	54,564	Zhengqi Financial Holding Corp., Rts. expiring
Longfor Group Holdings Ltd.(b) . . . . . . . . . . . . . . .	6,020	27,848	December 31, 2049(a)(d) . . . . . . . . . . . . . . . . . .	1,142	0
Maanshan Iron & Steel Co. Ltd., H Shares . . . . . .	64,578	23,617	Zhuzhou CRRC Times Electric Co. Ltd., H
Metallurgical Corp. of China Ltd., H Shares . . . . .	266,473	51,633	Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,608	12,616
Momo, Inc., ADR . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,278	35,937	Zijin Mining Group Co. Ltd., H Shares . . . . . . . . . .	210,518	94,548
NetEase, Inc., ADR . . . . . . . . . . . . . . . . . . . . . . . . .	503	160,311	Zoomlion Heavy Industry Science and
New China Life Insurance Co. Ltd., H Shares . . . .	29,508	112,268	Technology Co. Ltd., H Shares. . . . . . . . . . . . . .	46,271	38,356
New Oriental Education & Technology Group,			ZTE Corp., H Shares(a)(c). . . . . . . . . . . . . . . . . . . . .	18,646	77,163
Inc., ADR(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400	51,156	ZTO Express Cayman, Inc., ADR . . . . . . . . . . . . . .	3,752	88,022
Peoples Insurance Co. Group of China Ltd.					14,136,861
(The), H Shares	657,957	233,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Colombia-0.22%
Avianca Holdings S.A., Preference Shares . . . . . .	46,068	$21,300
Grupo Argos S.A.. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,316	14,023
Grupo de Inversiones Suramericana S.A. . . . . . . .	2,284	19,639
		54,962
Czech Republic-0.11%
CEZ A.S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,463	27,838
Greece-0.49%
Hellenic Telecommunications Organization S.A. .	1,216	17,124
Motor Oil Hellas Corinth Refineries S.A. . . . . . . . .	694	11,282
OPAP S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,488	15,855
Public Power Corp. S.A.(a) . . . . . . . . . . . . . . . . . . .	14,050	45,590
Star Bulk Carriers Corp. . . . . . . . . . . . . . . . . . . . . .	1,908	16,542
Tsakos Energy Navigation Ltd. . . . . . . . . . . . . . . .	4,804	13,163
		119,556
Hong Kong-0.33%
Haier Electronics Group Co. Ltd. . . . . . . . . . . . . . .	6,232	17,833
Nine Dragons Paper Holdings Ltd.. . . . . . . . . . . . .	14,806	17,479
Sun Art Retail Group Ltd. . . . . . . . . . . . . . . . . . . . .	16,487	21,071
Yue Yuen Industrial Holdings Ltd. . . . . . . . . . . . . .	9,983	24,058
		80,441
Hungary-0.18%
Gedeon Richter PLC . . . . . . . . . . . . . . . . . . . . . . . .	732	14,801
MOL Hungarian Oil & Gas PLC . . . . . . . . . . . . . . . .	3,711	28,540
		43,341
India-2.88%
Dr. Reddy's Laboratories Ltd., ADR . . . . . . . . . . .	754	30,281
Infosys Ltd., ADR. . . . . . . . . . . . . . . . . . . . . . . . . . .	38,755	390,263
Reliance Infrastructure Ltd., GDR(a)(b). . . . . . . . . .	4,276	3,634
Tata Motors Ltd., ADR(a). . . . . . . . . . . . . . . . . . . . .	8,251	75,579
Tata Steel Ltd., GDR(b)(c). . . . . . . . . . . . . . . . . . . . .	9,123	45,980
Vedanta Ltd., ADR. . . . . . . . . . . . . . . . . . . . . . . . . .	22,275	146,347
WNS (Holdings) Ltd., ADR(a). . . . . . . . . . . . . . . . . .	255	16,789
		708,873
Indonesia-0.64%
PT Adaro Energy Tbk . . . . . . . . . . . . . . . . . . . . . . .	165,988	13,363
PT Astra International Tbk . . . . . . . . . . . . . . . . . . .	101,555	39,107
PT Indofood Sukses Makmur Tbk . . . . . . . . . . . . .	35,067	15,887
PT Perusahaan Gas Negara Tbk. . . . . . . . . . . . . . .	115,587	10,312
PT Semen Indonesia (Persero) Tbk . . . . . . . . . . . .	14,137	10,321
PT Telekomunikasi Indonesia (Persero) Tbk. . . . .	233,486	56,795
PT United Tractors Tbk. . . . . . . . . . . . . . . . . . . . . .	9,522	11,017
		156,802
Malaysia-1.20%
Axiata Group Bhd. . . . . . . . . . . . . . . . . . . . . . . . . . .	27,287	27,060
Genting Bhd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,382	23,936
Genting Malaysia Bhd. . . . . . . . . . . . . . . . . . . . . . . .	19,800	13,576
IHH Healthcare Bhd. . . . . . . . . . . . . . . . . . . . . . . . .	8,099	10,952
IOI Corp. Bhd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,600	12,466
Kuala Lumpur Kepong Bhd. . . . . . . . . . . . . . . . . . .	2,100	10,881
Maxis Bhd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,939	14,092
MISC Bhd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,232	20,226
Petronas Chemicals Group Bhd. . . . . . . . . . . . . . .	10,512	13,467
Petronas Gas Bhd.. . . . . . . . . . . . . . . . . . . . . . . . . .	3,443	13,576
Sime Darby Bhd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	119,422	56,665
	Shares	Value
Malaysia-(continued)
Telekom Malaysia Bhd. . . . . . . . . . . . . . . . . . . . . . .	21,600	$18,961
Tenaga Nasional Bhd. . . . . . . . . . . . . . . . . . . . . . . .	20,847	59,846
		295,704
Mexico-3.08%
Arca Continental S.A.B. de C.V.. . . . . . . . . . . . . . .	3,253	17,745
Cemex S.A.B. de C.V., ADR . . . . . . . . . . . . . . . . . .	37,831	124,086
Coca-Cola FEMSA S.A.B. de C.V., ADR . . . . . . . . .	2,130	118,279
El Puerto de Liverpool S.A.B. de C.V., Series C1.	6,018	27,910
Fomento Economico Mexicano S.A.B. de C.V.,
ADR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,092	251,658
Grupo Bimbo S.A.B. de C.V., Series A. . . . . . . . . .	9,692	14,536
Grupo Financiero Banorte S.A.B. de C.V.,
Class O . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,610	35,607
Grupo Financiero Inbursa S.A.B. de C.V.,
Class O . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,430	12,194
Grupo Televisa S.A.B., ADR . . . . . . . . . . . . . . . . . .	6,459	60,715
Industrias Penoles S.A.B. de C.V. . . . . . . . . . . . . .	944	8,461
Kimberly-Clark de Mexico S.A.B. de C.V.,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,256	19,308
Orbia Advance Corp. S.A.B. de C.V. . . . . . . . . . . .	7,386	14,360
Wal-Mart de Mexico S.A.B. de C.V., Series V . . . .	19,362	53,988
		758,847
Peru-0.16%
Cia de Minas Buenaventura S.A.A., ADR . . . . . . .	2,725	30,384
Nexa Resourses S.A. . . . . . . . . . . . . . . . . . . . . . . . .	1,199	8,801
		39,185
Philippines-0.04%
Ayala Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	795	10,332
Poland-0.77%
Enea S.A.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,832	8,283
Energa S.A.(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,411	9,634
Grupa Lotos S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . .	672	10,135
KGHM Polska Miedz S.A.(a) . . . . . . . . . . . . . . . . . . .	1,277	22,847
Orange Polska S.A.(a) . . . . . . . . . . . . . . . . . . . . . . .	11,055	17,300
PGE Polska Grupa Energetyczna S.A.(a) . . . . . . . .	15,266	17,308
Polski Koncern Naftowy ORLEN S.A.. . . . . . . . . . .	3,466	51,550
Polskie Gornictwo Naftowe i Gazownictwo S.A.. .	15,083	12,119
Powszechny Zaklad Ubezpieczen S.A. . . . . . . . . .	4,528	39,909
		189,085
Russia-6.31%
Alrosa PJSC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,214	20,412
Federal Grid Co. Unified Energy System PJSC. . .	4,360,810	13,433
Gazprom PJSC. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	171,026	515,750
Inter RAO UES PJSC . . . . . . . . . . . . . . . . . . . . . . . .	399,994	30,976
LUKOIL PJSC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,259	361,223
Magnit PJSC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	905	42,563
MMC Norilsk Nickel PJSC . . . . . . . . . . . . . . . . . . . .	317	95,525
Mobile TeleSystems PJSC . . . . . . . . . . . . . . . . . . .	9,626	45,910
Novatek PJSC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,360	19,526
QIWI PLC, ADR. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	797	13,900
Rosneft Oil Co. PJSC. . . . . . . . . . . . . . . . . . . . . . . .	31,002	186,104
RusHydro PJSC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,386,428	13,249
Severstal PJSC. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,298	15,734
Sistema PJSFC. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	208,714	49,803
Tatneft PJSC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,180	81,751
Transneft PJSC, Preference Shares . . . . . . . . . . .	20	45,193
		1,551,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
South Africa-1.94%			Taiwan-(continued)
AngloGold Ashanti Ltd. . . . . . . . . . . . . . . . . . . . . . .	1,979	$34,943	Novatek Microelectronics Corp. . . . . . . . . . . . . . . .	2,218	$14,321
Aspen Pharmacare Holdings Ltd.(a) . . . . . . . . . . . .	2,623	16,674	Pegatron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52,677	109,079
Barloworld Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,095	10,794	Pou Chen Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,480	28,695
Bid Corp. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,556	27,510	Powertech Technology, Inc. . . . . . . . . . . . . . . . . . .	7,544	25,413
Bidvest Group Ltd. (The) . . . . . . . . . . . . . . . . . . . .	2,451	28,044	President Chain Store Corp.. . . . . . . . . . . . . . . . . .	1,688	16,529
DataTec Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,661	11,011	Qisda Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,000	11,146
Discovery Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,655	10,131	Quanta Computer, Inc. . . . . . . . . . . . . . . . . . . . . . .	37,374	76,527
Exxaro Resources Ltd. . . . . . . . . . . . . . . . . . . . . . .	1,884	13,413	Radiant Opto-Electronics Corp. . . . . . . . . . . . . . . .	3,338	10,825
FirstRand Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,191	42,715	Sino-American Silicon Products, Inc.. . . . . . . . . . .	3,000	10,403
Foschini Group Ltd. (The) . . . . . . . . . . . . . . . . . . . .	984	7,802	Synnex Technology International Corp. . . . . . . . .	21,164	26,281
Gold Fields Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,601	32,834	Taiwan Cement Corp. . . . . . . . . . . . . . . . . . . . . . . .	24,315	33,927
Impala Platinum Holdings Ltd.(a) . . . . . . . . . . . . . .	3,527	27,946	Taiwan Mobile Co. Ltd. . . . . . . . . . . . . . . . . . . . . . .	4,693	16,274
Life Healthcare Group Holdings Ltd. . . . . . . . . . . .	6,734	9,546	Taiwan Semiconductor Manufacturing Co. Ltd. . .	75,385	786,726
Momentum Metropolitan Holdings. . . . . . . . . . . . .	14,386	16,278	Teco Electric and Machinery Co. Ltd. . . . . . . . . . .	16,556	14,626
Mr Price Group Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	884	8,483	TPK Holding Co. Ltd.(a) . . . . . . . . . . . . . . . . . . . . . .	8,827	13,075
Netcare Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,435	9,812	Unimicron Technology Corp. . . . . . . . . . . . . . . . . .	12,061	15,933
Pick n Pay Stores Ltd.. . . . . . . . . . . . . . . . . . . . . . .	2,603	9,140	Uni-President Enterprises Corp.. . . . . . . . . . . . . . .	25,670	62,057
Remgro Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,559	26,027	United Microelectronics Corp. . . . . . . . . . . . . . . . .	145,296	73,417
Sappi Ltd.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,513	10,226	Walsin Lihwa Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	33,141	15,268
Sasol Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,951	58,506	Wistron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	79,178	70,733
Shoprite Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . .	2,558	18,231	WPG Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	28,561	36,598
SPAR Group Ltd. (The) . . . . . . . . . . . . . . . . . . . . . .	1,428	14,887	WT Microelectronics Co. Ltd. . . . . . . . . . . . . . . . . .	9,000	11,354
Tiger Brands Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . .	903	8,691	Yageo Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,044	27,677
Truworths International Ltd. . . . . . . . . . . . . . . . . .	2,431	6,943	Zhen Ding Technology Holding Ltd.. . . . . . . . . . . .	6,000	22,887
Woolworths Holdings Ltd . . . . . . . . . . . . . . . . .	7,322	16,639			3,193,898

477,226 Thailand-1.17%

Taiwan-12.98%
Acer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,169	21,150
Asia Cement Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	15,028	22,011
Asustek Computer, Inc.. . . . . . . . . . . . . . . . . . . . . .	9,054	61,597
AU Optronics Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	227,784	71,466
Catcher Technology Co. Ltd. . . . . . . . . . . . . . . . . .	5,274	41,280
Chailease Holding Co. Ltd. . . . . . . . . . . . . . . . . . . .	3,090	11,736
Cheng Shin Rubber Industry Co. Ltd. . . . . . . . . . .	18,108	23,652
Chicony Electronics Co. Ltd.. . . . . . . . . . . . . . . . . .	4,549	12,544
China Airlines Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	43,401	11,696
China Development Financial Holding Corp.. . . . .	169,439	51,258
China Steel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	93,025	70,661
Chunghwa Telecom Co. Ltd.. . . . . . . . . . . . . . . . . .	18,032	64,316
Compal Electronics, Inc. . . . . . . . . . . . . . . . . . . . . .	115,420	70,328
Delta Electronics, Inc. . . . . . . . . . . . . . . . . . . . . . . .	9,190	42,491
Eva Airways Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	24,716	9,836
Far Eastern New Century Corp. . . . . . . . . . . . . . . .	28,476	26,567
Far EasTone Telecommunications Co. Ltd. . . . . .	8,769	19,143
Formosa Chemicals & Fibre Corp. . . . . . . . . . . . . .	19,629	53,287
Formosa Plastics Corp. . . . . . . . . . . . . . . . . . . . . . .	16,548	49,732
Foxconn Technology Co. Ltd.. . . . . . . . . . . . . . . . .	11,796	23,179
Hon Hai Precision Industry Co. Ltd.. . . . . . . . . . . .	185,785	492,694
Hotai Motor Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	556	11,513
Innolux Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	289,264	75,470
Inventec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,319	30,559
Largan Precision Co. Ltd. . . . . . . . . . . . . . . . . . . . .	213	31,163
Lite-On Technology Corp.. . . . . . . . . . . . . . . . . . . .	22,679	32,843
MediaTek, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,680	91,309
Mercuries & Associates Holding Ltd.(a) . . . . . . . . .	30,113	21,630
Mercuries Life Insurance Co. Ltd.(a) . . . . . . . . . . .	70,539	27,140
Micro-Star International Co. Ltd. . . . . . . . . . . . . . .	4,289	12,862
Nan Ya Plastics Corp. . . . . . . . . . . . . . . . . . . . . . . .	28,322	63,697
Nanya Technology Corp.. . . . . . . . . . . . . . . . . . . . .	6,000	15,317
Advanced Info Service PCL, NVDR . . . . . . . . . . . .	3,274	20,751
Airports of Thailand PCL, NVDR . . . . . . . . . . . . . .	4,806	9,100
Charoen Pokphand Foods PCL, NVDR . . . . . . . . .	24,790	21,015
CP ALL PCL, NVDR . . . . . . . . . . . . . . . . . . . . . . . . .	10,403	21,676
Indorama Ventures PCL, NVDR . . . . . . . . . . . . . . .	8,414	6,933
IRPC PCL, NVDR . . . . . . . . . . . . . . . . . . . . . . . . . . .	99,818	6,959
PTT Exploration & Production PCL, NVDR . . . . . .	8,749	29,390
PTT Global Chemical PCL, NVDR . . . . . . . . . . . . . .	16,612	21,716
PTT PCL, NVDR . . . . . . . . . . . . . . . . . . . . . . . . . . . .	79,116	97,783
Siam Cement PCL (The), NVDR . . . . . . . . . . . . . . .	1,716	16,858
Star Petroleum Refining PCL, NVDR . . . . . . . . . . .	34,586	8,659
Thai Beverage PCL . . . . . . . . . . . . . . . . . . . . . . . . .	24,140	13,491
Thai Oil PCL, NVDR . . . . . . . . . . . . . . . . . . . . . . . . .	9,647	13,222
		287,553
Turkey-0.93%
BIM Birlesik Magazalar A.S. . . . . . . . . . . . . . . . . . .	2,888	22,201
Eregli Demir ve Celik Fabrikalari TAS. . . . . . . . . . .	35,967	47,482
KOC Holding A.S.. . . . . . . . . . . . . . . . . . . . . . . . . . .	17,013	46,825
Tupras-Turkiye Petrol Rafinerileri A.S. . . . . . . . . .	1,404	22,759
Turk Hava Yollari AO(a) . . . . . . . . . . . . . . . . . . . . . .	10,887	20,470
Turkcell Iletisim Hizmetleri A.S. . . . . . . . . . . . . . . .	14,491	32,093
Turkiye Vakiflar Bankasi T.A.O., Class D(a) . . . . . .	43,314	36,735
		228,565
United States-0.20%
JBS S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,737	48,991
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-99.95%
(Cost $27,315,347) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	24,582,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)

February 29, 2020

(Unaudited)

Shares Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.77%

Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(e)(f) . . . . . . . . . . . . . .	142,074	$142,074
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(e)(f) . . . . . . . . . . . . . . . . . . . . . . . . .	47,335	47,359
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $189,428) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . .	189,433
TOTAL INVESTMENTS IN SECURITIES-100.72%
(Cost $27,504,775) . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . .	24,772,162
OTHER ASSETS LESS LIABILITIES-(0.72)%. . . . . . . .	. . . . . . . . .	(177,121)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . .	$24,595,041

Investment Abbreviations:

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipt

Rts.-Rights

Notes to Schedule of Investments:

(a)Non-income producing security.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $295,940, which represented 1.20% of the Fund's Net Assets.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)Security valued using significant unobservable inputs (Level 3). See Note 4.

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Energy	22.23
Consumer Discretionary	14.58

Information Technology	13.49
Financials	12.47

Materials	9.20
Industrials	8.00

Communication Services	7.79
Consumer Staples	4.30

Utilities	3.72
Sector Types Each Less Than 3%	4.17

Money Market Funds Plus Other Assets
Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco RAFITM Strategic US ETF (IUS)

February 29, 2020 (Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.68%
Communication Services-10.84%
Activision Blizzard, Inc. . . . . . . . . . . . . . . . . . . . . . .	2,522	$146,604
Alphabet, Inc., Class A(b). . . . . . . . . . . . . . . . . . . . .	1,936	2,592,788
Altice USA, Inc., Class A(b) . . . . . . . . . . . . . . . . . . .	4,463	115,413
AMC Entertainment Holdings, Inc., Class A(c) . . .	3,879	24,283
AT&T, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	79,659	2,805,590
CenturyLink, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,135	399,940
Charter Communications, Inc., Class A(b) . . . . . . .	1,469	724,467
Comcast Corp., Class A . . . . . . . . . . . . . . . . . . . . .	30,791	1,244,880
Discovery, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	3,782	97,197
DISH Network Corp., Class A(b) . . . . . . . . . . . . . . .	3,612	121,074
Electronic Arts, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,066	108,060
Facebook, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	8,075	1,554,195
Frontier Communications Corp.(b) . . . . . . . . . . . . .	40,256	21,779
IAC/InterActiveCorp.(b) . . . . . . . . . . . . . . . . . . . . . .	193	39,360
Interpublic Group of Cos., Inc. (The) . . . . . . . . . . .	3,008	64,251
Liberty Media Corp.-Liberty SiriusXM,
Series C(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,812	125,471
News Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . .	7,955	96,057
Omnicom Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,648	114,173
Take-Two Interactive Software, Inc.(b) . . . . . . . . .	387	41,595
Telephone & Data Systems, Inc.. . . . . . . . . . . . . . .	1,650	33,231
T-Mobile US, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,843	166,165
Twitter, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,456	48,339
Verizon Communications, Inc. . . . . . . . . . . . . . . . .	27,288	1,477,918
ViacomCBS, Inc., Class B . . . . . . . . . . . . . . . . . . . .	2,037	50,131
Walt Disney Co. (The) . . . . . . . . . . . . . . . . . . . . . . .	6,861	807,197
Zayo Group Holdings, Inc.(b). . . . . . . . . . . . . . . . . .	1,165	40,763
		13,060,921
Consumer Discretionary-11.74%
Adient PLC(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,559	109,097
Advance Auto Parts, Inc. . . . . . . . . . . . . . . . . . . . .	438	58,245
Amazon.com, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	599	1,128,366
American Axle & Manufacturing Holdings, Inc.(b).	3,588	22,712
Aptiv PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,454	113,572
Aramark . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,523	87,649
AutoNation, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,037	87,041
AutoZone, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	120	123,901
Bed Bath & Beyond, Inc.(c) . . . . . . . . . . . . . . . . . . .	4,851	52,439
Best Buy Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,336	252,368
Booking Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	199	337,436
BorgWarner, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,135	67,466
Brunswick Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	775	41,230
Burlington Stores, Inc.(b). . . . . . . . . . . . . . . . . . . . .	237	51,254
CarMax, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,260	110,011
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,528	184,967
Chipotle Mexican Grill, Inc.(b) . . . . . . . . . . . . . . . . .	57	44,094
Core-Mark Holding Co., Inc. . . . . . . . . . . . . . . . . . .	1,163	26,761
D.R. Horton, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,306	122,841
Dana, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,523	36,281
Darden Restaurants, Inc. . . . . . . . . . . . . . . . . . . . .	582	56,745
Dick's Sporting Goods, Inc.. . . . . . . . . . . . . . . . . . .	1,648	60,004
Dollar General Corp. . . . . . . . . . . . . . . . . . . . . . . . .	1,551	233,115
Dollar Tree, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,357	112,672
Domino's Pizza, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	129	43,790
eBay, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,790	235,206
Expedia Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	874	86,194
	Shares	Value
Consumer Discretionary-(continued)
Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,261	$45,711
Ford Motor Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	102,708	714,848
GameStop Corp., Class A(c) . . . . . . . . . . . . . . . . . .	5,239	18,860
Gap, Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,590	51,445
General Motors Co. . . . . . . . . . . . . . . . . . . . . . . . . .	27,849	849,395
Gentex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,038	54,415
Genuine Parts Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,067	93,085
Goodyear Tire & Rubber Co. (The) . . . . . . . . . . . .	6,596	63,882
Group 1 Automotive, Inc. . . . . . . . . . . . . . . . . . . . .	583	49,689
H&R Block, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,260	26,044
Hanesbrands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,618	34,662
Harley-Davidson, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,940	59,112
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	486	37,544
Hilton Worldwide Holdings, Inc. . . . . . . . . . . . . . . .	1,261	122,569
Home Depot, Inc. (The) . . . . . . . . . . . . . . . . . . . . .	5,263	1,146,492
Hyatt Hotels Corp., Class A . . . . . . . . . . . . . . . . . .	872	66,795
J.C. Penney Co., Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	40,352	27,843
Kohl's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,328	91,141
L Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,396	73,557
Las Vegas Sands Corp. . . . . . . . . . . . . . . . . . . . . . .	2,037	118,777
Lear Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,066	118,539
Leggett & Platt, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	969	38,431
Lennar Corp., Class A . . . . . . . . . . . . . . . . . . . . . . .	2,673	161,289
Lithia Motors, Inc., Class A. . . . . . . . . . . . . . . . . . .	389	46,353
LKQ Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,425	71,732
Lowe's Cos., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,461	475,409
lululemon athletica, inc.(b) . . . . . . . . . . . . . . . . . . .	194	42,178
Macy's, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,983	92,385
Marriott International, Inc., Class A. . . . . . . . . . . .	1,648	204,352
McDonald's Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,288	444,261
MGM Resorts International. . . . . . . . . . . . . . . . . . .	5,432	133,410
Mohawk Industries, Inc.(b). . . . . . . . . . . . . . . . . . . .	551	66,754
Murphy USA, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	582	56,745
Newell Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	8,342	128,717
NIKE, Inc., Class B . . . . . . . . . . . . . . . . . . . . . . . . . .	5,358	478,898
Nordstrom, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,843	63,952
Norwegian Cruise Line Holdings Ltd.(b). . . . . . . . .	1,650	61,479
NVR, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	69,676
Office Depot, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	26,481	62,230
O'Reilly Automotive, Inc.(b). . . . . . . . . . . . . . . . . . .	331	122,046
Penske Automotive Group, Inc. . . . . . . . . . . . . . . .	873	40,175
Polaris, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	486	40,110
PulteGroup, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,813	113,083
PVH Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	762	56,472
Qurate Retail, Inc., Class A(b) . . . . . . . . . . . . . . . . .	8,827	60,200
Ralph Lauren Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	581	61,301
Ross Stores, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,454	158,166
Royal Caribbean Cruises Ltd. . . . . . . . . . . . . . . . . .	1,163	93,517
Service Corp. International. . . . . . . . . . . . . . . . . . .	874	41,768
Signet Jewelers Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	3,687	85,981
Starbucks Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,159	561,480
Tapestry, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,134	50,042
Target Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,993	720,279
Tenneco, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . .	4,074	37,359
Tesla, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	291	194,385
Thor Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	775	58,443
Tiffany & Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	657	87,769
TJX Cos., Inc. (The). . . . . . . . . . . . . . . . . . . . . . . . .	5,875	351,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco RAFITM Strategic US ETF (IUS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Toll Brothers, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,650	$61,100
Tractor Supply Co. . . . . . . . . . . . . . . . . . . . . . . . . .	582	51,513
Ulta Beauty, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	193	49,618
Under Armour, Inc., Class A(b)(c) . . . . . . . . . . . . . .	1,359	19,284
Vail Resorts, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	151	32,104
VF Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,450	104,400
Whirlpool Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,137	145,377
Williams-Sonoma, Inc. . . . . . . . . . . . . . . . . . . . . . . .	873	54,466
Wyndham Destinations, Inc.. . . . . . . . . . . . . . . . . .	970	38,703
Wynn Resorts Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . .	484	52,262
Yum China Holdings, Inc. (China) . . . . . . . . . . . . .	1,648	72,166
Yum! Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	969	86,483
		14,149,490
Consumer Staples-9.00%
Altria Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,773	394,536
Archer-Daniels-Midland Co. . . . . . . . . . . . . . . . . . .	5,917	222,775
Brown-Forman Corp., Class B . . . . . . . . . . . . . . . .	1,067	65,525
Bunge Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,813	132,070
Campbell Soup Co. . . . . . . . . . . . . . . . . . . . . . . . . .	1,165	52,565
Casey's General Stores, Inc. . . . . . . . . . . . . . . . . . .	355	57,872
Church & Dwight Co., Inc. . . . . . . . . . . . . . . . . . . . .	680	47,274
Clorox Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	484	77,159
Coca-Cola Co. (The) . . . . . . . . . . . . . . . . . . . . . . . .	12,707	679,697
Colgate-Palmolive Co. . . . . . . . . . . . . . . . . . . . . . . .	2,812	190,007
Conagra Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	3,298	88,024
Constellation Brands, Inc., Class A . . . . . . . . . . . .	775	133,595
Costco Wholesale Corp. . . . . . . . . . . . . . . . . . . . . .	2,745	771,729
Estee Lauder Cos., Inc. (The), Class A . . . . . . . . .	1,012	185,803
General Mills, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,298	161,602
Herbalife Nutrition Ltd.(b) . . . . . . . . . . . . . . . . . . . .	1,068	34,561
Hershey Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	679	97,769
Hormel Foods Corp. . . . . . . . . . . . . . . . . . . . . . . . .	2,232	92,851
Ingredion, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	678	56,477
JM Smucker Co. (The) . . . . . . . . . . . . . . . . . . . . . .	775	79,817
Kellogg Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,939	117,251
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . . . . . . . .	1,454	190,750
Kraft Heinz Co. (The) . . . . . . . . . . . . . . . . . . . . . . .	11,639	288,298
Kroger Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,261	654,332
McCormick & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . .	387	56,576
Molson Coors Beverage Co., Class B. . . . . . . . . . .	2,426	120,354
Mondelez International, Inc., Class A . . . . . . . . . .	7,429	392,251
Monster Beverage Corp.(b) . . . . . . . . . . . . . . . . . . .	969	60,475
PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,043	665,827
Performance Food Group Co.(b). . . . . . . . . . . . . . .	1,553	65,847
Philip Morris International, Inc. . . . . . . . . . . . . . . .	5,262	430,800
Post Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	484	49,010
Procter & Gamble Co. (The) . . . . . . . . . . . . . . . . . .	11,136	1,260,929
Rite Aid Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,275	99,086
Sysco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,783	252,137
TreeHouse Foods, Inc.(b)(c) . . . . . . . . . . . . . . . . . . .	678	25,839
Tyson Foods, Inc., Class A . . . . . . . . . . . . . . . . . . .	3,131	212,376
United Natural Foods, Inc.(b) . . . . . . . . . . . . . . . . .	3,977	25,731
US Foods Holding Corp.(b) . . . . . . . . . . . . . . . . . . .	2,715	91,333
Walgreens Boots Alliance, Inc. . . . . . . . . . . . . . . . .	14,519	664,389
Walmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,954	1,502,567
		10,847,866
Energy-6.48%
Antero Resources Corp.(b)(c) . . . . . . . . . . . . . . . . .	9,313	14,901
Apache Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,461	111,168
	Shares	Value
Energy-(continued)
Baker Hughes Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	7,276	$117,071
Cabot Oil & Gas Corp. . . . . . . . . . . . . . . . . . . . . . . .	2,327	32,415
Cheniere Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	775	39,750
Chesapeake Energy Corp.(b). . . . . . . . . . . . . . . . . .	16,684	4,588
Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,266	1,331,588
Cimarex Energy Co. . . . . . . . . . . . . . . . . . . . . . . . .	680	22,474
ConocoPhillips . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,565	463,137
CVR Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	873	24,811
Delek US Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,456	31,129
Devon Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . .	6,013	97,651
EOG Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	2,909	184,023
Exxon Mobil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	36,663	1,885,945
Gulfport Energy Corp.(b) . . . . . . . . . . . . . . . . . . . . .	4,947	4,055
Halliburton Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,856	133,238
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . . .	873	32,205
Hess Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,827	102,641
HollyFrontier Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	2,715	91,441
Marathon Oil Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	9,216	76,308
Marathon Petroleum Corp.. . . . . . . . . . . . . . . . . . .	11,722	555,857
Murphy Oil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,037	38,397
National Oilwell Varco, Inc.. . . . . . . . . . . . . . . . . . .	4,267	79,836
Oasis Petroleum, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	6,110	9,990
Occidental Petroleum Corp. . . . . . . . . . . . . . . . . . .	7,318	239,591
ONEOK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,133	142,314
Parsley Energy, Inc., Class A . . . . . . . . . . . . . . . . .	2,232	29,909
Patterson-UTI Energy, Inc. . . . . . . . . . . . . . . . . . . .	3,491	20,003
PBF Energy, Inc., Class A . . . . . . . . . . . . . . . . . . . .	3,202	71,693
Peabody Energy Corp.(c). . . . . . . . . . . . . . . . . . . . .	3,105	18,133
Phillips 66. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,450	632,567
Pioneer Natural Resources Co. . . . . . . . . . . . . . . .	885	108,660
QEP Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	4,851	10,915
Range Resources Corp.(c) . . . . . . . . . . . . . . . . . . . .	6,013	16,656
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . .	12,172	329,739
Southwestern Energy Co.(b) . . . . . . . . . . . . . . . . . .	12,223	17,357
Targa Resources Corp. . . . . . . . . . . . . . . . . . . . . . .	2,522	81,713
Valero Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . .	7,094	469,978
Whiting Petroleum Corp.(b)(c) . . . . . . . . . . . . . . . . .	1,843	3,410
World Fuel Services Corp.. . . . . . . . . . . . . . . . . . . .	3,782	106,955
WPX Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	3,200	29,856
		7,814,068
Financials-5.83%
Affiliated Managers Group, Inc. . . . . . . . . . . . . . . .	680	51,150
AGNC Investment Corp. . . . . . . . . . . . . . . . . . . . . .	6,791	115,719
Alleghany Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	115	77,309
Allstate Corp. (The). . . . . . . . . . . . . . . . . . . . . . . . .	4,267	449,102
American Express Co. . . . . . . . . . . . . . . . . . . . . . . .	5,096	560,203
Arthur J. Gallagher & Co. . . . . . . . . . . . . . . . . . . . .	776	75,652
Berkshire Hathaway, Inc., Class B(b) . . . . . . . . . . .	15,104	3,116,559
Cboe Global Markets, Inc. . . . . . . . . . . . . . . . . . . . .	388	44,232
Cincinnati Financial Corp. . . . . . . . . . . . . . . . . . . . .	873	81,398
Everest Re Group Ltd.. . . . . . . . . . . . . . . . . . . . . . .	351	87,006
Fidelity National Financial, Inc.. . . . . . . . . . . . . . . .	1,746	67,675
First American Financial Corp. . . . . . . . . . . . . . . . .	874	49,905
Franklin Resources, Inc. . . . . . . . . . . . . . . . . . . . . .	3,395	73,875
Hanover Insurance Group, Inc. (The) . . . . . . . . . .	384	45,519
Hartford Financial Services Group, Inc. (The) . . .	3,394	169,530
INTL. FCStone, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,941	88,413
Lazard Ltd., Class A . . . . . . . . . . . . . . . . . . . . . . . .	1,456	52,154
Legg Mason, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,358	67,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco RAFITM Strategic US ETF (IUS)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Financials-(continued)			Health Care-(continued)
LPL Financial Holdings, Inc. . . . . . . . . . . . . . . . . . .	486	$38,627	Mettler-Toledo International, Inc.(b). . . . . . . . . . . .	53	$37,190
Markel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	78	92,165	Molina Healthcare, Inc.(b) . . . . . . . . . . . . . . . . . . . .	484	59,314
Marsh & McLennan Cos., Inc. . . . . . . . . . . . . . . . . .	1,843	192,704	Owens & Minor, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	9,700	66,251
Moody's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	338	81,130	Patterson Cos., Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	1,456	34,638
Mr Cooper Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	4,171	53,514	Perrigo Co. PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,359	68,888
MSCI, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	193	57,020	Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,376	1,115,426
Nasdaq, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	679	69,631	Quest Diagnostics, Inc. . . . . . . . . . . . . . . . . . . . . . .	874	92,696
Old Republic International Corp. . . . . . . . . . . . . . .	3,008	59,318	Regeneron Pharmaceuticals, Inc.(b). . . . . . . . . . . .	254	112,921
OneMain Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,163	42,740	ResMed, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	291	46,257
Progressive Corp. (The) . . . . . . . . . . . . . . . . . . . . .	3,450	252,402	STERIS PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	291	46,158
Raymond James Financial, Inc. . . . . . . . . . . . . . . .	969	81,037	Stryker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	872	166,194
S&P Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	636	169,119	Tenet Healthcare Corp.(b) . . . . . . . . . . . . . . . . . . . .	3,588	94,293
Santander Consumer USA Holdings, Inc. . . . . . . .	2,134	52,070	Thermo Fisher Scientific, Inc.. . . . . . . . . . . . . . . . .	1,143	332,384
T. Rowe Price Group, Inc.. . . . . . . . . . . . . . . . . . . .	1,067	125,917	UnitedHealth Group, Inc. . . . . . . . . . . . . . . . . . . . .	5,817	1,483,102
Travelers Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . .	2,390	286,346	Universal Health Services, Inc., Class B . . . . . . . .	775	95,899
W.R. Berkley Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	873	58,613	Vertex Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . .	291	65,193
White Mountains Insurance Group Ltd.. . . . . . . . .	37	36,634	Waters Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	291	56,713
			Zimmer Biomet Holdings, Inc	1,047	142,549
		7,022,044
			Zoetis, Inc	873	116,310
Health Care-15.29%
					18,430,204
Abbott Laboratories . . . . . . . . . . . . . . . . . . . . . . . .	5,528	425,822
			Industrials-10.76%
AbbVie, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,239	877,585
Agilent Technologies, Inc.. . . . . . . . . . . . . . . . . . . .	1,067	82,234	3M Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,972	443,541
Alexion Pharmaceuticals, Inc.(b). . . . . . . . . . . . . . .	581	54,631	A.O. Smith Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	776	30,691
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . . . .	5,461	460,472	Acuity Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	290	29,829
Amgen, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,850	1,168,421	AECOM(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,813	126,416
Anthem, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,062	530,120	AGCO Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	679	41,032
Baxter International, Inc. . . . . . . . . . . . . . . . . . . . .	2,448	204,335	Allison Transmission Holdings, Inc. . . . . . . . . . . . .	1,068	43,361
Becton, Dickinson and Co. . . . . . . . . . . . . . . . . . . .	970	230,685	American Airlines Group, Inc.. . . . . . . . . . . . . . . . .	1,940	36,957
Biogen, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,427	440,073	AMETEK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	679	58,394
Boston Scientific Corp.(b) . . . . . . . . . . . . . . . . . . . .	2,230	83,380	Arconic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,590	105,367
Bristol-Myers Squibb Co.. . . . . . . . . . . . . . . . . . . . .	7,177	423,874	Avis Budget Group, Inc.(b) . . . . . . . . . . . . . . . . . . .	2,715	87,898
Cardinal Health, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	11,850	617,622	Boeing Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,894	796,168
Centene Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,390	232,758	C.H. Robinson Worldwide, Inc. . . . . . . . . . . . . . . . .	1,066	73,447
Cerner Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,164	80,630	Carlisle Cos., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	387	56,227
Cigna Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,334	426,982	Caterpillar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,879	481,927
Community Health Systems, Inc.(b)(c) . . . . . . . . . .	13,969	68,867	Cintas Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	250	66,685
Cooper Cos., Inc. (The). . . . . . . . . . . . . . . . . . . . . .	128	41,545	CSX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,170	293,777
CVS Health Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	18,851	1,115,602	Cummins, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,260	190,625
Danaher Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,842	266,316	Deere & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,746	273,214
DaVita, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,426	188,306	Delta Air Lines, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,940	89,492
DENTSPLY SIRONA, Inc.. . . . . . . . . . . . . . . . . . . . .	1,164	57,315	Dover Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	981	100,788
Edwards Lifesciences Corp.(b) . . . . . . . . . . . . . . . .	388	79,478	Eaton Corp. PLC . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,388	307,359
Eli Lilly and Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,761	474,375	EMCOR Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	485	37,306
Encompass Health Corp.. . . . . . . . . . . . . . . . . . . . .	582	43,557	Emerson Electric Co.. . . . . . . . . . . . . . . . . . . . . . . .	3,395	217,654
Gilead Sciences, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	7,633	529,425	Equifax, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	388	55,112
HCA Healthcare, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	1,911	242,716	Expeditors International of Washington, Inc. . . . .	969	68,237
Henry Schein, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,067	65,023	Fastenal Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,649	56,429
Hologic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	970	45,706	FedEx Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,424	342,196
Humana, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,223	390,969	Fluor Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,619	24,409
Illumina, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	193	51,274	Fortive Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	776	53,668
Intuitive Surgical, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	137	73,153	Fortune Brands Home & Security, Inc. . . . . . . . . .	1,164	71,877
IQVIA Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	915	127,633	General Dynamics Corp. . . . . . . . . . . . . . . . . . . . . .	1,789	285,685
Jazz Pharmaceuticals PLC(b) . . . . . . . . . . . . . . . . .	291	33,343	General Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . .	91,927	1,000,166
Johnson & Johnson. . . . . . . . . . . . . . . . . . . . . . . . .	10,357	1,392,809	HD Supply Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . .	1,068	40,605
Laboratory Corp. of America Holdings(b) . . . . . . .	678	119,118	Hertz Global Holdings, Inc.(b) . . . . . . . . . . . . . . . . .	5,529	70,716
McKesson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,534	913,845	Honeywell International, Inc. . . . . . . . . . . . . . . . . .	3,165	513,268
MEDNAX, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,359	23,225	Hubbell, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	291	38,773
Medtronic PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,847	689,287	Huntington Ingalls Industries, Inc. . . . . . . . . . . . . .	355	72,963
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,780	825,317	IDEX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	195	28,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco RAFITM Strategic US ETF (IUS)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Industrials-(continued)			Information Technology-(continued)
Illinois Tool Works, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,358	$227,845	Automatic Data Processing, Inc. . . . . . . . . . . . . . .	1,129	$174,701
Ingersoll-Rand PLC . . . . . . . . . . . . . . . . . . . . . . . . .	1,260	162,590	Avnet, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,327	71,392
J.B. Hunt Transport Services, Inc.. . . . . . . . . . . . .	484	46,677	Booz Allen Hamilton Holding Corp. . . . . . . . . . . . .	678	48,341
Jacobs Engineering Group, Inc. . . . . . . . . . . . . . . .	969	89,478	Broadcom, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,992	543,059
Johnson Controls International PLC . . . . . . . . . . .	7,341	268,460	Broadridge Financial Solutions, Inc. . . . . . . . . . . .	388	40,492
Kansas City Southern . . . . . . . . . . . . . . . . . . . . . . .	539	81,217	CDK Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	776	35,712
KAR Auction Services, Inc.. . . . . . . . . . . . . . . . . . .	776	14,938	CDW Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	853	97,430
Knight-Swift Transportation Holdings, Inc.. . . . . .	1,262	40,308	Cisco Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	27,158	1,084,419
L3Harris Technologies, Inc. . . . . . . . . . . . . . . . . . .	388	76,719	Citrix Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	872	90,156
Lockheed Martin Corp. . . . . . . . . . . . . . . . . . . . . . .	1,067	394,651	Cognizant Technology Solutions Corp., Class A. .	3,395	206,857
ManpowerGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,068	81,104	CommScope Holding Co., Inc.(b) . . . . . . . . . . . . . .	1,745	19,212
Masco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,650	68,178	Conduent, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,267	13,953
Nielsen Holdings PLC . . . . . . . . . . . . . . . . . . . . . . .	3,297	60,038	Corning, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,052	192,121
Norfolk Southern Corp.. . . . . . . . . . . . . . . . . . . . . .	1,357	247,449	Dell Technologies, Inc., Class C(b) . . . . . . . . . . . . .	8,663	350,505
Northrop Grumman Corp. . . . . . . . . . . . . . . . . . . .	748	245,972	DXC Technology Co. . . . . . . . . . . . . . . . . . . . . . . . .	3,493	84,216
Old Dominion Freight Line, Inc. . . . . . . . . . . . . . . .	290	56,202	F5 Networks, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . .	369	44,262
Oshkosh Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	679	48,990	Fidelity National Information Services, Inc. . . . . .	1,357	189,600
Owens Corning. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,357	76,657	Fiserv, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,260	137,794
PACCAR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,812	188,123	Global Payments, Inc. . . . . . . . . . . . . . . . . . . . . . . .	362	66,597
Parker-Hannifin Corp. . . . . . . . . . . . . . . . . . . . . . . .	813	150,218	Hewlett Packard Enterprise Co.. . . . . . . . . . . . . . .	26,635	340,662
Quanta Services, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,747	66,613	HP, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,733	389,459
Raytheon Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,506	283,971	Intel Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34,787	1,931,374
Republic Services, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,746	157,594	International Business Machines Corp. . . . . . . . . .	7,221	939,813
Robert Half International, Inc. . . . . . . . . . . . . . . . .	777	39,169	Intuit, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	407	108,201
Rockwell Automation, Inc. . . . . . . . . . . . . . . . . . . .	679	124,597	Jabil, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,588	114,995
Roper Technologies, Inc. . . . . . . . . . . . . . . . . . . . .	216	75,967	Juniper Networks, Inc. . . . . . . . . . . . . . . . . . . . . . .	3,492	74,100
Ryder System, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,261	47,969	Keysight Technologies, Inc.(b) . . . . . . . . . . . . . . . .	484	45,864
Snap-on, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	341	49,360	KLA Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	679	104,369
Southwest Airlines Co. . . . . . . . . . . . . . . . . . . . . . .	1,261	58,246	Lam Research Corp. . . . . . . . . . . . . . . . . . . . . . . . .	1,224	359,158
Spirit AeroSystems Holdings, Inc., Class A. . . . . .	872	46,077	Leidos Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	969	99,468
Stanley Black & Decker, Inc. . . . . . . . . . . . . . . . . . .	926	133,066	LogMeIn, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	389	33,156
Terex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,454	32,003	Marvell Technology Group Ltd. . . . . . . . . . . . . . . .	2,426	51,674
Textron, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,717	110,310	Mastercard, Inc., Class A . . . . . . . . . . . . . . . . . . . .	1,552	450,468
TransDigm Group, Inc. . . . . . . . . . . . . . . . . . . . . . .	77	42,951	Maxim Integrated Products, Inc. . . . . . . . . . . . . . .	1,165	64,797
Trinity Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . .	2,232	45,421	Microchip Technology, Inc.(c) . . . . . . . . . . . . . . . . .	874	79,281
Union Pacific Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	3,855	616,068	Micron Technology, Inc.(b) . . . . . . . . . . . . . . . . . . .	15,689	824,614
United Airlines Holdings, Inc.(b) . . . . . . . . . . . . . . .	971	59,804	Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,303	3,127,279
United Parcel Service, Inc., Class B . . . . . . . . . . . .	5,237	473,896	Motorola Solutions, Inc. . . . . . . . . . . . . . . . . . . . . .	387	64,118
United Rentals, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	872	115,523	NCR Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,262	31,802
United Technologies Corp. . . . . . . . . . . . . . . . . . . .	4,053	529,281	NetApp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,745	81,526
Verisk Analytics, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	292	45,292	NortonLifeLock, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	3,686	70,145
W.W. Grainger, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	257	71,328	NVIDIA Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,506	406,725
Waste Management, Inc. . . . . . . . . . . . . . . . . . . . .	1,842	204,112	ON Semiconductor Corp.(b) . . . . . . . . . . . . . . . . . .	3,104	57,921
WESCO International, Inc.(b). . . . . . . . . . . . . . . . . .	776	31,482	Oracle Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,654	873,167
XPO Logistics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,771	131,001	Palo Alto Networks, Inc.(b) . . . . . . . . . . . . . . . . . . .	194	35,816
Xylem, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	583	45,089	Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	775	60,047
			PayPal Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	2,521	272,243
		12,973,123
			PTC, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	388	29,313
Information Technology-23.43%
	2,464	444,974	Qorvo, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	969	97,462
Accenture PLC, Class A . . . . . . . . . . . . . . . . . . . . .			QUALCOMM, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	10,297	806,255
Adobe, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	775	267,468
			Sabre Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,843	25,092
Akamai Technologies, Inc.(b) . . . . . . . . . . . . . . . . .	776	67,132
			salesforce.com, inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	970	165,288
Alliance Data Systems Corp. . . . . . . . . . . . . . . . . .	679	58,313	Sanmina Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,165	30,628
Amdocs Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	969	61,774	Seagate Technology PLC . . . . . . . . . . . . . . . . . . . .	2,619	125,581
Amphenol Corp., Class A . . . . . . . . . . . . . . . . . . . .	1,067	97,823
			ServiceNow, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	137	44,674
Analog Devices, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,454	158,559	Skyworks Solutions, Inc. . . . . . . . . . . . . . . . . . . . . .	1,262	126,427
ANSYS, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	194	46,985
			SS&C Technologies Holdings, Inc. . . . . . . . . . . . . .	581	32,246
Apple, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,384	8,032,410
			SYNNEX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	677	84,645
Applied Materials, Inc.. . . . . . . . . . . . . . . . . . . . . . .	7,904	459,380
			Synopsys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	388	53,517
Arrow Electronics, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,745	117,020	Tech Data Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,358	193,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco RAFITM Strategic US ETF (IUS)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares		Value
Information Technology-(continued)			Real Estate-(continued)
Teradyne, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,066	$62,638	Park Hotels & Resorts, Inc. . . . . . . . . . . . . . . . . . . .	1,746		$31,882
Texas Instruments, Inc.. . . . . . . . . . . . . . . . . . . . . .	4,170	475,964	Public Storage . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	484		101,214
Trimble, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	874	34,506	Realogy Holdings Corp.(c) . . . . . . . . . . . . . . . . . . . .	6,111		56,649
Visa, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . .	4,603	836,641	SBA Communications Corp., Class A. . . . . . . . . . .	290		76,876
VMware, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . .	1,110	133,777	Service Properties Trust. . . . . . . . . . . . . . . . . . . . .	1,359		24,571
Western Digital Corp. . . . . . . . . . . . . . . . . . . . . . . .	5,044	280,245	Simon Property Group, Inc. . . . . . . . . . . . . . . . . . .	1,066		131,203
Western Union Co. (The) . . . . . . . . . . . . . . . . . . . .	2,911	65,177	Weyerhaeuser Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	4,269		110,909
Xerox Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . .	2,618	84,300				1,145,558
Xilinx, Inc	583	48,675
			Utilities-2.46%
		28,231,316
			AES Corp. (The). . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,306		105,499
Materials-2.90%
			Alliant Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . .	874		45,553
Air Products and Chemicals, Inc. . . . . . . . . . . . . . .	730	160,315	Ameren Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,455		114,945
Albemarle Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	776	63,516	American Electric Power Co., Inc. . . . . . . . . . . . . .	2,909		259,657
Alcoa Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,007	41,707	CenterPoint Energy, Inc.. . . . . . . . . . . . . . . . . . . . .	3,588		82,596
Ashland Global Holdings, Inc. . . . . . . . . . . . . . . . . .	484	34,625	CMS Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,455		87,911
Avery Dennison Corp. . . . . . . . . . . . . . . . . . . . . . . .	486	55,642	Consolidated Edison, Inc. . . . . . . . . . . . . . . . . . . . .	2,129		167,808
Axalta Coating Systems Ltd.(b) . . . . . . . . . . . . . . .	1,359	33,866	DTE Energy Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,232		137,577
Ball Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,768	124,573	Edison International . . . . . . . . . . . . . . . . . . . . . . . .	3,103		208,491
Berry Global Group, Inc.(b) . . . . . . . . . . . . . . . . . . .	971	36,859	Entergy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,517		177,353
Celanese Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	872	81,741	Eversource Energy . . . . . . . . . . . . . . . . . . . . . . . . .	1,842		159,259
CF Industries Holdings, Inc. . . . . . . . . . . . . . . . . . .	1,745	64,321	Exelon Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,340		402,647
Chemours Co. (The) . . . . . . . . . . . . . . . . . . . . . . . .	2,813	41,801	FirstEnergy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,911		129,627
Crown Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	680	47,940	MDU Resources Group, Inc. . . . . . . . . . . . . . . . . . .	1,551		43,009
Domtar Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	969	27,878	NiSource, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,134		57,661
DuPont de Nemours, Inc. . . . . . . . . . . . . . . . . . . . .	11,135	477,692	NRG Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,329		77,346
Eastman Chemical Co. . . . . . . . . . . . . . . . . . . . . . .	1,551	95,402	PG&E Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,669		211,870
Ecolab, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	844	152,300	Portland General Electric Co. . . . . . . . . . . . . . . . . .	583		31,721
FMC Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	486	45,247	UGI Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,260		45,410
Freeport-McMoRan, Inc. . . . . . . . . . . . . . . . . . . . . .	18,332	182,587	Vistra Energy Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	3,685		70,863
Huntsman Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,396	64,320	WEC Energy Group, Inc. . . . . . . . . . . . . . . . . . . . . .	1,767		163,147
International Flavors & Fragrances, Inc.(c) . . . . . .	291	34,856	Xcel Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,006		187,334
International Paper Co . . . . . . . . . . . . . .	4,170	154,123				2,967,284
Louisiana-Pacific Corp	1,454	41,366
			Total Common Stocks & Other Equity Interests
Martin Marietta Materials, Inc. . . . . . . . . . . . . . . . .	238	54,152
			(Cost $124,254,922). . . . . . . . . . . . . . . . . . . . .			120,131,213
Mosaic Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,977	67,728			. . . . . . . . .

Newmont Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,976	177,449	Money Market Funds-0.08%
Nucor Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,555	146,999
			Invesco Premier U.S. Government Money
O-I Glass, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,424	26,179
			Portfolio, Institutional Class, 1.46%(d)
Olin Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,425	39,261
			(Cost $100,597) . . . . . . . . . . . . . . . . . . . . . . . . .	100,597		100,597
Packaging Corp. of America. . . . . . . . . . . . . . . . . .	653	59,175
			TOTAL INVESTMENTS IN SECURITIES
PPG Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,455	151,975
Reliance Steel & Aluminum Co. . . . . . . . . . . . . . . .	872	89,197	(excluding investments purchased with cash collateral
RPM International, Inc. . . . . . . . . . . . . . . . . . . . . . .	679	43,531	from securities on loan)-99.76%
Sealed Air Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,358	41,161	(Cost $124,355,519). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .			120,231,810
Sherwin-Williams Co. (The) . . . . . . . . . . . .	308	159,159	Investments Purchased with Cash Collateral from Securities
Sonoco Products Co.. . . . . . . . . . . . . . . . . . . . . . . .	583	28,106
Steel Dynamics, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	2,812	74,884	on Loan
United States Steel Corp.(c) . . . . . . . . . . . . . . . . . .	5,237	42,001	Money Market Funds-0.42%
Vulcan Materials Co. . . . . . . . . . . . . . . . . . . . . . . . .	484	58,206
Warrior Met Coal, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,262	22,363	Invesco Government & Agency Portfolio,
Westrock Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,365	145,136	Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . .	376,047		376,047
		3,489,339
Real Estate-0.95%
American Tower Corp. . . . . . . . . . . . . . . . . . . . . . .	872	197,769
CBRE Group, Inc., Class A(b). . . . . . . . . . . . . . . . . .	2,133	119,747
Equinix, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	194	111,123
Host Hotels & Resorts, Inc.. . . . . . . . . . . . . . . . . . .	4,268	61,801
Iron Mountain, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,649	50,146
Jones Lang LaSalle, Inc.. . . . . . . . . . . . . . . . . . . . .	485	71,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco RAFITM Strategic US ETF (IUS)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . . .	125,287	$125,349
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $501,384). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		501,396
TOTAL INVESTMENTS IN SECURITIES-100.18%
(Cost $124,856,903). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		120,733,206
OTHER ASSETS LESS LIABILITIES-(0.18)% . . . . . . . . . . . . . . .		(221,129)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$120,512,077

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Information Technology	23.43
Health Care	15.29

Consumer Discretionary	11.74
Communication Services	10.84

Industrials	10.76
Consumer Staples	9.00

Energy	6.48
Financials	5.83

Sector Types Each Less Than 3%	6.31
Money Market Funds Plus Other Assets
Less Liabilities	0.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco RAFITM Strategic US Small Company ETF (IUSS)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-4.38%
AMC Networks, Inc., Class A(b). . . . . . . . . . . . . . . . .	1,132	$35,092
ANGI Homeservices, Inc., Class A(b)(c) . . . . . . . . . . .	1,425	10,160
ATN International, Inc. . . . . . . . . . . . . . . . . . . . . . . .	174	9,379
Bandwidth, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	32	2,013
Boingo Wireless, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	312	3,953
Cable One, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	36,180
Cargurus, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	137	3,492
Cars.com, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,647	14,955
Central European Media Enterprises Ltd., Class A
(Czech Republic)(b). . . . . . . . . . . . . . . . . . . . . . . . .	1,009	4,470
Cincinnati Bell, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . .	1,702	22,211
Cinemark Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,440	37,382
Clear Channel Worldwide Holdings, Inc.(b) . . . . . . .	1,448	2,997
Cogent Communications Holdings, Inc.. . . . . . . . . .	215	15,697
comScore, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	352	1,232
Consolidated Communications Holdings, Inc. . . . . .	6,523	40,573
E.W. Scripps Co. (The), Class A . . . . . . . . . . . . . . . .	997	11,864
Emerald Holding, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	411	2,819
Entercom Communications Corp., Class A . . . . . . .	4,025	13,967
Entravision Communications Corp., Class A . . . . . .	4,205	8,452
Eros International PLC (India)(b)(c) . . . . . . . . . . . . . .	1,109	2,562
Globalstar, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,267	1,334
Glu Mobile, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	404	2,877
Gogo, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	243	877
Gray Television, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . .	1,437	27,188
John Wiley & Sons, Inc., Class A . . . . . . . . . . . . . . .	857	31,872
Liberty TripAdvisor Holdings, Inc., Class A(b) . . . . .	2,451	10,674
Lions Gate Entertainment Corp., Class A(b)(c). . . . .	3,841	30,536
Live Nation Entertainment, Inc.(b) . . . . . . . . . . . . . .	1,062	64,538
Madison Square Garden Co. (The), Class A(b) . . . .	133	35,620
Marcus Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	377	10,073
Match Group, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . .	855	55,575
MDC Partners, Inc., Class A(b) . . . . . . . . . . . . . . . . .	1,567	3,933
Meredith Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	695	18,313
MSG Networks, Inc., Class A(b) . . . . . . . . . . . . . . . . .	305	3,855
National CineMedia, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,134	8,721
Netflix, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	124	45,760
New York Times Co. (The), Class A . . . . . . . . . . . . .	674	25,248
Nexstar Media Group, Inc., Class A . . . . . . . . . . . . .	574	65,999
ORBCOMM, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	533	1,764
QuinStreet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	331	4,263
Roku, Inc.(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	66	7,502
Scholastic Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	745	23,907
Shenandoah Telecommunications Co.. . . . . . . . . . .	418	18,572
Sinclair Broadcast Group, Inc., Class A . . . . . . . . . .	1,177	27,318
Sirius XM Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	11,549	73,221
Snap, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . . . .	546	7,737
Spok Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	343	3,416
TechTarget, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	142	3,284
TEGNA, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,778	39,781
Tribune Publishing Co.. . . . . . . . . . . . . . . . . . . . . . . .	359	4,118
TripAdvisor, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	842	19,745
TrueCar, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	807	2,122
United States Cellular Corp.(b) . . . . . . . . . . . . . . . . .	521	16,365
Vonage Holdings Corp.(b) . . . . . . . . . . . . . . . . . . . . .	1,426	12,777
WideOpenWest, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	563	3,541
World Wrestling Entertainment, Inc., Class A . . . . .	226	10,570
	Shares	Value
Communication Services-(continued)
Yelp, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	966	$30,207
Zillow Group, Inc., Class C(b)(c) . . . . . . . . . . . . . . . . .	511	28,519
Zynga, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . . .	4,820	32,342
		1,093,514
Consumer Discretionary-15.45%
1-800-Flowers.com, Inc., Class A(b) . . . . . . . . . . . . .	643	11,600
Aaron's, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,109	43,617
Abercrombie & Fitch Co., Class A. . . . . . . . . . . . . . .	1,880	24,684
Acushnet Holdings Corp.. . . . . . . . . . . . . . . . . . . . . .	487	12,394
Adtalem Global Education, Inc.(b) . . . . . . . . . . . . . . .	961	29,666
American Eagle Outfitters, Inc. . . . . . . . . . . . . . . . .	2,885	37,159
American Outdoor Brands Corp.(b) . . . . . . . . . . . . .	1,170	11,653
American Public Education, Inc.(b) . . . . . . . . . . . . . .	225	5,009
America's Car-Mart, Inc.(b) . . . . . . . . . . . . . . . . . . . .	84	8,633
Asbury Automotive Group, Inc.(b) . . . . . . . . . . . . . .	682	60,453
Ascena Retail Group, Inc.(b) . . . . . . . . . . . . . . . . . . .	1,669	6,342
At Home Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	553	2,765
BBX Capital Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,831	9,852
Beazer Homes USA, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,985	24,336
Big Lots, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,756	27,762
Biglari Holdings, Inc., Class B(b) . . . . . . . . . . . . . . . .	44	4,640
BJ's Restaurants, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	361	11,895
Bloomin' Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	2,277	40,963
Boot Barn Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	348	10,673
Boyd Gaming Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,356	36,219
Bright Horizons Family Solutions, Inc.(b) . . . . . . . . .	298	46,831
Brinker International, Inc. . . . . . . . . . . . . . . . . . . . . .	1,200	41,220
Buckle, Inc. (The)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	680	15,388
Caesars Entertainment Corp.(b) . . . . . . . . . . . . . . . .	4,476	56,890
Caleres, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,282	14,781
Callaway Golf Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,223	20,767
Camping World Holdings, Inc., Class A . . . . . . . . . .	2,239	30,630
Carrols Restaurant Group, Inc.(b) . . . . . . . . . . . . . . .	1,086	4,480
Carter's, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	654	59,821
Cato Corp. (The), Class A . . . . . . . . . . . . . . . . . . . . .	967	15,636
Cavco Industries, Inc.(b). . . . . . . . . . . . . . . . . . . . . . .	93	18,760
Century Communities, Inc.(b) . . . . . . . . . . . . . . . . . .	389	12,965
Cheesecake Factory, Inc. (The)(c) . . . . . . . . . . . . . .	791	28,183
Chegg, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	317	12,430
Chico's FAS, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,104	32,497
Children's Place, Inc. (The)(c) . . . . . . . . . . . . . . . . . .	346	19,930
Choice Hotels International, Inc. . . . . . . . . . . . . . . .	208	18,986
Churchill Downs, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	477	59,930
Chuy's Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	272	5,832
Citi Trends, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	502	9,925
Columbia Sportswear Co. . . . . . . . . . . . . . . . . . . . . .	240	19,512
Conn's, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	637	5,192
Container Store Group, Inc. (The)(b)(c) . . . . . . . . . .	429	1,622
Cooper Tire & Rubber Co. . . . . . . . . . . . . . . . . . . . . .	1,385	35,304
Cooper-Standard Holdings, Inc.(b) . . . . . . . . . . . . . .	916	15,829
Cracker Barrel Old Country Store, Inc. . . . . . . . . . .	321	46,009
Crocs, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	879	23,003
Dave & Buster's Entertainment, Inc. . . . . . . . . . . . .	595	19,641
Deckers Outdoor Corp.(b) . . . . . . . . . . . . . . . . . . . . .	346	60,135
Denny's Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	506	8,809
Designer Brands, Inc., Class A . . . . . . . . . . . . . . . . .	1,897	25,629
Dillard's, Inc., Class A(c). . . . . . . . . . . . . . . . . . . . . . .	1,086	61,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Consumer Discretionary-(continued)			Consumer Discretionary-(continued)
Dine Brands Global, Inc. . . . . . . . . . . . . . . . . . . . . . .	138	$11,295	Motorcar Parts of America, Inc.(b) . . . . . . . . . . . . . .	251	$4,202
Dorman Products, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	210	12,734	Movado Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	354	5,204
Drive Shack, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	470	1,344	National Vision Holdings, Inc.(b) . . . . . . . . . . . . . . . .	578	20,126
Duluth Holdings, Inc., Class B(b)(c) . . . . . . . . . . . . . .	234	1,605	Noodles & Co.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	308	2,501
Dunkin' Brands Group, Inc. . . . . . . . . . . . . . . . . . . . .	807	53,682	Ollie's Bargain Outlet Holdings, Inc.(b)(c) . . . . . . . . .	166	8,444
El Pollo Loco Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	370	4,773	Overstock.com, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	624	4,031
Eldorado Resorts, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	525	26,345	Oxford Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	211	12,742
Ethan Allen Interiors, Inc. . . . . . . . . . . . . . . . . . . . . .	552	7,286	Papa John's International, Inc.. . . . . . . . . . . . . . . . .	412	23,735
Etsy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	328	18,962	Party City Holdco, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . .	2,808	5,588
Everi Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	761	7,914	Penn National Gaming, Inc.(b) . . . . . . . . . . . . . . . . . .	1,958	57,898
Express, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,315	27,066	Perdoceo Education Corp.(b) . . . . . . . . . . . . . . . . . .	452	6,748
Fiesta Restaurant Group, Inc.(b) . . . . . . . . . . . . . . . .	588	5,680	PetMed Express, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	286	7,550
Five Below, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	167	16,191	Planet Fitness, Inc., Class A(b) . . . . . . . . . . . . . . . . .	228	15,388
Floor & Decor Holdings, Inc., Class A(b) . . . . . . . . . .	438	22,360	Pool Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	223	47,044
Fossil Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,902	8,730	Quotient Technology, Inc.(b) . . . . . . . . . . . . . . . . . . .	700	6,265
Fox Factory Holding Corp.(b) . . . . . . . . . . . . . . . . . .	125	7,925	Red Robin Gourmet Burgers, Inc.(b). . . . . . . . . . . . .	498	13,695
Funko, Inc., Class A(b)(c) . . . . . . . . . . . . . . . . . . . . . .	78	633	Red Rock Resorts, Inc., Class A . . . . . . . . . . . . . . . .	1,336	27,535
Genesco, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	641	22,057	Regis Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	790	10,080
Gentherm, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	521	21,246	Rent-A-Center, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,039	22,120
G-III Apparel Group Ltd.(b) . . . . . . . . . . . . . . . . . . . . .	942	21,063	RH(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	554	100,496
GNC Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	10,456	17,566	Ruth's Hospitality Group, Inc. . . . . . . . . . . . . . . . . . .	339	6,485
Golden Entertainment, Inc.(b) . . . . . . . . . . . . . . . . . .	557	9,068	Sally Beauty Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	2,757	34,297
GoPro, Inc., Class A(b)(c) . . . . . . . . . . . . . . . . . . . . . .	1,219	4,626	Scientific Games Corp.(b). . . . . . . . . . . . . . . . . . . . . .	447	8,153
Graham Holdings Co., Class B . . . . . . . . . . . . . . . . .	88	44,253	SeaWorld Entertainment, Inc.(b) . . . . . . . . . . . . . . . .	698	18,993
Grand Canyon Education, Inc.(b) . . . . . . . . . . . . . . .	221	17,830	ServiceMaster Global Holdings, Inc.(b) . . . . . . . . . . .	804	28,759
Groupon, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,493	8,701	Shake Shack, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	113	6,717
Grubhub, Inc.(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . .	452	21,746	Shoe Carnival, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	349	10,439
Guess?, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,331	21,562	Shutterstock, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	204	7,862
Haverty Furniture Cos., Inc. . . . . . . . . . . . . . . . . . . .	658	11,068	Six Flags Entertainment Corp. . . . . . . . . . . . . . . . . .	918	23,207
Helen of Troy Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	269	44,277	Skechers U.S.A., Inc., Class A(b). . . . . . . . . . . . . . . .	2,341	77,440
Hibbett Sports, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	723	14,113	Sleep Number Corp.(b). . . . . . . . . . . . . . . . . . . . . . . .	871	38,368
Hilton Grand Vacations, Inc.(b) . . . . . . . . . . . . . . . . .	854	22,768	Sonic Automotive, Inc., Class A . . . . . . . . . . . . . . . .	2,815	78,820
Hooker Furniture Corp. . . . . . . . . . . . . . . . . . . . . . . .	255	4,797	Stamps.com, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	643	90,734
Houghton Mifflin Harcourt Co.(b) . . . . . . . . . . . . . . .	2,632	14,397	Standard Motor Products, Inc. . . . . . . . . . . . . . . . . .	307	13,508
Installed Building Products, Inc.(b) . . . . . . . . . . . . . .	216	14,267	Steven Madden Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	916	29,953
iRobot Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	188	9,022	Stitch Fix, Inc., Class A(b)(c). . . . . . . . . . . . . . . . . . . .	542	13,024
Jack in the Box, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	293	20,176	Stoneridge, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	367	8,111
Johnson Outdoors, Inc., Class A . . . . . . . . . . . . . . .	93	5,804	Strategic Education, Inc. . . . . . . . . . . . . . . . . . . . . . .	67	9,874
K12, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	535	10,636	Sturm Ruger & Co., Inc.. . . . . . . . . . . . . . . . . . . . . . .	210	10,088
KB Home. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,275	74,142	Superior Industries International, Inc. . . . . . . . . . . .	4,089	10,631
Lands' End, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	439	4,627	Tailored Brands, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	5,172	16,912
Laureate Education, Inc., Class A(b). . . . . . . . . . . . .	2,846	53,220	Taylor Morrison Home Corp., Class A(b) . . . . . . . . .	2,827	63,664
La-Z-Boy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	750	21,488	Tempur Sealy International, Inc.(b) . . . . . . . . . . . . .	386	28,854
LCI Industries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	363	35,048	Texas Roadhouse, Inc. . . . . . . . . . . . . . . . . . . . . . . .	722	40,591
LGI Homes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	117	8,816	TopBuild Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	420	42,420
Lindblad Expeditions Holdings, Inc.(b) . . . . . . . . . . .	215	2,559	TRI Pointe Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	4,074	62,454
Liquidity Services, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	262	1,027	Tupperware Brands Corp.. . . . . . . . . . . . . . . . . . . . .	1,321	3,765
M.D.C. Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	864	33,990	Unifi, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	384	8,206
M/I Homes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	745	27,736	Universal Electronics, Inc.(b) . . . . . . . . . . . . . . . . . . .	201	8,486
Malibu Boats, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	167	7,338	Urban Outfitters, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,315	30,916
Marine Products Corp. . . . . . . . . . . . . . . . . . . . . . . .	76	956	Vera Bradley, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	477	3,940
MarineMax, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	766	12,968	Vista Outdoor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	3,293	24,204
Marriott Vacations Worldwide Corp. . . . . . . . . . . . .	458	44,325	Visteon Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	960	62,438
Mattel, Inc.(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,657	43,116	Wayfair, Inc., Class A(b)(c) . . . . . . . . . . . . . . . . . . . . .	251	15,866
MercadoLibre, Inc. (Argentina)(b). . . . . . . . . . . . . . .	37	22,793	Wendy's Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,160	40,781
Meritage Homes Corp.(b). . . . . . . . . . . . . . . . . . . . . .	830	52,672	Wingstop, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	112	9,458
Michaels Cos., Inc. (The)(b) . . . . . . . . . . . . . . . . . . . .	2,822	12,106	Winmark Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	2,600
Modine Manufacturing Co.(b) . . . . . . . . . . . . . . . . . .	1,537	11,466	Winnebago Industries, Inc. . . . . . . . . . . . . . . . . . . . .	607	31,497
Monarch Casino & Resort, Inc.(b) . . . . . . . . . . . . . . .	94	4,444	Wolverine World Wide, Inc. . . . . . . . . . . . . . . . . . . . .	1,270	33,388
Monro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	246	13,806	WW International, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	560	16,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Zovio, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	852	$1,338
Zumiez, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	393	10,426
		3,858,083
Consumer Staples-4.12%
Alico, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	136	4,430
Andersons, Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . .	1,009	18,535
B&G Foods, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,498	22,170
Boston Beer Co., Inc. (The), Class A(b) . . . . . . . . . .	66	24,472
Calavo Growers, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	118	8,549
Cal-Maine Foods, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	441	15,387
Central Garden & Pet Co., Class A(b) . . . . . . . . . . . .	888	22,475
Chefs' Warehouse, Inc. (The)(b) . . . . . . . . . . . . . . . .	305	9,339
Coca-Cola Consolidated, Inc. . . . . . . . . . . . . . . . . . .	78	15,318
Coty, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000	46,150
Darling Ingredients, Inc.(b). . . . . . . . . . . . . . . . . . . . .	2,803	72,037
Edgewell Personal Care Co.(b) . . . . . . . . . . . . . . . . .	1,496	45,419
elf Beauty, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	250	3,990
Energizer Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	560	24,074
Farmer Brothers Co.(b) . . . . . . . . . . . . . . . . . . . . . . .	234	2,890
Flowers Foods, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,308	49,691
Fresh Del Monte Produce, Inc. . . . . . . . . . . . . . . . . .	1,241	34,028
Freshpet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	48	3,190
Hain Celestial Group, Inc. (The)(b) . . . . . . . . . . . . . .	1,396	33,127
Hostess Brands, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,535	19,510
Ingles Markets, Inc., Class A . . . . . . . . . . . . . . . . . . .	1,222	43,711
Inter Parfums, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	97	5,826
J & J Snack Foods Corp. . . . . . . . . . . . . . . . . . . . . . .	105	16,886
John B. Sanfilippo & Son, Inc.. . . . . . . . . . . . . . . . . .	148	10,388
Lamb Weston Holdings, Inc. . . . . . . . . . . . . . . . . . . .	708	61,518
Lancaster Colony Corp.. . . . . . . . . . . . . . . . . . . . . . .	144	20,801
Medifast, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64	5,319
MGP Ingredients, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	73	2,100
National Beverage Corp.(b)(c) . . . . . . . . . . . . . . . . . .	85	3,595
Natural Grocers by Vitamin Cottage, Inc. . . . . . . . .	260	1,794
Nu Skin Enterprises, Inc., Class A . . . . . . . . . . . . . .	786	19,273
Pilgrim's Pride Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .	809	17,118
PriceSmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	476	26,509
Sanderson Farms, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	294	36,327
Seaboard Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4	13,660
Seneca Foods Corp., Class A(b) . . . . . . . . . . . . . . . .	507	17,603
Simply Good Foods Co. (The)(b) . . . . . . . . . . . . . . . .	400	8,824
SpartanNash Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,159	51,696
Spectrum Brands Holdings, Inc. . . . . . . . . . . . . . . . .	652	35,136
Sprouts Farmers Market, Inc.(b) . . . . . . . . . . . . . . . .	2,968	47,429
Tootsie Roll Industries, Inc.(c) . . . . . . . . . . . . . . . . . .	262	8,405
Turning Point Brands, Inc. . . . . . . . . . . . . . . . . . . . .	66	1,726
Universal Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	623	30,745
USANA Health Sciences, Inc.(b) . . . . . . . . . . . . . . . .	163	10,774
Vector Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,169	25,204
WD-40 Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62	10,694
Weis Markets, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	561	20,897
		1,028,739
Energy-2.38%
Arch Coal, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . .	667	33,583
Archrock, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,467	17,392
Bonanza Creek Energy, Inc.(b) . . . . . . . . . . . . . . . . .	416	6,777
California Resources Corp.(b)(c) . . . . . . . . . . . . . . . .	1,037	6,585
Centennial Resource Development, Inc.,
Class A(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,532	8,371
	Shares	Value
Energy-(continued)
Clean Energy Fuels Corp.(b) . . . . . . . . . . . . . . . . . . .	1,738	$3,928
CONSOL Energy, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . .	851	4,842
Continental Resources, Inc. . . . . . . . . . . . . . . . . . . .	1,053	19,954
Contura Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	438	2,492
Denbury Resources, Inc.(b) . . . . . . . . . . . . . . . . . . . .	18,494	13,915
DHT Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,386	7,692
DMC Global, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49	1,767
Dril-Quip, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	480	17,098
Exterran Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,240	6,324
Extraction Oil & Gas, Inc.(b)(c) . . . . . . . . . . . . . . . . . .	7,239	4,984
Forum Energy Technologies, Inc.(b) . . . . . . . . . . . . .	2,743	2,140
Geospace Technologies Corp.(b) . . . . . . . . . . . . . . . .	115	1,418
Golar LNG Ltd. (Bermuda) . . . . . . . . . . . . . . . . . . . .	1,224	15,686
Green Plains, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,872	22,445
Gulf Island Fabrication, Inc.(b). . . . . . . . . . . . . . . . . .	211	939
Helix Energy Solutions Group, Inc.(b) . . . . . . . . . . . .	2,917	19,573
HighPoint Resources Corp.(b) . . . . . . . . . . . . . . . . . .	4,050	2,757
International Seaways, Inc.(b) . . . . . . . . . . . . . . . . . .	583	11,596
Laredo Petroleum, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	8,398	9,070
Magnolia Oil & Gas Corp., Class A(b). . . . . . . . . . . . .	1,374	10,319
Mammoth Energy Services, Inc.. . . . . . . . . . . . . . . .	1,517	1,654
Matador Resources Co.(b)(c) . . . . . . . . . . . . . . . . . . .	1,606	15,482
Matrix Service Co.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	600	7,248
Montage Resources Corp.(b)(c) . . . . . . . . . . . . . . . . .	655	2,286
Nabors Industries Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	15,488	27,259
NACCO Industries, Inc., Class A . . . . . . . . . . . . . . . .	66	2,721
Newpark Resources, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,587	5,570
Northern Oil and Gas, Inc.(b)(c) . . . . . . . . . . . . . . . . .	1,633	2,368
Oceaneering International, Inc.(b) . . . . . . . . . . . . . .	1,494	15,747
Oil States International, Inc.(b) . . . . . . . . . . . . . . . . .	1,106	8,748
Par Pacific Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,274	21,136
PDC Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,483	28,222
Penn Virginia Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . .	339	5,390
ProPetro Holding Corp.(b) . . . . . . . . . . . . . . . . . . . . .	862	7,551
Renewable Energy Group, Inc.(b) . . . . . . . . . . . . . . .	1,899	50,229
REX American Resources Corp.(b) . . . . . . . . . . . . . .	95	6,651
RigNet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	239	841
Ring Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,347	1,899
RPC, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,098	3,777
SandRidge Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	1,689	3,479
SEACOR Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	260	9,698
Select Energy Services, Inc., Class A(b) . . . . . . . . . .	1,441	9,367
SFL Corp. Ltd. (Norway) . . . . . . . . . . . . . . . . . . . . . .	1,823	22,131
SM Energy Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,539	23,251
Teekay Corp. (Bermuda). . . . . . . . . . . . . . . . . . . . . .	4,843	17,725
TETRA Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . .	4,275	5,387
Texas Pacific Land Trust. . . . . . . . . . . . . . . . . . . . . .	18	12,524
Tidewater, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	488	6,778
Unit Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,462	862
US Silica Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . .	2,968	13,623
W&T Offshore, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,179	3,065
		594,316
Financials-6.46%
AMERISAFE, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	275	17,922
Arbor Realty Trust, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	1,154	14,010
Argo Group International Holdings Ltd.. . . . . . . . . .	562	31,618
Artisan Partners Asset Management, Inc.,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,362	38,926
Ashford, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	271

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
Blucora, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	415	$7,221
Brown & Brown, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,900	81,719
CBTX, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	175	4,366
Cohen & Steers, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	164	10,275
Compass Diversified Holdings. . . . . . . . . . . . . . . . . .	1,258	23,059
Cowen, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	998	14,940
Crawford & Co., Class A . . . . . . . . . . . . . . . . . . . . . .	723	5,379
Credit Acceptance Corp.(b)(c) . . . . . . . . . . . . . . . . . .	77	31,046
Diamond Hill Investment Group, Inc. . . . . . . . . . . . .	43	5,449
Donegal Group, Inc., Class A . . . . . . . . . . . . . . . . . .	447	6,379
Donnelley Financial Solutions, Inc.(b) . . . . . . . . . . . .	721	6,273
Eaton Vance Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,370	56,526
eHealth, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55	6,454
Employers Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . .	521	20,079
Encore Capital Group, Inc.(b). . . . . . . . . . . . . . . . . . .	527	19,583
Enova International, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,414	27,177
Erie Indemnity Co., Class A. . . . . . . . . . . . . . . . . . . .	139	19,866
Essent Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	957	41,764
Evercore, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . .	612	40,771
EZCORP, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	1,551	7,445
FactSet Research Systems, Inc.. . . . . . . . . . . . . . . .	193	51,336
Federated Hermes, Inc., Class B . . . . . . . . . . . . . . .	1,010	29,139
FirstCash, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	532	40,921
GAMCO Investors, Inc., Class A . . . . . . . . . . . . . . . .	381	5,928
Green Dot Corp., Class A(b). . . . . . . . . . . . . . . . . . . .	484	16,533
Greenhill & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	902	13,187
Hamilton Lane, Inc., Class A. . . . . . . . . . . . . . . . . . .	145	9,010
Heritage Insurance Holdings, Inc. . . . . . . . . . . . . . .	595	6,640
Houlihan Lokey, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	644	32,986
James River Group Holdings Ltd. . . . . . . . . . . . . . .	576	23,276
Kemper Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	715	49,221
Kinsale Capital Group, Inc. . . . . . . . . . . . . . . . . . . . .	84	10,204
KKR Real Estate Finance Trust, Inc. . . . . . . . . . . . .	596	11,705
LendingTree, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	28	7,723
Luther Burbank Corp. . . . . . . . . . . . . . . . . . . . . . . . .	665	6,936
MarketAxess Holdings, Inc.. . . . . . . . . . . . . . . . . . . .	78	25,298
Merchants Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . .	61	1,099
Mercury General Corp. . . . . . . . . . . . . . . . . . . . . . . .	545	23,604
MGIC Investment Corp. . . . . . . . . . . . . . . . . . . . . . . .	4,841	58,237
Moelis & Co., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	1,244	39,758
Morningstar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	108	15,865
National General Holdings Corp.. . . . . . . . . . . . . . . .	1,563	30,432
NMI Holdings, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	459	10,713
On Deck Capital, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	2,161	7,542
Oppenheimer Holdings, Inc., Class A. . . . . . . . . . . .	429	10,180
Piper Sandler Cos. . . . . . . . . . . . . . . . . . . . . . . . . . . .	384	26,911
PJT Partners, Inc., Class A . . . . . . . . . . . . . . . . . . . .	248	11,148
PRA Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	613	23,797
Primerica, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	486	54,111
ProAssurance Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	1,141	30,978
Protective Insurance Corp. . . . . . . . . . . . . . . . . . . . .	505	7,201
Radian Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,854	60,619
RLI Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	327	26,284
Safety Insurance Group, Inc. . . . . . . . . . . . . . . . . . .	198	15,591
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . . . . . . .	1,264	69,154
Selective Insurance Group, Inc. . . . . . . . . . . . . . . . .	694	38,711
State Auto Financial Corp. . . . . . . . . . . . . . . . . . . . .	194	4,846
Stewart Information Services Corp.. . . . . . . . . . . . .	529	19,139
Trupanion, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	79	2,429
United Fire Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	471	18,058
	Shares	Value
Financials-(continued)
United Insurance Holdings Corp. . . . . . . . . . . . . . . .	381	$3,581
Universal Insurance Holdings, Inc. . . . . . . . . . . . . . .	711	14,711
Virtu Financial, Inc., Class A(c) . . . . . . . . . . . . . . . . .	1,193	22,440
Waddell & Reed Financial, Inc., Class A(c) . . . . . . . .	2,230	30,685
Walker & Dunlop, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	597	38,716
Westwood Holdings Group, Inc. . . . . . . . . . . . . . . . .	168	4,264
WisdomTree Investments, Inc. . . . . . . . . . . . . . . . . .	904	3,670
World Acceptance Corp.(b) . . . . . . . . . . . . . . . . . . . .	126	9,841
		1,612,876
Health Care-9.83%
ABIOMED, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	71	10,668
Acadia Healthcare Co., Inc.(b) . . . . . . . . . . . . . . . . . .	1,791	53,014
Accuray, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	765	2,268
Acorda Therapeutics, Inc.(b) . . . . . . . . . . . . . . . . . . .	1,188	1,711
Addus HomeCare Corp.(b) . . . . . . . . . . . . . . . . . . . . .	95	7,246
Akorn, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,872	2,172
Align Technology, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	189	41,268
Alkermes PLC(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	816	17,005
Allscripts Healthcare Solutions, Inc.(b). . . . . . . . . . .	3,205	24,166
AMAG Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . . . .	1,264	9,796
Amedisys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	296	51,507
American Renal Associates Holdings, Inc.(b). . . . . .	1,363	10,972
AMN Healthcare Services, Inc.(b) . . . . . . . . . . . . . . .	590	43,424
Amneal Pharmaceuticals, Inc.(b). . . . . . . . . . . . . . . .	1,828	7,038
Amphastar Pharmaceuticals, Inc.(b) . . . . . . . . . . . . .	269	4,140
AngioDynamics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	420	4,826
ANI Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . . . . . .	56	2,689
Anika Therapeutics, Inc.(b) . . . . . . . . . . . . . . . . . . . .	160	6,682
Apollo Medical Holdings, Inc.(b) . . . . . . . . . . . . . . . .	234	4,088
Arena Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . . . .	136	6,066
Arrowhead Pharmaceuticals, Inc.(b). . . . . . . . . . . . .	98	3,465
Assertio Therapeutics, Inc.(b) . . . . . . . . . . . . . . . . . .	1,965	2,122
AtriCure, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	91	3,496
Atrion Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5	3,082
Avanos Medical, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	318	10,306
AxoGen, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	322
BioMarin Pharmaceutical, Inc.(b) . . . . . . . . . . . . . . .	430	38,859
Bio-Rad Laboratories, Inc., Class A(b) . . . . . . . . . . .	185	65,124
Bio-Techne Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	122	23,045
BioTelemetry, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	143	6,109
Brookdale Senior Living, Inc.(b) . . . . . . . . . . . . . . . .	6,769	44,472
Bruker Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	551	24,002
Cantel Medical Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	215	13,566
Capital Senior Living Corp.(b)(c) . . . . . . . . . . . . . . . .	999	2,557
Cara Therapeutics, Inc.(b)(c) . . . . . . . . . . . . . . . . . . .	4	60
Cardiovascular Systems, Inc.(b) . . . . . . . . . . . . . . . .	72	2,709
CareDx, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	303
Catalent, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	867	44,676
Charles River Laboratories International, Inc.(b) . .	312	48,538
Chemed Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	111	46,356
ChemoCentryx, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	76	3,401
Codexis, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24	280
Collegium Pharmaceutical, Inc.(b). . . . . . . . . . . . . . .	396	9,405
Computer Programs & Systems, Inc.. . . . . . . . . . . .	135	3,615
CONMED Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	189	17,887
Corcept Therapeutics, Inc.(b) . . . . . . . . . . . . . . . . . .	716	9,036
CorVel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62	4,274
Cross Country Healthcare, Inc.(b). . . . . . . . . . . . . . .	1,078	10,219
CryoLife, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	140	3,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Health Care-(continued)			Health Care-(continued)
CytomX Therapeutics, Inc.(b) . . . . . . . . . . . . . . . . . .	68	$455	NextGen Healthcare, Inc.(b). . . . . . . . . . . . . . . . . . . .	342	$4,473
Denali Therapeutics, Inc.(b)(c) . . . . . . . . . . . . . . . . . .	147	2,906	NuVasive, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	355	23,363
DexCom, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	131	36,156	Omnicell, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	152	12,383
Dicerna Pharmaceuticals, Inc.(b). . . . . . . . . . . . . . . .	52	1,026	OPKO Health, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . .	5,488	8,232
Eagle Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . . . .	138	6,334	Option Care Health, Inc.(b) . . . . . . . . . . . . . . . . . . . .	321	4,735
Emergent BioSolutions, Inc.(b) . . . . . . . . . . . . . . . . .	387	22,709	OraSure Technologies, Inc.(b) . . . . . . . . . . . . . . . . . .	544	3,280
Enanta Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . . .	63	3,205	Orthofix Medical, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	146	5,160
Endo International PLC(b) . . . . . . . . . . . . . . . . . . . . .	4,288	23,670	OrthoPediatrics Corp.(b) . . . . . . . . . . . . . . . . . . . . . .	6	279
Ensign Group, Inc. (The) . . . . . . . . . . . . . . . . . . . . . .	398	17,711	Pacira BioSciences, Inc.(b). . . . . . . . . . . . . . . . . . . . .	136	5,900
Evolent Health, Inc., Class A(b) . . . . . . . . . . . . . . . . .	899	8,307	Penumbra, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53	8,791
Exact Sciences Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .	56	4,533	PerkinElmer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	628	54,284
Exelixis, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,223	22,736	PetIQ, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	111	3,452
FibroGen, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	103	4,305	Phibro Animal Health Corp., Class A . . . . . . . . . . . .	345	8,711
Fluidigm Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	154	511	PRA Health Sciences, Inc.(b) . . . . . . . . . . . . . . . . . . .	389	36,644
Glaukos Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	1,891	Precigen, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	116	440
Globus Medical, Inc., Class A(b). . . . . . . . . . . . . . . . .	484	21,891	Premier, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	856	25,192
Haemonetics Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . .	316	34,232	Prestige Consumer Healthcare, Inc.(b). . . . . . . . . . .	891	33,288
Halozyme Therapeutics, Inc.(b). . . . . . . . . . . . . . . . .	330	6,458	Providence Service Corp. (The)(b) . . . . . . . . . . . . . .	258	15,939
Hanger, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	339	7,821	PTC Therapeutics, Inc.(b). . . . . . . . . . . . . . . . . . . . . .	80	4,387
HealthEquity, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	132	9,371	Quidel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	158	12,204
HealthStream, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	239	5,812	R1 RCM, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	435	5,342
Heska Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	2,578	RadNet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	843	17,222
Hill-Rom Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . .	552	53,020	REGENXBIO, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	139	5,560
HMS Holdings Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . .	459	10,543	Repligen Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	106	9,074
Horizon Therapeutics PLC(b). . . . . . . . . . . . . . . . . . .	1,007	34,460	Retrophin, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	157	2,433
ICON PLC (Ireland)(b) . . . . . . . . . . . . . . . . . . . . . . . . .	313	48,847	RTI Surgical Holdings, Inc.(b). . . . . . . . . . . . . . . . . . .	734	2,716
ICU Medical, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	119	23,301	Seattle Genetics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	109	12,411
IDEXX Laboratories, Inc.(b) . . . . . . . . . . . . . . . . . . . .	205	52,175	Select Medical Holdings Corp.(b). . . . . . . . . . . . . . . .	3,177	76,057
Incyte Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	459	34,613	Spectrum Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . .	304	869
Innoviva, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	561	7,557	STAAR Surgical Co.(b) . . . . . . . . . . . . . . . . . . . . . . . .	70	2,197
Inogen, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	76	3,479	Supernus Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . .	308	5,541
Inovalon Holdings, Inc., Class A(b) . . . . . . . . . . . . . .	926	18,038	Surgery Partners, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	832	13,661
Insulet Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	70	13,298	SurModics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75	2,618
Integer Holdings Corp.(b). . . . . . . . . . . . . . . . . . . . . .	301	27,141	Syneos Health, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	918	58,155
Integra LifeSciences Holdings Corp.(b) . . . . . . . . . .	429	22,351	Tabula Rasa HealthCare, Inc.(b)(c) . . . . . . . . . . . . . .	49	2,752
Intersect ENT, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	48	1,145	Tactile Systems Technology, Inc.(b) . . . . . . . . . . . . .	39	1,966
Invacare Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,152	8,732	Tandem Diabetes Care, Inc.(b) . . . . . . . . . . . . . . . . .	1	75
Ionis Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . . . . .	376	19,093	Teladoc Health, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . .	122	15,245
iRhythm Technologies, Inc.(b) . . . . . . . . . . . . . . . . . .	7	609	Teleflex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	192	64,324
Lannett Co., Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	1,770	15,399	Tivity Health, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . .	617	7,817
Lantheus Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	185	2,877	United Therapeutics Corp.(b) . . . . . . . . . . . . . . . . . .	601	61,879
LeMaitre Vascular, Inc. . . . . . . . . . . . . . . . . . . . . . . .	87	2,479	US Physical Therapy, Inc. . . . . . . . . . . . . . . . . . . . . .	68	7,087
LHC Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	163	19,798	Vanda Pharmaceuticals, Inc.(b). . . . . . . . . . . . . . . . .	254	2,802
Luminex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	408	10,102	Varex Imaging Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .	414	9,613
MacroGenics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	41	360	Varian Medical Systems, Inc.(b) . . . . . . . . . . . . . . . .	478	58,780
Magellan Health, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	933	55,989	Veeva Systems, Inc., Class A(b) . . . . . . . . . . . . . . . .	182	25,839
Masimo Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	155	25,316	Veracyte, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	247
Medpace Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	262	23,564	Vericel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51	787
Meridian Bioscience, Inc.. . . . . . . . . . . . . . . . . . . . . .	527	4,211	Vocera Communications, Inc.(b) . . . . . . . . . . . . . . . .	101	2,463
Merit Medical Systems, Inc.(b). . . . . . . . . . . . . . . . . .	270	9,723	West Pharmaceutical Services, Inc. . . . . . . . . . . . . .	379	57,062
Mesa Laboratories, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	9	2,154	Xencor, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60	1,949
Myriad Genetics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	759	13,374			2,456,064
National HealthCare Corp	185	13,729
			Industrials-23.06%
National Research Corp. . . . . . . . . . . . . . . . . . . . . . .	84	4,619
			AAON, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	165	9,077
Natus Medical, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	323	8,682
Nektar Therapeutics(b) . . . . . . . . . . . . . . . . . . . . . . .	1,097	22,829	AAR Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	694	23,978
Neogen Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	168	10,206	ABM Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	1,699	55,931
NeoGenomics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	320	9,066	Acacia Research Corp.(b). . . . . . . . . . . . . . . . . . . . . .	1,133	2,606
Neurocrine Biosciences, Inc.(b) . . . . . . . . . . . . . . . . .	93	8,807	ACCO Brands Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,924	31,431
Nevro Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	65	8,460	Advanced Disposal Services, Inc.(b) . . . . . . . . . . . . .	911	30,118

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Industrials-(continued)			Industrials-(continued)
Advanced Drainage Systems, Inc. . . . . . . . . . . . . . .	506	$21,181	DXP Enterprises, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	264	$7,495
Aegion Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,017	18,316	Dycom Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	595	17,588
Aerojet Rocketdyne Holdings, Inc.(b) . . . . . . . . . . . .	623	30,701	Echo Global Logistics, Inc.(b). . . . . . . . . . . . . . . . . . .	942	17,380
AeroVironment, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	100	5,139	Encore Wire Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	296	14,495
Air Transport Services Group, Inc.(b) . . . . . . . . . . . .	883	15,806	Energy Recovery, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	128	1,260
Alamo Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	121	13,403	Enerpac Tool Group Corp.. . . . . . . . . . . . . . . . . . . . .	639	13,655
Alaska Air Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	592	29,872	EnerSys. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	676	41,628
Albany International Corp., Class A . . . . . . . . . . . . .	225	14,416	Ennis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	420	8,442
Allegiant Travel Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	61	8,268	EnPro Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	437	23,576
Allegion PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	465	53,470	ESCO Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . .	203	18,457
Altra Industrial Motion Corp. . . . . . . . . . . . . . . . . . .	530	15,964	Evoqua Water Technologies Corp.(b) . . . . . . . . . . . .	707	14,826
AMERCO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	115	37,089	Exponent, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	204	15,025
American Woodmark Corp.(b) . . . . . . . . . . . . . . . . . .	232	19,435	Federal Signal Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	603	17,487
Apogee Enterprises, Inc. . . . . . . . . . . . . . . . . . . . . . .	524	15,820	Flowserve Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,094	43,968
Applied Industrial Technologies, Inc. . . . . . . . . . . . .	664	39,169	Forrester Research, Inc.(b) . . . . . . . . . . . . . . . . . . . .	83	2,993
ArcBest Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,152	22,821	Forward Air Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	391	23,073
Argan, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59	2,462	Foundation Building Materials, Inc.(b) . . . . . . . . . . .	454	7,082
Armstrong Flooring, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,115	2,944	Franklin Electric Co., Inc.. . . . . . . . . . . . . . . . . . . . . .	385	19,901
Armstrong World Industries, Inc. . . . . . . . . . . . . . . .	353	35,353	FTI Consulting, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	459	51,679
ASGN, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	687	34,838	Gardner Denver Holdings, Inc.(b) . . . . . . . . . . . . . . .	874	28,658
Astec Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	510	19,151	GATX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	728	52,074
Astronics Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	237	4,804	Genco Shipping & Trading Ltd. . . . . . . . . . . . . . . . . .	1,443	11,082
Atkore International Group, Inc.(b) . . . . . . . . . . . . . .	1,680	62,009	Generac Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	541	55,718
Atlas Air Worldwide Holdings, Inc.(b) . . . . . . . . . . . .	1,184	31,637	Gibraltar Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . .	382	19,356
Axon Enterprise, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	116	8,975	GMS, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,083	24,747
AZZ, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	330	12,174	Gorman-Rupp Co. (The) . . . . . . . . . . . . . . . . . . . . . .	203	6,494
Barnes Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	658	35,335	GP Strategies Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . .	367	4,081
Barrett Business Services, Inc.. . . . . . . . . . . . . . . . .	137	8,206	Graco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,004	49,517
Beacon Roofing Supply, Inc.(b) . . . . . . . . . . . . . . . . .	1,657	49,213	Granite Construction, Inc.(c) . . . . . . . . . . . . . . . . . . .	825	16,764
BMC Stock Holdings, Inc.(b). . . . . . . . . . . . . . . . . . . .	1,629	39,959	Great Lakes Dredge & Dock Corp.(b) . . . . . . . . . . . .	887	8,604
Brady Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	462	21,871	Greenbrier Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . .	1,009	24,448
Briggs & Stratton Corp.(c) . . . . . . . . . . . . . . . . . . . . .	1,716	5,440	Griffon Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,280	22,272
Brink's Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	512	40,085	H&E Equipment Services, Inc. . . . . . . . . . . . . . . . . .	654	15,539
Builders FirstSource, Inc.(b) . . . . . . . . . . . . . . . . . . .	3,714	84,345	Harsco Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	809	9,700
BWX Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . . .	644	35,317	Hawaiian Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . .	474	9,897
CAI International, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	712	17,615	Healthcare Services Group, Inc.. . . . . . . . . . . . . . . .	641	17,653
Casella Waste Systems, Inc., Class A(b) . . . . . . . . . .	199	9,642	Heartland Express, Inc. . . . . . . . . . . . . . . . . . . . . . . .	607	10,871
CBIZ, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	763	19,869	HEICO Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	286	30,845
Chart Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	195	11,099	Heidrick & Struggles International, Inc. . . . . . . . . . .	314	7,002
CIRCOR International, Inc.(b). . . . . . . . . . . . . . . . . . .	384	13,816	Helios Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . .	209	8,308
Civeo Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,872	3,360	Herc Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	856	31,398
Clean Harbors, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	630	43,798	Heritage-Crystal Clean, Inc.(b). . . . . . . . . . . . . . . . . .	152	4,002
Colfax Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,973	66,036	Herman Miller, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	917	31,398
Columbus McKinnon Corp. . . . . . . . . . . . . . . . . . . . .	338	10,508	Hexcel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	915	59,136
Comfort Systems USA, Inc. . . . . . . . . . . . . . . . . . . .	475	20,055	Hillenbrand, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	849	19,867
Commercial Vehicle Group, Inc.(b) . . . . . . . . . . . . . .	902	3,933	HNI Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	864	28,365
Copa Holdings S.A., Class A (Panama) . . . . . . . . . .	182	15,131	Hub Group, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	841	38,879
Copart, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	776	65,557	Huron Consulting Group, Inc.(b) . . . . . . . . . . . . . . . .	284	16,853
Cornerstone Building Brands, Inc.(b) . . . . . . . . . . . .	1,253	9,210	Hyster-Yale Materials Handling, Inc. . . . . . . . . . . . .	295	14,201
CoStar Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	91	60,751	ICF International, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	238	18,083
Covanta Holding Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,979	26,439	InnerWorkings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,377	7,464
CRA International, Inc. . . . . . . . . . . . . . . . . . . . . . . .	189	8,790	Insperity, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	327	21,997
Crane Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	617	41,925	Insteel Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	335	6,663
CSW Industrials, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	123	8,098	Interface, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,040	15,174
Cubic Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	233	12,685	ITT, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	851	51,188
Curtiss-Wright Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	454	54,453	JELD-WEN Holding, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,505	28,294
Deluxe Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,222	40,693	JetBlue Airways Corp.(b) . . . . . . . . . . . . . . . . . . . . . .	2,281	35,994
Donaldson Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,039	46,838	John Bean Technologies Corp.. . . . . . . . . . . . . . . . .	188	18,210
Douglas Dynamics, Inc. . . . . . . . . . . . . . . . . . . . . . . .	250	10,883	Kadant, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	116	10,535
Ducommun, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	140	6,251	Kaman Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	440	24,402

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Industrials-(continued)			Industrials-(continued)
Kelly Services, Inc., Class A . . . . . . . . . . . . . . . . . . .	1,697	$28,187	Schneider National, Inc., Class B . . . . . . . . . . . . . . .	3,224	$57,742
Kennametal, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,169	32,498	Simpson Manufacturing Co., Inc. . . . . . . . . . . . . . . .	424	33,678
Kforce, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	389	11,849	SiteOne Landscape Supply, Inc.(b) . . . . . . . . . . . . . .	253	25,110
Kimball International, Inc., Class B. . . . . . . . . . . . . .	571	9,239	SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	292	13,257
Kirby Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	660	42,075	SP Plus Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	436	15,918
Knoll, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	829	14,624	Spartan Motors, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	804	11,859
Korn Ferry . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	755	26,410	Spirit Airlines, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	282	8,023
Kratos Defense & Security Solutions, Inc.(b) . . . . . .	351	5,707	SPX Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	499	20,923
Landstar System, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	527	53,211	SPX FLOW, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	757	27,842
Lawson Products, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	80	3,200	Standex International Corp. . . . . . . . . . . . . . . . . . . .	177	11,227
LB Foster Co., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	220	3,467	Steelcase, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . .	2,200	35,684
Lennox International, Inc. . . . . . . . . . . . . . . . . . . . . .	242	55,207	Stericycle, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,285	73,798
Lincoln Electric Holdings, Inc.. . . . . . . . . . . . . . . . . .	709	58,060	Sunrun, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	441	8,529
Lindsay Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	95	9,408	Systemax, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	291	6,070
Lydall, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	465	5,538	Team, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	766	9,751
Manitowoc Co., Inc. (The)(b) . . . . . . . . . . . . . . . . . . .	222	2,768	Teledyne Technologies, Inc.(b) . . . . . . . . . . . . . . . . .	224	75,560
Marten Transport Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	566	11,060	Tennant Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	213	15,238
MasTec, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,295	63,559	Tetra Tech, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	637	51,514
Matson, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	847	28,129	Textainer Group Holdings Ltd. (China)(b) . . . . . . . .	1,057	8,720
Matthews International Corp., Class A . . . . . . . . . .	704	20,810	Thermon Group Holdings, Inc.(b) . . . . . . . . . . . . . . .	224	3,936
McGrath RentCorp . . . . . . . . . . . . . . . . . . . . . . . . . . .	257	17,849	Timken Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,156	51,835
Mercury Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	184	13,517	Titan International, Inc. . . . . . . . . . . . . . . . . . . . . . . .	2,282	5,066
Meritor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,071	46,991	Titan Machinery, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	666	6,733
Middleby Corp. (The)(b) . . . . . . . . . . . . . . . . . . . . . . .	346	38,686	Toro Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	732	52,287
Mistras Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	397	3,116	TPI Composites, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	341	8,095
Mobile Mini, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	601	23,433	TransUnion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	853	75,849
Moog, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . .	448	34,550	Trex Co., Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	213	20,373
MRC Global, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,060	17,922	TriMas Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	521	13,207
MSA Safety, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	229	27,862	TriNet Group, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	206	10,889
MSC Industrial Direct Co., Inc., Class A . . . . . . . . . .	776	47,972	Triton International Ltd. (Bermuda) . . . . . . . . . . . .	1,923	66,094
Mueller Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . .	917	25,658	Triumph Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	605	11,495
Mueller Water Products, Inc., Class A . . . . . . . . . . .	1,935	21,188	TrueBlue, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,097	16,323
MYR Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	386	9,847	Tutor Perini Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	2,069	30,001
National Presto Industries, Inc. . . . . . . . . . . . . . . . .	73	5,736	Twin Disc, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	168	1,354
Navistar International Corp.(b) . . . . . . . . . . . . . . . . .	521	18,918	UniFirst Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	248	46,081
NN, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	887	6,874	Univar Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	2,866	48,693
Nordson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	360	52,308	Universal Forest Products, Inc. . . . . . . . . . . . . . . . .	1,205	56,466
NOW, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,980	17,483	Universal Logistics Holdings, Inc.. . . . . . . . . . . . . . .	203	3,128
NV5 Global, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	59	3,158	US Ecology, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	184	7,739
Omega Flex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	1,253	Valmont Industries, Inc. . . . . . . . . . . . . . . . . . . . . . .	324	37,655
Park Aerospace Corp. . . . . . . . . . . . . . . . . . . . . . . . .	400	5,564	Veritiv Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,293	27,608
Park-Ohio Holdings Corp. . . . . . . . . . . . . . . . . . . . . .	299	7,331	Viad Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	262	13,152
Patrick Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	616	32,543	Vicor Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	78	3,373
PGT Innovations, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	596	9,041	Vivint Solar, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	184	2,068
Pitney Bowes, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,423	32,227	Wabash National Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,839	20,192
Powell Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	130	4,346	WABCO Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	509	68,766
Primoris Services Corp.. . . . . . . . . . . . . . . . . . . . . . .	1,062	20,157	Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	876	60,181
Proto Labs, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	101	8,852	Watsco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	370	58,083
Quad/Graphics, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,930	18,864	Watts Water Technologies, Inc., Class A . . . . . . . . .	321	30,145
Quanex Building Products Corp. . . . . . . . . . . . . . . .	891	14,969	Werner Enterprises, Inc. . . . . . . . . . . . . . . . . . . . . . .	842	28,291
Raven Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	261	7,493	WillScot Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	298	5,227
RBC Bearings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	122	20,885	Woodward, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	391	40,351
Regal Beloit Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	865	67,159	YRC Worldwide, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . .	5,337	11,314
Resources Connection, Inc . . . . . . . . . . . . . . . . . .	542	6,791			5,760,511
REV Group, Inc	793	6,209
			Information Technology-18.51%
Rexnord Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,215	35,429
			2U, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	172	4,044
Rollins, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	442	16,549
			3D Systems Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . .	1,097	10,049
RR Donnelley & Sons Co.. . . . . . . . . . . . . . . . . . . . . .	16,456	31,266
			8x8, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	226	4,181
Rush Enterprises, Inc., Class A. . . . . . . . . . . . . . . . .	1,440	60,365
			A10 Networks, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	258	1,731
Saia, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	359	31,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Information Technology-(continued)			Information Technology-(continued)
Acacia Communications, Inc.(b) . . . . . . . . . . . . . . . .	203	$13,908	Digimarc Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2	$40
ACI Worldwide, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	782	21,794	Diodes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	551	24,250
ADTRAN, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	607	4,883	Dolby Laboratories, Inc., Class A . . . . . . . . . . . . . . .	960	63,072
Advanced Energy Industries, Inc.(b) . . . . . . . . . . . . .	398	23,671	DSP Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	206	2,804
Advanced Micro Devices, Inc.(b) . . . . . . . . . . . . . . . .	1,832	83,319	Ebix, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	211	5,579
Agilysys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	84	2,699	Endurance International Group Holdings, Inc.(b). . .	1,770	6,602
Alarm.com Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . .	80	3,860	Enphase Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	98	4,799
Altair Engineering, Inc., Class A(b)(c) . . . . . . . . . . . .	116	4,037	Entegris, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,060	56,519
Alteryx, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . .	46	6,423	Envestnet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	211	15,926
Ambarella, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	272	16,170	EPAM Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	175	39,060
Amkor Technology, Inc.(b). . . . . . . . . . . . . . . . . . . . .	9,076	94,708	ePlus, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	180	13,637
Anixter International, Inc.(b) . . . . . . . . . . . . . . . . . . .	1,104	107,651	Euronet Worldwide, Inc.(b) . . . . . . . . . . . . . . . . . . . .	308	38,204
AppFolio, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	36	4,427	Everbridge, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	2,430
Appian Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	1,015	Exela Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . . .	945	243
Applied Optoelectronics, Inc.(b)(c) . . . . . . . . . . . . . . .	690	6,162	ExlService Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	275	20,529
Arista Networks, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	159	30,706	Extreme Networks, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	1,511	7,600
Aspen Technology, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	235	25,030	Fabrinet (Thailand)(b). . . . . . . . . . . . . . . . . . . . . . . . .	497	27,395
Autodesk, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	364	69,480	Fair Isaac Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	148	55,652
Avid Technology, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	113	835	FARO Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . . .	125	7,155
AVX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	809	17,588	FireEye, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	792	10,482
Axcelis Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . .	455	10,915	First Solar, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	892	40,827
Badger Meter, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	163	9,814	Fitbit, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . . . .	3,859	24,659
Bel Fuse, Inc., Class B . . . . . . . . . . . . . . . . . . . . . . . .	252	2,883	Five9, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67	4,893
Belden, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	874	34,899	FLIR Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,198	50,879
Benchmark Electronics, Inc. . . . . . . . . . . . . . . . . . . .	1,638	44,521	ForeScout Technologies, Inc.(b) . . . . . . . . . . . . . . . .	77	2,506
Benefitfocus, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	30	374	FormFactor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	717	16,039
Black Knight, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	887	59,172	Fortinet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	779	79,505
Blackbaud, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	235	15,933	Gartner, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	371	48,004
Blackline, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	85	5,318	Genpact Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,133	43,575
Bottomline Technologies (DE), Inc.(b) . . . . . . . . . . .	419	18,553	GoDaddy, Inc., Class A(b). . . . . . . . . . . . . . . . . . . . . .	716	50,106
Box, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	457	7,655	GTT Communications, Inc.(b)(c). . . . . . . . . . . . . . . . .	434	6,571
Brightcove, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	165	1,284	Guidewire Software, Inc.(b) . . . . . . . . . . . . . . . . . . . .	201	22,032
Brooks Automation, Inc. . . . . . . . . . . . . . . . . . . . . . .	384	13,252	Hackett Group, Inc. (The) . . . . . . . . . . . . . . . . . . . . .	262	4,035
Cabot Microelectronics Corp. . . . . . . . . . . . . . . . . . .	166	23,120	Harmonic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	837	5,139
CACI International, Inc., Class A(b) . . . . . . . . . . . . . .	313	76,691	HubSpot, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	7,716
Cadence Design Systems, Inc.(b) . . . . . . . . . . . . . . .	956	63,230	Ichor Holdings Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	547	15,819
CalAmp Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	645	6,205	II-VI, Inc.(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	690	20,486
Calix, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	427	3,843	Impinj, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	1,046
Cardtronics PLC, Class A(b). . . . . . . . . . . . . . . . . . . .	694	25,171	Infinera Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,834	19,271
Casa Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	464	1,522	Inphi Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	217	16,201
CEVA, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	177	5,029	Insight Enterprises, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	1,119	61,646
ChannelAdvisor Corp.(b) . . . . . . . . . . . . . . . . . . . . . .	165	1,571	Instructure, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	1,560
Ciena Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,414	54,368	IPG Photonics Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . .	321	40,972
Cirrus Logic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,039	71,317	Itron, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	442	33,521
Cloudera, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	859	7,645	j2 Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	421	36,766
Cognex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	796	35,454	Jack Henry & Associates, Inc.. . . . . . . . . . . . . . . . . .	360	54,626
Coherent, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	338	43,504	KBR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,240	58,150
Cohu, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	447	9,150	KEMET Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	855	22,298
CommVault Systems, Inc.(b) . . . . . . . . . . . . . . . . . . .	386	16,096	Knowles Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,089	18,099
Comtech Telecommunications Corp.. . . . . . . . . . . .	485	13,590	Kulicke & Soffa Industries, Inc. (Singapore) . . . . . .	1,211	27,647
CoreLogic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,165	52,856	Lattice Semiconductor Corp.(b) . . . . . . . . . . . . . . . .	520	9,334
Cornerstone OnDemand, Inc.(b) . . . . . . . . . . . . . . . .	192	7,878	Limelight Networks, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,156	5,832
Coupa Software, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	46	6,889	Littelfuse, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	206	32,894
Cree, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	522	23,349	LivePerson, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	89	2,355
CSG Systems International, Inc. . . . . . . . . . . . . . . . .	370	16,373	LiveRamp Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	528	18,712
CTS Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	326	8,499	Lumentum Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . .	598	46,536
Cypress Semiconductor Corp. . . . . . . . . . . . . . . . . .	4,090	94,438	MACOM Technology Solutions Holdings, Inc.(b) . . .	597	15,086
Daktronics, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	911	4,482	MagnaChip Semiconductor Corp. (South
Diebold Nixdorf, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . .	2,784	19,544	Korea)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	559	6,389
Digi International, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	378	5,005	Manhattan Associates, Inc.(b) . . . . . . . . . . . . . . . . . .	313	21,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
ManTech International Corp., Class A . . . . . . . . . . .	508	$38,049
MAXIMUS, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	595	37,497
MaxLinear, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	410	6,339
Methode Electronics, Inc. . . . . . . . . . . . . . . . . . . . . .	594	18,212
MicroStrategy, Inc., Class A(b) . . . . . . . . . . . . . . . . .	101	13,651
MKS Instruments, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	643	64,422
MobileIron, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	369	1,494
Model N, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55	1,595
MongoDB, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11	1,678
Monolithic Power Systems, Inc. . . . . . . . . . . . . . . . .	126	19,989
MTS Systems Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	235	9,433
National Instruments Corp.. . . . . . . . . . . . . . . . . . . .	870	35,044
NETGEAR, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	612	11,548
NetScout Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	2,061	52,968
New Relic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67	3,769
NIC, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	458	8,377
Novanta, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	121	10,794
Nuance Communications, Inc.(b) . . . . . . . . . . . . . . .	3,192	69,011
Nutanix, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . .	333	7,939
Okta, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	5,250
OneSpan, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	216	3,566
Onto Innovation, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	299	9,140
OSI Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	189	15,360
Paycom Software, Inc.(b). . . . . . . . . . . . . . . . . . . . . .	85	24,025
Paylocity Holding Corp.(b) . . . . . . . . . . . . . . . . . . . . .	67	8,678
PC Connection, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	712	28,957
PDF Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	262	3,836
Pegasystems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	135	12,218
Perficient, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	397	16,265
Photronics, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,740	21,663
Plantronics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	386	5,300
Plexus Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	671	44,521
Power Integrations, Inc. . . . . . . . . . . . . . . . . . . . . . .	231	20,109
Progress Software Corp.. . . . . . . . . . . . . . . . . . . . . .	466	17,377
Proofpoint, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	142	15,144
PROS Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	25	1,145
Pure Storage, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	850	12,971
Q2 Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	34	2,563
QAD, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .	95	4,660
Qualys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	136	10,904
Rapid7, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	1,713
RealPage, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	305	19,551
Ribbon Communications, Inc.(b) . . . . . . . . . . . . . . . .	1,588	5,129
RingCentral, Inc., Class A(b) . . . . . . . . . . . . . . . . . . .	76	17,917
Rogers Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	117	13,572
Rosetta Stone, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . .	50	864
SailPoint Technologies Holding, Inc.(b) . . . . . . . . . .	292	7,393
ScanSource, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	1,055	29,994
Science Applications International Corp.. . . . . . . . .	596	47,757
Semtech Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	485	19,153
Silicon Laboratories, Inc.(b) . . . . . . . . . . . . . . . . . . . .	247	21,904
SMART Global Holdings, Inc.(b) . . . . . . . . . . . . . . . . .	350	9,394
SolarEdge Technologies, Inc.(b) . . . . . . . . . . . . . . . .	274	34,173
Splunk, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	268	39,484
SPS Commerce, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	134	7,048
Square, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . .	685	57,081
Stratasys Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	681	10,896
Switch, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	464	6,654
Sykes Enterprises, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	800	25,344
Synaptics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	894	59,049
	Shares	Value
Information Technology-(continued)
Telenav, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	195	$1,163
Teradata Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,379	27,497
TiVo Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,722	35,746
Trade Desk, Inc. (The), Class A(b) . . . . . . . . . . . . . .	40	11,490
TTEC Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	158	5,914
TTM Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	3,398	44,140
Twilio, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . . .	60	6,758
Tyler Technologies, Inc.(b). . . . . . . . . . . . . . . . . . . . .	140	43,869
Ubiquiti, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	87	11,802
Ultra Clean Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . .	828	17,313
Unisys Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	852	13,232
Universal Display Corp. . . . . . . . . . . . . . . . . . . . . . . .	88	13,974
Upland Software, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	40	1,556
Varonis Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	50	4,011
Veeco Instruments, Inc.(b). . . . . . . . . . . . . . . . . . . . .	754	10,096
Verint Systems, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . .	418	22,940
VeriSign, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	338	64,136
ViaSat, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	457	26,278
Viavi Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,480	19,521
Virtusa Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	308	13,586
Vishay Intertechnology, Inc. . . . . . . . . . . . . . . . . . . .	2,860	53,482
WEX, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	186	34,827
Workday, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	248	42,966
Workiva, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24	1,026
Xperi Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	770	13,236
Yext, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52	788
Zebra Technologies Corp., Class A(b). . . . . . . . . . . .	333	70,253
Zendesk, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	113	8,962
		4,624,650
Materials-6.34%
AdvanSix, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	707	10,273
AK Steel Holding Corp.(b) . . . . . . . . . . . . . . . . . . . . .	21,263	49,118
Allegheny Technologies, Inc.(b) . . . . . . . . . . . . . . . .	2,052	35,069
American Vanguard Corp. . . . . . . . . . . . . . . . . . . . .	384	5,856
AptarGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	486	49,120
Balchem Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	160	15,114
Boise Cascade Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,755	62,267
Cabot Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,368	51,136
Carpenter Technology Corp. . . . . . . . . . . . . . . . . . .	788	28,959
Century Aluminum Co.(b) . . . . . . . . . . . . . . . . . . . . .	1,413	8,195
Chase Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	54	4,795
Clearwater Paper Corp.(b) . . . . . . . . . . . . . . . . . . . . .	1,151	31,388
Cleveland-Cliffs, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	2,774	16,117
Coeur Mining, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	4,991	20,763
Commercial Metals Co. . . . . . . . . . . . . . . . . . . . . . . .	2,974	54,305
Compass Minerals International, Inc.. . . . . . . . . . . .	510	27,821
Eagle Materials, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	529	41,754
Element Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	3,643	37,851
Ferro Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,144	13,293
Flotek Industries, Inc.(b). . . . . . . . . . . . . . . . . . . . . . .	856	1,352
Forterra, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	595	8,056
FutureFuel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	442	4,495
GCP Applied Technologies, Inc.(b) . . . . . . . . . . . . . .	237	4,614
Gold Resource Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	1,002	4,028
Graphic Packaging Holding Co.. . . . . . . . . . . . . . . . .	4,263	57,636
Greif, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,338	47,285
H.B. Fuller Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	842	33,032
Hawkins, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	201	7,186
Haynes International, Inc. . . . . . . . . . . . . . . . . . . . . .	190	4,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Materials-(continued)			Real Estate-(continued)
Hecla Mining Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,911	$39,365	EastGroup Properties, Inc. . . . . . . . . . . . . . . . . . . . .	154	$19,362
Ingevity Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	218	9,819	Empire State Realty Trust, Inc., Class A . . . . . . . . .	1,716	20,077
Innospec, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	259	22,414	Equity LifeStyle Properties, Inc.. . . . . . . . . . . . . . . .	706	48,241
Intrepid Potash, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . .	1,505	2,664	eXp World Holdings, Inc.(b)(c) . . . . . . . . . . . . . . . . . .	96	918
Kaiser Aluminum Corp. . . . . . . . . . . . . . . . . . . . . . . .	300	28,365	Extra Space Storage, Inc. . . . . . . . . . . . . . . . . . . . . .	499	50,080
Koppers Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	487	10,646	Forestar Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	130	2,326
Kraton Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	981	9,928	Franklin Street Properties Corp. . . . . . . . . . . . . . . .	1,658	11,821
LSB Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,173	2,287	GEO Group, Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . .	2,485	36,380
Materion Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	235	10,655	Healthcare Realty Trust, Inc. . . . . . . . . . . . . . . . . . .	860	29,498
Mercer International, Inc. (Germany). . . . . . . . . . . .	908	8,045	Hersha Hospitality Trust . . . . . . . . . . . . . . . . . . . . . .	934	10,769
Mesabi Trust(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	136	2,387	Highwoods Properties, Inc. . . . . . . . . . . . . . . . . . . . .	966	43,354
Minerals Technologies, Inc.. . . . . . . . . . . . . . . . . . . .	566	25,396	Howard Hughes Corp. (The)(b) . . . . . . . . . . . . . . . . .	182	19,634
Myers Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	444	6,025	JBG SMITH Properties . . . . . . . . . . . . . . . . . . . . . . . .	699	25,639
Neenah, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	263	15,194	Lamar Advertising Co., Class A . . . . . . . . . . . . . . . .	798	66,824
NewMarket Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	82	31,864	Marcus & Millichap, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	175	5,593
Olympic Steel, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	647	7,796	New Senior Investment Group, Inc. . . . . . . . . . . . . .	2,740	16,632
OMNOVA Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,083	10,949	Newmark Group, Inc., Class A . . . . . . . . . . . . . . . . .	2,890	27,599
PH Glatfelter Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,316	18,766	NexPoint Residential Trust, Inc. . . . . . . . . . . . . . . . .	180	8,010
PolyOne Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,762	43,627	Outfront Media, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	1,647	43,382
PQ Group Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	972	12,898	Pebblebrook Hotel Trust . . . . . . . . . . . . . . . . . . . . . .	907	18,330
Quaker Chemical Corp. . . . . . . . . . . . . . . . . . . . . . . .	64	10,084	Pennsylvania REIT(c) . . . . . . . . . . . . . . . . . . . . . . . . .	2,481	5,855
Rayonier Advanced Materials, Inc.. . . . . . . . . . . . . .	3,267	8,004	Piedmont Office Realty Trust, Inc., Class A . . . . . .	2,581	55,724
Royal Gold, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	467	45,052	PotlatchDeltic Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	609	22,375
Schnitzer Steel Industries, Inc., Class A . . . . . . . . .	1,136	18,721	PS Business Parks, Inc. . . . . . . . . . . . . . . . . . . . . . . .	208	30,898
Schweitzer-Mauduit International, Inc., Class A . . .	646	21,783	QTS Realty Trust, Inc., Class A . . . . . . . . . . . . . . . .	440	24,715
Scotts Miracle-Gro Co. (The) . . . . . . . . . . . . . . . . . .	479	50,769	Rayonier, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,062	28,175
Sensient Technologies Corp. . . . . . . . . . . . . . . . . . .	424	20,852	RE/MAX Holdings, Inc., Class A . . . . . . . . . . . . . . . .	178	5,189
Silgan Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,274	36,475	Redfin Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	130	3,518
Stepan Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	282	24,768	RLJ Lodging Trust . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,883	38,084
Summit Materials, Inc., Class A(b) . . . . . . . . . . . . . .	1,994	38,963	RMR Group, Inc. (The), Class A . . . . . . . . . . . . . . . .	119	4,434
SunCoke Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	2,389	11,013	Ryman Hospitality Properties, Inc.. . . . . . . . . . . . . .	417	28,986
TimkenSteel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,476	7,483	Saul Centers, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	177	7,613
Tredegar Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	785	13,392	Summit Hotel Properties, Inc. . . . . . . . . . . . . . . . . .	2,348	21,766
Trinseo S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,569	34,330	Sun Communities, Inc. . . . . . . . . . . . . . . . . . . . . . . .	270	41,278
Tronox Holdings PLC, Class A . . . . . . . . . . . . . . . . .	1,510	11,083	Sunstone Hotel Investors, Inc. . . . . . . . . . . . . . . . . .	2,779	30,430
US Concrete, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	294	7,891	Tanger Factory Outlet Centers, Inc.(c) . . . . . . . . . . .	1,516	18,162
Valvoline, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,145	41,828	UDR, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,483	66,705
Verso Corp., Class A(b) . . . . . . . . . . . . . . . . . . . . . . .	1,494	24,367	Uniti Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,264	51,377
W.R. Grace & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	474	26,809	Universal Health Realty Income Trust . . . . . . . . . . .	59	6,355
Westlake Chemical Corp.. . . . . . . . . . . . . . . . . . . . . .	740	41,344	Urban Edge Properties . . . . . . . . . . . . . . . . . . . . . . .	1,189	19,262
Worthington Industries, Inc. . . . . . . . . . . . . . . . . . . .	1,046	33,263	VICI Properties, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	2,233	55,959
			Washington Prime Group, Inc.(c) . . . . . . . . . . . . . . .	8,449	23,235
		1,583,051
			Xenia Hotels & Resorts, Inc	1,458	21,812
Real Estate-5.93%
					1,482,166
Alexander & Baldwin, Inc. . . . . . . . . . . . . . . . . . . . . .	644	12,107
			Utilities-3.41%
Alexander's, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	6,220
American Assets Trust, Inc. . . . . . . . . . . . . . . . . . . .	304	12,601	ALLETE, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	628	43,326
American Homes 4 Rent, Class A . . . . . . . . . . . . . .	1,724	44,634	American States Water Co. . . . . . . . . . . . . . . . . . . .	213	16,314
Apple Hospitality REIT, Inc.. . . . . . . . . . . . . . . . . . . .	3,096	40,465	Atlantic Power Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .	3,412	7,745
Ashford Hospitality Trust, Inc. . . . . . . . . . . . . . . . . .	6,891	14,884	Avangrid, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,028	51,081
Camden Property Trust. . . . . . . . . . . . . . . . . . . . . . .	352	37,305	Avista Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,160	54,694
CBL & Associates Properties, Inc.(c) . . . . . . . . . . . . .	35,380	18,780	Black Hills Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	705	50,901
Chatham Lodging Trust . . . . . . . . . . . . . . . . . . . . . .	578	8,057	California Water Service Group . . . . . . . . . . . . . . . .	390	18,704
Consolidated-Tomoka Land Co. . . . . . . . . . . . . . . . .	66	3,796	Chesapeake Utilities Corp. . . . . . . . . . . . . . . . . . . . .	159	13,595
CoreCivic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,957	28,983	El Paso Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	527	35,768
CoreSite Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . .	284	29,459	Hawaiian Electric Industries, Inc. . . . . . . . . . . . . . . .	1,513	64,817
Corporate Office Properties Trust . . . . . . . . . . . . . .	917	23,237	IDACORP, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	549	53,055
CubeSmart . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	907	27,455	MGE Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	284	20,261
CyrusOne, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	617	37,378	Middlesex Water Co. . . . . . . . . . . . . . . . . . . . . . . . . .	92	5,471
DiamondRock Hospitality Co. . . . . . . . . . . . . . . . . . .	2,240	20,429	National Fuel Gas Co. . . . . . . . . . . . . . . . . . . . . . . . .	954	34,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Utilities-(continued)
New Jersey Resources Corp. . . . . . . . . . . . . . . . . . .	1,033	$36,475
Northwest Natural Holding Co.. . . . . . . . . . . . . . . . .	313	20,586
NorthWestern Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	565	39,742
ONE Gas, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	577	47,395
Ormat Technologies, Inc. . . . . . . . . . . . . . . . . . . . . .	371	25,851
Otter Tail Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	420	20,416
PNM Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,055	49,669
SJW Group . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	183	11,196
South Jersey Industries, Inc. . . . . . . . . . . . . . . . . . .	1,054	28,511
Southwest Gas Holdings, Inc. . . . . . . . . . . . . . . . . . .	674	43,594
Spire, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	664	49,833
Unitil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	161	9,071
		852,997
Total Common Stocks & Other Equity Interests
(Cost $27,110,059) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		24,946,967

Shares Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.80%

Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . . .	712,588	$712,588
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . . . . .	237,409	237,528
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $950,094) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	950,116
TOTAL INVESTMENTS IN SECURITIES-103.73%
(Cost $28,075,383) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	25,912,313
OTHER ASSETS LESS LIABILITIES-(3.73)%. . . . . . . . .	. . . . . . . .	(932,920)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$24,979,393

Money Market Funds-0.06%

Invesco Premier U.S. Government Money

Portfolio, Institutional Class, 1.46%(d)
(Cost $15,230) . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,230	15,230
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-99.93%
(Cost $27,125,289) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	24,962,197

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Industrials	23.06
Information Technology	18.51

Consumer Discretionary	15.45
Health Care	9.83

Financials	6.46
Materials	6.34

Real Estate	5.93
Communication Services	4.38

Consumer Staples	4.12
Utilities	3.41

Energy	2.38
Money Market Funds Plus Other Assets
Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

(This Page Intentionally Left Blank)

47

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

			Invesco
		Invesco	RAFITM	Invesco
		RAFITM	Strategic	RAFITM
	Invesco	Strategic	Developed	Strategic
	Defensive	Developed	ex-US Small	Emerging
	Equity	ex-US	Company	Markets
	ETF (DEF)	ETF (ISDX)	ETF (ISDS)	ETF (ISEM)
Assets:
Unaffiliated investments in securities, at value(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$279,721,890	$225,443,587	$13,739,037	$24,582,729
Affiliated investments in securities, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	4,648,955	591,623	189,433
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Foreign currencies, at value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	457	524,588
Receivable for:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	411,359	692,064	37,576	12,641
Securities lending . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	72	2,688	877	297
Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	2	4	8
Foreign tax reclaims . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,497	68,574	836	251

Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	280,136,818	230,855,870	14,370,410	25,309,947
Liabilities:
Due to custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,607	-	-	515,082
Due to foreign custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	190,886	-	-
Payable for:
Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	2	-
Collateral upon return of securities loaned . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	4,161,797	583,064	189,428
Accrued unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	45,546	4,245	7,380
Accrued advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	120,471	-	-	-
Accrued trustees' and officer's fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,478	-	-	-
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	118,372	4,309	3,073	3,016

Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	251,928	4,402,538	590,384	714,906
Net Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$279,884,890	$226,453,332	$13,780,026	$24,595,041
Net assets consist of:

Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$293,108,404	$245,569,528	$15,691,293	$27,382,753
Distributable earnings (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(13,223,514)	(19,116,196)	(1,911,267)	(2,787,712)
Net Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$279,884,890	$226,453,332	$13,780,026	$24,595,041

Shares outstanding (unlimited amount authorized, $0.01 par value). . . . . . . . . . . . . . .	5,400,000	9,800,001	650,001	1,050,001
Net asset value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$51.83	$23.11	$21.20	$23.42

Market price. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$51.11	$22.94	$21.05	$23.32

Unaffiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$276,194,607	$244,004,376	$15,382,847	$27,315,347

Affiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$-	$4,648,852	$591,606	$189,428

Foreign currencies (due to foreign custodian), at cost. . . . . . . . . . . . . . . . . . . . . . . . . . .	$-	$(192,863)	$458	$553,139
(a)Includes securities on loan with an aggregate value of: . . . . . . . . . . . . . . . . . . . . . . . .
	$-	$3,884,707	$527,277	$178,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco
RAFITM
Invesco	Strategic
RAFITM	US Small
Strategic US	Company
ETF (IUS)	ETF (IUSS)
$120,131,213	$24,946,967
601,993	965,346
84	-
-	-
302,205	23,989
1,258	1,170
-	-
-	-
121,036,753	25,937,472
-	-
-	-
-	-
501,384	950,094
20,324	5,031
-	-
-	-
2,968	2,954

524,676	958,079

$120,512,077	$24,979,393

$124,138,730	$27,404,541
(3,626,653)	(2,425,148)

$120,512,077	$24,979,393

4,850,001	1,150,001
$24.85	$21.72

$24.51	$21.50

$124,254,922	$27,110,059

$601,981	$965,324

$-	$-

$492,251	$908,911

49

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

			Invesco
		Invesco	RAFITM	Invesco
		RAFITM	Strategic	RAFITM
	Invesco	Strategic	Developed	Strategic
	Defensive	Developed	ex-US Small	Emerging
	Equity	ex-US	Company	Markets
	ETF (DEF)	ETF (ISDX)	ETF (ISDS)	ETF (ISEM)
Investment income:
Unaffiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,658,492	$ 3,031,763	$ 195,779	$ 270,292
Affiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,050	2,830	143	-
Securities lending income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,747	50,522	6,019	1,293
Foreign withholding tax. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(72)	(273,553)	(18,122)	(21,882)

Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,666,217	2,811,562	183,819	249,703
Expenses:
Unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	284,931	26,784	46,588
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	688,662	-	-	-
Accounting & administration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,136	-	-	-
Custodian & transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(11,689)	-	-	-
Trustees' and officer's fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,349	-	-	-
Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,733	-	-	-

Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	725,191	284,931	26,784	46,588

Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(246)	(323)	(16)	-

Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	724,945	284,608	26,768	46,588

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,941,272	2,526,954	157,051	203,115
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,993,253)	(3,494)	18,225	4,087
In-kind redemptions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,353,401	-	-	-
Foreign currencies. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	5,306	(281)	(213)

Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,360,148	1,812	17,944	3,874
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(20,393,876)	(7,765,754)	(559,000)	(537,153)
Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	103	16	5
Foreign currencies. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	(4,807)	(695)	(4,955)

Change in net unrealized appreciation (depreciation). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(20,393,876)	(7,770,458)	(559,679)	(542,103)

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(8,033,728)	(7,768,646)	(541,735)	(538,229)

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . . .	$(6,092,456)	$(5,241,692)	$(384,684)	$(335,114)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco
RAFITM
Invesco	Strategic
RAFITM	US Small
Strategic US	Company
ETF (IUS)	ETF (IUSS)
$1,433,095	$ 179,628
903	157
12,086	8,721
-	-

1,446,084	188,506

121,407	30,380
-	-
-	-
-	-
-	-
-	-

121,407	30,380

(95)(16)

121,312               30,364

1,324,772             158,142

14,159	(180,363)
-	-
-	-

14,159	(180,363)

(812,277)          (810,344)

1215

--

(812,265)          (810,329)

(798,106)          (990,692)

$ 526,666	$(832,550)

51

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

					Invesco
			Invesco		RAFITM
			RAFITM		Strategic
			Strategic		Developed
			Developed		ex-US Small
	Invesco Defensive		ex-US ETF		Company
	Equity ETF (DEF)		(ISDX)		ETF (ISDS)
	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019(a)	2020	2019(a)
Operations:
Net investment income. . . . . . . . . . . . . . . . . . . . . . .	$1,941,272	$2,863,554	$2,526,954	$1,892,193	$157,051	$119,735
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .	12,360,148	9,361,941	1,812	483,937	17,944	(181,229)
Change in net unrealized appreciation
(depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(20,393,876)	8,136,260	(7,770,458)	(10,797,726)	(559,679)	(1,084,796)
Net increase (decrease) in net assets resulting
from operations. . . . . . . . . . . . . . . . . . . . . . . . .	(6,092,456)	20,361,755	(5,241,692)	(8,421,596)	(384,684)	(1,146,290)
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . .	(3,269,976)	(2,420,678)	(3,250,758)	(931,891)	(165,542)	(82,440)
Shareholder Transactions:
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . .	160,570,505	106,139,116	-	263,078,604	-	16,721,600
Value of shares repurchased . . . . . . . . . . . . . . . . . .	(116,375,609)	(69,498,464)	-	(18,779,335)	-	(1,162,618)
Net increase in net assets resulting from share
transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44,194,896	36,640,652	-	244,299,269	-	15,558,982

Net increase (decrease) in net assets . . . . . . . . .	34,832,464	54,581,729	(8,492,450)	234,945,782	(550,226)	14,330,252
Net assets:
Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .	245,052,426	190,470,697	234,945,782	-	14,330,252	-

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$279,884,890	$245,052,426	$226,453,332	$234,945,782	$13,780,026	$14,330,252
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,900,000	2,100,000	-	10,550,001	-	700,001
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . .	(2,100,000)	(1,350,000)	-	(750,000)	-	(50,000)
Shares outstanding, beginning of period . . . . . . . .	4,600,000	3,850,000	9,800,001	-	650,001	-

Shares outstanding, end of period . . . . . . . . . . . . .	5,400,000	4,600,000	9,800,001	9,800,001	650,001	650,001

(a)For the period September 10, 2018 (commencement of investment operations) through August 31, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco				Invesco
RAFITM				RAFITM
Strategic		Invesco		Strategic
Emerging		RAFITM		US Small
Markets ETF		Strategic US		Company
(ISEM)		ETF (IUS)		ETF (IUSS)
Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
2020	2019(a)	2020	2019(a)	2020	2019(a)
$203,115	$310,365	$1,324,772	$462,355	$158,142	$58,011
3,874	114,983	14,159	42,736	(180,363)	(49,025)
(542,103)	(2,220,137)	(812,265)	(3,311,432)	(810,329)	(1,352,741)

(335,114)	(1,794,789)	526,666	(2,806,341)	(832,550)	(1,343,755)

(355,667)	(96,385)	(1,218,498)	(45,627)	(153,538)	(20,217)

-	28,477,720	4,015,876	121,308,962	1,241,206	27,249,068
-	(1,300,724)	-	(1,268,961)	-	(1,160,821)

-	27,176,996	4,015,876	120,040,001	1,241,206	26,088,247

(690,781)	25,285,822	3,324,044	117,188,033	255,118	24,724,275

25,285,822	-	117,188,033	-	24,724,275	-

$24,595,041	$25,285,822	$120,512,077	$117,188,033	$24,979,393	$24,724,275

-	1,100,001	150,000	4,750,001	50,000	1,150,001
-	(50,000)	-	(50,000)	-	(50,000)
1,050,001	-	4,700,001	-	1,100,001	-

1,050,001	1,050,001	4,850,001	4,700,001	1,150,001	1,100,001

53

Financial Highlights

Invesco Defensive Equity ETF (DEF)

	Six Months Ended
	February 29,		Years Ended August 31,
	2020
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . .	$53.27	$49.47	$43.25	$39.08	$35.61	$38.95
Net investment income(a). . . . . . . . . . . . . . . . . . . . . . . . .
	0.39	0.68	0.58	0.67	1.14	1.17
Net realized and unrealized gain (loss) on investments . . . .	(1.18)	3.73	6.40	4.35	3.48	(3.55)

Total from investment operations. . . . . . . . . . . . . . . . . . . .	(0.79)	4.41	6.98	5.02	4.62	(2.38)
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.65)	(0.61)	(0.76)	(0.85)	(1.15)	(0.96)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . .	$51.83	$53.27	$49.47	$43.25	$39.08	$35.61

Market price at end of period . . . . . . . . . . . . . . . . . . . . . . . . .	$51.11	$53.30(b)	$49.53(b)	$43.25	$39.00	$35.66
Net Asset Value Total Return(c) . . . . . . . . . . . . . . . . . . . .
	(1.57)%	9.27%	16.25%	13.08%	13.37%	(6.24)%
Market Price Total Return(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2.99)%	9.20%	16.39%
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . .	$279,885	$245,052	$190,471	$175,171	$168,040	$197,662
Ratio to average net assets of:	0.53%(d)	0.55%	0.59%	0.61%	0.65%	0.65%
Expenses, after Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers. . . . . . . . . . . . . . . . . . . . . . . . . .	0.53%(d)	0.55%	0.59%	0.63%	0.74%	0.72%
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.41%(d)	1.37%	1.25%	1.67%	3.12%	3.07%
Portfolio turnover rate(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60%	145%	136%	194%	92%	96%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights—(continued)

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)

		For the Period
	Six Months Ended	September 10, 2018(a)
	February 29,	Through
	2020	August 31,
	(Unaudited)	2019
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$23.97	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	0.26	0.70
Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.79)	(1.24)

Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.53)	(0.54)
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.33)	(0.49)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$23.11	$23.97
Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$22.94	$23.94

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2.33)%	(2.10)%(e)
Market Price Total Return(d). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2.92)%	(2.22)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$226,453	$234,946
Ratio to average net assets of:	0.23%(f)	0.24%(g)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.04%(f)	2.97%(g)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1%	47%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (2.10)%. The market price total return from Fund Inception to August 31, 2019 was (2.22)%.

(f)Annualized.

(g)Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights—(continued)

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)

		For the Period
	Six Months Ended	September 10, 2018(a)
	February 29,	Through
	2020	August 31,
	(Unaudited)	2019
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$22.05	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	0.24	0.41
Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.84)	(3.07)

Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.60)	(2.66)
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.25)	(0.29)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$21.20	$22.05
Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$21.05	$22.05

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2.82)%	(10.63)%(e)
Market Price Total Return(d). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3.51)%	(10.62)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$13,780	$14,330
Ratio to average net assets of:	0.35%(f)	0.39%(g)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.05%(f)	1.85%(g)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2%	72%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (10.27)%. The market price total return from Fund Inception to August 31, 2019 was (10.62)%.

(f)Annualized.

(g)Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.05%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights—(continued)

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)

		For the Period
	Six Months Ended	September 10, 2018(a)
	February 29,	Through
	2020	August 31,
	(Unaudited)	2019
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$24.08	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	0.19	1.06
Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.51)	(1.60)

Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.32)	(0.54)
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.34)	(0.38)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$23.42	$24.08
Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$23.32	$24.09

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1.43)%	(2.22)%(e)
Market Price Total Return(d). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1.89)%	(2.19)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$24,595	$25,286
Ratio to average net assets of:	0.35%(f)	0.39%(g)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.53%(f)	4.35%(g)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%	22%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (1.95)%. The market price total return from Fund Inception to August 31, 2019 was (2.19)%.

(f)Annualized.

(g)Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.04%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights—(continued)

Invesco RAFITM Strategic US ETF (IUS)

		For the Period
	Six Months Ended	September 10, 2018(a)
	February 29,	Through
	2020	August 31,
	(Unaudited)	2019
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$24.93	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	0.28	0.58
Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.10)	(0.26)

Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.18	0.32
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.26)	(0.39)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$24.85	$24.93
Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$24.51	$24.94

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.64%	1.45%(e)
Market Price Total Return(d). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.78)%	1.50%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$120,512	$117,188
Ratio to average net assets of:	0.19%(f)	0.20%(g)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.07%(f)	2.41%(g)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1%	8%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was 0.92%. The market price total return from Fund Inception to August 31, 2019 was 0.97%.

(f)Annualized.

(g)Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Financial Highlights—(continued)

Invesco RAFITM Strategic US Small Company ETF (IUSS)

		For the Period
	Six Months Ended	September 10, 2018(a)
	February 29,	Through
	2020	August 31,
	(Unaudited)	2019
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$22.48	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	0.14	0.23
Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.76)	(2.55)

Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.62)	(2.32)
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.14)	(0.20)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$21.72	$22.48
Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$21.50	$22.48

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2.82)%	(9.20)%(e)
Market Price Total Return(d). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3.80)%	(9.20)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$24,979	$24,724
Ratio to average net assets of:	0.23%(f)	0.28%(g)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.20%(f)	1.05%(g)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4%	20%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (9.34)%. The market price total return from Fund Inception to August 31, 2019 was (9.31)%.

(f)Annualized.

(g)Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.05%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 29, 2020 (Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the "Trust") was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This report includes the following portfolios:

Full Name	Short Name

Invesco Defensive Equity ETF (DEF)	"Defensive Equity ETF"
Invesco RAFITM Strategic Developed ex-US ETF (ISDX)	"RAFITM Strategic Developed ex-US ETF"
Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)	"RAFITM Strategic Developed ex-US Small Company ETF"
Invesco RAFITM Strategic Emerging Markets ETF (ISEM)	"RAFITM Strategic Emerging Markets ETF"
Invesco RAFITM Strategic US ETF (IUS)	"RAFITM Strategic US ETF"
Invesco RAFITM Strategic US Small Company ETF (IUSS)	"RAFITM Strategic US Small Company ETF"

Each portfolio (each, a "Fund", and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on The Nasdaq Stock Market, except for Shares of Defensive Equity ETF, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):

Fund	Underlying Index

Defensive Equity ETF	Invesco Defensive Equity Index
RAFITM Strategic Developed ex-US ETF	Invesco Strategic Developed ex-US Index
RAFITM Strategic Developed ex-US Small Company ETF	Invesco Strategic Developed ex-US Small Company Index
RAFITM Strategic Emerging Markets ETF	Invesco Strategic Emerging Markets Index
RAFITM Strategic US ETF	Invesco Strategic US Index
RAFITM Strategic US Small Company ETF	Invesco Strategic US Small Company Index

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

60

Investment companies are valued using such company's NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts') prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants ("APs") may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to each Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

61

China Exposure Risk. For certain Funds, the value of securities of companies that derive the majority of their revenues from China is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment. The Chinese central government historically has exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Actions of the Chinese government authorities continue to have a substantial effect on economic conditions in China. It is difficult for non-Chinese investors to directly access securities in China because of investment and trading restrictions. These limitations and restrictions may impact the availability, liquidity, and pricing of certain securities.

Currency Risk. Because each Fund's NAV is determined in U.S. dollars, a Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund's overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. For certain Funds, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As certain Funds will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund's returns.

Geographic Concentration Risk. A natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund's investments in the affected country or region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund

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rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to each Fund's rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund's NAV.

Non-Correlation Risk. Each Fund's return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund's shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

REIT Risk. REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. In addition to the risks pertaining to real estate investments more generally, such as declining property values or rising interest rates, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT's shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and a REIT's shareholders will incur a proportionate share of those expenses.

Small-and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.Investment Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the

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determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's NAV and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund's Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.Dividends and Distributions to Shareholders - Each Fund (except Defensive Equity ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Defensive Equity ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal year or period-end.

F.Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

Each Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses - Expenses of the Trust that are excluded from a Fund's unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund's unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except Defensive Equity ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of each Fund (except Defensive Equity ETF), including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

Defensive Equity ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Adviser (the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates

64

and assumptions related to taxation. Actual results could differ from these estimates. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications - Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.Securities Lending - Each Fund may participate in securities lending and loan portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund's investments, managing each Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, Defensive Equity ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of its average daily net assets. The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Defensive Equity ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expense, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") through at least August 31, 2021.

Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of Net Assets)

RAFITM Strategic Developed ex-US ETF	0.23%
RAFITM Strategic Developed ex-US Small Company ETF	0.35%
RAFITM Strategic Emerging Markets ETF	0.35%
RAFITM Strategic US ETF	0.19%
RAFITM Strategic US Small Company ETF	0.23%

Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund's

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investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six-month period ended February 29, 2020, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Defensive Equity ETF	$246
RAFITM Strategic Developed ex-US ETF	323
RAFITM Strategic Developed ex-US Small Company ETF	16
RAFITM Strategic Emerging Markets ETF	-
RAFITM Strategic US ETF	95
RAFITM Strategic US Small Company ETF	16

The offering costs excluded from the Expense Cap for the Defensive Equity ETF, as applicable, are: (a) initial legal fees pertaining to the Fund's Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.

The fees waived and/or expenses borne by the Adviser for Defensive Equity ETF pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. For the six-month period ended February 29, 2020, there were no amounts available for potential recapture by the Adviser.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the "Licensor").

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of February 29, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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	Level 1	Level 2	Level 3	Total
RAFITM Strategic Developed ex-US ETF
Investments in Securities

Common Stocks & Other Equity Interests	$61,131,656	$164,311,931	$0	$225,443,587
Money Market Funds	4,648,955	-	-	4,648,955

Total Investments	$65,780,611	$164,311,931	$0	$230,092,542
RAFITM Strategic Developed ex-US Small Company ETF

Investments in Securities
Common Stocks & Other Equity Interests	$13,736,965	$2,072	$0	$13,739,037

Money Market Funds	591,623	-	-	591,623

Total Investments	$14,328,588	$2,072	$0	$14,330,660

RAFITM Strategic Emerging Markets ETF
Investments in Securities

Common Stocks & Other Equity Interests	$24,582,729	$-	$0	$24,582,729
Money Market Funds	189,433	-	-	189,433

Total Investments	$24,772,162	$-	$0	$24,772,162

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2019, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Defensive Equity ETF	$29,252,953	$-	$29,252,953
RAFITM Strategic Developed ex-US ETF	702,238	-	702,238
RAFITM Strategic Developed ex-US Small Company ETF	307,977	-	307,977
RAFITM Strategic Emerging Markets ETF	40,654	-	40,654
RAFITM Strategic US ETF	37,038	-	37,038
RAFITM Strategic US Small Company ETF	119,143	-	119,143

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Defensive Equity ETF	$162,972,045	$164,335,770
RAFITM Strategic Developed ex-US ETF	2,300,182	3,155,661
RAFITM Strategic Developed ex-US Small Company ETF	237,496	243,224
RAFITM Strategic Emerging Markets ETF	33,610	127,630
RAFITM Strategic US ETF	1,463,201	1,419,638
RAFITM Strategic US Small Company ETF	1,031,168	1,024,924

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For the six-month period ended February 29, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered

Defensive Equity ETF	$160,139,342	$115,809,844
RAFITM Strategic Developed ex-US ETF	-	-
RAFITM Strategic Developed ex-US Small Company ETF	-	-
RAFITM Strategic Emerging Markets ETF	-	-
RAFITM Strategic US ETF	4,005,012	-
RAFITM Strategic US Small Company ETF	1,237,981	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 29, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

Defensive Equity ETF	$16,394,095	$(13,288,761)	$ 3,105,334	$276,616,556
RAFITM Strategic Developed ex-US ETF	9,908,351	(28,563,345)	(18,654,994)	248,747,536
RAFITM Strategic Developed ex-US Small Company ETF	793,612	(2,452,540)	(1,658,928)	15,989,588
RAFITM Strategic Emerging Markets ETF	1,295,143	(4,040,956)	(2,745,813)	27,517,975
RAFITM Strategic US ETF	6,727,417	(10,854,193)	(4,126,776)	124,859,982
RAFITM Strategic US Small Company ETF	1,477,170	(3,645,211)	(2,168,041)	28,080,354

NOTE 7—Trustees' and Officer's Fees

Trustees' and Officer's Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund's unitary management fee, pays for such compensation for each Fund (except Defensive Equity ETF). The Trustee who is an "interested person" of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of their compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8—Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund's Shares are disclosed in detail in the Statements of Changes in Net Assets.

68

NOTE 9—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds' investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

69

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust (excluding Invesco Defensive Equity ETF), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses and other extraordinary expenses. As a shareholder of Invesco Defensive Equity ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco Defensive Equity ETF (DEF)
Actual	$1,000.00	$ 984.30	0.53%	$2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.53	2.66
Invesco RAFITM Strategic Developed ex-US ETF (ISDX)
Actual	1,000.00	976.70	0.23	1.13
Hypothetical (5% return before expenses)	1,000.00	1,023.72	0.23	1.16

Invesco RAFITM Strategic Developed ex-US Small Company ETF
(ISDS)
Actual	1,000.00	971.80	0.35	1.72
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
Invesco RAFITM Strategic Emerging Markets ETF (ISEM)
Actual	1,000.00	985.70	0.35	1.73
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

Invesco RAFITM Strategic US ETF (IUS)
Actual	1,000.00	1,006.40	0.19	0.95
Hypothetical (5% return before expenses)	1,000.00	1,023.92	0.19	0.96

70

Calculating your ongoing Fund expenses—(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco RAFITM Strategic US Small Company ETF (IUSS)
Actual	$1,000.00	$ 971.80	0.23%	$1.13
Hypothetical (5% return before expenses)	1,000.00	1,023.72	0.23	1.16

(1)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

71

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Proxy Voting Policies and Procedures

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust's Forms N-PORT are available on the Commission's website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SIFT-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 29, 2020

IIGD Invesco Investment Grade Defensive ETF

IIGV Invesco Investment Grade Value ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Investment Grade Defensive ETF (IIGD)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.15%
Aerospace & Defense-2.97%
General Dynamics Corp., 2.25%, 11/15/2022 . . .	$700,000	$716,693
Precision Castparts Corp., 2.50%, 01/15/2023 . .	720,000	745,253
Raytheon Co., 2.50%, 12/15/2022 . . . . . . . . . . . .	700,000	720,281
		2,182,227
Air Freight & Logistics-0.98%
United Parcel Service, Inc., 2.45%, 10/01/2022 .	700,000	718,184
Banks-16.67%
Bank of America Corp., 3.30%, 01/11/2023. . . . .	660,000	692,760
Citibank N.A., 3.65%, 01/23/2024 . . . . . . . . . . . . .	700,000	752,039
Comerica, Inc., 3.70%, 07/31/2023. . . . . . . . . . . .	682,000	732,931
Huntington National Bank (The), 3.55%,
10/06/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	650,000	697,892
JPMorgan Chase & Co., 3.25%, 09/23/2022 . . . .	300,000	312,881
KeyBank N.A., 2.30%, 09/14/2022 . . . . . . . . . . . .	700,000	715,484
Manufacturers and Traders Trust Co., 2.90%,
02/06/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	646,000	686,446
PNC Financial Services Group, Inc. (The), 3.30%,
03/08/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	600,000	620,626
Regions Financial Corp., 2.75%, 08/14/2022 . . . .	674,000	692,593
Truist Bank
2.80%, 05/17/2022 . . . . . . . . . . . . . . . . . . . . . . .	630,000	647,544
2.45%, 08/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	700,000	715,829
2.15%, 12/06/2024 . . . . . . . . . . . . . . . . . . . . . . .	700,000	717,205
Truist Financial Corp., 3.05%, 06/20/2022 . . . . . .	580,000	599,382
U.S. Bancorp, Series V, 2.38%, 07/22/2026. . . . .	674,000	706,096
U.S. Bank N.A.
3.40%, 07/24/2023 . . . . . . . . . . . . . . . . . . . . . . .	700,000	744,896
2.05%, 01/21/2025 . . . . . . . . . . . . . . . . . . . . . . .	700,000	716,897
Wells Fargo & Co., 2.63%, 07/22/2022 . . . . . . . . .	630,000	646,081
Wells Fargo Bank N.A., 3.55%, 08/14/2023 . . . . .	800,000	853,503
		12,251,085
Beverages-1.03%
Coca-Cola Co. (The), 2.88%, 10/27/2025 . . . . . . .	700,000	756,614
Biotechnology-0.53%
Amgen, Inc., 2.65%, 05/11/2022. . . . . . . . . . . . . .	384,000	392,875
Capital Markets-8.81%
Ameriprise Financial, Inc., 4.00%, 10/15/2023 . .	705,000	765,236
Bank of New York Mellon Corp. (The)
1.95%, 08/23/2022 . . . . . . . . . . . . . . . . . . . . . . .	800,000	812,510
2.20%, 08/16/2023 . . . . . . . . . . . . . . . . . . . . . . .	600,000	615,224
BlackRock, Inc., 3.50%, 03/18/2024 . . . . . . . . . . .	600,000	648,040
Charles Schwab Corp. (The), 2.65%,
01/25/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	700,000	729,222
CME Group, Inc., 3.00%, 09/15/2022 . . . . . . . . . .	700,000	730,488
Goldman Sachs Group, Inc. (The), 3.00%,
04/26/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	700,000	711,637
Morgan Stanley, 2.75%, 05/19/2022. . . . . . . . . . .	700,000	719,868
State Street Corp., 3.55%, 08/18/2025 . . . . . . . .	670,000	738,568
		6,470,793
Commercial Services & Supplies-0.49%
ERAC USA Finance LLC, 2.70%, 11/01/2023(b) . .	350,000	362,378
Communications Equipment-0.97%
Cisco Systems, Inc., 2.50%, 09/20/2026 . . . . . . .	674,000	712,524
	Principal
	Amount	Value
Consumer Finance-2.01%
American Express Co., 2.50%, 08/01/2022 . . . . .	$750,000	$ 765,722
Capital One N.A., 2.15%, 09/06/2022 . . . . . . . . . .	700,000	708,505
		1,474,227
Diversified Financial Services-2.27%
Berkshire Hathaway Finance Corp., 3.00%,
05/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	206,906
Berkshire Hathaway, Inc., 3.13%, 03/15/2026. . .	700,000	758,740
Nuveen LLC, 4.00%, 11/01/2028(b). . . . . . . . . . . .	600,000	704,184
		1,669,830
Electric Utilities-4.10%
Eversource Energy, Series K, 2.75%,
03/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	700,000	717,686
Florida Power & Light Co., 3.13%, 12/01/2025 . .	700,000	761,295
Georgia Power Co., Series A, 2.10%,
07/30/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	772,000	786,579
Southern California Edison Co., Series C, 3.50%,
10/01/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	700,000	747,410
		3,012,970
Energy Equipment & Services-0.98%
Schlumberger Investment S.A., 3.65%,
12/01/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	674,000	719,663
Equity REITs-3.05%
Boston Properties L.P., 3.85%, 02/01/2023. . . . .	772,000	820,550
Prologis L.P., 4.25%, 08/15/2023 . . . . . . . . . . . . .	660,000	718,794
Realty Income Corp., 3.25%, 10/15/2022 . . . . . .	670,000	701,143
		2,240,487
Food & Staples Retailing-1.95%
Costco Wholesale Corp., 2.75%, 05/18/2024 . . . .	650,000	687,639
Walmart, Inc., 3.40%, 06/26/2023. . . . . . . . . . . . .	700,000	748,252
		1,435,891
Food Products-1.06%
Mars, Inc., 2.70%, 04/01/2025(b) . . . . . . . . . . . . . .	732,000	777,636
Health Care Equipment & Supplies-1.76%
Covidien International Finance S.A., 3.20%,
06/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	580,000	601,017
Medtronic, Inc., 3.50%, 03/15/2025 . . . . . . . . . . .	630,000	691,479
		1,292,496
Health Care Providers & Services-1.02%
UnitedHealth Group, Inc., 3.75%, 07/15/2025 . . .	676,000	749,717
Household Durables-0.81%
NVR, Inc., 3.95%, 09/15/2022 . . . . . . . . . . . . . . . .	560,000	592,495
Household Products-1.97%
Clorox Co. (The), 3.05%, 09/15/2022 . . . . . . . . . .	700,000	726,100
Procter & Gamble Co. (The), 2.15%,
08/11/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	700,000	718,457
		1,444,557
Industrial Conglomerates-1.96%
General Electric Co.
2.70%, 10/09/2022 . . . . . . . . . . . . . . . . . . . . . . .	700,000	715,571
3.10%, 01/09/2023 . . . . . . . . . . . . . . . . . . . . . . .	700,000	726,416
		1,441,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Investment Grade Defensive ETF (IIGD)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Insurance-10.13%
American International Group, Inc., 4.88%,
06/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$660,000	$ 703,632
Athene Global Funding, 3.00%, 07/01/2022(b) . . .	682,000	705,440
Five Corners Funding Trust, 4.42%,
11/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	728,000	800,047
MassMutual Global Funding II, 2.75%,
06/22/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	700,000	735,617
MetLife, Inc., Series D, 4.37%, 09/15/2023 . . . . .	662,000	732,114
Metropolitan Life Global Funding I, 1.95%,
01/13/2023(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	700,000	710,222
New York Life Global Funding, 2.88%,
04/10/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	732,000	772,589
Nuveen Finance LLC, 4.13%, 11/01/2024(b) . . . .	650,000	724,892
Principal Life Global Funding II, 3.00%,
04/18/2026(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	750,000	801,614
Prudential Financial, Inc., 3.50%, 05/15/2024 . . .	700,000	755,132
		7,441,299
Interactive Media & Services-0.99%
Alphabet, Inc., 2.00%, 08/15/2026 . . . . . . . . . . . .	700,000	724,748
Internet & Direct Marketing Retail-1.03%
eBay, Inc., 2.60%, 07/15/2022. . . . . . . . . . . . . . . .	742,000	758,853
IT Services-2.85%
Automatic Data Processing, Inc., 3.38%,
09/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	700,000	772,210
Mastercard, Inc., 3.38%, 04/01/2024 . . . . . . . . . .	550,000	596,254
Visa, Inc., 3.15%, 12/14/2025 . . . . . . . . . . . . . . . .	668,000	726,067
		2,094,531
Machinery-6.32%
Caterpillar Financial Services Corp., 2.15%,
11/08/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	480,000	492,513
Caterpillar, Inc., 3.40%, 05/15/2024 . . . . . . . . . . .	604,000	648,813
Deere & Co., 2.60%, 06/08/2022 . . . . . . . . . . . . . .	700,000	714,981
Eaton Corp., 2.75%, 11/02/2022. . . . . . . . . . . . . .	674,000	698,631
Illinois Tool Works, Inc., 2.65%, 11/15/2026 . . . .	674,000	725,752
John Deere Capital Corp., 2.80%, 03/06/2023 . .	688,000	719,512
Stanley Black & Decker, Inc., 2.90%,
11/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	620,000	644,752
		4,644,954
Media-1.81%
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	526,000	638,938
NBCUniversal Media LLC, 2.88%, 01/15/2023 . . .	660,000	689,820
		1,328,758
Metals & Mining-1.01%
Nucor Corp., 4.13%, 09/15/2022. . . . . . . . . . . . . .	700,000	741,432
Multiline Retail-1.05%
Target Corp., 3.50%, 07/01/2024 . . . . . . . . . . . . .	700,000	768,906

Oil, Gas & Consumable Fuels-3.78%

	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EOG Resources, Inc., 2.63%, 03/15/2023 . . . . . . .	$638,000	$657,011
Exxon Mobil Corp., 3.04%, 03/01/2026. . . . . . . . .	630,000	676,355
Phillips 66, 4.30%, 04/01/2022 . . . . . . . . . . . . . . .	670,000	705,318
		2,773,450
Paper & Forest Products-0.58%
Georgia-Pacific LLC, 3.73%, 07/15/2023(b). . . . . .	400,000	427,069
Pharmaceuticals-2.92%
Johnson & Johnson, 2.45%, 03/01/2026 . . . . . . .	580,000	610,774
Merck & Co., Inc., 2.75%, 02/10/2025. . . . . . . . . .	700,000	737,925
Pfizer, Inc., 3.00%, 12/15/2026. . . . . . . . . . . . . . .	732,000	797,739
		2,146,438
Road & Rail-2.05%
Burlington Northern Santa Fe LLC, 3.85%,
09/01/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	700,000	755,951
Norfolk Southern Corp., 3.00%, 04/01/2022 . . . .	732,000	752,632
		1,508,583
Semiconductors & Semiconductor Equipment-2.01%
Intel Corp., 3.70%, 07/29/2025 . . . . . . . . . . . . . . .	682,000	753,419
QUALCOMM, Inc., 3.00%, 05/20/2022 . . . . . . . . .	698,000	723,327
		1,476,746
Software-3.19%
IBM Credit LLC, 3.00%, 02/06/2023 . . . . . . . . . . .	852,000	890,957
Microsoft Corp., 2.40%, 08/08/2026 . . . . . . . . . . .	702,000	739,150
Oracle Corp., 2.65%, 07/15/2026 . . . . . . . . . . . . .	674,000	712,289
		2,342,396
Specialty Retail-1.08%
TJX Cos., Inc. (The), 2.25%, 09/15/2026 . . . . . . .	772,000	795,306
Technology Hardware, Storage & Peripherals-0.98%
Apple, Inc., 2.40%, 05/03/2023 . . . . . . . . . . . . . . .	700,000	723,129
Textiles, Apparel & Luxury Goods-0.98%
NIKE, Inc., 2.38%, 11/01/2026. . . . . . . . . . . . . . . .	682,000	718,451
Tobacco-1.00%
Philip Morris International, Inc., 2.88%,
05/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	700,000	735,845
Total U.S. Dollar Denominated Bonds & Notes
(Cost $70,911,116) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		72,849,530
	Shares
Money Market Funds-0.06%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(c)
(Cost $42,075) . . . . . . . . . . . . . . . . . . . . . . . . . . .	42,075	42,075
TOTAL INVESTMENTS IN SECURITIES-99.21%
(Cost $70,953,191) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		72,891,605
OTHER ASSETS LESS LIABILITIES-0.79% . . . . . . . . . . . . . . . . . .		580,805
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$73,472,410

Chevron Corp., 3.19%, 06/24/2023. . . . . . . . . . . .	700,000	734,766

Investment Abbreviations:

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Investment Grade Defensive ETF (IIGD)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $7,521,688, which represented 10.24% of the Fund's Net Assets.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	40.38
Industrials	14.28

Information Technology	10.00
Consumer Staples	7.01

Health Care	6.23
Consumer Discretionary	4.95

Energy	4.76
Utilities	4.10

Real Estate	3.05
Sector Types Each Less Than 3%	4.39

Money Market Funds Plus Other Assets
Less Liabilities	0.85

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Investment Grade Value ETF (IIGV)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.97%
Aerospace & Defense-1.76%
Boeing Co. (The), 2.70%, 02/01/2027. . . . . . . . . .	$400,000	$411,542
L3Harris Technologies, Inc., 4.40%, 06/15/2028.	341,000	396,002
		807,544
Air Freight & Logistics-1.79%
C.H. Robinson Worldwide, Inc., 4.20%,
04/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,000	452,779
FedEx Corp., 3.10%, 08/05/2029. . . . . . . . . . . . . .	351,000	367,621
		820,400
Auto Components-1.12%
Lear Corp., 3.80%, 09/15/2027 . . . . . . . . . . . . . . .	486,000	515,819
Automobiles-1.41%
General Motors Co., 4.88%, 10/02/2023 . . . . . . .	251,000	273,043
General Motors Financial Co., Inc., 5.10%,
01/17/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	341,000	373,844
		646,887
Banks-4.25%
Citigroup, Inc., 4.45%, 09/29/2027 . . . . . . . . . . . .	292,000	330,016
Citizens Financial Group, Inc., 4.30%,
12/03/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	305,000	340,735
PNC Financial Services Group, Inc. (The), 2.55%,
01/22/2030 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,000	413,862
Truist Bank, 3.63%, 09/16/2025 . . . . . . . . . . . . . .	400,000	438,344
Wells Fargo Bank N.A., 3.55%, 08/14/2023 . . . . .	400,000	426,752
		1,949,709
Beverages-0.97%
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028 . . . . .	383,000	442,890
Biotechnology-2.63%
AbbVie, Inc., 3.20%, 11/21/2029(b) . . . . . . . . . . . .	400,000	422,772
Biogen, Inc., 4.05%, 09/15/2025 . . . . . . . . . . . . . .	305,000	342,592
Gilead Sciences, Inc., 3.65%, 03/01/2026. . . . . . .	400,000	440,220
		1,205,584
Building Products-1.06%
Fortune Brands Home & Security, Inc., 3.25%,
09/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	456,000	486,748
Capital Markets-6.72%
Apollo Management Holdings L.P., 4.87%,
02/15/2029(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	363,000	427,810
Ares Capital Corp., 3.50%, 02/10/2023 . . . . . . . .	104,000	107,496
Cboe Global Markets, Inc., 3.65%, 01/12/2027 . .	115,000	127,775
FMR LLC, 7.57%, 06/15/2029(b) . . . . . . . . . . . . . .	250,000	364,242
Jefferies Group LLC/Jefferies Group Capital
Finance, Inc., 4.15%, 01/23/2030 . . . . . . . . . . .	400,000	435,738
Morgan Stanley, 3.88%, 01/27/2026. . . . . . . . . . .	400,000	442,457
Northern Trust Corp., 3.95%, 10/30/2025 . . . . . .	384,000	432,291
S&P Global, Inc., 4.40%, 02/15/2026 . . . . . . . . . .	363,000	417,063
TD Ameritrade Holding Corp., 3.30%,
04/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	305,000	330,878
		3,085,750
Chemicals-2.04%
PPG Industries, Inc., 3.75%, 03/15/2028(c) . . . . . .	104,000	117,169
	Principal
	Amount	Value
Chemicals-(continued)
Rohm & Haas Co., 7.85%, 07/15/2029 . . . . . . . . .	$300,000	$ 408,635
Westlake Chemical Corp., 3.60%, 08/15/2026 . . .	384,000	411,004
		936,808
Commercial Services & Supplies-2.49%
Cintas Corp. No. 2, 3.70%, 04/01/2027 . . . . . . . .	415,000	468,393
ERAC USA Finance LLC
2.70%, 11/01/2023(b) . . . . . . . . . . . . . . . . . . . . .	104,000	107,678
3.80%, 11/01/2025(b) . . . . . . . . . . . . . . . . . . . . .	517,000	565,228
		1,141,299
Communications Equipment-0.79%
Cisco Systems, Inc., 2.50%, 09/20/2026 . . . . . . .	341,000	360,491
Construction & Engineering-0.79%
Fluor Corp., 4.25%, 09/15/2028(c). . . . . . . . . . . . .	389,000	364,762
Consumer Finance-1.87%
American Express Credit Corp., 3.30%,
05/03/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,000	439,455
Discover Financial Services, 4.10%, 02/09/2027 .	384,000	420,087
		859,542
Containers & Packaging-0.69%
WRKCo Inc., 4.90%, 03/15/2029 . . . . . . . . . . . . . .	269,000	315,795
Diversified Financial Services-3.78%
AXA Equitable Holdings, Inc., 4.35%,
04/20/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	384,000	432,376
Berkshire Hathaway, Inc., 3.13%, 03/15/2026. . .	389,000	421,642
National Rural Utilities Cooperative Finance Corp.,
3.40%, 02/07/2028 . . . . . . . . . . . . . . . . . . . . . . .	277,000	311,259
Nuveen LLC, 4.00%, 11/01/2028(b). . . . . . . . . . . .	389,000	456,546
Pine Street Trust I, 4.57%, 02/15/2029(b) . . . . . .	100,000	113,453
		1,735,276
Diversified Telecommunication Services-0.96%
AT&T, Inc., 3.40%, 05/15/2025 . . . . . . . . . . . . . . .	80,000	85,275
Verizon Communications, Inc., 4.33%,
09/21/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	301,000	354,151
		439,426
Electric Utilities-4.46%
American Electric Power Co., Inc., Series J,
4.30%, 12/01/2028 . . . . . . . . . . . . . . . . . . . . . . .	384,000	446,997
Duke Energy Progress LLC, 3.45%, 03/15/2029 .	400,000	447,234
Entergy Arkansas LLC, 3.50%, 04/01/2026 . . . . .	341,000	376,167
Entergy Corp., 2.95%, 09/01/2026 . . . . . . . . . . . .	374,000	394,355
Jersey Central Power & Light Co., 4.30%,
01/15/2026(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	341,000	383,974
		2,048,727
Electronic Equipment, Instruments & Components-0.75%
Keysight Technologies, Inc., 4.60%, 04/06/2027.	301,000	344,460
Energy Equipment & Services-1.88%
Baker Hughes, a GE Co. LLC/Baker Hughes
Co-Obligor, Inc., 3.34%, 12/15/2027. . . . . . . . .	104,000	109,351
Halliburton Co., 3.80%, 11/15/2025 . . . . . . . . . . .	305,000	334,791
Schlumberger Holdings Corp., 3.90%,
05/17/2028(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	389,000	419,658
		863,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Investment Grade Value ETF (IIGV)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Equity REITs-4.96%
Camden Property Trust, 3.15%, 07/01/2029 . . . .	$301,000	$ 327,835
ERP Operating L.P., 3.00%, 07/01/2029. . . . . . . .	320,000	345,668
Healthcare Trust of America Holdings L.P.,
3.10%, 02/15/2030 . . . . . . . . . . . . . . . . . . . . . . .	400,000	418,829
Host Hotels & Resorts L.P., Series H, 3.38%,
12/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	331,000	345,321
LifeStorage L.P., 3.50%, 07/01/2026 . . . . . . . . . .	104,000	112,035
Simon Property Group L.P., 2.45%, 09/13/2029 .	341,000	348,098
Ventas Realty L.P., 4.40%, 01/15/2029 . . . . . . . .	331,000	379,003
		2,276,789
Food & Staples Retailing-1.65%
Sysco Corp., 3.30%, 07/15/2026 . . . . . . . . . . . . . .	363,000	395,053
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	341,000	364,118
		759,171
Food Products-1.18%
Cargill, Inc., 3.25%, 05/23/2029(b). . . . . . . . . . . . .	486,000	540,350
Gas Utilities-0.18%
Piedmont Natural Gas Co., Inc., 3.50%,
06/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	73,000	81,591
Health Care Equipment & Supplies-2.37%
Baxter International, Inc., 2.60%, 08/15/2026 . . .	389,000	407,539
Providence St. Joseph Health Obligated Group,
Series 19A, 2.53%, 10/01/2029 . . . . . . . . . . . .	320,000	331,468
Stryker Corp., 3.50%, 03/15/2026 . . . . . . . . . . . .	320,000	350,544
		1,089,551
Health Care Providers & Services-4.02%
AmerisourceBergen Corp., 3.45%, 12/15/2027. .	486,000	526,657
Anthem, Inc., 3.65%, 12/01/2027 . . . . . . . . . . . . .	312,000	341,598
Cardinal Health, Inc., 3.41%, 06/15/2027. . . . . . .	104,000	110,875
Cigna Corp., 4.38%, 10/15/2028 . . . . . . . . . . . . . .	341,000	388,580
CommonSpirit Health, 3.35%, 10/01/2029. . . . . .	341,000	362,522
CVS Health Corp., 4.30%, 03/25/2028 . . . . . . . . .	104,000	116,604
		1,846,836
Household Durables-1.18%
Whirlpool Corp., 4.75%, 02/26/2029 . . . . . . . . . . .	466,000	542,144
Household Products-0.78%
Kimberly-Clark Corp., 3.20%, 04/25/2029 . . . . . .	320,000	356,191
Industrial Conglomerates-2.23%
3M Co., 2.38%, 08/26/2029 . . . . . . . . . . . . . . . . . .	200,000	205,382
Carlisle Cos., Inc., 3.75%, 12/01/2027 . . . . . . . . .	364,000	401,593
Roper Technologies, Inc., 4.20%, 09/15/2028 . . .	363,000	418,535
		1,025,510
Insurance-9.79%
Athene Global Funding, 3.00%, 07/01/2022(b) . . .	467,000	483,051
Athene Holding Ltd., 4.13%, 01/12/2028 . . . . . . .	476,000	507,337
Brighthouse Financial, Inc., 3.70%, 06/22/2027 .	364,000	376,914
Five Corners Funding Trust, 4.42%,
11/15/2023(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	219,793
Liberty Mutual Group, Inc., 4.57%,
02/01/2029(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	373,000	439,537
Marsh & McLennan Cos., Inc., 4.38%,
03/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	383,000	446,943
MassMutual Global Funding II, 2.75%,
06/22/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	210,176
	Principal
	Amount	Value
Insurance-(continued)
Metropolitan Life Global Funding I, 1.95%,
01/13/2023(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$400,000	$ 405,841
New York Life Global Funding, 2.88%,
04/10/2024(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,000	422,180
Nuveen Finance LLC, 4.13%, 11/01/2024(b) . . . .	363,000	404,824
Principal Life Global Funding II, 3.00%,
04/18/2026(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	466,000	498,070
Reinsurance Group of America, Inc., 3.90%,
05/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	73,000	81,622
		4,496,288
Internet & Direct Marketing Retail-1.99%
Booking Holdings, Inc., 3.60%, 06/01/2026 . . . . .	476,000	521,632
Expedia Group, Inc., 3.25%, 02/15/2030(b) . . . . . .	400,000	391,479
		913,111
IT Services-2.36%
Broadridge Financial Solutions, Inc., 2.90%,
12/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	331,000	343,083
Fiserv, Inc., 3.50%, 07/01/2029. . . . . . . . . . . . . . .	301,000	330,427
International Business Machines Corp., 3.50%,
05/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	112,269
Visa, Inc., 3.15%, 12/14/2025 . . . . . . . . . . . . . . . .	273,000	296,731
		1,082,510
Life Sciences Tools & Services-0.79%
PerkinElmer, Inc., 3.30%, 09/15/2029 . . . . . . . . .	341,000	363,437
Machinery-0.88%
Fortive Corp., 3.15%, 06/15/2026 . . . . . . . . . . . . .	384,000	406,003
Media-1.61%
Comcast Corp., 4.15%, 10/15/2028 . . . . . . . . . . .	149,000	172,949
Fox Corp., 4.71%, 01/25/2029(b) . . . . . . . . . . . . . .	383,000	451,081
ViacomCBS, Inc., 4.00%, 01/15/2026 . . . . . . . . . .	104,000	114,133
		738,163
Multiline Retail-0.86%
Kohl's Corp., 4.25%, 07/17/2025. . . . . . . . . . . . . .	363,000	392,715
Multi-Utilities-3.02%
NiSource, Inc.
3.49%, 05/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	373,000	406,703
2.95%, 09/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	456,000	479,259
Sempra Energy, 3.40%, 02/01/2028 . . . . . . . . . . .	466,000	501,741
		1,387,703
Oil, Gas & Consumable Fuels-7.42%
Apache Corp., 4.38%, 10/15/2028 . . . . . . . . . . . .	384,000	404,428
Chevron Phillips Chemical Co. LLC/Chevron
Phillips Chemical Co. L.P., 3.40%,
12/01/2026(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	364,000	392,432
ConocoPhillips Holding Co., 6.95%, 04/15/2029 .	204,000	278,532
Exxon Mobil Corp., 3.04%, 03/01/2026. . . . . . . . .	500,000	536,790
MPLX L.P.
5.25%, 01/15/2025(b) . . . . . . . . . . . . . . . . . . . . .	227,000	239,938
4.13%, 03/01/2027 . . . . . . . . . . . . . . . . . . . . . . .	415,000	445,536
Occidental Petroleum Corp., 2.90%,
08/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	325,000	330,722
ONEOK, Inc., 4.55%, 07/15/2028 . . . . . . . . . . . . .	363,000	406,868
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
02/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	287,000	371,163
		3,406,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Investment Grade Value ETF (IIGV)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Pharmaceuticals-0.74%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029(b) .	$301,000	$ 337,922
Road & Rail-0.68%
Union Pacific Corp., 3.95%, 09/10/2028. . . . . . . .	274,000	312,325
Semiconductors & Semiconductor Equipment-3.24%
Applied Materials, Inc., 3.30%, 04/01/2027 . . . . .	486,000	533,104
Lam Research Corp., 4.00%, 03/15/2029. . . . . . .	481,000	546,248
Texas Instruments, Inc., 2.25%, 09/04/2029 . . . .	400,000	409,607
		1,488,959
Software-0.84%
	Shares	Value
Money Market Funds-0.23%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(d)
(Cost $103,206) . . . . . . . . . . . . . . . . . . . . . . . . . .	103,206	$ 103,206
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-99.20%
(Cost $43,704,354) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		45,540,771

Investments Purchased with Cash Collateral from Securities on Loan

salesforce.com, inc., 3.70%, 04/11/2028 . . . . . . .	341,000	385,894	Money Market Funds-0.80%
Specialty Retail-0.94%			Invesco Government & Agency Portfolio,
			Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . . .	275,495	275,495
Home Depot, Inc. (The), 2.95%, 06/15/2029 . .	400,000	432,345
			Invesco Liquid Assets Portfolio, Institutional Class,
Technology Hardware, Storage & Peripherals-1.15%
			1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	91,786	91,832
Hewlett Packard Enterprise Co., 4.90%,			Total Investments Purchased with Cash Collateral from

10/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	466,000	529,921
			Securities on Loan
Tobacco-0.95%
			(Cost $367,318) . . . . . . . . . . . . . . . . . . . . . . . .		367,327
Altria Group, Inc., 4.80%, 02/14/2029	383,000	438,003		. . . . . . . .
			TOTAL INVESTMENTS IN SECURITIES-100.00%
Water Utilities-0.95%
			(Cost $44,071,672) . . . . . . . . . . . . . . . . . . . . . . .		45,908,098
American Water Capital Corp., 3.75%,				. . . . . . . .
			OTHER ASSETS LESS LIABILITIES-0.00% . . . . . . .		1,604
09/01/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	389,000	436,007		. . . . . . . .
			NET ASSETS-100.00%		$45,909,702
Total U.S. Dollar Denominated Bonds & Notes				. . . . . . . .

. . . . .(Cost $43,601,148) . . . . . . . . . . . . . . . . . . .	. . . . . . . .	45,437,565

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $8,698,035, which represented 18.95% of the Fund's Net Assets.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Investment Grade Value ETF (IIGV)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	28.79
Health Care	10.55

Industrials	10.21
Energy	9.30

Information Technology	9.13
Utilities	8.61

Consumer Discretionary	7.50
Consumer Staples	5.53

Real Estate	4.05
Sector Types Each Less Than 3%	5.30

Money Market Funds Plus Other Assets
Less Liabilities	1.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Invesco Investment	Invesco Investment
	Grade Defensive	Grade Value
	ETF (IIGD)	ETF (IIGV)
Assets:
Unaffiliated investments in securities, at value(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$72,849,530	$45,437,565
Affiliated investments in securities, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42,075	470,533
Receivable for:
Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	561,309	424,519
Securities lending . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	56	117
Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,425,458	2,488,890

Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	79,878,428	48,821,624
Liabilities:
Payable for:
Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,395,226	2,536,927
Collateral upon return of securities loaned . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	367,318
Accrued unitary management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,751	4,657
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,041	3,020

Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,406,018	2,911,922
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$73,472,410	$45,909,702
Net assets consist of:

Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$71,209,542	$43,579,964
Distributable earnings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,262,868	2,329,738
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$73,472,410	$45,909,702

Shares outstanding (unlimited amount authorized, $0.01 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,750,001	1,650,001
Net asset value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$26.72	$27.82

Market price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$26.73	$27.86

Unaffiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$70,911,116	$43,601,148

Affiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$42,075	$470,524
(a)Includes securities on loan with an aggregate value of: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$-	$351,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

	Invesco Investment	Invesco Investment
	Grade Defensive	Grade Value
	ETF (IIGD)	ETF (IIGV)
Investment income:
Unaffiliated interest income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$844,944	$601,278
Affiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,374	2,010
Securities lending income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	152	977

Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	847,470	604,265
Expenses:
Unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47,512	27,003

Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(273)	(216)

Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47,239	26,787

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	800,231	577,478
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	237,701	285,591
In-kind redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	106,713	235,536

Net realized gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	344,414	521,127
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	902,246	653,543
Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	9

Change in net unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	902,246	653,552

Net realized and unrealized gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,246,660	1,174,679

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,046,891	$1,752,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Investment Grade		Invesco Investment Grade
	Defensive ETF (IIGD)		Value ETF (IIGV)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$800,231	$406,031	$577,478	$391,205
Net realized gain. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	344,414	88,412	521,127	233,101
Change in net unrealized appreciation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	902,246	1,006,262	653,552	1,141,284
Net increase in net assets resulting from operations. . . . . . . . . . . . . . . . . . . .	2,046,891	1,500,705	1,752,157	1,765,590
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(864,428)	(461,165)	(814,094)	(431,081)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,189,204	58,268,165	8,134,639	34,507,192
Value of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,659,946)	-	(5,401,605)	-
Transaction fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,424	145,670	6,776	82,937

Net increase in net assets resulting from share transactions . . . . . . . . . . . . .	6,545,682	58,413,835	2,739,810	34,590,129

Net increase in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,728,145	59,453,375	3,677,873	35,924,638
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	65,744,265	6,290,890	42,231,829	6,307,191
End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$73,472,410	$65,744,265	$45,909,702	$42,231,829
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	350,000	2,250,000	300,000	1,300,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(100,000)	-	(200,000)	-
Shares outstanding, beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,500,001	250,001	1,550,001	250,001

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,750,001	2,500,001	1,650,001	1,550,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Financial Highlights

Invesco Investment Grade Defensive ETF (IIGD)

			For the Period
	Six Months Ended		July 23, 2018(a)
	February 29,		Through
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$26.30	$25.16	$25.00
Net investment income(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	0.29	0.66	0.08
Net realized and unrealized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.43	1.03	0.13

Total from investment operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.72	1.69	0.21
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.29)	(0.78)	(0.05)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.02)	(0.01)	-

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.31)	(0.79)	(0.05)
Transaction fees(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	0.01	0.24	-

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$26.72	$26.30	$25.16
Market price at end of period(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$26.73	$26.37	$25.17

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.80%	7.81%	0.83%(e)
Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.56%	8.05%	0.87%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$73,472	$65,744	$6,291
Ratio to average net assets of:	0.13%(f)	0.15%(g)	0.12%(f)
Expenses, after Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.13%(f)	0.15%(g)	0.13%(f)
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.19%(f)	2.57%(g)	3.16%(f)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32%	71%	10%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.67%. The market price total return from Fund Inception to August 31, 2018 was 0.83%.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.02%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Financial Highlights—(continued)

Invesco Investment Grade Value ETF (IIGV)

			For the Period
	Six Months Ended		July 23, 2018(a)
	February 29,		Through
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$27.25	$25.23	$25.00
Net investment income(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	0.37	0.86	0.10
Net realized and unrealized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.73	1.95	0.19

Total from investment operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.10	2.81	0.29
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.37)	(0.95)	(0.06)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.16)	(0.02)	-

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.53)	(0.97)	(0.06)

Transaction fees(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.00(c)	0.18	-

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$27.82	$27.25	$25.23
Market price at end of period(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$27.86	$27.32	$25.23

Net Asset Value Total Return(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.10%	12.23%	1.14%(f)
Market Price Total Return(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.98%	12.51%	1.14%(f)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$45,910	$42,232	$6,307
Ratio to average net assets of:	0.13%(g)	0.15%(h)	0.13%(g)
Expenses, after Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.13%(g)	0.16%(h)	0.13%(g)
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.78%(g)	3.31%(h)	3.76%(g)
Portfolio turnover rate(i). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	48%	112%	16%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)Amount represents less than $0.005.

(d)The mean between the last bid and ask prices.

(e)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.78%. The market price total return from Fund Inception to August 31, 2018 was 0.78%.

(g)Annualized.

(h)Ratios include non-recurring costs associated with a proxy statement of 0.03%.

(i)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 29, 2020 (Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the "Trust") was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This report includes the following portfolios:

Full Name	Short Name

Invesco Investment Grade Defensive ETF (IIGD)	"Investment Grade Defensive ETF"
Invesco Investment Grade Value ETF (IIGV)	"Investment Grade Value ETF"

Each portfolio (each, a "Fund", and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective Index listed below (each, an "Underlying Index"):

Fund	Underlying Index

Investment Grade Defensive ETF	Invesco Investment Grade Defensive Index
Investment Grade Value ETF	Invesco Investment Grade Value Index

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investment companies are valued using such company's NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

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Foreign securities' (including foreign exchange contracts') prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants ("APs") may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to each Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund's net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund's investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of the return between each Fund and conventional ETFs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest

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rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to each Fund's rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund's shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Valuation Risk. For certain Funds, Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

C.Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the

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determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's NAV and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund's Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a tax return of capital at fiscal year-end.

F.Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

Each Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses - Expenses of the Trust that are excluded from a Fund's unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund's unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications - Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general

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indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.Securities Lending - Each Fund may participate in securities lending. Each Fund may loan portfolio securities having a market value up to one-third of each Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider.

Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of Net Assets)

Investment Grade Defensive ETF	0.13%
Investment Grade Value ETF	0.13%

Further, through at least August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund's investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended February 29, 2020, the Adviser waived fees for each Fund in the following amounts:

Investment Grade Defensive ETF	$273
Investment Grade Value ETF	216

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the "Licensor").

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investment Grade Defensive ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$72,849,530	$-	$72,849,530
Money Market Funds	42,075	-	-	42,075

Total Investments	$42,075	$72,849,530	$-	$72,891,605
Investment Grade Value ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$45,437,565	$-	$45,437,565

Money Market Funds	470,533	-	-	470,533

Total Investments	$470,533	$45,437,565	$-	$45,908,098

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds did not have any capital loss carryforwards as of August 31, 2019.

NOTE 6—Investment Transactions

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Investment Grade Defensive ETF	$29,726,326	$23,188,765
Investment Grade Value ETF	24,032,703	19,819,589

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For the six-month period ended February 29, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered

Investment Grade Defensive ETF	$2,605,362	$2,613,619
Investment Grade Value ETF	4,836,521	4,910,149

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 29, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
	Appreciation	(Depreciation)	Appreciation	Cost

Investment Grade Defensive ETF	$1,941,320	$ (2,906)	$1,938,414	$70,953,191
Investment Grade Value ETF	1,881,968	(45,665)	1,836,303	44,071,795

NOTE 7—Trustees' and Officer's Fees

Trustees' and Officer's Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund's unitary management fee, pays for such compensation for the Funds. The Trustee who is an "interested person" of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of their compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8—Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally in exchange for the deposit or delivery of cash. However, the Funds also reserve the right to permit or require Creation Units to be issued in exchange for the deposit or delivery of a basket of securities ("Deposit Securities").

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund's Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds' investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco Investment Grade Defensive ETF (IIGD)
Actual	$1,000.00	$1,028.00	0.13%	$0.66

Hypothetical (5% return before expenses)	1,000.00	1,024.22	0.13	0.65
Invesco Investment Grade Value ETF (IIGV)
Actual	1,000.00	1,041.00	0.13	0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.22	0.13	0.65

(1)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

22

Proxy Voting Policies and Procedures

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust's Forms N-PORT are available on the Commission's website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SIFT-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 29, 2020

OMFL Invesco Russell 1000® Dynamic Multifactor ETF

OMFS Invesco Russell 2000® Dynamic Multifactor ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-8.63%
Activision Blizzard, Inc. . . . . . . . . . . . . . . . . . . . .	5,363	$311,751
Alphabet, Inc., Class A(b) . . . . . . . . . . . . . . . . . . .	15,847	21,223,095
Alphabet, Inc., Class C(b) . . . . . . . . . . . . . . . . . . .	17,527	23,474,437
AT&T, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,709	7,068,971
Cable One, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	530	833,700
Charter Communications, Inc., Class A(b) . . . . .	3,435	1,694,039
Comcast Corp., Class A . . . . . . . . . . . . . . . . . . . .	59,313	2,398,024
Electronic Arts, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	4,616	467,924
Facebook, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	174,293	33,546,174
Sirius XM Holdings, Inc.(c) . . . . . . . . . . . . . . . . . .	45,640	289,358
Verizon Communications, Inc. . . . . . . . . . . . . . .	43,069	2,332,617
		93,640,090
Consumer Discretionary-15.38%
Amazon.com, Inc.(b). . . . . . . . . . . . . . . . . . . . . . .	7,904	14,889,160
Aptiv PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,196	718,300
Aramark . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,455	258,987
AutoZone, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	2,054	2,120,776
Best Buy Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	12,187	921,947
Booking Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . .	607	1,029,266
Bright Horizons Family Solutions, Inc.(b) . . . . . .	2,479	389,575
Carter's, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,959	270,660
Chipotle Mexican Grill, Inc.(b) . . . . . . . . . . . . . . .	1,188	919,013
D.R. Horton, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	14,025	747,112
Darden Restaurants, Inc.. . . . . . . . . . . . . . . . . . .	3,974	387,465
Dollar General Corp.. . . . . . . . . . . . . . . . . . . . . . .	45,397	6,823,169
Dollar Tree, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	4,566	379,115
Domino's Pizza, Inc.. . . . . . . . . . . . . . . . . . . . . . .	977	331,652
eBay, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,322	1,154,274
Garmin Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,109	2,484,555
Gentex Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38,532	1,028,804
Genuine Parts Co. . . . . . . . . . . . . . . . . . . . . . . . .	3,226	281,436
Hilton Worldwide Holdings, Inc. . . . . . . . . . . . . .	12,490	1,214,028
Home Depot, Inc. (The). . . . . . . . . . . . . . . . . . . .	261,017	56,859,943
Las Vegas Sands Corp. . . . . . . . . . . . . . . . . . . . .	5,569	324,728
Leggett & Platt, Inc. . . . . . . . . . . . . . . . . . . . . . . .	15,503	614,849
Lowe's Cos., Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	42,390	4,517,502
lululemon athletica, inc.(b). . . . . . . . . . . . . . . . . .	4,358	947,473
Marriott International, Inc., Class A . . . . . . . . . .	7,929	983,196
McDonald's Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	12,812	2,487,706
NIKE, Inc., Class B . . . . . . . . . . . . . . . . . . . . . . . .	116,837	10,442,891
NVR, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	790	2,897,072
O'Reilly Automotive, Inc.(b) . . . . . . . . . . . . . . . . .	5,010	1,847,287
Pool Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,744	578,874
PulteGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	28,714	1,154,303
Ross Stores, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	65,563	7,131,943
Starbucks Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	200,317	15,710,862
Target Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,356	3,126,668
Tiffany & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,174	691,195
TJX Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . . .	286,403	17,126,899
Tractor Supply Co.. . . . . . . . . . . . . . . . . . . . . . . .	4,578	405,199
VF Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,205	1,310,760
Williams-Sonoma, Inc. . . . . . . . . . . . . . . . . . . . . .	5,439	339,339
Yum China Holdings, Inc. (China). . . . . . . . . . . .	7,550	330,615
Yum! Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	8,669	773,708
		166,952,306
	Shares	Value
Consumer Staples-9.63%
Altria Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	10,839	$437,570
Brown-Forman Corp., Class B. . . . . . . . . . . . . . .	11,626	713,953
Coca-Cola Co. (The). . . . . . . . . . . . . . . . . . . . . . .	46,076	2,464,605
Colgate-Palmolive Co. . . . . . . . . . . . . . . . . . . . . .	27,272	1,842,769
Costco Wholesale Corp.. . . . . . . . . . . . . . . . . . . .	90,799	25,527,231
Estee Lauder Cos., Inc. (The), Class A . . . . . . .	47,155	8,657,658
General Mills, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	27,579	1,351,371
Hershey Co. (The) . . . . . . . . . . . . . . . . . . . . . . . .	3,670	528,443
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . . . . . .	11,472	1,505,012
Mondelez International, Inc., Class A. . . . . . . . .	49,971	2,638,469
Monster Beverage Corp.(b) . . . . . . . . . . . . . . . . .	10,430	650,936
PepsiCo, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	82,981	10,955,982
Philip Morris International, Inc.. . . . . . . . . . . . . .	108,574	8,888,953
Procter & Gamble Co. (The) . . . . . . . . . . . . . . . .	249,136	28,209,669
Sysco Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,344	2,222,378
Tyson Foods, Inc., Class A . . . . . . . . . . . . . . . . .	8,615	584,356
Walmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67,952	7,317,071
		104,496,426
Energy-1.58%
Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,022	7,189,233
Exxon Mobil Corp. . . . . . . . . . . . . . . . . . . . . . . . .	76,759	3,948,483
Phillips 66 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	61,422	4,598,051
Valero Energy Corp. . . . . . . . . . . . . . . . . . . . . . .	21,199	1,404,434
		17,140,201
Financials-7.52%
Allstate Corp. (The) . . . . . . . . . . . . . . . . . . . . . . .	3,931	413,738
American Express Co. . . . . . . . . . . . . . . . . . . . . .	11,831	1,300,582
Aon PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,024	2,292,992
Arch Capital Group Ltd.(b) . . . . . . . . . . . . . . . . . .	9,862	398,721
Arthur J. Gallagher & Co. . . . . . . . . . . . . . . . . . .	6,234	607,753
Bank of America Corp. . . . . . . . . . . . . . . . . . . . .	28,282	806,037
Berkshire Hathaway, Inc., Class B(b) . . . . . . . . .	1,819	375,332
BlackRock, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	942	436,155
Brown & Brown, Inc. . . . . . . . . . . . . . . . . . . . . . .	19,017	817,921
Cboe Global Markets, Inc. . . . . . . . . . . . . . . . . . .	5,151	587,214
Chubb Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,862	415,076
Citigroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,507	603,314
Discover Financial Services. . . . . . . . . . . . . . . . .	5,404	354,394
Eaton Vance Corp.. . . . . . . . . . . . . . . . . . . . . . . .	17,509	722,421
Erie Indemnity Co., Class A. . . . . . . . . . . . . . . . .	3,897	556,959
FactSet Research Systems, Inc. . . . . . . . . . . . . .	3,691	981,769
Fidelity National Financial, Inc. . . . . . . . . . . . . . .	41,512	1,609,005
First American Financial Corp. . . . . . . . . . . . . . .	6,252	356,989
Intercontinental Exchange, Inc. . . . . . . . . . . . . .	4,127	368,211
JPMorgan Chase & Co. . . . . . . . . . . . . . . . . . . . .	18,496	2,147,571
MarketAxess Holdings, Inc.. . . . . . . . . . . . . . . . .	5,805	1,882,736
Marsh & McLennan Cos., Inc. . . . . . . . . . . . . . . .	66,748	6,979,171
MGIC Investment Corp. . . . . . . . . . . . . . . . . . . . .	26,379	317,339
Moody's Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	54,132	12,993,304
Morningstar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	3,784	555,870
MSCI, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,413	8,985,217
Nasdaq, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,705	379,948
PNC Financial Services Group, Inc. (The) . . . . .	2,602	328,893
Progressive Corp. (The) . . . . . . . . . . . . . . . . . . .	24,161	1,767,619
S&P Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	88,224	23,459,644
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . . . .	22,476	1,229,662
Synchrony Financial. . . . . . . . . . . . . . . . . . . . . . .	11,454	333,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
T. Rowe Price Group, Inc. . . . . . . . . . . . . . . . . . .	39,165	$4,621,862
Truist Financial Corp.. . . . . . . . . . . . . . . . . . . . . .	6,123	282,515
U.S. Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,708	450,839
Wells Fargo & Co. . . . . . . . . . . . . . . . . . . . . . . . . .	8,235	336,400
Willis Towers Watson PLC . . . . . . . . . . . . . . . . . .	2,997	567,182
		81,623,666
Health Care-7.29%
Abbott Laboratories . . . . . . . . . . . . . . . . . . . . . .	43,004	3,312,598
AbbVie, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,249	878,442
Agilent Technologies, Inc. . . . . . . . . . . . . . . . . . .	5,083	391,747
Allergan PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,787	340,727
AmerisourceBergen Corp.. . . . . . . . . . . . . . . . . .	3,328	280,617
Amgen, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,184	5,429,460
Anthem, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,343	345,272
Baxter International, Inc.. . . . . . . . . . . . . . . . . . .	32,258	2,692,575
Becton, Dickinson and Co. . . . . . . . . . . . . . . . . .	1,781	423,557
Bio-Techne Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	1,358	256,513
Boston Scientific Corp.(b) . . . . . . . . . . . . . . . . . .	8,060	301,363
Bristol-Myers Squibb Co. . . . . . . . . . . . . . . . . . . .	62,028	3,663,374
Bruker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,786	295,598
Cardinal Health, Inc.. . . . . . . . . . . . . . . . . . . . . . .	5,951	310,166
Cerner Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,144	1,603,185
Chemed Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,026	1,263,718
Danaher Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,295	7,271,651
DENTSPLY SIRONA, Inc. . . . . . . . . . . . . . . . . . . .	10,043	494,517
Edwards Lifesciences Corp.(b). . . . . . . . . . . . . . .	22,151	4,537,411
Eli Lilly and Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,979	1,006,391
Gilead Sciences, Inc. . . . . . . . . . . . . . . . . . . . . . .	6,392	443,349
Humana, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,777	887,751
IDEXX Laboratories, Inc.(b) . . . . . . . . . . . . . . . . .	5,608	1,427,292
Intuitive Surgical, Inc.(b) . . . . . . . . . . . . . . . . . . .	4,081	2,179,091
IQVIA Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	2,372	330,870
Johnson & Johnson . . . . . . . . . . . . . . . . . . . . . . .	48,018	6,457,461
Laboratory Corp. of America Holdings(b) . . . . .	3,489	612,982
Masimo Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	4,188	684,026
McKesson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,431	759,580
Medtronic PLC . . . . . . . . . . . . . . . . . . . . . . . . . . .	38,736	3,899,553
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	75,635	5,790,616
Mettler-Toledo International, Inc.(b) . . . . . . . . . .	2,095	1,470,062
Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,890	330,524
ResMed, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,478	393,903
STERIS PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,234	1,147,457
Stryker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,450	2,182,256
Teleflex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,214	406,714
Thermo Fisher Scientific, Inc. . . . . . . . . . . . . . . .	16,006	4,654,545
UnitedHealth Group, Inc.. . . . . . . . . . . . . . . . . . .	12,389	3,158,700
Varian Medical Systems, Inc.(b) . . . . . . . . . . . . .	2,301	282,954
Veeva Systems, Inc., Class A(b) . . . . . . . . . . . . .	1,963	278,687
Waters Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,410	664,575
West Pharmaceutical Services, Inc. . . . . . . . . . .	14,544	2,189,745
Zimmer Biomet Holdings, Inc.. . . . . . . . . . . . . . .	4,615	628,332
Zoetis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,510	2,732,547
		79,092,454
Industrials-11.78%
3M Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,405	358,922
AGCO Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,010	242,324
Allegion PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,659	765,718
AMETEK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,301	1,401,886
Armstrong World Industries, Inc. . . . . . . . . . . . .	5,755	576,363
	Shares	Value
Industrials-(continued)
Boeing Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . .	18,546	$5,102,190
BWX Technologies, Inc. . . . . . . . . . . . . . . . . . . . .	8,622	472,831
Carlisle Cos., Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	8,648	1,256,468
Caterpillar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,675	580,822
Cintas Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,208	2,989,622
Copart, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59,628	5,037,373
CoStar Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	6,582	4,394,077
CSX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,157	433,761
Cummins, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,221	3,513,105
Curtiss-Wright Corp. . . . . . . . . . . . . . . . . . . . . . .	2,624	314,723
Delta Air Lines, Inc. . . . . . . . . . . . . . . . . . . . . . . .	7,143	329,507
Donaldson Co., Inc. . . . . . . . . . . . . . . . . . . . . . . .	5,387	242,846
Dover Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,720	1,615,073
Eaton Corp. PLC. . . . . . . . . . . . . . . . . . . . . . . . . .	27,425	2,487,996
Emerson Electric Co. . . . . . . . . . . . . . . . . . . . . . .	41,097	2,634,729
Equifax, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,699	525,406
Expeditors International of Washington, Inc. . .	9,377	660,328
Fastenal Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62,603	2,142,275
Fortune Brands Home & Security, Inc.. . . . . . . .	11,479	708,828
General Dynamics Corp. . . . . . . . . . . . . . . . . . . .	2,921	466,455
General Electric Co. . . . . . . . . . . . . . . . . . . . . . . .	51,940	565,107
Graco, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,109	449,256
HEICO Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,694	614,098
HEICO Corp., Class A. . . . . . . . . . . . . . . . . . . . . .	8,186	723,069
Hexcel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,319	602,287
Honeywell International, Inc. . . . . . . . . . . . . . . .	88,272	14,315,070
Huntington Ingalls Industries, Inc. . . . . . . . . . . .	4,914	1,009,974
IDEX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,249	924,852
IHS Markit Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,567	681,553
Illinois Tool Works, Inc. . . . . . . . . . . . . . . . . . . . .	46,852	7,860,829
Ingersoll-Rand PLC. . . . . . . . . . . . . . . . . . . . . . . .	13,480	1,739,459
ITT, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,748	345,742
J.B. Hunt Transport Services, Inc. . . . . . . . . . . .	5,574	537,557
Johnson Controls International PLC . . . . . . . . .	40,346	1,475,453
Kansas City Southern . . . . . . . . . . . . . . . . . . . . .	6,442	970,681
L3Harris Technologies, Inc. . . . . . . . . . . . . . . . .	11,070	2,188,871
Lennox International, Inc. . . . . . . . . . . . . . . . . . .	2,255	514,433
Lockheed Martin Corp. . . . . . . . . . . . . . . . . . . . .	25,728	9,516,015
Lyft, Inc., Class A(b)(c) . . . . . . . . . . . . . . . . . . . . .	6,229	237,450
ManpowerGroup, Inc. . . . . . . . . . . . . . . . . . . . . .	3,459	262,676
Masco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32,352	1,336,785
Nordson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,100	305,130
Norfolk Southern Corp. . . . . . . . . . . . . . . . . . . . .	7,778	1,418,318
Northrop Grumman Corp. . . . . . . . . . . . . . . . . . .	2,879	946,730
Old Dominion Freight Line, Inc. . . . . . . . . . . . . .	9,325	1,807,185
PACCAR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,033	1,808,508
Parker-Hannifin Corp. . . . . . . . . . . . . . . . . . . . . .	3,599	664,987
Raytheon Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41,406	7,807,515
Republic Services, Inc.. . . . . . . . . . . . . . . . . . . . .	4,179	377,197
Rockwell Automation, Inc.. . . . . . . . . . . . . . . . . .	13,476	2,472,846
Roper Technologies, Inc.. . . . . . . . . . . . . . . . . . .	2,836	997,421
Snap-on, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,001	289,645
Southwest Airlines Co.. . . . . . . . . . . . . . . . . . . . .	15,330	708,093
Spirit AeroSystems Holdings, Inc., Class A . . . .	4,730	249,933
Stanley Black & Decker, Inc. . . . . . . . . . . . . . . . .	5,829	837,627
Teledyne Technologies, Inc.(b) . . . . . . . . . . . . . .	6,973	2,352,132
Toro Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,103	1,435,957
TransDigm Group, Inc.. . . . . . . . . . . . . . . . . . . . .	1,703	949,950
Union Pacific Corp. . . . . . . . . . . . . . . . . . . . . . . .	39,253	6,273,022
United Parcel Service, Inc., Class B . . . . . . . . . .	49,012	4,435,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
United Technologies Corp. . . . . . . . . . . . . . . . . .	4,970	$649,032
Verisk Analytics, Inc. . . . . . . . . . . . . . . . . . . . . . .	8,764	1,359,384
WABCO Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . .	2,465	333,022
Waste Management, Inc.. . . . . . . . . . . . . . . . . . .	18,001	1,994,691
Watsco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,611	723,835
Woodward, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,173	533,854
		127,855,955
Information Technology-32.85%
Accenture PLC, Class A. . . . . . . . . . . . . . . . . . . .	126,407	22,827,840
Adobe, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,961	10,340,140
Akamai Technologies, Inc.(b). . . . . . . . . . . . . . . .	3,306	286,002
Amphenol Corp., Class A. . . . . . . . . . . . . . . . . . .	19,243	1,764,198
Analog Devices, Inc.. . . . . . . . . . . . . . . . . . . . . . .	5,615	612,316
ANSYS, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,132	2,696,059
Apple, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	213,505	58,363,727
Applied Materials, Inc. . . . . . . . . . . . . . . . . . . . . .	13,287	772,240
Automatic Data Processing, Inc. . . . . . . . . . . . .	57,176	8,847,414
Booz Allen Hamilton Holding Corp. . . . . . . . . . .	10,980	782,874
Broadcom, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,542	693,000
Broadridge Financial Solutions, Inc.. . . . . . . . . .	2,784	290,538
Cadence Design Systems, Inc.(b) . . . . . . . . . . . .	33,010	2,183,281
CDW Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,211	937,860
Cisco Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . .	53,491	2,135,896
EPAM Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	4,731	1,055,959
Euronet Worldwide, Inc.(b) . . . . . . . . . . . . . . . . .	3,419	424,093
Fair Isaac Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	2,646	994,975
Fidelity National Information Services, Inc.. . . .	20,257	2,830,308
Fiserv, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62,318	6,815,097
FleetCor Technologies, Inc.(b) . . . . . . . . . . . . . . .	4,332	1,151,402
FLIR Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	8,627	366,389
Fortinet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,077	416,099
Genpact Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,265	702,472
Global Payments, Inc. . . . . . . . . . . . . . . . . . . . . .	7,283	1,339,854
Intel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	185,324	10,289,189
International Business Machines Corp. . . . . . . .	13,308	1,732,036
Intuit, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,286	5,393,033
Jack Henry & Associates, Inc.. . . . . . . . . . . . . . .	5,224	792,690
Keysight Technologies, Inc.(b). . . . . . . . . . . . . . .	17,120	1,622,291
Lam Research Corp. . . . . . . . . . . . . . . . . . . . . . .	4,541	1,332,466
Leidos Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . .	3,711	380,934
Mastercard, Inc., Class A. . . . . . . . . . . . . . . . . . .	194,824	56,547,666
Maxim Integrated Products, Inc. . . . . . . . . . . . .	6,398	355,857
Microsoft Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	372,926	60,417,741
Monolithic Power Systems, Inc. . . . . . . . . . . . . .	2,162	342,980
Motorola Solutions, Inc.. . . . . . . . . . . . . . . . . . . .	2,402	397,963
Oracle Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	69,085	3,416,944
Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49,028	3,798,690
PayPal Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	46,440	5,015,056
QUALCOMM, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	4,694	367,540
salesforce.com, inc.(b) . . . . . . . . . . . . . . . . . . . . .	9,265	1,578,756
ServiceNow, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,435	467,939
Skyworks Solutions, Inc. . . . . . . . . . . . . . . . . . . .	4,929	493,787
Synopsys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	24,594	3,392,250
Teradyne, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,387	434,060
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . .	64,750	7,390,565
Tyler Technologies, Inc.(b). . . . . . . . . . . . . . . . . .	3,532	1,106,752
VeriSign, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	5,866	1,113,074
	Shares	Value
Information Technology-(continued)
Visa, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . . . .	309,429	$ 56,241,815
Western Union Co. (The). . . . . . . . . . . . . . . . . . .	110,098	2,465,094
		356,517,201
Materials-2.53%
Air Products and Chemicals, Inc. . . . . . . . . . . . .	55,415	12,169,688
Avery Dennison Corp. . . . . . . . . . . . . . . . . . . . . .	9,942	1,138,260
Ball Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,972	1,266,307
Celanese Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,385	1,067,230
Dow, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,818	356,335
Ecolab, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,838	2,497,067
FMC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,908	270,735
LyondellBasell Industries N.V., Class A . . . . . . .	5,589	399,390
Packaging Corp. of America . . . . . . . . . . . . . . . .	4,575	414,586
PPG Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . .	14,984	1,565,079
Reliance Steel & Aluminum Co.. . . . . . . . . . . . . .	5,692	582,235
Scotts Miracle-Gro Co. (The) . . . . . . . . . . . . . . .	4,533	480,453
Sherwin-Williams Co. (The) . . . . . . . . . . . . . . . . .	9,271	4,790,789
Vulcan Materials Co. . . . . . . . . . . . . . . . . . . . . . .	3,969	477,312
		27,475,466
Real Estate-1.58%
Alexandria Real Estate Equities, Inc. . . . . . . . . .	1,947	295,710
American Tower Corp. . . . . . . . . . . . . . . . . . . . .	10,920	2,476,656
Apartment Investment & Management Co.,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,397	593,072
AvalonBay Communities, Inc. . . . . . . . . . . . . . . .	3,990	800,354
Brixmor Property Group, Inc. . . . . . . . . . . . . . . .	13,389	243,814
CBRE Group, Inc., Class A(b) . . . . . . . . . . . . . . . .	25,243	1,417,142
Crown Castle International Corp. . . . . . . . . . . . .	2,916	417,834
Duke Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . .	14,997	486,953
Equinix, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,125	644,400
Equity LifeStyle Properties, Inc. . . . . . . . . . . . . .	14,738	1,007,048
Equity Residential . . . . . . . . . . . . . . . . . . . . . . . .	6,090	457,359
Gaming and Leisure Properties, Inc. . . . . . . . . .	7,186	320,999
Healthpeak Properties, Inc.. . . . . . . . . . . . . . . . .	18,715	592,143
Kimco Realty Corp. . . . . . . . . . . . . . . . . . . . . . . .	17,358	301,161
Lamar Advertising Co., Class A . . . . . . . . . . . . .	4,302	360,249
Medical Properties Trust, Inc.. . . . . . . . . . . . . . .	33,701	712,102
Prologis, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44,219	3,726,777
Public Storage . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,448	721,046
VICI Properties, Inc.. . . . . . . . . . . . . . . . . . . . . . .	22,771	570,641
Weingarten Realty Investors. . . . . . . . . . . . . . . .	8,939	240,727
Weyerhaeuser Co. . . . . . . . . . . . . . . . . . . . . . . . .	19,798	514,352
WP Carey, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,533	273,490
		17,174,029
Utilities-1.10%
American Electric Power Co., Inc. . . . . . . . . . . .	8,175	729,701
American Water Works Co., Inc. . . . . . . . . . . . .	4,731	585,035
Dominion Energy, Inc. . . . . . . . . . . . . . . . . . . . . .	6,290	491,752
Edison International. . . . . . . . . . . . . . . . . . . . . . .	4,344	291,873
Entergy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,895	689,184
Eversource Energy. . . . . . . . . . . . . . . . . . . . . . . .	5,632	486,943
NextEra Energy, Inc. . . . . . . . . . . . . . . . . . . . . . .	14,073	3,557,092
PPL Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,633	349,106
Public Service Enterprise Group, Inc.. . . . . . . . .	6,883	353,167
Sempra Energy. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,449	761,661
Southern Co. (The) . . . . . . . . . . . . . . . . . . . . . . .	40,338	2,434,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc. . . . . . . . . . . . . . . . . . . .	7,431	$686,104
Xcel Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	8,581	534,768
		11,951,188
Total Common Stocks & Other Equity Interests
(Cost $1,216,049,584) . . . . . . . . . . . . . . . . . . . . . . . . . .		1,083,918,982

Money Market Funds-0.02%

Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(d)
(Cost $215,931) . . . . . . . . . . . . . . . . . . . . . . .	215,931	215,931
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-99.89%
(Cost $1,216,265,515) . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	1,084,134,913

Shares Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.05%

Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(d)(e) . . . . . . . . . . . .	370,886	$370,886
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . .	123,560	123,622
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $494,502) . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	494,508
TOTAL INVESTMENTS IN SECURITIES-99.94%
(Cost $1,216,760,017) . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	1,084,629,421
OTHER ASSETS LESS LIABILITIES-0.06% . . . . . . .	. . . . . . . .	677,273
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$1,085,306,694

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

The Fund's Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	August 31, 2019	at Cost	from Sales	Appreciation	Gain	February 29, 2020	Income

Invesco Ltd.*	$-	$6,049,241	$(6,529,398)	$-	$480,157	$-	$-

* At February 29, 2020, this security was no longer held.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Information Technology	32.85
Consumer Discretionary	15.38

Industrials	11.78
Consumer Staples	9.63

Communication Services	8.63
Financials	7.52

Health Care	7.29
Sector Types Each Less Than 3%	6.79

Money Market Funds Plus Other Assets
Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-0.97%
Bandwidth, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	353	$22,200
Cargurus, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,776	45,270
Central European Media Enterprises Ltd., Class A
(Czech Republic)(b). . . . . . . . . . . . . . . . . . . . . . . . .	4,259	18,867
Cogent Communications Holdings, Inc.. . . . . . . . . .	1,658	121,051
Gray Television, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . .	828	15,666
IMAX Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,314	20,472
Iridium Communications, Inc.(b) . . . . . . . . . . . . . . . .	1,756	47,535
Liberty Media Corp.-Liberty Braves, Class C(b) . . . .	582	15,120
Scholastic Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	533	17,104
TechTarget, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,615	60,485
TEGNA, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,252	103,849
Yelp, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	523	16,354
		503,973
Consumer Discretionary-10.53%
Aaron's, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,158	163,534
Acushnet Holdings Corp.. . . . . . . . . . . . . . . . . . . . . .	1,956	49,780
American Eagle Outfitters, Inc. . . . . . . . . . . . . . . . .	2,026	26,095
Asbury Automotive Group, Inc.(b) . . . . . . . . . . . . . .	362	32,088
Bed Bath & Beyond, Inc.(c) . . . . . . . . . . . . . . . . . . . .	3,565	38,538
Bloomin' Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	2,997	53,916
Boyd Gaming Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,897	50,669
Brinker International, Inc. . . . . . . . . . . . . . . . . . . . . .	928	31,877
Buckle, Inc. (The)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,626	36,796
Callaway Golf Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,940	117,841
Carriage Services, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	781	16,518
Cato Corp. (The), Class A . . . . . . . . . . . . . . . . . . . . .	933	15,087
Cavco Industries, Inc.(b). . . . . . . . . . . . . . . . . . . . . . .	545	109,937
Century Communities, Inc.(b) . . . . . . . . . . . . . . . . . .	956	31,863
Cheesecake Factory, Inc. (The)(c) . . . . . . . . . . . . . .	1,362	48,528
Chegg, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,221	87,085
Children's Place, Inc. (The)(c) . . . . . . . . . . . . . . . . . .	207	11,923
Churchill Downs, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	4,614	579,703
Chuy's Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,141	24,463
Collectors Universe, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,054	24,247
Core-Mark Holding Co., Inc. . . . . . . . . . . . . . . . . . . .	922	21,215
Cracker Barrel Old Country Store, Inc. . . . . . . . . . .	584	83,705
Crocs, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,983	104,235
Dana, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,253	46,778
Deckers Outdoor Corp.(b) . . . . . . . . . . . . . . . . . . . . .	1,456	253,053
Denny's Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,170	55,190
Dillard's, Inc., Class A(c). . . . . . . . . . . . . . . . . . . . . . .	264	14,861
Dine Brands Global, Inc. . . . . . . . . . . . . . . . . . . . . . .	279	22,836
Dorman Products, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	183	11,097
Eldorado Resorts, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	981	49,227
Ethan Allen Interiors, Inc. . . . . . . . . . . . . . . . . . . . . .	834	11,009
Fox Factory Holding Corp.(b) . . . . . . . . . . . . . . . . . .	1,305	82,737
Gentherm, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	735	29,973
Group 1 Automotive, Inc. . . . . . . . . . . . . . . . . . . . . .	924	78,753
Haverty Furniture Cos., Inc. . . . . . . . . . . . . . . . . . . .	620	10,428
Helen of Troy Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	880	144,848
Hibbett Sports, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	497	9,701
Installed Building Products, Inc.(b) . . . . . . . . . . . . . .	1,391	91,876
Jack in the Box, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	710	48,891
KB Home. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,994	97,574
Laureate Education, Inc., Class A(b). . . . . . . . . . . . .	772	14,436
	Shares	Value
Consumer Discretionary-(continued)
La-Z-Boy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,874	$53,690
LCI Industries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	623	60,151
Lithia Motors, Inc., Class A . . . . . . . . . . . . . . . . . . . .	1,508	179,693
M.D.C. Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	2,330	91,662
M/I Homes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,283	47,766
Meritage Homes Corp.(b). . . . . . . . . . . . . . . . . . . . . .	2,493	158,206
Monro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	446	25,030
Murphy USA, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	4,752	463,320
National Vision Holdings, Inc.(b) . . . . . . . . . . . . . . . .	504	17,549
OneSpaWorld Holdings Ltd. (Bahamas) . . . . . . . . .	4,482	54,770
Oxford Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	332	20,049
Perdoceo Education Corp.(b) . . . . . . . . . . . . . . . . . .	821	12,258
Red Rock Resorts, Inc., Class A . . . . . . . . . . . . . . . .	643	13,252
Rent-A-Center, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,386	29,508
RH(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	104	18,866
Ruth's Hospitality Group, Inc. . . . . . . . . . . . . . . . . . .	965	18,460
Sally Beauty Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	1,279	15,911
SeaWorld Entertainment, Inc.(b) . . . . . . . . . . . . . . . .	846	23,020
Shake Shack, Inc., Class A(b)(c) . . . . . . . . . . . . . . . . .	909	54,031
Shutterstock, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	576	22,199
Sleep Number Corp.(b). . . . . . . . . . . . . . . . . . . . . . . .	1,785	78,629
Sonic Automotive, Inc., Class A . . . . . . . . . . . . . . . .	1,104	30,912
Standard Motor Products, Inc. . . . . . . . . . . . . . . . . .	469	20,636
Steven Madden Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	10,627	347,503
Stoneridge, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	978	21,614
Taylor Morrison Home Corp., Class A(b) . . . . . . . . .	1,452	32,699
Texas Roadhouse, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,454	81,744
TopBuild Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,213	122,513
TRI Pointe Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	5,470	83,855
Universal Electronics, Inc.(b) . . . . . . . . . . . . . . . . . . .	550	23,221
Visteon Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,842	119,804
Wingstop, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,732	146,267
Winmark Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	180	36,000
Winnebago Industries, Inc. . . . . . . . . . . . . . . . . . . . .	1,120	58,117
Wolverine World Wide, Inc. . . . . . . . . . . . . . . . . . . . .	704	18,508
YETI Holdings, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . .	776	23,474
Zumiez, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	743	19,712
		5,477,510
Consumer Staples-3.02%
BellRing Brands, Inc., Class A(b) . . . . . . . . . . . . . . . .	719	14,128
BJ's Wholesale Club Holdings, Inc.(b) . . . . . . . . . . . .	1,537	29,603
Boston Beer Co., Inc. (The), Class A(b) . . . . . . . . . .	671	248,800
Calavo Growers, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	436	31,588
Cal-Maine Foods, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	442	15,421
Coca-Cola Consolidated, Inc. . . . . . . . . . . . . . . . . . .	185	36,330
Darling Ingredients, Inc.(b). . . . . . . . . . . . . . . . . . . . .	2,250	57,825
Freshpet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,799	119,562
Hostess Brands, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	2,441	31,025
Ingles Markets, Inc., Class A . . . . . . . . . . . . . . . . . . .	354	12,663
Inter Parfums, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	879	52,793
J & J Snack Foods Corp. . . . . . . . . . . . . . . . . . . . . . .	1,038	166,931
John B. Sanfilippo & Son, Inc.. . . . . . . . . . . . . . . . . .	1,038	72,857
Lancaster Colony Corp.. . . . . . . . . . . . . . . . . . . . . . .	192	27,734
Performance Food Group Co.(b) . . . . . . . . . . . . . . . .	2,237	94,849
PriceSmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	996	55,467
Sanderson Farms, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	1,733	214,130
Simply Good Foods Co. (The)(b) . . . . . . . . . . . . . . . .	5,097	112,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Tootsie Roll Industries, Inc.. . . . . . . . . . . . . . . . . . . .	445	$14,276
Vector Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,157	71,544
WD-40 Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	523	90,212
		1,570,178
Energy-1.10%
CVR Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,650	46,893
Delek US Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,880	40,195
DHT Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,526	14,019
Dril-Quip, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,248	80,074
Magnolia Oil & Gas Corp., Class A(b). . . . . . . . . . . . .	1,212	9,102
NACCO Industries, Inc., Class A . . . . . . . . . . . . . . . .	259	10,676
Par Pacific Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	4,974	82,519
REX American Resources Corp.(b) . . . . . . . . . . . . . .	423	29,614
Scorpio Tankers, Inc. (Monaco) . . . . . . . . . . . . . . . .	526	10,404
SEACOR Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	364	13,577
SFL Corp. Ltd. (Norway) . . . . . . . . . . . . . . . . . . . . . .	2,274	27,606
World Fuel Services Corp.. . . . . . . . . . . . . . . . . . . . .	7,264	205,426
		570,105
Financials-21.71%
1st Source Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	621	26,113
Allegiance Bancshares, Inc. . . . . . . . . . . . . . . . . . . .	356	11,809
Ambac Financial Group, Inc.(b) . . . . . . . . . . . . . . . . .	992	19,066
American Equity Investment Life Holding Co. . . . .	864	21,842
American National Bankshares, Inc. . . . . . . . . . . . .	405	12,510
Ameris Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,001	102,574
AMERISAFE, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	927	60,413
Apollo Commercial Real Estate Finance, Inc. . . . . .	6,826	110,581
Ares Commercial Real Estate Corp.. . . . . . . . . . . . .	1,273	19,426
Ares Management Corp., Class A . . . . . . . . . . . . . .	4,952	171,290
Argo Group International Holdings Ltd.. . . . . . . . . .	305	17,159
Arrow Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . .	387	12,256
Artisan Partners Asset Management, Inc.,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,995	171,337
Atlantic Union Bankshares Corp. . . . . . . . . . . . . . . .	4,049	120,417
Axos Financial, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	733	18,259
B. Riley Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	545	12,895
BancFirst Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	552	28,318
Banco Latinoamericano de Comercio Exterior
S.A., Class E (Panama) . . . . . . . . . . . . . . . . . . . . .	1,474	26,355
Bancorp, Inc. (The)(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,143	13,910
BancorpSouth Bank. . . . . . . . . . . . . . . . . . . . . . . . . .	3,311	81,020
Bank First Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	404	23,917
Bank of Marin Bancorp . . . . . . . . . . . . . . . . . . . . . . .	401	15,290
Bank of NT Butterfield & Son Ltd. (The)
(Bermuda). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	776	21,480
Banner Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	656	29,940
Berkshire Hills Bancorp, Inc.. . . . . . . . . . . . . . . . . . .	1,412	34,467
Blackstone Mortgage Trust, Inc., Class A . . . . . . . .	4,835	174,350
Boston Private Financial Holdings, Inc. . . . . . . . . . .	1,863	18,174
Bridge Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	752	20,695
Brookline Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . .	2,722	37,754
Bryn Mawr Bank Corp. . . . . . . . . . . . . . . . . . . . . . . .	566	18,814
Cadence BanCorp . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,154	16,294
Camden National Corp. . . . . . . . . . . . . . . . . . . . . . . .	647	26,533
Cannae Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	6,960	259,538
Capital City Bank Group, Inc. . . . . . . . . . . . . . . . . . .	445	11,859
Capitol Federal Financial, Inc.. . . . . . . . . . . . . . . . . .	4,093	49,955
Capstead Mortgage Corp. . . . . . . . . . . . . . . . . . . . . .	2,516	17,864
Carolina Financial Corp.. . . . . . . . . . . . . . . . . . . . . . .	989	32,044
	Shares	Value
Financials-(continued)
Carter Bank & Trust . . . . . . . . . . . . . . . . . . . . . . . . . .	994	$16,799
Cathay General Bancorp . . . . . . . . . . . . . . . . . . . . . .	1,912	58,851
CenterState Bank Corp. . . . . . . . . . . . . . . . . . . . . . .	4,746	96,012
Central Pacific Financial Corp. . . . . . . . . . . . . . . . . .	918	21,959
City Holding Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	472	33,002
Civista Bancshares, Inc. . . . . . . . . . . . . . . . . . . . . . .	599	11,465
CNB Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	776	19,454
CNO Financial Group, Inc. . . . . . . . . . . . . . . . . . . . . .	3,878	62,126
Cohen & Steers, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	5,065	317,322
Columbia Banking System, Inc. . . . . . . . . . . . . . . . .	1,841	61,121
Columbia Financial, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	1,089	16,901
Community Bank System, Inc. . . . . . . . . . . . . . . . . .	1,726	104,958
Community Trust Bancorp, Inc. . . . . . . . . . . . . . . . .	454	17,561
ConnectOne Bancorp, Inc. . . . . . . . . . . . . . . . . . . . .	1,756	36,894
Customers Bancorp, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,053	21,365
CVB Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,976	55,175
Diamond Hill Investment Group, Inc. . . . . . . . . . . . .	91	11,532
Dime Community Bancshares, Inc. . . . . . . . . . . . . .	1,023	17,166
Eagle Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	340	12,723
Ellington Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,780	29,423
Employers Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . .	614	23,664
Encore Capital Group, Inc.(b). . . . . . . . . . . . . . . . . . .	1,188	44,146
Enstar Group Ltd. (Bermuda)(b) . . . . . . . . . . . . . . . .	310	55,301
Enterprise Financial Services Corp. . . . . . . . . . . . . .	699	26,751
Essent Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,527	677,598
Farmers National Banc Corp. . . . . . . . . . . . . . . . . . .	936	14,068
FB Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	317	10,325
Federal Agricultural Mortgage Corp., Class C. . . . .	332	24,920
Federated Hermes, Inc., Class B . . . . . . . . . . . . . . .	9,158	264,208
FGL Holdings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,246	82,894
Financial Institutions, Inc. . . . . . . . . . . . . . . . . . . . . .	629	16,926
First Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,917	31,101
First Bancorp/Southern Pines NC . . . . . . . . . . . . . .	895	28,729
First Busey Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,268	27,985
First Commonwealth Financial Corp. . . . . . . . . . . . .	3,249	38,338
First Defiance Financial Corp.. . . . . . . . . . . . . . . . . .	1,641	39,244
First Financial Bancorp . . . . . . . . . . . . . . . . . . . . . . .	1,732	35,679
First Financial Bankshares, Inc. . . . . . . . . . . . . . . . .	4,771	137,119
First Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	295	11,785
First Foundation, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	1,576	22,813
First Interstate BancSystem, Inc., Class A . . . . . . .	1,166	39,714
First Merchants Corp. . . . . . . . . . . . . . . . . . . . . . . . .	1,974	69,050
First Midwest Bancorp, Inc. . . . . . . . . . . . . . . . . . . .	3,032	55,031
First of Long Island Corp. (The) . . . . . . . . . . . . . . . .	780	16,154
FirstCash, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,648	126,764
Flagstar Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,731	55,184
Franklin Financial Network, Inc. . . . . . . . . . . . . . . . .	362	12,123
FS Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	233	11,135
Fulton Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . .	4,202	60,719
German American Bancorp, Inc. . . . . . . . . . . . . . . .	994	29,671
Glacier Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	2,376	88,601
Granite Point Mortgage Trust, Inc. . . . . . . . . . . . . .	1,424	23,382
Great Ajax Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,034	14,610
Great Southern Bancorp, Inc.. . . . . . . . . . . . . . . . . .	532	27,297
Great Western Bancorp, Inc.. . . . . . . . . . . . . . . . . . .	1,332	35,791
Hallmark Financial Services, Inc.(b) . . . . . . . . . . . . .	989	14,024
Hamilton Lane, Inc., Class A. . . . . . . . . . . . . . . . . . .	3,064	190,397
Hancock Whitney Corp. . . . . . . . . . . . . . . . . . . . . . . .	2,150	72,025
Heartland Financial USA, Inc. . . . . . . . . . . . . . . . . . .	684	29,309
Heritage Commerce Corp. . . . . . . . . . . . . . . . . . . . .	1,380	14,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
Heritage Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	487	$11,294
Hilltop Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	3,554	74,030
Home BancShares, Inc. . . . . . . . . . . . . . . . . . . . . . . .	3,999	67,023
HomeStreet, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,134	30,720
Hope Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,953	48,266
Horace Mann Educators Corp. . . . . . . . . . . . . . . . . .	1,073	41,772
Horizon Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,277	19,181
Houlihan Lokey, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	3,682	188,592
IBERIABANK Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,390	83,664
Independent Bank Corp. . . . . . . . . . . . . . . . . . . . . . .	1,073	72,460
Independent Bank Group, Inc. . . . . . . . . . . . . . . . . .	1,075	49,762
International Bancshares Corp. . . . . . . . . . . . . . . . .	2,253	76,827
Invesco Mortgage Capital, Inc.(d) . . . . . . . . . . . . . . .	3,939	63,339
Investors Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . .	7,613	80,241
James River Group Holdings Ltd. . . . . . . . . . . . . . .	413	16,689
Kearny Financial Corp. . . . . . . . . . . . . . . . . . . . . . . .	2,144	23,391
Kinsale Capital Group, Inc. . . . . . . . . . . . . . . . . . . . .	2,263	274,887
KKR Real Estate Finance Trust, Inc. . . . . . . . . . . . .	702	13,787
Ladder Capital Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	3,216	49,044
Lakeland Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,485	21,391
Lakeland Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	822	33,595
Live Oak Bancshares, Inc.. . . . . . . . . . . . . . . . . . . . .	812	12,480
Mercantile Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . .	624	17,903
Meridian Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . .	2,826	46,657
Meta Financial Group, Inc. . . . . . . . . . . . . . . . . . . . .	2,161	70,989
Metropolitan Bank Holding Corp.(b) . . . . . . . . . . . . .	315	13,466
Midland States Bancorp, Inc. . . . . . . . . . . . . . . . . . .	1,083	25,797
MidWestOne Financial Group, Inc. . . . . . . . . . . . . . .	611	17,554
MMA Capital Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	408	12,318
Moelis & Co., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	1,484	47,429
MutualFirst Financial, Inc. . . . . . . . . . . . . . . . . . . . . .	347	11,624
National Bank Holdings Corp., Class A . . . . . . . . . .	728	22,270
NBT Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,313	44,235
Nelnet, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . . . . .	619	32,869
New York Mortgage Trust, Inc. . . . . . . . . . . . . . . . .	6,627	37,774
Nicolet Bankshares, Inc.(b) . . . . . . . . . . . . . . . . . . . .	562	37,345
NMI Holdings, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	7,473	174,420
Northfield Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . .	2,181	30,818
Northwest Bancshares, Inc. . . . . . . . . . . . . . . . . . . .	2,068	28,725
OceanFirst Financial Corp. . . . . . . . . . . . . . . . . . . . .	1,046	21,380
OFG Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	933	15,618
Old National Bancorp. . . . . . . . . . . . . . . . . . . . . . . . .	5,866	92,448
Opus Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	694	16,427
Pacific Premier Bancorp, Inc. . . . . . . . . . . . . . . . . . .	2,685	69,354
Park National Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	528	46,105
Peapack-Gladstone Financial Corp. . . . . . . . . . . . . .	562	15,427
PennyMac Financial Services, Inc. . . . . . . . . . . . . . .	1,599	56,381
PennyMac Mortgage Investment Trust . . . . . . . . . .	4,727	97,849
Peoples Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	467	13,333
Piper Sandler Cos. . . . . . . . . . . . . . . . . . . . . . . . . . . .	415	29,083
PJT Partners, Inc., Class A . . . . . . . . . . . . . . . . . . . .	557	25,037
PRA Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,819	70,614
Preferred Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	597	30,525
ProAssurance Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	753	20,444
Provident Financial Services, Inc.. . . . . . . . . . . . . . .	1,368	27,333
QCR Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	598	22,760
Radian Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,635	565,727
Ready Capital Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,310	18,995
Redwood Trust, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	2,929	50,027
Renasant Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,727	48,926
	Shares	Value
Financials-(continued)
Republic Bancorp, Inc., Class A . . . . . . . . . . . . . . . .	284	$10,150
RLI Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,891	232,379
S&T Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	656	21,563
Safety Insurance Group, Inc. . . . . . . . . . . . . . . . . . .	723	56,929
Sandy Spring Bancorp, Inc.. . . . . . . . . . . . . . . . . . . .	986	30,329
Seacoast Banking Corp. of Florida(b) . . . . . . . . . . . .	1,304	32,470
Selective Insurance Group, Inc. . . . . . . . . . . . . . . . .	1,676	93,487
ServisFirst Bancshares, Inc. . . . . . . . . . . . . . . . . . . .	1,356	46,850
Simmons First National Corp., Class A . . . . . . . . . .	1,560	33,353
South State Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,779	121,185
Southern First Bancshares, Inc.(b) . . . . . . . . . . . . . .	343	13,075
Southside Bancshares, Inc.. . . . . . . . . . . . . . . . . . . .	805	25,937
Stewart Information Services Corp.. . . . . . . . . . . . .	507	18,343
Stifel Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	3,636	197,944
Stock Yards Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . .	993	34,695
Summit Financial Group, Inc. . . . . . . . . . . . . . . . . . .	535	11,727
Tompkins Financial Corp. . . . . . . . . . . . . . . . . . . . . .	492	39,104
Towne Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,991	45,912
TPG RE Finance Trust, Inc. . . . . . . . . . . . . . . . . . . . .	2,106	40,477
TriCo Bancshares. . . . . . . . . . . . . . . . . . . . . . . . . . . .	778	26,312
TriState Capital Holdings, Inc.(b). . . . . . . . . . . . . . . .	716	14,227
Triumph Bancorp, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	475	16,088
TrustCo Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	4,278	29,347
Trustmark Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,498	67,196
UMB Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	884	51,405
United Bankshares, Inc. . . . . . . . . . . . . . . . . . . . . . .	4,741	136,920
United Community Banks, Inc. . . . . . . . . . . . . . . . . .	5,335	132,148
Univest Financial Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,004	23,494
Valley National Bancorp . . . . . . . . . . . . . . . . . . . . . .	20,822	193,645
Veritex Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,317	31,700
Virtus Investment Partners, Inc. . . . . . . . . . . . . . . .	389	42,946
Waddell & Reed Financial, Inc., Class A(c) . . . . . . . .	1,225	16,856
Walker & Dunlop, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	2,668	173,020
Washington Federal, Inc.. . . . . . . . . . . . . . . . . . . . . .	5,309	159,217
Washington Trust Bancorp, Inc. . . . . . . . . . . . . . . . .	352	15,108
Waterstone Financial, Inc.. . . . . . . . . . . . . . . . . . . . .	966	16,065
WesBanco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,126	34,467
West Bancorporation, Inc.. . . . . . . . . . . . . . . . . . . . .	633	12,945
Westamerica Bancorporation . . . . . . . . . . . . . . . . . .	908	52,501
Western Asset Mortgage Capital Corp. . . . . . . . . . .	2,200	22,044
WSFS Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	1,500	51,690
		11,290,732
Health Care-9.71%
Addus HomeCare Corp.(b) . . . . . . . . . . . . . . . . . . . . .	258	19,678
Alector, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	895	24,595
Allscripts Healthcare Solutions, Inc.(b). . . . . . . . . . .	3,549	26,759
Amedisys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,888	850,560
AMN Healthcare Services, Inc.(b) . . . . . . . . . . . . . . .	352	25,907
ANI Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . . . . . .	228	10,946
Anika Therapeutics, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,240	51,782
Aratana Therapeutics, Inc., CVR(b)(e). . . . . . . . . . . .	540	135
Arrowhead Pharmaceuticals, Inc.(b). . . . . . . . . . . . .	230	8,133
Atrion Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67	41,293
Cardiovascular Systems, Inc.(b) . . . . . . . . . . . . . . . .	862	32,428
CONMED Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,109	294,236
Corcept Therapeutics, Inc.(b) . . . . . . . . . . . . . . . . . .	1,638	20,672
Cortexyme, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	378	18,994
CorVel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	746	51,429
Cutera, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	481	11,919

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Health Care-(continued)			Industrials-(continued)
Ensign Group, Inc. (The) . . . . . . . . . . . . . . . . . . . . . .	2,321	$ 103,284	Allegiant Travel Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	588	$79,698
Globus Medical, Inc., Class A(b). . . . . . . . . . . . . . . . .	5,574	252,112	American Woodmark Corp.(b) . . . . . . . . . . . . . . . . . .	1,591	133,278
Gossamer Bio., Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	889	11,673	Apogee Enterprises, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,068	32,243
Haemonetics Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . .	3,354	363,339	Applied Industrial Technologies, Inc. . . . . . . . . . . . .	1,251	73,796
HealthEquity, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,916	136,017	Arcosa, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	460	19,762
HealthStream, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,219	29,646	ASGN, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	424	21,501
HMS Holdings Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . .	886	20,351	Atkore International Group, Inc.(b) . . . . . . . . . . . . . .	2,109	77,843
Integer Holdings Corp.(b). . . . . . . . . . . . . . . . . . . . . .	170	15,329	Axon Enterprise, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	441	34,120
iRhythm Technologies, Inc.(b) . . . . . . . . . . . . . . . . . .	222	19,307	AZZ, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	329	12,137
Ironwood Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . .	7,032	84,665	Barnes Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	720	38,664
Joint Corp. (The)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	756	11,211	Barrett Business Services, Inc.. . . . . . . . . . . . . . . . .	281	16,832
LeMaitre Vascular, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,249	35,596	Beacon Roofing Supply, Inc.(b) . . . . . . . . . . . . . . . . .	723	21,473
LivaNova PLC(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400	27,888	BMC Stock Holdings, Inc.(b). . . . . . . . . . . . . . . . . . . .	6,645	163,002
Magellan Health, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	2,082	124,941	Brady Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	2,957	139,984
Medpace Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	2,483	223,321	Brink's Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,283	100,446
Mesa Laboratories, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	135	32,304	Builders FirstSource, Inc.(b) . . . . . . . . . . . . . . . . . . .	1,683	38,221
Momenta Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . .	1,082	30,610	Casella Waste Systems, Inc., Class A(b) . . . . . . . . . .	1,295	62,743
National HealthCare Corp. . . . . . . . . . . . . . . . . . . . .	901	66,863	CBIZ, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,862	100,566
National Research Corp. . . . . . . . . . . . . . . . . . . . . . .	3,338	183,557	Cimpress PLC (Ireland)(b)(c) . . . . . . . . . . . . . . . . . . .	431	50,173
Natus Medical, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	390	10,483	CIRCOR International, Inc.(b). . . . . . . . . . . . . . . . . . .	1,170	42,097
Neogen Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,153	130,795	Columbus McKinnon Corp. . . . . . . . . . . . . . . . . . . . .	722	22,447
NeoGenomics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	775	21,956	Comfort Systems USA, Inc. . . . . . . . . . . . . . . . . . . .	1,367	57,715
Nevro Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	644	83,817	Covanta Holding Corp. . . . . . . . . . . . . . . . . . . . . . . .	2,129	28,443
NextCure, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	552	23,052	CRA International, Inc. . . . . . . . . . . . . . . . . . . . . . . .	345	16,046
NextGen Healthcare, Inc.(b). . . . . . . . . . . . . . . . . . . .	859	11,236	CSW Industrials, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	2,013	132,536
NGM Biopharmaceuticals, Inc.(b) . . . . . . . . . . . . . . .	828	14,937	Deluxe Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,151	71,628
Novocure Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	169	12,295	Douglas Dynamics, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,192	51,888
NuVasive, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,265	214,870	EMCOR Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	6,564	504,903
Omnicell, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,919	156,341	Encore Wire Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	669	32,761
Patterson Cos., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,165	27,715	Ennis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	893	17,949
Pennant Group, Inc. (The)(b). . . . . . . . . . . . . . . . . . .	869	23,611	EnPro Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	393	21,202
Prestige Consumer Healthcare, Inc.(b). . . . . . . . . . .	1,238	46,252	ESCO Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . .	752	68,372
Progyny, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	471	12,967	Evoqua Water Technologies Corp.(b) . . . . . . . . . . . .	2,608	54,690
Providence Service Corp. (The)(b) . . . . . . . . . . . . . .	254	15,692	Exponent, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,763	350,795
Quidel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,050	235,582	Federal Signal Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	6,226	180,554
Repligen Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,681	229,494	Forward Air Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,487	146,758
Select Medical Holdings Corp.(b). . . . . . . . . . . . . . . .	2,614	62,579	Foundation Building Materials, Inc.(b) . . . . . . . . . . .	785	12,246
Simulations Plus, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,536	50,012	Franklin Covey Co.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	830	26,103
Syneos Health, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,070	131,134	Franklin Electric Co., Inc.. . . . . . . . . . . . . . . . . . . . . .	2,527	130,621
Tactile Systems Technology, Inc.(b) . . . . . . . . . . . . .	497	25,054	FTI Consulting, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	4,734	533,001
Teladoc Health, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . .	261	32,615	GATX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	463	33,118
Tenet Healthcare Corp.(b) . . . . . . . . . . . . . . . . . . . . .	1,192	31,326	Generac Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	4,545	468,090
Turning Point Therapeutics, Inc.(b) . . . . . . . . . . . . .	1,033	51,206	Gibraltar Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,262	63,946
US Physical Therapy, Inc. . . . . . . . . . . . . . . . . . . . . .	638	66,492	GMS, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	416	9,506
Utah Medical Products, Inc. . . . . . . . . . . . . . . . . . . .	376	32,862	Gorman-Rupp Co. (The) . . . . . . . . . . . . . . . . . . . . . .	770	24,632
Varex Imaging Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,442	33,483	Great Lakes Dredge & Dock Corp.(b) . . . . . . . . . . . .	1,596	15,481
			Griffon Corp	2,434	42,352
		5,049,338
			Hawaiian Holdings, Inc	738	15,409
Industrials-21.51%
			Heartland Express, Inc. . . . . . . . . . . . . . . . . . . . . . . .	2,602	46,602
AAON, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,992	219,600
			Herc Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	492	18,047
AAR Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,364	47,126	Heritage-Crystal Clean, Inc.(b). . . . . . . . . . . . . . . . . .	508	13,376
ABM Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	4,411	145,210	Herman Miller, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,726	196,058
ACCO Brands Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,594	20,778
			Hillenbrand, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	412	9,641
Advanced Disposal Services, Inc.(b) . . . . . . . . . . . . .	2,704	89,394
			HNI Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,282	42,088
Advanced Drainage Systems, Inc. . . . . . . . . . . . . . .	2,722	113,943
			Huron Consulting Group, Inc.(b) . . . . . . . . . . . . . . . .	661	39,224
Aegion Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	872	15,705	ICF International, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	769	58,429
Aerojet Rocketdyne Holdings, Inc.(b) . . . . . . . . . . . .	1,160	57,165
			Insperity, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	219	14,732
Aircastle Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,674	85,167
			JELD-WEN Holding, Inc.(b) . . . . . . . . . . . . . . . . . . . .	2,075	39,010
Alamo Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	336	37,219	John Bean Technologies Corp.. . . . . . . . . . . . . . . . .	2,242	217,160
Albany International Corp., Class A . . . . . . . . . . . . .	1,393	89,249
			Kadant, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	452	41,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
Kaman Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,003	$55,626
Kelly Services, Inc., Class A . . . . . . . . . . . . . . . . . . .	973	16,162
Kennametal, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	827	22,991
Kforce, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,656	50,442
Kimball International, Inc., Class B. . . . . . . . . . . . . .	3,416	55,271
Knoll, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	918	16,194
Korn Ferry . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	960	33,581
Marten Transport Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	2,777	54,263
Masonite International Corp.(b). . . . . . . . . . . . . . . . .	811	59,608
MasTec, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,249	110,381
Matson, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	702	23,313
McGrath RentCorp . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,569	108,967
Mercury Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	2,959	217,368
Meritor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,650	37,438
Miller Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	777	23,085
Mobile Mini, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	956	37,274
Moog, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . .	502	38,714
MSA Safety, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,990	363,793
Mueller Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . .	3,136	87,745
Mueller Water Products, Inc., Class A . . . . . . . . . . .	2,621	28,700
NOW, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,314	11,603
Omega Flex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	233	18,244
Park Aerospace Corp. . . . . . . . . . . . . . . . . . . . . . . . .	780	10,850
Patrick Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	729	38,513
Primoris Services Corp.. . . . . . . . . . . . . . . . . . . . . . .	706	13,400
Proto Labs, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	277	24,276
Quanex Building Products Corp. . . . . . . . . . . . . . . .	1,889	31,735
Raven Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	502	14,412
RBC Bearings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,318	225,628
Resources Connection, Inc. . . . . . . . . . . . . . . . . . . .	1,133	14,196
Rexnord Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,125	91,125
Rush Enterprises, Inc., Class A. . . . . . . . . . . . . . . . .	858	35,967
Saia, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,970	172,001
Simpson Manufacturing Co., Inc. . . . . . . . . . . . . . . .	7,453	591,992
SiteOne Landscape Supply, Inc.(b) . . . . . . . . . . . . . .	490	48,632
SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	987	44,810
SPX Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,849	77,529
SPX FLOW, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	841	30,932
Standex International Corp. . . . . . . . . . . . . . . . . . . .	208	13,193
Steelcase, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . .	1,561	25,319
Tennant Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,195	85,490
Terex Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	453	9,971
Tetra Tech, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,743	545,306
Thermon Group Holdings, Inc.(b) . . . . . . . . . . . . . . .	1,321	23,210
Transcat, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	470	13,578
Trex Co., Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,858	273,368
TriMas Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,067	27,048
TriNet Group, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	1,442	76,224
Triumph Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	1,510	28,690
TrueBlue, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	579	8,616
UniFirst Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,747	324,610
Universal Forest Products, Inc. . . . . . . . . . . . . . . . .	5,334	249,951
Vectrus, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	392	20,419
Viad Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	731	36,696
Wabash National Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,906	20,928
Watts Water Technologies, Inc., Class A . . . . . . . . .	2,405	225,854
Welbilt, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,482	19,592
	Shares	Value
Industrials-(continued)
Werner Enterprises, Inc. . . . . . . . . . . . . . . . . . . . . . .	3,965	$ 133,224
WillScot Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,305	40,430
		11,186,223
Information Technology-11.48%
ACI Worldwide, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,169	32,580
Advanced Energy Industries, Inc.(b) . . . . . . . . . . . . .	2,989	177,771
Agilysys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,715	55,103
Alarm.com Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . .	340	16,405
Ambarella, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	524	31,152
American Software, Inc., Class A. . . . . . . . . . . . . . .	3,525	57,986
Amkor Technology, Inc.(b). . . . . . . . . . . . . . . . . . . . .	3,767	39,309
Anixter International, Inc.(b) . . . . . . . . . . . . . . . . . . .	767	74,790
AppFolio, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	1,111	136,620
AVX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	955	20,762
Axcelis Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . .	991	23,774
Badger Meter, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,454	87,545
Belden, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	780	31,145
Benchmark Electronics, Inc. . . . . . . . . . . . . . . . . . . .	4,004	108,829
Blackbaud, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,422	96,412
Blackline, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,035	64,760
Bottomline Technologies (DE), Inc.(b) . . . . . . . . . . .	441	19,527
Brooks Automation, Inc. . . . . . . . . . . . . . . . . . . . . . .	4,483	154,708
Cardtronics PLC, Class A(b). . . . . . . . . . . . . . . . . . . .	836	30,322
CEVA, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	581	16,506
Cirrus Logic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	3,314	227,473
CommVault Systems, Inc.(b) . . . . . . . . . . . . . . . . . . .	292	12,176
Comtech Telecommunications Corp.. . . . . . . . . . . .	553	15,495
Cornerstone OnDemand, Inc.(b) . . . . . . . . . . . . . . . .	585	24,003
CSG Systems International, Inc. . . . . . . . . . . . . . . . .	1,772	78,411
CTS Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	969	25,262
Digi International, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	2,186	28,943
Diodes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,358	103,776
DSP Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,074	14,617
Envestnet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	392	29,588
ePlus, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	220	16,667
Everbridge, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	267	28,211
EVERTEC, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,121	33,271
Evo Payments, Inc., Class A(b) . . . . . . . . . . . . . . . . .	580	14,662
ExlService Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,196	89,281
Fabrinet (Thailand)(b). . . . . . . . . . . . . . . . . . . . . . . . .	930	51,262
FormFactor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,664	81,964
Ichor Holdings Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	695	20,099
Inphi Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	633	47,260
Insight Enterprises, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	2,575	141,857
Itron, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	817	61,961
j2 Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,701	148,548
KBR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,451	63,628
Knowles Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,394	73,028
Lattice Semiconductor Corp.(b) . . . . . . . . . . . . . . . .	2,025	36,349
LivePerson, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,831	48,448
LiveRamp Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	2,108	74,708
ManTech International Corp., Class A . . . . . . . . . . .	3,659	274,059
MAXIMUS, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,875	181,183
Methode Electronics, Inc. . . . . . . . . . . . . . . . . . . . . .	451	13,828
MicroStrategy, Inc., Class A(b) . . . . . . . . . . . . . . . . .	209	28,248
Model N, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	423	12,267
MTS Systems Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	655	26,292
Napco Security Technologies, Inc.(b) . . . . . . . . . . . .	990	20,137
NIC, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,722	159,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
Novanta, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,225	$ 109,282
OneSpan, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	792	13,076
Onto Innovation, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,957	59,825
OSI Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	599	48,681
PDF Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,075	15,738
Perficient, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,671	109,431
Perspecta, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,198	79,854
Photronics, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,916	36,304
Plexus Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,270	150,615
Power Integrations, Inc. . . . . . . . . . . . . . . . . . . . . . .	3,148	274,033
Progress Software Corp.. . . . . . . . . . . . . . . . . . . . . .	2,544	94,866
QAD, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .	325	15,941
Qualys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	859	68,875
Rogers Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	277	32,132
SailPoint Technologies Holding, Inc.(b) . . . . . . . . . .	542	13,723
Sanmina Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,118	160,842
Semtech Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,939	76,571
Silicon Laboratories, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,564	138,696
SPS Commerce, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,431	75,271
Sykes Enterprises, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	4,125	130,680
Synaptics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	420	27,741
Tech Data Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	861	122,598
TTEC Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,596	59,738
Varonis Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	566	45,405
Verint Systems, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . .	772	42,367
Verra Mobility Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . .	5,603	84,857
Viavi Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	13,934	183,789
Vishay Intertechnology, Inc. . . . . . . . . . . . . . . . . . . .	4,550	85,085
Vishay Precision Group, Inc.(b) . . . . . . . . . . . . . . . . .	479	13,158
Yext, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	997	15,115
		5,966,782
Materials-3.38%
Balchem Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,787	168,800
Boise Cascade Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,952	140,217
Carpenter Technology Corp. . . . . . . . . . . . . . . . . . .	1,586	58,286
Chase Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	450	39,956
Commercial Metals Co. . . . . . . . . . . . . . . . . . . . . . . .	2,071	37,817
Compass Minerals International, Inc.. . . . . . . . . . . .	1,754	95,681
H.B. Fuller Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,992	78,146
Haynes International, Inc. . . . . . . . . . . . . . . . . . . . . .	795	20,121
Ingevity Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	365	16,440
Innospec, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,325	201,206
Kaiser Aluminum Corp. . . . . . . . . . . . . . . . . . . . . . . .	806	76,207
Koppers Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	437	9,553
Louisiana-Pacific Corp. . . . . . . . . . . . . . . . . . . . . . . .	8,109	230,701
Materion Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,091	49,466
Minerals Technologies, Inc.. . . . . . . . . . . . . . . . . . . .	428	19,204
Neenah, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	816	47,140
Novagold Resources, Inc. (Canada)(b) . . . . . . . . . . .	4,140	33,037
PH Glatfelter Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,174	16,741
PolyOne Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,280	56,453
Quaker Chemical Corp. . . . . . . . . . . . . . . . . . . . . . . .	145	22,848
Schweitzer-Mauduit International, Inc., Class A . . .	2,470	83,288
Sensient Technologies Corp. . . . . . . . . . . . . . . . . . .	923	45,393
Stepan Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,115	97,930
Summit Materials, Inc., Class A(b) . . . . . . . . . . . . . .	3,094	60,457
Tredegar Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,003	34,171
Worthington Industries, Inc. . . . . . . . . . . . . . . . . . . .	568	18,062
		1,757,321
	Shares	Value
Real Estate-13.79%
Acadia Realty Trust . . . . . . . . . . . . . . . . . . . . . . . . . .	2,325	$53,103
Agree Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,230	160,159
Alexander & Baldwin, Inc. . . . . . . . . . . . . . . . . . . . . .	1,067	20,060
Alexander's, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59	18,349
American Assets Trust, Inc. . . . . . . . . . . . . . . . . . . .	1,440	59,688
American Finance Trust, Inc. . . . . . . . . . . . . . . . . . .	1,592	16,557
Armada Hoffler Properties, Inc. . . . . . . . . . . . . . . . .	2,411	40,408
CareTrust REIT, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	2,333	48,690
Chatham Lodging Trust . . . . . . . . . . . . . . . . . . . . . .	945	13,173
City Office REIT, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	3,563	41,331
Community Healthcare Trust, Inc. . . . . . . . . . . . . . .	1,571	74,827
Consolidated-Tomoka Land Co. . . . . . . . . . . . . . . . .	373	21,451
CorEnergy Infrastructure Trust, Inc. . . . . . . . . . . . .	714	24,919
Cushman & Wakefield PLC(b) . . . . . . . . . . . . . . . . . .	1,270	23,101
DiamondRock Hospitality Co. . . . . . . . . . . . . . . . . . .	6,448	58,806
Easterly Government Properties, Inc. . . . . . . . . . . .	5,058	120,229
EastGroup Properties, Inc. . . . . . . . . . . . . . . . . . . . .	3,408	428,488
Essential Properties Realty Trust, Inc.. . . . . . . . . . .	9,592	219,753
First Industrial Realty Trust, Inc. . . . . . . . . . . . . . . .	12,640	486,640
Forestar Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	713	12,756
Four Corners Property Trust, Inc. . . . . . . . . . . . . . .	2,228	63,921
Franklin Street Properties Corp. . . . . . . . . . . . . . . .	4,894	34,894
FRP Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	306	13,840
Getty Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,157	32,789
Gladstone Commercial Corp. . . . . . . . . . . . . . . . . . .	1,642	30,985
Global Medical REIT, Inc. . . . . . . . . . . . . . . . . . . . . . .	2,036	28,443
Global Net Lease, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	2,442	45,055
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,658	158,139
Healthcare Realty Trust, Inc. . . . . . . . . . . . . . . . . . .	3,961	135,862
Independence Realty Trust, Inc.. . . . . . . . . . . . . . . .	7,693	102,009
Industrial Logistics Properties Trust . . . . . . . . . . . .	3,059	63,199
Innovative Industrial Properties, Inc.(c) . . . . . . . . . .	442	40,637
Investors Real Estate Trust. . . . . . . . . . . . . . . . . . . .	681	47,976
iStar, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,241	33,906
Kennedy-Wilson Holdings, Inc. . . . . . . . . . . . . . . . . .	5,212	105,335
Kite Realty Group Trust . . . . . . . . . . . . . . . . . . . . . .	3,064	49,484
Lexington Realty Trust . . . . . . . . . . . . . . . . . . . . . . .	21,989	228,026
LTC Properties, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	1,738	77,915
Mack-Cali Realty Corp.. . . . . . . . . . . . . . . . . . . . . . . .	2,026	38,453
Marcus & Millichap, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	646	20,646
Monmouth Real Estate Investment Corp. . . . . . . . .	3,094	43,935
National Health Investors, Inc. . . . . . . . . . . . . . . . . .	1,344	109,845
National Storage Affiliates Trust . . . . . . . . . . . . . . .	1,874	63,229
New Senior Investment Group, Inc. . . . . . . . . . . . . .	1,495	9,075
Newmark Group, Inc., Class A . . . . . . . . . . . . . . . . .	8,890	84,899
NexPoint Residential Trust, Inc. . . . . . . . . . . . . . . . .	838	37,291
Office Properties Income Trust . . . . . . . . . . . . . . . .	900	26,217
Pebblebrook Hotel Trust . . . . . . . . . . . . . . . . . . . . . .	1,110	22,433
Physicians Realty Trust . . . . . . . . . . . . . . . . . . . . . . .	5,943	112,085
Piedmont Office Realty Trust, Inc., Class A . . . . . .	7,232	156,139
PotlatchDeltic Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	6,563	241,125
PS Business Parks, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,959	291,009
QTS Realty Trust, Inc., Class A . . . . . . . . . . . . . . . .	2,576	144,694
RE/MAX Holdings, Inc., Class A . . . . . . . . . . . . . . . .	964	28,101
Retail Opportunity Investments Corp. . . . . . . . . . . .	3,428	51,420
Rexford Industrial Realty, Inc. . . . . . . . . . . . . . . . . .	10,021	468,682
RLJ Lodging Trust . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,534	46,684
RPT Realty . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,714	35,173
Ryman Hospitality Properties, Inc.. . . . . . . . . . . . . .	3,972	276,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
Sabra Health Care REIT, Inc. . . . . . . . . . . . . . . . . . .	11,042	$ 215,871
Safehold, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,013	55,330
Saul Centers, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	343	14,752
Seritage Growth Properties, Class A(c) . . . . . . . . . .	717	24,650
St. Joe Co. (The)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,910	37,570
STAG Industrial, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	7,428	207,835
Summit Hotel Properties, Inc. . . . . . . . . . . . . . . . . .	5,292	49,057
Sunstone Hotel Investors, Inc. . . . . . . . . . . . . . . . . .	7,313	80,077
Terreno Realty Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	7,347	403,130
Universal Health Realty Income Trust . . . . . . . . . . .	1,851	199,390
Urban Edge Properties . . . . . . . . . . . . . . . . . . . . . . .	5,715	92,583
Urstadt Biddle Properties, Inc., Class A. . . . . . . . . .	1,614	33,265
Washington REIT . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,572	95,908
Whitestone REIT. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,214	14,920
Xenia Hotels & Resorts, Inc. . . . . . . . . . . . . . . . . . . .	7,067	105,722
		7,172,192
Utilities-2.68%
ALLETE, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	929	64,092
American States Water Co. . . . . . . . . . . . . . . . . . . .	1,222	93,593
Avista Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,008	47,527
Black Hills Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,320	95,304
California Water Service Group . . . . . . . . . . . . . . . .	735	35,251
Chesapeake Utilities Corp. . . . . . . . . . . . . . . . . . . . .	247	21,118
Clearway Energy, Inc., Class C . . . . . . . . . . . . . . . . .	1,380	29,035
Consolidated Water Co. Ltd. (Cayman Islands) . . .	1,043	16,855
El Paso Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,323	89,792
MGE Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	734	52,363
Middlesex Water Co. . . . . . . . . . . . . . . . . . . . . . . . . .	297	17,663
New Jersey Resources Corp. . . . . . . . . . . . . . . . . . .	306	10,805
Northwest Natural Holding Co.. . . . . . . . . . . . . . . . .	390	25,650
NorthWestern Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	970	68,230
ONE Gas, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,014	83,290
Ormat Technologies, Inc. . . . . . . . . . . . . . . . . . . . . .	1,890	131,695
Otter Tail Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	463	22,506
Pattern Energy Group, Inc., Class A . . . . . . . . . . . .	4,014	108,579
PNM Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,546	72,786
Portland General Electric Co. . . . . . . . . . . . . . . . . . .	2,560	139,290

Investment Abbreviations:

CVR -Contingent Value Rights

REIT -Real Estate Investment Trust

	Shares	Value
Utilities-(continued)
SJW Group . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	279	$17,069
South Jersey Industries, Inc. . . . . . . . . . . . . . . . . . .	856	23,155
Southwest Gas Holdings, Inc. . . . . . . . . . . . . . . . . . .	462	29,882
Spire, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	741	55,612
Unitil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	361	20,339
York Water Co. (The) . . . . . . . . . . . . . . . . . . . . . . . .	489	20,680
		1,392,161
Total Common Stocks & Other Equity Interests
(Cost $59,032,487) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		51,936,515

Money Market Funds-0.07%

Invesco Premier U.S. Government Money

Portfolio, Institutional Class, 1.46%(f)
(Cost $37,890) . . . . . . . . . . . . . . . . . . . . . . . . . . .	37,890	37,890
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-99.95%
(Cost $59,070,377) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	51,974,405

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.90%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(f)(g) . . . . . . . . . . . . . . .	350,009	350,009
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(f)(g) . . . . . . . . . . . . . . . . . . . . . . . . . .	116,611	116,669
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $466,669) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	466,678
TOTAL INVESTMENTS IN SECURITIES-100.85%
(Cost $59,537,046) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	52,441,083
OTHER ASSETS LESS LIABILITIES-(0.85)%. . . . . . . . .	. . . . . . . .	(443,999)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$51,997,084

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The Fund's Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	August 31, 2019	at Cost	from Sales	(Depreciation)	(Loss)	February 29, 2020	Income

Invesco Mortgage Capital, Inc.	$11,708	$74,339	$(16,345)	$(6,208)	$(155)	$63,339	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)

February 29, 2020

(Unaudited)

(e)Security valued using significant unobservable inputs (Level 3). See Note 4.

(f)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(g)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	21.71
Industrials	21.51

Real Estate	13.79
Information Technology	11.48

Consumer Discretionary	10.53
Health Care	9.71

Materials	3.38
Consumer Staples	3.02

Sector Types Each Less Than 3%	4.75
Money Market Funds Plus Other Assets
Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Invesco Russell	Invesco Russell
	1000® Dynamic	2000® Dynamic
	Multifactor	Multifactor
	ETF (OMFL)	ETF (OMFS)
Assets:
Unaffiliated investments in securities, at value(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,083,918,982	$51,873,176
Affiliated investments in securities, at value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	710,439	567,907
Receivable for:
Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,487,805	43,334
Securities lending. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	482	1,921

Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,086,117,708	52,486,338
Liabilities:
Payable for:
Collateral upon return of securities loaned . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	494,502	466,669
Accrued unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	304,229	19,519
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,283	3,066

Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	811,014	489,254
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$1,085,306,694	$51,997,084
Net assets consist of:

Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,114,424,245	$59,315,114
Distributable earnings (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(29,117,551)	(7,318,030)
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$1,085,306,694	$51,997,084

Shares outstanding (unlimited amount authorized, $0.01 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36,900,000	2,150,000
Net asset value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$29.41	$24.18

Market price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$29.23	$23.90

Unaffiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,216,049,584	$58,962,815

Affiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$710,433	$574,231
(a)Includes securities on loan with an aggregate value of:. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$474,123	$450,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

	Invesco Russell	Invesco Russell
	1000® Dynamic	2000® Dynamic
	Multifactor	Multifactor
	ETF (OMFL)	ETF (OMFS)
Investment income:
Unaffiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$12,295,374	$388,284
Affiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	66,874	172
Securities lending income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,202	34,814
Foreign withholding tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(4,957)	(319)

Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,387,493	422,951
Expenses:
Unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,699,244	91,822

Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(655)	(22)

Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,698,589	91,800

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,688,904	331,151
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(28,452,355)	(4,384,306)
Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	474,033	(155)
Unaffiliated in-kind redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	153,749,196	6,174,103
Affiliated in-kind redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,124	-
Net realized gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	125,776,998	1,789,642
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(124,992,582)	(6,754,242)
Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6	(6,199)

Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(124,992,576)	(6,760,441)

Net realized and unrealized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	784,422	(4,970,799)

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$11,473,326	$(4,639,648)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Statements of Changes in Net Assets

For the six months ended February 29, 2020, period July 1, 2019 through August 31, 2019 and the year ended June 30, 2019

(Unaudited)

	Invesco Russell 1000® Dynamic			Invesco Russell 2000® Dynamic
	Multifactor ETF (OMFL)			Multifactor ETF (OMFS)
	Six Months Ended	Two Months Ended	Year Ended	Six Months Ended	Two Months Ended	Year Ended
	February 29, 2020	August 31, 2019	June 30, 2019	February 29, 2020	August 31, 2019	June 30, 2019
Operations:
Net investment income . . . . . . . . . . . . .	$10,688,904	$2,688,972	$8,991,109	$331,151	$15,982	$199,690
Net realized gain (loss) . . . . . . . . . . . . .	125,776,998	75,785,047	10,151,618	1,789,642	849,004	(493,577)
Change in net unrealized appreciation
(depreciation) . . . . . . . . . . . . . . . . . . .	(124,992,576)	(71,050,531)	65,150,207	(6,760,441)	(1,340,500)	488,271
Net increase (decrease) in net
assets resulting from operations .	11,473,326	7,423,488	84,292,934	(4,639,648)	(475,514)	194,384
Distributions to Shareholders
from:
Distributable earnings . . . . . . . . . . . . . .	(11,385,018)	-	(8,357,048)	(264,310)	-	(197,838)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . .	1,463,600,525	774,866,415	1,156,693,709	82,365,715	7,976,061	9,051,529
Value of shares repurchased . . . . . . . .	(1,430,924,012)	(728,072,575)	(384,896,789)	(38,271,242)	(6,764,762)	(10,538,081)
Net increase (decrease) in net
assets resulting from share
transactions . . . . . . . . . . . . . . . . . .	32,676,513	46,793,840	771,796,920	44,094,473	1,211,299	(1,486,552)
Net increase (decrease) in net
assets . . . . . . . . . . . . . . . . . . . . . . .	32,764,821	54,217,328	847,732,806	39,190,515	735,785	(1,490,006)
Net assets:
Beginning of period . . . . . . . . . . . . . . . .	1,052,541,873	998,324,545	150,591,739	12,806,569	12,070,784	13,560,790

End of period . . . . . . . . . . . . . . . . . . . . .	$1,085,306,694	$1,052,541,873	$998,324,545	$51,997,084	$12,806,569	$12,070,784
Changes in Shares

Outstanding:
Shares sold . . . . . . . . . . . . . . . . . . . . . . .	46,250,000	25,800,000	41,350,000	3,050,000	300,000	350,000
Shares repurchased. . . . . . . . . . . . . . . .	(44,700,000)	(24,050,000)	(13,400,000)	(1,400,000)	(250,000)	(400,000)
Shares outstanding, beginning of
period . . . . . . . . . . . . . . . . . . . . . . . . .	35,350,000	33,600,000	5,650,000	500,000	450,000	500,000

Shares outstanding, end of period . . . .	36,900,000	35,350,000	33,600,000	2,150,000	500,000	450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

				For the Period
	Six Months Ended			November 08, 2017(a)
	February 29,	Two Months Ended		Through
	2020	August 31,	Year Ended June 30,	June 30,
	(Unaudited)	2019	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . .	$29.77	$29.71	$26.65	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . .
	0.29	0.07	0.54	0.22
Net realized and unrealized gain (loss) on investments . .	(0.33)	(0.01)	2.99	1.59

Total from investment operations . . . . . . . . . . . . . . . . .	(0.04)	0.06	3.53	1.81
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.32)	-	(0.47)	(0.16)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . .	$29.41	$29.77	$29.71	$26.65
Market price at end of period(c) . . . . . . . . . . . . . . . . . . .
	$29.23	$29.79	$29.71
Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . .
	(0.23)%	0.20%	13.37%	7.26%
Market Price Total Return(d). . . . . . . . . . . . . . . . . . . . . . . . .	(0.91)%	0.27%	13.32%	7.28%
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . .	$1,085,307	$1,052,542	$998,325	$150,592
Ratio to average net assets of:	0.29%(e)	0.29%(f)	0.29%	0.29%(e)
Expenses, after Waivers . . . . . . . . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers . . . . . . . . . . . . . . . . . . . . . . .	0.29%(e)	0.29%(f)	0.29%	0.29%(e)
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .	1.82%(e)	1.48%(f)	1.92%	1.42%(e)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . .	169%	83%	138%	213%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights—(continued)

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

				For the Period
	Six Months Ended			November 08, 2017(a)
	February 29,	Two Months Ended		Through
	2020	August 31,	Year Ended June 30,	June 30,
	(Unaudited)	2019	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . .	$25.61	$26.82	$27.12	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . .
	0.20	0.03	0.43	0.22
Net realized and unrealized gain (loss) on investments . .	(1.44)	(1.24)	(0.29)	2.08

Total from investment operations . . . . . . . . . . . . . . . . .	(1.24)	(1.21)	0.14	2.30
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.19)	-	(0.44)	(0.18)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . .	$24.18	$25.61	$26.82	$27.12
Market price at end of period(c) . . . . . . . . . . . . . . . . . . .
	$23.90	$25.65	$26.82
Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . .
	(4.95)%	(4.51)%	0.63%	9.22%
Market Price Total Return(d). . . . . . . . . . . . . . . . . . . . . . . . .	(6.19)%	(4.36)%	0.59%	9.21%
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . .	$51,997	$12,807	$12,071	$13,561
Ratio to average net assets of:	0.39%(e)	0.41%(f)	0.39%	0.39%(e)
Expenses, after Waivers . . . . . . . . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers . . . . . . . . . . . . . . . . . . . . . . .	0.39%(e)	0.41%(f)	0.39%	0.39%(e)
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .	1.41%(e)	0.87%(f)	1.62%	1.30%(e)
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . . . . . . . . . .	145%	64%	189%	173%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 29, 2020 (Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the "Trust") was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This report includes the following portfolios:

Full Name	Short Name

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	"Russell 1000® Dynamic Multifactor ETF"
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)	"Russell 2000® Dynamic Multifactor ETF"

Each portfolio (each, a "Fund", and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):

Fund	Underlying Index

Russell 1000® Dynamic Multifactor ETF	Russell 1000® Invesco Dynamic Multifactor Index
Russell 2000® Dynamic Multifactor ETF	Russell 2000® Invesco Dynamic Multifactor Index

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investment companies are valued using such company's NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are

20

subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts') prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants ("APs") may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to each Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

21

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to each Fund's rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund's NAV.

Non-Correlation Risk. Each Fund's return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund's shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

C.Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's NAV and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each

22

Fund's Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal year-end.

F.Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

Each Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses - Expenses of the Trust that are excluded from a Fund's unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund's unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications - Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.Securities Lending - Each Fund may participate in securities lending and loan portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning

23

the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of Net Assets)

Russell 1000® Dynamic Multifactor ETF	0.29%
Russell 2000® Dynamic Multifactor ETF	0.39%

The Adviser has agreed to waive a portion of each Fund's unitary management fee to the extent necessary to prevent the operating expenses of each Fund (excluding distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, as set forth in the Investment Advisory Agreement) from exceeding the Fund's unitary management fee through at least May 24, 2021.

Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund's investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended February 29, 2020, the Adviser waived fees for each Fund in the following amounts:

Russell 1000® Dynamic Multifactor ETF	$655
Russell 2000® Dynamic Multifactor ETF	22

24

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Frank Russell Company (the "Licensor").

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of February 29, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Russell 2000® Dynamic Multifactor ETF
Investments in Securities

Common Stocks & Other Equity Interests	$51,936,380	$-	$135	$51,936,515
Money Market Funds	504,568	-	-	504,568

Total Investments	$52,440,948	$-	$135	$52,441,083

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

25

The Funds had capital loss carryforwards as of August 31, 2019, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Russell 1000® Dynamic Multifactor ETF	$23,766,047	$747,705	$24,513,752
Russell 2000® Dynamic Multifactor ETF	1,717,611	259,829	1,977,440

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Russell 1000® Dynamic Multifactor ETF	$1,891,616,789	$1,908,193,350
Russell 2000® Dynamic Multifactor ETF	65,079,554	65,739,139

For the six-month period ended February 29, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered

Russell 1000® Dynamic Multifactor ETF	$1,462,130,133	$1,412,881,900
Russell 2000® Dynamic Multifactor ETF	82,230,241	37,453,379

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 29, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

Russell 1000® Dynamic Multifactor ETF	$434,600	$(133,534,374)	$(133,099,774)	$1,217,729,195
Russell 2000® Dynamic Multifactor ETF	97,589	(7,333,787)	(7,236,198)	59,677,281

NOTE 7—Trustees' and Officer's Fees

Trustees' and Officer's Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund's unitary management fee, pays for such compensation for the Funds. The Trustee who is an "interested person" of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of their compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8—Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit

26

Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund's Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds' investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

27

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
Actual	$1,000.00	$ 997.70	0.29%	$1.44

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Actual	1,000.00	950.50	0.39	1.89
Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.39	1.96

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Proxy Voting Policies and Procedures

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust's Forms N-PORT are available on the Commission's website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	O-FAC-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

During the reporting period, PricewaterhouseCoopers, LLC ("PwC") advised the Registrant's Audit Committee of the following matters for consideration under the SEC auditor independence rules. PwC advised the Audit Committee that three PwC Managers each held financial interests in investment companies within the complex that includes the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd. (collectively, the "Invesco Fund Complex") that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit the engagement team was not aware of the investments until after the three PwC Managers ceased providing services, the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliates of the Registrant, , the individuals did not provide any audit services to the Registrant or its affiliates and did not provide any consultation to the audit engagement team of the Funds and the investments were not material to the net worth of each individual or their respective immediate family members which PwC considered in reaching its conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality has not been adversely affected by these matters as they relate to the audit of the Registrant and that it can continue to serve as the independent registered public accounting firm for the Funds.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. ("OFI") for 83 open-end mutual funds and 20 exchange- traded funds (collectively, the "Oppenheimer Funds"). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the "New Invesco Funds") that did not have pre-existing assets (together, the "Reorganizations"). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, "Invesco") of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company ("MassMutual"), which was also consummated on May 24, 2019 (the "Acquisition"). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PwC completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X ("Rule 2-01") if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the "Pre-Reorganization Relationship"). Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the "Pre-Reorganization Services").

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre- Reorganization Relationship and Services have on PwC's independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC's ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 ("PwC's Conclusion").

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC's Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversee.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

∙none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

∙PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC's professional engagement period;

∙other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

∙as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund's financial statements was based upon OFI's decision, and OFI management represented that the

PwC service was not considered a significant component of its decision;

∙while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

∙the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

∙with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre- Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

∙the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

∙the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in

Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2)  Certifications of the Registrant's President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)Certifications of the Registrant's President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Daniel E. Draper	.

Name: Daniel E. Draper

Title: President

Date: May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper	..

Name: Daniel E. Draper

Title: President

Date: May 6, 2020

By:	/s/ Kelli Gallegos	____

Name: Kelli Gallegos

Title: Treasurer

Date: May 6, 2020